As filed with the Securities and Exchange Commission on September 3, 2026

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04419

TRANSAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of principal executive offices) (Zip Code)

Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 1-800-851-9777

Date of fiscal year end:   December 31

Date of reporting period: June 30, 2026

Item 1:	Report(s) to Shareholders.

(a)

Semi-Annual Shareholder Report

Transamerica Janus Balanced VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Janus Balanced VP (the "Portfolio") seeks long-term capital growth, consistent with preservation of capital and balanced by current income. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$38	0.75%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$797,757,356
Number of Portfolio Holdings	657
Portfolio Turnover Rate	43%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	60.1%
U.S. Government Agency Obligations	9.0
Corporate Debt Securities	9.0
U.S. Government Obligations	8.1
Mortgage-Backed Securities	5.9
Asset-Backed Securities	5.8
Loan Assignments	1.1
Net Other Assets (Liabilities)Footnote Reference^	1.0
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Janus Balanced VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	5.0%
Alphabet, Inc., Class C	4.1
U.S. Treasury Bonds, 4.75%, 02/15/2056	4.0
Amazon.com, Inc.	2.9
Microsoft Corp.	2.9
Apple, Inc.	2.3
Broadcom, Inc.	2.3
Micron Technology, Inc.	2.2
U.S. Treasury Notes, 4.13%, 06/30/2031	1.9
Lam Research Corp.	1.5

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Janus Balanced VP

Initial Class

Semi-Annual Shareholder Report

Transamerica Janus Balanced VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Janus Balanced VP (the "Portfolio") seeks long-term capital growth, consistent with preservation of capital and balanced by current income. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	1.00%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$797,757,356
Number of Portfolio Holdings	657
Portfolio Turnover Rate	43%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	60.1%
U.S. Government Agency Obligations	9.0
Corporate Debt Securities	9.0
U.S. Government Obligations	8.1
Mortgage-Backed Securities	5.9
Asset-Backed Securities	5.8
Loan Assignments	1.1
Net Other Assets (Liabilities)Footnote Reference^	1.0
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Janus Balanced VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	5.0%
Alphabet, Inc., Class C	4.1
U.S. Treasury Bonds, 4.75%, 02/15/2056	4.0
Amazon.com, Inc.	2.9
Microsoft Corp.	2.9
Apple, Inc.	2.3
Broadcom, Inc.	2.3
Micron Technology, Inc.	2.2
U.S. Treasury Notes, 4.13%, 06/30/2031	1.9
Lam Research Corp.	1.5

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Janus Balanced VP

Service Class

Semi-Annual Shareholder Report

Transamerica Janus Mid-Cap Growth VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Janus Mid-Cap Growth VP (the "Portfolio") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$44	0.84%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$952,598,154
Number of Portfolio Holdings	79
Portfolio Turnover Rate	13%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	26.8%
Information Technology	22.2
Health Care	18.4
Consumer Discretionary	9.9
Financials	6.5
Utilities	5.5
Communication Services	2.7
Real Estate	1.9
Materials	1.5
Consumer Staples	0.5
Energy	0.4
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	3.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Janus Mid-Cap Growth VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
Flex Ltd.	5.3%
Ferguson Enterprises, Inc.	3.3
ON Semiconductor Corp.	3.2
Revvity, Inc.	2.8
LPL Financial Holdings, Inc.	2.8
JB Hunt Transport Services, Inc.	2.7
DoorDash, Inc., Class A	2.7
Teledyne Technologies, Inc.	2.6
Aramark	2.5
API Group Corp.	2.4

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Janus Mid-Cap Growth VP

Initial Class

Semi-Annual Shareholder Report

Transamerica Janus Mid-Cap Growth VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Janus Mid-Cap Growth VP (the "Portfolio") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.09%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$952,598,154
Number of Portfolio Holdings	79
Portfolio Turnover Rate	13%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	26.8%
Information Technology	22.2
Health Care	18.4
Consumer Discretionary	9.9
Financials	6.5
Utilities	5.5
Communication Services	2.7
Real Estate	1.9
Materials	1.5
Consumer Staples	0.5
Energy	0.4
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	3.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Janus Mid-Cap Growth VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
Flex Ltd.	5.3%
Ferguson Enterprises, Inc.	3.3
ON Semiconductor Corp.	3.2
Revvity, Inc.	2.8
LPL Financial Holdings, Inc.	2.8
JB Hunt Transport Services, Inc.	2.7
DoorDash, Inc., Class A	2.7
Teledyne Technologies, Inc.	2.6
Aramark	2.5
API Group Corp.	2.4

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Janus Mid-Cap Growth VP

Service Class

Semi-Annual Shareholder Report

Transamerica JPMorgan Asset Allocation - Conservative VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica JPMorgan Asset Allocation - Conservative VP (the "Portfolio") seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$8	0.15%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$682,206,754
Number of Portfolio Holdings	24
Portfolio Turnover Rate	2%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	63.3%
U.S. Equity Funds	25.5
International Equity Funds	8.2
U.S. Treasury	2.3
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Asset Allocation - Conservative VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Aegon Bond VP, Initial Class	21.4%
Transamerica Core Bond, Class I2	16.2
Transamerica Aegon Core Bond VP, Initial Class	14.9
Transamerica JPMorgan Enhanced Index VP, Initial Class	12.3
Transamerica WMC US Growth VP, Initial Class	8.2
Transamerica High Yield Bond, Class I2	5.6
Transamerica Large Cap Value, Class I2	3.8
U.S. Treasury Notes, 4.13%, 01/31/2027	2.3
Transamerica International Equity, Class I2	2.1
Transamerica International Focus, Class I2	1.7

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Asset Allocation - Conservative VP

Initial Class

Semi-Annual Shareholder Report

Transamerica JPMorgan Asset Allocation - Conservative VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica JPMorgan Asset Allocation - Conservative VP (the "Portfolio") seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$20	0.40%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$682,206,754
Number of Portfolio Holdings	24
Portfolio Turnover Rate	2%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	63.3%
U.S. Equity Funds	25.5
International Equity Funds	8.2
U.S. Treasury	2.3
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Asset Allocation - Conservative VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Aegon Bond VP, Initial Class	21.4%
Transamerica Core Bond, Class I2	16.2
Transamerica Aegon Core Bond VP, Initial Class	14.9
Transamerica JPMorgan Enhanced Index VP, Initial Class	12.3
Transamerica WMC US Growth VP, Initial Class	8.2
Transamerica High Yield Bond, Class I2	5.6
Transamerica Large Cap Value, Class I2	3.8
U.S. Treasury Notes, 4.13%, 01/31/2027	2.3
Transamerica International Equity, Class I2	2.1
Transamerica International Focus, Class I2	1.7

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Asset Allocation - Conservative VP

Service Class

Semi-Annual Shareholder Report

Transamerica JPMorgan Diversified Equity Allocation VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica JPMorgan Diversified Equity Allocation VP (the "Portfolio") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$7	0.14%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,196,204,771
Number of Portfolio Holdings	18
Portfolio Turnover Rate	2%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	66.5%
International Equity Funds	21.9
U.S. Fixed Income Funds	7.9
U.S. Treasury	2.3
Net Other Assets (Liabilities)Footnote Reference^	1.4
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Diversified Equity Allocation VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica JPMorgan Enhanced Index VP, Initial Class	30.1%
Transamerica WMC US Growth VP, Initial Class	19.5
Transamerica Large Cap Value, Class I2	12.0
Transamerica Aegon High Yield Bond VP, Initial Class	5.4
Transamerica International Equity, Class I2	5.3
Transamerica Emerging Markets Equity, Class I2	4.7
Transamerica International Stock, Class I2	4.1
Transamerica International Focus, Class I2	4.0
Transamerica International Small Cap Value, Class I2	2.8
Transamerica Floating Rate, Class I2	2.5

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Diversified Equity Allocation VP

Initial Class

Semi-Annual Shareholder Report

Transamerica JPMorgan Diversified Equity Allocation VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica JPMorgan Diversified Equity Allocation VP (the "Portfolio") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$20	0.39%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,196,204,771
Number of Portfolio Holdings	18
Portfolio Turnover Rate	2%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	66.5%
International Equity Funds	21.9
U.S. Fixed Income Funds	7.9
U.S. Treasury	2.3
Net Other Assets (Liabilities)Footnote Reference^	1.4
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Diversified Equity Allocation VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica JPMorgan Enhanced Index VP, Initial Class	30.1%
Transamerica WMC US Growth VP, Initial Class	19.5
Transamerica Large Cap Value, Class I2	12.0
Transamerica Aegon High Yield Bond VP, Initial Class	5.4
Transamerica International Equity, Class I2	5.3
Transamerica Emerging Markets Equity, Class I2	4.7
Transamerica International Stock, Class I2	4.1
Transamerica International Focus, Class I2	4.0
Transamerica International Small Cap Value, Class I2	2.8
Transamerica Floating Rate, Class I2	2.5

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Diversified Equity Allocation VP

Service Class

Semi-Annual Shareholder Report

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica JPMorgan Asset Allocation - Moderate Growth VP (the "Portfolio") seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$7	0.14%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$3,102,484,910
Number of Portfolio Holdings	25
Portfolio Turnover Rate	3%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	49.3%
U.S. Fixed Income Funds	28.7
International Equity Funds	17.4
U.S. Treasury	2.5
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	2.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica JPMorgan Enhanced Index VP, Initial Class	23.3%
Transamerica WMC US Growth VP, Initial Class	13.8
Transamerica Aegon Bond VP, Initial Class	9.7
Transamerica Aegon Core Bond VP, Initial Class	9.2
Transamerica Large Cap Value, Class I2	8.2
Transamerica High Yield Bond, Class I2	5.4
Transamerica International Equity, Class I2	4.2
Transamerica International Focus, Class I2	3.5
Transamerica International Stock, Class I2	3.4
Transamerica Emerging Markets Equity, Class I2	3.3

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

Initial Class

Semi-Annual Shareholder Report

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica JPMorgan Asset Allocation - Moderate Growth VP (the "Portfolio") seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$20	0.39%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$3,102,484,910
Number of Portfolio Holdings	25
Portfolio Turnover Rate	3%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	49.3%
U.S. Fixed Income Funds	28.7
International Equity Funds	17.4
U.S. Treasury	2.5
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	2.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica JPMorgan Enhanced Index VP, Initial Class	23.3%
Transamerica WMC US Growth VP, Initial Class	13.8
Transamerica Aegon Bond VP, Initial Class	9.7
Transamerica Aegon Core Bond VP, Initial Class	9.2
Transamerica Large Cap Value, Class I2	8.2
Transamerica High Yield Bond, Class I2	5.4
Transamerica International Equity, Class I2	4.2
Transamerica International Focus, Class I2	3.5
Transamerica International Stock, Class I2	3.4
Transamerica Emerging Markets Equity, Class I2	3.3

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

Service Class

Semi-Annual Shareholder Report

Transamerica JPMorgan Asset Allocation - Moderate VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica JPMorgan Asset Allocation - Moderate VP (the "Portfolio") seeks capital appreciation and current income. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$7	0.14%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$4,448,772,717
Number of Portfolio Holdings	25
Portfolio Turnover Rate	2%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	48.2%
U.S. Equity Funds	35.2
International Equity Funds	12.5
U.S. Treasury	2.4
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.7
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Asset Allocation - Moderate VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Aegon Bond VP, Initial Class	17.0%
Transamerica JPMorgan Enhanced Index VP, Initial Class	17.0
Transamerica Aegon Core Bond VP, Initial Class	12.0
Transamerica WMC US Growth VP, Initial Class	10.8
Transamerica Core Bond, Class I2	9.1
Transamerica Large Cap Value, Class I2	5.6
Transamerica High Yield Bond, Class I2	5.6
Transamerica International Equity, Class I2	3.2
Transamerica International Focus, Class I2	2.4
U.S. Treasury Notes, 4.13%, 01/31/2027	2.4

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Asset Allocation - Moderate VP

Initial Class

Semi-Annual Shareholder Report

Transamerica JPMorgan Asset Allocation - Moderate VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica JPMorgan Asset Allocation - Moderate VP (the "Portfolio") seeks capital appreciation and current income. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$20	0.39%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$4,448,772,717
Number of Portfolio Holdings	25
Portfolio Turnover Rate	2%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	48.2%
U.S. Equity Funds	35.2
International Equity Funds	12.5
U.S. Treasury	2.4
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.7
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Asset Allocation - Moderate VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Aegon Bond VP, Initial Class	17.0%
Transamerica JPMorgan Enhanced Index VP, Initial Class	17.0
Transamerica Aegon Core Bond VP, Initial Class	12.0
Transamerica WMC US Growth VP, Initial Class	10.8
Transamerica Core Bond, Class I2	9.1
Transamerica Large Cap Value, Class I2	5.6
Transamerica High Yield Bond, Class I2	5.6
Transamerica International Equity, Class I2	3.2
Transamerica International Focus, Class I2	2.4
U.S. Treasury Notes, 4.13%, 01/31/2027	2.4

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Asset Allocation - Moderate VP

Service Class

Semi-Annual Shareholder Report

Transamerica JPMorgan Enhanced Index VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica JPMorgan Enhanced Index VP (the "Portfolio") seeks to earn a total return modestly in excess of the total return performance of the S&P 500® Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500® Index. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$32	0.62%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$2,697,472,965
Number of Portfolio Holdings	169
Portfolio Turnover Rate	14%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	37.3%
Financials	12.0
Consumer Discretionary	10.6
Communication Services	9.5
Health Care	8.8
Industrials	8.5
Consumer Staples	3.5
Energy	2.9
Utilities	2.2
Materials	1.8
Real Estate	1.7
Net Other Assets (Liabilities)Footnote Reference^	1.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Enhanced Index VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	8.0%
Apple, Inc.	6.5
Microsoft Corp.	4.8
Amazon.com, Inc.	4.1
Alphabet, Inc., Class A	3.3
Broadcom, Inc.	3.0
Alphabet, Inc., Class C	2.4
Micron Technology, Inc.	2.3
Meta Platforms, Inc., Class A	2.1
Tesla, Inc.	1.6

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Enhanced Index VP

Initial Class

Semi-Annual Shareholder Report

Transamerica JPMorgan Enhanced Index VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica JPMorgan Enhanced Index VP (the "Portfolio") seeks to earn a total return modestly in excess of the total return performance of the S&P 500® Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500® Index. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$45	0.87%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$2,697,472,965
Number of Portfolio Holdings	169
Portfolio Turnover Rate	14%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	37.3%
Financials	12.0
Consumer Discretionary	10.6
Communication Services	9.5
Health Care	8.8
Industrials	8.5
Consumer Staples	3.5
Energy	2.9
Utilities	2.2
Materials	1.8
Real Estate	1.7
Net Other Assets (Liabilities)Footnote Reference^	1.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Enhanced Index VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	8.0%
Apple, Inc.	6.5
Microsoft Corp.	4.8
Amazon.com, Inc.	4.1
Alphabet, Inc., Class A	3.3
Broadcom, Inc.	3.0
Alphabet, Inc., Class C	2.4
Micron Technology, Inc.	2.3
Meta Platforms, Inc., Class A	2.1
Tesla, Inc.	1.6

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Enhanced Index VP

Service Class

Semi-Annual Shareholder Report

Transamerica JPMorgan International Moderate Growth VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica JPMorgan International Moderate Growth VP (the "Portfolio") seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$8	0.16%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$346,255,796
Number of Portfolio Holdings	17
Portfolio Turnover Rate	2%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
International Equity Funds	52.9%
U.S. Fixed Income Funds	28.4
U.S. Equity Funds	14.5
U.S. Treasury	3.1
Net Other Assets (Liabilities)Footnote Reference^	1.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan International Moderate Growth VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica International Equity, Class I2	17.0%
Transamerica WMC US Growth VP, Initial Class	14.5
Transamerica International Focus, Class I2	13.0
Transamerica International Stock, Class I2	12.7
Transamerica Aegon Bond VP, Initial Class	10.0
Transamerica Aegon Core Bond VP, Initial Class	8.6
Transamerica International Small Cap Value, Class I2	8.4
Transamerica High Yield Bond, Class I2	5.5
U.S. Treasury Notes, 4.13%, 01/31/2027	3.1
Transamerica Strategic Income, Class I2	1.2

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan International Moderate Growth VP

Initial Class

Semi-Annual Shareholder Report

Transamerica JPMorgan International Moderate Growth VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica JPMorgan International Moderate Growth VP (the "Portfolio") seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$21	0.41%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$346,255,796
Number of Portfolio Holdings	17
Portfolio Turnover Rate	2%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
International Equity Funds	52.9%
U.S. Fixed Income Funds	28.4
U.S. Equity Funds	14.5
U.S. Treasury	3.1
Net Other Assets (Liabilities)Footnote Reference^	1.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan International Moderate Growth VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica International Equity, Class I2	17.0%
Transamerica WMC US Growth VP, Initial Class	14.5
Transamerica International Focus, Class I2	13.0
Transamerica International Stock, Class I2	12.7
Transamerica Aegon Bond VP, Initial Class	10.0
Transamerica Aegon Core Bond VP, Initial Class	8.6
Transamerica International Small Cap Value, Class I2	8.4
Transamerica High Yield Bond, Class I2	5.5
U.S. Treasury Notes, 4.13%, 01/31/2027	3.1
Transamerica Strategic Income, Class I2	1.2

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan International Moderate Growth VP

Service Class

Semi-Annual Shareholder Report

Transamerica JPMorgan Tactical Allocation VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica JPMorgan Tactical Allocation VP (the "Portfolio") seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$40	0.80%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$814,478,957
Number of Portfolio Holdings	1,267
Portfolio Turnover Rate	27%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Agency Obligations	26.5%
Common Stocks	25.9
Corporate Debt Securities	25.1
U.S. Government Obligations	16.0
Asset-Backed Securities	2.0
Mortgage-Backed Securities	0.5
Foreign Government Obligations	0.4
Other Investment Company	0.3
Short-Term U.S. Government Agency Obligation	0.1
Net Other Assets (Liabilities)Footnote Reference^	3.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Tactical Allocation VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Notes, 4.13%, 10/31/2029	2.2%
U.S. Treasury Notes, 2.63%, 05/31/2027	2.1
U.S. Treasury Notes, 1.38%, 10/31/2028	1.8
U.S. Treasury Notes, 4.13%, 11/30/2029	1.6
NVIDIA Corp.	1.2
U.S. Treasury Bonds, Principal Only STRIPS, 08/15/2031	1.2
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	0.9
Alphabet, Inc., Class C	0.8
Federal Home Loan Mortgage Corp., 4.50%, 09/01/2052	0.8
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	0.8

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Tactical Allocation VP

Initial Class

Semi-Annual Shareholder Report

Transamerica JPMorgan Tactical Allocation VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica JPMorgan Tactical Allocation VP (the "Portfolio") seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.05%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$814,478,957
Number of Portfolio Holdings	1,267
Portfolio Turnover Rate	27%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Agency Obligations	26.5%
Common Stocks	25.9
Corporate Debt Securities	25.1
U.S. Government Obligations	16.0
Asset-Backed Securities	2.0
Mortgage-Backed Securities	0.5
Foreign Government Obligations	0.4
Other Investment Company	0.3
Short-Term U.S. Government Agency Obligation	0.1
Net Other Assets (Liabilities)Footnote Reference^	3.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Tactical Allocation VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Notes, 4.13%, 10/31/2029	2.2%
U.S. Treasury Notes, 2.63%, 05/31/2027	2.1
U.S. Treasury Notes, 1.38%, 10/31/2028	1.8
U.S. Treasury Notes, 4.13%, 11/30/2029	1.6
NVIDIA Corp.	1.2
U.S. Treasury Bonds, Principal Only STRIPS, 08/15/2031	1.2
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	0.9
Alphabet, Inc., Class C	0.8
Federal Home Loan Mortgage Corp., 4.50%, 09/01/2052	0.8
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	0.8

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Tactical Allocation VP

Service Class

Semi-Annual Shareholder Report

Transamerica Madison Diversified Income VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Madison Diversified Income VP (the "Portfolio") seeks high total return through the combination of income and capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$55	1.09%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$99,941,745
Number of Portfolio Holdings	301
Portfolio Turnover Rate	7%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	41.7%
U.S. Government Agency Obligations	24.3
Corporate Debt Securities	18.0
U.S. Government Obligations	11.6
Mortgage-Backed Securities	2.8
Other Investment Company	0.3
Asset-Backed Securities	0.2
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Madison Diversified Income VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
Johnson & Johnson	2.3%
Exxon Mobil Corp.	1.9
Chevron Corp.	1.7
Texas Instruments, Inc.	1.7
NextEra Energy, Inc.	1.7
Procter & Gamble Co.	1.6
AbbVie, Inc.	1.5
Union Pacific Corp.	1.5
U.S. Treasury Notes, 2.63%, 02/15/2029	1.4
CME Group, Inc.	1.3

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Madison Diversified Income VP

Service Class

Semi-Annual Shareholder Report

Transamerica Market Participation Strategy VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Market Participation Strategy VP (the "Portfolio") seeks capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.98%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$267,743,346
Number of Portfolio Holdings	12
Portfolio Turnover Rate	13%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Agency Obligations	17.3%
Foreign Government Obligations	11.6
U.S. Government Obligations	10.9
Short-Term U.S. Government Obligations	4.4
Other Investment Company	2.5
Purchased Options	22.8
Net Other Assets (Liabilities)Footnote Reference^	30.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Market Participation Strategy VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
Federal Home Loan Banks, 3.25%, 11/16/2028	10.6%
U.S. Treasury Bonds, Principal Only STRIPS, 02/15/2027	6.6
International Bank for Reconstruction & Development, 0.88%, 07/15/2026	6.3
U.S. Treasury Notes, 3.63%, 09/30/2031	4.4
Federal National Mortgage Association, 7.25%, 05/15/2030	4.1
Inter-American Development Bank, 4.00%, 01/12/2028	2.6
European Investment Bank, 3.88%, 03/15/2028	2.6
Federal National Mortgage Association, 6.25%, 05/15/2029	2.6
U.S. Treasury Bills, 3.77%, 11/27/2026	2.2
U.S. Treasury Bills, 3.55%, 12/24/2026	2.2

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Market Participation Strategy VP

Service Class

Semi-Annual Shareholder Report

Transamerica Morgan Stanley Capital Growth VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Morgan Stanley Capital Growth VP (the "Portfolio") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$38	0.76%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$166,000,251
Number of Portfolio Holdings	26
Portfolio Turnover Rate	17%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	40.9%
Health Care	17.0
Consumer Discretionary	16.5
Financials	9.4
Communication Services	8.9
Industrials	4.6
Real Estate	0.6
Other Investment Company	5.5
Options Purchased	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(3.4)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Morgan Stanley Capital Growth VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
Cloudflare, Inc., Class A	13.4%
Tesla, Inc.	9.2
Royalty Pharma PLC, Class A	8.6
Affirm Holdings, Inc.	7.4
AppLovin Corp., Class A	6.6
Aurora Innovation, Inc.	4.9
Roivant Sciences Ltd.	4.9
Space Exploration Technologies Corp., Class A	4.8
DoorDash, Inc., Class A	4.7
QXO, Inc.	4.6

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Morgan Stanley Capital Growth VP

Initial Class

Semi-Annual Shareholder Report

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP (the "Portfolio") seeks to provide capital appreciation and income while seeking to manage volatility. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.47%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$178,179,385
Number of Portfolio Holdings	1
Portfolio Turnover Rate	0%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
International Mixed Allocation Funds	96.9%
Net Other Assets (Liabilities)Footnote Reference^	3.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Morgan Stanley Global Allocation VP, Initial Class	96.9%

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP

Service Class

Semi-Annual Shareholder Report

Transamerica Morgan Stanley Global Allocation VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Morgan Stanley Global Allocation VP (the "Portfolio") seeks high total return. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$39	0.77%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$856,217,118
Number of Portfolio Holdings	1,393
Portfolio Turnover Rate	19%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	49.7%
Foreign Government Obligations	22.7
U.S. Government Obligations	9.3
Corporate Debt Securities	6.6
U.S. Government Agency Obligations	3.9
Mortgage-Backed Securities	2.2
Asset-Backed Securities	0.4
Other Investment Company	0.3
Short-Term U.S. Government Obligations	0.2
Municipal Government Obligations	0.1
Preferred Stocks	0.0Footnote Reference*
Rights	0.0Footnote Reference*
Warrant	0.0Footnote Reference*
Convertible Bonds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	4.6
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Morgan Stanley Global Allocation VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Inflation-Protected Indexed Notes, 1.88%, 01/15/2036	2.9%
NVIDIA Corp.	2.7
Brazil Letras do Tesouro Nacional, 01/01/2029	2.3
Apple, Inc.	2.2
U.S. Treasury Notes, 4.00%, 05/31/2028	1.7
U.S. Treasury Notes, 4.13%, 08/31/2030	1.6
Microsoft Corp.	1.5
China Government Bonds, 3.27%, 11/19/2030	1.3
Amazon.com, Inc.	1.2
Bundesobligation, 1.30%, 10/15/2027	1.1

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Morgan Stanley Global Allocation VP

Initial Class

Semi-Annual Shareholder Report

Transamerica Morgan Stanley Global Allocation VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Morgan Stanley Global Allocation VP (the "Portfolio") seeks high total return. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	1.02%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$856,217,118
Number of Portfolio Holdings	1,393
Portfolio Turnover Rate	19%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	49.7%
Foreign Government Obligations	22.7
U.S. Government Obligations	9.3
Corporate Debt Securities	6.6
U.S. Government Agency Obligations	3.9
Mortgage-Backed Securities	2.2
Asset-Backed Securities	0.4
Other Investment Company	0.3
Short-Term U.S. Government Obligations	0.2
Municipal Government Obligations	0.1
Preferred Stocks	0.0Footnote Reference*
Rights	0.0Footnote Reference*
Warrant	0.0Footnote Reference*
Convertible Bonds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	4.6
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Morgan Stanley Global Allocation VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Inflation-Protected Indexed Notes, 1.88%, 01/15/2036	2.9%
NVIDIA Corp.	2.7
Brazil Letras do Tesouro Nacional, 01/01/2029	2.3
Apple, Inc.	2.2
U.S. Treasury Notes, 4.00%, 05/31/2028	1.7
U.S. Treasury Notes, 4.13%, 08/31/2030	1.6
Microsoft Corp.	1.5
China Government Bonds, 3.27%, 11/19/2030	1.3
Amazon.com, Inc.	1.2
Bundesobligation, 1.30%, 10/15/2027	1.1

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Morgan Stanley Global Allocation VP

Service Class

Semi-Annual Shareholder Report

Transamerica MSCI EAFE Index VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica MSCI EAFE Index VP (the "Portfolio") seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$9	0.18%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$142,928,624
Number of Portfolio Holdings	675
Portfolio Turnover Rate	4%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	24.6%
Industrials	18.7
Information Technology	12.0
Health Care	10.2
Consumer Discretionary	7.9
Consumer Staples	6.6
Materials	5.9
Utilities	3.8
Communication Services	3.7
Energy	3.3
Real Estate	1.6
Preferred Stocks	0.2
Rights	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica MSCI EAFE Index VP

Initial Class

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	23.4%
United Kingdom	13.2
Switzerland	10.0
France	8.7
Germany	8.6
Netherlands	7.1
Australia	6.4
Spain	3.7
Sweden	3.3
Italy	3.2

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	3.5%
HSBC Holdings PLC	1.5
Roche Holding AG	1.3
Novartis AG	1.3
AstraZeneca PLC	1.3
Nestle SA	1.2
Siemens AG	1.1
Shell PLC	1.0
Tokyo Electron Ltd.	1.0
Mitsubishi UFJ Financial Group, Inc.	1.0

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica MSCI EAFE Index VP

Initial Class

Semi-Annual Shareholder Report

Transamerica MSCI EAFE Index VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica MSCI EAFE Index VP (the "Portfolio") seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$22	0.43%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$142,928,624
Number of Portfolio Holdings	675
Portfolio Turnover Rate	4%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	24.6%
Industrials	18.7
Information Technology	12.0
Health Care	10.2
Consumer Discretionary	7.9
Consumer Staples	6.6
Materials	5.9
Utilities	3.8
Communication Services	3.7
Energy	3.3
Real Estate	1.6
Preferred Stocks	0.2
Rights	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica MSCI EAFE Index VP

Service Class

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	23.4%
United Kingdom	13.2
Switzerland	10.0
France	8.7
Germany	8.6
Netherlands	7.1
Australia	6.4
Spain	3.7
Sweden	3.3
Italy	3.2

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	3.5%
HSBC Holdings PLC	1.5
Roche Holding AG	1.3
Novartis AG	1.3
AstraZeneca PLC	1.3
Nestle SA	1.2
Siemens AG	1.1
Shell PLC	1.0
Tokyo Electron Ltd.	1.0
Mitsubishi UFJ Financial Group, Inc.	1.0

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica MSCI EAFE Index VP

Service Class

Semi-Annual Shareholder Report

Transamerica Multi-Managed Balanced VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Multi-Managed Balanced VP (the "Portfolio") seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$33	0.64%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,277,539,030
Number of Portfolio Holdings	635
Portfolio Turnover Rate	24%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	61.0%
Corporate Debt Securities	13.4
U.S. Government Agency Obligations	9.6
U.S. Government Obligations	9.2
Commercial Paper	7.8
Mortgage-Backed Securities	2.9
Asset-Backed Securities	2.4
Other Investment Company	0.4
Foreign Government Obligations	0.3
Net Other Assets (Liabilities)Footnote Reference^	(7.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Multi-Managed Balanced VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	5.0%
Apple, Inc.	4.0
Microsoft Corp.	3.0
Amazon.com, Inc.	2.6
Alphabet, Inc., Class A	2.0
Broadcom, Inc.	1.8
Uniform Mortgage-Backed Security, 2.50%, 07/01/2056	1.6
Alphabet, Inc., Class C	1.5
Micron Technology, Inc.	1.4
Meta Platforms, Inc., Class A	1.3

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Managed Balanced VP

Initial Class

Semi-Annual Shareholder Report

Transamerica Multi-Managed Balanced VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Multi-Managed Balanced VP (the "Portfolio") seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$45	0.89%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,277,539,030
Number of Portfolio Holdings	635
Portfolio Turnover Rate	24%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	61.0%
Corporate Debt Securities	13.4
U.S. Government Agency Obligations	9.6
U.S. Government Obligations	9.2
Commercial Paper	7.8
Mortgage-Backed Securities	2.9
Asset-Backed Securities	2.4
Other Investment Company	0.4
Foreign Government Obligations	0.3
Net Other Assets (Liabilities)Footnote Reference^	(7.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Multi-Managed Balanced VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	5.0%
Apple, Inc.	4.0
Microsoft Corp.	3.0
Amazon.com, Inc.	2.6
Alphabet, Inc., Class A	2.0
Broadcom, Inc.	1.8
Uniform Mortgage-Backed Security, 2.50%, 07/01/2056	1.6
Alphabet, Inc., Class C	1.5
Micron Technology, Inc.	1.4
Meta Platforms, Inc., Class A	1.3

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Managed Balanced VP

Service Class

Semi-Annual Shareholder Report

Transamerica PineBridge Inflation Opportunities VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica PineBridge Inflation Opportunities VP (the "Portfolio") seeks maximum real return, consistent with appreciation of capital. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$29	0.59%Footnote Reference†,Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$79,955,818
Number of Portfolio Holdings	97
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	7.23 years
DurationFootnote Reference†	6.10 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Obligations	53.4%
Foreign Government Obligations	29.6
Corporate Debt Securities	15.2
Short-Term Investment Companies	0.8
Net Other Assets (Liabilities)Footnote Reference^	1.0
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica PineBridge Inflation Opportunities VP

Initial Class

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	53.4%
AAA	9.4
AA	4.5
A	16.0
BBB	14.9
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Deutsche Bundesrepublik Inflation-Linked Bonds, 0.50%, 04/15/2030	6.2%
Spain Government Inflation-Linked Bonds, 1.00%, 11/30/2030	5.5
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	4.0
Australia Government Bonds, 2.50%, 09/20/2030	3.2
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	3.2
U.S. Treasury Inflation-Protected Indexed Notes, 1.88%, 07/15/2035	3.2
U.S. Treasury Inflation-Protected Indexed Notes, 1.88%, 07/15/2034	3.1
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	3.1
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	3.1
U.K. Inflation-Linked Gilt, 0.13%, 03/22/2029	3.1

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica PineBridge Inflation Opportunities VP

Initial Class

Semi-Annual Shareholder Report

Transamerica PineBridge Inflation Opportunities VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica PineBridge Inflation Opportunities VP (the "Portfolio") seeks maximum real return, consistent with appreciation of capital. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$42	0.84%Footnote Reference†,Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$79,955,818
Number of Portfolio Holdings	97
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	7.23 years
DurationFootnote Reference†	6.10 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Obligations	53.4%
Foreign Government Obligations	29.6
Corporate Debt Securities	15.2
Short-Term Investment Companies	0.8
Net Other Assets (Liabilities)Footnote Reference^	1.0
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica PineBridge Inflation Opportunities VP

Service Class

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	53.4%
AAA	9.4
AA	4.5
A	16.0
BBB	14.9
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Deutsche Bundesrepublik Inflation-Linked Bonds, 0.50%, 04/15/2030	6.2%
Spain Government Inflation-Linked Bonds, 1.00%, 11/30/2030	5.5
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	4.0
Australia Government Bonds, 2.50%, 09/20/2030	3.2
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	3.2
U.S. Treasury Inflation-Protected Indexed Notes, 1.88%, 07/15/2035	3.2
U.S. Treasury Inflation-Protected Indexed Notes, 1.88%, 07/15/2034	3.1
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	3.1
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	3.1
U.K. Inflation-Linked Gilt, 0.13%, 03/22/2029	3.1

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica PineBridge Inflation Opportunities VP

Service Class

Semi-Annual Shareholder Report

Transamerica ProFund UltraBear VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica ProFund UltraBear VP (the "Portfolio") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500® Index. The Portfolio does not seek to achieve its stated objective over a period of time greater than a single day.  This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.23%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$7,912,781
Number of Portfolio Holdings (Including Derivatives)	5
Portfolio Turnover Rate	0%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Short-Term Investment Companies	70.5%
Net Other Assets (Liabilities)Footnote Reference^	29.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica ProFund UltraBear VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
Dreyfus Treasury & Agency Cash Management Fund, 3.52%	17.7%
UBS Select Treasury Preferred Fund, 3.57%	17.6
BlackRock Liquidity Funds T-Fund, 3.54%	17.6
State Street Institutional U.S. Government Money Market Fund, 3.58%	17.6

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica ProFund UltraBear VP

Service Class

Semi-Annual Shareholder Report

Transamerica S&P 500 Index VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica S&P 500 Index VP (the "Portfolio") seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$6	0.12%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,626,048,975
Number of Portfolio Holdings	504
Portfolio Turnover Rate	2%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	37.8%
Financials	11.7
Communication Services	9.6
Consumer Discretionary	9.3
Industrials	8.9
Health Care	8.8
Consumer Staples	4.6
Energy	3.0
Utilities	2.2
Materials	1.8
Real Estate	1.8
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica S&P 500 Index VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.6
Microsoft Corp.	4.3
Amazon.com, Inc.	3.6
Alphabet, Inc., Class A	3.2
Broadcom, Inc.	2.8
Alphabet, Inc., Class C	2.6
Micron Technology, Inc.	2.0
Meta Platforms, Inc., Class A	1.9
Tesla, Inc.	1.8

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica S&P 500 Index VP

Initial Class

Semi-Annual Shareholder Report

Transamerica S&P 500 Index VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica S&P 500 Index VP (the "Portfolio") seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$19	0.37%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,626,048,975
Number of Portfolio Holdings	504
Portfolio Turnover Rate	2%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	37.8%
Financials	11.7
Communication Services	9.6
Consumer Discretionary	9.3
Industrials	8.9
Health Care	8.8
Consumer Staples	4.6
Energy	3.0
Utilities	2.2
Materials	1.8
Real Estate	1.8
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica S&P 500 Index VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.6
Microsoft Corp.	4.3
Amazon.com, Inc.	3.6
Alphabet, Inc., Class A	3.2
Broadcom, Inc.	2.8
Alphabet, Inc., Class C	2.6
Micron Technology, Inc.	2.0
Meta Platforms, Inc., Class A	1.9
Tesla, Inc.	1.8

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica S&P 500 Index VP

Service Class

Semi-Annual Shareholder Report

Transamerica Small/Mid Cap Value VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Small/Mid Cap Value VP (the "Portfolio") seeks to maximize total return. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$43	0.81%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$565,193,977
Number of Portfolio Holdings	222
Portfolio Turnover Rate	35%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	15.2%
Health Care	12.9
Industrials	11.6
Information Technology	11.2
Consumer Staples	8.2
Consumer Discretionary	7.5
Energy	7.4
Communication Services	6.9
Real Estate	6.3
Materials	4.7
Utilities	4.5
Other Investment Company	0.8
Net Other Assets (Liabilities)Footnote Reference^	2.8
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small/Mid Cap Value VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	1.5%
First Citizens BancShares, Inc., Class A	1.4
Zoetis, Inc.	1.3
IQVIA Holdings, Inc.	1.3
Evergy, Inc.	1.3
Occidental Petroleum Corp.	1.3
U-Haul Holding Co.	1.3
Charter Communications, Inc., Class A	1.3
Markel Group, Inc.	1.3
LKQ Corp.	1.3

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small/Mid Cap Value VP

Initial Class

Semi-Annual Shareholder Report

Transamerica Small/Mid Cap Value VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Small/Mid Cap Value VP (the "Portfolio") seeks to maximize total return. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.06%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$565,193,977
Number of Portfolio Holdings	222
Portfolio Turnover Rate	35%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	15.2%
Health Care	12.9
Industrials	11.6
Information Technology	11.2
Consumer Staples	8.2
Consumer Discretionary	7.5
Energy	7.4
Communication Services	6.9
Real Estate	6.3
Materials	4.7
Utilities	4.5
Other Investment Company	0.8
Net Other Assets (Liabilities)Footnote Reference^	2.8
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small/Mid Cap Value VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	1.5%
First Citizens BancShares, Inc., Class A	1.4
Zoetis, Inc.	1.3
IQVIA Holdings, Inc.	1.3
Evergy, Inc.	1.3
Occidental Petroleum Corp.	1.3
U-Haul Holding Co.	1.3
Charter Communications, Inc., Class A	1.3
Markel Group, Inc.	1.3
LKQ Corp.	1.3

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small/Mid Cap Value VP

Service Class

Semi-Annual Shareholder Report

Transamerica T. Rowe Price Small Cap VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica T. Rowe Price Small Cap VP (the "Portfolio") seeks long-term growth of capital by investing primarily in common stocks of small growth companies. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$45	0.83%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$720,991,697
Number of Portfolio Holdings	349
Portfolio Turnover Rate	46%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Health Care	27.4%
Information Technology	22.6
Industrials	19.6
Financials	9.1
Consumer Discretionary	8.3
Energy	4.7
Materials	3.9
Real Estate	1.9
Communication Services	1.1
Consumer Staples	1.0
Utilities	0.1
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica T. Rowe Price Small Cap VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
InterDigital, Inc.	1.0%
StoneX Group, Inc.	1.0
BrightSpring Health Services, Inc.	1.0
Moog, Inc., Class A	1.0
Bel Fuse, Inc., Class B	0.9
ESCO Technologies, Inc.	0.8
Belden, Inc.	0.8
Marex Group PLC	0.8
Federal Signal Corp.	0.8
Argan, Inc.	0.8

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica T. Rowe Price Small Cap VP

Initial Class

Semi-Annual Shareholder Report

Transamerica T. Rowe Price Small Cap VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica T. Rowe Price Small Cap VP (the "Portfolio") seeks long-term growth of capital by investing primarily in common stocks of small growth companies. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$59	1.08%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$720,991,697
Number of Portfolio Holdings	349
Portfolio Turnover Rate	46%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Health Care	27.4%
Information Technology	22.6
Industrials	19.6
Financials	9.1
Consumer Discretionary	8.3
Energy	4.7
Materials	3.9
Real Estate	1.9
Communication Services	1.1
Consumer Staples	1.0
Utilities	0.1
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica T. Rowe Price Small Cap VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
InterDigital, Inc.	1.0%
StoneX Group, Inc.	1.0
BrightSpring Health Services, Inc.	1.0
Moog, Inc., Class A	1.0
Bel Fuse, Inc., Class B	0.9
ESCO Technologies, Inc.	0.8
Belden, Inc.	0.8
Marex Group PLC	0.8
Federal Signal Corp.	0.8
Argan, Inc.	0.8

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica T. Rowe Price Small Cap VP

Service Class

Semi-Annual Shareholder Report

Transamerica TSW International Equity VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica TSW International Equity VP (the "Portfolio") seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$44	0.84%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$242,192,090
Number of Portfolio Holdings	106
Portfolio Turnover Rate	13%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	27.4%
Information Technology	14.2
Industrials	13.7
Consumer Discretionary	9.8
Health Care	9.7
Consumer Staples	6.8
Energy	6.0
Materials	5.3
Communication Services	2.1
Utilities	2.1
Real Estate	0.7
Preferred Stocks	0.6
Net Other Assets (Liabilities)Footnote Reference^	1.6
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica TSW International Equity VP

Initial Class

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	20.0%
France	12.5
United Kingdom	12.2
Germany	12.1
Switzerland	7.1
Netherlands	6.4
Ireland	6.0
Republic of Korea	3.0
Australia	2.8
Norway	2.5

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	3.3%
Samsung Electronics Co. Ltd.	3.0
Societe Generale SA	2.5
Sumitomo Mitsui Financial Group, Inc.	2.3
ORIX Corp.	2.2
Roche Holding AG	2.1
Veolia Environnement SA	2.1
Infineon Technologies AG	1.9
Lloyds Banking Group PLC	1.9
Panasonic Holdings Corp.	1.8

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica TSW International Equity VP

Initial Class

Semi-Annual Shareholder Report

Transamerica TSW International Equity VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica TSW International Equity VP (the "Portfolio") seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	1.09%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$242,192,090
Number of Portfolio Holdings	106
Portfolio Turnover Rate	13%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	27.4%
Information Technology	14.2
Industrials	13.7
Consumer Discretionary	9.8
Health Care	9.7
Consumer Staples	6.8
Energy	6.0
Materials	5.3
Communication Services	2.1
Utilities	2.1
Real Estate	0.7
Preferred Stocks	0.6
Net Other Assets (Liabilities)Footnote Reference^	1.6
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica TSW International Equity VP

Service Class

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	20.0%
France	12.5
United Kingdom	12.2
Germany	12.1
Switzerland	7.1
Netherlands	6.4
Ireland	6.0
Republic of Korea	3.0
Australia	2.8
Norway	2.5

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	3.3%
Samsung Electronics Co. Ltd.	3.0
Societe Generale SA	2.5
Sumitomo Mitsui Financial Group, Inc.	2.3
ORIX Corp.	2.2
Roche Holding AG	2.1
Veolia Environnement SA	2.1
Infineon Technologies AG	1.9
Lloyds Banking Group PLC	1.9
Panasonic Holdings Corp.	1.8

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica TSW International Equity VP

Service Class

Semi-Annual Shareholder Report

Transamerica TSW Mid Cap Value Opportunities VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica TSW Mid Cap Value Opportunities VP (the "Portfolio") seeks to provide investors with long-term capital growth. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$38	0.76%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$224,771,105
Number of Portfolio Holdings	67
Portfolio Turnover Rate	47%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Health Care	15.1%
Consumer Staples	12.5
Financials	11.8
Communication Services	9.3
Industrials	8.1
Information Technology	7.4
Energy	7.2
Consumer Discretionary	6.4
Materials	5.8
Real Estate	5.8
Utilities	5.7
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	4.8
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica TSW Mid Cap Value Opportunities VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	2.7%
IQVIA Holdings, Inc.	2.3
Zoetis, Inc.	2.3
Markel Group, Inc.	2.3
Evergy, Inc.	2.2
Occidental Petroleum Corp.	2.2
LKQ Corp.	2.2
Charter Communications, Inc., Class A	2.2
Fiserv, Inc.	2.1
Graphic Packaging Holding Co.	2.1

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica TSW Mid Cap Value Opportunities VP

Initial Class

Semi-Annual Shareholder Report

Transamerica TSW Mid Cap Value Opportunities VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica TSW Mid Cap Value Opportunities VP (the "Portfolio") seeks to provide investors with long-term capital growth. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	1.01%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$224,771,105
Number of Portfolio Holdings	67
Portfolio Turnover Rate	47%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Health Care	15.1%
Consumer Staples	12.5
Financials	11.8
Communication Services	9.3
Industrials	8.1
Information Technology	7.4
Energy	7.2
Consumer Discretionary	6.4
Materials	5.8
Real Estate	5.8
Utilities	5.7
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	4.8
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica TSW Mid Cap Value Opportunities VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	2.7%
IQVIA Holdings, Inc.	2.3
Zoetis, Inc.	2.3
Markel Group, Inc.	2.3
Evergy, Inc.	2.2
Occidental Petroleum Corp.	2.2
LKQ Corp.	2.2
Charter Communications, Inc., Class A	2.2
Fiserv, Inc.	2.1
Graphic Packaging Holding Co.	2.1

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica TSW Mid Cap Value Opportunities VP

Service Class

Semi-Annual Shareholder Report

Transamerica WMC US Growth VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica WMC US Growth VP (the "Portfolio") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$33	0.64%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$6,231,003,391
Number of Portfolio Holdings	68
Portfolio Turnover Rate	23%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	57.7%
Communication Services	14.6
Consumer Discretionary	9.0
Industrials	7.1
Health Care	5.2
Financials	3.6
Consumer Staples	1.3
Materials	1.1
Energy	0.2
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica WMC US Growth VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	12.1%
Alphabet, Inc., Class A	8.0
Apple, Inc.	7.5
Broadcom, Inc.	5.7
Microsoft Corp.	5.2
Micron Technology, Inc.	3.9
Eli Lilly & Co.	3.7
Meta Platforms, Inc., Class A	3.3
KLA Corp.	3.2
Advanced Micro Devices, Inc.	3.0

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica WMC US Growth VP

Initial Class

Semi-Annual Shareholder Report

Transamerica WMC US Growth VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica WMC US Growth VP (the "Portfolio") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.89%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$6,231,003,391
Number of Portfolio Holdings	68
Portfolio Turnover Rate	23%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	57.7%
Communication Services	14.6
Consumer Discretionary	9.0
Industrials	7.1
Health Care	5.2
Financials	3.6
Consumer Staples	1.3
Materials	1.1
Energy	0.2
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica WMC US Growth VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	12.1%
Alphabet, Inc., Class A	8.0
Apple, Inc.	7.5
Broadcom, Inc.	5.7
Microsoft Corp.	5.2
Micron Technology, Inc.	3.9
Eli Lilly & Co.	3.7
Meta Platforms, Inc., Class A	3.3
KLA Corp.	3.2
Advanced Micro Devices, Inc.	3.0

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica WMC US Growth VP

Service Class

(b)	Not Applicable.

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6:	Investments.

(a)	The Schedule of Investments are included within the Financial Statements filed under 7(a) of this Form.

(b)	Not applicable.

Item 7	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Janus Balanced VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 60.1%
Aerospace & Defense - 1.6%
General Electric Co.	21,917	$ 8,191,040
Howmet Aerospace, Inc.	17,304	4,652,354
		12,843,394
Banks - 1.7%
JPMorgan Chase & Co.	28,928	9,469,002
PNC Financial Services Group, Inc.	17,939	4,416,941
		13,885,943
Beverages - 0.5%
Monster Beverage Corp. (A)	44,092	4,238,123
Biotechnology - 1.2%
AbbVie, Inc.	21,750	5,473,170
Revolution Medicines, Inc. (A)	10,281	1,925,426
Vertex Pharmaceuticals, Inc. (A)	4,583	2,276,513
		9,675,109
Broadline Retail - 2.9%
Amazon.com, Inc. (A)	97,106	23,144,244
Building Products - 0.6%
Trane Technologies PLC	10,138	4,979,380
Capital Markets - 2.5%
CME Group, Inc.	18,017	3,978,694
Goldman Sachs Group, Inc.	6,460	6,533,450
Intercontinental Exchange, Inc.	30,730	3,783,171
Morgan Stanley	27,900	5,832,216
		20,127,531
Chemicals - 0.4%
Ecolab, Inc.	10,140	2,825,105
Communications Equipment - 1.1%
Arista Networks, Inc. (A)	27,131	4,609,014
Motorola Solutions, Inc.	10,264	4,262,537
		8,871,551
Consumer Finance - 1.1%
American Express Co.	24,628	8,330,421
Consumer Staples Distribution & Retail - 0.8%
Costco Wholesale Corp.	3,687	3,449,078
Target Corp.	23,963	3,129,807
		6,578,885
Electric Utilities - 1.3%
American Electric Power Co., Inc.	25,149	3,440,635
Duke Energy Corp.	38,464	4,868,773
Southern Co.	23,069	2,207,934
		10,517,342
Electrical Equipment - 1.8%
Eaton Corp. PLC	12,705	5,413,855
Emerson Electric Co.	17,981	2,573,980
GE Vernova, Inc.	5,125	6,021,157
		14,008,992
	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A	36,687	$ 6,468,652
Entertainment - 1.2%
Netflix, Inc. (A)	49,189	3,512,095
Walt Disney Co.	63,204	6,083,385
		9,595,480
Financial Services - 1.9%
Mastercard, Inc., Class A	16,815	8,636,184
Visa, Inc., Class A	18,717	6,421,615
		15,057,799
Ground Transportation - 0.9%
Uber Technologies, Inc. (A)	33,627	2,426,524
Union Pacific Corp.	17,631	4,795,632
		7,222,156
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	52,630	4,775,646
Boston Scientific Corp. (A)	49,537	2,114,239
Intuitive Surgical, Inc. (A)	7,542	2,999,303
Stryker Corp.	17,099	5,383,449
		15,272,637
Health Care Providers & Services - 0.7%
HCA Healthcare, Inc.	5,065	1,974,793
UnitedHealth Group, Inc.	8,780	3,649,231
		5,624,024
Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc.	16,591	2,957,180
Hilton Worldwide Holdings, Inc.	11,196	3,699,830
McDonald's Corp.	17,868	4,829,899
Royal Caribbean Cruises Ltd.	13,698	4,349,526
		15,836,435
Insurance - 0.9%
Progressive Corp.	31,142	6,802,970
Interactive Media & Services - 4.5%
Alphabet, Inc., Class C	93,210	32,933,889
Meta Platforms, Inc., Class A	5,534	3,117,247
		36,051,136
Life Sciences Tools & Services - 0.7%
Danaher Corp.	28,060	5,344,869
Machinery - 0.4%
Deere & Co.	4,935	3,130,419
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	66,101	4,157,092
Oil, Gas & Consumable Fuels - 1.1%
Chevron Corp.	31,603	5,238,514
ConocoPhillips	37,193	3,866,584
		9,105,098
Pharmaceuticals - 2.5%
Eli Lilly & Co.	9,626	11,545,713
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	28,290	$ 7,184,812
Zoetis, Inc.	18,592	1,336,021
		20,066,546
Semiconductors & Semiconductor Equipment - 13.5%
Advanced Micro Devices, Inc. (A)	7,696	4,470,683
Analog Devices, Inc.	6,958	2,763,509
Broadcom, Inc.	49,251	18,604,565
KLA Corp.	39,462	11,906,080
Lam Research Corp.	28,267	12,248,939
Micron Technology, Inc.	15,145	17,481,722
NVIDIA Corp.	198,916	39,801,103
		107,276,601
Software - 3.3%
Cadence Design Systems, Inc. (A)	8,519	3,197,351
Microsoft Corp.	61,706	23,017,572
		26,214,923
Specialty Retail - 1.7%
Home Depot, Inc.	13,962	4,924,118
O'Reilly Automotive, Inc. (A)	54,361	5,006,104
TJX Cos., Inc.	25,311	3,834,617
		13,764,839
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	64,350	18,620,316
Seagate Technology Holdings PLC	3,755	3,623,575
		22,243,891
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	50,683	2,080,537
Tobacco - 1.0%
Philip Morris International, Inc.	43,594	7,886,591
Total Common Stocks (Cost $301,288,266)		479,228,715

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.0%
Federal Home Loan Mortgage Corp.
2.50%, 12/01/2033 - 01/01/2054	$ 8,181,610	7,081,152
3.00%, 05/01/2031 - 06/01/2052	1,275,734	1,171,570
3.50%, 07/01/2046 - 06/01/2052	440,711	406,639
4.00%, 03/01/2047 - 03/01/2050	927,583	880,446
4.50%, 03/01/2048 - 03/01/2052	1,287,971	1,246,248
5.00%, 09/01/2048 - 04/01/2056	5,925,257	5,861,216
5.50%, 09/01/2052 - 06/01/2056	2,771,569	2,809,273
6.00%, 04/01/2040 - 04/01/2054	1,891,400	1,961,793
6.50%, 11/01/2053	429,689	456,387
Federal Home Loan Mortgage Corp. STACR REMICS Trust
1-Month SOFR Average + 1.85%,
5.48% (B), 11/25/2043 (C)	153,629	154,348
1-Month SOFR Average + 2.00%,
5.63% (B), 06/25/2043 (C)	8,224	8,229
1-Month SOFR Average + 2.10%,
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust (continued)
5.73% (B), 09/25/2041 (C)	$ 194,114	$ 194,650
1-Month SOFR Average + 2.35%,
5.98% (B), 12/25/2041 (C)	388,361	390,357
1-Month SOFR Average + 2.90%,
6.53% (B), 04/25/2042 (C)	354,238	359,417
1-Month SOFR Average + 3.75%,
7.38% (B), 02/25/2042 (C)	84,114	85,586
1-Month SOFR Average + 4.35%,
7.98% (B), 04/25/2042 (C)	206,199	211,676
1-Month SOFR Average + 5.25%,
8.88% (B), 05/25/2042 (C)	59,443	61,635
1-Month SOFR Average + 5.75%,
9.38% (B), 09/25/2042 (C)	52,857	55,772
1-Month SOFR Average + 6.75%,
10.38% (B), 06/25/2042 (C)	32,398	34,196
Federal National Mortgage Association
2.00%, 07/01/2051	193,468	155,736
2.50%, 11/01/2034 - 03/01/2062	15,151,938	12,892,189
3.00%, 10/01/2034 - 06/01/2057	4,196,881	3,705,247
3.50%, 08/01/2047 - 08/01/2056	1,764,673	1,616,703
4.00%, 05/01/2045 - 05/01/2052	834,256	788,176
4.50%, 11/01/2042 - 08/01/2053	2,288,232	2,211,195
5.00%, 07/01/2044 - 12/01/2055	1,665,820	1,657,035
5.50%, 06/01/2053 - 11/01/2055	2,341,461	2,386,473
6.00%, 02/01/2037 - 04/01/2054	954,849	994,936
Federal National Mortgage Association Connecticut Avenue Securities Trust
1-Month SOFR Average + 1.65%,
5.28% (B), 12/25/2041 (C)	403,544	404,800
1-Month SOFR Average + 3.00%,
6.63% (B), 01/25/2042 - 04/25/2042 (C)	854,077	863,436
1-Month SOFR Average + 3.10%,
6.73% (B), 03/25/2042 (C)	26,719	27,047
Federal National Mortgage Association REMICS
3.00%, 05/25/2048 - 11/25/2049	785,734	698,034
Government National Mortgage Association
2.50%, 03/20/2051 - 01/20/2052	2,299,287	1,964,759
3.00%, 11/20/2046 - 08/20/2051	4,296,296	3,830,072
3.50%, 05/20/2049	1,337,132	1,226,891
4.00%, 01/15/2045 - 05/20/2048	1,044,133	989,898
4.50%, 08/15/2046 - 05/20/2048	527,148	514,857
5.00%, 08/20/2048	131,744	132,399
Seasoned Loans Structured Transaction Trust
4.75% (B), 09/25/2060 (C)	54,126	53,869
Uniform Mortgage-Backed Security, TBA
2.50%, 07/01/2056 (D)	827,075	690,931
3.00%, 07/01/2056 (D)	24,818	21,634
4.50%, 07/01/2056 (D)	1,229,257	1,177,494
5.00%, 07/01/2056 (D)	1,717,392	1,687,341
6.00%, 07/01/2056 - 08/01/2056 (D)	7,603,000	7,752,603
Total U.S. Government Agency Obligations (Cost $73,702,289)		71,874,345
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES - 9.0%
Automobile Components - 0.0% *
Qnity Electronics, Inc.
5.75%, 08/15/2032 (C)	$ 361,000	$ 362,923
Banks - 2.0%
Bank of America Corp.
Fixed until 09/15/2033, 5.87% (B), 09/15/2034	799,000	835,120
Citigroup, Inc.
Fixed until 09/11/2030, 4.50% (B), 09/11/2031	346,000	341,496
Fixed until 09/11/2035, 5.17% (B), 09/11/2036	298,000	296,339
Fixed until 02/15/2031 (E), 6.63% (B)	462,000	470,684
Goldman Sachs Group, Inc.
Fixed until 01/21/2031, 4.52% (B), 01/21/2032	390,000	382,640
Fixed until 04/20/2029, 4.59% (B), 04/20/2030	389,000	386,804
Fixed until 01/21/2036, 5.07% (B), 01/21/2037	390,000	380,777
Fixed until 04/20/2033, 5.09% (B), 04/20/2034	479,000	477,079
Fixed until 01/28/2035, 5.54% (B), 01/28/2036	830,000	842,933
JPMorgan Chase & Co.
Fixed until 04/23/2031, 4.62% (B), 04/23/2032	805,000	795,709
Fixed until 04/23/2036, 5.15% (B), 04/23/2037	672,000	667,159
Fixed until 01/24/2035, 5.50% (B), 01/24/2036	761,000	777,727
Fixed until 07/01/2031 (E), 6.10% (B)	1,112,000	1,126,078
Morgan Stanley
Fixed until 01/21/2032, 2.94% (B), 01/21/2033	676,000	607,853
Fixed until 01/16/2031, 4.49% (B), 01/16/2032	1,121,000	1,099,210
Fixed until 04/10/2036, 5.30% (B), 04/10/2037	756,000	752,244
Fixed until 07/19/2034, 5.32% (B), 07/19/2035	968,000	972,661
Fixed until 07/21/2033, 5.42% (B), 07/21/2034	774,000	786,006
PNC Financial Services Group, Inc.
Fixed until 10/20/2033, 6.88% (B), 10/20/2034	769,000	848,997
Societe Generale SA
Fixed until 04/13/2032, 6.10% (B), 04/13/2033 (C)	1,300,000	1,350,817
U.S. Bancorp
Fixed until 11/03/2031, 2.49% (B), 11/03/2036	857,000	746,047
Fixed until 02/12/2035, 5.42% (B), 02/12/2036	862,000	877,473
		15,821,853
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 0.1%
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (C)	$ 608,000	$ 620,876
Capital Markets - 0.1%
Blackstone Private Credit Fund
7.30%, 11/27/2028	604,000	623,183
Blue Owl Credit Income Corp.
4.70%, 02/08/2027	113,000	112,437
7.95%, 06/13/2028	371,000	383,663
		1,119,283
Communications Equipment - 0.3%
AT&T, Inc.
5.25%, 10/30/2036	1,314,000	1,290,349
Black Pearl Compute LLC
6.13%, 02/15/2031 (C)	1,353,000	1,370,339
		2,660,688
Construction & Engineering - 0.0% *
KB Home
4.00%, 06/15/2031	253,000	236,661
Diversified REITs - 0.2%
GLP Capital LP/GLP Financing II, Inc.
5.63%, 09/15/2034 - 03/01/2036	1,537,000	1,521,056
5.30%, 01/15/2029	73,000	73,342
		1,594,398
Electric Utilities - 1.2%
Alpha Generation LLC
6.25%, 01/15/2034 (C)	991,000	975,129
American Electric Power Co., Inc.
Fixed until 12/15/2030, 5.80% (B), 03/15/2056	364,000	362,002
Fixed until 12/15/2035, 6.05% (B), 03/15/2056	291,000	289,363
Duke Energy Corp.
5.45%, 06/15/2034	1,332,000	1,360,440
NextEra Energy Capital Holdings, Inc.
Fixed until 07/04/2031, 6.00% (B), 10/01/2056	595,000	594,705
Fixed until 07/04/2036, 6.20% (B), 10/01/2056	285,000	284,725
Fixed until 07/04/2046, 6.63% (B), 10/01/2066	181,000	183,787
NRG Energy, Inc.
4.73%, 10/15/2030 (C)	760,000	750,646
Talen Energy Supply LLC
6.25%, 02/01/2034 (C)	688,000	683,818
6.38%, 05/01/2033 (C)	897,000	895,868
6.50%, 02/01/2036 (C)	1,129,000	1,138,209
Vistra Operations Co. LLC
4.70%, 01/31/2031 (C)	142,000	139,157
5.00%, 04/30/2031 (C)	753,000	747,307
5.25%, 04/30/2033 (C)	339,000	336,491
5.35%, 01/31/2036 (C)	280,000	274,400
5.55%, 04/30/2036 (C)	695,000	691,448
		9,707,495
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services - 1.3%
Atlas Warehouse Lending Co. LP
4.63%, 11/15/2028 (C)	$ 374,000	$ 368,967
4.95%, 11/15/2030 (C)	334,000	329,318
Capital One Financial Corp.
Fixed until 07/26/2034, 5.88% (B), 07/26/2035	944,000	970,879
Fixed until 01/30/2035, 6.18% (B), 01/30/2036	688,000	703,724
Fixed until 11/02/2033, 7.96% (B), 11/02/2034	1,157,000	1,330,615
Charles Schwab Corp.
Fixed until 06/01/2031 (E), 6.10% (B)	699,000	699,154
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032 (C)	1,326,000	1,326,276
6.75%, 05/01/2033 (C)	1,032,000	1,061,274
7.13%, 04/30/2031 (C)	528,000	545,929
LPL Holdings, Inc.
5.75%, 06/15/2035	608,000	608,575
6.00%, 05/20/2034	787,000	805,052
Rocket Cos., Inc.
6.13%, 08/01/2030 (C)	374,000	380,422
6.38%, 08/01/2033 (C)	1,565,000	1,591,549
		10,721,734
Health Care Equipment & Supplies - 0.2%
Solventum Corp.
5.60%, 03/23/2034	1,703,000	1,742,926
Health Care Providers & Services - 0.4%
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/2030 (C)	510,000	461,955
5.20%, 06/15/2029 (C)	575,000	579,973
5.45%, 06/15/2034 (C)	1,297,000	1,303,372
Humana, Inc.
5.88%, 03/01/2033	220,000	226,908
5.95%, 03/15/2034	544,000	563,122
		3,135,330
Hotels, Restaurants & Leisure - 0.1%
Carnival Corp. Ltd.
5.75%, 08/01/2032 (C)	670,000	676,544
Flutter Treasury DAC
5.88%, 06/04/2031 (C)	389,000	387,666
		1,064,210
Insurance - 0.1%
Asurion LLC/Asurion Co-Issuer, Inc.
8.00%, 12/31/2032 (C)	550,000	554,156
Internet & Catalog Retail - 0.4%
AppLovin Corp.
5.38%, 12/01/2031	721,000	731,057
5.50%, 12/01/2034	1,412,000	1,424,765
5.95%, 12/01/2054	682,000	657,482
		2,813,304
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.3%
Booz Allen Hamilton, Inc.
5.95%, 08/04/2033	$ 932,000	$ 935,875
5.95%, 04/15/2035 (F)	1,242,000	1,237,089
		2,172,964
Metals & Mining - 0.1%
First Quantum Minerals Ltd.
6.38%, 02/15/2036 (C)	399,000	391,572
Oil, Gas & Consumable Fuels - 1.1%
Antero Resources Corp.
5.40%, 02/01/2036	1,194,000	1,175,178
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (C)	510,000	535,434
DT Midstream, Inc.
4.30%, 04/15/2032 (C)	288,000	275,049
4.38%, 06/15/2031 (C)	1,628,000	1,572,465
Hess Midstream Operations LP
4.25%, 02/15/2030 (C)	556,000	536,329
5.13%, 06/15/2028 (C)	460,000	458,720
Occidental Petroleum Corp.
8.88%, 07/15/2030	420,000	472,909
SM Energy Co.
8.63%, 11/01/2030 (C)	204,000	214,244
8.75%, 07/01/2031 (C)	583,000	608,964
9.63%, 06/15/2033 (C)	921,000	1,009,820
Sunoco LP
5.63%, 03/15/2031 (C)	286,000	283,914
7.00%, 05/01/2029 (C)	908,000	932,934
7.25%, 05/01/2032 (C)	512,000	531,104
		8,607,064
Pharmaceuticals - 0.6%
CVS Health Corp.
4.78%, 03/25/2038	1,214,000	1,138,197
5.45%, 09/15/2035	531,000	537,869
5.70%, 06/01/2034	561,000	579,100
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036	311,000	328,026
Teva Pharmaceutical Finance Netherlands III BV
6.00%, 12/01/2032	1,136,000	1,178,765
Teva Pharmaceutical Finance Netherlands IV BV
5.75%, 12/01/2030	896,000	917,904
		4,679,861
Semiconductors & Semiconductor Equipment - 0.2%
Foundry JV Holdco LLC
5.88%, 01/25/2034 (C)	552,000	560,861
5.90%, 01/25/2033 (C)	200,000	208,450
6.10%, 01/25/2036 (C)	253,000	266,717
6.20%, 01/25/2037 (C)	412,000	435,663
6.25%, 01/25/2035 (C)	200,000	212,295
		1,683,986
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.3%
Oracle Corp.
5.50%, 08/03/2035	$ 218,000	$ 208,613
5.70%, 02/04/2036	422,000	408,688
5.95%, 09/26/2055	249,000	211,605
6.10%, 09/26/2065	358,000	299,518
ROBLOX Corp.
3.88%, 05/01/2030 (C)	1,061,000	1,002,670
		2,131,094
Total Corporate Debt Securities (Cost $71,328,756)		71,822,378
U.S. GOVERNMENT OBLIGATIONS - 8.1%
U.S. Treasury - 8.1%
U.S. Treasury Bonds
4.75%, 02/15/2056	33,080,500	32,134,604
5.00%, 05/15/2046	4,207,800	4,239,358
U.S. Treasury Notes
4.13%, 06/30/2028 - 06/30/2031	17,482,200	17,428,031
4.25%, 05/31/2033	860,000	856,775
4.38%, 05/15/2036	10,209,000	10,154,765
Total U.S. Government Obligations (Cost $64,546,164)		64,813,533
MORTGAGE-BACKED SECURITIES - 5.9%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, 1-Month Term SOFR + 1.18%, 4.79% (B), 09/15/2034 (C)	592,515	591,774
A&D Mortgage Trust
Series 2024-NQM5, Class A1, 5.70%, 11/25/2069 (C)	227,863	228,314
Series 2025-NQM4, Class A1, 5.23% (B), 10/25/2070 (C)	121,597	120,897
ALA Trust
Series 2025-OANA, Class A, 1-Month Term SOFR + 1.74%, 5.37% (B), 06/15/2040 (C)	1,333,000	1,338,832
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59% (B), 10/25/2049 (C)	9,894	9,828
Series 2019-6, Class A1, 2.62% (B), 11/25/2059 (C)	8,369	8,316
Series 2020-3, Class A2, 2.41% (B), 04/25/2065 (C)	73,387	70,578
Series 2024-5, Class A1, 4.95% (B), 07/25/2068 (C)	770,243	766,445
Series 2025-6, Class A1, 5.52% (B), 04/25/2070 (C)	474,190	474,458
BAMLL Re-REMICS Trust
Series 2024-FRR2, Class E, 1.27% (B), 07/27/2050 (C)	328,000	295,528
Series 2024-FRR3, Class E, 0.47% (B), 01/27/2050 (C)	380,014	359,775
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class AF, 1-Month SOFR Average + 0.85%, 4.48% (B), 11/25/2051 (C)	$ 549,100	$ 514,626
Series 2022-2, Class A1, 3.00% (B), 12/25/2051 (C)	409,622	351,123
BLP Commercial Mortgage Trust
Series 2025-IND2, Class A, 1-Month Term SOFR + 1.50%, 5.13% (B), 12/15/2042 (C)	480,000	480,900
BPR Trust
Series 2023-BRK2, Class A, 7.15% (B), 10/05/2038 (C)	831,000	848,395
Series 2024-PMDW, Class A, 5.36% (B), 11/05/2041 (C)	1,191,755	1,200,063
Series 2024-PMDW, Class D, 5.85% (B), 11/05/2041 (C)	391,000	386,211
BX Commercial Mortgage Trust
Series 2024-AIR2, Class A, 1-Month Term SOFR + 1.49%, 5.12% (B), 10/15/2041 (C)	939,997	942,934
Series 2024-AIRC, Class C, 1-Month Term SOFR + 2.59%, 6.22% (B), 08/15/2041 (C)	370,316	371,705
Series 2024-BRBK, Class A, 1-Month Term SOFR + 2.88%, 6.51% (B), 10/15/2041 (C)	1,070,787	1,073,464
Series 2024-GPA3, Class A, 1-Month Term SOFR + 1.29%, 4.92% (B), 12/15/2039 (C)	463,205	464,074
Series 2024-GPA3, Class B, 1-Month Term SOFR + 1.64%, 5.27% (B), 12/15/2039 (C)	320,197	320,998
Series 2025-SPOT, Class A, 1-Month Term SOFR + 1.44%, 5.07% (B), 04/15/2040 (C)	391,669	391,914
Series 2026-CSMO, Class A, 1-Month Term SOFR + 1.40%, 5.03% (B), 02/15/2043 (C)	656,000	657,435
Series 2026-CSMO, Class B, 1-Month Term SOFR + 1.70%, 5.33% (B), 02/15/2043 (C)	228,000	229,568
Series 2026-CSMO, Class C, 1-Month Term SOFR + 2.00%, 5.63% (B), 02/15/2043 (C)	143,000	144,251
BX Trust
Series 2019-OC11, Class B, 3.61%, 12/09/2041 (C)	173,000	163,863
Series 2019-OC11, Class C, 3.86%, 12/09/2041 (C)	481,000	456,631
Series 2021-LBA, Class AV, 1-Month Term SOFR + 1.16%, 4.79% (B), 02/15/2036 (C)	219,852	219,784
Series 2025-ARIA, Class A, 5.20% (B), 12/13/2042 (C)	928,000	929,691
Series 2025-DIME, Class A, 1-Month Term SOFR + 1.15%, 4.78% (B), 02/15/2035 (C)	861,000	858,976
Series 2025-GW, Class A, 1-Month Term SOFR + 1.60%, 5.23% (B), 07/15/2042 (C)	758,000	759,895
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BX Trust (continued)
Series 2025-ROIC, Class A, 1-Month Term SOFR + 1.14%, 4.77% (B), 03/15/2030 (C)	$ 1,055,530	$ 1,053,551
Series 2025-ROIC, Class B, 1-Month Term SOFR + 1.39%, 5.02% (B), 03/15/2030 (C)	231,349	230,771
Series 2025-VLT7, Class A, 1-Month Term SOFR + 1.70%, 5.33% (B), 07/15/2044 (C)	1,072,042	1,072,042
BXHPP Trust
Series 2021-FILM, Class A, 1-Month Term SOFR + 0.76%, 4.39% (B), 08/15/2036 (C)	107,000	101,649
BXP Trust
Series 2017-GM, Class A, 3.38%, 06/13/2039 (C)	324,000	319,311
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M1, 1-Month SOFR Average + 1.20%, 4.83% (B), 02/25/2050 (C)	543,912	537,479
Citigroup Mortgage Loan Trust, Inc.
Series 2025-LTV1, Class A1, 5.24% (B), 12/25/2055 (C)	617,826	614,489
CONE Trust
Series 2024-DFW1, Class A, 1-Month Term SOFR + 1.64%, 5.27% (B), 08/15/2041 (C)	632,000	629,433
Series 2024-DFW1, Class B, 1-Month Term SOFR + 2.29%, 5.92% (B), 08/15/2041 (C)	465,108	464,700
CSTL Commercial Mortgage Trust
Series 2026-GATE3, Class A, 4.85% (B), 02/10/2043 (C)	159,000	157,662
DATA Mortgage Trust
Series 2024-CTR2, Class A, 5.48% (B), 05/10/2046 (C)	263,256	256,901
Ellington Financial Mortgage Trust
Series 2025-RTL1, Class A1, 5.22% (B), 11/25/2040 (C)	210,000	209,239
Finance of America Structured Securities Trust
Series 2025-S1, Class A1, 3.50%, 02/25/2075 (C)	319,331	310,358
Flagstar Mortgage Trust
Series 2021-13IN, Class A2, 3.00% (B), 12/30/2051 (C)	1,112,348	956,272
FREMF Mortgage Trust
Series 2023-K511, Class C, 5.82% (B), 11/25/2028 (C)	187,000	175,334
FS Trust
Series 2026-ORL, Class A, 1-Month Term SOFR + 1.35%, 4.98% (B), 02/15/2041 (C)	296,000	296,369
GCAT Trust
Series 2023-INV1, Class A1, 6.00% (B), 08/25/2053 (C)	601,196	610,730
GS Mortgage Securities Corp. Trust
1-Month Term SOFR + 2.65%, 6.29% (B), 11/25/2041 (C)	349,871	348,783
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GWT Trust
Series 2024-WLF2, Class A, 1-Month Term SOFR + 1.69%, 5.32% (B), 05/15/2041 (C)	$ 1,141,000	$ 1,143,852
Homeward Opportunities Fund Trust
Series 2024-RRTL2, Class A1, 5.99% (B), 09/25/2039 (C)	216,837	216,995
Series 2025-RRTL1, Class A1, 5.48% (B), 03/25/2040 (C)	566,000	566,568
Series 2025-RRTL2, Class A1, 5.24% (B), 09/25/2040 (C)	230,000	229,785
Hudson's Bay Simon JV Trust
Series 2015-HB10, Class A10, 4.15%, 08/05/2034 (C)	220,012	209,446
JPMorgan Mortgage Trust
Series 2025-5MPR, Class A1D, 5.50% (B), 11/25/2055 (C)	173,561	173,030
KRE Commercial Mortgage Trust
Series 2025-AIP4, Class A, 1-Month Term SOFR + 1.30%, 4.93% (B), 03/15/2042 (C)	699,847	698,972
LEX Mortgage Trust
Series 2024-BBG, Class A, 5.04% (B), 10/13/2033 (C)	215,000	214,293
LEX Trust
Series 2026-450, Class A, 1-Month Term SOFR + 1.35%, 4.98% (B), 03/15/2043 (C)	261,000	261,408
LHOME Mortgage Trust
Series 2024-RTL3, Class A1, 6.90% (B), 05/25/2029 (C)	311,653	312,026
Series 2024-RTL4, Class A1, 5.92% (B), 07/25/2039 (C)	820,061	821,276
Series 2025-RTL3, Class A1, 5.24% (B), 08/25/2040 (C)	260,000	259,765
Series 2026-RTL1, Class A1, 4.91% (B), 01/25/2041 (C)	100,000	99,240
Life Mortgage Trust
Series 2021-BMR, Class C, 1-Month Term SOFR + 1.21%, 4.84% (B), 03/15/2038 (C)	80,420	79,722
Series 2022-BMR2, Class A1, 1-Month Term SOFR + 1.30%, 4.92% (B), 05/15/2039 (C)	425,500	405,289
Mello Mortgage Capital Acceptance
Series 2021-INV2, Class A11, 1-Month SOFR Average + 0.95%, 4.56% (B), 08/25/2051 (C)	412,615	388,921
Series 2021-INV3, Class A11, 1-Month SOFR Average + 0.95%, 4.56% (B), 10/25/2051 (C)	514,284	486,109
Series 2024-SD1, Class A1, 4.00% (B), 04/25/2054 (C)	248,876	243,489
MIC Trust
Series 2023-MIC, Class A, 8.73% (B), 12/05/2038 (C)	584,328	615,738
MLTI Trust
Series 2026-MLTI, Class A10, 1-Month Term SOFR + 1.40%, 5.02% (B), 06/15/2031 (C)	527,000	527,823
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Residential Mortgage Loan Trust
4.25% (B), 02/25/2065 (C)	$ 299,660	$ 289,869
National Commercial Mortgage Trust
Series 2026-IND, Class A, 1-Month Term SOFR + 1.35%, 4.98% (B), 06/15/2043 (C)	535,000	535,334
New Residential Mortgage Loan Trust
Series 2018-2A, Class A1, 4.50% (B), 02/25/2058 (C)	61,969	60,753
Series 2024-NQM2, Class A1, 5.12% (B), 09/25/2064 (C)	355,235	352,502
Series 2024-RTL2, Class A1, 5.44% (B), 09/25/2039 (C)	343,000	342,729
NRTH Commercial Mortgage Trust
Series 2025-PARK, Class A, 1-Month Term SOFR + 1.39%, 5.02% (B), 10/15/2040 (C)	654,000	655,635
NYC Trust
Series 2026-9W57, Class A, 5.05% (B), 06/06/2040 (C)	641,000	638,132
OBX Trust
Series 2022-INV1, Class A1, 3.00% (B), 12/25/2051 (C)	172,334	147,930
Series 2022-INV1, Class A18, 3.00% (B), 12/25/2051 (C)	456,587	388,230
Series 2026-NQM9, Class A1, 5.47% (B), 04/25/2066 (C)	526,000	525,797
PLYM Commercial Mortgage Trust
Series 2026-IND, Class A, 1-Month Term SOFR + 1.25%, 4.88% (B), 03/15/2043 (C)	222,000	222,138
Pretium Mortgage Credit Partners LLC
Series 2025-RPL1, Class A1, 4.00% (B), 07/25/2069 (C)	401,679	389,313
Series 2025-RPL2, Class A1, 4.00% (B), 08/25/2064 (C)	420,198	406,359
Series 2025-RPL5, Class A1, 4.15% (B), 01/25/2070 (C)	651,177	630,524
PRPM LLC
Series 2024-RCF2, Class A1, 3.75% (B), 03/25/2054 (C)	166,095	162,585
Series 2025-RCF4, Class A1, 4.50% (B), 08/25/2055 (C)	242,291	237,654
Series 2025-RPL4, Class A1, 3.00% (B), 05/25/2055 (C)	525,156	497,779
RCKT Mortgage Trust
Series 2021-3, Class A21, 1-Month SOFR Average + 0.80%, 4.43% (B), 07/25/2051 (C)	371,623	347,484
Series 2023-CES1, Class A1A, 6.52% (B), 06/25/2043 (C)	101,651	101,359
Series 2024-CES5, Class A1A, 5.85% (B), 08/25/2044 (C)	271,818	272,605
Series 2024-CES7, Class A1A, 5.16% (B), 10/25/2044 (C)	553,772	552,061
Series 2024-CES9, Class A1A, 5.58% (B), 12/25/2044 (C)	90,550	90,726
Series 2025-CES8, Class A1A, 5.15% (B), 08/25/2055 (C)	397,297	395,628
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Reneu Redi Q-1 Trust
Series 2026-RTL1, Class A1, 5.89% (B), 06/25/2041 (C)	$ 351,000	$ 351,032
Saluda Grade Alternative Mortgage Trust
Series 2024-CES1, Class A1, 6.31% (B), 03/25/2054 (C)	167,432	168,806
Series 2024-FIG5, Class A, 6.26% (B), 04/25/2054 (C)	285,292	287,643
Series 2024-RTL6, Class A1, 7.44% (B), 07/25/2030 (C)	775,000	774,111
Series 2026-RTL7, Class A1, 5.75% (B), 03/25/2031 (C)	700,000	691,874
Saluds Grade Alternative Mortgage Trust
Series 2025-RRTL1, Class A1, 5.32% (B), 10/25/2040 (C)	320,000	317,196
Sequoia Mortgage Trust
Series 2013-5, Class A1, 2.50% (B), 05/25/2043 (C)	79,461	70,257
Series 2020-2, Class A19, 3.50% (B), 03/25/2050 (C)	35,922	32,030
SMRT
Series 2022-MINI, Class A, 1-Month Term SOFR + 1.00%, 4.63% (B), 01/15/2039 (C)	451,000	450,859
TEXAS Commercial Mortgage Trust
Series 2025-TWR, Class A, 1-Month Term SOFR + 1.29%, 4.92% (B), 04/15/2042 (C)	284,000	283,645
Toorak Mortgage Trust
Series 2025-RRTL1, Class A1, 5.52% (B), 02/25/2040 (C)	260,000	260,232
TVC Mortgage Trust
Series 2026-RRTL1, Class A1, 4.96% (B), 02/25/2041 (C)	283,000	279,729
TYSN Mortgage Trust
Series 2023-CRNR, Class A, 6.80% (B), 12/10/2033 (C)	924,755	953,663
UWM Mortgage Trust
Series 2021-INV1, Class A9, 1-Month SOFR Average + 0.90%, 4.51% (B), 08/25/2051 (C)	499,434	466,479
VASA Trust
Series 2021-VASA, Class A, 1-Month Term SOFR + 1.01%, 4.64% (B), 07/15/2039 (C)	424,794	416,298
Wells Fargo Commercial Mortgage Trust
Series 2025-VTT, Class A, 5.27% (B), 03/15/2038 (C)	1,014,000	1,009,218
Total Mortgage-Backed Securities (Cost $47,620,798)		47,386,264
ASSET-BACKED SECURITIES - 5.8%
AGL CLO 26 Ltd.
Series 2023-26A, Class A1R, 3-Month Term SOFR + 1.28%, 4.95% (B), 10/21/2038 (C)	1,267,000	1,267,641
Ansley Park Capital LLC
Series 2025-A, Class A2, 4.43%, 04/20/2035 (C)	303,166	301,062
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (C)	$ 67,913	$ 61,814
Avis Budget Rental Car Funding AESOP LLC
Series 2023-4A, Class A, 5.49%, 06/20/2029 (C)	244,000	246,987
Series 2026-1A, Class A, 4.28%, 08/20/2030 (C)	165,000	162,622
Ballyrock CLO 14 Ltd.
Series 2020-14A, Class A1BR, 3-Month Term SOFR + 1.58%, 5.26% (B), 07/20/2037 (C)	250,000	250,169
Barings Loan Partners CLO Ltd. 5
Series LP-5A, Class A, 3-Month Term SOFR + 1.22%, 4.90% (B), 01/20/2035 (C)	895,249	895,942
Bayview Opportunity Master Fund VII LLC
Series 2025-EDU1, Class B, 1-Month SOFR Average + 1.70%, 5.33% (B), 07/27/2048 (C)	188,582	188,922
Benefit Street Partners CLO 43 Ltd.
Series 2025-43A, Class A, 3-Month Term SOFR + 1.27%, 4.95% (B), 10/20/2038 (C)	1,006,000	1,008,666
Benefit Street Partners CLO XV Ltd.
Series 2018-15A, Class A1R, 3-Month Term SOFR + 1.39%, 5.06% (B), 07/15/2037 (C)	1,283,000	1,283,913
BRAVO Residential Funding Trust
Series 2026-CES1, Class A1A, 5.25% (B), 04/25/2056 (C)	264,145	263,379
Carlyle U.S. CLO Ltd.
Series 2018-4A, Class A2R, 3-Month Term SOFR + 1.56%, 5.24% (B), 10/17/2037 (C)	1,284,000	1,284,809
Series 2023-2A, Class A1R, 3-Month Term SOFR + 1.32%, 5.00% (B), 07/20/2038 (C)	1,132,000	1,136,446
CBAM Ltd.
Series 2018-5A, Class A1R, 3-Month Term SOFR + 1.34%, 5.02% (B), 10/17/2038 (C)	588,000	591,616
CF Hippolyta Issuer LLC
Series 2020-1, Class A1, 1.69%, 07/15/2060 (C)	429,293	354,663
Series 2020-1, Class B1, 2.28%, 07/15/2060 (C)	89,945	54,324
Series 2021-1A, Class A1, 1.53%, 03/15/2061 (C)	757,886	596,768
Series 2021-1A, Class B1, 1.98%, 03/15/2061 (C)	199,207	115,861
Series 2022-1A, Class A2, 6.11%, 08/15/2062 (C)	2,010,105	2,003,360
CIFC Funding Ltd.
Series 2019-7A, Class A1R, 3-Month Term SOFR + 1.28%, 4.96% (B), 10/19/2038 (C)	829,000	829,311
Compass Datacenters Issuer II LLC
Series 2025-1A, Class A1, 5.32%, 05/25/2050 (C)	1,540,088	1,535,662
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Compass Datacenters Issuer III LLC
Series 2025-1A, Class A2, 5.66%, 02/25/2050 (C)	$ 572,898	$ 573,596
Series 2025-2A, Class A2, 5.84%, 02/25/2050 (C)	321,980	324,304
COOPR Residential Mortgage Trust
Series 2025-CES3, Class A1A, 4.84% (B), 09/25/2060 (C)	388,203	383,381
Series 2025-CES4, Class A1A, 5.04% (B), 11/25/2060 (C)	160,558	159,160
Series 2026-CES1, Class A1A, 4.87% (B), 02/25/2061 (C)	351,286	346,937
Croton Park CLO Ltd.
Series 2014-1A, Class A2, 3-Month Term SOFR + 1.56%, 5.23% (B), 10/15/2036 (C)	594,000	594,276
CyrusOne Data Centers Issuer I LLC
Series 2024-1A, Class A2, 4.76%, 03/22/2049 (C)	372,724	364,556
Series 2024-2A, Class A2, 4.50%, 05/20/2049 (C)	135,000	130,730
Series 2024-3A, Class A2, 4.65%, 05/20/2049 (C)	1,339,000	1,277,461
DB Master Finance LLC
Series 2017-1A, Class A2II, 4.03%, 11/20/2047 (C)	166,068	164,352
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A, 1.76%, 04/15/2049 (C)	821,000	808,128
Ellington Financial Mortgage Trust
Series 2026-CES2, Class A1A, 5.60% (B), 06/25/2061 (C)	300,000	300,572
Elmwood CLO X Ltd.
Series 2021-3A, Class AR2, 3-Month Term SOFR + 1.30%, 4.98% (B), 07/20/2038 (C)	359,284	360,250
FIGRE Trust
Series 2024-HE2, Class A, 6.38% (B), 05/25/2054 (C)	227,153	230,713
Series 2024-HE4, Class A, 5.06% (B), 09/25/2054 (C)	266,680	265,467
Series 2025-HE2, Class A, 5.78% (B), 03/25/2055 (C)	323,316	325,364
Series 2025-HE3, Class A, 5.56% (B), 05/25/2055 (C)	347,549	347,884
Series 2025-HE5, Class A, 5.29% (B), 08/25/2055 (C)	243,429	242,025
Series 2025-HE6, Class A, 5.04% (B), 09/25/2055 (C)	179,365	177,099
Firstlight Issuer LLC
Series 2026-1A, Class A2, 5.87%, 06/20/2056 (C)(D)	357,000	358,410
Foundation Finance Trust
Series 2025-3A, Class A, 4.56%, 08/15/2052 (C)	314,397	310,723
GoldenTree Loan Management U.S. CLO 17 Ltd.
Series 2023-17A, Class AR, 3-Month Term SOFR + 1.28%, 4.96% (B), 01/20/2039 (C)	950,000	952,042
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust
Series 2025-CES2, Class A1, 5.18% (B), 09/25/2055 (C)	$ 307,079	$ 305,322
Series 2026-CES1, Class A1, 4.90% (B), 05/25/2056 (C)	89,603	88,725
Hertz Vehicle Financing III LLC
Series 2025-5A, Class A, 4.62%, 05/25/2030 (C)	194,000	191,972
Lendbuzz Securitization Trust
Series 2023-1A, Class A2, 6.92%, 08/15/2028 (C)	46,590	46,906
Libra Solutions LLC
Series 2024-1A, Class A, 5.88%, 09/30/2038 (C)	439,000	434,254
LMDV Issuer Co. LLC
Series 2025-1A, Class A2, 5.31%, 12/15/2055 (C)	238,000	237,660
M&T Equipment Notes
Series 2023-1A, Class A3, 5.74%, 07/15/2030 (C)	31,535	31,597
Madison Park Funding LXXIII Ltd.
Series 2025-73A, Class A1, 3-Month Term SOFR + 1.30%, 4.98% (B), 10/17/2038 (C)	872,000	872,476
Madison Park Funding XXXIV Ltd.
Series 2019-34A, Class A2RR, 3-Month Term SOFR + 1.60%, 5.28% (B), 10/16/2037 (C)	435,000	435,204
Magnetite 50 Ltd.
Series 2025-50A, Class A1, 3-Month Term SOFR + 1.28%, 4.95% (B), 07/25/2038 (C)	652,000	652,454
Merchants Fleet Funding LLC
Series 2025-1A, Class A, 4.49%, 01/20/2039 (C)	235,000	234,688
MVW LLC
Series 2025-2A, Class A, 4.48%, 10/20/2044 (C)	105,884	104,728
Neuberger Berman CLO 32R Ltd.
Series 2019-32RA, Class A, 3-Month Term SOFR + 1.31%, 4.99% (B), 07/20/2039 (C)	788,611	789,390
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1, 2.41%, 10/20/2061 (C)	353,000	210,776
NRM FNT1 Excess LLC
Series 2024-FNT1, Class A, 7.40% (B), 11/25/2031 (C)	357,719	357,264
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1, 1.85%, 11/20/2050 (C)	536,775	477,729
Oaktree ABF Equipment ST 1 LLC
Series 2026-1A, Class A2, 4.50%, 10/17/2033 (C)	180,000	179,859
	Principal	Value
ASSET-BACKED SECURITIES (continued)
OCP CLO Ltd.
Series 2020-18A, Class A2R2, 3-Month Term SOFR + 1.57%, 5.25% (B), 07/20/2037 (C)	$ 337,764	$ 337,764
Series 2025-44A, Class A, 3-Month Term SOFR + 1.30%, 4.97% (B), 10/24/2038 (C)	455,000	456,370
OHA Credit Funding 7 Ltd.
Series 2020-7A, Class A1R2, 3-Month Term SOFR + 1.28%, 4.96% (B), 07/19/2038 (C)	812,000	812,577
OHA Credit Funding 9 Ltd.
Series 2021-9A, Class A2R, 3-Month Term SOFR + 1.58%, 5.26% (B), 10/19/2037 (C)	630,000	630,367
RCKT Mortgage Trust
Series 2024-CES1, Class A1A, 6.03% (B), 02/25/2044 (C)	154,473	154,757
Series 2024-CES2, Class A1A, 6.14% (B), 04/25/2044 (C)	327,453	328,803
Series 2024-CES6, Class A1A, 5.34% (B), 09/25/2044 (C)	269,214	269,028
Series 2025-CES10, Class A1A, 4.89% (B), 11/25/2055 (C)	368,290	363,998
Series 2025-CES12, Class A1A, 5.03% (B), 11/25/2055 (C)	86,587	85,950
Series 2025-CES7, Class A1A, 5.38% (B), 07/25/2055 (C)	147,883	147,899
Series 2026-CES2, Class A1A, 4.76% (B), 02/25/2056 (C)	242,174	239,537
Series 2026-CES2, Class A1B, 4.86% (B), 02/25/2056 (C)	141,347	139,279
Series 2026-CES4, Class A1A, 5.12% (B), 04/25/2056 (C)	219,185	218,552
Series 2026-CES6, Class A1A, 5.32% (B), 06/25/2056 (C)	200,000	199,931
Research-Driven Pagaya Motor Asset Trust
Series 2026-R1A, Class A, 5.66%, 07/25/2034 (C)	189,136	188,701
Saluda Grade Alternative Mortgage Trust
Series 2023-FIG3, Class A, 7.07% (B), 08/25/2053 (C)	694,500	711,261
Series 2023-FIG4, Class A, 6.72% (B), 11/25/2053 (C)	363,425	371,561
Series 2025-LOC5, Class A1A, 1-Month Term SOFR + 1.60%, 5.25% (B), 10/25/2055 (C)	421,907	424,659
Series 2026-HB1, Class A1A, 1-Month Term SOFR + 1.40%, 5.05% (B), 04/25/2056 (C)	288,889	289,211
SCF Equipment Leasing LLC
Series 2025-2A, Class A2, 4.26%, 12/22/2031 (C)	161,332	161,067
SEB Funding LLC
Series 2026-1A, Class A2, 6.67%, 01/30/2056 (C)	424,000	420,228
SF ABS Issuer LLC
Series 2025-1A, Class A2, 5.38%, 11/25/2055 (C)	1,172,000	1,152,211
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sixth Street CLO IX Ltd.
Series 2017-9A, Class AR, 3-Month Term SOFR + 1.38%, 5.05% (B), 07/21/2037 (C)	$ 957,000	$ 957,774
Stack Infrastructure Issuer LLC
Series 2026-1A, Class A2, 5.00%, 03/27/2056 (C)	565,000	547,290
Taco Bell Funding LLC
Series 2021-1A, Class A2II, 2.29%, 08/25/2051 (C)	205,342	191,301
Tesla Sustainable Energy Business Trust
Series 2026-1A, Class A, 5.31%, 05/20/2052 (C)	487,000	488,112
Texas Debt Capital CLO Ltd.
Series 2023-2A, Class A1R, 3-Month Term SOFR + 1.37%, 5.04% (B), 10/21/2037 (C)	934,000	935,869
Towd Point Mortgage Trust
Series 2025-FIX2, Class A1, 5.25% (B), 10/25/2065 (C)	541,566	538,916
Trackside Rail LLC
Series 2026-1A, Class A, 4.89%, 03/20/2056 (C)	648,894	636,821
Truist Bank Auto Credit-Linked Notes
Series 2026-1, Class B, 5.07%, 06/26/2034 (C)	373,000	372,442
U.S. Bank NA
Series 2026-RVM1, Class B1, 4.96%, 12/25/2046 (C)	250,121	247,045
UPG HI Issuer Trust
Series 2025-2, Class A, 5.00%, 09/25/2047 (C)	181,080	180,135
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2, 2.17%, 10/15/2046 (C)	1,953,558	1,938,918
Vantage Data Centers LLC
Series 2020-2A, Class A2, 1.99%, 09/15/2045 (C)	596,000	571,576
VB-S1 Issuer LLC
Series 2026-1A, Class C2, 4.69%, 03/15/2056 (C)	267,000	260,922
Vista Point Securitization Trust
Series 2026-CES1, Class A1, 5.04% (B), 02/25/2056 (C)	206,664	204,414
Voya CLO Ltd.
Series 2024-4A, Class A2, 3-Month Term SOFR + 1.55%, 5.23% (B), 07/20/2037 (C)	386,336	386,431
Wendy's Funding LLC
Series 2021-1A, Class A2I, 2.37%, 06/15/2051 (C)	131,911	121,790
Series 2021-1A, Class A2II, 2.78%, 06/15/2051 (C)	350,547	309,499
Series 2022-1A, Class A2II, 4.54%, 03/15/2052 (C)	69,100	65,734
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Zayo Issuer LLC
Series 2025-2A, Class A2, 5.95%, 06/20/2055 (C)	$ 107,679	$ 108,971
Series 2025-3A, Class B, 5.72%, 10/20/2055 (C)	145,000	141,729
Total Asset-Backed Securities (Cost $46,595,046)		46,391,771
LOAN ASSIGNMENTS - 1.1%
Aerospace & Defense - 0.1%
TransDigm, Inc. Term Loan M, 1-Month Term SOFR + 2.50%, 6.14% (B), 08/19/2032	668,945	669,037
Building Products - 0.2%
EMRLD Borrower LP
Term Loan B, 1-Month Term SOFR + 2.25%, 5.89% (B), 08/04/2031	1,578,774	1,576,998
Term Loan B, 3-Month Term SOFR + 2.25%, 5.92% (B), 05/31/2030	289,609	289,211
		1,866,209
Chemicals - 0.0% *
Qnity Electronics, Inc. Term Loan B, 3-Month Term SOFR + 2.00%, 5.67% (B), 11/01/2032	288,550	288,730
Commercial Services & Supplies - 0.1%
Belron Finance LLC Repriced Term Loan B, 3-Month Term SOFR + 2.00%, 5.66% (B), 10/16/2031	472,833	472,242
CompoSecure Holdings LLC Term Loan, 3-Month Term SOFR + 2.25%, 5.92% (B), 01/14/2033	94,000	93,354
		565,596
Electric Utilities - 0.3%
Alpha Generation LLC Term Loan B, 1-Month Term SOFR + 1.75%, 5.39% (B), 09/30/2031	549,217	543,601
Lightning Power LLC Term Loan B, 1-Month Term SOFR + 2.25%, 5.89% (B), 08/18/2031	1,049,025	1,049,213
Talen Energy Supply LLC Term Loan B, 1-Month Term SOFR + 2.00%, 5.64% (B), 11/26/2032	662,910	656,591
		2,249,405
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP Term Loan B, 1-Month Term SOFR + 1.75%, 5.39% (B), 10/23/2030	911,177	905,090
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure - 0.1%
Pioneer Opco LLC Term Loan B, 1-Month Term SOFR + 3.25%, 6.89% (B), 05/16/2033	$ 622,216	$ 624,549
Transportation Infrastructure - 0.2%
Genesee & Wyoming, Inc. Term Loan, 3-Month Term SOFR + 1.75%, 5.48% (B), 04/10/2031	1,495,974	1,488,868
Total Loan Assignments (Cost $8,663,833)		8,657,484
Total Investments (Cost $613,745,152)		790,174,490
Net Other Assets (Liabilities) - 1.0%		7,582,866
Net Assets - 100.0%		$ 797,757,356
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$479,228,715	$—	$—	$479,228,715
U.S. Government Agency Obligations	—	71,874,345	—	71,874,345
Corporate Debt Securities	—	71,822,378	—	71,822,378
U.S. Government Obligations	—	64,813,533	—	64,813,533
Mortgage-Backed Securities	—	47,386,264	—	47,386,264
Asset-Backed Securities	—	46,391,771	—	46,391,771
Loan Assignments	—	8,657,484	—	8,657,484
Total Investments	$479,228,715	$310,945,775	$—	$790,174,490
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Floating or variable rate security. The rate disclosed is as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the total value of 144A securities is $126,625,087, representing 15.9% of the
Portfolio's net assets.

(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2026. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(E)	Perpetual maturity. The date displayed is the next call date.
(F)
All or a portion of the security is on loan. The total value of the securities on loan is $435,345, collateralized by non-cash collateral, such as U.S.
government securities of $445,008. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(G)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
TBA	To Be Announced
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Investments, at value (cost $613,745,152) (including securities loaned of $435,345)	$790,174,490
Cash	10,851,536
Receivables and other assets:
Investments sold	8,823,570
When-issued, delayed-delivery, forward and TBA commitments sold	6,157,162
Net income from securities lending	212
Shares of beneficial interest sold	34,816
Dividends	229,461
Interest	2,321,226
Prepaid expenses	3,207
Total assets	818,595,680
Liabilities:
Payables and other liabilities:
Investments purchased	2,131,855
When-issued, delayed-delivery, forward and TBA commitments purchased	17,778,221
Shares of beneficial interest redeemed	127,847
Investment management fees	482,828
Distribution and service fees	169,870
Transfer agent costs	1,736
Trustee and CCO fees	4,846
Audit and tax fees	19,432
Custody fees	55,405
Legal fees	14,463
Printing and shareholder reports fees	38,042
Other accrued expenses	13,779
Total liabilities	20,838,324
Net assets	$797,757,356
Net assets consist of:
Capital stock ($0.01 par value)	$447,890
Additional paid-in capital	461,406,822
Total distributable earnings (accumulated losses)	335,902,644
Net assets	$797,757,356
Net assets by class:
Initial Class	$18,504,539
Service Class	779,252,817
Shares outstanding:
Initial Class	1,013,799
Service Class	43,775,160
Net asset value and offering price per share:
Initial Class	$18.25
Service Class	17.80
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income	$2,868,850
Interest income	8,073,252
Net income from securities lending	8,364
Total investment income	10,950,466
Expenses:
Investment management fees	2,766,193
Distribution and service fees:
Service Class	974,928
Transfer agent costs	4,580
Trustee and CCO fees	20,775
Audit and tax fees	21,940
Custody fees	67,498
Legal fees	57,412
Printing and shareholder reports fees	38,407
Other	21,973
Total expenses	3,973,706
Net investment income (loss)	6,976,760
Net realized gain (loss) on:
Investments	47,172,166
Net change in unrealized appreciation (depreciation) on:
Investments	(24,445,172)
Net realized and change in unrealized gain (loss)	22,726,994
Net increase (decrease) in net assets resulting from operations	$29,703,754
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$6,976,760	$14,578,026
Net realized gain (loss)	47,172,166	91,494,339
Net change in unrealized appreciation (depreciation)	(24,445,172)	2,845,068
Net increase (decrease) in net assets resulting from operations	29,703,754	108,917,433
Dividends and/or distributions to shareholders:
Initial Class	—	(2,417,124)
Service Class	—	(119,577,444)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(121,994,568)
Capital share transactions:
Proceeds from shares sold:
Initial Class	695,555	1,514,054
Service Class	7,453,616	5,034,075
	8,149,171	6,548,129
Dividends and/or distributions reinvested:
Initial Class	—	2,417,124
Service Class	—	119,577,444
	—	121,994,568
Cost of shares redeemed:
Initial Class	(958,830)	(2,129,753)
Service Class	(80,344,281)	(183,680,160)
	(81,303,111)	(185,809,913)
Net increase (decrease) in net assets resulting from capital share transactions	(73,153,940)	(57,267,216)
Net increase (decrease) in net assets	(43,450,186)	(70,344,351)
Net assets:
Beginning of period/year	841,207,542	911,551,893
End of period/year	$797,757,356	$841,207,542
Capital share transactions - shares:
Shares issued:
Initial Class	39,260	82,541
Service Class	421,831	288,826
	461,091	371,367
Shares reinvested:
Initial Class	—	142,267
Service Class	—	7,203,461
	—	7,345,728
Shares redeemed:
Initial Class	(55,782)	(118,129)
Service Class	(4,676,386)	(10,452,576)
	(4,732,168)	(10,570,705)
Net increase (decrease) in shares outstanding:
Initial Class	(16,522)	106,679
Service Class	(4,254,555)	(2,960,289)
	(4,271,077)	(2,853,610)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$17.55	$17.92	$16.24	$14.70	$20.24	$18.48
Investment operations:
Net investment income (loss)(A)	0.17	0.34	0.34	0.30	0.21	0.17
Net realized and unrealized gain (loss)	0.53	2.03	2.10	1.92	(3.46)	2.70
Total investment operations	0.70	2.37	2.44	2.22	(3.25)	2.87
Dividends and/or distributions to shareholders:
Net investment income	—	(0.41)	(0.35)	(0.22)	(0.20)	(0.27)
Net realized gains	—	(2.33)	(0.41)	(0.46)	(2.09)	(0.84)
Total dividends and/or distributions to shareholders	—	(2.74)	(0.76)	(0.68)	(2.29)	(1.11)
Net asset value, end of period/year	$18.25	$17.55	$17.92	$16.24	$14.70	$20.24
Total return(B)	3.99%(C)	13.72%	15.16%	15.24%	(16.51)%	15.71%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$18,505	$18,083	$16,552	$14,732	$12,537	$15,647
Expenses to average net assets	0.75%(D)	0.74%	0.74%	0.74%	0.74%	0.75%
Net investment income (loss) to average net assets	1.99%(D)	1.92%	1.94%	1.95%	1.24%	0.86%
Portfolio turnover rate(E)	43%(C)	82%	67%	80%	90%	65%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
(E)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 61% (not annualized), 90%, 104%,
137%, 188% and 119%, for the period ended June 30, 2026 and the years ended December 31, 2025, December 31, 2024, December 31, 2023,
December 31, 2022 and December 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$17.14	$17.55	$15.92	$14.42	$19.89	$18.18
Investment operations:
Net investment income (loss)(A)	0.15	0.29	0.29	0.26	0.16	0.12
Net realized and unrealized gain (loss)	0.51	1.99	2.05	1.88	(3.39)	2.65
Total investment operations	0.66	2.28	2.34	2.14	(3.23)	2.77
Dividends and/or distributions to shareholders:
Net investment income	—	(0.36)	(0.30)	(0.18)	(0.15)	(0.22)
Net realized gains	—	(2.33)	(0.41)	(0.46)	(2.09)	(0.84)
Total dividends and/or distributions to shareholders	—	(2.69)	(0.71)	(0.64)	(2.24)	(1.06)
Net asset value, end of period/year	$17.80	$17.14	$17.55	$15.92	$14.42	$19.89
Total return(B)	3.85%(C)	13.46%	14.85%	15.01%	(16.77)%	15.44%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$779,252	$823,125	$895,000	$933,874	$919,426	$1,264,435
Expenses to average net assets	1.00%(D)	0.99%	0.99%	0.99%	0.99%	1.00%
Net investment income (loss) to average net assets	1.74%(D)	1.67%	1.69%	1.69%	0.98%	0.61%
Portfolio turnover rate(E)	43%(C)	82%	67%	80%	90%	65%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
(E)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 61% (not annualized), 90%, 104%,
137%, 188% and 119%, for the period ended June 30, 2026 and the years ended December 31, 2025, December 31, 2024, December 31, 2023,
December 31, 2022 and December 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Janus Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2026, commissions recaptured are $37.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.
The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2026, if any, are identified within the Schedule of Investments.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2026, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2026, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect. The Portfolio’s balance between equity and debt securities limits its potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the Portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.735%
Over $250 million up to $500 million	0.705
Over $500 million up to $1 billion	0.650
Over $1 billion	0.630
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.79%	May 1, 2027
Service Class	1.04	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
8. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$173,206,871	$169,465,480	$240,979,204	$176,023,503
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however,
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$613,745,152	$191,398,021	$(14,968,683)	$176,429,338
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Janus Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Janus Henderson Investors US LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-, 5- and 10-year periods and in line with the median for its peer universe for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1- and 10-year periods and below the benchmark for the past 3- and 5-year periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Balanced VP

APPROVAL OF SUB-ADVISORY AGREEMENT
In December 2025, Janus Henderson Group plc, the parent company to Janus Henderson Investors US LLC (“Janus Henderson”), announced that it had agreed to enter into an agreement to be acquired by Trian Fund Management, L.P. and its affiliated funds and General Catalyst Group Management, LLC and its affiliated funds (the “Transaction”). The Transaction closed on June 30, 2026, and constituted an “assignment,” within the meaning of the Investment Company Act of 1940, as amended, of the investment sub-advisory agreement for Transamerica Janus Balanced VP and Transamerica Janus Mid-Cap Growth VP (each a “Portfolio” and collectively, the “Portfolios”) between Transamerica Asset Management, Inc. (“TAM”) and Janus Henderson (the “Former Sub-Advisory Agreement”), resulting in its automatic termination.
In anticipation of the closing of the Transaction, the Board of Trustees of Transamerica Series Trust (the “Board” or the “Board Members”), at a meeting held on March 4-5, 2026, considered the retention of Janus Henderson as sub-adviser to each Portfolio and the approval of a new sub-advisory agreement for the Portfolios between TAM and Janus Henderson (the “New Sub-Advisory Agreement”) to take effect upon the closing of the Transaction.
Following its review and consideration, the Board determined that the terms of the New Sub-Advisory Agreement were reasonable and that the approval of the New Sub-Advisory Agreement was in the best interests of each Portfolio and the investors in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the New Sub-Advisory Agreement for an initial two-year term to take effect upon the closing of the Transaction.
The Board reviewed and considered whether the terms of the New Sub-Advisory Agreement were reasonable and in the best interests of each Portfolio and its investors. To assist the Board in its consideration of the New Sub-Advisory Agreement, the Board had requested and received from TAM and Janus Henderson certain materials and information in advance of the meeting. In addition, the Independent Trustees consulted with counsel, including independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Independent Trustees’ deliberations.
Among other matters, the Board considered:
 (a) that the Transaction is not expected to result in any diminution in the nature, extent and quality of sub-advisory services provided to each Portfolio and its investors, including compliance services;
 (b) that no changes are expected to the Portfolios’ operations or portfolio management teams, and that Janus Henderson intends to take appropriate steps to retain key personnel supporting the Portfolios;
 (c) that Janus Henderson will continue to have the capabilities, resources and personnel necessary to provide services to the Portfolios based on an assessment of Janus Henderson, its investment personnel, and the services Janus Henderson provided to the Portfolios prior to the Transaction; and
 (d) that the New Sub-Advisory Agreement will not result in any change in the rate of sub-advisory fees payable by TAM to Janus Henderson.
In considering the New Sub-Advisory Agreement, the Board also relied, as to Janus Henderson’s services, fees, profitability, and fallout benefits, on its prior deliberations in approving the renewal of the Former Sub-Advisory Agreement at the Board meeting held on June 11-12, 2025, as supplemented by the new information concerning the Transaction.
In its deliberations, the Board evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of its own business judgment. The Board Members based their decisions on the considerations discussed above, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.
After consideration of the factors described above, as well as other factors, the Board, including all of the Independent Trustees, concluded that the approval of the New Sub-Advisory Agreement is in the best interests of each Portfolio and its investors and unanimously approved the New Sub-Advisory Agreement to take effect upon the closing of the Transaction.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Janus Mid-Cap Growth VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Aerospace & Defense - 1.7%
Arxis, Inc., Class A (A)	77,169	$ 3,560,578
CAE, Inc. (A)	194,972	4,881,689
StandardAero, Inc. (A)	243,216	7,274,590
		15,716,857
Biotechnology - 5.0%
Argenx SE, ADR (A)	13,261	12,303,158
Ascendis Pharma AS (A)	20,893	5,572,581
Bridgebio Pharma, Inc. (A)	79,900	5,950,952
Madrigal Pharmaceuticals, Inc. (A)	9,825	5,275,534
Praxis Precision Medicines, Inc. (A)	14,093	4,718,195
Revolution Medicines, Inc. (A)	40,735	7,628,851
Vaxcyte, Inc. (A)	113,328	6,587,757
		48,037,028
Capital Markets - 4.0%
Cboe Global Markets, Inc.	24,752	6,006,568
Charles Schwab Corp.	59,132	5,456,110
LPL Financial Holdings, Inc.	93,436	26,319,052
		37,781,730
Chemicals - 1.5%
Corteva, Inc.	172,087	14,574,048
Commercial Services & Supplies - 5.5%
Cimpress PLC (A)	90,844	9,238,835
Clean Harbors, Inc. (A)	36,568	10,924,690
RB Global, Inc.	116,210	13,532,655
Rentokil Initial PLC	722,250	4,086,949
Rentokil Initial PLC, ADR (B)	273,497	7,824,749
Veralto Corp.	74,685	6,623,066
		52,230,944
Construction & Engineering - 2.4%
API Group Corp. (A)	542,439	22,972,291
Consumer Staples Distribution & Retail - 0.5%
Dollar Tree, Inc. (A)	39,673	4,798,449
Electric Utilities - 2.3%
Alliant Energy Corp.	289,535	22,088,625
Electrical Equipment - 2.5%
Innio NV (A)	105,851	4,186,407
Sensata Technologies Holding PLC	404,499	19,310,782
		23,497,189
Electronic Equipment, Instruments & Components - 9.6%
CDW Corp.	55,496	7,804,957
Flex Ltd. (A)	310,249	50,282,055
TE Connectivity PLC	45,910	9,255,915
Teledyne Technologies, Inc. (A)	36,505	24,345,185
		91,688,112
	Shares	Value
COMMON STOCKS (continued)
Entertainment - 2.3%
Liberty Media Corp. - Liberty Formula One, Class A (A)	29,863	$ 2,614,207
Liberty Media Corp. - Liberty Formula One, Class C (A)	203,111	19,323,981
		21,938,188
Financial Services - 1.8%
WEX, Inc. (A)	123,363	17,405,286
Ground Transportation - 5.3%
Canadian Pacific Kansas City Ltd.	157,222	13,623,286
JB Hunt Transport Services, Inc.	90,281	26,130,030
TFI International, Inc.	78,062	11,207,361
		50,960,677
Health Care Equipment & Supplies - 7.7%
Boston Scientific Corp. (A)	274,862	11,731,110
Cooper Cos., Inc. (A)	106,728	7,653,465
Glaukos Corp. (A)	27,477	3,840,186
Globus Medical, Inc., Class A (A)	90,736	7,169,051
ICU Medical, Inc. (A)	57,143	8,377,164
Lantheus Holdings, Inc. (A)	47,273	5,244,467
Medline, Inc., Class A (A)	125,730	4,958,791
STERIS PLC	41,804	8,802,668
Teleflex, Inc.	124,548	15,787,704
		73,564,606
Hotels, Restaurants & Leisure - 5.6%
Aramark	420,619	23,933,221
DoorDash, Inc., Class A (A)	138,128	25,488,760
Entain PLC	489,399	3,628,823
		53,050,804
Insurance - 0.7%
Willis Towers Watson PLC	26,373	6,893,111
Interactive Media & Services - 0.4%
Ziff Davis, Inc. (A)	68,313	3,577,552
Life Sciences Tools & Services - 5.7%
Illumina, Inc. (A)	50,204	8,827,369
Revvity, Inc.	241,338	26,851,266
Waters Corp. (A)	48,622	18,235,195
		53,913,830
Machinery - 2.3%
Ingersoll Rand, Inc.	198,226	16,252,550
SPX Technologies, Inc. (A)	22,013	5,396,927
		21,649,477
Multi-Utilities - 3.2%
Ameren Corp.	143,517	16,223,162
DTE Energy Co.	92,517	14,096,815
		30,319,977
Oil, Gas & Consumable Fuels - 0.4%
ONEOK, Inc.	49,234	4,280,404
Passenger Airlines - 1.5%
Ryanair Holdings PLC, ADR	223,437	14,467,546
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Professional Services - 2.4%
Broadridge Financial Solutions, Inc.	37,368	$ 5,117,548
TransUnion	88,195	6,362,387
UL Solutions, Inc., Class A	59,884	6,099,784
Verisk Analytics, Inc.	26,797	4,810,866
		22,390,585
Real Estate Management & Development - 1.3%
CoStar Group, Inc. (A)	226,750	6,421,560
FirstService Corp.	43,623	6,199,264
		12,620,824
Semiconductors & Semiconductor Equipment - 7.8%
KLA Corp.	69,893	21,087,417
NXP Semiconductors NV	81,695	22,958,746
ON Semiconductor Corp. (A)	324,804	30,706,970
		74,753,133
Software - 4.7%
AppLovin Corp., Class A (A)	13,162	6,781,457
Constellation Software, Inc.	7,687	14,471,560
Descartes Systems Group, Inc. (A)	57,125	3,955,335
Dynatrace, Inc. (A)	108,096	4,746,496
PTC, Inc. (A)	105,734	12,012,440
Topicus.com, Inc. (A)	42,909	2,735,647
		44,702,935
Specialized REITs - 0.6%
Lamar Advertising Co., Class A	35,003	5,459,768
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 2.7%
Burlington Stores, Inc. (A)	23,805	$ 7,541,424
CarMax, Inc. (A)	141,053	7,460,293
Wayfair, Inc., Class A (A)	116,418	10,759,352
		25,761,069
Textiles, Apparel & Luxury Goods - 1.6%
Gildan Activewear, Inc. (B)	298,137	15,383,869
Trading Companies & Distributors - 3.3%
Ferguson Enterprises, Inc.	131,857	31,293,622
Total Common Stocks (Cost $724,457,753)		917,772,536
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (C)	4,720,032	4,720,032
Total Other Investment Company (Cost $4,720,032)		4,720,032
Total Investments (Cost $729,177,785)		922,492,568
Net Other Assets (Liabilities) - 3.2%		30,105,586
Net Assets - 100.0%		$ 952,598,154
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$910,056,764	$7,715,772	$—	$917,772,536
Other Investment Company	4,720,032	—	—	4,720,032
Total Investments	$914,776,796	$7,715,772	$—	$922,492,568
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $11,206,242, collateralized by cash collateral of $4,720,032 and non-cash collateral, such as U.S. government securities of $6,736,052. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at June 30, 2026.
(D)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Mid-Cap Growth VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Investments, at value (cost $729,177,785) (including securities loaned of $11,206,242)	$922,492,568
Cash	34,527,985
Foreign currency, at value (cost $197)	197
Receivables and other assets:
Investments sold	1,668,806
Net income from securities lending	1,612
Shares of beneficial interest sold	137
Dividends	434,032
Tax reclaims	6,329
Prepaid expenses	3,592
Total assets	959,135,258
Liabilities:
Cash collateral received upon return of:
Securities on loan	4,720,032
Payables and other liabilities:
Shares of beneficial interest redeemed	932,248
Investment management fees	632,045
Distribution and service fees	48,974
Transfer agent costs	1,791
Trustee and CCO fees	4,513
Audit and tax fees	13,041
Custody fees	28,910
Legal fees	15,055
Printing and shareholder reports fees	126,001
Other accrued expenses	14,494
Total liabilities	6,537,104
Net assets	$952,598,154
Net assets consist of:
Capital stock ($0.01 par value)	$285,343
Additional paid-in capital	627,661,475
Total distributable earnings (accumulated losses)	324,651,336
Net assets	$952,598,154
Net assets by class:
Initial Class	$726,337,428
Service Class	226,260,726
Shares outstanding:
Initial Class	21,118,449
Service Class	7,415,879
Net asset value and offering price per share:
Initial Class	$34.39
Service Class	30.51
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income	$3,276,824
Interest income	257,275
Net income from securities lending	17,253
Withholding taxes on foreign income	(88,198)
Total investment income	3,463,154
Expenses:
Investment management fees	3,457,103
Distribution and service fees:
Service Class	269,931
Transfer agent costs	4,975
Trustee and CCO fees	22,673
Audit and tax fees	14,958
Custody fees	38,070
Legal fees	61,257
Printing and shareholder reports fees	138,302
Other	25,648
Total expenses	4,032,917
Net investment income (loss)	(569,763)
Net realized gain (loss) on:
Investments	64,075,107
Foreign currency transactions	8,052
Net realized gain (loss)	64,083,159
Net change in unrealized appreciation (depreciation) on:
Investments	14,920,875
Translation of assets and liabilities denominated in foreign currencies	215
Net change in unrealized appreciation (depreciation)	14,921,090
Net realized and change in unrealized gain (loss)	79,004,249
Net increase (decrease) in net assets resulting from operations	$78,434,486
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Mid-Cap Growth VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$(569,763)	$(712,611)
Net realized gain (loss)	64,083,159	73,514,062
Net change in unrealized appreciation (depreciation)	14,921,090	(2,754,000)
Net increase (decrease) in net assets resulting from operations	78,434,486	70,047,451
Dividends and/or distributions to shareholders:
Initial Class	—	(78,600,305)
Service Class	—	(27,912,351)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(106,512,656)
Capital share transactions:
Proceeds from shares sold:
Initial Class	1,161,583	8,910,654
Service Class	1,907,175	7,755,472
	3,068,758	16,666,126
Dividends and/or distributions reinvested:
Initial Class	—	78,600,305
Service Class	—	27,912,351
	—	106,512,656
Cost of shares redeemed:
Initial Class	(29,522,752)	(62,289,612)
Service Class	(16,021,828)	(26,077,223)
	(45,544,580)	(88,366,835)
Net increase (decrease) in net assets resulting from capital share transactions	(42,475,822)	34,811,947
Net increase (decrease) in net assets	35,958,664	(1,653,258)
Net assets:
Beginning of period/year	916,639,490	918,292,748
End of period/year	$952,598,154	$916,639,490
Capital share transactions - shares:
Shares issued:
Initial Class	36,229	268,282
Service Class	69,944	266,042
	106,173	534,324
Shares reinvested:
Initial Class	—	2,528,967
Service Class	—	1,010,219
	—	3,539,186
Shares redeemed:
Initial Class	(925,016)	(1,915,144)
Service Class	(562,101)	(896,379)
	(1,487,117)	(2,811,523)
Net increase (decrease) in shares outstanding:
Initial Class	(888,787)	882,105
Service Class	(492,157)	379,882
	(1,380,944)	1,261,987
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Mid-Cap Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$31.57	$32.89	$30.53	$31.45	$44.53	$43.28
Investment operations:
Net investment income (loss)(A)	(0.01)	(0.01)	0.02	0.05	(0.00)(B)	(0.01)
Net realized and unrealized gain (loss)	2.83	2.61	4.36	5.02	(7.20)	7.25
Total investment operations	2.82	2.60	4.38	5.07	(7.20)	7.24
Dividends and/or distributions to shareholders:
Net investment income	—	(0.00)(B)	(0.04)	—	—	(0.13)
Net realized gains	—	(3.92)	(1.98)	(5.99)	(5.88)	(5.86)
Total dividends and/or distributions to shareholders	—	(3.92)	(2.02)	(5.99)	(5.88)	(5.99)
Net asset value, end of period/year	$34.39	$31.57	$32.89	$30.53	$31.45	$44.53
Total return(C)	8.93%(D)	8.11%	14.39%	17.04%	(16.72)%	17.30%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$726,337	$694,865	$694,770	$803,925	$715,712	$1,160,263
Expenses to average net assets	0.84%(E)	0.84%	0.84%	0.86%	0.81%	0.82%
Net investment income (loss) to average net assets	(0.07)%(E)	(0.02)%	0.07%	0.15%	(0.00)%(F)	(0.03)%
Portfolio turnover rate	13%(D)	19%	14%	14%	17%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(D)	Not annualized.
(E)	Annualized.
(F)	Rounds to less than 0.01% or (0.01)%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Mid-Cap Growth VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$28.04	$29.69	$27.77	$29.15	$41.87	$41.04
Investment operations:
Net investment income (loss)(A)	(0.04)	(0.08)	(0.05)	(0.03)	(0.08)	(0.07)
Net realized and unrealized gain (loss)	2.51	2.35	3.95	4.64	(6.76)	6.80
Total investment operations	2.47	2.27	3.90	4.61	(6.84)	6.73
Dividends and/or distributions to shareholders:
Net investment income	—	—	—	—	—	(0.04)
Net realized gains	—	(3.92)	(1.98)	(5.99)	(5.88)	(5.86)
Total dividends and/or distributions to shareholders	—	(3.92)	(1.98)	(5.99)	(5.88)	(5.90)
Net asset value, end of period/year	$30.51	$28.04	$29.69	$27.77	$29.15	$41.87
Total return(B)	8.81%(C)	7.85%	14.07%	16.80%	(16.93)%	16.99%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$226,261	$221,774	$223,523	$213,161	$196,429	$271,568
Expenses to average net assets	1.09%(D)	1.09%	1.09%	1.11%	1.06%	1.07%
Net investment income (loss) to average net assets	(0.32)%(D)	(0.27)%	(0.17)%	(0.10)%	(0.24)%	(0.16)%
Portfolio turnover rate	13%(C)	19%	14%	14%	17%	25%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Janus Mid-Cap Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2026 by the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2026, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$4,720,032	$—	$—	$—	$4,720,032
Total Borrowings	$4,720,032	$—	$—	$—	$4,720,032
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
Medium capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, or have limited liquidity. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Small capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Sector focus risk: To the extent the Portfolio invests more heavily in a particular market sector, the value of the Portfolio’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the Portfolio will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Industrials sector risk: The prices of securities in the industrials sector can be volatile and can be impacted significantly by supply and demand for certain products and services, product obsolescence, product liability and environmental damage claims, changes in consumer spending, government regulation, import controls, trading and tariff arrangements, trade disruptions, commodity prices and availability, exchange rates, world events, general economic conditions and other factors. In addition, certain companies in the industrials sector may be cyclical and have occasional sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.805%
Over $250 million up to $750 million	0.760
Over $750 million up to $1 billion	0.750
Over $1 billion up to $2 billion	0.690
Over $2 billion	0.680
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.88%	May 1, 2027
Service Class	1.13	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
8. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$114,871,449	$—	$159,287,369	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however,
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$729,177,785	$263,227,539	$(69,912,756)	$193,314,783
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Mid-Cap Growth VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Mid-Cap Growth VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Mid-Cap Growth VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Mid-Cap Growth VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Janus Mid-Cap Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Janus Henderson Investors US LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Mid-Cap Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1- and 5-year periods, in line with the median for its peer universe for the past 10-year period, and below the median for its peer universe for the past 3-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 5-year period and below the benchmark for the past 1-, 3- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2016 pursuant to its current investment objective and investment strategies.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Mid-Cap Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Janus Mid-Cap Growth VP

APPROVAL OF SUB-ADVISORY AGREEMENT
In December 2025, Janus Henderson Group plc, the parent company to Janus Henderson Investors US LLC (“Janus Henderson”), announced that it had agreed to enter into an agreement to be acquired by Trian Fund Management, L.P. and its affiliated funds and General Catalyst Group Management, LLC and its affiliated funds (the “Transaction”). The Transaction closed on June 30, 2026, and constituted an “assignment,” within the meaning of the Investment Company Act of 1940, as amended, of the investment sub-advisory agreement for Transamerica Janus Balanced VP and Transamerica Janus Mid-Cap Growth VP (each a “Portfolio” and collectively, the “Portfolios”) between Transamerica Asset Management, Inc. (“TAM”) and Janus Henderson (the “Former Sub-Advisory Agreement”), resulting in its automatic termination.
In anticipation of the closing of the Transaction, the Board of Trustees of Transamerica Series Trust (the “Board” or the “Board Members”), at a meeting held on March 4-5, 2026, considered the retention of Janus Henderson as sub-adviser to each Portfolio and the approval of a new sub-advisory agreement for the Portfolios between TAM and Janus Henderson (the “New Sub-Advisory Agreement”) to take effect upon the closing of the Transaction.
Following its review and consideration, the Board determined that the terms of the New Sub-Advisory Agreement were reasonable and that the approval of the New Sub-Advisory Agreement was in the best interests of each Portfolio and the investors in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the New Sub-Advisory Agreement for an initial two-year term to take effect upon the closing of the Transaction.
The Board reviewed and considered whether the terms of the New Sub-Advisory Agreement were reasonable and in the best interests of each Portfolio and its investors. To assist the Board in its consideration of the New Sub-Advisory Agreement, the Board had requested and received from TAM and Janus Henderson certain materials and information in advance of the meeting. In addition, the Independent Trustees consulted with counsel, including independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Independent Trustees’ deliberations.
Among other matters, the Board considered:
 (a) that the Transaction is not expected to result in any diminution in the nature, extent and quality of sub-advisory services provided to each Portfolio and its investors, including compliance services;
 (b) that no changes are expected to the Portfolios’ operations or portfolio management teams, and that Janus Henderson intends to take appropriate steps to retain key personnel supporting the Portfolios;
 (c) that Janus Henderson will continue to have the capabilities, resources and personnel necessary to provide services to the Portfolios based on an assessment of Janus Henderson, its investment personnel, and the services Janus Henderson provided to the Portfolios prior to the Transaction; and
 (d) that the New Sub-Advisory Agreement will not result in any change in the rate of sub-advisory fees payable by TAM to Janus Henderson.
In considering the New Sub-Advisory Agreement, the Board also relied, as to Janus Henderson’s services, fees, profitability, and fallout benefits, on its prior deliberations in approving the renewal of the Former Sub-Advisory Agreement at the Board meeting held on June 11-12, 2025, as supplemented by the new information concerning the Transaction.
In its deliberations, the Board evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of its own business judgment. The Board Members based their decisions on the considerations discussed above, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.
After consideration of the factors described above, as well as other factors, the Board, including all of the Independent Trustees, concluded that the approval of the New Sub-Advisory Agreement is in the best interests of each Portfolio and its investors and unanimously approved the New Sub-Advisory Agreement to take effect upon the closing of the Transaction.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
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Call 800-851-9777
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©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica JPMorgan Asset Allocation - Conservative VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica JPMorgan Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 95.0%
International Equity Funds - 8.2%
Transamerica BlackRock Real Estate Securities VP, Initial Class (A)	191,101	$ 2,176,647
Transamerica Emerging Markets Equity, Class I2 (A)	773,859	10,400,662
Transamerica International Equity, Class I2 (A)	512,838	14,390,236
Transamerica International Focus, Class I2 (A)	1,532,187	11,261,575
Transamerica International Small Cap Value, Class I2 (A)	359,949	7,033,401
Transamerica International Stock, Class I2 (A)	651,176	10,659,746
		55,922,267
U.S. Equity Funds - 24.5%
Transamerica Janus Mid-Cap Growth VP, Initial Class (A)	3,464	119,139
Transamerica JPMorgan Enhanced Index VP, Initial Class (A)	2,674,449	84,191,666
Transamerica Large Cap Value, Class I2 (A)	1,389,445	25,982,615
Transamerica Mid Cap Growth, Class I2 (A)	16,294	161,633
Transamerica Mid Cap Value Opportunities, Class I2 (A)	1,113	11,437
Transamerica Small Cap Value, Class I2 (A)	73,770	485,409
Transamerica T. Rowe Price Small Cap VP, Initial Class (A)	23,247	326,620
Transamerica WMC US Growth VP, Initial Class (A)	1,244,747	56,150,532
		167,429,051
U.S. Fixed Income Funds - 62.3%
Transamerica Aegon Bond VP, Initial Class (A)	15,254,475	146,290,418
Transamerica Aegon Core Bond VP, Initial Class (A)	9,210,077	101,679,251
Transamerica Core Bond, Class I2 (A)	12,879,508	110,248,590
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Floating Rate, Class I2 (A)	880,652	$ 7,644,061
Transamerica High Yield Bond, Class I2 (A)	4,661,464	37,897,700
Transamerica Long Credit, Class I2 (A)	1,198,383	11,168,932
Transamerica Strategic Income, Class I2 (A)	1,123,288	9,705,208
		424,634,160
Total Investment Companies (Cost $608,838,795)		647,985,478

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.3%
U.S. Treasury - 2.3%
U.S. Treasury Notes
4.13%, 01/31/2027 (B)	$ 15,516,000	15,525,677
Total U.S. Government Obligation (Cost $15,561,282)		15,525,677

	Shares	Value
EXCHANGE-TRADED FUNDS - 2.0%
U.S. Equity Fund - 1.0%
Transamerica Large Value Active ETF (A)(C)	267,095	7,348,478
U.S. Fixed Income Fund - 1.0%
Transamerica Bond Active ETF (A)(C)	269,999	6,739,256
Total Exchange-Traded Funds (Cost $13,442,571)		14,087,734
Total Investments (Cost $637,842,648)		677,598,889
Net Other Assets (Liabilities) - 0.7%		4,607,865
Net Assets - 100.0%		$ 682,206,754
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Canadian Government Bonds	184	09/18/2026	$15,683,452	$15,712,491	$29,039	$—
10-Year Japan Government Bonds	56	09/14/2026	43,894,353	44,005,781	111,428	—
CAD Currency	94	09/15/2026	6,772,084	6,640,160	—	(131,924)
E-Mini Russell 2000® Index	110	09/18/2026	16,328,184	16,750,800	422,616	—
Euro-BTP Italy Government Bonds	160	09/08/2026	21,630,934	21,819,088	188,154	—
FTSE 100 Index	74	09/18/2026	10,257,502	10,347,251	89,749	—
Hong Kong Hang Seng Index	115	07/30/2026	16,883,560	16,750,320	—	(133,240)
MSCI EAFE Index	73	09/18/2026	11,432,429	11,480,345	47,916	—
MSCI Emerging Markets Index	151	09/18/2026	13,037,260	13,267,615	230,355	—
S&P 500® E-Mini Index	67	09/18/2026	25,172,862	25,286,638	113,776	—
S&P Midcap 400® E-Mini Index	26	09/18/2026	9,954,375	10,101,000	146,625	—
S&P/TSX 60 Index	51	09/17/2026	14,775,378	14,784,516	9,138	—
TOPIX Index	24	09/10/2026	5,755,317	5,908,669	153,352	—
U.K. Gilt	190	09/28/2026	22,072,424	22,483,194	410,770	—
Total					$1,952,918	$(265,164)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Australia Treasury Bonds	(747)	09/15/2026	$(56,166,852)	$(56,796,020)	$—	$(629,168)
10-Year U.S. Treasury Notes	(313)	09/21/2026	(34,183,946)	(34,395,766)	—	(211,820)
30-Year Euro BUXL	(71)	09/08/2026	(8,845,742)	(9,022,677)	—	(176,935)
EURO STOXX 50® Index	(224)	09/18/2026	(16,014,301)	(16,267,697)	—	(253,396)
German Euro Bund	(247)	09/08/2026	(35,621,409)	(35,938,172)	—	(316,763)
S&P/ASX 200 Index	(128)	09/17/2026	(19,617,412)	(19,443,406)	174,006	—
Total					$174,006	$(1,588,082)
Total Futures Contracts					$2,126,924	$(1,853,246)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$647,985,478	$—	$—	$647,985,478
U.S. Government Obligation	—	15,525,677	—	15,525,677
Exchange-Traded Funds	14,087,734	—	—	14,087,734
Total Investments	$662,073,212	$15,525,677	$—	$677,598,889
Other Financial Instruments
Futures Contracts (E)	$2,126,924	$—	$—	$2,126,924
Total Other Financial Instruments	$2,126,924	$—	$—	$2,126,924
LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(1,853,246)	$—	$—	$(1,853,246)
Total Other Financial Instruments	$(1,853,246)	$—	$—	$(1,853,246)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust, and/or affiliated investment within Transamerica Sponsored ETFs. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2026	Shares as of June 30, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP, Initial Class	$156,851,917	$—	$(11,942,936)	$21,097	$1,360,340	$146,290,418	15,254,475	$—	$—
Transamerica Aegon Core Bond VP, Initial Class	100,942,445	—	—	—	736,806	101,679,251	9,210,077	—	—
Transamerica BlackRock Real Estate Securities VP, Initial Class	1,981,723	—	—	—	194,924	2,176,647	191,101	—	—
Transamerica Bond Active ETF	—	6,716,910	—	—	22,346	6,739,256	269,999	75,203	—
Transamerica Core Bond, Class I2	132,620,687	2,488,575	(23,252,463)	(693,170)	(915,039)	110,248,590	12,879,508	2,488,575	—
Transamerica Emerging Markets Equity, Class I2	11,184,329	—	(3,451,444)	1,362,461	1,305,316	10,400,662	773,859	—	—
Transamerica Floating Rate, Class I2	7,511,900	252,051	—	—	(119,890)	7,644,061	880,652	252,051	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2026	Shares as of June 30, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica High Yield Bond, Class I2	$38,328,133	$1,341,429	$(1,023,908)	$27,741	$(775,695)	$37,897,700	4,661,464	$1,341,428	$—
Transamerica International Equity, Class I2	15,336,749	—	(2,737,013)	649,388	1,141,112	14,390,236	512,838	—	—
Transamerica International Focus, Class I2	10,480,159	—	—	—	781,416	11,261,575	1,532,187	—	—
Transamerica International Small Cap Value, Class I2	7,807,527	—	(1,599,378)	312,526	512,726	7,033,401	359,949	—	—
Transamerica International Stock, Class I2	11,286,338	—	(1,636,649)	118,747	891,310	10,659,746	651,176	—	—
Transamerica Janus Mid- Cap Growth VP, Initial Class	109,369	—	—	—	9,770	119,139	3,464	—	—
Transamerica JPMorgan Enhanced Index VP, Initial Class	80,089,601	—	(2,047,816)	760,804	5,389,077	84,191,666	2,674,449	—	—
Transamerica Large Cap Value, Class I2	35,455,622	118,525	(11,959,947)	2,760,596	(392,181)	25,982,615	1,389,445	118,525	—
Transamerica Large Value Active ETF	—	6,725,660	—	—	622,818	7,348,478	267,095	20,719	—
Transamerica Long Credit, Class I2	11,011,246	286,956	—	—	(129,270)	11,168,932	1,198,383	286,956	—
Transamerica Mid Cap Growth, Class I2	143,710	—	—	—	17,923	161,633	16,294	—	—
Transamerica Mid Cap Value Opportunities, Class I2	11,048	—	—	—	389	11,437	1,113	—	—
Transamerica Small Cap Value, Class I2	379,179	—	—	—	106,230	485,409	73,770	—	—
Transamerica Strategic Income, Class I2	9,554,891	293,217	—	—	(142,900)	9,705,208	1,123,288	293,217	—
Transamerica T. Rowe Price Small Cap VP, Initial Class	270,130	—	—	—	56,490	326,620	23,247	—	—
Transamerica WMC US Growth VP, Initial Class	59,220,583	1,692,134	(9,715,760)	1,421,108	3,532,467	56,150,532	1,244,747	—	—
Total	$690,577,286	$19,915,457	$(69,367,314)	$6,741,298	$14,206,485	$662,073,212	55,192,580	$4,876,674	$—

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $15,525,677.
(C)	The shareholder reports for Transamerica Sponsored ETFs can be found at the following location: Mutual fund prospectuses and reports | Transamerica.
(D)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(E)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
PORTFOLIO ABBREVIATION(S):
ASX	Australian Securities Exchange
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Conservative VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Affiliated investments, at value (cost $622,281,366)	$662,073,212
Unaffiliated investments, at value (cost $15,561,282)	15,525,677
Cash	4,232,363
Receivables and other assets:
Shares of beneficial interest sold	81,312
Dividends from affiliated investments	800,605
Interest	266,976
Variation margin receivable on futures contracts	455,715
Prepaid expenses	2,741
Total assets	683,438,601
Liabilities:
Payables and other liabilities:
Investments purchased	800,605
Shares of beneficial interest redeemed	162,595
Investment management fees	58,531
Distribution and service fees	116,020
Transfer agent costs	1,452
Trustee and CCO fees	4,102
Audit and tax fees	13,177
Custody fees	18,437
Legal fees	3,561
Printing and shareholder reports fees	35,194
Other accrued expenses	18,173
Total liabilities	1,231,847
Net assets	$682,206,754
Net assets consist of:
Capital stock ($0.01 par value)	$697,858
Additional paid-in capital	684,483,283
Total distributable earnings (accumulated losses)	(2,974,387)
Net assets	$682,206,754
Net assets by class:
Initial Class	$154,877,331
Service Class	527,329,423
Shares outstanding:
Initial Class	15,644,092
Service Class	54,141,728
Net asset value and offering price per share:
Initial Class	$9.90
Service Class	9.74
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income from affiliated investments	$4,876,674
Interest income from unaffiliated investments	284,812
Total investment income	5,161,486
Expenses:
Investment management fees	336,404
Distribution and service fees:
Service Class	669,921
Transfer agent costs	3,924
Trustee and CCO fees	17,919
Audit and tax fees	14,794
Custody fees	24,292
Legal fees	28,238
Printing and shareholder reports fees	36,963
Other	43,291
Total expenses	1,175,746
Net investment income (loss)	3,985,740
Net realized gain (loss) on:
Affiliated investments	6,741,298
Unaffiliated investments	(4,080)
Futures contracts	2,452,190
Net realized gain (loss)	9,189,408
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	14,206,485
Unaffiliated investments	(40,206)
Futures contracts	940,437
Translation of assets and liabilities denominated in foreign currencies	(1,365)
Net change in unrealized appreciation (depreciation)	15,105,351
Net realized and change in unrealized gain (loss)	24,294,759
Net increase (decrease) in net assets resulting from operations	$28,280,499
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Conservative VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$3,985,740	$25,756,743
Net realized gain (loss)	9,189,408	33,683,756
Net change in unrealized appreciation (depreciation)	15,105,351	13,199,722
Net increase (decrease) in net assets resulting from operations	28,280,499	72,640,221
Dividends and/or distributions to shareholders:
Initial Class	—	(6,227,291)
Service Class	—	(21,448,991)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(27,676,282)
Capital share transactions:
Proceeds from shares sold:
Initial Class	7,068,225	9,940,372
Service Class	2,284,389	4,712,575
	9,352,614	14,652,947
Dividends and/or distributions reinvested:
Initial Class	—	6,227,291
Service Class	—	21,448,991
	—	27,676,282
Cost of shares redeemed:
Initial Class	(15,670,220)	(27,180,375)
Service Class	(56,419,724)	(112,529,158)
	(72,089,944)	(139,709,533)
Net increase (decrease) in net assets resulting from capital share transactions	(62,737,330)	(97,380,304)
Net increase (decrease) in net assets	(34,456,831)	(52,416,365)
Net assets:
Beginning of period/year	716,663,585	769,079,950
End of period/year	$682,206,754	$716,663,585
Capital share transactions - shares:
Shares issued:
Initial Class	733,560	1,078,260
Service Class	238,268	515,430
	971,828	1,593,690
Shares reinvested:
Initial Class	—	679,835
Service Class	—	2,375,304
	—	3,055,139
Shares redeemed:
Initial Class	(1,625,912)	(2,957,932)
Service Class	(5,937,411)	(12,439,244)
	(7,563,323)	(15,397,176)
Net increase (decrease) in shares outstanding:
Initial Class	(892,352)	(1,199,837)
Service Class	(5,699,143)	(9,548,510)
	(6,591,495)	(10,748,347)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$9.49	$8.93	$8.62	$8.24	$11.50	$11.30
Investment operations:
Net investment income (loss)(A)	0.06	0.34	0.31	0.20	0.20	0.50
Net realized and unrealized gain (loss)	0.35	0.60	0.18	0.37	(1.93)	0.16
Total investment operations	0.41	0.94	0.49	0.57	(1.73)	0.66
Dividends and/or distributions to shareholders:
Net investment income	—	(0.38)	(0.18)	(0.19)	(0.58)	(0.28)
Net realized gains	—	—	—	—	(0.95)	(0.18)
Total dividends and/or distributions to shareholders	—	(0.38)	(0.18)	(0.19)	(1.53)	(0.46)
Net asset value, end of period/year	$9.90	$9.49	$8.93	$8.62	$8.24	$11.50
Total return(B)	4.32%(C)	10.63%	5.72%	7.05%	(15.35)%	5.90%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$154,877	$157,007	$158,423	$164,970	$169,834	$227,524
Expenses to average net assets(D)	0.15%(E)	0.17%	0.17%	0.16%	0.15%	0.15%
Net investment income (loss) to average net assets	1.35%(E)	3.71%	3.48%	2.42%	2.06%	4.36%
Portfolio turnover rate	2%(C)	23%	16%	40%	24%	25%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Conservative VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$9.35	$8.80	$8.49	$8.11	$11.34	$11.15
Investment operations:
Net investment income (loss)(A)	0.05	0.31	0.28	0.18	0.17	0.47
Net realized and unrealized gain (loss)	0.34	0.59	0.19	0.37	(1.91)	0.16
Total investment operations	0.39	0.90	0.47	0.55	(1.74)	0.63
Dividends and/or distributions to shareholders:
Net investment income	—	(0.35)	(0.16)	(0.17)	(0.54)	(0.26)
Net realized gains	—	—	—	—	(0.95)	(0.18)
Total dividends and/or distributions to shareholders	—	(0.35)	(0.16)	(0.17)	(1.49)	(0.44)
Net asset value, end of period/year	$9.74	$9.35	$8.80	$8.49	$8.11	$11.34
Total return(B)	4.17%(C)	10.36%	5.52%	6.83%	(15.61)%	5.63%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$527,330	$559,657	$610,657	$688,850	$757,919	$1,039,178
Expenses to average net assets(D)	0.40%(E)	0.42%	0.42%	0.41%	0.40%	0.40%
Net investment income (loss) to average net assets	1.10%(E)	3.44%	3.21%	2.15%	1.80%	4.14%
Portfolio turnover rate	2%(C)	23%	16%	40%	24%	25%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation - Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a broad mix of underlying Transamerica funds that TAM has designated as available for investment by the Portfolio (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page(s) at www.transamerica.com/financial-pro/annuities/prospectus and www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal,
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2026, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2026, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2026.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$739,391	$—	$1,387,533	$—	$—	$2,126,924
Total	$739,391	$—	$1,387,533	$—	$—	$2,126,924

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(1,334,686)	$(131,924)	$(386,636)	$—	$—	$(1,853,246)
Total	$(1,334,686)	$(131,924)	$(386,636)	$—	$—	$(1,853,246)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(2,034,223)	$(96,342)	$4,582,755	$—	$—	$2,452,190
Total	$(2,034,223)	$(96,342)	$4,582,755	$—	$—	$2,452,190

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(324,209)	$(190,910)	$1,455,556	$—	$—	$940,437
Total	$(324,209)	$(190,910)	$1,455,556	$—	$—	$940,437
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2026.
Futures contracts:
Average notional value of contracts — long	$228,785,274
Average notional value of contracts — short	(120,383,699)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Risk management framework risk: The Portfolio is subject to a multi-factor risk management framework that is intended to dynamically adjust asset class exposures under different market conditions. The framework may determine an asset exposure target for the Portfolio in response to individual asset class momentum signals and a portfolio level volatility signal, and result in an increase or decrease in the level of asset exposure such as the level of equities and bonds. The framework is intended to improve the Portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the Portfolio not achieving its stated asset mix goal or may cause the Portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may result in periods of underperformance, may fail to protect against market declines, may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in rising markets, may increase transaction costs at the Portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure in an effort to reduce losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
results, any decisions made in reliance thereon may expose the Portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the Portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Underlying portfolios risk: Because the Portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the Portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the Portfolio invests more of its assets in one underlying portfolio than in another, the Portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the Portfolio’s prospectus identifies certain risks of each underlying portfolio.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.
Tactical asset allocation risk: Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The Portfolio’s tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the Portfolio in order to maintain a long term goal for asset allocation). The
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
sub-adviser’s evaluations and assumptions in selecting underlying portfolios, underlying ETFs or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $5 billion	0.0975%
Over $5 billion up to $10 billion	0.0925
Over $10 billion	0.0875
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.20%	May 1, 2027
Service Class	0.45	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$15,134,705	$—	$69,367,314	$5,987,279
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$637,842,648	$44,132,067	$(4,102,148)	$40,029,919
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Conservative VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Conservative VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Conservative VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Conservative VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation – Conservative VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and above the median for its peer universe. The Trustees noted that they had previously approved a reduction to the Portfolio’s management fee schedule, which took effect on October 1, 2025, and was not fully reflected in the comparative data. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica JPMorgan Diversified Equity Allocation VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica JPMorgan Diversified Equity Allocation VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 95.3%
International Equity Funds - 21.9%
Transamerica BlackRock Real Estate Securities VP, Initial Class (A)	1,119,197	$ 12,747,648
Transamerica Emerging Markets Equity, Class I2 (A)	4,190,152	56,315,637
Transamerica International Equity, Class I2 (A)	2,272,972	63,779,601
Transamerica International Focus, Class I2 (A)	6,472,699	47,574,341
Transamerica International Small Cap Value, Class I2 (A)	1,708,260	33,379,401
Transamerica International Stock, Class I2 (A)	2,976,843	48,730,924
		262,527,552
U.S. Equity Funds - 65.5%
Transamerica Janus Mid-Cap Growth VP, Initial Class (A)	293,655	10,098,782
Transamerica JPMorgan Enhanced Index VP, Initial Class (A)	11,446,427	360,333,513
Transamerica Large Cap Value, Class I2 (A)	7,672,434	143,474,525
Transamerica Mid Cap Growth, Class I2 (A)	1,102,616	10,937,955
Transamerica Mid Cap Value Opportunities, Class I2 (A)	918,594	9,443,144
Transamerica Small Cap Value, Class I2 (A)	1,269,833	8,355,499
Transamerica T. Rowe Price Small Cap VP, Initial Class (A)	524,843	7,374,040
Transamerica WMC US Growth VP, Initial Class (A)	5,166,663	233,068,181
		783,085,639
U.S. Fixed Income Funds - 7.9%
Transamerica Aegon High Yield Bond VP, Initial Class (A)	8,994,345	64,489,454
Transamerica Floating Rate, Class I2 (A)	3,385,214	29,383,657
		93,873,111
Total Investment Companies (Cost $921,136,835)		1,139,486,302

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.3%
U.S. Treasury - 2.3%
U.S. Treasury Notes
4.13%, 01/31/2027 (B)	$ 28,019,900	$ 28,037,376
Total U.S. Government Obligation (Cost $28,102,416)		28,037,376

	Shares	Value
EXCHANGE-TRADED FUND - 1.0%
U.S. Equity Fund - 1.0%
Transamerica Large Value Active ETF (A)(C)	424,627	11,682,593
Total Exchange-Traded Fund (Cost $10,692,439)		11,682,593
Total Investments (Cost $959,931,690)		1,179,206,271
Net Other Assets (Liabilities) - 1.4%		16,998,500
Net Assets - 100.0%		$ 1,196,204,771
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Canadian Government Bonds	320	09/18/2026	$27,275,571	$27,326,071	$50,500	$—
10-Year Japan Government Bonds	97	09/14/2026	76,031,298	76,224,300	193,002	—
CAD Currency	399	09/15/2026	28,745,337	28,185,360	—	(559,977)
E-Mini Russell 2000® Index	229	09/18/2026	33,992,050	34,872,120	880,070	—
Euro-BTP Italy Government Bonds	251	09/08/2026	33,933,527	34,228,694	295,167	—
FTSE 100 Index	130	09/18/2026	18,019,710	18,177,604	157,894	—
Hong Kong Hang Seng Index	199	07/30/2026	29,215,895	28,985,337	—	(230,558)
MSCI EAFE Index	104	09/18/2026	16,324,210	16,355,560	31,350	—
MSCI Emerging Markets Index	691	09/18/2026	59,854,026	60,714,715	860,689	—
S&P Midcap 400® E-Mini Index	81	09/18/2026	31,011,178	31,468,500	457,322	—
S&P/TSX 60 Index	151	09/17/2026	43,746,646	43,773,763	27,117	—
TOPIX Index	41	09/10/2026	9,832,000	10,093,976	261,976	—
U.K. Gilt	331	09/28/2026	38,456,348	39,168,090	711,742	—
Total					$3,926,829	$(790,535)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Diversified Equity Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Australia Treasury Bonds	(1,302)	09/15/2026	$(97,908,676)	$(98,993,866)	$—	$(1,085,190)
10-Year U.S. Treasury Notes	(548)	09/21/2026	(59,851,285)	(60,220,063)	—	(368,778)
30-Year Euro BUXL	(111)	09/08/2026	(13,829,259)	(14,105,876)	—	(276,617)
EURO STOXX 50® Index	(450)	09/18/2026	(32,171,588)	(32,680,642)	—	(509,054)
German Euro Bund	(430)	09/08/2026	(62,010,144)	(62,564,428)	—	(554,284)
S&P 500® E-Mini Index	(51)	09/18/2026	(19,123,916)	(19,248,038)	—	(124,122)
S&P/ASX 200 Index	(223)	09/17/2026	(34,178,492)	(33,874,059)	304,433	—
Total					$304,433	$(2,918,045)
Total Futures Contracts					$4,231,262	$(3,708,580)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,139,486,302	$—	$—	$1,139,486,302
U.S. Government Obligation	—	28,037,376	—	28,037,376
Exchange-Traded Fund	11,682,593	—	—	11,682,593
Total Investments	$1,151,168,895	$28,037,376	$—	$1,179,206,271
Other Financial Instruments
Futures Contracts (E)	$4,231,262	$—	$—	$4,231,262
Total Other Financial Instruments	$4,231,262	$—	$—	$4,231,262
LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(3,708,580)	$—	$—	$(3,708,580)
Total Other Financial Instruments	$(3,708,580)	$—	$—	$(3,708,580)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust, and/or affiliated investment within Transamerica Sponsored ETFs. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2026	Shares as of June 30, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon High Yield Bond VP, Initial Class	$63,410,133	$—	$—	$—	$1,079,321	$64,489,454	8,994,345	$—	$—
Transamerica BlackRock Real Estate Securities VP, Initial Class	11,606,068	—	—	—	1,141,580	12,747,648	1,119,197	—	—
Transamerica Emerging Markets Equity, Class I2	52,787,177	—	(9,083,750)	3,141,377	9,470,833	56,315,637	4,190,152	—	—
Transamerica Floating Rate, Class I2	28,875,633	968,881	—	—	(460,857)	29,383,657	3,385,214	968,881	—
Transamerica International Equity, Class I2	62,293,711	—	(5,782,209)	1,526,109	5,741,990	63,779,601	2,272,972	—	—
Transamerica International Focus, Class I2	44,273,265	—	—	—	3,301,076	47,574,341	6,472,699	—	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Diversified Equity Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2026	Shares as of June 30, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica International Small Cap Value, Class I2	$32,795,702	$—	$(2,891,105)	$224,916	$3,249,888	$33,379,401	1,708,260	$—	$—
Transamerica International Stock, Class I2	47,327,562	—	(2,891,105)	145,676	4,148,791	48,730,924	2,976,843	—	—
Transamerica Janus Mid- Cap Growth VP, Initial Class	9,270,675	—	—	—	828,107	10,098,782	293,655	—	—
Transamerica JPMorgan Enhanced Index VP, Initial Class	345,903,940	—	(10,676,428)	1,676,184	23,429,817	360,333,513	11,446,427	—	—
Transamerica Large Cap Value, Class I2	151,416,494	577,441	(20,297,804)	5,301,577	6,476,817	143,474,525	7,672,434	577,441	—
Transamerica Large Value Active ETF	—	10,692,439	—	—	990,154	11,682,593	424,627	32,937	—
Transamerica Mid Cap Growth, Class I2	9,725,077	—	—	—	1,212,878	10,937,955	1,102,616	—	—
Transamerica Mid Cap Value Opportunities, Class I2	9,121,637	—	—	—	321,507	9,443,144	918,594	—	—
Transamerica Small Cap Value, Class I2	6,526,940	—	—	—	1,828,559	8,355,499	1,269,833	—	—
Transamerica T. Rowe Price Small Cap VP, Initial Class	6,098,672	—	—	—	1,275,368	7,374,040	524,843	—	—
Transamerica WMC US Growth VP, Initial Class	218,974,704	14,593,515	(19,041,227)	5,936,371	12,604,818	233,068,181	5,166,663	—	—
Total	$1,100,407,390	$26,832,276	$(70,663,628)	$17,952,210	$76,640,647	$1,151,168,895	59,939,374	$1,579,259	$—

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $28,037,376.
(C)	The shareholder reports for Transamerica Sponsored ETFs can be found at the following location: Mutual fund prospectuses and reports | Transamerica.
(D)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(E)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
PORTFOLIO ABBREVIATION(S):
ASX	Australian Securities Exchange
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Diversified Equity Allocation VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Affiliated investments, at value (cost $931,829,274)	$1,151,168,895
Unaffiliated investments, at value (cost $28,102,416)	28,037,376
Cash	16,846,152
Receivables and other assets:
Shares of beneficial interest sold	172
Dividends from affiliated investments	173,090
Interest	482,124
Variation margin receivable on futures contracts	901,914
Prepaid expenses	4,563
Total assets	1,197,614,286
Liabilities:
Payables and other liabilities:
Investments purchased	173,090
Shares of beneficial interest redeemed	953,011
Investment management fees	101,981
Distribution and service fees	69,801
Transfer agent costs	2,207
Trustee and CCO fees	5,680
Audit and tax fees	14,841
Custody fees	24,953
Legal fees	899
Printing and shareholder reports fees	44,011
Other accrued expenses	19,041
Total liabilities	1,409,515
Net assets	$1,196,204,771
Net assets consist of:
Capital stock ($0.01 par value)	$816,177
Additional paid-in capital	797,754,147
Total distributable earnings (accumulated losses)	397,634,447
Net assets	$1,196,204,771
Net assets by class:
Initial Class	$877,032,664
Service Class	319,172,107
Shares outstanding:
Initial Class	59,528,418
Service Class	22,089,301
Net asset value and offering price per share:
Initial Class	$14.73
Service Class	14.45
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income from affiliated investments	$1,579,259
Interest income from unaffiliated investments	501,975
Total investment income	2,081,234
Expenses:
Investment management fees	558,412
Distribution and service fees:
Service Class	384,355
Transfer agent costs	6,277
Trustee and CCO fees	28,686
Audit and tax fees	17,060
Custody fees	33,370
Legal fees	41,530
Printing and shareholder reports fees	50,430
Filing fees	7,790
Other	55,685
Total expenses	1,183,595
Net investment income (loss)	897,639
Net realized gain (loss) on:
Affiliated investments	17,952,210
Unaffiliated investments	(835)
Futures contracts	14,772,795
Net realized gain (loss)	32,724,170
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	76,640,647
Unaffiliated investments	(69,620)
Futures contracts	1,526,540
Translation of assets and liabilities denominated in foreign currencies	(21,918)
Net change in unrealized appreciation (depreciation)	78,075,649
Net realized and change in unrealized gain (loss)	110,799,819
Net increase (decrease) in net assets resulting from operations	$111,697,458
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Diversified Equity Allocation VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$897,639	$22,247,968
Net realized gain (loss)	32,724,170	118,333,911
Net change in unrealized appreciation (depreciation)	78,075,649	50,735,485
Net increase (decrease) in net assets resulting from operations	111,697,458	191,317,364
Dividends and/or distributions to shareholders:
Initial Class	—	(33,296,899)
Service Class	—	(12,007,741)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(45,304,640)
Capital share transactions:
Proceeds from shares sold:
Initial Class	4,830,107	12,075,545
Service Class	2,244,604	8,015,940
	7,074,711	20,091,485
Dividends and/or distributions reinvested:
Initial Class	—	33,296,899
Service Class	—	12,007,741
	—	45,304,640
Cost of shares redeemed:
Initial Class	(39,734,825)	(78,900,630)
Service Class	(19,571,072)	(48,132,246)
	(59,305,897)	(127,032,876)
Net increase (decrease) in net assets resulting from capital share transactions	(52,231,186)	(61,636,751)
Net increase (decrease) in net assets	59,466,272	84,375,973
Net assets:
Beginning of period/year	1,136,738,499	1,052,362,526
End of period/year	$1,196,204,771	$1,136,738,499
Capital share transactions - shares:
Shares issued:
Initial Class	348,049	965,805
Service Class	163,072	653,500
	511,121	1,619,305
Shares reinvested:
Initial Class	—	2,628,011
Service Class	—	964,477
	—	3,592,488
Shares redeemed:
Initial Class	(2,863,211)	(6,384,063)
Service Class	(1,432,742)	(3,978,141)
	(4,295,953)	(10,362,204)
Net increase (decrease) in shares outstanding:
Initial Class	(2,515,162)	(2,790,247)
Service Class	(1,269,670)	(2,360,164)
	(3,784,832)	(5,150,411)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Diversified Equity Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$13.38	$11.68	$10.36	$8.88	$15.70	$14.19
Investment operations:
Net investment income (loss)(A)	0.02	0.27	0.17	0.15	0.19	0.73
Net realized and unrealized gain (loss)	1.33	1.98	1.53	1.64	(3.59)	2.03
Total investment operations	1.35	2.25	1.70	1.79	(3.40)	2.76
Dividends and/or distributions to shareholders:
Net investment income	—	(0.19)	(0.16)	(0.17)	(0.79)	(0.27)
Net realized gains	—	(0.36)	(0.22)	(0.14)	(2.63)	(0.98)
Total dividends and/or distributions to shareholders	—	(0.55)	(0.38)	(0.31)	(3.42)	(1.25)
Net asset value, end of period/year	$14.73	$13.38	$11.68	$10.36	$8.88	$15.70
Total return(B)	10.09%(C)	19.45%	16.37%	20.34%	(22.57)%	19.64%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$877,033	$829,919	$757,180	$704,377	$624,660	$862,525
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.14%(E)	0.16%	0.16%	0.17%	0.15%	0.15%
Including waiver and/or reimbursement and recapture	0.14%(E)	0.16%	0.16%	0.17%(F)	0.15%	0.15%
Net investment income (loss) to average net assets	0.22%(E)	2.14%	1.52%	1.52%	1.64%	4.68%
Portfolio turnover rate	2%(C)	17%	23%	45%	13%	22%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Diversified Equity Allocation VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$13.13	$11.48	$10.19	$8.74	$15.50	$14.03
Investment operations:
Net investment income (loss)(A)	—	0.23	0.14	0.12	0.16	0.69
Net realized and unrealized gain (loss)	1.32	1.94	1.50	1.61	(3.55)	2.00
Total investment operations	1.32	2.17	1.64	1.73	(3.39)	2.69
Dividends and/or distributions to shareholders:
Net investment income	—	(0.16)	(0.13)	(0.14)	(0.74)	(0.24)
Net realized gains	—	(0.36)	(0.22)	(0.14)	(2.63)	(0.98)
Total dividends and/or distributions to shareholders	—	(0.52)	(0.35)	(0.28)	(3.37)	(1.22)
Net asset value, end of period/year	$14.45	$13.13	$11.48	$10.19	$8.74	$15.50
Total return(B)	10.05%(C)	19.06%	16.10%	20.00%	(22.74)%	19.35%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$319,172	$306,819	$295,183	$277,934	$250,328	$353,737
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.39%(E)	0.41%	0.41%	0.42%	0.40%	0.40%
Including waiver and/or reimbursement and recapture	0.39%(E)	0.41%	0.41%	0.42%(F)	0.40%	0.40%
Net investment income (loss) to average net assets	(0.03)%(E)	1.87%	1.26%	1.27%	1.38%	4.49%
Portfolio turnover rate	2%(C)	17%	23%	45%	13%	22%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Diversified Equity Allocation VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Diversified Equity Allocation VP (the "Portfolio") is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a broad mix of underlying Transamerica funds that TAM has designated as available for investment by the Portfolio (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page(s) at www.transamerica.com/financial-pro/annuities/prospectus and www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal,
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Diversified Equity Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Diversified Equity Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Diversified Equity Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2026, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Diversified Equity Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2026, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2026.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$1,250,411	$—	$2,980,851	$—	$—	$4,231,262
Total	$1,250,411	$—	$2,980,851	$—	$—	$4,231,262

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(2,284,869)	$(559,977)	$(863,734)	$—	$—	$(3,708,580)
Total	$(2,284,869)	$(559,977)	$(863,734)	$—	$—	$(3,708,580)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Diversified Equity Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(3,234,304)	$(420,167)	$18,427,266	$—	$—	$14,772,795
Total	$(3,234,304)	$(420,167)	$18,427,266	$—	$—	$14,772,795

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(881,195)	$(795,293)	$3,203,028	$—	$—	$1,526,540
Total	$(881,195)	$(795,293)	$3,203,028	$—	$—	$1,526,540
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2026.
Futures contracts:
Average notional value of contracts — long	$406,288,525
Average notional value of contracts — short	(227,304,871)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Diversified Equity Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Underlying portfolios risk: Because the Portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the Portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Diversified Equity Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the Portfolio invests more of its assets in one underlying portfolio than in another, the Portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the Portfolio’s prospectus identifies certain risks of each underlying portfolio.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.
Tactical asset allocation risk: Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The Portfolio’s tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the Portfolio in order to maintain a long term goal for asset allocation). The sub-adviser’s evaluations and assumptions in selecting underlying portfolios, underlying ETFs or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Diversified Equity Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $5 billion	0.0975%
Over $5 billion up to $10 billion	0.0925
Over $10 billion	0.0875
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.20%	May 1, 2027
Service Class	0.45	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Diversified Equity Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
8. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$25,285,955	$—	$70,663,628	$5,410,781
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$959,931,690	$225,216,822	$(5,419,559)	$219,797,263
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Diversified Equity Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
10. OPERATING SEGMENTS (continued)
information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Diversified Equity Allocation VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Diversified Equity Allocation VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Diversified Equity Allocation VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Diversified Equity Allocation VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Diversified Equity Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Diversified Equity Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3- and 10-year periods and below the median for its peer universe for the past 5-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees noted that they had previously approved a reduction to the Portfolio’s management fee schedule, which took effect on October 1, 2025, and was not fully reflected in the comparative data. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Diversified Equity Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica JPMorgan Asset Allocation - Moderate Growth VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 93.4%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust (A)(B)(C)(D)	11,961	$ 16,249
International Equity Funds - 17.4%
Transamerica BlackRock Real Estate Securities VP, Initial Class (B)	2,300,643	26,204,328
Transamerica Emerging Markets Equity, Class I2 (B)	7,596,670	102,099,247
Transamerica International Equity, Class I2 (B)	4,668,847	131,007,856
Transamerica International Focus, Class I2 (B)	14,618,152	107,443,415
Transamerica International Small Cap Value, Class I2 (B)	3,420,483	66,836,242
Transamerica International Stock, Class I2 (B)	6,477,471	106,036,196
		539,627,284
U.S. Equity Funds - 48.3%
Transamerica Janus Mid-Cap Growth VP, Initial Class (B)	650,326	22,364,716
Transamerica JPMorgan Enhanced Index VP, Initial Class (B)	23,008,040	724,293,116
Transamerica Large Cap Value, Class I2 (B)	13,639,908	255,066,277
Transamerica Mid Cap Growth, Class I2 (B)	2,422,123	24,027,457
Transamerica Mid Cap Value Opportunities, Class I2 (B)	2,016,740	20,732,087
Transamerica Small Cap Value, Class I2 (B)	2,052,943	13,508,368
Transamerica T. Rowe Price Small Cap VP, Initial Class (B)	874,151	12,281,819
Transamerica WMC US Growth VP, Initial Class (B)	9,494,716	428,306,632
		1,500,580,472
U.S. Fixed Income Funds - 27.7%
Transamerica Aegon Bond VP, Initial Class (B)	31,443,688	301,544,973
Transamerica Aegon Core Bond VP, Initial Class (B)	25,826,614	285,125,816
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Core Bond, Class I2 (B)	1,457,620	$ 12,477,227
Transamerica Floating Rate, Class I2 (B)	3,815,787	33,121,031
Transamerica High Yield Bond, Class I2 (B)	20,741,158	168,625,610
Transamerica Long Credit, Class I2 (B)	1,851,237	17,253,532
Transamerica Strategic Income, Class I2 (B)	4,666,761	40,320,812
		858,469,001
Total Investment Companies (Cost $2,527,192,543)		2,898,693,006

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.5%
U.S. Treasury - 2.5%
U.S. Treasury Notes
4.13%, 01/31/2027 (E)	$ 76,145,500	76,192,992
Total U.S. Government Obligation (Cost $76,361,356)		76,192,992

	Shares	Value
EXCHANGE-TRADED FUNDS - 2.0%
U.S. Equity Fund - 1.0%
Transamerica Large Value Active ETF (B)(F)	1,162,033	31,970,549
U.S. Fixed Income Fund - 1.0%
Transamerica Bond Active ETF (B)(F)	1,174,656	29,319,766
Total Exchange-Traded Funds (Cost $58,483,446)		61,290,315
Total Investments (Cost $2,662,037,345)		3,036,176,313
Net Other Assets (Liabilities) - 2.1%		66,308,597
Net Assets - 100.0%		$ 3,102,484,910
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Canadian Government Bonds	834	09/18/2026	$71,086,957	$71,218,572	$131,615	$—
10-Year Japan Government Bonds	253	09/14/2026	198,308,565	198,811,833	503,268	—
CAD Currency	853	09/15/2026	61,453,065	60,255,920	—	(1,197,145)
E-Mini Russell 2000® Index	642	09/18/2026	95,296,870	97,763,760	2,466,890	—
Euro-BTP Italy Government Bonds	703	09/08/2026	95,040,913	95,867,616	826,703	—
FTSE 100 Index	337	09/18/2026	46,712,954	47,121,942	408,988	—
Hong Kong Hang Seng Index	520	07/30/2026	76,343,050	75,740,579	—	(602,471)
MSCI EAFE Index	246	09/18/2026	38,530,460	38,687,190	156,730	—
MSCI Emerging Markets Index	1,274	09/18/2026	109,996,485	111,940,010	1,943,525	—
S&P 500® E-Mini Index	248	09/18/2026	93,182,576	93,598,300	415,724	—
S&P Midcap 400® E-Mini Index	113	09/18/2026	43,262,931	43,900,500	637,569	—
S&P/TSX 60 Index	339	09/17/2026	98,212,757	98,273,548	60,791	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
FUTURES CONTRACTS (continued):

Long Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
TOPIX Index	108	09/10/2026	$25,898,926	$26,589,010	$690,084	$—
U.K. Gilt	862	09/28/2026	100,132,104	102,002,701	1,870,597	—
Total					$10,112,484	$(1,799,616)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Australia Treasury Bonds	(3,390)	09/15/2026	$(254,890,429)	$(257,749,007)	$—	$(2,858,578)
10-Year U.S. Treasury Notes	(1,426)	09/21/2026	(155,739,268)	(156,704,031)	—	(964,763)
30-Year Euro BUXL	(309)	09/08/2026	(38,497,666)	(39,267,708)	—	(770,042)
EURO STOXX 50® Index	(1,117)	09/18/2026	(79,857,031)	(81,120,616)	—	(1,263,585)
German Euro Bund	(1,121)	09/08/2026	(161,656,650)	(163,104,010)	—	(1,447,360)
S&P/ASX 200 Index	(580)	09/17/2026	(88,891,371)	(88,102,933)	788,438	—
Total					$788,438	$(7,304,328)
Total Futures Contracts					$10,900,922	$(9,103,944)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$2,898,676,757	$—	$—	$2,898,676,757
U.S. Government Obligation	—	76,192,992	—	76,192,992
Exchange-Traded Funds	61,290,315	—	—	61,290,315
Total	$2,959,967,072	$76,192,992	$—	$3,036,160,064
Investment Companies Measured at Net Asset Value (C)				16,249
Total Investments				$3,036,176,313
Other Financial Instruments
Futures Contracts (H)	$10,900,922	$—	$—	$10,900,922
Total Other Financial Instruments	$10,900,922	$—	$—	$10,900,922
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(9,103,944)	$—	$—	$(9,103,944)
Total Other Financial Instruments	$(9,103,944)	$—	$—	$(9,103,944)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(B)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust, and/or affiliated investment within Transamerica Sponsored ETFs. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2026	Shares as of June 30, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP, Initial Class	$335,517,076	$—	$(36,616,515)	$279,348	$2,365,064	$301,544,973	31,443,688	$—	$—
Transamerica Aegon Core Bond VP, Initial Class	283,059,687	—	—	—	2,066,129	285,125,816	25,826,614	—	—
Transamerica BlackRock Real Estate Securities VP, Initial Class	23,857,672	—	—	—	2,346,656	26,204,328	2,300,643	—	—
Transamerica Bond Active ETF	—	29,222,548	—	—	97,218	29,319,766	1,174,656	327,177	—
Transamerica Core Bond, Class I2	27,679,707	448,240	(15,234,857)	(228,408)	(187,455)	12,477,227	1,457,620	448,240	—
Transamerica Emerging Markets Equity, Class I2	106,303,135	—	(29,251,000)	10,792,846	14,254,266	102,099,247	7,596,670	—	—
Transamerica Floating Rate, Class I2	32,548,391	1,092,115	—	—	(519,475)	33,121,031	3,815,787	1,092,115	—
Transamerica Global Allocation Liquidating Trust	15,130	—	—	—	1,119	16,249	11,961	—	—
Transamerica High Yield Bond, Class I2	166,012,421	5,847,417	—	—	(3,234,228)	168,625,610	20,741,158	5,847,417	—
Transamerica International Equity, Class I2	132,757,487	—	(16,700,611)	6,527,085	8,423,895	131,007,856	4,668,847	—	—
Transamerica International Focus, Class I2	99,988,158	—	—	—	7,455,257	107,443,415	14,618,152	—	—
Transamerica International Small Cap Value, Class I2	67,475,104	—	(7,532,299)	439,559	6,453,878	66,836,242	3,420,483	—	—
Transamerica International Stock, Class I2	107,143,159	—	(10,483,533)	421,307	8,955,263	106,036,196	6,477,471	—	—
Transamerica Janus Mid- Cap Growth VP, Initial Class	20,530,797	—	—	—	1,833,919	22,364,716	650,326	—	—
Transamerica JPMorgan Enhanced Index VP, Initial Class	757,129,790	—	(88,293,311)	10,268,933	45,187,704	724,293,116	23,008,040	—	—
Transamerica Large Cap Value, Class I2	292,337,975	1,065,701	(59,592,820)	16,133,861	5,121,560	255,066,277	13,639,908	1,065,701	—
Transamerica Large Value Active ETF	—	29,260,898	—	—	2,709,651	31,970,549	1,162,033	90,139	—
Transamerica Long Credit, Class I2	17,009,942	443,284	—	—	(199,694)	17,253,532	1,851,237	443,284	—
Transamerica Mid Cap Growth, Class I2	21,363,122	—	—	—	2,664,335	24,027,457	2,422,123	—	—
Transamerica Mid Cap Value Opportunities, Class I2	20,026,228	—	—	—	705,859	20,732,087	2,016,740	—	—
Transamerica Small Cap Value, Class I2	10,552,130	—	—	—	2,956,238	13,508,368	2,052,943	—	—
Transamerica Strategic Income, Class I2	39,696,311	1,218,187	—	—	(593,686)	40,320,812	4,666,761	1,218,187	—
Transamerica T. Rowe Price Small Cap VP, Initial Class	10,157,632	—	—	—	2,124,187	12,281,819	874,151	—	—
Transamerica WMC US Growth VP, Initial Class	430,699,350	18,589,006	(57,795,956)	18,621,391	18,192,841	428,306,632	9,494,716	—	—
Total	$3,001,860,404	$87,187,396	$(321,500,902)	$63,255,922	$129,180,501	$2,959,983,321	185,392,728	$10,532,260	$—
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At June 30, 2026, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$123,058	$16,249	0.0%*

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $76,192,992.
(F)	The shareholder reports for Transamerica Sponsored ETFs can be found at the following location: Mutual fund prospectuses and reports | Transamerica.
(G)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
PORTFOLIO ABBREVIATION(S):
ASX	Australian Securities Exchange
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Affiliated investments, at value (cost $2,585,675,989)	$2,959,983,321
Unaffiliated investments, at value (cost $76,361,356)	76,192,992
Cash	64,629,571
Receivables and other assets:
Shares of beneficial interest sold	251,223
Dividends from affiliated investments	1,553,723
Interest	1,310,197
Variation margin receivable on futures contracts	2,286,174
Prepaid expenses	12,115
Total assets	3,106,219,316
Liabilities:
Payables and other liabilities:
Investments purchased	1,553,723
Shares of beneficial interest redeemed	1,147,057
Investment management fees	265,941
Distribution and service fees	491,469
Transfer agent costs	6,295
Trustee and CCO fees	17,071
Audit and tax fees	25,445
Custody fees	63,126
Legal fees	14,306
Printing and shareholder reports fees	106,598
Other accrued expenses	43,375
Total liabilities	3,734,406
Net assets	$3,102,484,910
Net assets consist of:
Capital stock ($0.01 par value)	$2,406,722
Additional paid-in capital	2,356,777,950
Total distributable earnings (accumulated losses)	743,300,238
Net assets	$3,102,484,910
Net assets by class:
Initial Class	$870,282,062
Service Class	2,232,202,848
Shares outstanding:
Initial Class	66,344,594
Service Class	174,327,592
Net asset value and offering price per share:
Initial Class	$13.12
Service Class	12.80
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income from affiliated investments	$10,532,260
Interest income from unaffiliated investments	1,391,753
Total investment income	11,924,013
Expenses:
Investment management fees	1,498,991
Distribution and service fees:
Service Class	2,787,180
Transfer agent costs	17,266
Trustee and CCO fees	78,549
Audit and tax fees	30,053
Custody fees	79,424
Legal fees	121,531
Printing and shareholder reports fees	114,383
Other	173,397
Total expenses	4,900,774
Net investment income (loss)	7,023,239
Net realized gain (loss) on:
Affiliated investments	63,255,922
Unaffiliated investments	(24,373)
Futures contracts	24,265,813
Net realized gain (loss)	87,497,362
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	129,180,501
Unaffiliated investments	(180,299)
Futures contracts	4,387,517
Translation of assets and liabilities denominated in foreign currencies	(54,700)
Net change in unrealized appreciation (depreciation)	133,333,019
Net realized and change in unrealized gain (loss)	220,830,381
Net increase (decrease) in net assets resulting from operations	$227,853,620
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$7,023,239	$86,280,711
Net realized gain (loss)	87,497,362	237,462,602
Net change in unrealized appreciation (depreciation)	133,333,019	57,888,490
Net increase (decrease) in net assets resulting from operations	227,853,620	381,631,803
Dividends and/or distributions to shareholders:
Initial Class	—	(22,256,449)
Service Class	—	(57,421,951)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(79,678,400)
Capital share transactions:
Proceeds from shares sold:
Initial Class	5,558,187	11,323,329
Service Class	2,256,356	2,762,975
	7,814,543	14,086,304
Dividends and/or distributions reinvested:
Initial Class	—	22,256,449
Service Class	—	57,421,951
	—	79,678,400
Cost of shares redeemed:
Initial Class	(46,353,187)	(89,695,590)
Service Class	(226,701,076)	(453,823,647)
	(273,054,263)	(543,519,237)
Net increase (decrease) in net assets resulting from capital share transactions	(265,239,720)	(449,754,533)
Net increase (decrease) in net assets	(37,386,100)	(147,801,130)
Net assets:
Beginning of period/year	3,139,871,010	3,287,672,140
End of period/year	$3,102,484,910	$3,139,871,010
Capital share transactions - shares:
Shares issued:
Initial Class	443,704	992,726
Service Class	187,753	245,667
	631,457	1,238,393
Shares reinvested:
Initial Class	—	1,912,066
Service Class	—	5,045,866
	—	6,957,932
Shares redeemed:
Initial Class	(3,686,852)	(7,831,855)
Service Class	(18,475,317)	(40,465,768)
	(22,162,169)	(48,297,623)
Net increase (decrease) in shares outstanding:
Initial Class	(3,243,148)	(4,927,063)
Service Class	(18,287,564)	(35,174,235)
	(21,530,712)	(40,101,298)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

FINANCIAL HIGHLIGHTS
For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$12.18	$11.06	$10.08	$9.59	$14.47	$13.30
Investment operations:
Net investment income (loss)(A)	0.04	0.34	0.26	0.17	0.22	0.61
Net realized and unrealized gain (loss)	0.90	1.10	0.85	0.96	(2.68)	1.23
Total investment operations	0.94	1.44	1.11	1.13	(2.46)	1.84
Dividends and/or distributions to shareholders:
Net investment income	—	(0.32)	(0.13)	(0.20)	(0.68)	(0.31)
Net realized gains	—	—	—	(0.44)	(1.74)	(0.36)
Total dividends and/or distributions to shareholders	—	(0.32)	(0.13)	(0.64)	(2.42)	(0.67)
Net asset value, end of period/year	$13.12	$12.18	$11.06	$10.08	$9.59	$14.47
Total return(B)	7.72%(C)	13.13%	11.05%	12.21%	(17.35)%	13.95%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$870,282	$847,409	$824,238	$818,927	$796,606	$1,048,517
Expenses to average net assets(D)	0.14%(E)	0.15%	0.16%	0.16%	0.15%	0.15%
Net investment income (loss) to average net assets	0.64%(E)	2.94%	2.40%	1.73%	1.91%	4.26%
Portfolio turnover rate	3%(C)	23%	18%	36%	10%	21%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$11.90	$10.81	$9.86	$9.39	$14.21	$13.07
Investment operations:
Net investment income (loss)(A)	0.02	0.30	0.22	0.14	0.19	0.57
Net realized and unrealized gain (loss)	0.88	1.08	0.83	0.94	(2.63)	1.21
Total investment operations	0.90	1.38	1.05	1.08	(2.44)	1.78
Dividends and/or distributions to shareholders:
Net investment income	—	(0.29)	(0.10)	(0.17)	(0.64)	(0.28)
Net realized gains	—	—	—	(0.44)	(1.74)	(0.36)
Total dividends and/or distributions to shareholders	—	(0.29)	(0.10)	(0.61)	(2.38)	(0.64)
Net asset value, end of period/year	$12.80	$11.90	$10.81	$9.86	$9.39	$14.21
Total return(B)	7.56%(C)	12.84%	10.70%	11.93%	(17.53)%	13.70%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,232,203	$2,292,462	$2,463,434	$2,662,878	$2,779,623	$3,834,114
Expenses to average net assets(D)	0.39%(E)	0.41%	0.41%	0.41%	0.40%	0.40%
Net investment income (loss) to average net assets	0.39%(E)	2.65%	2.12%	1.46%	1.64%	4.05%
Portfolio turnover rate	3%(C)	23%	18%	36%	10%	21%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation - Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a broad mix of underlying Transamerica funds that TAM has designated as available for investment by the Portfolio (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page(s) at www.transamerica.com/financial-pro/annuities/prospectus and www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal,
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption,
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at June 30, 2026, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2026, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2026, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2026.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$3,332,183	$—	$7,568,739	$—	$—	$10,900,922
Total	$3,332,183	$—	$7,568,739	$—	$—	$10,900,922
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(6,040,743)	$(1,197,145)	$(1,866,056)	$—	$—	$(9,103,944)
Total	$(6,040,743)	$(1,197,145)	$(1,866,056)	$—	$—	$(9,103,944)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(9,127,924)	$(904,319)	$34,298,056	$—	$—	$24,265,813
Total	$(9,127,924)	$(904,319)	$34,298,056	$—	$—	$24,265,813

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(1,580,567)	$(1,702,346)	$7,670,430	$—	$—	$4,387,517
Total	$(1,580,567)	$(1,702,346)	$7,670,430	$—	$—	$4,387,517
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2026.
Futures contracts:
Average notional value of contracts — long	$1,094,064,580
Average notional value of contracts — short	(552,671,588)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK FACTORS (continued)
assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Risk management framework risk: The Portfolio is subject to a multi-factor risk management framework that is intended to dynamically adjust asset class exposures under different market conditions. The framework may determine an asset exposure target for the Portfolio in response to individual asset class momentum signals and a portfolio level volatility signal, and result in an increase or decrease in the level of asset exposure such as the level of equities and bonds. The framework is intended to improve the Portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the Portfolio not achieving its stated asset mix goal or may cause the Portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may result in periods of underperformance, may fail to protect against market declines, may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in rising markets, may increase transaction costs at the Portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure in an effort to reduce losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the Portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the Portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Underlying portfolios risk: Because the Portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the Portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the Portfolio invests more of its assets in one underlying portfolio than in another, the Portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the Portfolio’s prospectus identifies certain risks of each underlying portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK FACTORS (continued)
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.
Tactical asset allocation risk: Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The Portfolio’s tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the Portfolio in order to maintain a long term goal for asset allocation). The sub-adviser’s evaluations and assumptions in selecting underlying portfolios, underlying ETFs or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $5 billion	0.0975%
Over $5 billion up to $10 billion	0.0925
Over $10 billion	0.0875
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.20%	May 1, 2027
Service Class	0.45	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
9. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$77,072,451	$—	$321,500,901	$19,954,434
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$2,662,037,345	$388,686,989	$(12,751,043)	$375,935,946
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
11. OPERATING SEGMENTS (continued)
information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation – Moderate Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees noted that they had previously approved a reduction to the Portfolio’s management fee schedule, which took effect on October 1, 2025, and was not fully reflected in the comparative data. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica JPMorgan Asset Allocation - Moderate VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica JPMorgan Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 93.9%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust (A)(B)(C)(D)	6,235	$ 8,471
International Equity Funds - 12.5%
Transamerica BlackRock Real Estate Securities VP, Initial Class (B)	2,300,713	26,205,124
Transamerica Emerging Markets Equity, Class I2 (B)	7,517,046	101,029,103
Transamerica International Equity, Class I2 (B)	4,995,892	140,184,734
Transamerica International Focus, Class I2 (B)	14,798,581	108,769,566
Transamerica International Small Cap Value, Class I2 (B)	3,757,828	73,427,948
Transamerica International Stock, Class I2 (B)	6,397,072	104,720,072
		554,336,547
U.S. Equity Funds - 34.2%
Transamerica Janus Mid-Cap Growth VP, Initial Class (B)	478,192	16,445,037
Transamerica JPMorgan Enhanced Index VP, Initial Class (B)	24,063,429	757,516,749
Transamerica Large Cap Value, Class I2 (B)	13,375,456	250,121,031
Transamerica Mid Cap Growth, Class I2 (B)	74,416	738,211
Transamerica Mid Cap Value Opportunities, Class I2 (B)	1,508,632	15,508,737
Transamerica Small Cap Value, Class I2 (B)	39,093	257,228
Transamerica T. Rowe Price Small Cap VP, Initial Class (B)	63,347	890,019
Transamerica WMC US Growth VP, Initial Class (B)	10,629,805	479,510,507
		1,520,987,519
U.S. Fixed Income Funds - 47.2%
Transamerica Aegon Bond VP, Initial Class (B)	79,135,684	758,911,209
Transamerica Aegon Core Bond VP, Initial Class (B)	48,292,521	533,149,430
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Core Bond, Class I2 (B)	47,261,207	$ 404,555,932
Transamerica Floating Rate, Class I2 (B)	5,611,510	48,707,907
Transamerica High Yield Bond, Class I2 (B)	30,505,946	248,013,336
Transamerica Long Credit, Class I2 (B)	5,198,367	48,448,784
Transamerica Strategic Income, Class I2 (B)	6,895,141	59,574,018
		2,101,360,616
Total Investment Companies (Cost $3,764,932,411)		4,176,693,153

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.4%
U.S. Treasury - 2.4%
U.S. Treasury Notes
4.13%, 01/31/2027 (E)	$ 106,064,000	106,130,152
Total U.S. Government Obligation (Cost $106,365,598)		106,130,152

	Shares	Value
EXCHANGE-TRADED FUNDS - 2.0%
U.S. Equity Fund - 1.0%
Transamerica Large Value Active ETF (B)(F)	1,710,473	47,059,560
U.S. Fixed Income Fund - 1.0%
Transamerica Bond Active ETF (B)(F)	1,729,044	43,157,457
Total Exchange-Traded Funds (Cost $86,085,401)		90,217,017
Total Investments (Cost $3,957,383,410)		4,373,040,322
Net Other Assets (Liabilities) - 1.7%		75,732,395
Net Assets - 100.0%		$ 4,448,772,717
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Canadian Government Bonds	1,199	09/18/2026	$102,198,147	$102,387,372	$189,225	$—
10-Year Japan Government Bonds	364	09/14/2026	285,313,544	286,037,578	724,034	—
CAD Currency	939	09/15/2026	67,648,801	66,330,960	—	(1,317,841)
E-Mini Russell 2000® Index	1,252	09/18/2026	185,842,884	190,654,560	4,811,676	—
Euro-BTP Italy Government Bonds	1,029	09/08/2026	139,113,940	140,324,007	1,210,067	—
FTSE 100 Index	484	09/18/2026	67,089,237	67,676,617	587,380	—
Hong Kong Hang Seng Index	747	07/30/2026	109,669,723	108,804,255	—	(865,468)
MSCI EAFE Index	419	09/18/2026	65,621,830	65,894,035	272,205	—
MSCI Emerging Markets Index	1,326	09/18/2026	114,486,137	116,508,990	2,022,853	—
S&P 500® E-Mini Index	223	09/18/2026	83,865,394	84,162,987	297,593	—
S&P Midcap 400® E-Mini Index	202	09/18/2026	77,335,550	78,477,000	1,141,450	—
S&P/TSX 60 Index	412	09/17/2026	119,361,859	119,435,699	73,840	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
FUTURES CONTRACTS (continued):

Long Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
TOPIX Index	154	09/10/2026	$36,929,949	$37,913,958	$984,009	$—
U.K. Gilt	1,239	09/28/2026	143,924,127	146,614,091	2,689,964	—
Total					$15,004,296	$(2,183,309)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Australia Treasury Bonds	(4,873)	09/15/2026	$(366,400,840)	$(370,504,694)	$—	$(4,103,854)
10-Year U.S. Treasury Notes	(2,044)	09/21/2026	(223,230,564)	(224,616,438)	—	(1,385,874)
30-Year Euro BUXL	(453)	09/08/2026	(56,438,326)	(57,567,222)	—	(1,128,896)
EURO STOXX 50® Index	(1,532)	09/18/2026	(109,526,385)	(111,259,431)	—	(1,733,046)
German Euro Bund	(1,611)	09/08/2026	(232,334,565)	(234,398,358)	—	(2,063,793)
S&P/ASX 200 Index	(834)	09/17/2026	(127,819,226)	(126,685,942)	1,133,284	—
Total					$1,133,284	$(10,415,463)
Total Futures Contracts					$16,137,580	$(12,598,772)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$4,176,684,682	$—	$—	$4,176,684,682
U.S. Government Obligation	—	106,130,152	—	106,130,152
Exchange-Traded Funds	90,217,017	—	—	90,217,017
Total	$4,266,901,699	$106,130,152	$—	$4,373,031,851
Investment Companies Measured at Net Asset Value				8,471
Total Investments				$4,373,040,322
Other Financial Instruments
Futures Contracts (H)	$16,137,580	$—	$—	$16,137,580
Total Other Financial Instruments	$16,137,580	$—	$—	$16,137,580
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(12,598,772)	$—	$—	$(12,598,772)
Total Other Financial Instruments	$(12,598,772)	$—	$—	$(12,598,772)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(B)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust, and/or affiliated investment within Transamerica Sponsored ETFs. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2026	Shares as of June 30, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP, Initial Class	$843,947,580	$—	$(92,360,397)	$(3,505)	$7,327,531	$758,911,209	79,135,684	$—	$—
Transamerica Aegon Core Bond VP, Initial Class	544,997,056	—	(15,881,228)	141,531	3,892,071	533,149,430	48,292,521	—	—
Transamerica BlackRock Real Estate Securities VP, Initial Class	23,858,397	—	—	—	2,346,727	26,205,124	2,300,713	—	—
Transamerica Bond Active ETF	—	43,014,355	—	—	143,102	43,157,457	1,729,044	481,591	—
Transamerica Core Bond, Class I2	428,528,030	8,764,615	(27,078,164)	(793,959)	(4,864,590)	404,555,932	47,261,207	8,764,615	—
Transamerica Emerging Markets Equity, Class I2	107,445,436	—	(31,665,250)	11,468,956	13,779,961	101,029,103	7,517,046	—	—
Transamerica Floating Rate, Class I2	47,865,780	1,606,068	—	—	(763,941)	48,707,907	5,611,510	1,606,068	—
Transamerica Global Allocation Liquidating Trust	7,888	—	—	—	583	8,471	6,235	—	—
Transamerica High Yield Bond, Class I2	244,169,877	8,600,340	—	—	(4,756,881)	248,013,336	30,505,946	8,600,340	—
Transamerica International Equity, Class I2	146,037,082	—	(22,700,350)	7,356,143	9,491,859	140,184,734	4,995,892	—	—
Transamerica International Focus, Class I2	101,222,290	—	—	—	7,547,276	108,769,566	14,798,581	—	—
Transamerica International Small Cap Value, Class I2	74,513,010	—	(8,899,494)	735,370	7,079,062	73,427,948	3,757,828	—	—
Transamerica International Stock, Class I2	108,721,347	—	(13,349,240)	554,397	8,793,568	104,720,072	6,397,072	—	—
Transamerica Janus Mid- Cap Growth VP, Initial Class	15,096,534	—	—	—	1,348,503	16,445,037	478,192	—	—
Transamerica JPMorgan Enhanced Index VP, Initial Class	820,938,084	—	(121,869,112)	42,876,367	15,571,410	757,516,749	24,063,429	—	—
Transamerica Large Cap Value, Class I2	309,931,985	1,086,095	(82,541,218)	20,916,156	728,013	250,121,031	13,375,456	1,086,095	—
Transamerica Large Value Active ETF	—	43,071,045	—	—	3,988,515	47,059,560	1,710,473	132,681	—
Transamerica Long Credit, Class I2	47,764,770	1,244,765	—	—	(560,751)	48,448,784	5,198,367	1,244,765	—
Transamerica Mid Cap Growth, Class I2	656,353	—	—	—	81,858	738,211	74,416	—	—
Transamerica Mid Cap Value Opportunities, Class I2	14,980,716	—	—	—	528,021	15,508,737	1,508,632	—	—
Transamerica Small Cap Value, Class I2	200,935	—	—	—	56,293	257,228	39,093	—	—
Transamerica Strategic Income, Class I2	58,651,317	1,799,872	—	—	(877,171)	59,574,018	6,895,141	1,799,872	—
Transamerica T. Rowe Price Small Cap VP, Initial Class	736,087	—	—	—	153,932	890,019	63,347	—	—
Transamerica WMC US Growth VP, Initial Class	493,753,905	18,473,181	(74,653,062)	21,900,974	20,035,509	479,510,507	10,629,805	—	—
Total	$4,434,024,459	$127,660,336	$(490,997,515)	$105,152,430	$91,070,460	$4,266,910,170	316,345,630	$23,716,027	$—
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At June 30, 2026, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$64,152	$8,471	0.0%*

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $106,130,152.
(F)	The shareholder reports for Transamerica Sponsored ETFs can be found at the following location: Mutual fund prospectuses and reports | Transamerica.
(G)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
PORTFOLIO ABBREVIATION(S):
ASX	Australian Securities Exchange
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Affiliated investments, at value (cost $3,851,017,812)	$4,266,910,170
Unaffiliated investments, at value (cost $106,365,598)	106,130,152
Cash	76,975,043
Receivables and other assets:
Shares of beneficial interest sold	195
Dividends from affiliated investments	3,879,105
Interest	1,824,989
Variation margin receivable on futures contracts	3,614,892
Prepaid expenses	17,682
Total assets	4,459,352,228
Liabilities:
Payables and other liabilities:
Investments purchased	3,879,105
Shares of beneficial interest redeemed	5,057,106
Investment management fees	382,088
Distribution and service fees	892,379
Transfer agent costs	9,218
Trustee and CCO fees	25,621
Audit and tax fees	32,605
Custody fees	89,374
Legal fees	22,931
Printing and shareholder reports fees	131,354
Other accrued expenses	57,730
Total liabilities	10,579,511
Net assets	$4,448,772,717
Net assets consist of:
Capital stock ($0.01 par value)	$3,630,950
Additional paid-in capital	3,702,892,736
Total distributable earnings (accumulated losses)	742,249,031
Net assets	$4,448,772,717
Net assets by class:
Initial Class	$397,686,116
Service Class	4,051,086,601
Shares outstanding:
Initial Class	31,831,360
Service Class	331,263,673
Net asset value and offering price per share:
Initial Class	$12.49
Service Class	12.23
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income from affiliated investments	$23,716,027
Interest income from unaffiliated investments	1,883,126
Total investment income	25,599,153
Expenses:
Investment management fees	2,176,664
Distribution and service fees:
Service Class	5,087,934
Transfer agent costs	25,198
Trustee and CCO fees	114,964
Audit and tax fees	38,959
Custody fees	110,696
Legal fees	178,935
Printing and shareholder reports fees	139,430
Other	258,700
Total expenses	8,131,480
Net investment income (loss)	17,467,673
Net realized gain (loss) on:
Affiliated investments	105,152,430
Unaffiliated investments	(40,816)
Futures contracts	29,406,784
Net realized gain (loss)	134,518,398
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	91,070,460
Unaffiliated investments	(266,977)
Futures contracts	8,794,138
Translation of assets and liabilities denominated in foreign currencies	(48,276)
Net change in unrealized appreciation (depreciation)	99,549,345
Net realized and change in unrealized gain (loss)	234,067,743
Net increase (decrease) in net assets resulting from operations	$251,535,416
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$17,467,673	$141,845,650
Net realized gain (loss)	134,518,398	339,869,580
Net change in unrealized appreciation (depreciation)	99,549,345	28,903,668
Net increase (decrease) in net assets resulting from operations	251,535,416	510,618,898
Dividends and/or distributions to shareholders:
Initial Class	—	(12,971,779)
Service Class	—	(130,704,938)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(143,676,717)
Capital share transactions:
Proceeds from shares sold:
Initial Class	6,347,185	16,274,114
Service Class	688,508	7,998,959
	7,035,693	24,273,073
Dividends and/or distributions reinvested:
Initial Class	—	12,971,779
Service Class	—	130,704,938
	—	143,676,717
Cost of shares redeemed:
Initial Class	(32,952,471)	(53,588,093)
Service Class	(366,283,938)	(715,488,119)
	(399,236,409)	(769,076,212)
Net increase (decrease) in net assets resulting from capital share transactions	(392,200,716)	(601,126,422)
Net increase (decrease) in net assets	(140,665,300)	(234,184,241)
Net assets:
Beginning of period/year	4,589,438,017	4,823,622,258
End of period/year	$4,448,772,717	$4,589,438,017
Capital share transactions - shares:
Shares issued:
Initial Class	522,773	1,447,980
Service Class	59,345	750,193
	582,118	2,198,173
Shares reinvested:
Initial Class	—	1,143,896
Service Class	—	11,754,041
	—	12,897,937
Shares redeemed:
Initial Class	(2,725,603)	(4,774,141)
Service Class	(30,932,134)	(64,777,285)
	(33,657,737)	(69,551,426)
Net increase (decrease) in shares outstanding:
Initial Class	(2,202,830)	(2,182,265)
Service Class	(30,872,789)	(52,273,051)
	(33,075,619)	(54,455,316)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$11.80	$10.90	$10.25	$9.67	$13.66	$12.83
Investment operations:
Net investment income (loss)(A)	0.06	0.37	0.32	0.20	0.23	0.56
Net realized and unrealized gain (loss)	0.63	0.91	0.50	0.67	(2.39)	0.62
Total investment operations	0.69	1.28	0.82	0.87	(2.16)	1.18
Dividends and/or distributions to shareholders:
Net investment income	—	(0.38)	(0.17)	(0.21)	(0.64)	(0.26)
Net realized gains	—	—	—	(0.08)	(1.19)	(0.09)
Total dividends and/or distributions to shareholders	—	(0.38)	(0.17)	(0.29)	(1.83)	(0.35)
Net asset value, end of period/year	$12.49	$11.80	$10.90	$10.25	$9.67	$13.66
Total return(B)	5.85%(C)	11.89%	8.02%	9.10%	(16.08)%	9.18%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$397,686	$401,592	$394,762	$401,446	$402,196	$539,029
Expenses to average net assets(D)	0.14%(E)	0.15%	0.15%	0.15%	0.15%	0.14%
Net investment income (loss) to average net assets	1.01%(E)	3.29%	2.96%	2.08%	1.99%	4.19%
Portfolio turnover rate	2%(C)	22%	17%	36%	18%	18%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$11.56	$10.69	$10.06	$9.49	$13.43	$12.62
Investment operations:
Net investment income (loss)(A)	0.04	0.33	0.28	0.18	0.19	0.54
Net realized and unrealized gain (loss)	0.63	0.89	0.49	0.65	(2.33)	0.59
Total investment operations	0.67	1.22	0.77	0.83	(2.14)	1.13
Dividends and/or distributions to shareholders:
Net investment income	—	(0.35)	(0.14)	(0.18)	(0.61)	(0.23)
Net realized gains	—	—	—	(0.08)	(1.19)	(0.09)
Total dividends and/or distributions to shareholders	—	(0.35)	(0.14)	(0.26)	(1.80)	(0.32)
Net asset value, end of period/year	$12.23	$11.56	$10.69	$10.06	$9.49	$13.43
Total return(B)	5.80%(C)	11.54%	7.70%	8.86%	(16.25)%	8.93%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,051,087	$4,187,846	$4,428,860	$4,761,261	$4,939,133	$6,584,121
Expenses to average net assets(D)	0.39%(E)	0.40%	0.40%	0.40%	0.40%	0.39%
Net investment income (loss) to average net assets	0.76%(E)	3.02%	2.69%	1.82%	1.74%	4.07%
Portfolio turnover rate	2%(C)	22%	17%	36%	18%	18%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation - Moderate VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a broad mix of underlying Transamerica funds that TAM has designated as available for investment by the Portfolio (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page(s) at www.transamerica.com/financial-pro/annuities/prospectus and www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal,
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption,
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at June 30, 2026, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2026, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2026, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2026.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$4,813,290	$—	$11,324,290	$—	$—	$16,137,580
Total	$4,813,290	$—	$11,324,290	$—	$—	$16,137,580
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(8,682,417)	$(1,317,841)	$(2,598,514)	$—	$—	$(12,598,772)
Total	$(8,682,417)	$(1,317,841)	$(2,598,514)	$—	$—	$(12,598,772)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(13,464,962)	$(1,000,836)	$43,872,582	$—	$—	$29,406,784
Total	$(13,464,962)	$(1,000,836)	$43,872,582	$—	$—	$29,406,784

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(2,142,657)	$(1,868,633)	$12,805,428	$—	$—	$8,794,138
Total	$(2,142,657)	$(1,868,633)	$12,805,428	$—	$—	$8,794,138
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2026.
Futures contracts:
Average notional value of contracts — long	$1,527,692,652
Average notional value of contracts — short	(812,627,722)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK FACTORS (continued)
assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Risk management framework risk: The Portfolio is subject to a multi-factor risk management framework that is intended to dynamically adjust asset class exposures under different market conditions. The framework may determine an asset exposure target for the Portfolio in response to individual asset class momentum signals and a portfolio level volatility signal, and result in an increase or decrease in the level of asset exposure such as the level of equities and bonds. The framework is intended to improve the Portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the Portfolio not achieving its stated asset mix goal or may cause the Portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may result in periods of underperformance, may fail to protect against market declines, may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in rising markets, may increase transaction costs at the Portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure in an effort to reduce losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the Portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the Portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Underlying portfolios risk: Because the Portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the Portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the Portfolio invests more of its assets in one underlying portfolio than in another, the Portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the Portfolio’s prospectus identifies certain risks of each underlying portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK FACTORS (continued)
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.
Tactical asset allocation risk: Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The Portfolio’s tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the Portfolio in order to maintain a long term goal for asset allocation). The sub-adviser’s evaluations and assumptions in selecting underlying portfolios, underlying ETFs or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $5 billion	0.0975%
Over $5 billion up to $10 billion	0.0925
Over $10 billion	0.0875
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.20%	May 1, 2027
Service Class	0.45	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
9. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$104,558,582	$—	$490,997,517	$44,333,427
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$3,957,383,410	$442,246,891	$(23,051,171)	$419,195,720
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
11. OPERATING SEGMENTS (continued)
information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation – Moderate VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees noted that they had previously approved a reduction to the Portfolio’s management fee schedule, which took effect on October 1, 2025, and was not fully reflected in the comparative data. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Asset Allocation - Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica JPMorgan Enhanced Index VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 2.3%
Howmet Aerospace, Inc.	84,812	$ 22,802,554
RTX Corp.	131,836	25,013,244
Textron, Inc.	48,418	4,441,383
TransDigm Group, Inc.	6,966	9,278,991
		61,536,172
Air Freight & Logistics - 0.3%
FedEx Corp.	24,829	7,774,705
Automobile Components - 0.0% *
Aptiv PLC (A)	21,208	1,301,747
Automobiles - 1.6%
Tesla, Inc. (A)	99,793	41,972,936
Banks - 3.4%
Bank of America Corp.	492,385	28,056,097
Citigroup, Inc.	122,628	17,163,015
Fifth Third Bancorp	198,805	11,206,638
U.S. Bancorp	208,011	12,563,864
Wells Fargo & Co.	260,725	21,546,314
		90,535,928
Beverages - 1.1%
Keurig Dr. Pepper, Inc.	208,483	6,823,648
PepsiCo, Inc.	164,017	22,207,902
		29,031,550
Biotechnology - 2.0%
AbbVie, Inc.	125,546	31,592,395
Neurocrine Biosciences, Inc. (A)	13,218	2,227,696
Regeneron Pharmaceuticals, Inc.	17,548	10,941,880
Vertex Pharmaceuticals, Inc. (A)	18,872	9,374,289
		54,136,260
Broadline Retail - 4.1%
Amazon.com, Inc. (A)	467,957	111,532,871
Building Products - 1.2%
Masco Corp.	55,568	4,521,568
Trane Technologies PLC	54,398	26,718,122
		31,239,690
Capital Markets - 1.6%
Blackstone, Inc.	41,754	4,913,193
Charles Schwab Corp.	199,659	18,422,536
Intercontinental Exchange, Inc.	29,176	3,591,857
Morgan Stanley	72,725	15,202,434
		42,130,020
Chemicals - 1.3%
Ecolab, Inc.	63,363	17,653,565
Linde PLC	20,971	10,882,691
PPG Industries, Inc.	52,294	6,342,739
		34,878,995
Communications Equipment - 0.8%
Arista Networks, Inc. (A)	72,218	12,268,394
	Shares	Value
COMMON STOCKS (continued)
Communications Equipment (continued)
Ciena Corp. (A)	5,887	$ 2,887,926
Cisco Systems, Inc.	51,643	6,065,987
		21,222,307
Construction & Engineering - 0.2%
Comfort Systems USA, Inc.	1,103	2,186,091
Quanta Services, Inc.	3,920	2,822,557
		5,008,648
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	7,455	4,299,299
Vulcan Materials Co.	17,835	5,261,503
		9,560,802
Consumer Finance - 0.8%
American Express Co.	33,658	11,384,818
Capital One Financial Corp.	57,177	11,470,850
		22,855,668
Consumer Staples Distribution & Retail - 0.8%
Costco Wholesale Corp.	5,939	5,555,756
Walmart, Inc.	141,558	16,032,859
		21,588,615
Containers & Packaging - 0.0% *
Ball Corp.	10,952	683,405
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	737,316	15,262,441
Space Exploration Technologies Corp., Class A (A)	15,842	2,706,764
Verizon Communications, Inc.	98,817	4,183,912
		22,153,117
Electric Utilities - 1.7%
Entergy Corp.	101,227	11,626,933
NextEra Energy, Inc.	256,185	22,485,358
Southern Co.	111,444	10,666,305
		44,778,596
Electrical Equipment - 1.5%
Eaton Corp. PLC	29,957	12,765,277
Emerson Electric Co.	45,687	6,540,094
GE Vernova, Inc.	9,284	10,907,400
Vertiv Holdings Co., Class A	32,965	11,037,341
		41,250,112
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp., Class A	102,675	18,103,656
Coherent Corp. (A)	4,378	1,726,990
Corning, Inc.	52,008	13,284,403
		33,115,049
Energy Equipment & Services - 0.4%
Baker Hughes Co.	177,978	9,877,779
Entertainment - 0.9%
Netflix, Inc. (A)	95,923	6,848,902
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Entertainment (continued)
Walt Disney Co.	151,201	$ 14,553,096
Warner Music Group Corp., Class A	66,391	1,797,205
		23,199,203
Financial Services - 4.5%
Affirm Holdings, Inc. (A)	101,818	8,303,258
Apollo Global Management, Inc.	38,915	4,604,034
Berkshire Hathaway, Inc., Class B (A)	66,523	33,287,444
Corpay, Inc. (A)	30,323	10,105,746
Fidelity National Information Services, Inc.	144,457	5,616,488
Mastercard, Inc., Class A	61,414	31,542,230
Toast, Inc., Class A (A)	128,960	3,587,667
Visa, Inc., Class A	72,796	24,975,580
WEX, Inc. (A)	5,885	830,315
		122,852,762
Food Products - 0.5%
Mondelez International, Inc., Class A	233,819	13,524,091
Ground Transportation - 0.3%
FedEx Freight Holding Co., Inc. (A)	12,414	1,874,514
Union Pacific Corp.	25,966	7,062,752
		8,937,266
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp. (A)	158,163	6,750,397
Edwards Lifesciences Corp. (A)	118,768	10,743,753
Medtronic PLC	98,585	7,712,304
Stryker Corp.	47,120	14,835,261
		40,041,715
Health Care Providers & Services - 1.7%
Cencora, Inc.	15,906	4,501,080
Cigna Group	31,480	8,678,407
Humana, Inc.	15,796	6,274,487
McKesson Corp.	7,415	5,602,774
UnitedHealth Group, Inc.	48,145	20,010,506
		45,067,254
Health Care REITs - 0.9%
Ventas, Inc.	156,176	13,868,429
Welltower, Inc.	44,255	10,044,557
		23,912,986
Hotels, Restaurants & Leisure - 2.9%
Booking Holdings, Inc.	44,816	7,988,004
Carnival Corp. Ltd.	241,002	6,885,427
Chipotle Mexican Grill, Inc. (A)	347,542	11,816,428
DoorDash, Inc., Class A (A)	31,862	5,879,495
Expedia Group, Inc.	21,464	5,492,208
Hilton Worldwide Holdings, Inc.	37,683	12,452,724
McDonald's Corp.	65,699	17,759,097
Yum! Brands, Inc.	70,955	11,342,866
		79,616,249
Household Durables - 0.1%
Lennar Corp., Class A	21,267	1,924,451
	Shares	Value
COMMON STOCKS (continued)
Household Products - 0.2%
Church & Dwight Co., Inc.	38,968	$ 3,775,220
Kimberly-Clark Corp.	14,251	1,564,332
		5,339,552
Industrial Conglomerates - 0.8%
3M Co.	134,413	21,762,809
Insurance - 1.6%
Aon PLC, Class A	55,363	18,363,353
Arch Capital Group Ltd. (A)	35,185	3,415,056
Arthur J Gallagher & Co.	60,159	13,810,702
Chubb Ltd.	6,051	2,061,818
MetLife, Inc.	13,567	1,147,904
Progressive Corp.	26,386	5,764,022
		44,562,855
Interactive Media & Services - 7.8%
Alphabet, Inc., Class A	251,900	90,021,503
Alphabet, Inc., Class C	181,391	64,090,882
Meta Platforms, Inc., Class A	98,364	55,407,458
		209,519,843
IT Services - 0.5%
Accenture PLC, Class A	69,433	8,640,243
Cognizant Technology Solutions Corp., Class A	72,803	2,819,660
International Business Machines Corp.	7,764	2,183,314
		13,643,217
Life Sciences Tools & Services - 0.6%
Danaher Corp.	14,879	2,834,152
IQVIA Holdings, Inc. (A)	9,152	1,768,349
Thermo Fisher Scientific, Inc.	10,499	5,263,779
Waters Corp. (A)	15,379	5,767,740
		15,634,020
Machinery - 1.2%
Caterpillar, Inc.	1,862	1,982,844
Deere & Co.	26,333	16,703,812
Dover Corp.	42,921	9,626,322
Ingersoll Rand, Inc.	47,351	3,882,308
		32,195,286
Media - 0.1%
Omnicom Group, Inc.	36,106	2,629,600
Metals & Mining - 0.2%
Newmont Corp.	45,409	4,241,201
Nucor Corp.	2,068	460,647
		4,701,848
Multi-Utilities - 0.4%
Sempra	128,381	11,902,203
Oil, Gas & Consumable Fuels - 2.5%
ConocoPhillips	93,540	9,724,419
Diamondback Energy, Inc.	24,853	4,368,660
EOG Resources, Inc.	139,369	18,080,340
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
EQT Corp.	74,628	$ 3,967,971
Exxon Mobil Corp.	235,290	32,168,849
		68,310,239
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	41,922	3,926,414
United Airlines Holdings, Inc. (A)	19,708	2,680,091
		6,606,505
Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	249,155	14,356,311
Eli Lilly & Co.	27,960	33,536,063
Johnson & Johnson	128,008	32,510,192
Merck & Co., Inc.	9,919	1,274,591
		81,677,157
Professional Services - 0.2%
Leidos Holdings, Inc.	54,557	5,617,734
Residential REITs - 0.2%
Equity LifeStyle Properties, Inc.	75,128	4,842,000
Semiconductors & Semiconductor Equipment - 19.1%
Advanced Micro Devices, Inc. (A)	69,984	40,654,406
Analog Devices, Inc.	36,906	14,657,956
Applied Materials, Inc.	15,074	10,898,502
Broadcom, Inc.	211,807	80,010,094
Intel Corp. (A)	129,472	18,078,175
Lam Research Corp.	93,833	40,660,654
Marvell Technology, Inc.	4,454	1,326,802
Micron Technology, Inc.	52,730	60,865,712
NVIDIA Corp.	1,081,376	216,372,524
NXP Semiconductors NV	50,969	14,323,818
Texas Instruments, Inc.	59,045	17,599,543
		515,448,186
Software - 7.6%
AppLovin Corp., Class A (A)	9,780	5,038,949
Autodesk, Inc. (A)	25,380	4,934,380
Cadence Design Systems, Inc. (A)	20,937	7,858,075
Crowdstrike Holdings, Inc., Class A (A)	5,005	3,819,516
Fortinet, Inc. (A)	27,465	4,219,173
Intuit, Inc.	15,676	4,091,436
Microsoft Corp.	346,265	129,163,770
Oracle Corp.	103,119	15,112,089
Palantir Technologies, Inc., Class A (A)	79,025	9,219,847
	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Palo Alto Networks, Inc. (A)	12,784	$ 4,359,600
Roper Technologies, Inc.	4,108	1,390,106
Salesforce, Inc.	7,752	1,214,428
ServiceNow, Inc. (A)	146,984	14,592,572
		205,013,941
Specialized REITs - 0.7%
American Tower Corp.	18,905	3,092,291
Equinix, Inc.	11,513	12,001,036
SBA Communications Corp.	15,541	2,742,365
		17,835,692
Specialty Retail - 1.8%
AutoZone, Inc. (A)	2,584	8,258,309
Burlington Stores, Inc. (A)	26,065	8,257,392
Lowe's Cos., Inc.	92,176	20,323,886
Ross Stores, Inc.	57,176	12,169,912
		49,009,499
Technology Hardware, Storage & Peripherals - 8.1%
Apple, Inc.	603,920	174,750,291
Dell Technologies, Inc., Class C	3,782	1,631,782
Sandisk Corp. (A)	3,007	6,837,106
Seagate Technology Holdings PLC	19,216	18,543,440
Western Digital Corp.	26,911	17,188,594
		218,951,213
Tobacco - 0.9%
Altria Group, Inc.	68,701	4,943,037
Philip Morris International, Inc.	104,698	18,940,915
		23,883,952
Trading Companies & Distributors - 0.3%
United Rentals, Inc.	6,156	6,974,071
Water Utilities - 0.0% *
American Water Works Co., Inc.	10,564	1,390,011
Total Common Stocks (Cost $1,883,436,487)		2,664,692,382
Total Investments (Cost $1,883,436,487)		2,664,692,382
Net Other Assets (Liabilities) - 1.2%		32,780,583
Net Assets - 100.0%		$ 2,697,472,965
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	90	09/18/2026	$33,758,404	$33,967,125	$208,721	$—
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (B)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,664,692,382	$—	$—	$2,664,692,382
Total Investments	$2,664,692,382	$—	$—	$2,664,692,382
Other Financial Instruments
Futures Contracts (C)	$208,721	$—	$—	$208,721
Total Other Financial Instruments	$208,721	$—	$—	$208,721
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(C)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Enhanced Index VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Investments, at value (cost $1,883,436,487)	$2,664,692,382
Cash	31,098,149
Cash collateral pledged at broker for:
Futures contracts	2,456,000
Receivables and other assets:
Investments sold	348,864
Net income from securities lending	158
Shares of beneficial interest sold	57,500
Dividends	1,362,066
Tax reclaims	17,924
Variation margin receivable on futures contracts	216,001
Prepaid expenses	10,418
Total assets	2,700,259,462
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	1,148,882
Investment management fees	1,389,687
Distribution and service fees	39,484
Transfer agent costs	6,651
Trustee and CCO fees	16,276
Audit and tax fees	21,969
Custody fees	80,189
Legal fees	15,066
Printing and shareholder reports fees	30,383
Other accrued expenses	37,910
Total liabilities	2,786,497
Net assets	$2,697,472,965
Net assets consist of:
Capital stock ($0.01 par value)	$857,532
Additional paid-in capital	1,155,356,520
Total distributable earnings (accumulated losses)	1,541,258,913
Net assets	$2,697,472,965
Net assets by class:
Initial Class	$2,516,752,399
Service Class	180,720,566
Shares outstanding:
Initial Class	79,954,504
Service Class	5,798,702
Net asset value and offering price per share:
Initial Class	$31.48
Service Class	31.17
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income	$15,323,652
Interest income	278,660
Net income from securities lending	601
Withholding taxes on foreign income	(18,182)
Total investment income	15,584,731
Expenses:
Investment management fees	7,954,774
Distribution and service fees:
Service Class	218,456
Transfer agent costs	15,937
Trustee and CCO fees	69,851
Audit and tax fees	26,278
Custody fees	94,775
Legal fees	118,576
Printing and shareholder reports fees	37,134
Other	68,315
Total expenses	8,604,096
Net investment income (loss)	6,980,635
Net realized gain (loss) on:
Investments	208,904,840
Futures contracts	2,187,870
Net realized gain (loss)	211,092,710
Net change in unrealized appreciation (depreciation) on:
Investments	(17,017,604)
Futures contracts	415,990
Net change in unrealized appreciation (depreciation)	(16,601,614)
Net realized and change in unrealized gain (loss)	194,491,096
Net increase (decrease) in net assets resulting from operations	$201,471,731
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Enhanced Index VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$6,980,635	$17,883,682
Net realized gain (loss)	211,092,710	533,344,922
Net change in unrealized appreciation (depreciation)	(16,601,614)	(94,457,497)
Net increase (decrease) in net assets resulting from operations	201,471,731	456,771,107
Dividends and/or distributions to shareholders:
Initial Class	—	(368,152,780)
Service Class	—	(20,981,521)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(389,134,301)
Capital share transactions:
Proceeds from shares sold:
Initial Class	6,747,444	153,866,340
Service Class	6,899,848	24,036,058
	13,647,292	177,902,398
Dividends and/or distributions reinvested:
Initial Class	—	368,152,780
Service Class	—	20,981,521
	—	389,134,301
Cost of shares redeemed:
Initial Class	(332,166,765)	(1,002,453,762)
Service Class	(16,450,943)	(38,183,417)
	(348,617,708)	(1,040,637,179)
Net increase (decrease) in net assets resulting from capital share transactions	(334,970,416)	(473,600,480)
Net increase (decrease) in net assets	(133,498,685)	(405,963,674)
Net assets:
Beginning of period/year	2,830,971,650	3,236,935,324
End of period/year	$2,697,472,965	$2,830,971,650
Capital share transactions - shares:
Shares issued:
Initial Class	225,906	5,272,753
Service Class	230,690	846,022
	456,596	6,118,775
Shares reinvested:
Initial Class	—	13,228,630
Service Class	—	759,925
	—	13,988,555
Shares redeemed:
Initial Class	(11,047,494)	(35,182,571)
Service Class	(568,646)	(1,364,995)
	(11,616,140)	(36,547,566)
Net increase (decrease) in shares outstanding:
Initial Class	(10,821,588)	(16,681,188)
Service Class	(337,956)	240,952
	(11,159,544)	(16,440,236)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Enhanced Index VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$29.23	$28.57	$23.91	$19.77	$27.67	$24.07
Investment operations:
Net investment income (loss)(A)	0.08	0.17	0.19	0.20	0.21	0.18
Net realized and unrealized gain (loss)	2.17	4.27	5.55	5.18	(5.08)	6.83
Total investment operations	2.25	4.44	5.74	5.38	(4.87)	7.01
Dividends and/or distributions to shareholders:
Net investment income	—	(0.21)	(0.18)	(0.18)	(0.16)	(0.22)
Net realized gains	—	(3.57)	(0.90)	(1.06)	(2.87)	(3.19)
Total dividends and/or distributions to shareholders	—	(3.78)	(1.08)	(1.24)	(3.03)	(3.41)
Net asset value, end of period/year	$31.48	$29.23	$28.57	$23.91	$19.77	$27.67
Total return(B)	7.70%(C)	16.21%	24.23%	27.66%	(18.35)%	30.12%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,516,752	$2,653,168	$3,069,750	$2,448,269	$1,852,968	$2,105,664
Expenses to average net assets	0.62%(D)	0.61%	0.61%	0.62%	0.62%	0.62%
Net investment income (loss) to average net assets	0.53%(D)	0.59%	0.71%	0.93%	0.91%	0.68%
Portfolio turnover rate	14%(C)	28%	40%	30%	33%	40%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$28.97	$28.36	$23.76	$19.65	$27.51	$23.96
Investment operations:
Net investment income (loss)(A)	0.04	0.10	0.12	0.15	0.15	0.11
Net realized and unrealized gain (loss)	2.16	4.23	5.51	5.15	(5.04)	6.79
Total investment operations	2.20	4.33	5.63	5.30	(4.89)	6.90
Dividends and/or distributions to shareholders:
Net investment income	—	(0.15)	(0.13)	(0.13)	(0.10)	(0.16)
Net realized gains	—	(3.57)	(0.90)	(1.06)	(2.87)	(3.19)
Total dividends and/or distributions to shareholders	—	(3.72)	(1.03)	(1.19)	(2.97)	(3.35)
Net asset value, end of period/year	$31.17	$28.97	$28.36	$23.76	$19.65	$27.51
Total return(B)	7.59%(C)	15.90%	23.90%	27.39%	(18.55)%	29.79%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$180,721	$177,804	$167,185	$132,671	$101,706	$135,501
Expenses to average net assets	0.87%(D)	0.86%	0.86%	0.87%	0.87%	0.87%
Net investment income (loss) to average net assets	0.28%(D)	0.34%	0.46%	0.68%	0.65%	0.43%
Portfolio turnover rate	14%(C)	28%	40%	30%	33%	40%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Enhanced Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2026, commissions recaptured are $23,163.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2026, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2026, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2026, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2026.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$208,721	$—	$—	$208,721
Total	$—	$—	$208,721	$—	$—	$208,721

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$2,187,870	$—	$—	$2,187,870
Total	$—	$—	$2,187,870	$—	$—	$2,187,870

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$415,990	$—	$—	$415,990
Total	$—	$—	$415,990	$—	$—	$415,990
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2026.
Futures contracts:
Average notional value of contracts — long	$41,859,743
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Large capitalization companies risk: The Portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Medium capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, or have limited liquidity. Securities of medium
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK FACTORS (continued)
capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Sector focus risk: To the extent the Portfolio invests more heavily in a particular market sector, the value of the Portfolio’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the Portfolio will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Information technology sector risk: Information technology companies face intense competition and potentially rapid product obsolescence, including due to rapid development of technological innovations and frequent new product introduction. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Such companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss, impairment of, or inability to enforce those rights. They are also facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. These companies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.60%
Over $1 billion up to $2 billion	0.59
Over $2 billion up to $3 billion	0.56
Over $3 billion up to $4 billion	0.52
Over $4 billion	0.46
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2026
Initial Class	0.66%	May 1, 2027
Service Class	0.91	May 1, 2027
Prior to May 1, 2026
Initial Class	0.67
Service Class	0.92
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
9. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$379,139,713	$—	$669,666,201	$—
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,883,436,487	$868,781,248	$(87,316,632)	$781,464,616
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
12. SUBSEQUENT EVENT
On or about August 17, 2026, the Portfolio distributed a proxy statement to investors seeking approval to change the Portfolio's classification from a diversified company to a non-diversified company under the 1940 Act. If approved by investors, the change is expected to become effective on or about November 1, 2026.
The proposed change is intended to provide the Portfolio with greater flexibility in implementing its investment strategy by permitting it to invest a greater percentage of its assets in fewer issuers. As a result, the Portfolio may be more susceptible to adverse developments affecting a single issuer. The Portfolio will continue to comply with the diversification requirements applicable to regulated investment companies under the Internal Revenue Code. No changes are expected to the Portfolio's investment objective, fees and expenses, or portfolio management team.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Enhanced Index VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Enhanced Index VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Enhanced Index VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Enhanced Index VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Enhanced Index VP (the "Portfolio"). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Enhanced Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-, 5- and 10-year periods and in line with the median for its peer universe for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Enhanced Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica JPMorgan International Moderate Growth VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 94.9%
International Equity Funds - 52.9%
Transamerica BlackRock Real Estate Securities VP, Initial Class (A)	256,190	$ 2,918,009
Transamerica Emerging Markets Equity, Class I2 (A)	268,533	3,609,083
Transamerica International Equity, Class I2 (A)	2,099,797	58,920,313
Transamerica International Focus, Class I2 (A)	6,118,474	44,970,782
Transamerica International Small Cap Value, Class I2 (A)	1,482,098	28,960,184
Transamerica International Stock, Class I2 (A)	2,679,855	43,869,229
		183,247,600
U.S. Equity Funds - 14.5%
Transamerica Large Cap Value, Class I2 (A)	6,474	121,061
Transamerica WMC US Growth VP, Initial Class (A)	1,112,254	50,173,809
		50,294,870
U.S. Fixed Income Funds - 27.5%
Transamerica Aegon Bond VP, Initial Class (A)	3,597,012	34,495,340
Transamerica Aegon Core Bond VP, Initial Class (A)	2,709,598	29,913,961
Transamerica Core Bond, Class I2 (A)	192,584	1,648,516
Transamerica Floating Rate, Class I2 (A)	431,258	3,743,317
Transamerica High Yield Bond, Class I2 (A)	2,350,366	19,108,478
Transamerica Long Credit, Class I2 (A)	205,604	1,916,230
Transamerica Strategic Income, Class I2 (A)	480,399	4,150,651
		94,976,493
Total Investment Companies (Cost $291,981,737)		328,518,963

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 3.1%
U.S. Treasury - 3.1%
U.S. Treasury Notes
4.13%, 01/31/2027 (B)	$ 10,767,800	$ 10,774,516
Total U.S. Government Obligation (Cost $10,802,208)		10,774,516

	Shares	Value
EXCHANGE-TRADED FUND - 0.9%
U.S. Fixed Income Fund - 0.9%
Transamerica Bond Active ETF (A)(C)	132,244	3,300,850
Total Exchange-Traded Fund (Cost $3,289,905)		3,300,850
Total Investments (Cost $306,073,850)		342,594,329
Net Other Assets (Liabilities) - 1.1%		3,661,467
Net Assets - 100.0%		$ 346,255,796
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Canadian Government Bonds	55	09/18/2026	$4,687,989	$4,696,668	$8,679	$—
10-Year Japan Government Bonds	17	09/14/2026	13,325,052	13,358,898	33,846	—
CAD Currency	449	09/15/2026	32,347,510	31,717,360	—	(630,150)
E-Mini Russell 2000® Index	13	09/18/2026	1,929,735	1,979,640	49,905	—
Euro-BTP Italy Government Bonds	77	09/08/2026	10,409,887	10,500,436	90,549	—
FTSE 100 Index	42	09/18/2026	5,821,798	5,872,764	50,966	—
Hong Kong Hang Seng Index	63	07/30/2026	9,249,258	9,176,263	—	(72,995)
MSCI EAFE Index	256	09/18/2026	40,113,424	40,259,840	146,416	—
MSCI Emerging Markets Index	50	09/18/2026	4,316,973	4,393,250	76,277	—
S&P/TSX 60 Index	126	09/17/2026	36,503,805	36,526,452	22,647	—
TOPIX Index	14	09/10/2026	3,357,268	3,446,723	89,455	—
U.K. Gilt	36	09/28/2026	4,161,615	4,259,974	98,359	—
Total					$667,099	$(703,145)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Australia Treasury Bonds	(225)	09/15/2026	$(16,918,675)	$(17,107,235)	$—	$(188,560)
10-Year U.S. Treasury Notes	(140)	09/21/2026	(15,292,820)	(15,384,687)	—	(91,867)
30-Year Euro BUXL	(34)	09/08/2026	(4,235,989)	(4,320,719)	—	(84,730)
EURO STOXX 50® Index	(128)	09/18/2026	(9,151,029)	(9,295,827)	—	(144,798)
German Euro Bund	(92)	09/08/2026	(13,272,046)	(13,385,878)	—	(113,832)
S&P 500® E-Mini Index	(83)	09/18/2026	(31,123,209)	(31,325,237)	—	(202,028)
S&P/ASX 200 Index	(70)	09/17/2026	(10,728,105)	(10,633,113)	94,992	—
Total					$94,992	$(825,815)
Total Futures Contracts					$762,091	$(1,528,960)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$328,518,963	$—	$—	$328,518,963
U.S. Government Obligation	—	10,774,516	—	10,774,516
Exchange-Traded Fund	3,300,850	—	—	3,300,850
Total Investments	$331,819,813	$10,774,516	$—	$342,594,329
Other Financial Instruments
Futures Contracts (E)	$762,091	$—	$—	$762,091
Total Other Financial Instruments	$762,091	$—	$—	$762,091
LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(1,528,960)	$—	$—	$(1,528,960)
Total Other Financial Instruments	$(1,528,960)	$—	$—	$(1,528,960)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust, and/or affiliated investment within Transamerica Sponsored ETFs. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2026	Shares as of June 30, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP, Initial Class	$37,470,878	$—	$(3,280,160)	$22,566	$282,056	$34,495,340	3,597,012	$—	$—
Transamerica Aegon Core Bond VP, Initial Class	29,697,193	—	—	—	216,768	29,913,961	2,709,598	—	—
Transamerica BlackRock Real Estate Securities VP, Initial Class	2,656,694	—	—	—	261,315	2,918,009	256,190	—	—
Transamerica Bond Active ETF	—	3,289,905	—	—	10,945	3,300,850	132,244	36,834	—
Transamerica Core Bond, Class I2	4,666,225	72,130	(3,015,220)	(72,842)	(1,777)	1,648,516	192,584	72,130	—
Transamerica Emerging Markets Equity, Class I2	3,627,178	—	(874,446)	177,464	678,887	3,609,083	268,533	—	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2026	Shares as of June 30, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica Floating Rate, Class I2	$3,678,598	$123,430	$—	$—	$(58,711)	$3,743,317	431,258	$123,430	$—
Transamerica High Yield Bond, Class I2	18,812,354	662,623	—	—	(366,499)	19,108,478	2,350,366	662,622	—
Transamerica International Equity, Class I2	60,230,976	—	(8,396,561)	3,359,870	3,726,028	58,920,313	2,099,797	—	—
Transamerica International Focus, Class I2	43,934,175	—	(2,145,352)	(224,835)	3,406,794	44,970,782	6,118,474	—	—
Transamerica International Small Cap Value, Class I2	29,643,995	—	(3,802,323)	334,075	2,784,437	28,960,184	1,482,098	—	—
Transamerica International Stock, Class I2	45,242,320	—	(5,359,270)	297,117	3,689,062	43,869,229	2,679,855	—	—
Transamerica Large Cap Value, Class I2	110,963	469	—	—	9,629	121,061	6,474	469	—
Transamerica Long Credit, Class I2	1,889,177	49,232	—	—	(22,179)	1,916,230	205,604	49,233	—
Transamerica Strategic Income, Class I2	4,086,364	125,401	—	—	(61,114)	4,150,651	480,399	125,401	—
Transamerica WMC US Growth VP, Initial Class	50,370,908	3,652,163	(8,107,164)	1,633,039	2,624,863	50,173,809	1,112,254	—	—
Total	$336,117,998	$7,975,353	$(34,980,496)	$5,526,454	$17,180,504	$331,819,813	24,122,740	$1,070,119	$—

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $10,767,800.
(C)	The shareholder reports for Transamerica Sponsored ETFs can be found at the following location: Mutual fund prospectuses and reports | Transamerica.
(D)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(E)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
PORTFOLIO ABBREVIATION(S):
ASX	Australian Securities Exchange
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan International Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Affiliated investments, at value (cost $295,271,642)	$331,819,813
Unaffiliated investments, at value (cost $10,802,208)	10,774,516
Cash	4,032,856
Receivables and other assets:
Shares of beneficial interest sold	269
Dividends from unaffiliated investments	174,740
Interest	185,276
Prepaid expenses	1,378
Total assets	346,988,848
Liabilities:
Payables and other liabilities:
Investments purchased	174,740
Shares of beneficial interest redeemed	320,545
Investment management fees	29,708
Distribution and service fees	72,382
Transfer agent costs	699
Trustee and CCO fees	1,944
Audit and tax fees	11,574
Custody fees	11,380
Legal fees	986
Printing and shareholder reports fees	32,128
Other accrued expenses	9,123
Variation margin payable on futures contracts	67,843
Total liabilities	733,052
Net assets	$346,255,796
Net assets consist of:
Capital stock ($0.01 par value)	$313,060
Additional paid-in capital	267,609,453
Total distributable earnings (accumulated losses)	78,333,283
Net assets	$346,255,796
Net assets by class:
Initial Class	$17,382,542
Service Class	328,873,254
Shares outstanding:
Initial Class	1,552,843
Service Class	29,753,182
Net asset value and offering price per share:
Initial Class	$11.19
Service Class	11.05
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income from affiliated investments	$1,070,119
Interest income from unaffiliated investments	210,762
Total investment income	1,280,881
Expenses:
Investment management fees	169,090
Distribution and service fees:
Service Class	412,436
Transfer agent costs	1,946
Trustee and CCO fees	8,864
Audit and tax fees	12,631
Custody fees	15,307
Legal fees	13,726
Printing and shareholder reports fees	32,378
Other	28,895
Total expenses	695,273
Net investment income (loss)	585,608
Net realized gain (loss) on:
Affiliated investments	5,526,454
Unaffiliated investments	(1,816)
Futures contracts	2,563,571
Net realized gain (loss)	8,088,209
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	17,180,504
Unaffiliated investments	(30,160)
Futures contracts	(1,082,815)
Translation of assets and liabilities denominated in foreign currencies	(8,166)
Net change in unrealized appreciation (depreciation)	16,059,363
Net realized and change in unrealized gain (loss)	24,147,572
Net increase (decrease) in net assets resulting from operations	$24,733,180
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan International Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$585,608	$10,331,931
Net realized gain (loss)	8,088,209	25,371,766
Net change in unrealized appreciation (depreciation)	16,059,363	22,279,985
Net increase (decrease) in net assets resulting from operations	24,733,180	57,983,682
Dividends and/or distributions to shareholders:
Initial Class	—	(530,497)
Service Class	—	(10,494,066)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(11,024,563)
Capital share transactions:
Proceeds from shares sold:
Initial Class	820,348	726,977
Service Class	1,677,984	1,877,034
	2,498,332	2,604,011
Dividends and/or distributions reinvested:
Initial Class	—	530,497
Service Class	—	10,494,066
	—	11,024,563
Cost of shares redeemed:
Initial Class	(1,206,066)	(1,579,281)
Service Class	(32,692,854)	(62,501,872)
	(33,898,920)	(64,081,153)
Net increase (decrease) in net assets resulting from capital share transactions	(31,400,588)	(50,452,579)
Net increase (decrease) in net assets	(6,667,408)	(3,493,460)
Net assets:
Beginning of period/year	352,923,204	356,416,664
End of period/year	$346,255,796	$352,923,204
Capital share transactions - shares:
Shares issued:
Initial Class	76,131	73,456
Service Class	159,830	194,798
	235,961	268,254
Shares reinvested:
Initial Class	—	52,891
Service Class	—	1,056,804
	—	1,109,695
Shares redeemed:
Initial Class	(112,424)	(161,154)
Service Class	(3,071,965)	(6,408,507)
	(3,184,389)	(6,569,661)
Net increase (decrease) in shares outstanding:
Initial Class	(36,293)	(34,807)
Service Class	(2,912,135)	(5,156,905)
	(2,948,428)	(5,191,712)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan International Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$10.42	$9.13	$9.16	$8.53	$12.01	$11.16
Investment operations:
Net investment income (loss)(A)	0.03	0.32	0.29	0.25	0.15	0.47
Net realized and unrealized gain (loss)	0.74	1.31	(0.09)	0.52	(2.23)	0.56
Total investment operations	0.77	1.63	0.20	0.77	(2.08)	1.03
Dividends and/or distributions to shareholders:
Net investment income	—	(0.34)	(0.23)	(0.14)	(0.53)	(0.18)
Net realized gains	—	—	—	—	(0.87)	—
Total dividends and/or distributions to shareholders	—	(0.34)	(0.23)	(0.14)	(1.40)	(0.18)
Net asset value, end of period/year	$11.19	$10.42	$9.13	$9.16	$8.53	$12.01
Total return(B)	7.39%(C)	18.02%	2.03%	9.16%	(17.28)%	9.25%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$17,383	$16,552	$14,833	$14,859	$14,445	$18,219
Expenses to average net assets(D)	0.16%(E)	0.18%	0.18%	0.18%	0.16%	0.16%
Net investment income (loss) to average net assets	0.58%(E)	3.23%	3.08%	2.79%	1.58%	3.99%
Portfolio turnover rate	2%(C)	36%	25%	35%	11%	19%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan International Moderate Growth VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$10.30	$9.03	$9.05	$8.43	$11.88	$11.05
Investment operations:
Net investment income (loss)(A)	0.02	0.28	0.25	0.21	0.13	0.42
Net realized and unrealized gain (loss)	0.73	1.30	(0.07)	0.53	(2.21)	0.56
Total investment operations	0.75	1.58	0.18	0.74	(2.08)	0.98
Dividends and/or distributions to shareholders:
Net investment income	—	(0.31)	(0.20)	(0.12)	(0.50)	(0.15)
Net realized gains	—	—	—	—	(0.87)	—
Total dividends and/or distributions to shareholders	—	(0.31)	(0.20)	(0.12)	(1.37)	(0.15)
Net asset value, end of period/year	$11.05	$10.30	$9.03	$9.05	$8.43	$11.88
Total return(B)	7.28%(C)	17.67%	1.89%	8.70%	(17.42)%	9.01%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$328,873	$336,371	$341,584	$395,755	$423,020	$590,096
Expenses to average net assets(D)	0.41%(E)	0.43%	0.43%	0.43%	0.41%	0.41%
Net investment income (loss) to average net assets	0.33%(E)	2.88%	2.73%	2.46%	1.29%	3.60%
Portfolio turnover rate	2%(C)	36%	25%	35%	11%	19%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan International Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a broad mix of underlying Transamerica funds that TAM has designated as available for investment by the Portfolio (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page(s) at www.transamerica.com/financial-pro/annuities/prospectus and www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal,
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2026 by the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption,
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2026, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2026, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2026.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$231,433	$—	$530,658	$—	$—	$762,091
Total	$231,433	$—	$530,658	$—	$—	$762,091
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(478,989)	$(630,150)	$(419,821)	$—	$—	$(1,528,960)
Total	$(478,989)	$(630,150)	$(419,821)	$—	$—	$(1,528,960)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(739,252)	$(482,966)	$3,785,789	$—	$—	$2,563,571
Total	$(739,252)	$(482,966)	$3,785,789	$—	$—	$2,563,571

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(155,153)	$(891,979)	$(35,683)	$—	$—	$(1,082,815)
Total	$(155,153)	$(891,979)	$(35,683)	$—	$—	$(1,082,815)
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2026.
Futures contracts:
Average notional value of contracts — long	$171,998,469
Average notional value of contracts — short	(82,727,650)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Underlying portfolios risk: Because the Portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the Portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the Portfolio invests more of its assets in one underlying portfolio than in another, the Portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the Portfolio’s prospectus identifies certain risks of each underlying portfolio.
Risk management framework risk: The Portfolio is subject to a multi-factor risk management framework that is intended to dynamically adjust asset class exposures under different market conditions. The framework may determine an asset exposure target for the Portfolio in response to individual asset class momentum signals and a portfolio level volatility signal, and result in an increase or decrease in the level of asset exposure such as the level of equities and bonds. The framework is intended to improve the Portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the Portfolio not achieving its stated asset mix goal or may cause the Portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may result in periods of underperformance, may fail to protect against market declines, may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in rising markets, may increase transaction costs at the Portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure in an effort to reduce losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the Portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the Portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the Portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $5 billion	0.0975%
Over $5 billion up to $10 billion	0.0925
Over $10 billion	0.0875
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.20%	May 1, 2027
Service Class	0.45	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
8. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$6,942,068	$—	$34,980,496	$2,317,225
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$306,073,850	$37,535,651	$(1,782,041)	$35,753,610
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
10. OPERATING SEGMENTS (continued)
information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan International Moderate Growth VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan International Moderate Growth VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan International Moderate Growth VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan International Moderate Growth VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan International Moderate Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan International Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1-year period and below the median for its peer universe for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and above the median for its peer universe. The Trustees noted that they had previously approved a reduction to the Portfolio’s management fee schedule, which took effect on October 1, 2025, and was not fully reflected in the comparative data. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan International Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica JPMorgan Tactical Allocation VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.5%
COOF Securitization Trust Ltd., Interest Only STRIPS
2.95% (A), 06/25/2040 (B)	$ 24,707	$ 1,528
Federal Farm Credit Banks Funding Corp.
1.65%, 07/23/2035	5,000,000	3,907,243
2.10%, 02/25/2036	1,525,000	1,218,063
2.35%, 03/10/2036	2,660,000	2,167,039
2.50%, 04/14/2036	4,647,000	3,846,812
2.75%, 02/02/2037	3,831,000	3,213,059
Federal Home Loan Banks
1.93%, 02/11/2036	3,000,000	2,332,798
2.09%, 02/22/2036	4,510,000	3,629,409
Federal Home Loan Mortgage Corp.
2.50%, 02/01/2051 - 04/01/2052	10,633,789	8,961,010
3.00%, 11/01/2051 - 05/01/2052	1,430,990	1,254,803
3.50%, 01/01/2032 - 07/01/2052	1,418,318	1,316,232
4.50%, 09/01/2052 - 09/01/2053	7,441,056	7,180,429
5.00%, 05/01/2040 - 12/01/2055	19,785,937	19,598,377
5.50%, 12/01/2052 - 12/01/2055	15,281,387	15,429,947
6.00%, 06/01/2053 - 10/01/2055	17,533,659	18,069,131
1-Year CMT + 2.25%, 6.17% (A), 02/01/2036	6,021	6,161
1-Year CMT + 2.43%, 6.18% (A), 12/01/2031	3,501	3,553
1-Year RFUCC Treasury + 1.87%, 6.26% (A), 07/01/2040	8,926	9,239
6.50%, 09/01/2037 - 11/01/2037	2,113	2,120
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk
1-Month SOFR Average + 1.65%, 5.28% (A), 07/25/2045 (B)	301,103	300,596
Federal Home Loan Mortgage Corp. REMICS
2.50%, 12/25/2047	2,594,362	2,324,953
5.00%, 04/25/2036 - 08/25/2036	1,300,601	1,301,848
(3.62) * 1-Month SOFR Average + 26.80%, 5.50% (A), 05/15/2041	28,867	27,796
5.59% (A), 10/15/2038	5,865	5,997
(4.44) * 1-Month SOFR Average + 23.93%, 7.96% (A), 06/15/2035	17,833	18,200
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 6.26%, 2.66% (A), 10/15/2037	83,298	6,238
Federal Home Loan Mortgage Corp. REMICS, Principal Only STRIPS
09/15/2032 - 01/15/2040	53,693	45,674
Federal National Mortgage Association
2.50%, 08/01/2050 - 05/01/2052	9,459,703	8,011,324
3.00%, 07/01/2051 - 07/01/2060	27,295,731	23,942,844
3.50%, 08/01/2032 - 10/01/2050	4,426,709	4,082,153
5.00%, 08/01/2040 - 01/01/2056	14,831,846	14,686,305
5.50%, 12/01/2052 - 01/01/2059	22,942,322	23,175,653
6.00%, 07/01/2027 - 09/01/2054	8,329,972	8,558,518
7.00%, 11/01/2037	2,270	2,289
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust
1-Month SOFR Average + 0.95%, 4.58% (A), 09/25/2045 (B)	$ 187,053	$ 186,956
Federal National Mortgage Association REMICS
2.50%, 09/25/2048	3,931,411	3,494,456
5.00%, 01/25/2046	958,867	973,135
5.25%, 05/25/2052	420,986	421,024
5.50%, 11/25/2033	406,855	409,805
Federal National Mortgage Association REMICS, Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 6.42%, 2.79% (A), 01/25/2041	81,941	7,965
(1.00) * 1-Month SOFR Average + 6.49%, 2.86% (A), 08/25/2035 - 06/25/2036	68,596	6,313
(1.00) * 1-Month SOFR Average + 6.59%, 2.96% (A), 03/25/2036	71,664	5,816
Federal National Mortgage Association REMICS, Principal Only STRIPS
12/25/2034 - 12/25/2043	331,260	253,940
Federal National Mortgage Association, Principal Only STRIPS
08/25/2032	4,406	4,059
Federal National Mortgage Association- ACES, Interest Only STRIPS
1.95% (A), 11/25/2033	2,090,990	113,675
2.01% (A), 07/25/2030	2,261,239	94,218
2.09% (A), 11/25/2028	1,465,680	43,852
Government National Mortgage Association
2.00%, 04/20/2052	5,686,974	4,664,618
3.00%, 08/20/2051 - 02/20/2055	8,595,765	7,652,318
4.00%, 10/20/2052	1,752,273	1,652,092
4.50%, 02/20/2055	2,330,976	2,240,225
5.00%, 08/20/2052 - 09/20/2052	2,624,831	2,607,692
5.50%, 11/20/2052 - 09/20/2054	8,103,734	8,225,715
Government National Mortgage Association REMICS
1.65%, 01/20/2063 - 04/20/2063	6,111	5,868
3.50%, 10/20/2051	993,805	945,604
3.99% (A), 11/16/2042	53,503	51,302
1-Month Term SOFR + 0.56%, 4.21% (A), 03/20/2060 - 05/20/2062	3,719	3,710
1-Month Term SOFR + 0.66%, 4.31% (A), 04/20/2062 - 07/20/2062	339	339
1-Month Term SOFR + 0.76%, 4.41% (A), 05/20/2061	59	60
1-Month Term SOFR + 1.11%, 4.76% (A), 12/20/2066	60,077	60,542
5.00%, 04/20/2041	319,703	317,269
5.14% (A), 07/20/2060	387	384
(3.50) * 1-Month Term SOFR + 22.87%, 10.14% (A), 04/20/2037	10,292	10,517
Government National Mortgage Association REMICS, Interest Only STRIPS
1.75% (A), 06/20/2067	644,419	17,383
(1.00) * 1-Month SOFR Average + 5.50%, 1.89% (A), 10/20/2054	2,688,743	154,142
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association REMICS, Interest Only STRIPS (continued)
(1.00) * 1-Month SOFR Average + 6.00%, 2.39% (A), 07/20/2054	$ 1,605,632	$ 121,692
(1.00) * 1-Month SOFR Average + 6.05%, 2.44% (A), 08/20/2052	1,993,343	186,996
(1.00) * 1-Month Term SOFR + 6.49%, 2.85% (A), 05/20/2041	21,550	1,235
7.50%, 04/20/2031	104	6
Government National Mortgage Association REMICS, Principal Only STRIPS
01/20/2038	3,708	2,997
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
0.78% (A), 08/25/2038 (B)	80,810	999
1.88% (A), 03/25/2039 (B)	72,752	1,583
3.16% (A), 04/25/2040 (B)	23,082	1,111
Resolution Funding Corp., Principal Only STRIPS
04/15/2030	400,000	339,654
Tennessee Valley Authority
4.25%, 09/15/2065 (C)	264,000	215,615
4.63%, 09/15/2060	155,000	137,561
5.88%, 04/01/2036	874,000	962,515
Tennessee Valley Authority, Interest Only STRIPS
Zero Coupon, 07/15/2028	1,000,000	918,332
Total U.S. Government Agency Obligations (Cost $217,224,618)		216,152,631

	Shares	Value
COMMON STOCKS - 25.9%
Australia - 0.1%
Medibank Pvt Ltd. (C)	87,153	299,438
Rio Tinto Ltd.	3,068	369,141
Telstra Group Ltd.	126,497	443,608
		1,112,187
Austria - 0.1%
Erste Group Bank AG	3,531	472,582
Belgium - 0.1%
KBC Group NV	3,392	463,285
UCB SA (C)	1,070	320,327
		783,612
Bermuda - 0.0% *
Arch Capital Group Ltd. (D)	2,123	206,058
China - 0.0% *
Yum China Holdings, Inc.	7,941	324,549
Denmark - 0.1%
Novo Nordisk AS, Class B	10,256	492,564
Novonesis Novozymes, Class B	5,213	329,038
		821,602
	Shares	Value
COMMON STOCKS (continued)
Finland - 0.1%
Nordea Bank Abp	36,550	$ 693,606
France - 0.8%
Air Liquide SA	3,375	668,341
Capgemini SE	2,412	242,147
Engie SA	23,782	748,527
Legrand SA	5,303	898,563
LVMH Moet Hennessy Louis Vuitton SE	597	330,177
Safran SA	6,393	2,519,357
TotalEnergies SE	9,472	732,427
		6,139,539
Germany - 0.8%
Allianz SE	1,831	866,700
Continental AG	4,551	376,573
Deutsche Boerse AG	241	65,733
Deutsche Telekom AG	14,492	395,114
Infineon Technologies AG	14,831	1,397,108
Innio NV (D)	10,066	398,110
Muenchener Rueckversicherungs- Gesellschaft AG	2,038	1,138,142
RWE AG	6,694	432,901
Siemens AG	3,793	1,219,476
		6,289,857
Greece - 0.1%
National Bank of Greece SA	28,432	491,207
Hong Kong - 0.1%
AIA Group Ltd.	68,400	626,218
Hong Kong Exchanges & Clearing Ltd.	11,200	521,102
		1,147,320
India - 0.0% *
HDFC Bank Ltd., ADR	5,775	149,168
Ireland - 0.5%
Accenture PLC, Class A	2,230	277,501
Eaton Corp. PLC	1,966	837,752
Kingspan Group PLC	3,176	290,447
Medtronic PLC	5,266	411,959
Ryanair Holdings PLC, ADR	6,418	415,565
Smurfit WestRock PLC	8,762	405,330
Trane Technologies PLC	2,166	1,063,853
		3,702,407
Italy - 0.2%
Ferrari NV	1,364	506,992
UniCredit SpA	13,700	1,227,777
		1,734,769
Japan - 1.7%
Ajinomoto Co., Inc.	19,200	700,016
Asics Corp.	11,100	301,905
Hitachi Ltd.	19,700	545,219
Hoya Corp.	3,300	532,294
IHI Corp. (C)	11,400	192,469
ITOCHU Corp.	46,900	535,252
Kao Corp. (C)	15,600	309,171
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Keyence Corp.	2,100	$ 1,061,523
Kioxia Holdings Corp. (D)	800	464,984
Kubota Corp.	20,200	337,996
MISUMI Group, Inc.	8,600	214,286
Mitsubishi UFJ Financial Group, Inc.	88,600	1,765,171
Mitsui Fudosan Co. Ltd.	38,200	354,054
Murata Manufacturing Co. Ltd.	6,100	437,887
Obayashi Corp.	16,500	333,441
Recruit Holdings Co. Ltd.	4,900	340,937
Sony Group Corp.	40,000	804,963
Sumitomo Electric Industries Ltd.	56,000	1,039,199
Suzuki Motor Corp.	28,800	348,357
Tokio Marine Holdings, Inc.	26,100	1,147,586
Tokyo Electron Ltd.	4,000	1,939,415
Toyota Motor Corp.	24,100	403,735
		14,109,860
Netherlands - 0.6%
ASML Holding NV	1,798	3,560,355
Koninklijke Ahold Delhaize NV	7,495	301,617
Koninklijke KPN NV	75,651	373,623
NXP Semiconductors NV	599	168,337
uniQure NV (D)	3,376	155,499
		4,559,431
Republic of Korea - 0.1%
Samsung Electronics Co. Ltd.	2,338	518,795
Republic of South Africa - 0.0% *
Gold Fields Ltd., ADR	3,310	111,183
Singapore - 0.2%
DBS Group Holdings Ltd.	27,480	1,391,444
Kulicke & Soffa Industries, Inc.	1,965	262,838
Sea Ltd., ADR (D)	2,642	253,183
		1,907,465
Spain - 0.3%
Banco Santander SA	73,654	1,022,306
Iberdrola SA	28,333	705,196
Industria de Diseno Textil SA	5,988	377,438
		2,104,940
Sweden - 0.3%
Atlas Copco AB, A Shares (C)	26,311	533,297
Spotify Technology SA (D)	596	273,642
Volvo AB, B Shares	48,942	1,664,798
		2,471,737
Switzerland - 0.5%
Chubb Ltd.	1,084	369,362
Cie Financiere Richemont SA, Class A	3,166	730,803
Glencore PLC (D)	50,647	345,332
Lonza Group AG	328	221,270
Nestle SA	8,491	870,881
Novartis AG	5,585	872,892
Roche Holding AG	2,166	890,413
		4,300,953
	Shares	Value
COMMON STOCKS (continued)
Taiwan - 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	5,000	$ 394,451
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,487	2,142,857
		2,537,308
Thailand - 0.0% *
Fabrinet (D)	646	363,104
United Kingdom - 1.3%
Aon PLC, Class A	2,164	717,777
AstraZeneca PLC	5,679	1,060,293
BAE Systems PLC	23,044	564,731
British American Tobacco PLC	13,909	860,730
Compass Group PLC	29,112	940,589
InterContinental Hotels Group PLC	2,411	414,409
London Stock Exchange Group PLC	3,721	402,298
NatWest Group PLC	96,465	851,202
Next PLC	1,818	350,770
RELX PLC	10,146	320,721
Rio Tinto PLC	10,614	1,004,135
Shell PLC	45,192	1,755,934
SSE PLC	10,445	336,982
Standard Chartered PLC	22,782	616,083
TechnipFMC PLC	5,449	361,269
		10,557,923
United States - 17.6%
3M Co.	5,530	895,362
AbbVie, Inc.	7,540	1,897,366
Advanced Micro Devices, Inc. (D)	3,768	2,188,869
Allegro MicroSystems, Inc. (D)	5,258	366,062
Alnylam Pharmaceuticals, Inc. (D)	1,117	336,250
Alphabet, Inc., Class A	5,812	2,077,034
Alphabet, Inc., Class C	18,999	6,712,917
Amazon.com, Inc. (D)	21,890	5,217,263
American Express Co.	2,247	760,048
American Homes 4 Rent, Class A, REIT	10,667	357,558
AMETEK, Inc.	2,167	524,284
Amphenol Corp., Class A	2,143	377,854
Analog Devices, Inc.	1,071	425,369
Andersen Group, Inc., Class A (D)	3,870	145,976
Apple, Inc.	19,894	5,756,528
AppLovin Corp., Class A (D)	968	498,743
Arista Networks, Inc. (D)	1,067	181,262
Astera Labs, Inc. (D)	437	211,080
AT&T, Inc.	17,952	371,606
AutoZone, Inc. (D)	331	1,057,856
AvalonBay Communities, Inc., REIT	1,075	202,842
Baker Hughes Co.	8,907	494,338
Bank of America Corp.	23,156	1,319,429
Berkshire Hathaway, Inc., Class B (D)	2,940	1,471,147
Best Buy Co., Inc.	4,886	370,750
BJ's Wholesale Club Holdings, Inc. (D)	3,998	348,706
Bloom Energy Corp., Class A (D)	1,129	341,748
Booking Holdings, Inc.	6,183	1,102,058
Booz Allen Hamilton Holding Corp.	3,505	212,648
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Boston Scientific Corp. (D)	2,990	$ 127,613
Bristol-Myers Squibb Co.	8,073	465,166
Broadcom, Inc.	10,401	3,928,978
Burlington Stores, Inc. (D)	912	288,922
BWX Technologies, Inc.	2,055	400,006
Capital One Financial Corp.	5,451	1,093,580
Carlisle Cos., Inc.	622	225,630
Carpenter Technology Corp.	486	299,784
Carvana Co. (D)	3,251	213,981
Casey's General Stores, Inc.	539	428,392
Caterpillar, Inc.	221	235,343
CBRE Group, Inc., Class A (D)	3,407	458,889
CDW Corp.	2,686	377,759
Cencora, Inc.	3,748	1,060,609
Cerebras Systems, Inc., Class A (D)	2,074	458,354
Charles Schwab Corp.	9,406	867,892
Chevron Corp.	3,121	517,337
Ciena Corp. (D)	814	399,316
Cigna Group	2,503	690,027
Cisco Systems, Inc.	1,461	171,609
Cloudflare, Inc., Class A (D)	765	187,639
Columbia Sportswear Co.	5,400	333,828
Comfort Systems USA, Inc.	372	737,285
ConocoPhillips	4,408	458,256
Corpay, Inc. (D)	1,682	560,560
CoStar Group, Inc. (D)	5,116	144,885
Crowdstrike Holdings, Inc., Class A (D)	1,096	836,401
Darden Restaurants, Inc.	1,091	224,757
Deere & Co.	645	409,143
DigitalOcean Holdings, Inc. (D)	3,371	529,348
DoorDash, Inc., Class A (D)	2,665	491,772
Dover Corp.	5,143	1,153,472
Ecolab, Inc.	1,208	336,561
Edwards Lifesciences Corp. (D)	3,338	301,955
elf Beauty, Inc. (D)	4,908	363,192
Eli Lilly & Co.	862	1,033,909
Emerson Electric Co.	3,542	507,037
Entegris, Inc.	2,379	427,887
EOG Resources, Inc.	6,838	887,094
EQT Corp.	2,836	150,790
Equinix, Inc., REIT	278	289,784
Exxon Mobil Corp.	1,273	174,045
FedEx Corp.	1,241	388,594
FedEx Freight Holding Co., Inc. (D)	620	93,620
Fifth Third Bancorp	9,271	522,606
First Citizens BancShares, Inc., Class A	153	318,361
Gates Industrial Corp. PLC (D)	6,576	183,931
General Dynamics Corp.	1,292	457,678
Goldman Sachs Group, Inc.	645	652,334
Hayward Holdings, Inc. (D)	24,634	426,415
HCA Healthcare, Inc.	943	367,666
Henry Schein, Inc. (D)	5,331	445,245
Hewlett Packard Enterprise Co.	18,713	844,143
Hilton Worldwide Holdings, Inc.	1,248	412,414
Host Hotels & Resorts, Inc., REIT	3,522	83,507
Howmet Aerospace, Inc.	1,769	475,613
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Insmed, Inc. (D)	3,752	$ 400,038
Intel Corp. (D)	3,460	483,120
Interactive Brokers Group, Inc., Class A	4,576	398,295
International Business Machines Corp.	1,610	452,748
Intuitive Surgical, Inc. (D)	447	177,763
IQVIA Holdings, Inc. (D)	3,410	658,880
ITT, Inc.	2,448	484,116
Jabil, Inc.	1,761	678,830
JB Hunt Transport Services, Inc.	1,460	422,568
JFrog Ltd. (D)	3,040	276,275
Johnson & Johnson	10,256	2,604,716
Kinder Morgan, Inc.	6,877	219,858
Kinsale Capital Group, Inc.	909	299,797
Kontoor Brands, Inc.	3,367	280,606
Labcorp Holdings, Inc.	2,298	643,440
Lam Research Corp.	1,665	721,494
Live Nation Entertainment, Inc. (D)	1,324	242,438
Loews Corp.	5,935	671,901
Lowe's Cos., Inc.	6,304	1,389,969
Lumentum Holdings, Inc. (D)	277	237,683
M&T Bank Corp.	2,931	697,607
Marriott International, Inc., Class A	803	297,584
Marsh & McLennan Cos., Inc.	1,868	311,340
Martin Marietta Materials, Inc.	496	286,043
MasTec, Inc. (D)	897	373,206
Mastercard, Inc., Class A	4,792	2,461,171
McDonald's Corp.	4,420	1,194,770
Merck & Co., Inc.	7,878	1,012,323
Meta Platforms, Inc., Class A	5,603	3,156,114
Mettler-Toledo International, Inc. (D)	122	155,856
MGIC Investment Corp.	14,850	418,770
Micron Technology, Inc.	2,149	2,480,569
Microsoft Corp.	8,066	3,008,779
Mid-America Apartment Communities, Inc., REIT	4,134	574,378
Middleby Corp. (D)	2,485	427,445
MKS, Inc.	750	333,600
Mohawk Industries, Inc. (D)	2,328	282,456
Mondelez International, Inc., Class A	6,564	379,662
Morgan Stanley	5,543	1,158,709
Natera, Inc. (D)	1,781	483,452
Neurocrine Biosciences, Inc. (D)	3,704	624,254
Nexstar Media Group, Inc.	2,176	388,612
NextEra Energy, Inc.	19,445	1,706,688
NVIDIA Corp.	48,676	9,739,581
Okta, Inc. (D)	1,790	244,245
Omnicom Group, Inc.	5,126	373,327
Packaging Corp. of America	2,001	476,798
Palantir Technologies, Inc., Class A (D)	2,383	278,025
Palo Alto Networks, Inc. (D)	2,872	979,409
Paylocity Holding Corp. (D)	1,682	175,819
PepsiCo, Inc.	1,342	181,707
Performance Food Group Co. (D)	6,132	685,496
PG&E Corp.	22,122	372,092
Philip Morris International, Inc.	5,604	1,013,820
Post Holdings, Inc. (D)	4,897	432,209
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
PPG Industries, Inc.	2,516	$ 305,166
Procter & Gamble Co.	3,136	459,863
Progressive Corp.	1,164	254,276
Public Service Enterprise Group, Inc.	2,494	202,413
Public Storage, REIT	1,375	437,676
QUALCOMM, Inc.	1,383	255,565
Quanta Services, Inc.	922	663,877
Raymond James Financial, Inc.	2,489	378,403
Rayonier, Inc., REIT	10,806	229,952
Regency Centers Corp., REIT	5,119	408,189
Regeneron Pharmaceuticals, Inc.	880	548,715
Regions Financial Corp.	10,705	323,291
Rhythm Pharmaceuticals, Inc. (D)	1,244	138,121
Robinhood Markets, Inc., Class A (D)	3,542	355,192
Rocket Cos., Inc., Class A (D)	12,092	190,449
Rockwell Automation, Inc.	608	301,009
Royal Caribbean Cruises Ltd.	919	291,810
RTX Corp.	4,724	896,285
Sandisk Corp. (D)	151	343,333
SBA Communications Corp., REIT	1,343	236,986
Silgan Holdings, Inc.	8,347	387,217
Snowflake, Inc., Class A (D)	2,515	640,067
Somnigroup International, Inc. (C)	1,777	139,317
Southwest Airlines Co.	8,281	425,809
Space Exploration Technologies Corp., Class A (D)	1,967	336,082
State Street Corp.	5,953	1,009,629
Stryker Corp.	1,610	506,892
Take-Two Interactive Software, Inc. (D)	1,745	436,215
TD SYNNEX Corp.	934	249,696
Teledyne Technologies, Inc. (D)	520	346,788
Teradyne, Inc.	1,279	618,831
Tesla, Inc. (D)	4,602	1,935,601
Texas Instruments, Inc.	3,526	1,050,995
Thermo Fisher Scientific, Inc.	651	326,385
TJX Cos., Inc.	2,468	373,902
Tractor Supply Co.	6,416	202,810
TransUnion	5,688	410,332
Travelers Cos., Inc.	1,179	389,211
Twilio, Inc., Class A (D)	1,639	338,175
U.S. Bancorp	5,600	338,240
Union Pacific Corp.	2,258	614,176
United Rentals, Inc.	443	501,870
UnitedHealth Group, Inc.	2,738	1,137,995
Universal Display Corp.	1,930	167,119
Ventas, Inc., REIT	7,054	626,395
VeraDermics, Inc. (C)(D)	874	107,450
Vertex Pharmaceuticals, Inc. (D)	515	255,816
Vicor Corp. (D)	723	274,581
Walmart, Inc.	3,592	406,830
Walt Disney Co.	14,163	1,363,189
Warner Music Group Corp., Class A	7,528	203,783
Wells Fargo & Co.	21,456	1,773,124
Western Digital Corp.	2,635	1,683,027
Williams Cos., Inc.	10,314	766,743
WillScot Holdings Corp.	25,118	724,905
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Xcel Energy, Inc.	7,646	$ 613,974
Yum! Brands, Inc.	4,059	648,872
		143,606,932
Total Common Stocks (Cost $176,632,109)		211,218,094

	Principal	Value
CORPORATE DEBT SECURITIES - 25.1%
Australia - 0.2%
Santos Finance Ltd.
3.65%, 04/29/2031 (B)	$ 319,000	298,145
5.75%, 11/13/2035 (B)	385,000	387,838
6.88%, 09/19/2033 (B)	328,000	356,116
Westpac Banking Corp.
3-Month SOFR + 0.71%, 4.35% (A), 06/12/2031 (B)	450,000	451,219
		1,493,318
Belgium - 0.0% *
KBC Group NV
Fixed until 10/16/2029, 4.93% (A), 10/16/2030 (B)	200,000	200,678
Bermuda - 0.1%
Aircastle Ltd./Aircastle Ireland DAC
5.00%, 05/15/2031 (B)	386,000	382,468
Arch Capital Group Ltd.
5.95%, 06/15/2056	295,000	297,686
		680,154
Canada - 0.6%
Air Canada Pass-Through Trust
3.75%, 06/15/2029 (B)	504,842	497,132
Canadian Pacific Railway Co.
3.10%, 12/02/2051	536,000	350,004
4.70%, 05/01/2048	261,000	228,942
Enbridge, Inc.
Fixed until 10/15/2028, 8.25% (A), 01/15/2084	214,000	225,904
GFL Environmental, Inc.
3.50%, 09/01/2028 (B)	110,000	107,299
6.75%, 01/15/2031 (B)	1,010,000	1,039,066
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (A), 02/24/2032	169,000	167,948
Rogers Communications, Inc.
3.80%, 03/15/2032	693,000	646,214
5.30%, 02/15/2034	140,000	138,783
Fixed until 05/02/2031, 6.88% (A), 07/31/2056	215,000	217,522
Royal Bank of Canada
Fixed until 04/17/2029, 4.40% (A), 04/17/2030	340,000	337,180
TransCanada PipeLines Ltd.
5.60%, 03/31/2034	110,000	112,369
6.10%, 06/01/2040	78,000	81,552
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
TransCanada PipeLines Ltd. (continued)
Fixed until 07/17/2031, 6.13% (A), 10/17/2056 (C)	$ 53,000	$ 53,587
Fixed until 07/17/2036, 6.38% (A), 10/17/2056	58,000	58,673
TransCanada Trust
Fixed until 08/15/2026, 5.88% (A), 08/15/2076	208,000	208,184
		4,470,359
Cayman Islands - 0.3%
Avolon Holdings Funding Ltd.
4.70%, 01/30/2031 (B)	220,000	216,085
4.85%, 04/01/2033 (B)	249,000	241,028
4.90%, 10/10/2030 (B)	295,000	292,417
4.95%, 10/15/2032 (B)	140,000	136,619
5.15%, 01/15/2030 (B)	839,000	841,732
5.38%, 05/30/2030 (B)	445,000	449,421
5.75%, 11/15/2029 (B)	195,000	199,375
6.38%, 05/04/2028 (B)	348,000	356,941
		2,733,618
Chile - 0.0% *
Corp. Nacional del Cobre de Chile
6.78%, 01/13/2055 (B)	280,000	301,451
Denmark - 0.0% *
Danske Bank AS
Fixed until 03/01/2029, 5.71% (A), 03/01/2030 (B)	200,000	204,578
France - 0.6%
BNP Paribas SA
Fixed until 05/09/2028, 4.79% (A), 05/09/2029 (B)	305,000	305,260
Fixed until 08/16/2029 (E), 7.75% (A)(B)	285,000	298,547
BPCE SA
Fixed until 01/13/2031, 4.76% (A), 01/13/2032 (B)	345,000	340,054
Fixed until 06/02/2031, 5.18% (A), 06/02/2032 (B)	267,000	266,558
Fixed until 01/13/2036, 5.42% (A), 01/13/2037 (B)	270,000	264,491
Fixed until 01/14/2030, 5.88% (A), 01/14/2031 (B)	250,000	256,840
Credit Agricole SA
Fixed until 01/12/2031, 4.66% (A), 01/12/2032 (B)	805,000	792,320
Electricite de France SA
6.13%, 04/22/2056 (B)	160,000	157,841
6.38%, 01/13/2055 (B)	320,000	326,738
Engie SA
5.25%, 04/10/2029 (B)	240,000	243,463
Societe Generale SA
Fixed until 05/27/2031, 5.37% (A), 05/27/2032 (B)	475,000	477,779
Fixed until 04/10/2036, 5.40% (A), 04/10/2037 (B)	200,000	196,057
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
France (continued)
TotalEnergies Capital International SA
2.99%, 06/29/2041	$ 493,000	$ 368,860
TotalEnergies Capital SA
5.28%, 09/10/2054 (C)	42,000	39,568
5.49%, 04/05/2054	85,000	82,128
5.64%, 04/05/2064	174,000	168,466
		4,584,970
Germany - 0.3%
Deutsche Bank AG
Fixed until 11/16/2026, 2.31% (A), 11/16/2027	460,000	456,157
Fixed until 12/10/2030, 4.47% (A), 12/10/2031	150,000	147,514
Fixed until 02/06/2031, 4.73% (A), 02/06/2032	150,000	147,834
Fixed until 04/14/2031, 5.06% (A), 04/14/2032	530,000	528,695
Fixed until 11/10/2032, 7.08% (A), 02/10/2034	350,000	377,821
Fixed until 07/13/2026, 7.15% (A), 07/13/2027	460,000	460,376
		2,118,397
Ireland - 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	847,000	815,295
3.30%, 01/30/2032	365,000	333,637
5.00%, 11/15/2035	150,000	145,829
AIB Group PLC
Fixed until 05/15/2030, 5.32% (A), 05/15/2031 (B)	294,000	297,597
Bank of Ireland Group PLC
Fixed until 03/20/2029, 5.60% (A), 03/20/2030 (B)	435,000	444,128
		2,036,486
Italy - 0.5%
Eni SpA
5.25%, 05/18/2036 (B)	285,000	280,276
5.70%, 10/01/2040 (B)	405,000	397,638
6.00%, 05/18/2056 (B)	600,000	592,227
Intesa Sanpaolo SpA
Fixed until 06/01/2041, 4.95% (A), 06/01/2042 (B)	925,000	807,413
Fixed until 06/29/2029, 5.00% (A), 06/29/2030 (B)	900,000	901,062
Fixed until 06/29/2031, 5.20% (A), 06/29/2032 (B)	335,000	335,751
UniCredit SpA
Fixed until 06/03/2031, 3.13% (A), 06/03/2032 (B)	200,000	183,519
Fixed until 06/30/2030, 5.46% (A), 06/30/2035 (B)	493,000	495,632
		3,993,518
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Japan - 0.4%
Japan Tobacco, Inc.
5.85%, 06/15/2035 (B)	$ 340,000	$ 355,904
Mitsubishi UFJ Financial Group, Inc.
Fixed until 01/14/2031, 4.51% (A), 01/14/2032	345,000	339,135
Fixed until 09/12/2030, 4.53% (A), 09/12/2031	440,000	434,330
Fixed until 04/18/2029, 4.59% (A), 04/18/2030	200,000	199,011
Fixed until 04/21/2031, 4.85% (A), 04/21/2032	820,000	816,122
Mizuho Bank Ltd.
4.40%, 04/16/2029 (B)	200,000	199,413
3-Month SOFR + 1.05%, 4.68% (A), 04/16/2031 (B)	200,000	203,497
Mizuho Financial Group, Inc.
Fixed until 07/10/2029, 5.38% (A), 07/10/2030	200,000	203,278
Sumitomo Mitsui Financial Group, Inc.
Fixed until 01/15/2031, 4.49% (A), 01/15/2032	210,000	206,130
		2,956,820
Liberia - 0.0% *
Royal Caribbean Cruises Ltd.
5.63%, 09/30/2031 (B)	225,000	226,891
Mexico - 0.0% *
Mexico City Airport Trust
5.50%, 07/31/2047 (B)	200,000	171,196
Netherlands - 0.4%
ENEL Finance International NV
2.13%, 07/12/2028 (B)	200,000	190,375
2.50%, 07/12/2031 (B)	490,000	436,448
3.50%, 04/06/2028 (B)	200,000	196,235
5.13%, 06/26/2029 (B)	355,000	359,255
ING Groep NV
3-Month SOFR Index + 1.01%, 4.65% (A), 03/25/2029	515,000	518,244
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 05/15/2032	120,000	106,649
3.63%, 01/15/2032	695,000	643,623
4.38%, 02/02/2052	199,000	150,152
5.50%, 01/15/2036	570,000	569,171
5.63%, 03/10/2037 (B)	50,000	49,791
6.38%, 04/15/2066	190,000	186,486
6.40%, 05/10/2057 (B)	190,000	189,539
6.50%, 12/01/2052	45,000	45,684
		3,641,652
Norway - 0.0% *
Aker BP ASA
5.25%, 10/30/2035 (B)	300,000	293,128
Panama - 0.0% *
Banco Nacional de Panama
2.50%, 08/11/2030 (B)	300,000	268,055
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Singapore - 0.1%
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 05/19/2063	$ 452,000	$ 415,830
Spain - 0.5%
Banco Bilbao Vizcaya Argentaria SA
5.13%, 03/03/2036	200,000	194,578
Banco Santander SA
Fixed until 09/14/2026, 1.72% (A), 09/14/2027	600,000	596,591
4.60%, 04/15/2029	800,000	796,411
4.87%, 04/15/2031	200,000	198,863
Fixed until 05/21/2033 (E), 9.63% (A)	400,000	471,441
CaixaBank SA
Fixed until 04/22/2031, 4.82% (A), 04/22/2032 (B)	695,000	689,330
Fixed until 04/22/2036, 5.40% (A), 04/22/2037 (B)	215,000	212,872
Fixed until 07/03/2035, 5.58% (A), 07/03/2036 (B)	200,000	201,941
Fixed until 09/13/2026, 6.68% (A), 09/13/2027 (B)	395,000	396,655
Fixed until 09/13/2033, 6.84% (A), 09/13/2034 (B)	245,000	267,194
		4,025,876
Switzerland - 0.1%
UBS Group AG
Fixed until 11/06/2032, 4.84% (A), 11/06/2033 (B)	345,000	338,954
Fixed until 11/13/2033 (E), 9.25% (A)(B)	420,000	485,164
Fixed until 11/13/2028 (E), 9.25% (A)(B)	200,000	215,270
		1,039,388
United Kingdom - 1.1%
Anglo American Capital PLC
2.63%, 09/10/2030 (B)	200,000	183,502
4.75%, 03/16/2052 (B)	200,000	168,852
5.00%, 03/21/2033 (B)	775,000	768,897
5.75%, 04/05/2034 (B)	215,000	221,771
Barclays PLC
Fixed until 02/24/2031, 4.52% (A), 02/24/2032	200,000	195,357
HSBC Holdings PLC
Fixed until 03/10/2031, 4.68% (A), 03/10/2032	700,000	690,374
Fixed until 05/12/2029, 4.71% (A), 05/12/2030	365,000	363,448
Fixed until 11/19/2027, 5.13% (A), 11/19/2028	480,000	483,176
Fixed until 05/12/2033, 5.21% (A), 05/12/2034	315,000	313,878
Fixed until 05/13/2030, 5.24% (A), 05/13/2031	620,000	626,787
Fixed until 03/10/2036, 5.28% (A), 03/10/2037	465,000	459,593
Fixed until 11/03/2027, 7.39% (A), 11/03/2028	485,000	502,192
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
Imperial Brands Finance PLC
5.63%, 07/01/2035 (B)	$ 625,000	$ 630,620
5.88%, 07/01/2034 (B)	597,000	613,985
NatWest Group PLC
Fixed until 11/10/2033 (E), 8.13% (A)	200,000	221,359
NatWest Markets PLC
4.41%, 11/06/2030 (B)	560,000	550,957
Santander U.K. Group Holdings PLC
Fixed until 09/11/2029, 4.86% (A), 09/11/2030	602,000	601,526
Fixed until 04/15/2030, 5.69% (A), 04/15/2031	590,000	605,178
Standard Chartered PLC
Fixed until 02/08/2029, 7.02% (A), 02/08/2030 (B)	715,000	751,998
Vodafone Group PLC
6.10%, 06/18/2056	150,000	147,339
		9,100,789
United States - 19.6%
AbbVie, Inc.
4.05%, 11/21/2039	490,000	431,789
4.25%, 11/21/2049	37,000	30,205
4.40%, 11/06/2042	167,000	146,816
4.63%, 10/01/2042	442,000	399,947
5.50%, 03/15/2064	51,000	49,048
ADT Security Corp.
4.88%, 07/15/2032 (B)	340,000	321,311
AES Corp.
5.45%, 06/01/2028	317,000	320,483
5.80%, 03/15/2032	150,000	152,001
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.50%, 03/31/2031 (B)	157,000	153,404
Alexandria Real Estate Equities, Inc.
2.00%, 05/18/2032	620,000	522,138
3.38%, 08/15/2031	230,000	211,858
5.25%, 03/15/2036	290,000	285,127
Alliant Energy Corp.
Fixed until 01/01/2031, 5.75% (A), 04/01/2056	130,000	128,528
Alphabet, Inc.
5.75%, 02/15/2066	235,000	232,484
Altria Group, Inc.
2.45%, 02/04/2032	480,000	422,301
3.40%, 02/04/2041	475,000	363,367
Amazon.com, Inc.
4.65%, 11/20/2035	91,000	88,495
5.65%, 03/13/2046	245,000	242,533
5.80%, 03/13/2056	778,000	773,037
6.05%, 03/13/2076	135,000	134,592
Amcor Flexibles North America, Inc.
5.10%, 03/17/2030	180,000	181,906
5.13%, 03/12/2036	322,000	316,292
5.50%, 03/17/2035	285,000	290,074
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
American Airlines Pass-Through Trust
3.95%, 01/11/2032	$ 27,400	$ 26,203
4.10%, 07/15/2029	148,531	145,899
5.25%, 05/10/2040	140,000	138,885
5.75%, 11/10/2036	155,000	154,166
American Honda Finance Corp.
4.90%, 04/10/2031	220,000	219,218
American Tower Corp.
5.20%, 02/15/2029	412,000	417,392
Amgen, Inc.
2.45%, 02/21/2030	586,000	543,476
3.15%, 02/21/2040	137,000	106,814
4.20%, 02/22/2052	369,000	290,096
4.66%, 06/15/2051	75,000	63,723
4.88%, 03/01/2053	294,000	255,872
5.65%, 03/02/2053	160,000	155,728
5.75%, 03/02/2063	267,000	258,910
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 01/15/2042	460,000	433,877
Antero Resources Corp.
5.38%, 03/01/2030 (B)	303,000	305,155
5.40%, 02/01/2036	340,000	334,640
Apple, Inc.
2.95%, 09/11/2049	200,000	130,268
AT&T, Inc.
2.55%, 12/01/2033	873,000	733,235
3.50%, 06/01/2041 - 09/15/2053	304,000	225,000
3.55%, 09/15/2055	358,000	230,532
3.65%, 09/15/2059	354,000	226,246
5.40%, 02/15/2034	133,000	134,827
5.55%, 11/01/2045	465,000	436,932
5.70%, 11/01/2054	55,000	51,128
6.00%, 04/30/2056	320,000	309,267
Athene Global Funding
5.03%, 07/17/2030 (B)	705,000	698,645
5.54%, 08/22/2035 (B)	236,000	232,293
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
5.00%, 06/15/2036	210,000	205,401
5.85%, 06/15/2056	505,000	498,876
Bank of America Corp.
Fixed until 07/23/2030, 1.90% (A), 07/23/2031	228,000	203,353
Fixed until 10/24/2030, 1.92% (A), 10/24/2031	228,000	202,310
Fixed until 04/22/2031, 2.69% (A), 04/22/2032	470,000	425,733
Fixed until 10/22/2029, 2.88% (A), 10/22/2030	1,159,000	1,093,282
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	1,127,000	1,108,162
Fixed until 03/08/2032, 3.85% (A), 03/08/2037	439,000	407,976
Fixed until 02/07/2029, 3.97% (A), 02/07/2030	608,000	596,551
Fixed until 04/23/2031, 4.70% (A), 04/23/2032	1,520,000	1,507,220
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bank of America Corp. (continued)
Fixed until 02/06/2036, 5.05% (A), 02/06/2037	$ 320,000	$ 315,159
Fixed until 04/25/2028, 5.20% (A), 04/25/2029	744,000	750,945
Fixed until 04/25/2033, 5.29% (A), 04/25/2034	351,000	355,677
Fixed until 10/25/2034, 5.52% (A), 10/25/2035	250,000	251,156
Fixed until 09/15/2028, 5.82% (A), 09/15/2029	719,000	735,770
Fixed until 07/26/2030 (E), 6.25% (A)	316,000	319,796
BAT Capital Corp.
3.73%, 09/25/2040	377,000	303,751
4.54%, 08/15/2047	300,000	247,310
5.83%, 02/20/2031	40,000	41,667
7.08%, 08/02/2043	415,000	462,254
Beignet Investor LLC
6.58%, 05/30/2049 (B)	446,000	454,988
Berkshire Hathaway Energy Co.
4.60%, 05/01/2053	54,000	45,025
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	56,000	42,372
Berry Global, Inc.
5.80%, 06/15/2031	279,000	289,301
Bimbo Bakeries USA, Inc.
6.05%, 01/15/2029 (B)	219,000	224,776
Biogen, Inc.
3.25%, 02/15/2051	81,000	53,325
5.20%, 09/15/2045	100,000	92,602
5.75%, 05/15/2035	20,000	20,843
6.45%, 05/15/2055	665,000	710,916
Boeing Co.
3.95%, 08/01/2059	250,000	178,480
5.81%, 05/01/2050	327,000	323,065
7.01%, 05/01/2064	136,000	154,665
Bristol-Myers Squibb Co.
2.35%, 11/13/2040	51,000	35,769
3.70%, 03/15/2052	99,000	72,560
5.55%, 02/22/2054	92,000	89,845
Brixmor Operating Partnership LP
4.85%, 02/15/2033 (C)	210,000	206,590
5.50%, 02/15/2034	115,000	117,321
Broadcom, Inc.
3.14%, 11/15/2035 (B)	134,000	113,828
3.42%, 04/15/2033	573,000	522,339
3.47%, 04/15/2034	153,000	137,392
4.55%, 02/15/2032	83,000	81,881
4.80%, 02/15/2036	254,000	246,494
5.20%, 07/15/2035	41,000	41,138
Bunge Ltd. Finance Corp.
4.65%, 09/17/2034	130,000	125,501
4.80%, 03/19/2033	232,000	229,316
5.15%, 03/19/2036	560,000	556,237
Burlington Northern Santa Fe LLC
3.90%, 08/01/2046	222,000	175,248
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Burlington Northern Santa Fe LLC (continued)
4.15%, 04/01/2045	$ 46,000	$ 38,184
4.38%, 09/01/2042	46,000	40,557
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 (B)	240,000	216,140
7.00%, 02/01/2033 (B)	500,000	490,343
Celanese U.S. Holdings LLC
7.38%, 07/15/2032	300,000	315,530
Cencora, Inc.
2.70%, 03/15/2031	57,000	51,963
2.80%, 05/15/2030	75,000	69,948
4.60%, 02/13/2033	145,000	141,855
4.90%, 02/13/2036	234,000	227,989
CF Industries, Inc.
4.95%, 06/01/2043	26,000	23,416
Charles Schwab Corp.
Fixed until 05/21/2036, 5.49% (A), 05/21/2037	300,000	304,047
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	74,000	68,946
6.48%, 10/23/2045	226,000	207,182
6.55%, 06/01/2034	280,000	285,839
6.65%, 02/01/2034	426,000	437,083
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	219,000	211,764
Cheniere Energy Partners LP
3.25%, 01/31/2032	404,000	370,253
4.00%, 03/01/2031	155,000	149,118
4.50%, 10/01/2029	240,000	238,401
5.75%, 08/15/2034	316,000	325,731
Cheniere Energy, Inc.
4.63%, 10/15/2028	315,000	314,245
Citibank NA
Fixed until 06/18/2031, 4.85% (A), 06/18/2032	700,000	699,501
Citigroup, Inc.
Fixed until 11/05/2029, 2.98% (A), 11/05/2030	549,000	518,399
Fixed until 10/27/2027, 3.52% (A), 10/27/2028	447,000	440,951
Fixed until 09/11/2030, 4.50% (A), 09/11/2031	274,000	270,433
Fixed until 05/07/2030, 4.95% (A), 05/07/2031	1,000,000	1,003,309
Fixed until 09/11/2035, 5.17% (A), 09/11/2036	257,000	255,568
Fixed until 03/27/2035, 5.33% (A), 03/27/2036	830,000	835,987
Fixed until 02/13/2034, 5.83% (A), 02/13/2035	239,000	243,600
Fixed until 02/15/2030 (E), 6.75% (A)	510,000	517,119
Fixed until 08/15/2030 (E), 6.88% (A)	267,000	273,440
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Citigroup, Inc. (continued)
Fixed until 02/15/2030 (E), 6.95% (A)	$ 315,000	$ 322,253
Fixed until 08/15/2029 (E), 7.13% (A)	209,000	213,825
CMS Energy Corp.
Fixed until 09/01/2030, 3.75% (A), 12/01/2050	169,000	156,791
Colonial Enterprises, Inc.
5.63%, 11/15/2035 (B)	240,000	239,898
Columbia Pipelines Holding Co. LLC
5.00%, 11/17/2032 (B)	365,000	360,957
5.10%, 10/01/2031 (B)	35,000	35,033
5.68%, 01/15/2034 (B)	145,000	148,062
Columbia Pipelines Operating Co. LLC
5.51%, 05/15/2036 (B)	55,000	55,221
5.93%, 08/15/2030 (B)	129,000	133,974
6.04%, 11/15/2033 (B)	422,000	443,045
Comcast Corp.
2.89%, 11/01/2051	884,000	501,000
2.94%, 11/01/2056	273,000	147,854
3.75%, 04/01/2040	178,000	142,271
5.17%, 01/15/2037 (B)	122,000	117,216
ConocoPhillips Co.
5.70%, 09/15/2063	213,000	206,716
Constellation Energy Generation LLC
4.63%, 02/01/2029 (B)	365,000	362,897
5.00%, 02/01/2031 (B)	105,000	104,971
Consumers Energy Co.
3.95%, 05/15/2043	224,000	182,795
COPT Defense Properties LP
2.75%, 04/15/2031	316,000	286,620
4.50%, 10/15/2030	176,000	173,418
Corebridge Global Funding
4.90%, 08/21/2032 (B)	205,000	202,408
CRH America Finance, Inc.
4.40%, 02/09/2031	95,000	93,544
Crown Castle, Inc.
2.10%, 04/01/2031	365,000	321,011
2.25%, 01/15/2031	480,000	427,509
5.60%, 06/01/2029	404,000	412,995
CVS Health Corp.
4.13%, 04/01/2040	145,000	123,640
5.88%, 06/01/2053	370,000	361,658
Devon Energy Corp.
5.40%, 02/15/2035 (B)	213,000	213,834
Diamondback Energy, Inc.
5.75%, 04/18/2054	215,000	209,021
Dominion Energy, Inc.
3.30%, 04/15/2041	305,000	232,007
4.90%, 08/01/2041	299,000	275,513
Fixed until 11/15/2030, 6.00% (A), 02/15/2056	526,000	528,329
Dow Chemical Co.
4.38%, 11/15/2042	310,000	250,001
5.95%, 03/15/2055	360,000	334,483
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
DT Midstream, Inc.
4.13%, 06/15/2029 (B)	$ 159,000	$ 155,823
DTE Energy Co.
5.20%, 04/01/2030	650,000	659,359
Duke Energy Carolinas LLC
4.00%, 09/30/2042	159,000	131,881
Duke Energy Corp.
5.70%, 09/15/2055	168,000	161,620
Duke Energy Indiana LLC
2.75%, 04/01/2050	181,000	111,219
5.40%, 04/01/2053	227,000	213,160
Duke Energy Ohio, Inc.
5.30%, 06/15/2035	510,000	514,698
Duke Energy Progress LLC
2.90%, 08/15/2051	230,000	143,613
DuPont de Nemours, Inc.
5.32%, 11/15/2038	397,000	392,390
5.42%, 11/15/2048	24,000	22,630
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (B)	336,000	332,130
Eaton Corp.
4.15%, 11/02/2042	315,000	270,943
Edison International
5.00%, 05/05/2028	80,000	80,083
5.25%, 03/15/2032	134,000	132,174
EIDP, Inc.
5.13%, 05/15/2032	200,000	202,324
Elevance Health, Inc.
2.88%, 09/15/2029	160,000	151,418
4.63%, 05/15/2042	123,000	109,217
4.65%, 01/15/2043	86,000	76,227
6.10%, 10/15/2052	133,000	136,397
Eli Lilly & Co.
5.65%, 10/15/2065	100,000	100,110
Emera U.S. Finance LLC
5.20%, 04/01/2033	475,000	472,982
Emera U.S. Finance LP
2.64%, 06/15/2031	416,000	373,716
4.75%, 06/15/2046	129,000	109,939
Energy Transfer LP
5.60%, 09/01/2034	199,000	203,095
5.95%, 05/15/2054	95,000	90,929
6.00%, 02/01/2029 (B)	1,149,000	1,158,070
6.20%, 04/01/2055	230,000	227,425
6.30%, 01/15/2056	215,000	215,715
Fixed until 11/15/2030, 6.50% (A), 02/15/2056	528,000	532,415
6.55%, 12/01/2033	76,000	82,229
7.38%, 02/01/2031 (B)	189,000	194,649
Entergy Arkansas LLC
4.95%, 12/15/2044	51,000	45,559
Entergy Corp.
Fixed until 03/15/2031, 5.88% (A), 06/15/2056	325,000	325,051
Fixed until 09/01/2029, 7.13% (A), 12/01/2054	558,000	576,922
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Entergy Louisiana LLC
2.90%, 03/15/2051	$ 333,000	$ 208,777
5.70%, 03/15/2054	132,000	129,908
5.80%, 03/15/2055	220,000	219,960
Entergy Mississippi LLC
3.50%, 06/01/2051	38,000	26,582
Entergy Texas, Inc.
5.15%, 06/01/2045	15,000	13,812
5.55%, 09/15/2054	62,000	59,437
EQT Corp.
4.75%, 01/15/2031	382,000	378,414
Equitable America Global Funding
4.70%, 09/15/2032 (B)	553,000	541,861
Equitable Holdings, Inc.
4.57%, 02/15/2029 (B)	152,000	150,357
EUSHI Finance, Inc.
Fixed until 01/01/2031, 6.25% (A), 04/01/2056	212,000	210,898
Expand Energy Corp.
4.75%, 02/01/2032	487,000	474,627
5.38%, 02/01/2029 - 03/15/2030	621,000	623,110
Extra Space Storage LP
4.95%, 01/15/2033	90,000	89,082
5.50%, 07/01/2030	439,000	449,238
FedEx Corp.
3.25%, 05/15/2041	141,000	110,618
Fifth Third Bancorp
Fixed until 04/25/2032, 4.34% (A), 04/25/2033	190,000	183,228
Fixed until 04/29/2031, 4.57% (A), 04/29/2032	190,000	186,536
Fiserv, Inc.
5.25%, 08/11/2035	240,000	233,797
Ford Motor Co.
3.25%, 02/12/2032	115,000	101,363
Ford Motor Credit Co. LLC
5.42%, 04/09/2031	515,000	510,618
5.80%, 03/08/2029	200,000	201,751
6.47%, 05/22/2036	485,000	492,722
6.53%, 03/19/2032	205,000	211,876
7.20%, 06/10/2030	574,000	604,953
Foundry JV Holdco LLC
5.50%, 01/25/2031 (B)	200,000	204,464
6.10%, 01/25/2036 (B)	200,000	210,843
6.20%, 01/25/2037 (B)	200,000	211,487
6.25%, 01/25/2035 (B)	1,085,000	1,151,699
GE Vernova, Inc.
5.50%, 02/04/2056	235,000	227,958
General Motors Co.
5.15%, 04/01/2038	81,000	77,173
5.95%, 04/01/2049 (C)	129,000	124,253
General Motors Financial Co., Inc.
5.10%, 09/15/2031	270,000	270,513
5.90%, 01/07/2035	430,000	441,859
5.95%, 04/04/2034	306,000	316,684
6.10%, 01/07/2034	144,000	150,232
6.15%, 07/15/2035	130,000	135,472
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Glencore Funding LLC
5.51%, 04/01/2036 (B)	$ 125,000	$ 125,735
5.67%, 04/01/2035 (B)	402,000	412,063
Global Payments, Inc.
2.90%, 11/15/2031	600,000	528,500
4.88%, 11/15/2030	1,245,000	1,223,927
5.20%, 11/15/2032	175,000	170,913
5.55%, 11/15/2035	200,000	193,885
Goldman Sachs Group, Inc.
Fixed until 09/10/2026, 1.54% (A), 09/10/2027	984,000	978,498
Fixed until 10/31/2037, 4.02% (A), 10/31/2038	277,000	243,053
Fixed until 10/21/2030, 4.37% (A), 10/21/2031	1,055,000	1,031,828
Fixed until 01/21/2031, 4.52% (A), 01/21/2032	535,000	524,904
Fixed until 04/20/2029, 4.59% (A), 04/20/2030	725,000	720,908
Fixed until 10/23/2029, 4.69% (A), 10/23/2030	216,000	214,976
Fixed until 06/03/2031, 4.97% (A), 06/03/2032	1,765,000	1,763,982
Fixed until 04/20/2033, 5.09% (A), 04/20/2034	720,000	717,112
Fixed until 07/23/2034, 5.33% (A), 07/23/2035	931,000	934,158
Fixed until 02/02/2036, 5.39% (A), 02/02/2041	300,000	292,236
Fixed until 06/03/2036, 5.43% (A), 06/03/2037	66,000	66,227
Fixed until 10/24/2028, 6.48% (A), 10/24/2029	1,579,000	1,637,909
Guardian Life Global Funding
4.67%, 09/05/2032 (B)	430,000	424,058
HCA, Inc.
4.60%, 11/15/2032	206,000	200,638
4.63%, 03/15/2052	124,000	100,954
4.70%, 05/15/2031	480,000	475,540
5.25%, 06/15/2049	207,000	185,985
5.50%, 03/01/2032 - 06/15/2047	520,000	525,911
5.70%, 11/15/2055	145,000	138,153
5.95%, 09/15/2054	120,000	117,737
6.20%, 03/01/2055	70,000	71,270
Healthpeak OP LLC
5.38%, 02/15/2035	130,000	130,851
Hess Corp.
6.00%, 01/15/2040	350,000	368,447
Hess Midstream Operations LP
5.50%, 10/15/2030 (B)	607,000	604,699
6.50%, 06/01/2029 (B)	249,000	254,089
Home Depot, Inc.
2.38%, 03/15/2051	458,000	259,854
3.30%, 04/15/2040	118,000	94,640
Honeywell Aerospace, Inc.
4.60%, 03/16/2033 (B)	615,000	603,619
5.73%, 03/16/2056 (B)	450,000	449,979
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Howmet Aerospace, Inc.
4.75%, 04/15/2036	$ 180,000	$ 175,147
Huntington Bancshares, Inc.
Fixed until 02/02/2034, 5.71% (A), 02/02/2035	264,000	270,091
Fixed until 08/21/2028, 6.21% (A), 08/21/2029	262,000	269,692
Hyundai Capital America
5.00%, 06/18/2031 (B)	370,000	369,417
Intel Corp.
3.73%, 12/08/2047	65,000	46,795
4.25%, 12/15/2042	130,000	107,705
5.30%, 05/15/2036	405,000	402,974
ITC Holdings Corp.
2.95%, 05/14/2030 (B)	1,117,000	1,041,877
4.88%, 04/15/2031 (B)	380,000	378,604
5.50%, 04/15/2036 (B)	190,000	192,652
5.65%, 05/09/2034 (B)	492,000	504,263
Jabil, Inc.
4.75%, 02/01/2033	192,000	187,439
JetBlue Pass-Through Trust
2.75%, 11/15/2033	105,667	93,543
Keybank National Association
3.90%, 04/13/2029	590,000	575,515
Kinder Morgan Energy Partners LP
6.38%, 03/01/2041	185,000	195,669
Kinetik Holdings LP
5.88%, 06/15/2030 (B)	677,000	680,934
Kraft Heinz Foods Co.
4.38%, 06/01/2046	89,000	71,197
5.50%, 06/01/2050	220,000	200,631
Kroger Co.
4.45%, 02/01/2047	66,000	54,644
Leidos, Inc.
2.30%, 02/15/2031	655,000	582,314
5.00%, 03/15/2036	270,000	260,052
5.40%, 03/15/2032	249,000	252,188
Lowe's Cos., Inc.
2.80%, 09/15/2041	416,000	296,989
LYB International Finance III LLC
3.38%, 10/01/2040	230,000	168,491
5.88%, 01/15/2036	955,000	957,587
Maple Parent Holdings Corp.
5.05%, 03/26/2031 (B)	725,000	724,428
5.70%, 03/26/2036 (B)	634,000	641,859
6.63%, 03/26/2056 (B)	59,000	62,113
Marathon Petroleum Corp.
4.75%, 09/15/2044	74,000	64,649
Mars, Inc.
5.00%, 03/01/2032 (B)	180,000	181,267
5.20%, 03/01/2035 (B)	260,000	261,034
5.65%, 05/01/2045 (B)	174,000	172,892
Marvell Technology, Inc.
4.75%, 07/15/2030	19,000	18,958
5.75%, 02/15/2029	494,000	506,523
5.95%, 09/15/2033	236,000	247,833
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Massachusetts Electric Co.
1.73%, 11/24/2030 (B)	$ 334,000	$ 292,233
McDonald's Corp.
3.70%, 02/15/2042	271,000	218,939
Merck & Co., Inc.
5.15%, 05/17/2063	86,000	78,185
5.55%, 12/04/2055	483,000	474,341
Meta Platforms, Inc.
4.45%, 08/15/2052	359,000	276,643
5.40%, 08/15/2054	660,000	582,343
5.50%, 11/15/2045	280,000	259,819
5.55%, 08/15/2064	116,000	101,370
5.60%, 05/15/2053	166,000	150,971
6.20%, 05/15/2046	180,000	180,125
6.30%, 05/15/2056	579,000	576,347
MetLife Capital Trust IV
7.88%, 12/15/2067 (B)	425,000	464,997
MetLife, Inc.
Fixed until 03/15/2036, 5.85% (A), 03/15/2056	87,000	85,838
Metropolitan Life Global Funding I
2.95%, 04/09/2030 (B)	230,000	216,090
5.15%, 03/28/2033 (B)	545,000	551,111
Microsoft Corp.
2.53%, 06/01/2050	115,000	68,386
Morgan Stanley
Fixed until 02/13/2031, 1.79% (A), 02/13/2032	417,000	362,755
Fixed until 04/28/2031, 1.93% (A), 04/28/2032	210,000	182,585
Fixed until 09/16/2031, 2.48% (A), 09/16/2036	797,000	691,388
Fixed until 10/22/2030, 4.36% (A), 10/22/2031	330,000	322,652
Fixed until 01/16/2031, 4.49% (A), 01/16/2032	255,000	250,043
Fixed until 10/18/2029, 4.65% (A), 10/18/2030	615,000	611,685
Fixed until 03/12/2031, 4.71% (A), 03/12/2032	1,140,000	1,125,912
Fixed until 04/16/2031, 4.81% (A), 04/16/2032	635,000	630,064
Fixed until 10/22/2035, 4.89% (A), 10/22/2036	279,000	270,197
Fixed until 07/19/2029, 5.04% (A), 07/19/2030	307,000	309,141
Fixed until 01/16/2029, 5.17% (A), 01/16/2030	325,000	327,929
Fixed until 01/15/2030, 5.23% (A), 01/15/2031	480,000	485,414
Fixed until 04/10/2036, 5.30% (A), 04/10/2037	714,000	710,453
Fixed until 07/20/2028, 5.45% (A), 07/20/2029	76,000	77,006
Fixed until 04/18/2029, 5.66% (A), 04/18/2030	461,000	470,916
Morgan Stanley Bank NA
Fixed until 05/10/2029, 4.79% (A), 05/10/2030	880,000	880,869
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Morgan Stanley Private Bank NA
Fixed until 11/19/2030, 4.47% (A), 11/19/2031	$ 990,000	$ 973,052
Fixed until 07/18/2030, 4.73% (A), 07/18/2031	455,000	452,948
MPLX LP
5.40%, 09/15/2035	203,000	202,439
5.95%, 04/01/2055	236,000	228,985
Nevada Power Co.
Fixed until 02/15/2030, 6.25% (A), 05/15/2055	725,000	727,004
New York & Presbyterian Hospital
2.26%, 08/01/2040	234,000	163,856
New York Life Global Funding
1.85%, 08/01/2031 (B)	230,000	199,882
New York Life Insurance Co.
3.75%, 05/15/2050 (B)	72,000	53,159
4.45%, 05/15/2069 (B)	86,000	65,967
Nexstar Media, Inc.
6.50%, 09/15/2033 (B)	320,000	319,911
NextEra Energy Capital Holdings, Inc.
5.90%, 03/15/2055	80,000	79,191
Fixed until 03/15/2034, 6.75% (A), 06/15/2054	216,000	224,972
NiSource, Inc.
5.80%, 02/01/2042	36,000	35,898
Fixed until 08/30/2029, 6.95% (A), 11/30/2054	216,000	223,347
NNN REIT, Inc.
3.00%, 04/15/2052	80,000	50,684
3.50%, 04/15/2051	170,000	120,139
Norfolk Southern Corp.
3.05%, 05/15/2050	218,000	142,306
3.95%, 10/01/2042	76,000	62,679
4.45%, 06/15/2045	165,000	142,036
Northern Natural Gas Co.
3.40%, 10/16/2051 (B)	119,000	80,466
4.30%, 01/15/2049 (B)	58,000	45,504
Northwestern Mutual Life Insurance Co.
3.85%, 09/30/2047 (B)	224,000	171,195
6.05%, 06/30/2056 (B)	454,000	461,987
6.06%, 03/30/2040 (B)	284,000	292,050
NRG Energy, Inc.
4.45%, 06/15/2029 (B)	439,000	432,403
4.73%, 10/15/2030 (B)	230,000	227,169
4.96%, 04/30/2031 (B)	620,000	613,158
5.41%, 10/15/2035 (B)	325,000	319,434
7.00%, 03/15/2033 (B)	243,000	263,603
NVIDIA Corp.
5.63%, 06/15/2056	470,000	466,524
Occidental Petroleum Corp.
4.63%, 06/15/2045	164,000	139,844
Ohio Power Co.
2.90%, 10/01/2051	218,000	133,532
ONEOK, Inc.
5.05%, 04/01/2045	80,000	70,511
5.40%, 10/15/2035	720,000	718,766
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
ONEOK, Inc. (continued)
5.60%, 04/01/2044	$ 338,000	$ 319,064
5.63%, 01/15/2028 (B)	212,000	214,084
Oracle Corp.
3.60%, 04/01/2040 - 04/01/2050	515,000	336,662
3.65%, 03/25/2041	580,000	416,501
3.85%, 07/15/2036	78,000	64,750
3.95%, 03/25/2051	277,000	177,220
4.00%, 07/15/2046	45,000	30,353
4.38%, 05/15/2055	180,000	120,155
4.95%, 02/04/2031	390,000	381,822
5.35%, 05/04/2033	577,000	560,482
5.38%, 09/27/2054	77,000	60,389
5.70%, 02/04/2036	62,000	60,044
6.00%, 08/03/2055	375,000	319,276
6.55%, 02/04/2046	230,000	216,818
6.70%, 02/04/2056	435,000	409,427
6.85%, 02/04/2066	290,000	269,928
Ovintiv, Inc.
6.25%, 07/15/2033	162,000	170,416
6.50%, 02/01/2038	51,000	53,710
Pacific Gas & Electric Co.
3.25%, 06/01/2031	415,000	382,813
4.40%, 03/01/2032	121,000	116,933
4.45%, 04/15/2042	326,000	269,929
4.50%, 07/01/2040	416,371	358,317
4.60%, 06/15/2043	333,000	276,328
6.10%, 01/15/2029	136,000	140,034
6.15%, 01/15/2033	83,000	86,710
PacifiCorp
2.90%, 06/15/2052	78,000	46,653
PECO Energy Co.
2.80%, 06/15/2050	266,000	165,611
PG&E Corp.
Fixed until 12/15/2029, 7.38% (A), 03/15/2055	318,000	324,036
Philip Morris International, Inc.
3.88%, 08/21/2042	253,000	206,354
4.63%, 10/29/2035	855,000	823,159
4.75%, 11/01/2031	465,000	466,518
Piedmont Natural Gas Co., Inc.
3.35%, 06/01/2050	202,000	137,807
Pioneer Natural Resources Co.
2.15%, 01/15/2031	518,000	464,502
PNC Financial Services Group, Inc.
Fixed until 09/15/2026 (E), 3.40% (A)	11,000	10,957
Fixed until 07/21/2035, 5.37% (A), 07/21/2036	125,000	126,154
Fixed until 01/25/2036, 5.42% (A), 01/25/2041	275,000	270,171
Fixed until 01/22/2034, 5.68% (A), 01/22/2035	216,000	222,589
Fixed until 10/20/2033, 6.88% (A), 10/20/2034	189,000	208,661
PR RNO Property Owner 1 LLC
6.50%, 05/01/2031 (B)	330,000	329,524
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Prologis LP
5.25%, 05/15/2035	$ 85,000	$ 85,869
Prudential Financial, Inc.
Fixed until 12/15/2033, 6.50% (A), 03/15/2054	184,000	190,476
Public Service Co. of Colorado
2.70%, 01/15/2051	132,000	79,074
4.30%, 03/15/2044	185,000	155,001
4.50%, 06/01/2052	125,000	102,947
Public Service Co. of Oklahoma
5.45%, 01/15/2036	725,000	732,277
Puget Energy, Inc.
5.73%, 03/15/2035	422,000	424,685
Qnity Electronics, Inc.
5.75%, 08/15/2032 (B)	156,000	156,831
Quanta Services, Inc.
2.90%, 10/01/2030	103,000	95,818
4.50%, 01/15/2031	435,000	429,695
5.10%, 08/09/2035	260,000	258,272
5.25%, 08/09/2034	526,000	531,957
Quest Diagnostics, Inc.
5.00%, 12/15/2034	698,000	693,280
Regal Rexnord Corp.
6.05%, 04/15/2028	361,000	368,602
6.40%, 04/15/2033	147,000	156,022
Road Michigan Property Owner I LLC
7.50%, 03/30/2045 (B)	749,000	746,562
Roper Technologies, Inc.
4.45%, 09/15/2030	100,000	98,660
4.50%, 10/15/2029	166,000	164,942
4.75%, 02/15/2032	91,000	90,063
RTX Corp.
3.13%, 07/01/2050	114,000	76,089
S&P Global, Inc.
2.30%, 08/15/2060	184,000	90,317
Salesforce, Inc.
2.70%, 07/15/2041	250,000	170,697
San Diego Gas & Electric Co.
2.95%, 08/15/2051	222,000	141,538
3.32%, 04/15/2050	65,000	44,123
4.30%, 04/01/2042	37,000	30,828
5.35%, 04/01/2053	299,000	278,743
Santander Holdings USA, Inc.
Fixed until 06/05/2031, 5.22% (A), 06/05/2032	350,000	349,130
Shell Finance U.S., Inc.
5.13%, 10/15/2041 (B)	210,000	201,735
Sierra Pacific Power Co.
Fixed until 09/16/2030, 6.20% (A), 12/15/2055	155,000	153,642
Solventum Corp.
5.45%, 03/13/2031	270,000	276,391
5.60%, 03/23/2034	856,000	876,068
Sonoco Products Co.
4.60%, 09/01/2029	241,000	239,545
5.00%, 09/01/2034 (C)	239,000	234,424
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027	$ 141,000	$ 141,357
5.03%, 10/01/2029	403,000	404,380
Southern California Edison Co.
2.95%, 02/01/2051	196,000	118,093
3.60%, 02/01/2045	168,000	120,572
3.65%, 03/01/2028	185,000	181,987
5.20%, 06/01/2034	365,000	361,760
5.25%, 03/15/2030	189,000	191,110
5.70%, 03/01/2053	69,000	63,682
Southern Co. Gas Capital Corp.
1.75%, 01/15/2031	121,000	106,562
5.75%, 09/15/2033	135,000	140,478
Southern Power Co.
4.90%, 10/01/2035	682,000	661,662
5.15%, 09/15/2041	329,000	313,112
5.25%, 07/15/2043	314,000	295,213
Space Exploration Technologies Corp.
5.35%, 07/15/2031 (B)	615,000	613,398
5.65%, 07/15/2033 (B)	340,000	337,974
Sprint Capital Corp.
6.88%, 11/15/2028	327,000	342,583
State Street Corp.
Fixed until 04/23/2031, 4.56% (A), 04/23/2032	360,000	355,877
Stellantis Finance U.S., Inc.
5.75%, 03/18/2030 (B)	230,000	229,854
6.45%, 03/18/2035 (B)	310,000	304,798
Stellantis Financial Services U.S. Corp.
5.40%, 06/15/2029 (B)	200,000	199,293
5.80%, 06/15/2031 (B)	200,000	197,670
Synopsys, Inc.
4.85%, 04/01/2030	260,000	260,435
5.00%, 04/01/2032	126,000	126,221
5.15%, 04/01/2035	225,000	223,714
Teachers Insurance & Annuity Association of America
6.05%, 06/15/2056 (B)	305,000	307,752
6.85%, 12/16/2039 (B)	610,000	674,577
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030 (B)	66,000	61,821
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	185,000	205,048
Time Warner Cable LLC
4.50%, 09/15/2042	65,000	48,990
5.50%, 09/01/2041	730,000	624,614
5.88%, 11/15/2040	108,000	96,576
6.55%, 05/01/2037	316,000	313,244
T-Mobile USA, Inc.
3.30%, 02/15/2051	455,000	296,796
3.88%, 04/15/2030	263,000	254,841
5.13%, 05/15/2032	319,000	322,295
6.70%, 12/15/2033	272,000	297,224
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Truist Financial Corp.
Fixed until 10/23/2035, 4.96% (A), 10/23/2036	$ 330,000	$ 320,994
Fixed until 01/26/2033, 5.12% (A), 01/26/2034	659,000	657,989
Trustees of Boston University
3.17%, 10/01/2050	282,000	183,972
U.S. Bancorp
Fixed until 01/23/2034, 5.68% (A), 01/23/2035	178,000	183,784
Fixed until 06/10/2033, 5.84% (A), 06/12/2034	287,000	299,242
Uber Technologies, Inc.
4.50%, 08/15/2029 (B)	380,000	377,224
4.80%, 09/15/2035	300,000	291,766
UDR, Inc.
5.13%, 09/01/2034	415,000	413,290
Union Electric Co.
5.20%, 04/01/2034	370,000	374,821
5.25%, 01/15/2054	178,000	164,910
United Airlines Pass-Through Trust
2.88%, 04/07/2030	317,119	305,255
5.88%, 08/15/2038	339,248	340,301
UnitedHealth Group, Inc.
2.75%, 05/15/2040	167,000	123,386
3.05%, 05/15/2041	86,000	64,885
3.25%, 05/15/2051	194,000	130,631
3.50%, 08/15/2039	539,000	443,506
5.38%, 04/15/2054	44,000	41,420
University of Miami
4.06%, 04/01/2052	272,000	204,916
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (B)	437,000	416,877
4.13%, 08/15/2031 (B)	110,000	103,274
6.25%, 01/15/2030 (B)	340,000	348,223
Venture Global Plaquemines LNG LLC
6.75%, 01/15/2036 (B)	52,000	55,135
Veralto Corp.
5.35%, 09/18/2028	314,000	318,350
Verizon Communications, Inc.
1.75%, 01/20/2031	929,000	816,042
5.40%, 07/02/2037	547,000	545,531
Fixed until 02/14/2033, 6.05% (A), 05/14/2058	616,000	621,689
Fixed until 02/14/2036, 6.20% (A), 05/14/2056	42,000	42,461
Virginia Electric & Power Co.
2.45%, 12/15/2050	274,000	156,926
4.65%, 08/15/2043	195,000	172,983
5.70%, 08/15/2053	71,000	69,895
Vistra Operations Co. LLC
4.60%, 10/15/2030 (B)	67,000	65,916
5.25%, 10/15/2035 (B)	161,000	156,590
5.35%, 01/31/2036 (B)	795,000	779,099
5.70%, 12/30/2034 (B)	176,000	177,904
6.95%, 10/15/2033 (B)	345,000	375,406
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Volkswagen Group of America Finance LLC
5.80%, 03/27/2035 (B)	$ 245,000	$ 247,614
Wells Fargo & Co.
Fixed until 05/20/2031, 4.84% (A), 05/20/2032	780,000	777,363
Fixed until 01/23/2036, 4.96% (A), 01/23/2037	1,203,000	1,174,465
Fixed until 04/23/2030, 5.15% (A), 04/23/2031	2,113,000	2,135,179
Fixed until 01/24/2030, 5.24% (A), 01/24/2031	580,000	587,923
Fixed until 07/25/2033, 5.56% (A), 07/25/2034	640,000	655,397
Fixed until 06/15/2031 (E), 6.13% (A)	327,000	330,871
WP Carey, Inc.
2.40%, 02/01/2031	403,000	362,421
2.45%, 02/01/2032	283,000	247,091
Zimmer Biomet Holdings, Inc.
5.50%, 02/19/2035	79,000	80,421
		159,454,831
Total Corporate Debt Securities (Cost $207,707,767)		204,411,983
U.S. GOVERNMENT OBLIGATIONS - 16.0%
U.S. Treasury - 16.0%
U.S. Treasury Bonds
1.13%, 05/15/2040	300	190
1.88%, 02/15/2051	384,000	213,435
2.25%, 02/15/2052	1,465,000	882,033
2.38%, 05/15/2051	1,480,000	925,578
2.88%, 05/15/2043 - 05/15/2052	1,860,000	1,366,956
3.00%, 08/15/2052	640,000	453,775
3.13%, 02/15/2043	1,720,000	1,375,127
3.63%, 08/15/2043	975,000	830,540
3.88%, 05/15/2043	1,650,000	1,458,381
4.00%, 11/15/2052	832,300	712,137
4.13%, 08/15/2044	3,735,000	3,377,841
4.25%, 02/15/2054 - 08/15/2054	8,809,000	7,862,757
4.38%, 05/15/2040	125,000	120,840
4.50%, 02/15/2044 - 11/15/2054	3,575,000	3,383,183
4.63%, 11/15/2044 - 11/15/2045	4,962,600	4,778,338
4.75%, 05/15/2055	55,000	53,352
U.S. Treasury Bonds, Principal Only STRIPS
11/15/2026 - 11/15/2040	20,060,000	15,540,193
02/15/2040 - 08/15/2041 (C)	3,430,000	1,640,527
U.S. Treasury Notes
1.13%, 10/31/2026 (F)	3,320,000	3,289,557
1.25%, 04/30/2028 - 06/30/2028	3,720,000	3,516,556
1.38%, 10/31/2028	15,290,000	14,346,918
1.63%, 10/31/2026 - 08/15/2029	625,000	617,725
1.75%, 12/31/2026	130,000	128,594
2.00%, 11/15/2026	245,000	243,231
2.25%, 02/15/2027	185,000	183,005
2.50%, 03/31/2027	2,211,000	2,186,472
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
2.63%, 05/31/2027	$ 17,327,000	$ 17,097,823
2.88%, 05/15/2028	355,000	346,804
3.50%, 09/30/2027 (F)	100,000	99,215
3.50%, 02/28/2031	2,500,000	2,426,660
3.88%, 05/31/2027 (F)	520,000	518,928
4.13%, 01/31/2027 (F)	5,081,700	5,084,869
4.13%, 09/30/2027 - 11/30/2029	33,380,000	33,330,228
4.25%, 11/30/2026	1,565,000	1,567,066
U.S. Treasury STRIPS
Zero Coupon, 02/15/2037 - 08/15/2037	507,000	306,040
		130,264,874
U.S. Treasury Inflation-Protected Securities - 0.0% *
U.S. Treasury Inflation-Protected Indexed Bonds
2.50%, 01/15/2029	77,533	78,502
		78,502
Total U.S. Government Obligations (Cost $134,738,743)		130,343,376
ASSET-BACKED SECURITIES - 2.0%
United States - 2.0%
American Credit Acceptance Receivables Trust Series 2024-4, Class D, 5.34%, 08/12/2031 (B)	193,000	194,274
AMSR Trust
Series 2026-SFR1, Class A, 3.78%, 04/17/2043 (B)	375,000	354,862

Series 2024-SFR2, Class A, 4.15%, 11/17/2041 (B)	725,000	707,698
Aqua Finance Issuer Trust
Series 2025-B, Class A, 4.79%, 05/17/2051 (B)	242,883	241,449

Series 2025-A, Class A, 5.25%, 12/19/2050 (B)	287,694	288,051

Bridge Trust Series 2025-SFR1, Class B, 4.20%, 09/17/2042 (B)	403,901	380,387
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class C, 4.44%, 11/17/2031	136,000	134,362

Series 2025-4, Class C, 4.80%, 08/15/2031	124,000	123,645

Capital One Multi-Asset Execution Trust Series 2025-A3, Class A, 4.65%, 10/15/2037	904,000	886,512
Consumer Portfolio Services Auto Trust Series 2025-B, Class C, 5.12%, 07/15/2031 (B)	390,000	391,390
COOPR Residential Mortgage Trust
Series 2025-CES3, Class A1A, 4.84% (A), 09/25/2060 (B)	573,481	566,358

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)

Series 2025-CES1, Class A1A, 5.65% (A), 05/25/2060 (B)	$ 320,472	$ 321,302

CoreVest American Finance Trust Series 2019-3, Class A, 2.71%, 10/15/2052 (B)	22,810	22,769
Credit Acceptance Auto Loan Trust
Series 2025-2A, Class B, 4.87%, 01/15/2036 (B)	195,000	193,636

Series 2025-1A, Class C, 5.71%, 07/16/2035 (B)	760,000	762,902
Foundation Finance Trust
Series 2025-3A, Class A, 4.56%, 08/15/2052 (B)	302,007	298,478

Series 2025-1A, Class A, 4.95%, 04/15/2050 (B)	310,162	309,321

GoodLeap Home Improvement Solutions Trust Series 2026-1A, Class A, 5.31%, 12/20/2049 (B)	161,115	160,008
GreatAmerica Leasing Receivables Funding LLC Series 2025-1, Class A4, 4.58%, 01/15/2032 (B)	193,000	192,879
GreenSky Home Improvement Issuer Trust Series 2025-2A, Class A3, 5.02%, 06/25/2060 (B)	135,000	135,535
Lendmark Funding Trust
Series 2021-2A, Class A, 2.00%, 04/20/2032 (B)	600,000	583,688

Series 2025-2A, Class A, 4.78%, 10/20/2034 (B)	1,030,000	1,024,606

Series 2025-1A, Class C, 5.68%, 09/20/2034 (B)	230,000	230,739
Mariner Finance Issuance Trust
Series 2025-BA, Class A, 4.59%, 11/22/2038 (B)	346,000	343,212

Series 2026-AA, Class A, 5.01%, 05/20/2039 (B)	366,000	365,947

NMEF Funding LLC Series 2025-B, Class A2, 4.64%, 01/18/2033 (B)	326,793	327,012
OneMain Financial Issuance Trust Series 2020-2A, Class B, 2.21%, 09/14/2035 (B)	465,000	451,706
Oportun Issuance Trust
Series 2026-A, Class B, 5.06%, 01/09/2034 (B)	390,000	387,788

Series 2025-D, Class C, 5.80%, 02/08/2033 (B)	179,000	178,663

P4 SFR Holdco LLC Series 2019-STL, Class A, 7.25%, 10/11/2026	770,392	763,844
Progress Residential Trust
Series 2025-SFR2, Class A, 3.31%, 04/17/2042 (B)	546,048	514,475

Series 2025-SFR3, Class A, 3.39%, 07/17/2042 (B)	400,000	376,821

Series 2026-SFR2, Class A, 4.24%, 05/17/2043 (B)	100,000	96,490
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
RCKT Mortgage Trust
Series 2026-CES2, Class A1A, 4.76% (A), 02/25/2056 (B)	$ 438,176	$ 433,404

Series 2025-CES9, Class A1A, 4.80% (A), 09/25/2055 (B)	358,686	354,410

Series 2025-CES11, Class A1A, 4.97% (A), 11/25/2055 (B)	287,120	285,151

Series 2025-CES12, Class A1A, 5.03% (A), 11/25/2055 (B)	389,642	386,776

Research-Driven Pagaya Motor Trust Series 2025-5A, Class A3, 4.84%, 06/26/2034 (B)	500,000	497,800
Santander Drive Auto Receivables Trust
Series 2025-3, Class C, 4.68%, 09/15/2031	205,000	204,279

Series 2024-4, Class D, 5.32%, 12/15/2031	200,000	200,695
SCF Equipment Leasing LLC
Series 2025-2A, Class A3, 4.33%, 06/20/2036 (B)	505,000	500,643

Series 2025-1A, Class B, 5.23%, 09/20/2034 (B)	667,000	676,495

Sierra Timeshare Receivables Funding LLC Series 2025-2A, Class B, 4.93%, 04/20/2044 (B)	121,762	121,700
Towd Point Mortgage Trust Series 2026-FIX2, Class A1A, 5.31% (A), 04/25/2066 (B)	215,129	213,992
UPG HI Issuer Trust Series 2025-2, Class A, 5.00%, 09/25/2047 (B)	100,768	100,243
Westlake Automobile Receivables Trust Series 2024-1A, Class D, 6.02%, 10/15/2029 (B)	134,000	136,101
Total Asset-Backed Securities (Cost $16,434,740)		16,422,498
MORTGAGE-BACKED SECURITIES - 0.5%
United States - 0.5%
FREMF Mortgage Trust
Series 2018-W5FX, Class BFX, 3.79% (A), 04/25/2028 (B)	1,441,000	1,377,932

LHOME Mortgage Trust
Series 2026-RTL1, Class A1, 4.91% (A), 01/25/2041 (B)	143,000	141,913

MRCD Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (B)	1,230,000	1,113,150

PRM7 Trust
Series 2025-PRM7, Class A, 4.51% (A), 11/10/2042 (B)	496,000	482,587

ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (B)	441,393	446,114

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)

SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, 1-Month Term SOFR + 1.74%, 5.37% (A), 05/15/2039 (B)	$ 246,000	$ 246,308
		3,808,004
Total Mortgage-Backed Securities (Cost $4,089,960)		3,808,004
FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Israel - 0.1%
Israel Government International Bonds
5.63%, 02/19/2035	685,000	699,456
Mexico - 0.2%
Mexico Government International Bonds
3.77%, 05/24/2061	205,000	122,693
4.28%, 08/14/2041	200,000	157,200
4.50%, 01/31/2050	265,000	195,570
4.75%, 03/08/2044	234,000	188,136
5.63%, 09/22/2035	667,000	647,990
6.00%, 05/07/2036	247,000	246,111
6.34%, 05/04/2053	350,000	327,600
		1,885,300
Panama - 0.1%
Panama Government International Bonds
4.50%, 04/16/2050	200,000	159,858
5.23%, 02/23/2034	367,000	360,687
		520,545
Total Foreign Government Obligations (Cost $3,415,628)		3,105,301
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bills 3.79% (G), 10/13/2026 (F)	662,000	654,881
Total Short-Term U.S. Government Obligation (Cost $654,902)		654,881

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (G)	2,627,546	2,627,546
Total Other Investment Company (Cost $2,627,546)		2,627,546
Total Investments (Cost $763,526,013)		788,744,314
Net Other Assets (Liabilities) - 3.2%		25,734,643
Net Assets - 100.0%		$ 814,478,957
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	78	09/30/2026	$16,088,857	$16,078,359	$—	$(10,498)
10-Year U.S. Treasury Notes	637	09/21/2026	69,428,707	70,000,328	571,621	—
30-Year U.S. Treasury Bonds	120	09/21/2026	13,243,576	13,620,000	376,424	—
CAD Currency	28	09/15/2026	2,017,217	1,977,920	—	(39,297)
E-Mini Russell 1000® Index	8	09/18/2026	1,977,997	2,018,600	40,603	—
Euro-BTP Italy Government Bonds	127	09/08/2026	17,161,726	17,318,901	157,175	—
JPY Currency	79	09/14/2026	6,213,006	6,109,662	—	(103,344)
MSCI Emerging Markets Index	70	09/18/2026	6,061,438	6,150,550	89,112	—
S&P 500® E-Mini Index	40	09/18/2026	14,998,330	15,096,500	98,170	—
TOPIX Index	35	09/10/2026	8,393,171	8,616,809	223,638	—
Total					$1,556,743	$(153,139)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	(109)	09/30/2026	$(11,634,618)	$(11,668,109)	$—	$(33,491)
10-Year Japan Government Bonds	(24)	09/14/2026	(18,809,354)	(18,859,621)	—	(50,267)
10-Year U.S. Treasury Ultra Notes	(47)	09/21/2026	(5,208,239)	(5,286,031)	—	(77,792)
CHF Currency	(39)	09/14/2026	(6,183,206)	(6,081,806)	101,400	—
DJ U.S. Real Estate Index	(107)	09/18/2026	(4,216,624)	(4,148,390)	68,234	—
EUR Currency	(14)	09/14/2026	(2,027,629)	(2,004,888)	22,741	—
German Euro Bund	(119)	09/08/2026	(17,157,057)	(17,314,342)	—	(157,285)
MSCI EAFE Index	(12)	09/18/2026	(1,877,496)	(1,887,180)	—	(9,684)
U.S. Treasury Ultra Bonds	(17)	09/21/2026	(1,945,098)	(1,974,656)	—	(29,558)
Total					$192,375	$(358,077)
Total Futures Contracts					$1,749,118	$(511,216)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Agency Obligations	27.4%	$216,152,631
U.S. Government Obligations	16.5	130,343,376
Banks	10.3	81,509,934
Semiconductors & Semiconductor Equipment	4.9	38,906,695
Electric Utilities	3.5	27,930,065
Oil, Gas & Consumable Fuels	3.2	24,908,292
Asset-Backed Securities	2.1	16,422,498
Insurance	1.7	13,248,654
Pharmaceuticals	1.5	12,161,551
Interactive Media & Services	1.5	11,946,065
Food Products	1.5	11,491,952
Software	1.4	10,738,374
Financial Services	1.3	10,066,435
Technology Hardware, Storage & Peripherals	1.2	9,145,826
Communications Equipment	1.2	9,102,443
Automobiles	1.1	8,602,018
Health Care Providers & Services	1.1	8,295,393
Aerospace & Defense	1.0	7,574,498
Biotechnology	0.9	7,391,816
Machinery	0.8	6,588,878
Hotels, Restaurants & Leisure	0.8	6,570,475
Commercial Services & Supplies	0.8	5,969,141
Media	0.8	5,935,568
Broadline Retail	0.7	5,821,216
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Capital Markets	0.7%	$5,809,587
Internet & Catalog Retail	0.6	4,722,737
Chemicals	0.5	4,305,958
Specialty Retail	0.5	4,275,628
IT Services	0.5	4,136,692
Electrical Equipment	0.5	4,083,084
Electronic Equipment, Instruments & Components	0.5	4,080,880
Metals & Mining	0.5	4,012,062
Mortgage-Backed Securities	0.5	3,808,004
Health Care Equipment & Supplies	0.4	3,291,356
Foreign Government Obligations	0.4	3,105,301
Consumer Staples Distribution & Retail	0.4	3,041,463
Construction & Engineering	0.4	3,003,910
Containers & Packaging	0.4	2,820,887
Industrial Conglomerates	0.3	2,660,057
Passenger Airlines	0.3	2,542,758
Entertainment	0.3	2,519,267
Diversified REITs	0.3	2,188,419
Building Products	0.3	2,099,889
Beverages	0.3	2,043,984
Textiles, Apparel & Luxury Goods	0.3	1,977,319
Diversified Telecommunication Services	0.2	1,920,033
Tobacco	0.2	1,874,550
Consumer Finance	0.2	1,853,628
Health Care REITs	0.2	1,776,369
Specialized REITs	0.2	1,732,718
Professional Services	0.2	1,606,433
Transportation Infrastructure	0.2	1,582,991
Automobile Components	0.2	1,572,603
Energy Equipment & Services	0.2	1,559,884
Residential REITs	0.2	1,548,068
Life Sciences Tools & Services	0.2	1,362,391
Household Durables	0.2	1,226,736
Ground Transportation	0.1	1,130,364
Trading Companies & Distributors	0.1	1,037,122
Real Estate Management & Development	0.1	957,828
Multi-Utilities	0.1	950,940
Retail REITs	0.1	902,923
Personal Care Products	0.1	672,363
Gas Utilities	0.1	644,092
Office REITs	0.1	460,038
Household Products	0.1	459,863
Independent Power & Renewable Electricity Producers	0.1	432,901
Air Freight & Logistics	0.1	388,594
Construction Materials	0.0 *	286,043
Industrial REITs	0.0 *	85,869
Hotel & Resort REITs	0.0 *	83,507
Investments	99.6	785,461,887
Short-Term Investments	0.4	3,282,427
Total Investments	100.0%	$ 788,744,314
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$216,152,631	$—	$216,152,631
Common Stocks	154,630,826	56,587,268	—	211,218,094
Corporate Debt Securities	—	204,411,983	—	204,411,983
U.S. Government Obligations	—	130,343,376	—	130,343,376
Asset-Backed Securities	—	16,422,498	—	16,422,498
Mortgage-Backed Securities	—	3,808,004	—	3,808,004
Foreign Government Obligations	—	3,105,301	—	3,105,301
Short-Term U.S. Government Obligation	—	654,881	—	654,881
Other Investment Company	2,627,546	—	—	2,627,546
Total Investments	$157,258,372	$631,485,942	$—	$788,744,314
Other Financial Instruments
Futures Contracts (I)	$1,749,118	$—	$—	$1,749,118
Total Other Financial Instruments	$1,749,118	$—	$—	$1,749,118
LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(511,216)	$—	$—	$(511,216)
Total Other Financial Instruments	$(511,216)	$—	$—	$(511,216)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Floating or variable rate security. The rate disclosed is as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the total value of 144A securities is $74,643,244, representing 9.2% of the
Portfolio's net assets.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $3,881,766, collateralized by cash collateral of $2,627,546 and non-cash collateral, such as U.S. government securities of $1,369,429. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Non-income producing security.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $9,683,700.
(G)	Rate disclosed reflects the yield at June 30, 2026.
(H)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(I)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
PORTFOLIO ABBREVIATION(S) (continued):
CMT	Constant Maturity Treasury
DJ	Dow Jones
EAFE	Europe, Australasia and Far East
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TOPIX	Tokyo Price Index
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Investments, at value (cost $763,526,013) (including securities loaned of $3,881,766)	$788,744,314
Cash	23,720,801
Foreign currency, at value (cost $33,430)	29,721
Receivables and other assets:
Investments sold	188,045
Net income from securities lending	1,351
Shares of beneficial interest sold	41,224
Dividends	118,582
Interest	4,566,847
Tax reclaims	345,879
Variation margin receivable on futures contracts	568,439
Prepaid expenses	3,279
Litigation	33
Total assets	818,328,515
Liabilities:
Cash collateral received upon return of:
Securities on loan	2,627,546
Payables and other liabilities:
Investments purchased	180,523
Shares of beneficial interest redeemed	111,496
Investment management fees	513,631
Distribution and service fees	165,966
Transfer agent costs	1,721
Trustee and CCO fees	4,961
Audit and tax fees	29,987
Custody fees	111,198
Legal fees	5,252
Printing and shareholder reports fees	70,860
Other accrued expenses	26,417
Total liabilities	3,849,558
Net assets	$814,478,957
Net assets consist of:
Capital stock ($0.01 par value)	$565,070
Additional paid-in capital	816,100,656
Total distributable earnings (accumulated losses)	(2,186,769)
Net assets	$814,478,957
Net assets by class:
Initial Class	$58,543,390
Service Class	755,935,567
Shares outstanding:
Initial Class	4,346,115
Service Class	52,160,856
Net asset value and offering price per share:
Initial Class	$13.47
Service Class	14.49
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income	$2,062,096
Interest income	13,901,729
Net income from securities lending	10,685
Withholding taxes on foreign income	(115,989)
Total investment income	15,858,521
Expenses:
Investment management fees	2,966,861
Distribution and service fees:
Service Class	960,245
Transfer agent costs	4,696
Trustee and CCO fees	21,559
Audit and tax fees	29,906
Custody fees	139,012
Legal fees	34,120
Printing and shareholder reports fees	74,326
Insurance fees	607
Other	39,450
Total expenses	4,270,782
Net investment income (loss)	11,587,739
Net realized gain (loss) on:
Investments	16,059,958
Futures contracts	(1,426,631)
Foreign currency transactions	(22,130)
Net realized gain (loss)	14,611,197
Net change in unrealized appreciation (depreciation) on:
Investments	(8,582,035)
Futures contracts	1,305,610
Translation of assets and liabilities denominated in foreign currencies	(16,129)
Net change in unrealized appreciation (depreciation)	(7,292,554)
Net realized and change in unrealized gain (loss)	7,318,643
Net increase (decrease) in net assets resulting from operations	$18,906,382
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$11,587,739	$23,811,831
Net realized gain (loss)	14,611,197	19,666,895
Net change in unrealized appreciation (depreciation)	(7,292,554)	31,052,731
Net increase (decrease) in net assets resulting from operations	18,906,382	74,531,457
Dividends and/or distributions to shareholders:
Initial Class	—	(2,006,659)
Service Class	—	(23,401,378)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(25,408,037)
Capital share transactions:
Proceeds from shares sold:
Initial Class	1,381,081	3,079,514
Service Class	171,149	735,598
	1,552,230	3,815,112
Dividends and/or distributions reinvested:
Initial Class	—	2,006,659
Service Class	—	23,401,378
	—	25,408,037
Cost of shares redeemed:
Initial Class	(4,901,932)	(7,542,550)
Service Class	(59,905,221)	(138,146,148)
	(64,807,153)	(145,688,698)
Net increase (decrease) in net assets resulting from capital share transactions	(63,254,923)	(116,465,549)
Net increase (decrease) in net assets	(44,348,541)	(67,342,129)
Net assets:
Beginning of period/year	858,827,498	926,169,627
End of period/year	$814,478,957	$858,827,498
Capital share transactions - shares:
Shares issued:
Initial Class	104,029	238,608
Service Class	11,918	53,269
	115,947	291,877
Shares reinvested:
Initial Class	—	156,160
Service Class	—	1,689,630
	—	1,845,790
Shares redeemed:
Initial Class	(369,252)	(589,005)
Service Class	(4,194,819)	(10,011,406)
	(4,564,071)	(10,600,411)
Net increase (decrease) in shares outstanding:
Initial Class	(265,223)	(194,237)
Service Class	(4,182,901)	(8,268,507)
	(4,448,124)	(8,462,744)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$13.15	$12.48	$12.29	$11.52	$15.60	$16.13
Investment operations:
Net investment income (loss)(A)	0.20	0.37	0.35	0.28	0.20	0.22
Net realized and unrealized gain (loss)	0.12	0.74	0.20	0.72	(2.46)	0.57
Total investment operations	0.32	1.11	0.55	1.00	(2.26)	0.79
Dividends and/or distributions to shareholders:
Net investment income	—	(0.44)	(0.36)	(0.23)	(0.27)	(0.31)
Net realized gains	—	—	—	—	(1.55)	(1.01)
Total dividends and/or distributions to shareholders	—	(0.44)	(0.36)	(0.23)	(1.82)	(1.32)
Net asset value, end of period/year	$13.47	$13.15	$12.48	$12.29	$11.52	$15.60
Total return(B)	2.43%(C)	9.01%	4.44%	8.90%	(14.80)%	4.91%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$58,543	$60,643	$59,969	$61,743	$63,613	$81,871
Expenses to average net assets(D)	0.80%(E)	0.80%	0.79%	0.77%	0.75%	0.77%
Net investment income (loss) to average net assets	3.04%(E)	2.91%	2.77%	2.37%	1.52%	1.39%
Portfolio turnover rate(F)	27%(C)	47%	86%	65%	106%	83%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 27% (not annualized), 47%, 86%,
69%, 162% and 106%, for the period ended June 30, 2026 and the years ended December 31, 2025, December 31, 2024, December 31, 2023,
December 31, 2022 and December 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$14.17	$13.41	$13.17	$12.33	$16.54	$17.03
Investment operations:
Net investment income (loss)(A)	0.20	0.37	0.34	0.27	0.18	0.19
Net realized and unrealized gain (loss)	0.12	0.79	0.22	0.76	(2.61)	0.59
Total investment operations	0.32	1.16	0.56	1.03	(2.43)	0.78
Dividends and/or distributions to shareholders:
Net investment income	—	(0.40)	(0.32)	(0.19)	(0.23)	(0.26)
Net realized gains	—	—	—	—	(1.55)	(1.01)
Total dividends and/or distributions to shareholders	—	(0.40)	(0.32)	(0.19)	(1.78)	(1.27)
Net asset value, end of period/year	$14.49	$14.17	$13.41	$13.17	$12.33	$16.54
Total return(B)	2.26%(C)	8.75%	4.24%	8.57%	(15.03)%	4.63%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$755,936	$798,184	$866,201	$971,435	$1,025,029	$1,354,922
Expenses to average net assets(D)	1.05%(E)	1.05%	1.03%	1.01%	1.00%	1.02%
Net investment income (loss) to average net assets	2.78%(E)	2.66%	2.52%	2.12%	1.26%	1.14%
Portfolio turnover rate(F)	27%(C)	47%	86%	65%	106%	83%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 27% (not annualized), 47%, 86%,
69%, 162% and 106%, for the period ended June 30, 2026 and the years ended December 31, 2025, December 31, 2024, December 31, 2023,
December 31, 2022 and December 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2026 by the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income,
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2026, if any, are identified within the Schedule of Investments.
Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
TIPS held at June 30, 2026, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$43,481	$—	$—	$—	$43,481
Corporate Debt Securities	666,458	—	—	—	666,458
U.S. Government Agency Obligations	221,832	—	—	—	221,832
U.S. Government Obligations	1,695,775	—	—	—	1,695,775
Total Securities Lending Transactions	$2,627,546	$—	$—	$—	$2,627,546
Total Borrowings	$2,627,546	$—	$—	$—	$2,627,546
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2026, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2026.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$1,105,220	$124,141	$519,757	$—	$—	$1,749,118
Total	$1,105,220	$124,141	$519,757	$—	$—	$1,749,118

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(358,891)	$(142,641)	$(9,684)	$—	$—	$(511,216)
Total	$(358,891)	$(142,641)	$(9,684)	$—	$—	$(511,216)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(3,206,555)	$588,328	$1,191,596	$—	$—	$(1,426,631)
Total	$(3,206,555)	$588,328	$1,191,596	$—	$—	$(1,426,631)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$883,876	$46,165	$375,569	$—	$—	$1,305,610
Total	$883,876	$46,165	$375,569	$—	$—	$1,305,610
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2026.
Futures contracts:
Average notional value of contracts — long	$200,934,073
Average notional value of contracts — short	(86,431,040)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK FACTORS (continued)
U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect.
Tactical asset allocation risk: Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The Portfolio’s tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the Portfolio in order to maintain a long-term goal for asset allocation).The sub-adviser’s evaluations and assumptions in selecting underlying mutual funds, underlying ETFs or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the Portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK FACTORS (continued)
securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Portfolio. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK FACTORS (continued)
share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.730%
Over $500 million up to $750 million	0.705
Over $750 million up to $1.5 billion	0.680
Over $1.5 billion up to $2.5 billion	0.670
Over $2.5 billion	0.650
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.81%	May 1, 2027
Service Class	1.06	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
9. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$174,421,477	$38,731,961	$186,099,722	$77,632,647
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$763,526,013	$45,696,459	$(19,240,256)	$26,456,203
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
12. SUBSEQUENT EVENT
The Board of Trustees has approved the addition of Aegon USA Investment Management, LLC ("AUIM") as a co-sub-adviser to the Portfolio along with J.P. Morgan Investment Management Inc. ("JPMorgan"), the portfolio's current sub-adviser. AUIM will manage the fixed-income sleeve of the Portfolio and JPMorgan will manage the equity sleeve of the Portfolio.
Because AUIM is an affiliate of TAM, the portfolio's investment manager, under the terms of TAM's manager of managers exemptive relief, the new sub-advisory agreement between TAM and AUIM with respect to the Portfolio must be approved by investors. A proxy statement describing the proposed sub-advisory agreement with AUIM was mailed to investors on or about August 17, 2026.
If the sub-advisory agreement with AUIM is approved by investors, it is anticipated that the appointment of AUIM as co-sub-adviser of the Portfolio, along with JPMorgan, would occur on or about November 1, 2026. TAM will continue to serve as the Portfolio's investment manager.
Subject to investor approval of the sub-advisory agreement with AUIM, there would also be changes to the Portfolio's name, principal investment strategies, principal risks and management fee schedule.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 10-year period and below the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Trustees also noted the proposed changes to the Portfolio’s investment objective, strategy and related risks, and management and sub-advisory fee schedules in connection with the proposed addition of a sub-adviser and transition to a multi-sub-adviser structure.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

APPROVAL OF SUB-ADVISORY AGREEMENT
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board” or the “Board Members”) held on June 9 - 10, 2026, the Board considered the addition of Aegon USA Investment Management, LLC (“AUIM”) as an additional sub-adviser to Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”), the approval of a new investment sub-advisory agreement between Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Asset Management, Inc. (“TAM”), the Portfolio’s investment manager, with respect to the Portfolio (the “New AUIM Tactical Allocation Sub-Advisory Agreement”), the approval of a revised sub-advisory fee schedule with JPMorgan under the investment sub-advisory agreement between J.P. Morgan Investment Management Inc. and TAM with respect the Portfolio (the “JPM Tactical Allocation Sub-Advisory Agreement”) as well as the approval of a revised management fee schedule for the Portfolio.
Following its review and consideration, the Board determined that the terms of the New AUIM Tactical Allocation Sub-Advisory Agreement were reasonable and that the addition of AUIM as an additional sub-adviser to the Portfolio and the approval of the New AUIM Tactical Allocation Sub-Advisory Agreement were in the best interests of the Portfolio and its investors. The Board, including the Board Members who are not “interested persons” of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Board Members”), unanimously approved the New AUIM Tactical Allocation Sub-Advisory Agreement for an initial period of two years.
Prior to reaching their decision, the Board Members requested and received certain information from TAM and AUIM. They then reviewed such information as they deemed reasonably necessary to evaluate the New AUIM Tactical Allocation Sub-Advisory Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio and from AUIM as part of their regular oversight of other funds sub-advised by AUIM, and knowledge they gained over time through meeting with TAM and AUIM. Among other materials, the Board Members considered performance, fee, expense and profitability information prepared by TAM.
In their deliberations, the Independent Board Members met privately without representatives of TAM, AUIM or JPMorgan present and were represented throughout the process by their independent legal counsel. In considering whether to approve the New AUIM Tactical Allocation Sub-Advisory Agreement, the Board Members evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. The Board Members based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services to be Provided
In evaluating the nature, extent and quality of the services to be provided by AUIM under the AUIM Sub-Advisory Agreement, the Board Members considered, among other things, information provided by TAM and AUIM regarding the operations, facilities, organization and personnel of AUIM, the ability of AUIM to perform its duties under the New AUIM Tactical Allocation Sub-Advisory Agreement, and the proposed changes to the Portfolio’s principal investment strategies. The Board Members further considered that (i) AUIM is an experienced asset management firm; (ii) TAM is recommending that AUIM be appointed as an additional sub-adviser to the Portfolio; and (iii) TAM believes that AUIM has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolio based on TAM’s assessment of AUIM’s organization, investment personnel and experience sub-advising other funds in the Transamerica fund complex. The Board Members also considered AUIM’s proposed responsibilities and experience with the Portfolio’s proposed principal investment strategies. They further noted that, under the proposed multi-manager structure, AUIM would manage a fixed-income sleeve representing approximately 70% of the Portfolio’s net assets using the Aegon US Core Aggregate Fixed Income strategy and JPMorgan would manage an equity sleeve representing approximately 30% of the Portfolio’s net assets using the JPMorgan Research Enhanced Index 150 strategy, which strategy differs from the strategy JPMorgan formerly used to manage the Portfolio.
The Board Members noted that TAM had advised the Board that neither the approval of the AUIM Sub-Advisory Agreement, the approval of the revised sub-advisory fee schedule under the JPM Tactical Allocation Sub-Advisory Agreement nor the approval of the revised management fee schedule was expected to result in any diminution in the nature, extent and quality of the services provided to the Portfolio and its investors, including compliance services. Based on these and other considerations, the Board Members determined that AUIM can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolio and that the appointment of AUIM is not expected to diminish the nature, extent and quality of services provided to the Portfolio.
Investment Performance
The Board Members considered the investment management experience, capabilities and resources of AUIM and JPMorgan. The Board Members reviewed the historical performance of the Portfolio for the past 1-, 3-, 5-, and 10-year periods ended March 31, 2026, as compared to: (i) the proposed strategy; (ii) the benchmark that TAM utilizes to measure performance of the Portfolio; and (iii) the Portfolio’s Morningstar category median. The Board Members noted that the proposed strategy outperformed the Portfolio over the past 1-, 3-, 5- and 10-year periods, outperformed the benchmark that TAM utilizes to measure performance of the Portfolio over the past 10-year period, was in line with the benchmark over the past 5-year period and underperformed the benchmark over the past 1- and 3-year periods. The Board further noted that the proposed strategy outperformed the Portfolio’s Morningstar category median over the past 1-, 3-, 5- and 10-year periods.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

APPROVAL OF SUB-ADVISORY AGREEMENT (continued)
On the basis of this information and the Board Members’ assessment of the nature, extent and quality of the sub-advisory services to be provided by AUIM, the Board concluded that each of AUIM and JPMorgan is capable of generating a level of investment performance that is appropriate in scope and extent in light of the Portfolio’s proposed new principal investment strategies, the competitive landscape of the investment company business and investor needs.
Management and Sub-Advisory Fees and Total Expense Ratio
The Board Members considered the proposed sub-advisory fee schedule under the New AUIM Tactical Allocation Sub-Advisory Agreement and the proposed reduction in the sub-advisory fee schedule under the JPM Tactical Allocation Sub-Advisory Agreement, noting that the proposed sub-advisory fees payable by TAM to both of AUIM and JPMorgan combined are lower than the sub-advisory fees currently paid by TAM to JPMorgan. The Board Members noted that the management fee schedule for the Portfolio would also decrease and that there would be a decrease in the total expense ratio of each class of the Portfolio.
The Board Members considered that TAM had negotiated with AUIM to have the portion of the Portfolio’s assets that would be managed by AUIM aggregated with the assets of Transamerica Core Bond, Transamerica Aegon Core Bond VP and the portions of the assets of Transamerica Balanced II, Transamerica Multi-Managed Balanced, Transamerica Multi-Managed Balanced VP, Transamerica Multi-Managed Moderately Conservative VP and certain separately managed accounts of Transamerica Life Insurance Company that are sub-advised by AUIM, for purposes of computing breakpoints in the new sub-advisory fee schedule with AUIM (“AUIM Asset Aggregation”). The Board Members similarly considered that TAM had negotiated with JPMorgan to have the portion of the Portfolio’s assets that would be managed by JPMorgan aggregated with the assets of Transamerica JPMorgan Enhanced Index VP and the portions of the assets of Transamerica Balanced II, Transamerica Multi-Managed Balanced, Transamerica Multi-Managed Balanced VP, Transamerica Multi-Managed Moderately Conservative VP and certain separately managed accounts of Transamerica Life Insurance Company that are sub-advised by JPMorgan, for purposes of computing breakpoints in the new sub-advisory fee schedule with JPMorgan (“JPMorgan Asset Aggregation” and together with AUIM Asset Aggregation, “Asset Aggregation”).
The Board Members considered the portion of the Portfolio’s management fee to be retained by TAM following payment of the sub-advisory fees by TAM to AUIM and JPMorgan and accounting for the manage fee reduction and noted that TAM considered the amount to be reasonable compensation for its services. The Board Members also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees and/or reimbursing expenses for the benefit of investors, and that the expense limit applicable to each class of the Portfolio under this arrangement would be lowered. On the basis of these and other considerations, together with the other information it considered, the Board determined that the proposed management and sub-advisory fee schedules for the Portfolio were reasonable in light of the services to be provided.
Cost of Services to be Provided and Level of Profitability
With respect to JPMorgan, the Board Members noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and JPMorgan, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. With respect to AUIM, the Board Members noted that the sub-advisory fee would be paid to an affiliate of TAM. As a result, the Board Members focused on profitability information for TAM, AUIM and their affiliates in the aggregate with respect to the Portfolio. The Board reviewed pro forma estimated profitability information provided by TAM, noting that, based on assets as of March 31, 2026, the net management fee retained by TAM and the overall profitability to the Transamerica/Aegon organization with respect to the Portfolio would increase and the overall net management fees retained by TAM with respect to assets sub-advised by AUIM and JPMorgan would increase due to Asset Aggregation. The Board considered TAM’s view that the revised net management fees would allow TAM to be reasonably compensated for its services.
Economies of Scale
In evaluating the extent to which the sub-advisory fees payable under the New AUIM Tactical Allocation Agreement and the revised JPM Tactical Allocation Sub-Advisory Agreement reflect economies of scale or would permit economies of scale to be realized in the future, the Board Members considered the existence of breakpoints in the sub-advisory fee schedules. The Board Members noted that the revised management fee schedule and new sub-advisory fee schedules reflect additional breakpoint levels relative to the current fee schedules, which would benefit investors as the Portfolio grows in size. The Board Members concluded that they would have the opportunity to periodically reexamine the appropriateness of the management fees payable by the Portfolio to TAM, and the sub-advisory fees payable by TAM to AUIM and JPMorgan, in light of any economies of scale experienced in the future.
Benefits to the Sub-Adviser from its Relationship with the Portfolio
The Board considered other benefits expected to be derived by AUIM from its relationship with the Portfolio. The Board noted that AUIM had indicated it would not engage in soft dollar arrangements and receive such benefits as a result of its relationships with TAM and the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Board Members, including the Independent Board Members, concluded that the approval of the revised management fee schedule and the approval of the New AUIM Tactical Allocation
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica JPMorgan Tactical Allocation VP

APPROVAL OF SUB-ADVISORY AGREEMENT (continued)
Sub-Advisory Agreement were in the best interests of the Portfolio and its investors and voted to approve the revised management fee schedule, the revised sub-advisory fee schedule under the JPM Tactical Allocation Sub-Advisory Agreement and the New AUIM Tactical Allocation Sub-Advisory Agreement.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
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©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Madison Diversified Income VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 41.7%
Aerospace & Defense - 0.8%
Honeywell Aerospace, Inc. (A)	3,587	$ 793,014
Banks - 2.4%
Bank of America Corp.	21,725	1,237,891
JPMorgan Chase & Co.	3,525	1,153,838
		2,391,729
Beverages - 0.7%
PepsiCo, Inc.	5,500	744,700
Biotechnology - 1.5%
AbbVie, Inc.	6,100	1,535,004
Capital Markets - 4.0%
Blackrock, Inc.	960	923,097
Charles Schwab Corp.	10,750	991,902
CME Group, Inc.	5,825	1,286,335
Morgan Stanley	3,965	828,844
		4,030,178
Chemicals - 1.2%
Air Products & Chemicals, Inc.	4,175	1,224,027
Commercial Services & Supplies - 0.6%
Waste Management, Inc.	2,800	624,064
Electric Utilities - 1.7%
NextEra Energy, Inc.	19,225	1,687,378
Electrical Equipment - 0.6%
Rockwell Automation, Inc.	1,160	574,293
Electronic Equipment, Instruments & Components - 0.9%
TE Connectivity PLC	4,215	849,786
Food Products - 0.6%
Hershey Co.	3,500	614,075
Ground Transportation - 1.5%
Union Pacific Corp.	5,400	1,468,800
Health Care Equipment & Supplies - 1.2%
Medtronic PLC	15,225	1,191,052
Health Care Providers & Services - 0.7%
Elevance Health, Inc.	1,710	661,308
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	3,800	1,027,178
Household Products - 2.8%
Colgate-Palmolive Co.	13,425	1,230,804
Procter & Gamble Co.	10,750	1,576,380
		2,807,184
Industrial Conglomerates - 0.8%
Honeywell International, Inc.	3,588	803,241
Insurance - 0.8%
Marsh & McLennan Cos., Inc.	4,650	775,016
	Shares	Value
COMMON STOCKS (continued)
Machinery - 1.8%
Deere & Co.	875	$ 555,039
Illinois Tool Works, Inc.	4,675	1,264,447
		1,819,486
Oil, Gas & Consumable Fuels - 5.7%
Chevron Corp.	10,550	1,748,768
ConocoPhillips	8,050	836,878
EOG Resources, Inc.	9,425	1,222,705
Exxon Mobil Corp.	13,575	1,855,974
		5,664,325
Pharmaceuticals - 2.3%
Johnson & Johnson	9,100	2,311,127
Professional Services - 1.3%
Automatic Data Processing, Inc.	5,568	1,246,954
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	2,040	810,227
QUALCOMM, Inc.	6,000	1,108,740
Texas Instruments, Inc.	5,700	1,698,999
		3,617,966
Specialty Retail - 2.2%
Home Depot, Inc.	3,475	1,225,563
Lowe's Cos., Inc.	4,250	937,082
		2,162,645
Trading Companies & Distributors - 1.0%
Fastenal Co.	21,675	1,041,050
Total Common Stocks (Cost $34,435,073)		41,665,580

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.3%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/2041 - 12/01/2051	$ 1,341,487	1,135,861
2.50%, 02/01/2032 - 01/01/2052	2,041,322	1,769,343
3.00%, 09/01/2042 - 08/01/2052	1,485,700	1,328,416
3.50%, 11/01/2040 - 05/01/2052	1,587,959	1,456,538
4.00%, 04/01/2033 - 03/01/2047	114,294	111,306
4.50%, 08/01/2039 - 12/01/2052	372,605	364,202
5.00%, 05/01/2040 - 02/01/2053	1,991,965	1,978,209
5.50%, 01/01/2037 - 02/01/2054	1,183,023	1,196,291
6.00%, 09/01/2053	454,771	468,626
Federal Home Loan Mortgage Corp. REMICS
5.00%, 07/15/2036	48,316	48,456
5.25%, 10/25/2055	248,835	249,770
Federal National Mortgage Association
2.50%, 06/01/2031 - 04/01/2052	3,135,047	2,768,937
3.00%, 12/01/2028 - 01/01/2049	1,536,521	1,404,932
3.50%, 12/01/2031 - 08/01/2052	1,869,533	1,720,616
4.00%, 02/01/2035 - 09/01/2052	2,679,808	2,528,407
4.50%, 05/01/2038 - 07/01/2053	1,628,485	1,583,910
5.00%, 10/01/2052 - 12/01/2052	1,058,592	1,048,572
5.50%, 10/01/2052 - 05/01/2054	1,343,596	1,357,529
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMICS
1.38%, 09/25/2027	$ 45,104	$ 44,379
3.50%, 04/25/2031	56,857	55,492
5.50%, 05/25/2051 - 10/25/2051	765,122	767,129
Federal National Mortgage Association-ACES
3.22% (B), 11/25/2027	357,208	352,813
Government National Mortgage Association
3.50%, 12/15/2042	23,665	21,794
4.00%, 12/15/2039	3,053	2,914
4.50%, 08/15/2040	1,322	1,306
Government National Mortgage Association REMICS
4.50%, 03/16/2065	239,645	235,969
4.75%, 12/20/2055	244,399	240,340
Total U.S. Government Agency Obligations (Cost $25,303,440)		24,242,057
CORPORATE DEBT SECURITIES - 18.0%
Aerospace & Defense - 0.5%
BAE Systems PLC
5.30%, 03/26/2034 (C)	250,000	254,517
Honeywell Aerospace, Inc.
4.95%, 03/16/2036 (C)	250,000	246,183
		500,700
Banks - 4.9%
Bank of America Corp.
Fixed until 03/08/2032, 3.85% (B), 03/08/2037	250,000	232,333
Citigroup, Inc.
Fixed until 05/24/2032, 4.91% (B), 05/24/2033	200,000	198,979
Fixed until 09/19/2034, 5.41% (B), 09/19/2039	150,000	148,287
Citizens Financial Group, Inc.
Fixed until 01/29/2031, 5.30% (B), 01/29/2036	250,000	247,565
Fifth Third Bancorp
Fixed until 04/25/2032, 4.34% (B), 04/25/2033	200,000	192,871
Fixed until 07/27/2028, 6.34% (B), 07/27/2029	100,000	103,339
Goldman Sachs Group, Inc.
Fixed until 04/23/2030, 5.22% (B), 04/23/2031	250,000	252,491
Huntington Bancshares, Inc.
Fixed until 08/15/2031, 2.49% (B), 08/15/2036	300,000	258,835
JPMorgan Chase & Co.
Fixed until 01/23/2034, 5.34% (B), 01/23/2035	250,000	253,732
Mitsubishi UFJ Financial Group, Inc.
Fixed until 02/22/2030, 5.48% (B), 02/22/2031	250,000	255,236
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Morgan Stanley
Fixed until 01/18/2034, 5.47% (B), 01/18/2035	$ 250,000	$ 253,796
PNC Financial Services Group, Inc.
Fixed until 10/20/2033, 6.88% (B), 10/20/2034	250,000	276,007
Royal Bank of Canada
5.15%, 02/01/2034	175,000	178,375
State Street Corp.
Fixed until 11/01/2029, 3.03% (B), 11/01/2034	125,000	117,438
Toronto-Dominion Bank
4.46%, 06/08/2032	250,000	245,745
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (B), 01/26/2034	200,000	199,693
Fixed until 06/08/2033, 5.87% (B), 06/08/2034	300,000	312,085
U.S. Bancorp
Fixed until 02/01/2033, 4.84% (B), 02/01/2034	225,000	222,011
Fixed until 01/23/2029, 5.38% (B), 01/23/2030	125,000	127,124
UBS Group AG
Fixed until 08/05/2026, 4.70% (B), 08/05/2027 (C)	200,000	199,994
Wells Fargo & Co.
Fixed until 01/23/2036, 4.96% (B), 01/23/2037	250,000	244,070
Fixed until 01/22/2029, 5.20% (B), 01/23/2030	125,000	126,405
Fixed until 07/25/2028, 5.57% (B), 07/25/2029	250,000	254,223
		4,900,634
Beverages - 0.3%
Diageo Investment Corp.
5.13%, 08/15/2030	200,000	203,217
Keurig Dr. Pepper, Inc.
3.80%, 05/01/2050	200,000	143,310
		346,527
Biotechnology - 0.3%
Amgen, Inc.
5.65%, 03/02/2053	75,000	72,998
Royalty Pharma PLC
2.20%, 09/02/2030	200,000	180,729
		253,727
Building Products - 0.4%
Carrier Global Corp.
6.20%, 03/15/2054	98,000	105,108
Vulcan Materials Co.
3.50%, 06/01/2030	275,000	263,088
		368,196
Chemicals - 0.3%
LYB International Finance III LLC
3.63%, 04/01/2051	100,000	66,053
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Nutrien Ltd.
5.80%, 03/27/2053	$ 250,000	$ 248,214
		314,267
Commercial Services & Supplies - 0.6%
PayPal Holdings, Inc.
5.10%, 04/01/2035	100,000	98,652
Quanta Services, Inc.
2.90%, 10/01/2030	300,000	279,082
Textron, Inc.
2.45%, 03/15/2031	250,000	225,655
		603,389
Communications Equipment - 0.3%
AT&T, Inc.
4.75%, 05/15/2046	75,000	63,054
Verizon Communications, Inc.
5.88%, 11/30/2055	250,000	242,545
		305,599
Consumer Staples Distribution & Retail - 0.4%
Lowe's Cos., Inc.
3.00%, 10/15/2050	150,000	94,964
Tractor Supply Co.
5.25%, 05/15/2033 (D)	100,000	100,595
Walmart, Inc.
4.90%, 04/28/2035	250,000	252,114
		447,673
Containers & Packaging - 0.1%
WRKCo, Inc.
3.90%, 06/01/2028	125,000	123,353
Diversified REITs - 0.2%
Weyerhaeuser Co.
3.38%, 03/09/2033	200,000	181,005
Electric Utilities - 0.8%
DTE Electric Co.
5.40%, 04/01/2053	250,000	239,771
Duke Energy Corp.
3.75%, 09/01/2046	250,000	186,869
Interstate Power & Light Co.
3.50%, 09/30/2049	225,000	158,215
PECO Energy Co.
3.05%, 03/15/2051	250,000	162,835
		747,690
Financial Services - 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 10/15/2027	250,000	250,104
American Express Co.
Fixed until 10/30/2030, 6.49% (B), 10/30/2031	250,000	266,642
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Capital One Financial Corp.
Fixed until 05/10/2027, 4.93% (B), 05/10/2028	$ 200,000	$ 200,477
Fixed until 06/08/2028, 6.31% (B), 06/08/2029	200,000	205,657
KKR Group Finance Co. VIII LLC
3.50%, 08/25/2050 (C)	250,000	170,119
Synchrony Financial
3.70%, 08/04/2026	100,000	99,858
		1,192,857
Food Products - 0.4%
J.M. Smucker Co.
6.20%, 11/15/2033	250,000	266,596
Mars, Inc.
5.70%, 05/01/2055 (C)	100,000	98,517
		365,113
Health Care Providers & Services - 0.5%
Cigna Group
4.38%, 10/15/2028	50,000	49,793
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/2030 (C)	350,000	317,027
Humana, Inc.
5.38%, 04/15/2031	150,000	152,025
		518,845
Health Care REITs - 0.2%
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	225,000	208,893
Insurance - 1.3%
Aflac, Inc.
4.75%, 01/15/2049	250,000	219,187
American International Group, Inc.
4.75%, 04/01/2048	100,000	88,073
Athene Holding Ltd.
6.25%, 04/01/2054	125,000	115,166
Empower Finance 2020 LP
3.08%, 09/17/2051 (C)	350,000	224,912
Five Corners Funding Trust II
2.85%, 05/15/2030 (C)	250,000	232,732
Liberty Mutual Group, Inc.
3.95%, 05/15/2060 (C)	100,000	69,985
Old Republic International Corp.
3.85%, 06/11/2051	250,000	179,973
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050 (C)	200,000	133,949
		1,263,977
Internet & Catalog Retail - 0.5%
Amazon.com, Inc.
5.80%, 03/13/2056	250,000	248,405
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail (continued)
Meta Platforms, Inc.
4.88%, 11/15/2035	$ 150,000	$ 145,975
6.30%, 05/15/2056	150,000	149,313
		543,693
IT Services - 0.2%
Dell International LLC/EMC Corp.
3.45%, 12/15/2051	250,000	174,584
8.35%, 07/15/2046	19,000	24,015
		198,599
Oil, Gas & Consumable Fuels - 2.9%
Devon Energy Corp.
5.20%, 09/15/2034	300,000	300,308
Diamondback Energy, Inc.
5.40%, 04/18/2034	295,000	299,228
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	250,000	236,288
Enbridge, Inc.
5.70%, 03/08/2033	125,000	129,069
Energy Transfer LP
6.55%, 12/01/2033	250,000	270,490
Exxon Mobil Corp.
4.11%, 03/01/2046	225,000	186,017
Kinder Morgan, Inc.
5.55%, 06/01/2045	350,000	336,278
Marathon Petroleum Corp.
3.80%, 04/01/2028	175,000	172,659
MPLX LP
2.65%, 08/15/2030	300,000	276,146
Phillips 66
4.65%, 11/15/2034	100,000	96,899
Valero Energy Corp.
4.00%, 06/01/2052	100,000	74,429
6.63%, 06/15/2037	250,000	274,738
Valero Energy Partners LP
4.50%, 03/15/2028	250,000	249,684
		2,902,233
Passenger Airlines - 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (C)	208,333	208,154
Pharmaceuticals - 0.2%
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/2053	200,000	188,415
Real Estate Management & Development - 0.1%
CBRE Services, Inc.
4.80%, 06/15/2030	125,000	124,964
Retail REITs - 0.2%
Realty Income Corp.
4.85%, 03/15/2030	200,000	201,349
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc.
3.19%, 11/15/2036 (C)	9,000	7,541
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.
5.30%, 05/15/2036	$ 125,000	$ 124,374
		131,915
Software - 0.7%
Fiserv, Inc.
3.50%, 07/01/2029	100,000	95,973
Oracle Corp.
3.95%, 03/25/2051	250,000	159,945
Paychex, Inc.
5.60%, 04/15/2035 (D)	200,000	202,091
VMware LLC
2.20%, 08/15/2031	250,000	220,167
		678,176
Technology Hardware, Storage & Peripherals - 0.2%
CDW LLC/CDW Finance Corp.
5.10%, 03/01/2030	204,000	203,562
		203,562
Total Corporate Debt Securities (Cost $19,177,263)		18,023,505
U.S. GOVERNMENT OBLIGATIONS - 11.6%
U.S. Treasury - 11.6%
U.S. Treasury Bonds
2.00%, 02/15/2050	700,000	407,887
2.75%, 08/15/2042 - 11/15/2042	1,550,000	1,180,808
3.00%, 05/15/2047	750,000	556,699
3.75%, 08/15/2041	250,000	222,207
4.13%, 08/15/2053	750,000	655,137
4.25%, 08/15/2054	800,000	714,250
4.38%, 05/15/2041	500,000	479,102
4.63%, 05/15/2044	715,000	690,729
U.S. Treasury Notes
2.63%, 02/15/2029	1,500,000	1,442,930
3.88%, 11/30/2029	1,000,000	990,351
4.00%, 02/29/2028 - 02/15/2034	1,970,000	1,952,406
4.13%, 02/15/2036	240,000	234,150
4.38%, 05/15/2034	750,000	750,234
4.63%, 06/15/2027 - 09/30/2028	1,300,000	1,310,156
Total U.S. Government Obligations (Cost $12,686,852)		11,587,046
MORTGAGE-BACKED SECURITIES - 2.8%
CIM Trust
Series 2021-J2, Class A4, 2.50% (B), 04/25/2051 (C)	227,263	203,847
FREMF Mortgage Trust
Series 2020-K106, Class B, 3.69% (B), 03/25/2053 (C)	250,000	233,894
GCAT Trust
Series 2021-NQM1, Class A1, 0.87% (B), 01/25/2066 (C)	104,173	92,102
GS Mortgage-Backed Securities Corp. Trust
Series 2020-PJ6, Class A2, 2.50% (B), 05/25/2051 (C)	136,076	112,472
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust
Series 2021-1, Class A3, 2.50% (B), 06/25/2051 (C)	$ 380,421	$ 313,139
Series 2021-3, Class A3, 2.50% (B), 07/25/2051 (C)	181,404	149,321
Series 2021-6, Class A4, 2.50% (B), 10/25/2051 (C)	445,781	399,693
Series 2024-5, Class A4, 6.00% (B), 11/25/2054 (C)	52,498	52,486
JPMorgan Wealth Management
Series 2020-ATR1, Class A3, 3.00% (B), 02/25/2050 (C)	91,232	79,001
PSMC Trust
Series 2021-1, Class A11, 2.50% (B), 03/25/2051 (C)	269,605	238,922
RCKT Mortgage Trust
Series 2021-6, Class A5, 2.50% (B), 12/25/2051 (C)	258,731	229,699
Sequoia Mortgage Trust
Series 2013-7, Class A2, 3.00% (B), 06/25/2043	154,992	139,978
Towd Point Mortgage Trust
Series 2024-4, Class A1A, 4.55% (B), 10/27/2064 (C)	360,540	359,472
Wells Fargo Mortgage-Backed Securities Trust
Series 2021-INV2, Class A2, 2.50% (B), 09/25/2051 (C)	164,812	135,613
Total Mortgage-Backed Securities (Cost $3,102,270)		2,739,639
ASSET-BACKED SECURITIES - 0.2%
Carmax Auto Owner Trust
Series 2022-3, Class A4, 4.06%, 02/15/2028	96,573	96,586
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust
Series 2024-CES1, Class A1A, 5.85% (B), 01/25/2064 (C)	$ 137,816	$ 137,896
Total Asset-Backed Securities (Cost $231,923)		234,482
MUNICIPAL GOVERNMENT OBLIGATION - 0.0% *
Massachusetts - 0.0% *
University of Massachusetts Building Authority, Revenue Bonds,
6.57%, 05/01/2039	35,000	35,031
Total Municipal Government Obligation (Cost $35,000)		35,031

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (E)	309,375	309,375
Total Other Investment Company (Cost $309,375)		309,375
Total Investments (Cost $95,281,196)		98,836,715
Net Other Assets (Liabilities) - 1.1%		1,105,030
Net Assets - 100.0%		$ 99,941,745
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$41,665,580	$—	$—	$41,665,580
U.S. Government Agency Obligations	—	24,242,057	—	24,242,057
Corporate Debt Securities	—	18,023,505	—	18,023,505
U.S. Government Obligations	—	11,587,046	—	11,587,046
Mortgage-Backed Securities	—	2,739,639	—	2,739,639
Asset-Backed Securities	—	234,482	—	234,482
Municipal Government Obligation	—	35,031	—	35,031
Other Investment Company	309,375	—	—	309,375
Total Investments	$41,974,955	$56,861,760	$—	$98,836,715
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(B)
Floating or variable rate security. The rate disclosed is as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the total value of 144A securities is $4,901,187, representing 4.9% of the
Portfolio's net assets.

(D)
All or a portion of the security is on loan. The total value of the securities on loan is $303,058, collateralized by cash collateral of $309,375. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)	Rate disclosed reflects the yield at June 30, 2026.
(F)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Madison Diversified Income VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Investments, at value (cost $95,281,196) (including securities loaned of $303,058)	$98,836,715
Cash	1,072,523
Receivables and other assets:
Net income from securities lending	130
Shares of beneficial interest sold	15,571
Dividends	29,500
Interest	423,439
Prepaid expenses	410
Total assets	100,378,288
Liabilities:
Cash collateral received upon return of:
Securities on loan	309,375
Payables and other liabilities:
Shares of beneficial interest redeemed	1
Investment management fees	57,642
Distribution and service fees	22,144
Transfer agent costs	213
Trustee and CCO fees	620
Audit and tax fees	16,241
Custody fees	14,520
Legal fees	1,826
Printing and shareholder reports fees	7,719
Other accrued expenses	6,242
Total liabilities	436,543
Net assets	$99,941,745
Net assets consist of:
Capital stock ($0.01 par value)	$83,593
Additional paid-in capital	90,750,430
Total distributable earnings (accumulated losses)	9,107,722
Net assets	$99,941,745
Shares outstanding	8,359,345
Net asset value and offering price per share	$11.96
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income	$567,704
Interest income	1,269,335
Net income from securities lending	740
Total investment income	1,837,779
Expenses:
Investment management fees	377,473
Distribution and service fees	129,272
Transfer agent costs	588
Trustee and CCO fees	2,699
Audit and tax fees	17,911
Custody fees	17,620
Legal fees	11,160
Printing and shareholder reports fees	4,876
Other	9,121
Total expenses before waiver and/or reimbursement and recapture	570,720
Expenses waived and/or reimbursed	(7,018)
Net expenses	563,702
Net investment income (loss)	1,274,077
Net realized gain (loss) on:
Investments	3,079,458
Net change in unrealized appreciation (depreciation) on:
Investments	(736,803)
Net realized and change in unrealized gain (loss)	2,342,655
Net increase (decrease) in net assets resulting from operations	$3,616,732
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Madison Diversified Income VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$1,274,077	$2,689,115
Net realized gain (loss)	3,079,458	1,529,000
Net change in unrealized appreciation (depreciation)	(736,803)	3,535,062
Net increase (decrease) in net assets resulting from operations	3,616,732	7,753,177
Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(2,995,025)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(2,995,025)
Capital share transactions:
Proceeds from shares sold	658,476	3,128,988
Dividends and/or distributions reinvested	—	2,995,025
Cost of shares redeemed	(11,058,353)	(17,770,660)
Net increase (decrease) in net assets resulting from capital share transactions	(10,399,877)	(11,646,647)
Net increase (decrease) in net assets	(6,783,145)	(6,888,495)
Net assets:
Beginning of period/year	106,724,890	113,613,385
End of period/year	$99,941,745	$106,724,890
Capital share transactions - shares:
Shares issued	54,615	274,012
Shares reinvested	—	261,574
Shares redeemed	(926,981)	(1,560,561)
Net increase (decrease) in shares outstanding	(872,366)	(1,024,975)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Madison Diversified Income VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$11.56	$11.08	$10.98	$11.29	$15.03	$14.34
Investment operations:
Net investment income (loss)(A)	0.15	0.28	0.26	0.24	0.22	0.18
Net realized and unrealized gain (loss)	0.25	0.52	0.12	0.19	(1.74)	0.94
Total investment operations	0.40	0.80	0.38	0.43	(1.52)	1.12
Dividends and/or distributions to shareholders:
Net investment income	—	(0.32)	(0.28)	(0.23)	(0.23)	(0.24)
Net realized gains	—	—	—	(0.51)	(1.99)	(0.19)
Total dividends and/or distributions to shareholders	—	(0.32)	(0.28)	(0.74)	(2.22)	(0.43)
Net asset value, end of period/year	$11.96	$11.56	$11.08	$10.98	$11.29	$15.03
Total return(B)	3.46%(C)	7.22%	3.47%	3.97%	(10.38)%	7.87%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$99,942	$106,725	$113,613	$129,546	$143,440	$176,032
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.10%(D)	1.09%	1.08%	1.08%	1.06%	1.05%
Including waiver and/or reimbursement and recapture	1.09%(D)	1.09%	1.08%	1.08%	1.06%	1.05%
Net investment income (loss) to average net assets	2.46%(D)	2.43%	2.37%	2.19%	1.69%	1.21%
Portfolio turnover rate	7%(C)	16%	17%	31%	32%	33%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Diversified Income VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2026, commissions recaptured are $798.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2026, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$309,375	$—	$—	$—	$309,375
Total Borrowings	$309,375	$—	$—	$—	$309,375
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Dividend paying stock risk: There can be no assurance that the issuers of the stocks held by the Portfolio will pay dividends in the future or that, if dividends are paid, they will not decrease. The Portfolio’s emphasis on dividend paying stocks could cause the Portfolio’s share price and total return to fluctuate more than, or cause the Portfolio to underperform, similar Portfolios that invest without consideration of an issuer’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks tend to go through cycles of over- or under-performing the stock market in general.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the Portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Portfolio. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.73%
Over $500 million up to $1 billion	0.70
Over $1 billion	0.68
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.09%	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended June 30, 2026, the balances available for recapture by TAM for the Portfolio are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Service Class	$—	$—	$—	$7,018	$7,018

(A)	For the six-month period of July 1, 2023 through December 31, 2023.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio's shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.25% of Service Class shares.
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$6,760,377	$734,159	$13,701,802	$2,788,519
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$95,281,196	$8,307,408	$(4,751,889)	$3,555,519
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
11. SUBSEQUENT EVENT
The Board of Trustees has approved: (i) the termination of Madison Asset Management, LLC as a sub-adviser to the Portfolio; (ii) the appointment of AUIM to manage the fixed-income sleeve of the Portfolio; and (iii) the appointment of J.P. Morgan Investment Management Inc. ("JPMorgan") to manage the equity sleeve of the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
11. SUBSEQUENT EVENT (continued)
Because AUIM is an affiliate of TAM, the portfolio's investment manager, under the terms of TAM's manager of managers exemptive relief, the new sub-advisory agreement between TAM and AUIM with respect to the Portfolio must be approved by investors. A proxy statement describing the proposed sub-advisory agreement with AUIM was mailed to investors on or about August 17, 2026.
A new sub-advisory agreement with JPMorgan does not require investor approval, because JPMorgan is not affiliated with TAM. However, the appointment of JPMorgan as a sub-adviser is subject to investor approval of the sub-advisory agreement with AUIM.
If the sub-advisory agreement with AUIM is approved by investors, it is anticipated that the termination of Madison and the appointment of AUIM and JPMorgan would occur on or about November 1, 2026. TAM will continue to serve as the Portfolio's investment manager.
Subject to investor approval of the sub-advisory agreement with AUIM, there would also be changes to the Portfolio's name, principal investment strategies, principal risks and management fee schedule.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Madison Diversified Income VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Madison Diversified Income VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Madison Diversified Income VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Madison Diversified Income VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Madison Diversified Income VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Madison Asset Management, LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Madison Diversified Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2026. The Board also noted the proposed changes to the Portfolio’s investment strategy, related risks and management and sub-advisory fees schedules in connection with the proposed replacement of the Portfolio’s current Sub-Adviser and transition to a multi-sub-adviser structure.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Madison Diversified Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Madison Diversified Income VP

APPROVAL OF SUB-ADVISORY AGREEMENTS
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board” or the “Board Members”) held on June 9 - 10, 2026, the Board considered the termination of Madison Asset Management, LLC (“Madison”) as sub-adviser to Transamerica Madison Diversified Income VP (the “Portfolio”) and the approval of a new investment sub-advisory agreement between Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Asset Management, Inc. (“TAM”), the Portfolio’s investment manager, with respect to the Portfolio (the “New AUIM Diversified Income Sub-Advisory Agreement”), the approval of a new investment sub-advisory agreement between J.P. Morgan Investment Management Inc. (“JPMorgan”) and TAM with respect to the Portfolio (the “New JPMorgan Diversified Income Sub-Advisory Agreement”) (together with the New AUIM Diversified Income Sub-Advisory Agreement, the “New Sub-Advisory Agreements”) as well as the approval of a revised management fee schedule for the Portfolio.
Following its review and consideration, the Board determined that the terms of the New Sub-Advisory Agreements were reasonable and that the termination of Madison as sub-adviser to the Portfolio and the approval of the New Sub-Advisory Agreements were in the best interests of the Portfolio and its investors. The Board, including the Board Members who are not “interested persons” of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Board Members”), authorized TAM to terminate the sub-advisory agreement with Madison and unanimously approved the New Sub-Advisory Agreements for an initial period of two years.
Prior to reaching their decision, the Board Members requested and received certain information from TAM, AUIM and JPMorgan. They then reviewed such information as they deemed reasonably necessary to evaluate the New Sub-Advisory Agreements, including information they had previously received from TAM as part of their regular oversight of the Portfolio and from AUIM and JPMorgan as part of their regular oversight of other funds sub-advised by AUIM and JPMorgan, and knowledge they gained over time through meeting with TAM, AUIM and JPMorgan. Among other materials, the Board Members considered performance, fee, expense and profitability information prepared by TAM.
In their deliberations, the Independent Board Members met privately without representatives of TAM, AUIM or JPMorgan present and were represented throughout the process by their independent legal counsel. In considering whether to approve the New Sub-Advisory Agreements, the Board Members evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. The Board Members based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services to be Provided
In evaluating the nature, extent and quality of the services to be provided by AUIM and JPMorgan under the New Sub-Advisory Agreements, the Board Members considered, among other things, information provided by TAM, AUIM and JPMorgan regarding the operations, facilities, organization and personnel of each of AUIM and JPMorgan, the ability of each of AUIM and JPMorgan to perform its duties under the applicable New Sub-Advisory Agreement, and the proposed changes to the Portfolio’s principal investment strategies. The Board Members further considered that (i) each of AUIM and JPMorgan is an experienced asset management firm; (ii) TAM is recommending that AUIM and JPMorgan be appointed as sub-advisers to the Portfolio; and (iii) TAM believes that each of AUIM and JPMorgan has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolio based on TAM’s assessment of each of AUIM and JPMorgan’s organization, investment personnel and experience sub-advising other funds in the Transamerica fund complex. The Board Members also considered each of AUIM’s and JPMorgan’s proposed responsibilities and experience with the Portfolio’s proposed principal investment strategies that each would manage for the Portfolio. They further noted that, under the proposed multi-manager structure, AUIM would manage a fixed-income sleeve representing approximately 60% of the Portfolio’s net assets using the Aegon US Core Aggregate Fixed Income strategy, and JPMorgan would manage an equity sleeve representing approximately 40% of the Portfolio’s net assets using the JPMorgan Research Enhanced Index 150 strategy.
The Board Members noted that TAM had advised the Board that neither the approval of the New Sub-Advisory Agreements nor the approval of the revised management fee schedule was expected to result in any diminution in the nature, extent and quality of the services provided to the Portfolio and its investors, including compliance services. Based on these and other considerations, the Board Members determined that each of AUIM and JPMorgan can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolio and that the appointment of AUIM and JPMorgan is not expected to diminish the nature, extent and quality of services provided to the Portfolio.
Investment Performance
The Board Members considered the investment management experience, capabilities and resources of each of AUIM and JPMorgan. The Board Members reviewed the historical performance of the Portfolio for the past 1-, 3-, 5-, and 10-year periods ended March 31, 2026, as compared to: (i) the proposed strategy; (ii) the benchmark that TAM utilizes to measure performance of the Portfolio; and (iii) the Portfolio’s Morningstar category median. The Board Members noted that the proposed strategy outperformed the Portfolio over the past 1-, 3-, 5- and 10-year periods, outperformed the benchmark that TAM utilizes to measure performance of the Portfolio over the past 5- and 10-year periods and underperformed the benchmark over the past 1- and 3-year periods. The Board further noted that the proposed strategy outperformed the Portfolio’s Morningstar category median over the past 3-, 5- and 10-year periods and underperformed the median for the past 1-year period.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Madison Diversified Income VP

APPROVAL OF SUB-ADVISORY AGREEMENTS (continued)
On the basis of this information and the Board Members’ assessment of the nature, extent and quality of the sub-advisory services to be provided by AUIM and JPMorgan, the Board concluded that each of AUIM and JPMorgan is capable of generating a level of investment performance that is appropriate in scope and extent in light of the Portfolio’s proposed new principal investment strategies, the competitive landscape of the investment company business and investor needs.
Management and Sub-Advisory Fees and Total Expense Ratio
The Board Members considered the proposed sub-advisory fee schedules under the New Sub-Advisory Agreements, noting that the proposed sub-advisory fees payable by TAM to both of AUIM and JPMorgan combined are lower than the sub-advisory fees currently paid by TAM to Madison. The Board Members noted that the management fee schedule for the Portfolio would also decrease and that there would be a decrease in the total expense ratio of each class of the Portfolio.
The Board Members considered that TAM had negotiated with AUIM to have the portion of the Portfolio’s assets that would be managed by AUIM aggregated with the assets of Transamerica Core Bond, Transamerica Aegon Core Bond VP and the portions of the assets of Transamerica Balanced II, Transamerica Multi-Managed Balanced, Transamerica Multi-Managed Balanced VP, Transamerica Multi-Managed Conservative VP and certain separately managed accounts of Transamerica Life Insurance Company that are sub-advised by AUIM, for purposes of computing breakpoints in the new sub-advisory fee schedule with AUIM (“AUIM Asset Aggregation”). The Board Members similarly considered that TAM had negotiated with JPMorgan to have the portion of the Portfolio’s assets that would be managed by JPMorgan aggregated with the assets of Transamerica JPMorgan Enhanced Index VP and the portions of the assets of Transamerica Balanced II, Transamerica Multi-Managed Balanced, Transamerica Multi-Managed Balanced VP, Transamerica Multi-Managed Conservative VP and certain separately managed accounts of Transamerica Life Insurance Company that are sub-advised by JPMorgan, for purposes of computing breakpoints in the new sub-advisory fee schedule with JPMorgan (“JPMorgan Asset Aggregation” and together with AUIM Asset Aggregation, “Asset Aggregation”).
The Board Members considered the portion of the Portfolio’s management fee to be retained by TAM following payment of the sub-advisory fees by TAM to AUIM and JPMorgan and accounting for the management fee reduction and noted that TAM considered the amount to be reasonable compensation for its services. The Board Members also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees and/or reimbursing expenses for the benefit of investors, and that the expense limit applicable to each class of the Portfolio under this arrangement would be lowered. On the basis of these and other considerations, together with the other information it considered, the Board determined that the proposed management and sub-advisory fee schedules for the Portfolio were reasonable in light of the services to be provided.
Cost of Services to be Provided and Level of Profitability
With respect to JPMorgan, the Board Members noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and JPMorgan, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. With respect to AUIM, the Board Members noted that the sub-advisory fee would be paid to an affiliate of TAM. As a result, the Board Members focused on profitability information for TAM, AUIM and their affiliates in the aggregate with respect to the Portfolio. The Board reviewed pro forma estimated profitability information provided by TAM, noting that, based on assets as of March 31, 2026, although the net management fee retained by TAM with respect to the Portfolio would decrease, the overall net management fees retained by TAM with respect to assets sub-advised by AUIM and JPMorgan would increase due to Asset Aggregation.
Economies of Scale
In evaluating the extent to which the sub-advisory fees payable under the New Sub-Advisory Agreements reflect economies of scale or would permit economies of scale to be realized in the future, the Board Members considered the existence of breakpoints in the sub-advisory fee schedules. The Board Members noted that the revised management fee schedule and new sub-advisory fee schedules reflect additional breakpoint levels relative to the current fee schedules, which would benefit investors as the Portfolio grows in size. The Board Members concluded that they would have the opportunity to periodically reexamine the appropriateness of the management fees payable by the Portfolio to TAM, and the sub-advisory fees payable by TAM to AUIM and JPMorgan, in light of any economies of scale experienced in the future.
Benefits to the Sub-Advisers from their Relationship with the Portfolio
The Board considered other benefits expected to be derived by AUIM and JPMorgan from their respective relationship with the Portfolio. The Board noted that TAM believes the receipt of benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) by JPMorgan as a result of JPMorgan’s relationship with the Portfolio is generally appropriate and in the best interests of the Portfolio. The Board noted that AUIM had indicated it would not engage in soft dollar arrangements and receive such benefits as a result of its relationships with TAM and the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Madison Diversified Income VP

APPROVAL OF SUB-ADVISORY AGREEMENTS (continued)
Conclusion
After consideration of the factors described above, as well as other factors, the Board Members, including the Independent Board Members, concluded that the approval of the revised management fee schedule and the approval of the New Sub-Advisory Agreements were in the best interests of the Portfolio and its investors and voted to approve the revised management fee schedule and the New Sub-Advisory Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Market Participation Strategy VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.3%
Federal Home Loan Banks
3.25%, 11/16/2028 (A)	$ 29,000,000	$ 28,418,009
Federal National Mortgage Association
6.25%, 05/15/2029	6,500,000	6,861,887
7.25%, 05/15/2030	10,000,000	11,067,950
Total U.S. Government Agency Obligations (Cost $48,205,913)		46,347,846
FOREIGN GOVERNMENT OBLIGATIONS - 11.6%
Supranational - 11.6%
European Investment Bank
3.88%, 03/15/2028	7,000,000	6,966,111

Inter-American Development Bank
4.00%, 01/12/2028	7,000,000	6,981,345

International Bank for Reconstruction & Development
0.88%, 07/15/2026	17,000,000	16,979,588
Total Foreign Government Obligations (Cost $31,056,593)		30,927,044
U.S. GOVERNMENT OBLIGATIONS - 10.9%
U.S. Treasury - 10.9%
U.S. Treasury Bonds, Principal Only STRIPS
02/15/2027	18,000,000	17,563,132
U.S. Treasury Notes
3.63%, 09/30/2031	12,000,000	11,664,375
Total U.S. Government Obligations (Cost $29,656,262)		29,227,507
	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.4%
U.S. Treasury Bills
3.55% (B), 12/24/2026	$ 6,000,000	$ 5,887,458
3.77% (B), 11/27/2026	6,000,000	5,906,378
Total Short-Term U.S. Government Obligations (Cost $11,797,674)		11,793,836

	Shares	Value
OTHER INVESTMENT COMPANY - 2.5%
Securities Lending Collateral - 2.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (B)	6,624,750	6,624,750
	Total Other Investment Company (Cost $6,624,750)	6,624,750
	Total Investments Excluding Options Purchased (Cost $127,341,192)	124,920,983
	Total Options Purchased - 22.8% (Cost $41,390,330)	61,059,608
	Total Investments (Cost $168,731,522)	185,980,591
	Net Other Assets (Liabilities) - 30.5%	81,762,755
	Net Assets - 100.0%	$ 267,743,346
OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call – S&P 500® Index	MSC	USD	6,100.00	01/31/2030	USD	97,491,680	130	$19,152,465	$32,322,132
Call – S&P 500® Index	GSC	USD	7,000.00	01/31/2031	USD	97,491,680	130	22,237,865	28,737,476
Total								$41,390,330	$61,059,608
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	15	09/30/2026	$3,092,134	$3,091,992	$—	$(142)
5-Year U.S. Treasury Notes	244	09/30/2026	26,029,268	26,119,438	90,170	—
10-Year U.S. Treasury Notes	239	09/21/2026	26,053,014	26,263,859	210,845	—
S&P 500® E-Mini Index	12	09/18/2026	4,576,315	4,528,950	—	(47,365)
Total Futures Contracts					$301,015	$(47,507)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$46,347,846	$—	$46,347,846
Foreign Government Obligations	—	30,927,044	—	30,927,044
U.S. Government Obligations	—	29,227,507	—	29,227,507
Short-Term U.S. Government Obligations	—	11,793,836	—	11,793,836
Other Investment Company	6,624,750	—	—	6,624,750
Over-the-Counter Options Purchased	—	61,059,608	—	61,059,608
Total Investments	$6,624,750	$179,355,841	$—	$185,980,591
Other Financial Instruments
Futures Contracts (D)	$301,015	$—	$—	$301,015
Total Other Financial Instruments	$301,015	$—	$—	$301,015
LIABILITIES
Other Financial Instruments
Futures Contracts (D)	$(47,507)	$—	$—	$(47,507)
Total Other Financial Instruments	$(47,507)	$—	$—	$(47,507)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $6,494,944, collateralized by cash collateral of $6,624,750. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at June 30, 2026.
(C)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(D)	Derivative instruments are valued at unrealized appreciation (depreciation).
COUNTERPARTY ABBREVIATION(S):
GSC	Goldman Sachs & Co.
MSC	Morgan Stanley & Co.
PORTFOLIO ABBREVIATION(S):
STRIPS	Separate Trading of Registered Interest and Principal of Securities
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Market Participation Strategy VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Investments, at value (cost $168,731,522) (including securities loaned of $6,494,944)	$185,980,591
Cash	88,929,425
Receivables and other assets:
Net income from securities lending	1,635
Interest	651,608
Prepaid expenses	1,053
Total assets	275,564,312
Liabilities:
Cash collateral received upon return of:
Securities on loan	6,624,750
Payables and other liabilities:
Shares of beneficial interest redeemed	836,219
Investment management fees	161,523
Distribution and service fees	59,384
Transfer agent costs	568
Trustee and CCO fees	1,553
Audit and tax fees	12,056
Custody fees	9,125
Legal fees	1,802
Printing and shareholder reports fees	16,350
Other accrued expenses	7,964
Variation margin payable on futures contracts	89,672
Total liabilities	7,820,966
Net assets	$267,743,346
Net assets consist of:
Capital stock ($0.01 par value)	$214,024
Additional paid-in capital	206,442,358
Total distributable earnings (accumulated losses)	61,086,964
Net assets	$267,743,346
Shares outstanding	21,402,435
Net asset value and offering price per share	$12.51
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Interest income	$2,254,715
Net income from securities lending	23,082
Total investment income	2,277,797
Expenses:
Investment management fees	914,998
Distribution and service fees	336,396
Transfer agent costs	1,525
Trustee and CCO fees	6,949
Audit and tax fees	13,397
Custody fees	10,834
Legal fees	11,054
Printing and shareholder reports fees	16,273
Other	12,068
Total expenses	1,323,494
Net investment income (loss)	954,303
Net realized gain (loss) on:
Investments	15,401,712
Futures contracts	(1,707,484)
Net realized gain (loss)	13,694,228
Net change in unrealized appreciation (depreciation) on:
Investments	(1,013,800)
Futures contracts	720,028
Net change in unrealized appreciation (depreciation)	(293,772)
Net realized and change in unrealized gain (loss)	13,400,456
Net increase (decrease) in net assets resulting from operations	$14,354,759
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Market Participation Strategy VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$954,303	$3,080,463
Net realized gain (loss)	13,694,228	25,359,878
Net change in unrealized appreciation (depreciation)	(293,772)	(1,006,663)
Net increase (decrease) in net assets resulting from operations	14,354,759	27,433,678
Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(13,795,540)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(13,795,540)
Capital share transactions:
Proceeds from shares sold	389,011	981,410
Dividends and/or distributions reinvested	—	13,795,540
Cost of shares redeemed	(25,245,895)	(56,939,742)
Net increase (decrease) in net assets resulting from capital share transactions	(24,856,884)	(42,162,792)
Net increase (decrease) in net assets	(10,502,125)	(28,524,654)
Net assets:
Beginning of period/year	278,245,471	306,770,125
End of period/year	$267,743,346	$278,245,471
Capital share transactions - shares:
Shares issued	32,213	85,603
Shares reinvested	—	1,205,904
Shares redeemed	(2,086,327)	(4,945,709)
Net increase (decrease) in shares outstanding	(2,054,114)	(3,654,202)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Market Participation Strategy VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$11.86	$11.32	$10.00	$9.00	$14.11	$13.78
Investment operations:
Net investment income (loss)(A)	0.04	0.12	0.12	0.14	0.04	0.01
Net realized and unrealized gain (loss)	0.61	0.99	1.37	0.90	(2.07)	1.92
Total investment operations	0.65	1.11	1.49	1.04	(2.03)	1.93
Dividends and/or distributions to shareholders:
Net investment income	—	(0.15)	(0.17)	(0.04)	(0.00)(B)	(0.07)
Net realized gains	—	(0.42)	—	—	(3.08)	(1.53)
Total dividends and/or distributions to shareholders	—	(0.57)	(0.17)	(0.04)	(3.08)	(1.60)
Net asset value, end of period/year	$12.51	$11.86	$11.32	$10.00	$9.00	$14.11
Total return(C)	5.48%(D)	10.02%	14.94%	11.55%	(15.30)%	14.45%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$267,743	$278,245	$306,770	$324,912	$336,365	$460,349
Expenses to average net assets	0.98%(E)	0.98%	0.98%	0.98%	0.97%	0.96%
Net investment income (loss) to average net assets	0.71%(E)	1.07%	1.12%	1.46%	0.35%	0.04%
Portfolio turnover rate	13%(D)	25%	10%	16%	3%	72%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(D)	Not annualized.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Market Participation Strategy VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2026 by the Portfolio.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
U.S. Government Agency Obligations	$6,624,750	$—	$—	$—	$6,624,750
Total Borrowings	$6,624,750	$—	$—	$—	$6,624,750
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Option contracts: The Portfolio is subject to equity risk, credit risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.
Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.
Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.
Open option contracts at June 30, 2026, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2026, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2026.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions: Investments, at value (A)	$—	$—	$61,059,608	$—	$—	$61,059,608
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	301,015	—	—	—	—	301,015
Total	$301,015	$—	$61,059,608	$—	$—	$61,360,623

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(142)	$—	$(47,365)	$—	$—	$(47,507)
Total	$(142)	$—	$(47,365)	$—	$—	$(47,507)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$16,093,485	$—	$—	$16,093,485
Futures contracts	(1,852,955)	—	145,471	—	—	(1,707,484)
Total	$(1,852,955)	$—	$16,238,956	$—	$—	$14,386,001

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$(1,245,299)	$—	$—	$(1,245,299)
Futures contracts	719,768	—	260	—	—	720,028
Total	$719,768	$—	$(1,245,039)	$—	$—	$(525,271)

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2026.
Options:
Average value of option contracts purchased	$57,287,771
Futures contracts:
Average notional value of contracts — long	67,692,099
Average notional value of contracts — short	(4,075,088)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect.
Tactical asset allocation risk: Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The Portfolio’s tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the Portfolio in order to maintain a long-term goal for asset allocation).The sub-adviser’s evaluations and assumptions in selecting investments may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the Portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Leveraging risk: To the extent that the Portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the Portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the Portfolio’s assets. The Portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Non-diversification risk: As a “non-diversified” Portfolio, the Portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to the risks associated with investing in those issuers.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.68%
Over $500 million up to $1 billion	0.65
Over $1 billion up to $1.5 billion	0.62
Over $1.5 billion	0.60
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2026
Service Class	1.03%	May 1, 2027
Prior May 1, 2026
Service Class	1.07
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio's shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.25% of Service Class shares.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
8. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$22,237,865	$—	$42,688,582	$40,429,844
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$168,731,522	$19,970,293	$(2,467,716)	$17,502,577
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
10. OPERATING SEGMENTS (continued)
Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Market Participation Strategy VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Market Participation Strategy VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Market Participation Strategy VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Market Participation Strategy VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Market Participation Strategy VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and PGIM Quantitative Solutions LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Market Participation Strategy VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-, 5- and 10-year periods and below the median for its peer universe for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Market Participation Strategy VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Morgan Stanley Capital Growth VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Automobiles - 9.2%
Tesla, Inc. (A)	36,420	$ 15,318,252
Biotechnology - 4.9%
Roivant Sciences Ltd. (A)	228,772	8,096,241
Broadline Retail - 1.0%
MercadoLibre, Inc. (A)	992	1,683,811
Diversified Telecommunication Services - 4.8%
Space Exploration Technologies Corp., Class A (A)	47,041	8,037,425
Entertainment - 4.0%
ROBLOX Corp., Class A (A)	123,427	6,711,960
Financial Services - 9.4%
Affirm Holdings, Inc. (A)	149,895	12,223,937
Federal National Mortgage Association (A)	509,513	3,316,930
		15,540,867
Health Care Equipment & Supplies - 3.6%
Medline, Inc., Class A (A)	151,173	5,962,263
Hotels, Restaurants & Leisure - 6.3%
Airbnb, Inc., Class A (A)	17,856	2,555,194
DoorDash, Inc., Class A (A)	42,578	7,856,918
		10,412,112
IT Services - 17.9%
Cloudflare, Inc., Class A (A)	90,483	22,193,670
Shopify, Inc., Class A (A)	65,762	7,508,705
		29,702,375
Pharmaceuticals - 8.6%
Royalty Pharma PLC, Class A	254,191	14,252,489
Real Estate Management & Development - 0.6%
Opendoor Technologies, Inc. (A)	218,507	1,009,502
	Shares	Value
COMMON STOCKS (continued)
Software - 18.5%
AppLovin Corp., Class A (A)	21,312	$ 10,980,582
Aurora Innovation, Inc. (A)	1,192,549	8,133,184
BitMine Immersion Technologies, Inc. (B)	68,964	917,911
Circle Internet Group, Inc. (A)	27,597	1,728,400
Crowdstrike Holdings, Inc., Class A (A)	3,663	2,795,382
Palantir Technologies, Inc., Class A (A)	18,622	2,172,629
Strategy, Inc., Class A (A)	45,715	3,974,005
		30,702,093
Technology Hardware, Storage & Peripherals - 4.5%
IonQ, Inc. (A)(B)	140,838	7,501,032
Trading Companies & Distributors - 4.6%
QXO, Inc. (A)(B)	442,052	7,638,659
Total Common Stocks (Cost $117,374,570)		162,569,081
OTHER INVESTMENT COMPANY - 5.5%
Securities Lending Collateral - 5.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (C)	9,084,855	9,084,855
Total Other Investment Company (Cost $9,084,855)		9,084,855
Total Investments Excluding Options Purchased (Cost $126,459,425)		171,653,936
Total Options Purchased - 0.0% * (Cost $544,312)		19,612
Total Investments (Cost $127,003,737)		171,673,548
Net Other Assets (Liabilities) - (3.4)%		(5,673,297)
Net Assets - 100.0%		$ 166,000,251
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put – USD vs. CNH	BCLY	USD	7.20	02/12/2027	USD	61,941,552	$162,746	$15,609
Put – USD vs. CNH	SCB	USD	7.32	12/17/2026	USD	66,844,261	189,169	3,944
Put – USD vs. CNH	SCB	USD	7.58	08/11/2026	USD	58,802,353	192,397	59
Total							$544,312	$19,612
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$162,569,081	$—	$—	$162,569,081
Other Investment Company	9,084,855	—	—	9,084,855
Over-the-Counter Foreign Exchange Options Purchased	—	19,612	—	19,612
Total Investments	$171,653,936	$19,612	$—	$171,673,548
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $14,674,947, collateralized by cash collateral of $9,084,855 and non-cash collateral, such as U.S. government securities of $5,960,938. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at June 30, 2026.
(D)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATION(S):
CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
BCLY	Barclays Bank PLC
SCB	Standard Chartered Bank
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Capital Growth VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Investments, at value (cost $127,003,737) (including securities loaned of $14,674,947)	$171,673,548
Cash	3,765,151
Foreign currency, at value (cost $1,703)	1,714
Receivables and other assets:
Investments sold	184,528
Net income from securities lending	4,176
Prepaid expenses	747
Total assets	175,629,864
Liabilities:
Cash collateral received upon return of:
Securities on loan	9,084,855
Cash collateral at broker for:
OTC derivatives (A)	70,000
Payables and other liabilities:
Investments purchased	300,947
Shares of beneficial interest redeemed	28,777
Investment management fees	95,555
Transfer agent costs	410
Trustee and CCO fees	1,183
Audit and tax fees	12,132
Custody fees	7,111
Legal fees	1,264
Printing and shareholder reports fees	20,273
Other accrued expenses	7,106
Total liabilities	9,629,613
Net assets	$166,000,251
Net assets consist of:
Capital stock ($0.01 par value)	$173,279
Additional paid-in capital	892,855,869
Total distributable earnings (accumulated losses)	(727,028,897)
Net assets	$166,000,251
Shares outstanding	17,327,897
Net asset value and offering price per share	$9.58

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income	$129,381
Interest income	46,301
Net income from securities lending	20,514
Total investment income	196,196
Expenses:
Investment management fees	551,988
Transfer agent costs	963
Trustee and CCO fees	4,348
Audit and tax fees	13,413
Custody fees	7,473
Legal fees	6,854
Printing and shareholder reports fees	23,889
Other	10,297
Total expenses before waiver and/or reimbursement and recapture	619,225
Expenses waived and/or reimbursed:
Initial Class	(5,344)
Recapture of previously waived and/or reimbursed fees:
Initial Class	913
Net expenses	614,794
Net investment income (loss)	(418,598)
Net realized gain (loss) on:
Investments	5,544,180
Net change in unrealized appreciation (depreciation) on:
Investments	(7,502,868)
Translation of assets and liabilities denominated in foreign currencies	(49)
Net change in unrealized appreciation (depreciation)	(7,502,917)
Net realized and change in unrealized gain (loss)	(1,958,737)
Net increase (decrease) in net assets resulting from operations	$(2,377,335)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Capital Growth VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$(418,598)	$(943,116)
Net realized gain (loss)	5,544,180	17,756,364
Net change in unrealized appreciation (depreciation)	(7,502,917)	14,725,858
Net increase (decrease) in net assets resulting from operations	(2,377,335)	31,539,106
Capital share transactions:
Proceeds from shares sold:
Initial Class	670,852	5,064,817
	670,852	5,064,817
Cost of shares redeemed:
Initial Class	(17,131,458)	(20,680,143)
	(17,131,458)	(20,680,143)
Net increase (decrease) in net assets resulting from capital share transactions	(16,460,606)	(15,615,326)
Net increase (decrease) in net assets	(18,837,941)	15,923,780
Net assets:
Beginning of period/year	184,838,192	168,914,412
End of period/year	$166,000,251	$184,838,192
Capital share transactions - shares:
Shares issued:
Initial Class	75,961	556,619
	75,961	556,619
Shares redeemed:
Initial Class	(1,918,516)	(2,455,914)
	(1,918,516)	(2,455,914)
Net increase (decrease) in shares outstanding:
Initial Class	(1,842,555)	(1,899,295)
	(1,842,555)	(1,899,295)
FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$9.64	$8.02	$5.56	$3.79	$29.23	$38.86
Investment operations:
Net investment income (loss)(A)	(0.02)	(0.05)	(0.02)	(0.02)	(0.06)	(0.25)
Net realized and unrealized gain (loss)	(0.04)	1.67	2.48	1.79	(15.27)	1.48
Total investment operations	(0.06)	1.62	2.46	1.77	(15.33)	1.23
Dividends and/or distributions to shareholders:
Net realized gains	—	—	—	—	(10.11)	(10.86)
Net asset value, end of period/year	$9.58	$9.64	$8.02	$5.56	$3.79	$29.23
Total return(B)	(0.62)%(C)	20.20%	44.24%	46.70%	(59.84)%	(0.53)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$166,000	$184,838	$168,914	$134,260	$326,844	$1,621,984
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.77%(D)	0.77%	0.74%	0.85%	0.76%	0.72%
Including waiver and/or reimbursement and recapture	0.76%(D)	0.76%	0.76%	0.76%	0.76%(E)	0.72%
Net investment income (loss) to average net assets	(0.52)%(D)	(0.52)%	(0.41)%	(0.34)%	(0.56)%	(0.66)%
Portfolio turnover rate	17%(C)	66%	45%	28%	37%	59%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Initial Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2026 by the Portfolio.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$9,084,855	$—	$—	$—	$9,084,855
Total Borrowings	$9,084,855	$—	$—	$—	$9,084,855
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Option contracts: The Portfolio is subject to equity risk, credit risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.
Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.
Options on foreign currency: The Portfolio may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.
Open option contracts at June 30, 2026, are included within the Schedule of Investments.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2026.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions: Investments, at value (A)	$—	$19,612	$—	$—	$—	$19,612
Total	$—	$19,612	$—	$—	$—	$19,612

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$(473,428)	$—	$—	$—	$(473,428)
Total	$—	$(473,428)	$—	$—	$—	$(473,428)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$183,863	$—	$—	$—	$183,863
Total	$—	$183,863	$—	$—	$—	$183,863

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2026.
Options:
Average value of option contracts purchased	$105,516
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.
ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.
Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2026. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.
	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Receivable		Financial Instruments	Collateral Pledged (B)	Net Payable
	Assets				Liabilities
Barclays Bank PLC	$15,609	$—	$(15,609)	$—	$—	$—	$—	$—
Standard Chartered Bank	4,003	—	(4,003)	—	—	—	—	—
Total	$19,612	$—	$(19,612)	$—	$—	$—	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Focused investing risk: To the extent the Portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Large capitalization companies risk: The Portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Sector focus risk: To the extent the Portfolio invests more heavily in a particular market sector, the value of the Portfolio’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the Portfolio will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Information technology sector risk: Information technology companies face intense competition and potentially rapid product obsolescence, including due to rapid development of technological innovations and frequent new product introduction. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Such companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss, impairment of, or inability to enforce those rights. They are also facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. These companies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1.5 billion	0.6825%
Over $1.5 billion up to $3 billion	0.6415
Over $3 billion up to $4 billion	0.5900
Over $4 billion up to $5 billion	0.5750
Over $5 billion	0.5500
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.76%	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended June 30, 2026, the balances available for recapture by TAM for the Portfolio are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Initial Class	$113,403	$46,714	$16,586	$5,344	$182,047

(A)	For the six-month period of July 1, 2023 through December 31, 2023.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio's shares.
TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.15% of Initial Class shares.
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
8. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$26,708,700	$382,892	$35,946,438	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$127,003,737	$58,523,704	$(13,853,893)	$44,669,811
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Capital Growth VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Capital Growth VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Capital Growth VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Capital Growth VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Morgan Stanley Investment Management, Inc. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limit, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Capital Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Initial Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1- and 3-year periods and below the median for its peer universe for the past 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1- and 3-year periods and below the benchmark for the past 5- and 10-year periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Capital Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Morgan Stanley Global Allocation Managed Risk -Balanced
VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
INVESTMENT COMPANY - 96.9%
International Mixed Allocation Fund - 96.9%
Transamerica Morgan Stanley Global Allocation VP, Initial Class (A)	30,901,651	$ 172,740,228
Total Investment Company (Cost $176,953,856)		172,740,228
Total Investments (Cost $176,953,856)		172,740,228
Net Other Assets (Liabilities) - 3.1%		5,439,157
Net Assets - 100.0%		$ 178,179,385
FUTURES CONTRACTS:

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
EUR Currency	(14)	09/14/2026	$(2,016,150)	$(2,004,888)	$11,262	$—
EURO STOXX 50® Index	(26)	09/18/2026	(1,871,499)	(1,888,215)	—	(16,716)
FTSE 100 Index	(2)	09/18/2026	(280,079)	(279,655)	424	—
GBP Currency	(3)	09/14/2026	(249,198)	(248,531)	667	—
JPY Currency	(17)	09/14/2026	(1,328,754)	(1,314,738)	14,016	—
MSCI Emerging Markets Index	(26)	09/18/2026	(2,260,623)	(2,284,490)	—	(23,867)
Nikkei 225 Index	(3)	09/10/2026	(1,259,879)	(1,295,058)	—	(35,179)
S&P 500® E-Mini Index	(33)	09/18/2026	(12,298,875)	(12,454,612)	—	(155,737)
S&P Midcap 400® E-Mini Index	(1)	09/18/2026	(374,849)	(388,500)	—	(13,651)
Total Futures Contracts					$26,369	$(245,150)
INVESTMENT VALUATION:

Valuation Inputs (B)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$172,740,228	$—	$—	$172,740,228
Total Investments	$172,740,228	$—	$—	$172,740,228
Other Financial Instruments
Futures Contracts (C)	$26,369	$—	$—	$26,369
Total Other Financial Instruments	$26,369	$—	$—	$26,369
LIABILITIES
Other Financial Instruments
Futures Contracts (C)	$(245,150)	$—	$—	$(245,150)
Total Other Financial Instruments	$(245,150)	$—	$—	$(245,150)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investments in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Sponsored ETFs. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statement of Operations.

(B)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(C)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
PORTFOLIO ABBREVIATION(S):
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Affiliated investments, at value (cost $176,953,856)	$172,740,228
Cash	4,453,448
Cash collateral pledged at broker for:
Futures contracts	1,247,339
Prepaid expenses	723
Total assets	178,441,738
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	118,374
Investment management fees	28,744
Distribution and service fees	39,398
Transfer agent costs	383
Trustee and CCO fees	1,068
Audit and tax fees	10,849
Custody fees	2,326
Legal fees	930
Printing and shareholder reports fees	10,720
Other accrued expenses	9,061
Variation margin payable on futures contracts	40,500
Total liabilities	262,353
Net assets	$178,179,385
Net assets consist of:
Capital stock ($0.01 par value)	$244,477
Additional paid-in capital	240,350,574
Total distributable earnings (accumulated losses)	(62,415,666)
Net assets	$178,179,385
Shares outstanding	24,447,660
Net asset value and offering price per share	$7.29
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Interest income from unaffiliated investments	$40,056
Total investment income	40,056
Expenses:
Investment management fees	181,332
Distribution and service fees	226,665
Transfer agent costs	1,033
Trustee and CCO fees	4,698
Audit and tax fees	11,867
Custody fees	2,525
Legal fees	7,483
Printing and shareholder reports fees	10,746
Other	7,306
Total expenses before waiver and/or reimbursement and recapture	453,655
Expenses waived and/or reimbursed	(29,786)
Recapture of previously waived and/or reimbursed fees	2,320
Net expenses	426,189
Net investment income (loss)	(386,133)
Net realized gain (loss) on:
Affiliated investments	(15,093,058)
Futures contracts	(1,850,709)
Net realized gain (loss)	(16,943,767)
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	26,417,074
Futures contracts	(277,271)
Translation of assets and liabilities denominated in foreign currencies	(2,796)
Net change in unrealized appreciation (depreciation)	26,137,007
Net realized and change in unrealized gain (loss)	9,193,240
Net increase (decrease) in net assets resulting from operations	$8,807,107
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$(386,133)	$27,931,300
Net realized gain (loss)	(16,943,767)	(29,450,119)
Net change in unrealized appreciation (depreciation)	26,137,007	27,198,135
Net increase (decrease) in net assets resulting from operations	8,807,107	25,679,316
Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(21,777,300)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(21,777,300)
Capital share transactions:
Proceeds from shares sold	87,466	879,216
Dividends and/or distributions reinvested	—	21,777,300
Cost of shares redeemed	(19,123,043)	(37,661,308)
Net increase (decrease) in net assets resulting from capital share transactions	(19,035,577)	(15,004,792)
Net increase (decrease) in net assets	(10,228,470)	(11,102,776)
Net assets:
Beginning of period/year	188,407,855	199,510,631
End of period/year	$178,179,385	$188,407,855
Capital share transactions - shares:
Shares issued	12,240	127,921
Shares reinvested	—	3,274,782
Shares redeemed	(2,700,931)	(5,395,610)
Net increase (decrease) in shares outstanding	(2,688,691)	(1,992,907)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$6.94	$6.85	$6.52	$7.38	$10.45	$10.28
Investment operations:
Net investment income (loss)(A)	(0.02)	1.01	0.69	(0.03)	1.43	1.32
Net realized and unrealized gain (loss)	0.37	(0.07)	(0.36)	0.62	(3.09)	(0.59)
Total investment operations	0.35	0.94	0.33	0.59	(1.66)	0.73
Dividends and/or distributions to shareholders:
Net investment income	—	(0.85)	—	(1.45)	(1.41)	(0.56)
Net realized gains	—	—	—	—	—	—
Total dividends and/or distributions to shareholders	—	(0.85)	—	(1.45)	(1.41)	(0.56)
Net asset value, end of period/year	$7.29	$6.94	$6.85	$6.52	$7.38	$10.45
Total return(B)	5.04%(C)	14.21%	5.06%	9.00%	(16.23)%	7.18%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$178,179	$188,408	$199,511	$220,195	$226,187	$300,295
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.50%(E)	0.51%	0.50%	0.51%	0.50%	0.48%
Including waiver and/or reimbursement and recapture	0.47%(E)	0.47%	0.47%	0.47%	0.47%	0.47%
Net investment income (loss) to average net assets	(0.43)%(E)	14.48%	10.23%	(0.35)%	16.41%	12.45%
Portfolio turnover rate	— %(C)	— %	— %	2%	2%	— %

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.
The Portfolio, a “fund of funds,” seeks to achieve the Portfolio's investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in Transamerica Morgan Stanley Global Allocation VP (the “Underlying Portfolio”). The Portfolio employs a risk management strategy in an effort to manage return volatility. The shareholder report of the Underlying Portfolio, including the Schedule of Investments, should be read in conjunction with this report and is available on the funds’ web page at www.transamerica.com/financial-pro/annuities/prospectus. The Underlying Portfolio's shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2026, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2026, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2026.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$25,945	$424	$—	$—	$26,369
Total	$—	$25,945	$424	$—	$—	$26,369

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$(245,150)	$—	$—	$(245,150)
Total	$—	$—	$(245,150)	$—	$—	$(245,150)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$(132,559)	$(1,718,150)	$—	$—	$(1,850,709)
Total	$—	$(132,559)	$(1,718,150)	$—	$—	$(1,850,709)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$16,756	$(294,027)	$—	$—	$(277,271)
Total	$—	$16,756	$(294,027)	$—	$—	$(277,271)
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2026.
Futures contracts:
Average notional value of contracts — long	$6,225,704
Average notional value of contracts — short	(6,555,009)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s and Underlying Portfolio’s asset allocation and reallocation from time to time. These actions may be unsuccessful in maximizing return and/or avoiding investment losses.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Underlying Portfolio risk: Because the Portfolio invests its assets in the Underlying Portfolio, its ability to achieve its investment objective depends largely on the performance of the Underlying Portfolio in which it invests. The Underlying Portfolio in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the Underlying Portfolio’s shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of the Underlying Portfolio will be achieved. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the Underlying Portfolio in which it invests.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Non-diversification risk: As a “non-diversified” Portfolio, the Portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to the risks associated with investing in those issuers.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
Subsidiary risk: By investing in the Subsidiary, the Underlying Portfolio will be indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments that will be held by the Subsidiary are generally similar to those that are permitted to be held by the Underlying Portfolio and will be subject to all of the risks that apply to similar investments if held directly by the Underlying Portfolio. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted in the prospectus, is not subject to the investor protections of the Investment Company Act. Although certain regulated investment companies received private letter rulings from the Internal Revenue Service (“IRS”) with respect to their investment in entities similar to the Subsidiary, the Underlying Portfolio has not received such a ruling. The IRS is no longer issuing private letter rulings on structures of this kind. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the prospectus and the SAI and could adversely affect the Portfolio.
Commodities and commodity-related securities risk: Commodities and commodity-related businesses or industries are subject to changes and volatility in commodity prices generally, regulatory, economic and political developments, weather events and natural disasters, tariffs and trade disruptions, and market disruptions. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments also are subject to the credit risk associated with the issuer, and their value may decline substantially if the issuer’s creditworthiness deteriorates.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. INVESTMENT CONCENTRATION
Throughout the period, the Portfolio can have investments that account for a significant percentage of the Portfolio's total assets. As of June 30, 2026, the most recent financial statements are included within this report for the following investments:
Investment	Percentage of Total Assets
Transamerica Morgan Stanley Global Allocation VP	96.80%
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2 billion	0.20%
Over $2 billion up to $4 billion	0.19
Over $4 billion up to $6 billion	0.18
Over $6 billion up to $8 billion	0.17
Over $8 billion up to $10 billion	0.16
Over $10 billion	0.15
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.47%	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended June 30, 2026, the balances available for recapture by TAM for the Portfolio are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Service Class	$56,446	$71,781	$75,261	$29,786	$233,274

(A)	For the six-month period of July 1, 2023 through December 31, 2023.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio's shares.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.25% of Service Class shares.
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
9. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$—	$22,114,820
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$176,953,856	$26,369	$(4,458,778)	$(4,432,409)
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
11. OPERATING SEGMENTS (continued)
operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period, in line with the median for its peer universe for the past 3-year period, and below the median for its peer universe for the 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on April 30, 2020, pursuant to its current investment objective and investment strategies.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was above the median for its peer group and below the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Morgan Stanley Global Allocation VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 49.7%
Australia - 1.0%
ANZ Group Holdings Ltd.	17,618	$ 431,193
APA Group	8,040	56,444
Aristocrat Leisure Ltd.	3,277	139,011
ASX Ltd.	1,180	43,561
Atlassian Corp., Class A (A)	784	60,987
BHP Group Ltd.	29,983	1,233,069
Brambles Ltd.	8,071	108,853
CAR Group Ltd.	2,242	39,986
Cochlear Ltd.	389	32,790
Coles Group Ltd.	8,031	135,504
Commonwealth Bank of Australia	9,777	1,114,330
Computershare Ltd.	3,095	82,027
CSL Ltd.	2,907	230,933
Evolution Mining Ltd.	12,104	98,467
Fortescue Ltd.	10,151	134,587
Goodman Group, REIT	11,278	243,073
Insurance Australia Group Ltd.	13,875	77,715
IREN Ltd. (A)	1,428	65,303
Lottery Corp. Ltd.	13,237	52,788
Lynas Rare Earths Ltd. (A)	5,374	67,196
Macquarie Group Ltd.	2,127	368,584
Medibank Pvt Ltd.	16,238	55,875
National Australia Bank Ltd.	18,119	474,942
Northern Star Resources Ltd.	8,166	107,138
Origin Energy Ltd.	10,231	77,776
Pro Medicus Ltd.	329	46,338
Qantas Airways Ltd.	4,375	32,168
QBE Insurance Group Ltd.	9,169	159,910
Quintis Australia Pty. Ltd. (B)(C)(D)	1,725,383	2
REA Group Ltd. (E)	311	29,971
Rio Tinto Ltd.	2,188	261,329
Santos Ltd.	19,263	96,158
Scentre Group, REIT	30,996	82,836
SGH Ltd.	1,209	39,040
Sigma Healthcare Ltd.	30,805	58,652
Sonic Healthcare Ltd.	2,772	39,938
South32 Ltd.	26,709	72,119
Stockland, REIT	14,725	41,595
Suncorp Group Ltd.	6,378	85,181
Telstra Group Ltd.	23,620	83,075
Transurban Group (E)	18,465	183,837
Vicinity Ltd., REIT	23,757	42,436
Washington H Soul Pattinson & Co. Ltd.	2,014	64,351
Wesfarmers Ltd.	6,676	417,841
Westpac Banking Corp. (E)	20,155	491,332
WiseTech Global Ltd.	1,177	26,892
Woodside Energy Group Ltd.	11,213	219,003
Woolworths Group Ltd.	7,293	202,124
		8,308,260
Austria - 0.1%
BAWAG Group AG (F)	851	170,453
Erste Group Bank AG	3,438	459,999
OMV AG	738	46,505
	Shares	Value
COMMON STOCKS (continued)
Austria (continued)
Raiffeisen Bank International AG	1,471	$ 93,871
Verbund AG	341	21,663
		792,491
Belgium - 0.2%
Ageas SA	815	65,185
Anheuser-Busch InBev SA	5,441	451,719
D'ieteren Group (E)	118	22,974
Elia Group SA (E)	240	38,337
Financiere de Tubize SA (E)	109	28,770
Groupe Bruxelles Lambert NV	437	39,796
KBC Ancora	238	22,326
KBC Group NV	2,694	367,225
Lotus Bakeries NV (E)	2	26,554
Sofina SA (E)	91	23,145
Syensqo SA	401	29,599
UCB SA (E)	688	205,960
		1,321,590
Bermuda - 0.0% *
Arch Capital Group Ltd. (A)	1,594	154,713
Everest Group Ltd.	182	65,016
		219,729
Canada - 1.9%
Agnico Eagle Mines Ltd.	2,686	417,336
Alamos Gold, Inc., Class A	2,374	71,977
Alimentation Couche-Tard, Inc.	3,829	244,062
AltaGas Ltd.	1,675	61,874
ARC Resources Ltd.	3,084	64,800
AtkinsRealis Group, Inc.	887	55,087
Bank of Montreal	3,778	667,746
Bank of Nova Scotia	6,601	573,739
Barrick Mining Corp.	9,136	335,937
BCE, Inc.	402	8,659
Bombardier, Inc., Class B (A)	407	93,708
Brookfield Corp.	10,865	463,558
CAE, Inc. (A)	1,633	40,887
Cameco Corp.	2,262	230,562
Canadian Imperial Bank of Commerce	4,974	572,786
Canadian National Railway Co.	2,776	331,280
Canadian Natural Resources Ltd.	11,293	446,863
Canadian Pacific Kansas City Ltd.	4,785	414,852
Canadian Tire Corp. Ltd., Class A	269	37,052
Canadian Utilities Ltd., Class A	728	27,062
CCL Industries, Inc., Class B	778	50,726
Celestica, Inc. (A)	601	219,187
Cenovus Energy, Inc.	7,660	190,062
CGI, Inc.	1,072	69,290
Constellation Software, Inc.	110	207,086
Descartes Systems Group, Inc. (A)	474	32,830
Dollarama, Inc.	1,464	193,672
Element Fleet Management Corp.	2,146	44,289
Emera, Inc.	1,634	86,674
Empire Co. Ltd., Class A	681	23,850
Enbridge, Inc.	11,621	630,193
Fairfax Financial Holdings Ltd.	112	184,218
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Canada (continued)
First Quantum Minerals Ltd. (A)	3,842	$ 104,946
FirstService Corp. (E)	226	32,136
Fortis, Inc.	2,734	156,628
Franco-Nevada Corp.	1,048	218,674
George Weston Ltd.	924	66,323
GFL Environmental, Inc. (E)	1,329	48,868
Gildan Activewear, Inc.	873	45,009
Great-West Lifeco, Inc.	1,473	93,859
Hydro One Ltd. (F)	1,785	73,628
iA Financial Corp., Inc.	494	68,211
IGM Financial, Inc.	442	24,677
Imperial Oil Ltd.	910	102,187
Intact Financial Corp.	973	200,816
Ivanhoe Mines Ltd., Class A (A)	4,234	33,167
Keyera Corp.	1,234	49,569
Kinross Gold Corp.	6,562	155,369
Loblaw Cos. Ltd.	3,191	144,762
Lululemon Athletica, Inc. (A)	476	54,350
Lundin Gold, Inc.	586	31,613
Lundin Mining Corp.	3,655	89,065
LunR Royalties Corp. (A)	122	1,626
Magna International, Inc.	1,404	92,323
Manulife Financial Corp.	8,944	362,742
Metro, Inc.	1,091	69,756
National Bank of Canada	2,097	331,070
Nutrien Ltd. (E)	2,586	162,918
Open Text Corp.	1,372	30,366
Pan American Silver Corp.	2,280	102,212
Pembina Pipeline Corp.	3,122	144,450
Power Corp. of Canada (E)	2,960	184,540
Rogers Communications, Inc., Class B	1,990	64,741
Royal Bank of Canada	7,497	1,552,420
Saputo, Inc.	1,336	38,698
Shopify, Inc., Class A (A)	6,739	771,000
Stantec, Inc.	616	42,487
Sun Life Financial, Inc.	2,970	233,181
Suncor Energy, Inc.	6,489	349,100
TC Energy Corp. (E)	5,534	366,475
Teck Resources Ltd., Class B	2,420	144,134
TELUS Corp.	2,740	28,979
TFI International, Inc.	424	61,033
Thomson Reuters Corp.	829	67,711
TMX Group Ltd.	1,492	48,844
Toromont Industries Ltd.	441	72,519
Toronto-Dominion Bank	9,024	1,097,196
Tourmaline Oil Corp.	1,976	82,621
Waste Connections, Inc.	1,138	189,693
Wheaton Precious Metals Corp.	2,456	276,277
Whitecap Resources, Inc.	6,683	69,410
WSP Global, Inc.	723	89,645
		16,013,928
Chile - 0.0% *
Antofagasta PLC	2,079	105,344
	Shares	Value
COMMON STOCKS (continued)
China - 0.0% *
Vnet Group, Inc., ADR (A)(E)	1,151	$ 9,254
Yangzijiang Shipbuilding Holdings Ltd.	15,180	40,128
		49,382
Czech Republic - 0.0% *
CSG NV (A)(E)	1,098	16,026
Denmark - 0.2%
AP Moller - Maersk AS, Class A	16	36,933
AP Moller - Maersk AS, Class B	22	52,262
Carlsberg AS, Class B	510	66,798
Coloplast AS, Class B	683	38,871
Danske Bank AS	3,574	191,330
Demant AS (A)	507	20,787
DSV AS	1,106	261,890
Genmab AS (A)	332	91,099
Novo Nordisk AS, Class B	17,824	857,189
Novonesis Novozymes, Class B	1,950	123,081
Orsted AS (A)(F)	2,839	63,710
Pandora AS	433	49,683
Rockwool AS, B Shares	526	16,821
Tryg AS	1,805	41,085
Vestas Wind Systems AS	5,285	149,138
		2,060,677
Finland - 0.2%
Elisa OYJ	780	32,744
Fortum OYJ	2,426	56,243
Kesko OYJ, B Shares	1,483	33,144
Kone OYJ, Class B	1,864	105,979
Metso OYJ	3,579	62,158
Neste OYJ	2,306	75,462
Nokia OYJ	29,245	386,114
Nordea Bank Abp	37,227	706,090
Orion OYJ, Class B	588	48,339
Sampo OYJ, A Shares	13,036	136,944
Stora Enso OYJ, R Shares (E)	3,160	33,673
UPM-Kymmene OYJ	2,823	74,833
Wartsila OYJ Abp	2,730	104,122
		1,855,845
France - 1.4%
Accor SA	1,009	58,613
Aeroports de Paris SA	186	24,228
Air Liquide SA	3,414	675,937
Alstom SA (A)(E)	1,788	31,084
Amundi SA (F)	336	32,230
AXA SA	8,955	448,672
Ayvens SA (F)	1,893	24,917
BioMerieux	223	17,505
BNP Paribas SA	12,090	1,410,965
Bollore SE	3,814	17,676
Bouygues SA	1,030	57,443
Bureau Veritas SA	1,913	58,536
Capgemini SE	804	80,804
Carrefour SA	3,145	58,394
Cie de Saint-Gobain SA	2,387	215,900
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
France (continued)
Cie Generale des Etablissements Michelin SCA	3,512	$ 135,432
Covivio SA, REIT	299	18,312
Credit Agricole SA	12,606	253,432
Danone SA	3,494	286,404
Dassault Aviation SA	104	34,128
Dassault Systemes SE	3,599	73,259
Eiffage SA	365	53,841
Engie SA	9,875	311,303
EssilorLuxottica SA	1,633	306,095
Gecina SA, REIT (E)	247	20,757
Getlink SE	1,577	33,515
Hermes International SCA	174	317,702
Ipsen SA	203	39,153
Kering SA	406	114,721
Klepierre SA, REIT (E)	1,153	48,191
Legrand SA	1,407	237,448
L'Oreal SA	1,300	569,866
LVMH Moet Hennessy Louis Vuitton SE	1,359	751,707
Orange SA	9,958	187,794
Pernod Ricard SA	1,122	81,868
Publicis Groupe SA	1,225	121,017
Renault SA (E)	1,031	29,545
Rexel SA	1,182	51,605
Safran SA	1,900	748,974
Sanofi SA	5,869	503,480
Sartorius Stedim Biotech	162	33,614
Schneider Electric SE	2,969	968,185
Societe Generale SA	8,624	762,387
Sodexo SA (E)	477	27,605
Thales SA	491	126,117
TotalEnergies SE	10,794	839,029
Unibail-Rodamco-Westfield, REIT (A)	654	76,557
Veolia Environnement SA	3,372	140,398
Vinci SA	2,638	385,212
		11,901,557
Germany - 1.2%
adidas AG	913	187,149
Allianz SE	2,042	966,174
BASF SE	4,858	259,664
Bayer AG	5,262	291,058
Bayerische Motoren Werke AG	1,521	99,512
Beiersdorf AG	522	44,936
Brenntag SE	654	39,739
Commerzbank AG	8,132	345,927
Continental AG	591	48,728
CTS Eventim AG & Co. KGaA	335	19,540
Daimler Truck Holding AG	2,466	118,905
Delivery Hero SE (A)(F)	1,090	44,836
Deutsche Bank AG	21,456	726,275
Deutsche Boerse AG	998	272,307
Deutsche Lufthansa AG	3,226	36,897
Deutsche Post AG	4,951	300,387
Deutsche Telekom AG	19,731	537,690
E.ON SE	12,037	247,906
Evonik Industries AG	1,375	24,949
	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Fresenius Medical Care AG	1,188	$ 53,753
Fresenius SE & Co. KGaA	2,284	104,310
GEA Group AG	784	53,793
Hannover Rueck SE	324	89,737
Heidelberg Materials AG	722	137,685
Henkel AG & Co. KGaA	557	44,041
Hensoldt AG	329	25,472
HOCHTIEF AG	82	47,502
Infineon Technologies AG	6,954	648,920
Knorr-Bremse AG	392	45,507
LEG Immobilien SE	408	25,757
Mercedes-Benz Group AG	3,857	193,556
Merck KGaA	695	116,615
MTU Aero Engines AG	286	118,917
Muenchener Rueckversicherungs- Gesellschaft AG	699	390,154
Nemetschek SE	309	18,748
Rational AG	27	19,760
Rheinmetall AG	243	275,014
RWE AG	3,365	217,695
SAP SE	5,607	858,479
Scout24 SE (F)	399	32,984
Siemens AG	4,087	1,312,916
Siemens Energy AG	4,181	792,061
Siemens Healthineers AG (F)	1,824	71,276
Symrise AG	719	72,147
Talanx AG	345	43,598
Vonovia SE	4,108	101,339
Zalando SE (A)(F)	1,197	34,698
		10,559,013
Greece - 0.1%
Alpha Bank SA	22,242	100,410
Eurobank SA	35,718	169,979
National Bank of Greece SA	12,226	210,729
Piraeus Bank SA (A)	15,669	162,706
		643,824
Hong Kong - 0.3%
AIA Group Ltd.	63,374	577,350
BOC Hong Kong Holdings Ltd.	22,076	119,291
CK Asset Holdings Ltd.	11,555	65,091
CK Hutchison Holdings Ltd.	16,028	135,392
CK Infrastructure Holdings Ltd.	3,780	28,774
CLP Holdings Ltd.	9,850	91,933
Futu Holdings Ltd., ADR	345	32,340
Galaxy Entertainment Group Ltd.	11,823	44,350
Henderson Land Development Co. Ltd.	8,817	27,880
HKT Trust & HKT Ltd.	22,632	33,647
Hong Kong & China Gas Co. Ltd.	67,259	55,743
Hong Kong Exchanges & Clearing Ltd.	7,256	335,838
Hong Kong Land Holdings Ltd.	6,531	46,501
Jardine Matheson Holdings Ltd.	976	60,024
Link, REIT	16,285	75,789
MTR Corp. Ltd. (E)	9,301	36,171
Power Assets Holdings Ltd.	8,311	60,508
Prudential PLC	13,846	184,211
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Sino Land Co. Ltd.	22,240	$ 29,151
SITC International Holdings Co. Ltd.	7,983	31,941
Sun Hung Kai Properties Ltd.	8,655	123,929
Swire Pacific Ltd., Class A	2,085	21,720
Techtronic Industries Co. Ltd.	8,755	144,561
WH Group Ltd. (F)	50,201	53,063
Wharf Holdings Ltd.	6,425	14,828
Wharf Real Estate Investment Co. Ltd.	10,010	27,288
		2,457,314
Ireland - 0.5%
Accenture PLC, Class A	2,793	347,561
AerCap Holdings NV	923	134,555
AIB Group PLC	24,764	290,735
Allegion PLC	385	54,089
Aptiv PLC (A)	936	57,452
Bank of Ireland Group PLC	10,952	218,052
CRH PLC	2,901	310,407
Eaton Corp. PLC	1,658	706,507
Experian PLC	4,962	167,376
Kerry Group PLC, Class A	909	83,453
Kingspan Group PLC	856	78,196
Medtronic PLC	5,651	442,078
Ryanair Holdings PLC	4,704	147,000
Smurfit WestRock PLC	2,440	112,874
TE Connectivity PLC	1,291	260,279
Trane Technologies PLC	947	465,129
		3,875,743
Israel - 0.2%
Azrieli Group Ltd.	229	31,112
Bank Hapoalim BM	6,744	155,442
Bank Leumi Le-Israel BM	7,992	178,674
Check Point Software Technologies Ltd. (A)	463	60,852
CyberArk Software Ltd. (A)(B)(C)	306	13,770
Elbit Systems Ltd.	150	113,917
ICL Group Ltd.	4,176	20,965
Israel Discount Bank Ltd., Class A	6,596	65,387
Mizrahi Tefahot Bank Ltd.	841	55,674
Monday.com Ltd. (A)	233	16,867
Nice Ltd. (A)	333	29,945
Nova Ltd. (A)	160	84,682
Phoenix Financial Ltd.	1,229	67,978
Teva Pharmaceutical Industries Ltd., ADR (A)	6,187	209,616
Tower Semiconductor Ltd. (A)	1,344	345,230
		1,450,111
Italy - 0.7%
Banca Generali SpA	375	27,937
Banca Mediolanum SpA	1,210	30,112
Banca Monte dei Paschi di Siena SpA	25,256	313,508
Banco BPM SpA	12,891	222,559
BPER Banca SpA	17,444	273,699
Buzzi SpA	410	20,983
Davide Campari-Milano NV	3,362	20,928
ENEL SpA	44,005	505,516
Eni SpA	11,084	261,144
	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Ferrari NV	692	$ 256,457
FinecoBank Banca Fineco SpA	7,183	180,150
Generali (E)	4,570	222,496
Intesa Sanpaolo SpA	172,851	1,183,022
Italgas SpA	3,254	37,682
Leonardo SpA	2,146	115,061
Moncler SpA	1,264	73,339
Poste Italiane SpA	2,445	79,954
Prysmian SpA	1,514	252,651
Recordati Industria Chimica e Farmaceutica SpA	624	36,576
Snam SpA (E)	10,884	78,546
Telecom Italia SpA (A)	9,407	85,536
Terna - Rete Elettrica Nazionale (E)	7,654	89,553
UniCredit SpA	16,619	1,486,069
Unipol Assicurazioni SpA	1,935	53,969
		5,907,447
Luxembourg - 0.0% *
ArcelorMittal SA	2,293	138,073
CVC Capital Partners PLC (E)(F)	1,170	16,991
Eurofins Scientific SE	645	50,527
Tenaris SA	2,026	56,044
		261,635
Macau - 0.0% *
Sands China Ltd.	14,522	24,164
Mexico - 0.0% *
Fresnillo PLC	1,169	42,502
Netherlands - 1.1%
ABN AMRO Bank NV (G)	6,677	283,651
Adyen NV (A)(F)	172	161,231
Airbus SE	3,195	710,189
Akzo Nobel NV	944	64,005
Argenx SE (A)	339	314,289
ASM International NV	258	294,938
ASML Holding NV	2,134	4,197,304
BE Semiconductor Industries NV	393	128,920
Euronext NV (F)	413	66,065
EXOR NV	514	39,349
Ferrovial NV	2,741	187,849
Heineken Holding NV	708	53,998
Heineken NV	1,576	132,534
ING Groep NV, Series N	34,035	1,076,042
JDE Peet's NV (B)(C)(H)	940	34,208
Koninklijke Ahold Delhaize NV	4,886	196,624
Koninklijke KPN NV	20,843	102,787
Koninklijke Philips NV	4,244	115,217
Magnum Ice Cream Co. NV (A)(E)	2,735	47,613
Nebius Group NV (A)(E)	1,176	324,776
NN Group NV	1,425	124,818
NXP Semiconductors NV	1,136	319,250
Prosus NV	7,117	308,930
Qiagen NV	1,111	43,034
Randstad NV (E)	621	17,888
Stellantis NV (A)(E)	10,941	62,200
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
Universal Music Group NV	5,977	$ 125,181
Wolters Kluwer NV	1,251	80,675
		9,613,565
New Zealand - 0.0% *
Auckland International Airport Ltd.	8,746	41,477
Contact Energy Ltd.	4,509	23,867
Fisher & Paykel Healthcare Corp. Ltd.	3,020	66,910
Infratil Ltd. (E)	4,707	41,250
Meridian Energy Ltd.	6,749	22,309
Xero Ltd. (A)	989	49,451
		245,264
Norway - 0.1%
Aker BP ASA	1,710	52,379
DNB Bank ASA	4,651	138,471
Equinor ASA	4,124	130,613
Gjensidige Forsikring ASA	1,050	28,407
Kongsberg Gruppen ASA	2,307	69,524
Kongsberg Maritime AS (A)	2,307	11,942
Mowi ASA	2,485	45,892
Norsk Hydro ASA	7,386	67,006
Orkla ASA	3,691	38,855
Salmar ASA	354	16,565
Telenor ASA	3,258	46,672
Yara International ASA	875	38,488
		684,814
Poland - 0.0% *
InPost SA (A)	1,373	24,175
Portugal - 0.0% *
Banco Comercial Portugues SA, Class R	93,279	110,311
EDP SA	16,980	88,878
Galp Energia SGPS SA	2,273	48,423
Jeronimo Martins SGPS SA	1,532	29,338
		276,950
Republic of South Africa - 0.0% *
Valterra Platinum Ltd.	916	61,602
Russian Federation - 0.0%
Evraz PLC (A)(B)(C)(I)	6,267	0
Singapore - 0.3%
CapitaLand Ascendas, REIT	22,922	44,117
CapitaLand Integrated Commercial Trust, REIT	35,872	65,713
CapitaLand Investment Ltd. (E)	13,697	26,362
DBS Group Holdings Ltd.	12,400	626,829
Grab Holdings Ltd., Class A (A)	14,149	53,342
Keppel Ltd.	8,500	71,876
Keppel REIT	944	627
Oversea-Chinese Banking Corp. Ltd.	19,877	380,870
Sea Ltd., ADR (A)	2,264	216,959
Sembcorp Industries Ltd.	5,232	25,680
Singapore Airlines Ltd. (E)	9,184	54,518
Singapore Exchange Ltd.	5,000	93,063
	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
Singapore Technologies Engineering Ltd.	9,114	$ 73,194
Singapore Telecommunications Ltd.	43,702	148,967
United Overseas Bank Ltd.	7,341	225,606
Wilmar International Ltd.	11,358	31,693
		2,139,416
Spain - 0.8%
Acciona SA (E)	131	41,491
ACS Actividades de Construccion y Servicios SA	936	137,641
Aena SME SA (F)	4,010	122,152
Amadeus IT Group SA (E)	2,414	140,891
Banco Bilbao Vizcaya Argentaria SA	64,689	1,616,491
Banco de Sabadell SA	57,799	204,661
Banco Santander SA	169,942	2,346,419
Bankinter SA	7,622	127,498
CaixaBank SA	41,754	590,865
Cellnex Telecom SA (A)(F)	2,496	74,578
EDP Renewables SA (E)	1,729	27,994
Endesa SA (E)	1,698	77,373
Grifols SA (E)	1,595	16,329
Iberdrola SA	34,494	860,776
Indra Sistemas SA (E)	414	22,668
Industria de Diseno Textil SA	5,868	369,567
Mapfre SA	4,877	24,129
Naturgy Energy Group SA	1,441	45,213
Redeia Corp. SA (E)	2,163	36,800
Repsol SA (E)	5,981	150,414
Telefonica SA (E)	19,517	78,407
Unicaja Banco SA (F)	6,965	24,814
		7,137,171
Sweden - 0.5%
AddTech AB, B Shares	1,389	48,906
Alfa Laval AB	1,547	92,057
Assa Abloy AB, Class B	5,315	187,685
Atlas Copco AB, A Shares (E)	14,334	289,966
Atlas Copco AB, B Shares	8,361	148,054
Beijer Ref AB	2,181	31,940
Boliden AB	1,487	83,855
Epiroc AB, Class A	3,468	95,102
Epiroc AB, Class B	2,056	47,666
EQT AB (E)	2,616	73,923
Essity AB, Class B	3,215	90,949
Evolution AB (A)(F)	709	48,640
Fastighets AB Balder, B Shares (A)	3,785	20,189
H&M Hennes & Mauritz AB, B Shares (E)	2,603	44,751
Hexagon AB, B Shares	11,062	91,404
Holmen AB, B Shares	377	11,843
Industrivarden AB, A Shares	572	32,062
Industrivarden AB, C Shares	823	45,155
Indutrade AB	1,448	29,927
Investment AB Latour, B Shares	777	15,426
Investor AB, B Shares	9,670	401,456
L E Lundbergforetagen AB, B Shares	402	23,155
Lifco AB, B Shares	1,239	40,557
Nibe Industrier AB, B Shares	8,013	29,767
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Norion Bank AB (A)(E)	290	$ 1,815
Saab AB, Class B	1,710	88,671
Sagax AB, Class B (E)	1,162	18,479
Sandvik AB	5,600	230,957
Securitas AB, B Shares	2,610	42,852
Skandinaviska Enskilda Banken AB, Class A	8,018	159,511
Skanska AB, B Shares	1,794	47,957
SKF AB, B Shares	1,788	45,879
Spotify Technology SA (A)	842	386,588
Svenska Cellulosa AB SCA, Class B	3,247	33,185
Svenska Handelsbanken AB, A Shares	7,707	113,344
Swedbank AB, A Shares	4,500	168,001
Swedish Orphan Biovitrum AB (A)	1,047	49,886
Tele2 AB, B Shares	2,893	50,318
Telefonaktiebolaget LM Ericsson, B Shares	14,955	166,803
Telia Co. AB	12,524	60,977
Trelleborg AB, B Shares	1,074	44,704
Volvo AB, B Shares	8,435	286,637
		4,020,999
Switzerland - 1.5%
ABB Ltd.	8,321	901,922
Alcon AG	2,694	182,045
Amcor PLC	2,038	88,347
Amrize Ltd. (A)	2,223	118,486
Avolta AG	468	31,277
Banque Cantonale Vaudoise (E)	161	23,592
Barry Callebaut AG (E)	19	26,360
Belimo Holding AG	52	58,564
BKW AG (E)	113	19,062
Chocoladefabriken Lindt & Spruengli AG	6	176,980
Chubb Ltd.	1,659	565,288
Cie Financiere Richemont SA, Class A	2,883	665,623
Coca-Cola HBC AG	1,175	76,682
DSM-Firmenich AG	957	90,758
EMS-Chemie Holding AG (E)	39	33,449
Galderma Group AG	981	223,275
Garmin Ltd.	740	175,780
Geberit AG	182	121,589
Givaudan SA	50	211,634
Glencore PLC (A)	53,489	364,544
Helvetia Baloise Holding AG	422	108,947
Holcim AG	2,747	247,774
Julius Baer Group Ltd.	1,103	95,284
Kuehne & Nagel International AG	256	62,083
Logitech International SA	812	76,115
Lonza Group AG	373	251,960
Nestle SA	13,739	1,412,669
Novartis AG	10,102	1,582,563
Partners Group Holding AG	121	99,166
Roche Holding AG	3,924	1,617,568
Sandoz Group AG	2,208	199,813
Schindler Holding AG	343	112,066
SGS SA	897	104,043
Sika AG	819	169,020
Sonova Holding AG	268	63,716
	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
STMicroelectronics NV (E)	3,669	$ 270,355
Straumann Holding AG	594	78,220
Swatch Group AG	154	37,661
Swiss Life Holding AG	151	166,250
Swiss Prime Site AG	432	70,521
Swiss Re AG	1,592	253,183
Swisscom AG	139	107,261
UBS Group AG	16,621	824,056
VAT Group AG (F)	145	126,731
Zurich Insurance Group AG	780	577,856
		12,870,138
United Kingdom - 1.9%
3i Group PLC	5,297	174,672
Admiral Group PLC	1,410	66,583
Airtel Africa PLC (F)	5,006	21,753
Anglo American PLC	6,007	294,576
Aon PLC, Class A	950	315,106
Associated British Foods PLC	1,713	45,126
AstraZeneca PLC	8,432	1,577,032
Autotrader Group PLC (F)	4,506	29,831
Aviva PLC	16,441	141,797
BAE Systems PLC	15,955	390,255
Barclays PLC	74,671	501,774
Barratt Redrow PLC	7,190	26,809
BP PLC	84,938	526,263
British American Tobacco PLC	11,849	735,089
BT Group PLC	31,604	79,692
Bunzl PLC	1,740	60,701
Centrica PLC	24,786	56,171
CNH Industrial NV	3,599	40,417
Coca-Cola Europacific Partners PLC	1,145	114,580
Compass Group PLC	9,171	296,223
Diageo PLC	12,234	247,068
Endeavour Mining PLC	1,030	50,606
Entain PLC	3,264	24,202
GSK PLC	22,068	579,880
Haleon PLC	48,515	223,754
Halma PLC	2,054	107,183
HSBC Holdings PLC	93,064	1,766,247
Imperial Brands PLC	4,088	151,234
Informa PLC	7,015	84,136
InterContinental Hotels Group PLC	787	135,561
International Consolidated Airlines Group SA	6,294	39,855
Intertek Group PLC	841	64,757
J Sainsbury PLC	9,259	39,277
JD Sports Fashion PLC	13,134	14,760
Kingfisher PLC	9,100	34,184
Land Securities Group PLC, REIT	3,809	32,891
Legal & General Group PLC	30,634	116,215
Lloyds Banking Group PLC	316,192	465,968
London Stock Exchange Group PLC	2,441	264,275
M&G PLC	12,379	55,204
Marks & Spencer Group PLC	11,007	54,313
Melrose Industries PLC	6,781	42,716
National Grid PLC	26,973	446,514
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
NatWest Group PLC	43,146	$ 381,731
Next PLC	624	120,390
NMC Health PLC (A)(B)(C)(I)	77,617	0
Pearson PLC	3,059	48,529
Pentair PLC	730	55,962
Reckitt Benckiser Group PLC	3,458	225,261
RELX PLC	9,872	309,821
Rentokil Initial PLC	13,745	77,778
Rio Tinto PLC	6,060	572,487
Rolls-Royce Holdings PLC	45,538	872,594
Sage Group PLC	5,118	55,396
Schroders PLC	3,943	30,727
Segro PLC, REIT	6,989	81,136
Severn Trent PLC	1,467	57,521
Shell PLC	30,839	1,199,784
Smith & Nephew PLC	4,405	63,718
Smiths Group PLC	1,719	58,372
Spirax Group PLC	400	36,265
SSE PLC	6,446	208,285
Standard Chartered PLC	10,332	279,717
Standard Life PLC	3,815	42,153
Tesco PLC	34,182	207,978
Unilever PLC	11,884	713,694
United Utilities Group PLC	3,694	64,140
Verisure PLC (A)	1,390	15,501
Vodafone Group PLC	99,887	131,965
Whitbread PLC	917	29,083
Willis Towers Watson PLC	490	128,071
Wise Group PLC (A)	3,606	43,250
		16,646,559
United States - 35.5%
3M Co.	2,334	377,898
A10 Networks, Inc.	4,101	153,213
Abbott Laboratories	7,840	711,402
AbbVie, Inc.	7,572	1,905,418
ABIOMED, Inc. (A)(B)(C)	56	57
Adobe, Inc. (A)	1,883	386,053
Advanced Micro Devices, Inc. (A)	7,009	4,071,598
AECOM	575	40,135
Affirm Holdings, Inc. (A)	1,229	100,225
Aflac, Inc.	2,288	268,270
Agilent Technologies, Inc.	1,233	163,779
Air Products & Chemicals, Inc.	1,020	299,044
Airbnb, Inc., Class A (A)	1,915	274,037
Akamai Technologies, Inc. (A)	2,139	252,851
Alliant Energy Corp.	1,138	86,818
Allstate Corp.	1,142	271,727
Alnylam Pharmaceuticals, Inc. (A)	561	168,878
Alphabet, Inc., Class A	24,134	8,624,768
Alphabet, Inc., Class C	20,214	7,142,213
Altria Group, Inc.	7,161	515,234
Amazon.com, Inc. (A)	43,577	10,386,142
Ameren Corp.	1,192	134,744
American Electric Power Co., Inc.	2,354	322,051
American Express Co.	2,410	815,182
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
American International Group, Inc.	2,397	$ 178,648
American Tower Corp., REIT	2,049	335,155
American Water Works Co., Inc.	869	114,343
Ameriprise Financial, Inc.	411	188,550
AMETEK, Inc.	1,000	241,940
Amgen, Inc.	2,330	843,740
Amphenol Corp., Class A	5,517	972,757
Analog Devices, Inc.	2,124	843,589
Annaly Capital Management, Inc., REIT	3,004	67,169
Apollo Global Management, Inc.	1,853	219,228
Apple, Inc.	64,854	18,766,153
Applied Materials, Inc.	3,466	2,505,918
AppLovin Corp., Class A (A)	1,046	538,931
Archer-Daniels-Midland Co.	2,115	161,586
Ares Management Corp., Class A	921	102,517
Arista Networks, Inc. (A)	6,132	1,041,704
Arthur J Gallagher & Co.	1,191	273,418
AST SpaceMobile, Inc. (A)(E)	964	85,661
Astera Labs, Inc. (A)	604	291,744
AT&T, Inc.	31,096	643,687
Atmos Energy Corp.	715	123,173
Autodesk, Inc. (A)	948	184,310
Automatic Data Processing, Inc.	1,824	408,485
AutoZone, Inc. (A)	71	226,912
AvalonBay Communities, Inc., REIT	633	119,441
Avery Dennison Corp.	342	55,524
Axon Enterprise, Inc. (A)	339	190,047
Baker Hughes Co.	4,366	242,313
Ball Corp.	1,134	70,762
Bandwidth, Inc., Class A (A)	3,205	202,877
Bank of America Corp.	30,247	1,723,474
Bank of New York Mellon Corp.	3,027	437,734
Becton Dickinson & Co.	1,247	188,709
Berkshire Hathaway, Inc., Class B (A)	6,155	3,079,900
Best Buy Co., Inc.	871	66,091
Biogen, Inc. (A)	667	144,112
Blackrock, Inc.	644	619,245
Blackstone, Inc.	3,149	370,543
Block, Inc. (A)	2,428	184,528
Bloom Energy Corp., Class A (A)	1,055	319,349
Boeing Co. (A)	3,420	740,327
Booking Holdings, Inc.	3,724	663,766
Boston Scientific Corp. (A)	6,619	282,499
Bristol-Myers Squibb Co.	8,692	500,833
Broadcom, Inc.	19,736	7,455,274
Broadridge Financial Solutions, Inc.	553	75,733
Brookfield Asset Management Ltd., Class A	2,158	96,804
Brookfield Renewable Corp.	735	27,322
Brown & Brown, Inc.	1,351	86,667
Builders FirstSource, Inc. (A)	523	46,798
Bunge Global SA	589	62,864
Burlington Stores, Inc. (A)	280	88,704
Cadence Design Systems, Inc. (A)	1,232	462,394
Capital One Financial Corp.	2,829	567,554
Cardinal Health, Inc.	1,140	270,818
Carlisle Cos., Inc.	183	66,383
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Carlyle Group, Inc.	1,001	$ 42,152
Carnival Corp. Ltd.	4,790	136,850
Carrier Global Corp.	3,042	223,131
Carvana Co. (A)	3,125	205,688
Casey's General Stores, Inc.	159	126,372
Caterpillar, Inc.	1,897	2,020,115
Cboe Global Markets, Inc.	469	113,812
CBRE Group, Inc., Class A (A)	1,339	180,350
CDW Corp.	581	81,712
Cencora, Inc.	838	237,137
Centene Corp. (A)	27,910	1,791,543
CenterPoint Energy, Inc.	2,885	127,055
CF Industries Holdings, Inc.	704	76,215
CH Robinson Worldwide, Inc.	538	101,327
Charles Schwab Corp.	7,461	688,426
Charter Communications, Inc., Class A (A)	370	52,618
Cheniere Energy, Inc.	955	228,255
Chevron Corp.	8,468	1,403,656
Chipotle Mexican Grill, Inc. (A)	5,712	194,208
Church & Dwight Co., Inc.	1,066	103,274
Ciena Corp. (A)	1,373	673,539
Cigna Group	7,785	2,146,169
Cincinnati Financial Corp.	692	128,117
Cintas Corp.	1,607	273,319
Circle Internet Group, Inc. (A)	1,247	78,100
Cisco Systems, Inc.	19,375	2,275,787
Citigroup, Inc.	7,927	1,109,463
Citizens Financial Group, Inc.	1,908	133,694
Clorox Co.	536	51,156
Cloudflare, Inc., Class A (A)	3,147	771,896
CME Group, Inc.	1,608	355,095
CMS Energy Corp.	1,337	102,281
Coca-Cola Co.	18,321	1,488,948
Coeur Mining, Inc.	4,543	74,142
Cognizant Technology Solutions Corp., Class A	2,240	86,755
Coherent Corp. (A)	688	271,395
Coinbase Global, Inc., Class A (A)	945	138,150
Colgate-Palmolive Co.	3,387	310,520
Comcast Corp., Class A	16,151	396,507
Comfort Systems USA, Inc.	148	293,329
ConocoPhillips	5,529	574,795
Consolidated Edison, Inc.	1,594	176,344
Constellation Brands, Inc., Class A	632	87,905
Constellation Energy Corp.	1,310	325,365
Cooper Cos., Inc. (A)	854	61,240
Copart, Inc. (A)	4,115	116,002
Corebridge Financial, Inc.	1,213	34,728
CoreWeave, Inc., Class A (A)	1,028	102,327
Corning, Inc.	3,460	883,788
Corpay, Inc. (A)	301	100,314
Corteva, Inc.	2,953	250,090
CoStar Group, Inc. (A)	1,892	53,581
Costco Wholesale Corp.	1,955	1,828,844
Credo Technology Group Holding Ltd. (A)	727	197,708
Crowdstrike Holdings, Inc., Class A (A)	1,318	1,005,819
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Crown Castle, Inc., REIT	1,892	$ 143,281
CSX Corp.	8,248	392,027
Cummins, Inc.	586	417,941
Curtiss-Wright Corp.	160	121,242
CVS Health Corp.	25,004	2,586,664
D.R. Horton, Inc.	1,156	188,289
Danaher Corp.	2,825	538,106
Darden Restaurants, Inc.	507	104,447
Datadog, Inc., Class A (A)	2,276	592,579
Deckers Outdoor Corp. (A)	641	63,645
Deere & Co.	1,082	686,345
Dell Technologies, Inc., Class C	1,417	611,379
Delta Air Lines, Inc.	713	66,780
Devon Energy Corp.	5,020	207,426
Dexcom, Inc. (A)	1,706	114,899
Diamondback Energy, Inc.	826	145,194
Dick's Sporting Goods, Inc.	290	65,775
Digital Realty Trust, Inc., REIT	1,584	284,455
DigitalOcean Holdings, Inc. (A)	442	69,407
Docusign, Inc. (A)	3,238	143,832
Dollar General Corp.	975	112,232
Dollar Tree, Inc. (A)	835	100,993
Dominion Energy, Inc.	3,737	255,200
Domino's Pizza, Inc.	141	41,742
DoorDash, Inc., Class A (A)	1,711	315,731
Dover Corp.	604	135,465
Dow, Inc.	3,143	85,992
DraftKings, Inc., Class A (A)	2,009	50,747
DTE Energy Co.	912	138,961
Duke Energy Corp.	3,419	432,777
DuPont de Nemours, Inc.	605	82,062
Dynatrace, Inc. (A)	4,084	179,328
eBay, Inc.	2,066	230,876
EchoStar Corp., Class A (A)(E)	613	62,220
Ecolab, Inc.	1,120	312,043
Edison International	1,672	124,480
Edwards Lifesciences Corp. (A)	2,555	231,125
Elastic NV (A)	1,882	107,312
Electronic Arts, Inc.	1,063	217,958
Elevance Health, Inc.	7,103	2,746,943
Eli Lilly & Co.	3,269	3,920,937
EMCOR Group, Inc.	186	154,358
Emerson Electric Co.	2,439	349,143
Entegris, Inc.	722	129,859
Entergy Corp.	1,966	225,815
EOG Resources, Inc.	2,397	310,963
EQT Corp.	2,728	145,048
Equifax, Inc.	547	86,820
Equinix, Inc., REIT	495	515,983
Equitable Holdings, Inc.	1,254	55,026
Equity Residential, REIT	1,609	109,299
Erie Indemnity Co., Class A (E)	114	27,332
Essex Property Trust, Inc., REIT	289	84,270
Estee Lauder Cos., Inc., Class A	1,082	85,424
Evergy, Inc.	1,012	87,467
Everpure, Inc., Class A (A)	1,374	108,257
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Eversource Energy	1,647	$ 119,029
Exelon Corp.	4,496	209,604
Expand Energy Corp.	1,050	95,750
Expedia Group, Inc.	520	133,058
Expeditors International of Washington, Inc.	602	98,114
Extra Space Storage, Inc., REIT	939	136,437
Exxon Mobil Corp.	18,754	2,564,047
F5, Inc. (A)	958	398,490
Fair Isaac Corp. (A)	114	136,205
Fastenal Co.	5,042	242,167
Fastly, Inc., Class A (A)	10,370	190,393
FedEx Corp.	987	309,059
FedEx Freight Holding Co., Inc. (A)	493	74,443
Ferguson Enterprises, Inc.	844	200,307
Fidelity National Financial, Inc.	1,147	54,093
Fidelity National Information Services, Inc.	2,314	89,968
Fifth Third Bancorp	3,942	222,211
First Citizens BancShares, Inc., Class A	38	79,070
First Solar, Inc. (A)	437	103,115
FirstEnergy Corp.	2,435	115,760
Fiserv, Inc. (A)	2,399	117,671
Flex Ltd. (A)	1,628	263,850
Flutter Entertainment PLC (A)	746	76,219
Ford Motor Co.	17,956	249,588
Fortinet, Inc. (A)	3,694	567,472
Fortive Corp.	1,570	95,911
Fox Corp., Class A	921	48,039
Fox Corp., Class B	676	31,664
Freeport-McMoRan, Inc.	6,345	399,037
FTAI Aviation Ltd.	397	107,400
Gaming & Leisure Properties, Inc., REIT	1,258	56,019
Gartner, Inc. (A)	324	41,997
GE HealthCare Technologies, Inc.	2,023	129,492
GE Vernova, Inc.	1,178	1,383,985
Gen Digital, Inc.	2,333	58,068
General Dynamics Corp.	1,017	360,262
General Electric Co.	4,594	1,716,916
General Mills, Inc.	2,333	81,188
General Motors Co.	4,150	319,882
Genuine Parts Co.	607	71,614
Gilead Sciences, Inc.	5,413	683,878
Global Payments, Inc.	1,060	76,914
GoDaddy, Inc., Class A (A)	603	51,183
Goldman Sachs Group, Inc.	1,311	1,325,906
Graco, Inc.	735	55,573
Halliburton Co.	3,722	126,362
Hartford Insurance Group, Inc.	1,237	163,927
HCA Healthcare, Inc.	723	281,890
Healthpeak Properties, Inc., REIT	3,068	65,655
HEICO Corp.	193	68,745
HEICO Corp., Class A	329	84,852
Hershey Co.	672	117,902
Hewlett Packard Enterprise Co.	8,153	367,782
Hilton Worldwide Holdings, Inc.	1,008	333,104
Hologic, Inc. (A)(B)(C)	1,024	10
Home Depot, Inc.	4,396	1,550,381
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Honeywell Aerospace, Inc. (A)	1,392	$ 307,743
Honeywell International, Inc.	1,393	311,781
Hormel Foods Corp.	1,322	32,812
Howmet Aerospace, Inc.	1,659	446,039
HP, Inc.	4,010	87,979
Hubbell, Inc.	252	131,846
HubSpot, Inc. (A)	229	41,795
Humana, Inc.	6,139	2,438,534
Huntington Bancshares, Inc.	8,877	157,389
Hyatt Hotels Corp., Class A	174	33,728
IDEX Corp.	332	75,347
IDEXX Laboratories, Inc. (A)	353	185,833
Illinois Tool Works, Inc.	1,271	343,767
Illumina, Inc. (A)	649	114,114
Incyte Corp. (A)	747	84,680
Ingersoll Rand, Inc.	1,724	141,351
Insmed, Inc. (A)	943	100,543
Insulet Corp. (A)	299	45,523
Intel Corp. (A)	20,464	2,857,388
Interactive Brokers Group, Inc., Class A	1,927	167,726
Intercontinental Exchange, Inc.	2,506	308,514
International Business Machines Corp.	4,276	1,202,454
International Flavors & Fragrances, Inc.	1,127	89,281
International Paper Co.	2,452	93,421
Intuit, Inc.	1,273	332,253
Intuitive Surgical, Inc. (A)	1,577	627,141
Invitation Homes, Inc., REIT	2,494	75,344
IonQ, Inc. (A)(E)	1,257	66,948
IQVIA Holdings, Inc. (A)	752	145,301
Iron Mountain, Inc., REIT	1,215	153,467
Jabil, Inc.	463	178,477
Jack Henry & Associates, Inc.	325	44,766
Jacobs Solutions, Inc.	517	65,142
JB Hunt Transport Services, Inc.	339	98,117
Johnson & Johnson	10,631	2,699,955
Johnson Controls International PLC	2,646	386,607
JPMorgan Chase & Co.	11,986	3,923,377
Kenvue, Inc.	8,457	161,613
Keurig Dr. Pepper, Inc.	5,688	186,168
KeyCorp	4,051	93,376
Keysight Technologies, Inc. (A)	746	261,152
Kimberly-Clark Corp.	1,459	160,154
Kimco Realty Corp., REIT	3,037	76,988
Kinder Morgan, Inc.	8,694	277,947
KKR & Co., Inc.	2,666	244,685
KLA Corp.	6,160	1,858,534
Kraft Heinz Co.	3,932	92,874
Kroger Co.	2,644	146,821
L3 Harris Technologies, Inc.	839	243,805
Labcorp Holdings, Inc.	367	102,760
Lam Research Corp.	5,448	2,360,782
Las Vegas Sands Corp.	1,341	61,941
Leidos Holdings, Inc.	536	55,192
Lennar Corp., Class A	904	81,803
Lennox International, Inc.	134	76,775
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Liberty Media Corp. - Liberty Formula One, Class C (A)	950	$ 90,383
Linde PLC	2,083	1,080,952
Live Nation Entertainment, Inc. (A)	713	130,557
Lockheed Martin Corp.	925	471,250
Loews Corp.	775	87,738
Lowe's Cos., Inc.	2,481	547,036
LPL Financial Holdings, Inc.	353	99,433
Lumentum Holdings, Inc. (A)	304	260,850
LyondellBasell Industries NV, Class A	1,129	59,442
M&T Bank Corp.	679	161,609
Marathon Petroleum Corp.	1,315	336,206
Markel Group, Inc. (A)	56	109,369
Marriott International, Inc., Class A	998	369,849
Marsh & McLennan Cos., Inc.	2,239	373,174
Martin Marietta Materials, Inc.	270	155,709
Marvell Technology, Inc.	3,597	1,071,510
Masco Corp.	923	75,105
Mastercard, Inc., Class A	4,014	2,061,590
McCormick & Co., Inc.	1,139	57,428
McDonald's Corp.	3,149	851,206
McKesson Corp.	560	423,136
Merck & Co., Inc.	11,126	1,429,691
Meta Platforms, Inc., Class A	10,685	6,018,754
MetLife, Inc.	2,459	208,056
Mettler-Toledo International, Inc. (A)	89	113,698
Microchip Technology, Inc.	2,368	215,962
Micron Technology, Inc.	5,101	5,888,033
Microsoft Corp.	33,382	12,452,154
Mid-America Apartment Communities, Inc., REIT	529	73,499
Molina Healthcare, Inc. (A)	6,408	1,465,510
Mondelez International, Inc., Class A	5,733	331,597
MongoDB, Inc. (A)	662	222,366
Monolithic Power Systems, Inc.	207	286,149
Monster Beverage Corp. (A)	3,261	313,447
Moody's Corp.	718	325,197
Motorola Solutions, Inc.	729	302,746
MSCI, Inc.	340	190,414
Nasdaq, Inc.	2,030	160,005
Natera, Inc. (A)	561	152,283
NetApp, Inc.	862	133,403
Netflix, Inc. (A)	18,691	1,334,537
Neurocrine Biosciences, Inc. (A)	441	74,324
Newmont Corp.	4,744	443,090
News Corp., Class A	1,653	41,044
NextEra Energy, Inc.	8,939	784,576
NIKE, Inc., Class B	5,371	220,480
NiSource, Inc.	2,126	101,091
Nordson Corp.	233	70,294
Norfolk Southern Corp.	998	313,961
Northern Trust Corp.	836	145,330
Northrop Grumman Corp.	602	306,605
NRG Energy, Inc.	873	127,510
Nucor Corp.	1,012	225,423
NVIDIA Corp.	113,612	22,732,625
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
NVR, Inc. (A)	12	$ 81,761
Occidental Petroleum Corp.	3,313	160,912
Octave Intelligence PLC, SDR (A)	1,106	17,840
Oklo, Inc. (A)(E)	460	24,072
Okta, Inc. (A)	775	105,749
Old Dominion Freight Line, Inc.	833	180,428
Omnicom Group, Inc.	1,389	101,161
ON Semiconductor Corp. (A)	1,753	165,729
ONEOK, Inc.	2,729	237,259
Oracle Corp.	7,768	1,138,400
O'Reilly Automotive, Inc. (A)	3,519	324,065
Otis Worldwide Corp.	1,725	123,510
PACCAR, Inc.	2,324	279,159
Packaging Corp. of America	405	96,503
Palantir Technologies, Inc., Class A (A)	10,174	1,187,001
Palo Alto Networks, Inc. (A)	5,260	1,793,765
Parker-Hannifin Corp.	598	584,916
Paychex, Inc.	1,453	142,873
PayPal Holdings, Inc.	4,911	212,057
PepsiCo, Inc.	6,006	813,212
Pfizer, Inc.	24,924	600,170
PG&E Corp.	9,648	162,279
Philip Morris International, Inc.	6,895	1,247,374
Phillips 66	1,764	298,204
Pinnacle Financial Partners, Inc.	665	67,085
Pinterest, Inc., Class A (A)	2,673	56,213
PNC Financial Services Group, Inc.	1,710	421,036
PPG Industries, Inc.	967	117,287
PPL Corp.	3,265	118,683
Principal Financial Group, Inc.	969	104,439
Procter & Gamble Co.	10,394	1,524,176
Progressive Corp.	2,624	573,213
Prologis, Inc., REIT	4,071	551,498
Prudential Financial, Inc.	1,538	165,996
PTC, Inc. (A)	538	61,122
Public Service Enterprise Group, Inc.	2,192	177,903
Public Storage, REIT	692	220,271
PulteGroup, Inc.	861	118,138
Qnity Electronics, Inc.	942	153,838
QUALCOMM, Inc.	4,080	753,943
Quanta Services, Inc.	585	421,223
Quest Diagnostics, Inc.	485	102,796
Raymond James Financial, Inc.	822	124,969
RB Global, Inc. (E)	1,008	117,349
Realty Income Corp., REIT	4,085	253,107
Reddit, Inc., Class A (A)	457	79,326
Regency Centers Corp., REIT	795	63,393
Regeneron Pharmaceuticals, Inc.	448	279,346
Regions Financial Corp.	3,856	116,451
Reliance, Inc.	232	86,675
Republic Services, Inc.	968	206,261
ResMed, Inc.	648	126,282
Restaurant Brands International, Inc.	1,766	128,093
Revolution Medicines, Inc. (A)	717	134,280
Rivian Automotive, Inc., Class A (A)	3,484	60,447
Robinhood Markets, Inc., Class A (A)	3,275	328,417
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
ROBLOX Corp., Class A (A)	2,646	$ 143,889
Rocket Cos., Inc., Class A (A)	3,992	62,874
Rocket Lab Corp. (A)	2,023	205,638
Rockwell Automation, Inc.	492	243,579
Rollins, Inc.	1,296	54,095
Roper Technologies, Inc.	482	163,104
Ross Stores, Inc.	1,428	303,950
Royal Caribbean Cruises Ltd.	1,082	343,567
Royalty Pharma PLC, Class A	1,788	100,253
RPM International, Inc.	567	63,022
RTX Corp.	5,905	1,120,356
S&P Global, Inc.	1,398	569,349
SailPoint, Inc. (A)(E)	17,864	261,529
Salesforce, Inc.	4,312	675,518
Samsara, Inc., Class A (A)	1,579	51,207
SBA Communications Corp., REIT	466	82,230
Seagate Technology Holdings PLC	967	933,155
Sempra	2,862	265,336
ServiceNow, Inc. (A)	4,732	469,793
Sherwin-Williams Co.	1,039	357,748
Simon Property Group, Inc., REIT	1,441	322,280
Sinch AB (A)(F)	7,765	30,383
SLB Ltd.	6,560	304,974
Smithfield Foods, Inc.	6	146
Snap, Inc., Class A (A)	4,761	21,139
Snap-on, Inc.	230	92,552
Snowflake, Inc., Class A (A)	2,136	543,612
SoFi Technologies, Inc. (A)	5,439	97,521
Solventum Corp. (A)	687	53,002
Southern Co.	4,795	458,929
Space Exploration Technologies Corp., Class A (A)	4,379	748,196
SS&C Technologies Holdings, Inc.	988	61,305
Starbucks Corp.	5,109	522,089
State Street Corp.	1,228	208,269
Steel Dynamics, Inc.	608	139,512
STERIS PLC	429	90,335
Strategy, Inc., Class A (A)	1,123	97,622
Stryker Corp.	1,526	480,446
Sun Communities, Inc., REIT	550	65,951
Sunbelt Rentals Holdings, Inc.	2,271	165,560
Super Micro Computer, Inc. (A)	2,317	67,958
Synchrony Financial	1,585	120,539
Synopsys, Inc. (A)	857	382,282
Sysco Corp.	2,113	176,605
T. Rowe Price Group, Inc.	962	109,370
Take-Two Interactive Software, Inc. (A)	836	208,983
Tapestry, Inc.	899	131,596
Targa Resources Corp.	927	248,566
Target Corp.	2,006	262,004
Teledyne Technologies, Inc. (A)	205	136,715
Teradyne, Inc.	610	295,142
Tesla, Inc. (A)	12,450	5,236,470
Texas Instruments, Inc.	3,925	1,169,925
Texas Pacific Land Corp.	263	115,099
Textron, Inc.	748	68,614
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Thermo Fisher Scientific, Inc.	1,642	$ 823,233
TJX Cos., Inc.	4,951	750,076
T-Mobile U.S., Inc.	2,258	378,734
Toast, Inc., Class A (A)	2,070	57,587
Tractor Supply Co.	2,359	74,568
Trade Desk, Inc., Class A (A)	2,013	36,395
Tradeweb Markets, Inc., Class A	534	53,218
TransDigm Group, Inc.	247	329,014
TransUnion	870	62,762
Travelers Cos., Inc.	989	326,489
Trimble, Inc. (A)	1,052	53,841
Truist Financial Corp.	5,634	280,686
Twilio, Inc., Class A (A)	1,559	321,668
Tyler Technologies, Inc. (A)	197	57,615
Tyson Foods, Inc., Class A	1,251	71,620
U.S. Bancorp	6,898	416,639
Uber Technologies, Inc. (A)	8,861	639,410
UDR, Inc., REIT	1,395	55,688
Ulta Beauty, Inc. (A)	195	87,941
Union Pacific Corp.	2,635	716,720
United Airlines Holdings, Inc. (A)	356	48,412
United Parcel Service, Inc., Class B	3,264	350,880
United Rentals, Inc.	283	320,608
United Therapeutics Corp. (A)	183	99,155
UnitedHealth Group, Inc.	10,275	4,270,598
Universal Health Services, Inc., Class B	246	36,578
Valero Energy Corp.	1,358	353,678
Veeva Systems, Inc., Class A (A)	710	126,004
Ventas, Inc., REIT	2,091	185,681
Veralto Corp.	1,118	99,144
VeriSign, Inc.	1,007	253,321
Verisk Analytics, Inc.	634	113,822
Verizon Communications, Inc.	18,372	777,870
Vertex Pharmaceuticals, Inc. (A)	1,114	553,357
Vertiv Holdings Co., Class A	1,528	511,605
VICI Properties, Inc., REIT	4,755	126,245
Visa, Inc., Class A	7,783	2,670,269
Vistra Corp.	1,463	232,076
Vulcan Materials Co.	581	171,401
W.R. Berkley Corp.	1,106	78,006
Walmart, Inc.	19,009	2,152,959
Walt Disney Co.	7,849	755,466
Warner Bros Discovery, Inc. (A)	10,502	279,983
Waste Management, Inc.	1,784	397,618
Waters Corp. (A)	419	157,142
Watsco, Inc.	152	63,343
WEC Energy Group, Inc.	1,429	166,864
Wells Fargo & Co.	13,907	1,149,274
Welltower, Inc., REIT	3,010	683,180
West Pharmaceutical Services, Inc.	320	114,880
Western Digital Corp.	1,441	920,396
Westinghouse Air Brake Technologies Corp.	742	200,043
Weyerhaeuser Co., REIT	3,193	76,440
Williams Cos., Inc.	5,249	390,211
Williams-Sonoma, Inc.	533	124,242
Workday, Inc., Class A (A)	962	117,768
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
WP Carey, Inc., REIT	967	$ 69,141
WW Grainger, Inc.	199	270,720
Xcel Energy, Inc.	2,538	203,801
Xylem, Inc.	1,071	126,603
Yum! Brands, Inc.	1,244	198,866
Zebra Technologies Corp., Class A (A)	219	57,654
Zillow Group, Inc., Class C (A)	745	23,482
Zimmer Biomet Holdings, Inc.	863	74,296
Zoetis, Inc.	1,963	141,061
Zoom Communications, Inc., Class A (A)	1,117	96,408
Zscaler, Inc. (A)	2,601	367,131
		303,601,474
Uruguay - 0.0% *
MercadoLibre, Inc. (A)	201	341,175
Total Common Stocks (Cost $327,943,981)		425,529,884

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 22.7%
Australia - 0.7%
Australia Government Bonds
1.25%, 05/21/2032	AUD 2,690,000	1,554,824
Treasury Corp. of Victoria
1.50%, 09/10/2031	1,740,000	1,023,070
2.00%, 09/17/2035	4,240,000	2,226,978
2.25%, 11/20/2041	3,070,000	1,348,746
		6,153,618
Austria - 0.1%
Republic of Austria Government Bonds
0.25%, 10/20/2036 (G)	EUR 1,210,000	1,032,296
Belgium - 0.2%
Kingdom of Belgium Government Bonds
1.70%, 06/22/2050 (G)	820,000	586,196
3.45%, 06/22/2043 (G)	1,420,000	1,522,609
		2,108,805
Brazil - 2.3%
Brazil Letras do Tesouro Nacional
0.00%, 01/01/2029	BRL 138,375,000	19,302,164
Canada - 1.2%
British Columbia Investment Management Corp.
4.00%, 06/02/2035	CAD 2,550,000	1,833,806
Canada Government Bonds
3.25%, 12/01/2034	780,000	549,248
3.50%, 12/01/2057	2,220,000	1,486,089
Province of Alberta
3.38%, 04/02/2035 (G)	EUR 610,000	703,880
Province of British Columbia
2.20%, 06/18/2030	CAD 340,000	231,847
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada (continued)
Province of Ontario
2.05%, 06/02/2030	CAD 1,790,000	$ 1,214,082
3.25%, 07/03/2035 (G)	EUR 360,000	411,999
Province of Quebec
Zero Coupon, 10/29/2030 (G)	1,330,000	1,342,517
1.90%, 09/01/2030	CAD 3,090,000	2,076,428
3.25%, 05/22/2035 (G)	EUR 580,000	662,082
		10,511,978
Chile - 0.3%
Chile Government International Bonds
3.75%, 01/14/2032	1,030,000	1,190,640
3.80%, 07/01/2035	360,000	414,032
3.88%, 07/09/2031 - 04/14/2036	1,084,000	1,254,268
		2,858,940
China - 3.8%
China Government Bonds
1.43%, 01/25/2030	CNY 26,140,000	3,863,703
2.04%, 11/25/2034	26,060,000	3,960,930
2.40%, 07/15/2028	12,960,000	1,956,204
2.69%, 08/15/2032	20,190,000	3,175,016
2.80%, 11/15/2032	20,420,000	3,247,715
3.12%, 10/25/2052	2,780,000	479,254
3.13%, 11/21/2029	3,720,000	583,509
3.27%, 11/19/2030	67,760,000	10,848,469
3.53%, 10/18/2051	3,700,000	679,018
3.81%, 09/14/2050	19,000,000	3,595,782
		32,389,600
Czech Republic - 0.1%
Czech Republic Government Bonds
1.20%, 03/13/2031	CZK 15,920,000	659,468
Denmark - 0.1%
Denmark Government Bonds
2.25%, 11/15/2033	DKK 3,590,000	537,047
France - 1.9%
Agence Francaise de Developpement EPIC
1.50%, 10/31/2034 (G)	EUR 900,000	874,280
French Republic Government Bonds OAT
Zero Coupon, 11/25/2029 (G)	7,320,000	7,614,411
2.70%, 02/25/2031 (G)	6,420,000	7,256,136
SNCF Reseau
1.88%, 03/30/2034 (G)	800,000	809,613
		16,554,440
Germany - 2.4%
Bundesobligation
1.30%, 10/15/2027 (G)	8,670,000	9,758,638
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 08/15/2031 (G)	5,540,000	5,552,362
0.25%, 02/15/2029 (G)	940,000	1,013,629
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Germany (continued)
Bundesrepublik Deutschland Bundesanleihe (continued)
2.50%, 08/15/2054 (G)	EUR 1,420,000	$ 1,356,851
4.25%, 07/04/2039 (G)	2,220,000	2,851,325
		20,532,805
Greece - 0.0% *
Hellenic Republic Government Bonds
4.38%, 07/18/2038 (G)	110,000	134,155
Hungary - 0.0% *
Hungary Government Bonds
3.00%, 08/21/2030	HUF 82,630,000	245,760
Indonesia - 0.1%
Indonesia Treasury Bonds
8.38%, 03/15/2034	IDR 16,822,000,000	1,004,530
Italy - 0.9%
Italy Buoni Poliennali Del Tesoro
2.50%, 12/01/2032 (G)	EUR 930,000	1,022,264
3.85%, 07/01/2034 (G)	440,000	519,055
4.00%, 11/15/2030 (G)	2,700,000	3,216,815
4.30%, 10/01/2054 (G)	190,000	214,849
4.45%, 09/01/2043 (G)	710,000	848,137
4.50%, 10/01/2053 (G)	1,280,000	1,497,804
		7,318,924
Japan - 2.7%
Japan Government Ten Year Bonds
0.80%, 03/20/2034	JPY 477,500,000	2,614,907
0.90%, 09/20/2034	419,550,000	2,286,386
1.40%, 03/20/2035	853,150,000	4,790,432
Japan Government Thirty Year Bonds
0.40%, 09/20/2049	629,700,000	1,865,689
0.70%, 12/20/2051	243,300,000	729,114
Japan Government Twenty Year Bonds
0.40%, 03/20/2040	759,450,000	3,246,492
0.60%, 06/20/2037	203,600,000	991,648
2.50%, 06/20/2045	40,000,000	210,255
Japan Government Two Year Bonds
1.00%, 12/01/2027	1,051,000,000	6,439,544
		23,174,467
Lithuania - 0.4%
Lithuania Government International Bonds
3.50%, 07/03/2031 (G)	EUR 2,220,000	2,587,381
Republic of Lithuania
3.50%, 07/03/2031 (G)	500,000	582,743
		3,170,124
Luxembourg - 0.2%
European Financial Stability Facility
3.00%, 09/04/2034 (G)	1,110,000	1,261,909
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Malaysia - 0.3%
Malaysia Government Bonds
3.58%, 07/15/2032	MYR 5,660,000	$ 1,391,926
3.89%, 08/15/2029	3,510,000	875,842
		2,267,768
Mexico - 0.2%
Mexico Bonos
7.75%, 11/23/2034	MXN 6,000,000	319,023
8.50%, 05/31/2029	18,000,000	1,042,801
Mexico Government International Bonds
3.50%, 09/19/2029	EUR 489,000	554,943
		1,916,767
Netherlands - 0.2%
Netherlands Government Bonds
Zero Coupon, 07/15/2030 (G)	1,460,000	1,503,352
2.75%, 01/15/2047 (G)	540,000	558,319
		2,061,671
New Zealand - 0.3%
New Zealand Government Bonds
4.25%, 05/15/2036	NZD 16,000	9,002
4.50%, 05/15/2035	654,000	377,568
New Zealand Local Government Funding Agency Bonds
4.40%, 09/08/2027	AUD 3,150,000	2,171,961
		2,558,531
Norway - 0.0% *
Norway Government Bonds
3.75%, 06/12/2035 (G)	NOK 1,770,000	172,824
Peru - 0.0% *
Peru Government Bonds
5.40%, 08/12/2034	PEN 930,000	265,451
Poland - 0.1%
Republic of Poland Government Bonds
1.75%, 04/25/2032	PLN 3,390,000	764,713
Portugal - 0.2%
Portugal Obrigacoes do Tesouro OT
3.63%, 06/12/2054 (G)	EUR 400,000	435,492
3.88%, 06/15/2046 (G)	730,000	844,400
		1,279,892
Republic of Korea - 0.1%
Korea Development Bank
0.80%, 07/19/2026	$ 1,210,000	1,207,909
Romania - 0.1%
Romania Government International Bonds
5.25%, 03/10/2030 (G)	EUR 140,000	166,132
6.50%, 10/07/2045 (F)	240,000	276,905
		443,037
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Singapore - 0.1%
Singapore Government Bonds
2.63%, 08/01/2032	SGD 1,080,000	$ 870,260
Slovakia - 0.2%
Slovakia Government Bonds
3.75%, 02/27/2040 (G)	EUR 1,360,000	1,530,533
Spain - 1.0%
Spain Government Bonds
2.70%, 10/31/2048 (G)	722,000	679,770
3.45%, 10/31/2034 (G)	2,960,000	3,453,059
3.50%, 05/31/2029	3,790,000	4,432,747
4.00%, 10/31/2054 (G)	230,000	262,470
		8,828,046
Supranational - 0.9%
Corporacion Andina de Fomento
5.00%, 01/24/2029 - 01/22/2030	$ 1,620,000	1,645,548
5.30%, 02/19/2029	AUD 8,730,000	5,985,285
		7,630,833
Sweden - 0.1%
Sweden Government Bonds
2.25%, 05/11/2035 (G)	SEK 4,590,000	462,033
Switzerland - 0.2%
Swiss Confederation Government Bonds
0.25%, 06/23/2035 (G)	CHF 1,220,000	1,508,169
Thailand - 0.2%
Thailand Government Bonds
1.59%, 12/17/2035	THB 25,170,000	727,806
2.00%, 12/17/2031	44,180,000	1,354,070
		2,081,876
United Kingdom - 1.1%
U.K. Gilt
0.38%, 10/22/2030 (G)	GBP 2,470,000	2,788,788
0.63%, 10/22/2050 (G)	4,000,000	1,873,863
3.75%, 10/22/2053 (G)	1,260,000	1,259,040
4.25%, 07/31/2034 (G)	1,920,000	2,481,609
4.50%, 06/07/2028 (G)	750,000	1,000,968
		9,404,268
Total Foreign Government Obligations (Cost $204,647,269)		194,205,611
U.S. GOVERNMENT OBLIGATIONS - 9.3%
U.S. Treasury - 6.4%
U.S. Treasury Bonds
1.13%, 05/15/2040	$ 4,230,000	2,676,301
1.75%, 08/15/2041	4,870,000	3,264,042
4.88%, 08/15/2045	2,710,000	2,689,357
U.S. Treasury Notes
1.38%, 11/15/2031	2,330,000	2,012,174
1.88%, 02/15/2032	4,070,000	3,590,344
2.38%, 03/31/2029	860,000	820,359
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
3.38%, 05/15/2033	$ 3,030,000	$ 2,861,811
4.00%, 05/31/2028	14,330,000	14,288,018
4.13%, 09/30/2027 - 08/31/2030	18,540,000	18,499,880
4.25%, 11/15/2034	2,060,000	2,039,883
4.38%, 05/15/2036	2,130,000	2,118,684
		54,860,853
U.S. Treasury Inflation-Protected Securities - 2.9%
U.S. Treasury Inflation-Protected Indexed Notes
1.88%, 01/15/2036	25,711,061	24,969,179
		24,969,179
Total U.S. Government Obligations (Cost $81,970,899)		79,830,032
CORPORATE DEBT SECURITIES - 6.6%
Australia - 0.3%
Australia & New Zealand Banking Group Ltd.
Fixed until 11/25/2030, 2.57% (J), 11/25/2035 (F)	1,750,000	1,567,039
NBN Co. Ltd.
2.63%, 05/05/2031 (F)	1,015,000	922,731
Quintis Australia Pty. Ltd.
PIK Rate 7.50%, Cash Rate 7.50%, 10/01/2026 (B)(C)(F)(K)	237,012	46,928
PIK Rate 12.00%, Cash Rate 12.00%, 10/01/2028 (B)(C)(F)(K)	3,336,317	0
		2,536,698
Denmark - 0.1%
Danske Bank AS
Fixed until 03/04/2030, 5.02% (J), 03/04/2031 (F)	800,000	803,165
France - 0.3%
AXA SA
Fixed until 05/28/2029, 3.25% (J), 05/28/2049 (G)	EUR 1,300,000	1,474,871
BPCE SA
Fixed until 06/01/2028, 5.75% (J), 06/01/2033 (G)	1,100,000	1,311,111
		2,785,982
Germany - 0.2%
Allianz SE
Fixed until 07/08/2030, 2.12% (J), 07/08/2050 (G)	200,000	215,647
Fixed until 01/25/2033, 5.82% (J), 07/25/2053 (G)	900,000	1,139,666
		1,355,313
Ireland - 0.1%
AIB Group PLC
Fixed until 03/28/2034, 5.87% (J), 03/28/2035 (F)	$ 1,175,000	1,216,992
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Japan - 0.2%
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	$ 1,500,000	$ 1,353,518
Jersey, Channel Islands - 0.2%
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/2036 (F)	1,575,000	1,370,713
Luxembourg - 0.2%
Blackstone Property Partners Europe Holdings SARL
1.25%, 04/26/2027 (G)	EUR 1,000,000	1,126,070
Medtronic Global Holdings SCA
1.00%, 07/02/2031	450,000	460,922
1.13%, 03/07/2027	340,000	384,436
		1,971,428
Netherlands - 0.3%
Alliander NV
Fixed until 03/27/2032 (L), 4.50% (E)(G)(J)	250,000	291,267
JT International Financial Services BV
3.63%, 04/11/2034 (G)	700,000	789,478
Thermo Fisher Scientific Finance I BV
2.00%, 10/18/2051	100,000	72,805
Upjohn Finance BV
1.91%, 06/23/2032 (G)	1,400,000	1,433,927
		2,587,477
Singapore - 0.1%
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 05/19/2063	$ 575,000	528,987
Spain - 0.1%
CaixaBank SA
Fixed until 09/05/2031, 4.00% (J), 03/05/2037 (G)	EUR 1,000,000	1,146,516
United Kingdom - 0.3%
National Grid Electricity Distribution West Midlands PLC
5.75%, 04/16/2032 (G)	GBP 950,000	1,290,329
NatWest Group PLC
Fixed until 05/23/2030, 5.12% (J), 05/23/2031	$ 1,525,000	1,533,918
		2,824,247
United States - 4.2%
Aon North America, Inc.
5.45%, 03/01/2034	1,350,000	1,377,249
AT&T, Inc.
1.80%, 09/05/2026	EUR 220,000	250,988
2.90%, 12/04/2026	GBP 200,000	263,548
3.50%, 09/15/2053	$ 750,000	486,884
Bank of America Corp.
Fixed until 09/15/2033, 5.87% (J), 09/15/2034	975,000	1,019,076
Bank of New York Mellon Corp.
Fixed until 06/06/2035, 5.32% (J), 06/06/2036	1,000,000	1,012,689
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Boeing Co.
5.81%, 05/01/2050	$ 750,000	$ 740,974
6.30%, 05/01/2029	425,000	442,441
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (J), 05/19/2034	1,045,000	1,091,943
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	1,225,000	1,123,001
Chubb INA Holdings LLC
0.88%, 06/15/2027	EUR 1,000,000	1,121,578
Citigroup, Inc.
Fixed until 01/25/2032, 3.06% (J), 01/25/2033	$ 1,050,000	951,261
Enterprise Products Operating LLC
5.20%, 01/15/2036	525,000	526,645
Foundry JV Holdco LLC
5.50%, 01/25/2031 (F)	875,000	894,529
GLP Capital LP/GLP Financing II, Inc.
5.63%, 03/01/2036	600,000	587,987
Goldman Sachs Group, Inc.
0.75%, 03/23/2032 (G)	EUR 1,260,000	1,242,537
Fixed until 04/25/2034, 5.85% (J), 04/25/2035	$ 750,000	777,718
Honeywell Aerospace, Inc.
5.73%, 03/16/2056 (F)	750,000	749,964
Hyundai Capital America
5.30%, 06/24/2029 (F)	1,325,000	1,340,563
Jefferies Financial Group, Inc.
5.13%, 04/28/2031	775,000	765,022
5.50%, 02/15/2036	200,000	192,998
JPMorgan Chase & Co.
Fixed until 02/17/2032, 0.60% (J), 02/17/2033 (G)	EUR 1,000,000	977,825
Fixed until 10/23/2033, 6.25% (J), 10/23/2034	$ 2,700,000	2,889,804
Las Vegas Sands Corp.
5.63%, 06/15/2028	450,000	455,369
5.90%, 06/01/2027	550,000	555,104
6.00%, 08/15/2029 - 06/14/2030	529,000	543,259
Meta Platforms, Inc.
5.63%, 11/15/2055	600,000	543,694
Nuveen LLC
5.85%, 04/15/2034 (F)	475,000	486,431
ONEOK, Inc.
5.05%, 11/01/2034	1,175,000	1,149,261
Oracle Corp.
5.70%, 02/04/2036	750,000	726,341
5.88%, 09/26/2045	500,000	437,686
PNC Financial Services Group, Inc.
Fixed until 10/20/2033, 6.88% (J), 10/20/2034	1,775,000	1,959,647
Prologis Euro Finance LLC
1.88%, 01/05/2029	EUR 950,000	1,054,440
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC
5.70%, 04/15/2036 (F)	$ 850,000	$ 808,175
Space Exploration Technologies Corp.
5.35%, 07/15/2031 (F)	475,000	473,762
5.65%, 07/15/2033 (F)	550,000	546,723
Stellantis Financial Services U.S. Corp.
5.40%, 09/15/2030 (F)	825,000	808,290
Thermo Fisher Scientific, Inc.
0.88%, 10/01/2031	EUR 100,000	101,429
1.88%, 10/01/2049	400,000	291,884
Time Warner Cable LLC
4.50%, 09/15/2042	$ 400,000	301,474
U.S. Bancorp
Fixed until 06/10/2033, 5.84% (J), 06/12/2034	1,178,000	1,228,249
Verizon Communications, Inc.
Fixed until 05/15/2032, 4.25% (J), 08/15/2056	EUR 340,000	385,667
Vistra Operations Co. LLC
5.70%, 12/30/2034 (F)	$ 400,000	404,328
Vontier Corp.
2.40%, 04/01/2028	925,000	888,328
Williams Cos., Inc.
4.63%, 06/30/2030	1,025,000	1,019,993
		35,996,758
Total Corporate Debt Securities (Cost $61,099,820)		56,477,794
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.9%
Federal Home Loan Mortgage Corp.
2.50%, 06/01/2050 - 01/01/2053	2,696,673	2,267,769
5.50%, 12/01/2054	1,488,519	1,495,666
Federal National Mortgage Association
2.50%, 02/01/2052 - 12/01/2052	5,491,336	4,610,351
3.00%, 01/01/2053	10,138,717	8,849,047
3.50%, 01/01/2051	3,625,283	3,318,395
5.50%, 08/01/2055	2,952,801	2,969,108
6.00%, 10/01/2055	1,423,026	1,460,346
Uniform Mortgage-Backed Security, TBA
3.00%, 07/01/2056 (M)	250,000	217,930
4.00%, 07/01/2056 (M)	2,310,000	2,158,762
4.50%, 07/01/2056 (M)	1,990,000	1,906,202
5.00%, 07/01/2056 (M)	3,705,000	3,640,169
5.50%, 07/01/2056 (M)	340,000	341,086
Total U.S. Government Agency Obligations (Cost $34,462,257)		33,234,831
MORTGAGE-BACKED SECURITIES - 2.2%
Ireland - 0.0% *
Berg Finance DAC
Series 2021-1, Class A, 3-Month EURIBOR + 1.05%, 3.24% (J), 04/22/2033 (G)	EUR 147,614	169,023
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United Kingdom - 0.1%
Landmark Mortgage Securities No. 3 PLC
Series 3, Class C, SONIA + 2.22%, 5.97% (J), 04/17/2044 (G)	GBP 892,112	$ 1,144,150
United States - 2.1%
A&D Mortgage Trust
Series 2025-NQM4, Class A1A, 5.23% (J), 10/25/2070 (F)	$ 1,198,508	1,191,911

BAMLL Commercial Mortgage Securities Trust
Series 2016-ISQ, Class A, 2.85%, 08/14/2034 (F)	1,000,000	700,000

BAMLL Trust
Series 2024-BHP, Class A, 1-Month Term SOFR + 2.35%, 5.98% (J), 08/15/2039 (F)	1,500,000	1,505,603

Bayview Opportunity Master Fund VIa Trust
Series 2022-3, Class A1, 3.00% (J), 01/25/2052 (F)	1,444,473	1,237,318

BX Trust
Series 2019-OC11, Class D, 4.08% (J), 12/09/2041 (F)	576,000	544,354

Citigroup Mortgage Loan Trust, Inc.
Series 2025-4, Class A2, 5.50% (J), 10/25/2055 (F)	633,489	630,248
Series 2025-3, Class A1, 6.00% (J), 06/25/2055 (F)	395,572	400,362

GCAT Trust
Series 2024-INV1, Class 2A2, 6.50% (J), 01/25/2054 (F)	610,096	625,230

GS Mortgage-Backed Securities Corp. Trust
Series 2022-PJ2, Class A6, 3.00% (J), 06/25/2052 (F)	722,919	621,485

GS Mortgage-Backed Securities Trust
Series 2025-PJ8, Class A1, 6.00% (J), 02/25/2056 (F)	545,922	550,813

Hundred Acre Wood Trust
Series 2021-INV3, Class A3, 2.50% (J), 12/25/2051 (F)	1,087,578	898,929

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2026-FUN, Class A, 1-Month Term SOFR + 1.65%, 5.25% (J), 06/15/2039 (F)	1,200,000	1,201,500

JPMorgan Mortgage Trust
Series 2021-INV6, Class A2, 3.00% (J), 04/25/2052 (F)	1,233,742	1,064,458
Series 2022-INV3, Class A3B, 3.00% (J), 09/25/2052 (F)	1,072,961	924,450

Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A1, 3.57%, 02/15/2036 (F)	240,450	234,642

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)

MLTI Trust
Series 2026-MLTI, Class A10, 1-Month Term SOFR + 1.40%, 5.02% (J), 06/15/2031 (F)	$ 1,200,000	$ 1,201,874

OBX Trust
Series 2023-INV1, Class A1, 3.00% (J), 01/25/2052 (F)	1,013,869	867,758
Series 2020-EXP1, Class 1A8, 3.50% (J), 02/25/2060 (F)	143,567	127,901

Olympic Tower Mortgage Trust
Series 2017-OT, Class A, 3.57%, 05/10/2039 (F)	1,400,000	1,343,856

PRKCM Trust
Series 2023-AFC1, Class A1, 6.60% (J), 02/25/2058 (F)	844,469	841,628

WMRK Commercial Mortgage Trust
Series 2022-WMRK, Class B, 1-Month Term SOFR + 3.44%, 7.06% (J), 11/15/2027 (F)	1,049,693	1,050,349
		17,764,669
Total Mortgage-Backed Securities (Cost $20,343,351)		19,077,842
ASSET-BACKED SECURITIES - 0.4%
United States - 0.4%
DataBank Issuer II LLC Series 2025-1A, Class A2, 5.18%, 09/27/2055 (F)	1,060,000	1,039,051
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A, 5.00%, 09/15/2048 (F)	1,500,000	1,484,875
SLM Private Education Loan Trust Series 2010-C, Class A5, 1-Month Term SOFR + 4.86%, 8.49% (J), 10/15/2041 (F)	549,203	569,633
SMB Private Education Loan Trust Series 2019-A, Class A2A, 3.44%, 07/15/2036 (F)	27,793	27,564
Total Asset-Backed Securities (Cost $3,083,605)		3,121,123
MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
Michigan - 0.1%
University of Michigan, Revenue Bonds, Series A,
4.45%, 04/01/2122	650,000	510,329
Total Municipal Government Obligation (Cost $650,000)		510,329

	Shares	Value
PREFERRED STOCKS - 0.0% *
Germany - 0.0% *
Bayerische Motoren Werke AG,
7.69% (N)	297	19,496
	Shares	Value
PREFERRED STOCKS (continued)
Germany (continued)
Dr. Ing. h.c. F. Porsche AG,
2.33% (G)(N)	612	$ 30,425
Henkel AG & Co. KGaA,
2.82% (N)	858	72,095
Porsche Automobil Holding SE,
5.59% (N)	827	25,475
Sartorius AG,
0.32% (N)	141	36,990
Volkswagen AG,
7.50% (N)	1,109	88,827
Total Preferred Stocks (Cost $571,878)		273,308

	Principal	Value
CONVERTIBLE BONDS - 0.0%
India - 0.0%
REI Agro Ltd.
5.50%, 11/13/2014 (A)(B)(C)(F)(I)(O)	$ 697,000	0

5.50%, 11/13/2014 (A)(B)(C)(G)(I)(O)	259,000	0
Total Convertible Bonds (Cost $542,530)		0

	Shares	Value
WARRANT - 0.0%
Canada - 0.0%
Constellation Software, Inc. Exercise Price CAD 0, Expiration Date 03/31/2040(A)(B)(C)(P)	203	0
Total Warrant (Cost $0)		0
RIGHTS - 0.0% *
Spain - 0.0% *
ACS Actividades de Construccion y Servicios SA Exercise Price EUR 0, Expiration Date 07/16/2026 (A)	936	1,965
Total Rights (Cost $1,995)		1,965

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.2%
U.S. Treasury Bills 3.80% (N), 12/03/2026	2,000,000	1,967,397
Total Short-Term U.S. Government Obligation (Cost $1,968,346)		1,967,397
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (N)	2,424,192	$ 2,424,192
Total Other Investment Company (Cost $2,424,192)		2,424,192
Total Investments (Cost $739,710,123)		816,654,308
Net Other Assets (Liabilities) - 4.6%		39,562,810
Net Assets - 100.0%		$ 856,217,118
OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (Q)
Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	BCLY	Receive	Quarterly	09/20/2026	USD	9,119,000	39,562	$6,137	$—	$6,137
1-Day USD-SOFR	BNP	Receive	Semi- Annually	09/20/2026	USD	17,836,000	78,659	144,313	1	144,312
1-Day USD-SOFR	JPM	Receive	Quarterly	09/20/2026	USD	22,595,000	57,204	292,964	(1)	292,965
1-Day USD-SOFR	JPM	Receive	Quarterly	10/01/2026	USD	8,840,000	13,152	362,972	3	362,969
1-Day USD-SOFR	BCLY	Receive	Quarterly	10/01/2026	USD	26,487,000	11,477	507,169	—	507,169
1-Day USD-SOFR	JPM	Receive	Quarterly	10/01/2026	USD	38,964,000	57,478	1,215,929	—	1,215,929
1-Day USD-SOFR	BCLY	Pay	Quarterly	03/31/2027	USD	81,555,000	(134,621)	(715,540)	—	(715,540)
3-Month EUR- EURIBOR	BNP	Receive	Quarterly	09/20/2026	EUR	7,713,000	31,763	116,005	—	116,005
Bloomberg Global- Aggregate Total Return Index	BCLY	Pay	Terciary	09/30/2026	USD	128,106,000	(211,117)	(1,018,691)	(2)	(1,018,689)
Bloomberg Global- Aggregate Total Return Index Value Hedged USD	BCLY	Pay	Quarterly	09/30/2026	USD	33,448,000	(55,129)	(271,935)	—	(271,935)
Bloomberg U.S. MBS Index Total Return Value Unhedged USD	BCLY	Receive	Quarterly	10/01/2026	USD	23,452,000	10,041	155,044	—	155,044
MSCI Australia Net Total Return Index	BCLY	Pay	Quarterly	09/21/2026	USD	6,383,087	(906)	163,617	—	163,617
MSCI Daily Total Return Net Japan Index	BCLY	Receive	Quarterly	05/11/2027	USD	25,668,474	2,098	285,420	—	285,420
MSCI Daily Total Return NET USA Index	BNP	Receive	Quarterly	12/21/2026	USD	19,289,920	891	(164,673)	—	(164,673)
MSCI Europe Net Total Return Index	UBS	Pay	Quarterly	09/22/2026	USD	73,597,901	(5,555)	467,305	—	467,305
MSCI USA Gross Return Index	UBS	Receive	Quarterly	10/23/2026	USD	19,548,177	592	873,792	—	873,792
MSCI USA Gross Return Index	CITI	Receive	Quarterly	11/09/2026	USD	31,440,850	923	486,627	—	486,627
MSCI World Index	UBS	Pay	Quarterly	09/22/2026	USD	10,425,684	(668)	24,731	—	24,731
S&P 1000 Total Return Index	JPM	Receive	Quarterly	12/21/2026	USD	18,245,419	558	396,459	—	396,459
Total								$3,327,645	$1	$3,327,644
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Bilateral Equity Basket Total Return Swaps
Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Barclays OW EU Energy(a)	BCLY	Receive	12/15/2026	USD	8,805,755	1.0%	$482,908	$—	$482,908
BNP Paribas OW AI Hyperscalers(b)	BNP	Receive	11/30/2026	USD	18,012,002	2.1	(73,219)	—	(73,219)
BNP Paribas OW Europe Utilities(c)	BNP	Receive	08/06/2026	USD	19,951,839	2.3	(320,007)	—	(320,007)
BNP Paribas OW Europe Utilities(c)	BNP	Receive	08/06/2026	USD	9,805,147	1.1	(157,265)	—	(157,265)
BNP Paribas OW Europe Utilities(c)	BNP	Receive	08/06/2026	USD	3,855,942	0.5	57,569	—	57,569
BNP Paribas OW Japanese Banks(d)	BNP	Receive	07/30/2026	USD	8,641,198	1.0	575,583	—	575,583
JPMorgan OW AI Defense(e)	JPM	Receive	12/21/2026	USD	10,116,463	1.2	(274,052)	—	(274,052)
JPMorgan OW US Policy(f)	JPM	Receive	12/21/2026	USD	11,393,275	1.3	177,859	—	177,859
JPMorgan OW US Regional Banks	JPM	Receive	12/21/2026	USD	6,239,622	0.7	287,866	—	287,866
JPMorgan UW US Large Cap Reduced Technology(g)	JPM	Pay	12/21/2026	USD	18,237,033	2.1	(101,887)	—	(101,887)
UBS OW Europe Banks(h)	UBS	Receive	12/22/2026	USD	9,401,387	1.1	(119,004)	—	(119,004)
Total							$536,351	$—	$536,351

Value
OTC Swap Agreements, at value (Assets)	$ 7,080,269
OTC Swap Agreements, at value (Liabilities)	$ (3,216,273)

(a)	The significant reference entities underlying the corresponding total return swap as of June 30, 2026, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Commercial Services & Supplies
SPIE SA	13,856	$797,100	7.51%
Electrical Equipment
ABB Ltd.	7,024	760,680	7.17
Nexans SA	9,794	1,624,312	15.31
NKT A/S	10,816	1,612,011	15.20
Nordex SE	30,122	1,588,435	14.97
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Prysmian SpA	7,312	$1,218,938	11.49%
Siemens Energy AG	7,713	1,459,661	13.76
Vestas Wind Systems AS	54,865	1,546,600	14.58
		9,810,637
Total Common Stocks - Long		$10,607,737

(b)	The significant reference entities underlying the corresponding total return swap as of June 30, 2026, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Broadline Retail
Amazon.com, Inc.	563	$134,251	13.47%
Interactive Media & Services
Alphabet, Inc., Class A	388	138,601	13.90
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	67	38,813	3.89
Advantest Corp.	59	11,690	1.17
Applied Materials, Inc.	30	22,000	2.21
ASM International NV	10	10,858	1.09
ASML Holding NV	17	33,772	3.39
Broadcom, Inc.	212	79,994	8.02
Disco Corp.	24	11,783	1.18
KLA Corp.	49	14,815	1.49
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Lam Research Corp.	45	$19,555	1.96%
Micron Technology, Inc.	39	44,667	4.48
NVIDIA Corp.	701	140,250	14.07
SK Hynix, Inc.	25	42,118	4.22
Taiwan Semiconductor Manufacturing Co. Ltd.	197	93,948	9.42
Tokyo Electron Ltd.	30	14,411	1.45
		578,674
Software
Microsoft Corp.	365	136,139	13.65
Specialized REITs
Digital Realty Trust, Inc.	52	9,327	0.94
Total Common Stocks - Long		$996,992
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)

(c)	The significant reference entities underlying the corresponding total return swap as of June 30, 2026, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Electric Utilities
Acciona SA	36	$11,333	1.11%
BKW AG	31	5,143	0.50
EDP SA	4,575	23,921	2.33
Elia Group SA	63	10,076	0.98
Endesa SA	463	21,055	2.05
ENEL SpA	11,836	135,826	13.25
Fortum OYJ	653	15,115	1.47
Iberdrola SA	9,360	233,323	22.76
Redeia Corp. SA	588	9,999	0.98
SSE PLC	1,755	56,636	5.52
Terna - Rete Elettrica Nazionale	2,045	23,906	2.33
Verbund AG	98	6,243	0.61
		552,576
Gas Utilities
Naturgy Energy Group SA	353	11,075	1.08
Snam SpA	2,928	21,106	2.06
		32,181
Independent Power & Renewable Electricity Producers
EDP Renewables SA	459	7,417	0.72
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Orsted AS	769	$17,241	1.68%
RWE AG	919	59,410	5.79
		84,068
Multi-Utilities
Centrica PLC	6,855	15,518	1.51
E.ON SE	3,265	67,181	6.55
Engie SA	2,658	83,710	8.16
National Grid PLC	7,217	119,355	11.64
Veolia Environnement SA	917	38,128	3.72
		323,892
Water Utilities
Severn Trent PLC	395	15,463	1.51
United Utilities Group PLC	990	17,174	1.67
		32,637
Total Common Stocks - Long		$1,025,354

(d)	The significant reference entities underlying the corresponding total return swap as of June 30, 2026, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Banks
77 Bank Ltd.	195,439	$3,984,483	3.50%
Chiba Bank Ltd.	336,039	5,096,870	4.48
Chugin Financial Group, Inc.	195,755	3,705,684	3.25
Fukuoka Financial Group, Inc.	111,320	4,679,349	4.11
Gunma Bank Ltd.	297,605	4,286,139	3.76
Hachijuni Nagano Bank Ltd.	312,080	4,582,867	4.03
Hirogin Holdings, Inc.	312,686	4,033,304	3.54
Hokuhoku Financial Group, Inc.	105,079	4,312,988	3.79
Iyogin Holdings, Inc.	208,424	4,033,921	3.54
Japan Post Bank Co. Ltd.	607,642	11,443,050	10.05
Kyushu Financial Group, Inc.	471,436	4,165,092	3.66
Mebuki Financial Group, Inc.	538,267	4,672,802	4.10
Mizuho Financial Group, Inc.	232,150	11,051,564	9.71
Nishi-Nippon Financial Holdings, Inc.	148,541	3,778,139	3.32
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Resona Holdings, Inc.	573,844	$7,430,187	6.53%
Shizuoka Financial Group, Inc.	273,188	5,080,813	4.46
Sumitomo Mitsui Financial Group, Inc.	287,169	11,204,283	9.84
Sumitomo Mitsui Trust Group, Inc.	190,523	7,094,963	6.23
Yamaguchi Financial Group, Inc.	223,500	3,921,726	3.44
Yokohama Financial Group, Inc.	497,210	5,296,136	4.65
		113,854,360
Total Common Stocks - Long		$113,854,360

(e)	The significant reference entities underlying the corresponding total return swap as of June 30, 2026, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
AeroVironment, Inc.	1,799	$297,015	2.93%
Aevex Corp.	9,553	199,565	1.97
BAE Systems PLC	12,790	312,527	3.09
Chemring Group PLC	47,838	324,559	3.21
Cohort PLC	17,444	284,317	2.81
DroneShield Ltd.	134,903	225,653	2.23
Elbit Systems Ltd.	421	319,050	3.15
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Electro Optic Systems Holdings Ltd.	43,147	$307,173	3.04%
Hensoldt AG	3,244	250,905	2.48
Huntington Ingalls Industries, Inc.	844	236,293	2.33
Karman Holdings, Inc.	4,766	237,909	2.35
Kratos Defense & Security Solutions, Inc.	5,303	264,390	2.61
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
Common Stocks - Long	Shares	Value	Percentage of Basket Value
L3 Harris Technologies, Inc.	1,236	$359,216	3.55%
Leonardo DRS, Inc.	7,266	310,060	3.06
Leonardo SpA	5,078	272,001	2.69
Lockheed Martin Corp.	694	353,584	3.49
Mercury Systems, Inc.	3,014	368,679	3.64
Northrop Grumman Corp.	652	332,274	3.28
Red Cat Holdings, Inc.	27,325	291,007	2.88
Rheinmetall AG	214	242,308	2.39
RTX Corp.	1,980	375,658	3.71
Saab AB, Class B	5,530	286,378	2.83
Thales SA	1,207	309,748	3.06
		6,760,269
Communications Equipment
Ondas, Inc.	24,410	201,138	1.99
Electronic Equipment, Instruments & Components
IPG Photonics Corp.	1,986	233,005	2.30
Next Vision Stabilized Systems Ltd.	3,238	261,424	2.58
nLight, Inc.	3,321	231,236	2.28
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Teledyne Technologies, Inc.	498	$332,033	3.28%
TTM Technologies, Inc.	1,154	215,849	2.13
		1,273,547
IT Services
BigBear.ai Holdings, Inc.	55,470	203,574	2.01
Professional Services
BlackSky Technology, Inc.	5,213	145,546	1.44
CACI International, Inc.	608	281,619	2.78
Leidos Holdings, Inc.	2,420	249,210	2.46
Parsons Corp.	4,776	250,195	2.47
Science Applications International Corp.	2,637	291,171	2.88
		1,217,741
Software
C3.ai, Inc.	21,899	199,059	1.97
Palantir Technologies, Inc., Class A	2,268	264,570	2.61
		463,629
Total Common Stocks - Long		$10,119,898

(f)	The significant reference entities underlying the corresponding total return swap as of June 30, 2026, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Honeywell Aerospace, Inc.	1,133	$250,549	1.99%
Building Products
Carrier Global Corp.	5,810	426,185	3.39
Johnson Controls International PLC	3,917	572,277	4.55
Trane Technologies PLC	1,173	575,955	4.58
		1,574,417
Capital Markets
Coinbase Global, Inc., Class A	353	51,558	0.41
Chemicals
Air Products & Chemicals, Inc.	1,449	424,771	3.37
Linde PLC	1,028	533,686	4.24
Solstice Advanced Materials, Inc.	575	50,951	0.40
		1,009,408
Construction & Engineering
EMCOR Group, Inc.	279	231,208	1.84
Quanta Services, Inc.	854	614,723	4.88
		845,931
Construction Materials
Eagle Materials, Inc.	446	100,366	0.80
Martin Marietta Materials, Inc.	377	217,155	1.73
Vulcan Materials Co.	782	230,717	1.83
		548,238
Electrical Equipment
Eaton Corp. PLC	1,331	567,373	4.51
Emerson Electric Co.	3,556	509,050	4.04
GE Vernova, Inc.	420	493,644	3.92
Hubbell, Inc.	351	183,612	1.46
Common Stocks - Long	Shares	Value	Percentage of Basket Value
nVent Electric PLC	1,039	$176,145	1.40%
Rockwell Automation, Inc.	675	334,013	2.65
		2,263,837
Electronic Equipment, Instruments & Components
Cognex Corp.	2,245	162,618	1.29
Mirion Technologies, Inc.	4,791	85,901	0.68
		248,519
Industrial Conglomerates
Honeywell International, Inc.	1,133	253,745	2.02
Life Sciences Tools & Services
Repligen Corp.	745	101,672	0.81
Machinery
ATS Corp.	3,792	109,139	0.87
Caterpillar, Inc.	1,057	1,125,285	8.94
Cummins, Inc.	819	584,410	4.64
Donaldson Co., Inc.	1,229	110,364	0.88
Dover Corp.	942	211,262	1.68
Fortive Corp.	2,205	134,693	1.07
Ingersoll Rand, Inc.	2,430	199,262	1.58
Kennametal, Inc.	4,871	170,730	1.36
Lincoln Electric Holdings, Inc.	420	111,461	0.89
Parker-Hannifin Corp.	654	639,910	5.08
Terex Corp.	2,039	147,629	1.17
Timken Co.	1,323	192,291	1.53
		3,736,436
Multi-Utilities
Sempra	3,618	335,379	2.66
Professional Services
Jacobs Solutions, Inc.	723	91,067	0.72
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Software
Circle Internet Group, Inc.	661	$41,406	0.33%
Trading Companies & Distributors
Fastenal Co.	7,019	337,103	2.68
United Rentals, Inc.	411	465,982	3.70
WW Grainger, Inc.	317	431,488	3.43
		1,234,573
Total Common Stocks - Long		$12,586,735

(g)	The significant reference entities underlying the corresponding total return swap as of June 30, 2026, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Boeing Co.	548	$118,559	0.43%
General Electric Co.	727	271,750	0.99
RTX Corp.	858	162,803	0.60
		553,112
Automobiles
Tesla, Inc.	1,825	767,730	2.81
Banks
Bank of America Corp.	4,277	243,696	0.89
Citigroup, Inc.	1,074	150,370	0.55
JPMorgan Chase & Co.	1,685	551,466	2.02
Wells Fargo & Co.	2,050	169,414	0.62
		1,114,946
Beverages
Coca-Cola Co.	2,418	196,481	0.72
PepsiCo, Inc.	864	117,022	0.43
		313,503
Biotechnology
AbbVie, Inc.	1,208	303,991	1.11
Amgen, Inc.	350	126,851	0.46
		430,842
Broadline Retail
Amazon.com, Inc.	2,213	527,542	1.93
Capital Markets
Goldman Sachs Group, Inc.	189	191,569	0.70
Chemicals
Linde PLC	286	148,655	0.54
Consumer Finance
American Express Co.	339	114,511	0.42
Consumer Staples Distribution & Retail
Costco Wholesale Corp.	279	260,627	0.95
Home Depot, Inc.	671	236,739	0.87
Walmart, Inc.	2,762	312,799	1.14
		810,165
Diversified Telecommunication Services
Verizon Communications, Inc.	2,675	113,259	0.41
Electric Utilities
NextEra Energy, Inc.	1,279	112,228	0.41
Electrical Equipment
GE Vernova, Inc.	158	185,374	0.68
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Entertainment
Netflix, Inc.	2,829	$201,961	0.74%
Financial Services
Berkshire Hathaway, Inc., Class B	1,165	582,973	2.13
Mastercard, Inc., Class A	532	273,365	1.00
Visa, Inc., Class A	1,096	376,003	1.37
		1,232,341
Ground Transportation
Union Pacific Corp.	400	108,701	0.40
Health Care Providers & Services
UnitedHealth Group, Inc.	563	233,981	0.86
Hotels, Restaurants & Leisure
McDonald's Corp.	458	123,785	0.45
Household Products
Procter & Gamble Co.	1,518	222,664	0.81
Interactive Media & Services
Alphabet, Inc., Class A	1,253	447,867	1.64
Alphabet, Inc., Class C	1,006	355,505	1.30
Meta Platforms, Inc., Class A	512	288,154	1.05
		1,091,526
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.	250	125,487	0.46
Machinery
Caterpillar, Inc.	292	311,147	1.14
Media
Walt Disney Co.	1,125	108,257	0.40
Oil, Gas & Consumable Fuels
Chevron Corp.	1,095	181,502	0.66
Exxonmobil Holdings Corp.	2,486	339,907	1.24
		521,409
Pharmaceuticals
Eli Lilly & Co.	524	628,856	2.30
Johnson & Johnson	1,488	377,869	1.38
Merck & Co., Inc.	1,539	197,756	0.72
		1,204,481
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	351	204,121	0.75
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Applied Materials, Inc.	164	$118,591	0.43%
Broadcom, Inc.	1,108	418,477	1.53
Intel Corp.	966	134,927	0.49
Lam Research Corp.	248	107,258	0.39
Micron Technology, Inc.	214	247,117	0.90
NVIDIA Corp.	5,433	1,087,110	3.97
		2,317,601
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Software
Microsoft Corp.	1,724	$643,260	2.35%
Technology Hardware, Storage & Peripherals
Apple, Inc.	3,355	970,888	3.55
Total Common Stocks - Long		$14,800,925

(h)	The significant reference entities underlying the corresponding total return swap as of June 30, 2026, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Banks
ABN AMRO Bank NV	4,166	$176,805	1.58%
AIB Group PLC	15,552	182,393	1.63
Alpha Bank SA	26,662	120,236	1.08
Banca Monte dei Paschi di Siena SpA	17,381	215,534	1.93
Banco Bilbao Vizcaya Argentaria SA	41,522	1,036,517	9.27
Banco BPM SpA	8,085	139,439	1.25
Banco Comercial Portugues SA, Class R	64,559	76,269	0.68
Banco de Sabadell SA	37,298	131,930	1.18
Banco Santander SA	110,095	1,518,531	13.59
Bank of Ireland Group PLC	6,672	132,703	1.19
Bankinter SA	4,786	79,969	0.72
BAWAG Group AG	571	114,156	1.02
BNP Paribas SA	8,038	937,077	8.38
BPER Banca SpA	11,399	178,659	1.60
CaixaBank SA	25,179	355,933	3.18
Commerzbank AG	5,065	215,238	1.93
Credit Agricole SA	8,254	165,759	1.48
Erste Group Bank AG	2,299	307,229	2.75
Eurobank SA	43,487	206,735	1.85
Common Stocks - Long	Shares	Value	Percentage of Basket Value
FinecoBank Banca Fineco SpA	4,706	$117,898	1.05%
ING Groep NV	21,773	687,647	6.15
Intesa Sanpaolo SpA	117,456	803,061	7.18
KBC Ancora	289	27,071	0.24
KBC Group NV	1,732	235,798	2.11
National Bank of Greece SA	14,715	253,368	2.27
Nordea Bank Abp	24,875	471,323	4.22
Piraeus Bank SA	18,765	194,657	1.74
Raiffeisen Bank International AG	969	61,799	0.55
Societe Generale SA	5,847	516,330	4.62
Unicaja Banco SA	8,313	29,584	0.26
UniCredit SpA	10,940	977,195	8.74
		10,666,843
Capital Markets
Banca Generali SpA	449	33,380	0.30
Deutsche Bank AG	14,105	476,951	4.27
		510,331
Total Common Stocks - Long		$11,177,174
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	62	09/30/2026	$12,800,203	$12,780,234	$—	$(19,969)
10-Year Canadian Government Bonds	14	09/18/2026	1,186,440	1,195,516	9,076	—
10-Year Korea Government Bonds	54	09/15/2026	3,677,221	3,738,488	61,267	—
10-Year U.S. Treasury Notes	250	09/21/2026	27,252,503	27,472,656	220,153	—
10-Year U.S. Treasury Ultra Notes	17	09/21/2026	1,909,181	1,911,969	2,788	—
30-Year Euro BUXL	1	09/08/2026	124,453	127,080	2,627	—
German Euro Bund	46	09/08/2026	6,626,192	6,692,939	66,747	—
German Euro Schatz	4	09/08/2026	483,600	484,280	680	—
MSCI Emerging Markets Index	822	09/18/2026	72,685,388	72,225,030	—	(460,358)
U.K. Gilt	4	09/28/2026	465,854	473,330	7,476	—
U.S. Treasury Ultra Bonds	61	09/21/2026	6,935,533	7,085,531	149,998	—
Total					$520,812	$(480,327)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Year Australia Treasury Bonds	(64)	09/15/2026	$(4,613,644)	$(4,634,603)	$—	$(20,959)
5-Year U.S. Treasury Notes	(8)	09/30/2026	(854,642)	(856,375)	—	(1,733)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
FUTURES CONTRACTS (continued):

Short Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Australia Treasury Bonds	(39)	09/15/2026	$(2,924,944)	$(2,965,254)	$—	$(40,310)
30-Year U.S. Treasury Bonds	(2)	09/21/2026	(221,403)	(227,000)	—	(5,597)
Eurex MSCI Japan Index	(62)	09/18/2026	(7,930,714)	(7,827,500)	103,214	—
Euro OAT Futures	(3)	09/08/2026	(409,309)	(411,267)	—	(1,958)
EURO STOXX 50® Index	(60)	09/18/2026	(4,311,295)	(4,357,419)	—	(46,124)
FTSE 100 Index	(10)	09/18/2026	(1,397,337)	(1,398,277)	—	(940)
German Euro BOBL	(101)	09/08/2026	(13,251,539)	(13,315,151)	—	(63,612)
IFSC NIFTY 50 Index	(206)	07/28/2026	(9,978,602)	(9,889,854)	88,748	—
MSCI ACWI Net Total Return Index	(140)	09/18/2026	(17,778,600)	(17,586,800)	191,800	—
MSCI CANADA Futures	(62)	09/18/2026	(11,944,793)	(11,644,840)	299,953	—
MSCI USA Futures	(43)	09/18/2026	(15,230,942)	(15,077,950)	152,992	—
S&P 500® E-Mini Index	(40)	09/18/2026	(15,014,494)	(15,096,500)	—	(82,006)
S&P/TSX 60 Index	(4)	09/17/2026	(1,158,769)	(1,159,570)	—	(801)
Total					$836,707	$(264,040)
Total Futures Contracts					$1,357,519	$(744,367)
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	09/16/2026	USD	864,869	AUD	1,222,740	$19,479	$—
BCLY	09/16/2026	USD	3,943	DKK	25,272	64	—
BCLY	09/16/2026	USD	3,474	HKD	27,147	4	—
BCLY	09/16/2026	USD	11,775	NOK	112,238	448	—
BCLY	09/16/2026	CHF	417,632	USD	527,035	—	(5,719)
BCLY	09/16/2026	JPY	13,094,567	USD	82,357	—	(1,316)
BCLY	09/16/2026	NOK	1,714,751	USD	179,654	—	(6,609)
BNP	09/16/2026	USD	132,335	AUD	187,091	2,982	—
BNP	09/16/2026	USD	249,638	CHF	195,981	5,002	—
BNP	09/16/2026	USD	2,385,774	CNH	16,024,500	13,079	—
BNP	09/16/2026	USD	512,297	CNH	3,460,000	—	(14)
BNP	09/16/2026	USD	6,646	COP	24,106,091	—	(279)
BNP	09/16/2026	USD	60,233	GBP	44,825	775	—
BNP	09/16/2026	USD	408,060	HKD	3,188,497	398	—
BNP	09/16/2026	USD	89,446	SEK	834,306	3,030	—
BNP	09/16/2026	USD	104,914	SGD	133,903	846	—
BNP	09/16/2026	USD	94,252	TWD	2,989,309	—	(10)
BNP	09/16/2026	CAD	1,974,548	USD	1,422,874	—	(25,804)
BNP	09/16/2026	CLP	185,762,384	USD	204,487	—	(2,792)
BNP	09/16/2026	CZK	2,606,976	USD	125,457	—	(2,644)
BNP	09/16/2026	EUR	400,000	USD	458,770	—	(246)
BNP	09/16/2026	USD	10,284	ZAR	167,592	117	—
CITI	09/16/2026	GBP	1,008,773	USD	1,353,352	—	(15,269)
CITI	09/16/2026	PEN	840,774	USD	247,541	—	(2,333)
GSI	09/16/2026	USD	592,514	CAD	825,267	8,605	—
GSI	09/16/2026	USD	360,361	CHF	283,120	6,952	—
GSI	09/16/2026	USD	32,873	GBP	24,482	399	—
GSI	09/16/2026	USD	9,387,865	INR	906,802,013	—	(130,559)
GSI	09/16/2026	USD	3,688	NZD	6,303	99	—
GSI	09/16/2026	USD	905,472	THB	29,488,267	12,096	—
GSI	09/16/2026	BRL	982,710	USD	186,742	120	—
GSI	09/16/2026	CNH	25,050,272	USD	3,718,119	—	(9,008)
GSI	09/16/2026	CNY	40,907,480	USD	6,050,507	12,153	—
GSI	09/16/2026	HUF	28,714,951	USD	93,807	—	(1,847)
GSI	09/16/2026	IDR	4,188,884,900	USD	232,299	504	—
GSI	09/16/2026	JPY	194,770,935	USD	1,224,713	—	(19,300)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSI	09/16/2026	PLN	742,401	USD	202,340	$—	$(4,997)
GSI	09/16/2026	RON	1,821,720	USD	400,431	—	(4,815)
GSI	09/17/2026	USD	999,752	MYR	4,053,607	3,705	—
GSI	01/25/2027	USD	11,044,361	TRY	664,405,528	—	(956,829)
GSI	01/25/2027	TRY	664,405,528	USD	10,985,541	1,015,649	—
JPM	09/16/2026	USD	1,662,200	AUD	2,349,957	37,465	—
JPM	09/16/2026	USD	283,416	CHF	222,494	5,684	—
JPM	09/16/2026	USD	28,532	DKK	182,881	460	—
JPM	09/16/2026	USD	10,802,680	EUR	9,297,907	144,388	—
JPM	09/16/2026	USD	96,440	GBP	71,769	1,243	—
JPM	09/16/2026	USD	9,056	HKD	70,758	10	—
JPM	09/16/2026	USD	255,708	ILS	741,025	6,204	—
JPM	09/16/2026	USD	149,798	NZD	255,690	4,199	—
JPM	09/16/2026	USD	4,817	SEK	44,934	163	—
JPM	09/16/2026	DKK	1,130,848	USD	175,868	—	(2,285)
JPM	09/16/2026	EUR	4,977,158	USD	5,798,290	—	(92,919)
JPM	09/16/2026	JPY	335,173,473	USD	2,108,500	—	(34,154)
JPM	09/16/2026	KRW	4,309,596,719	USD	2,818,775	—	(32,518)
JPM	09/16/2026	NZD	439,935	USD	254,953	—	(4,439)
JPM	09/16/2026	PLN	304,076	USD	83,075	—	(2,247)
JPM	09/16/2026	USD	45,463	ZAR	740,905	515	—
JPM	09/17/2026	MXN	681,181	USD	39,294	—	(593)
RBC	09/16/2026	SEK	7,631,271	USD	811,720	—	(21,285)
SSB	09/16/2026	HUF	18,275,974	USD	60,410	—	(1,881)
UBS	09/16/2026	USD	9,262,363	AUD	13,262,641	92,716	—
UBS	09/16/2026	USD	88,170	IDR	1,594,812,076	—	(464)
UBS	09/16/2026	USD	1,335,923	KRW	2,041,036,581	16,344	—
UBS	09/16/2026	USD	31,014	NOK	295,674	1,175	—
UBS	09/16/2026	USD	28,843	SGD	36,745	286	—
UBS	09/16/2026	TRY	648,046	USD	12,943	127	—
UBS	09/17/2026	USD	96,771	MXN	1,688,354	848	—
UBS	09/17/2026	MXN	1,008,583	USD	57,791	—	(489)
Total						$1,418,333	$(1,383,664)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	23.8%	$194,205,611
U.S. Government Obligations	9.8	79,830,032
Semiconductors & Semiconductor Equipment	7.7	62,592,493
Banks	7.4	60,136,972
U.S. Government Agency Obligations	4.1	33,234,831
Software	3.4	27,531,181
Technology Hardware, Storage & Peripherals	2.7	22,139,525
Interactive Media & Services	2.7	22,075,185
Pharmaceuticals	2.4	19,696,455
Health Care Providers & Services	2.3	19,157,729
Mortgage-Backed Securities	2.3	19,077,842
Oil, Gas & Consumable Fuels	2.3	18,548,973
Insurance	2.0	16,680,023
Financial Services	1.7	13,591,799
Aerospace & Defense	1.6	12,777,598
Broadline Retail	1.5	12,253,037
Capital Markets	1.4	11,628,203
Communications Equipment	1.1	8,624,026
Electric Utilities	1.0	8,558,705
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Automobiles	1.0%	$8,012,443
Machinery	1.0	7,869,221
Hotels, Restaurants & Leisure	0.9	7,452,947
Electrical Equipment	0.9	7,189,359
Metals & Mining	0.9	7,104,712
Consumer Staples Distribution & Retail	0.8	6,412,279
Health Care Equipment & Supplies	0.8	6,212,995
Biotechnology	0.7	5,926,530
IT Services	0.7	5,516,556
Specialty Retail	0.6	4,944,666
Chemicals	0.6	4,849,792
Electronic Equipment, Instruments & Components	0.6	4,673,881
Diversified Telecommunication Services	0.6	4,552,263
Food Products	0.5	4,163,628
Beverages	0.5	4,135,855
Entertainment	0.4	3,693,065
Ground Transportation	0.4	3,336,701
Asset-Backed Securities	0.4	3,121,123
Media	0.4	3,023,254
Multi-Utilities	0.4	2,900,813
Textiles, Apparel & Luxury Goods	0.3	2,712,665
Tobacco	0.3	2,648,931
Life Sciences Tools & Services	0.3	2,586,378
Household Products	0.3	2,581,626
Industrial Conglomerates	0.3	2,405,962
Specialized REITs	0.3	2,129,983
Building Products	0.3	2,102,539
Real Estate Management & Development	0.2	2,044,046
Professional Services	0.2	2,024,968
Construction & Engineering	0.2	2,015,674
Industrial REITs	0.2	1,974,264
Commercial Services & Supplies	0.2	1,791,622
Trading Companies & Distributors	0.2	1,741,710
Consumer Finance	0.2	1,600,796
Personal Care Products	0.2	1,575,533
Air Freight & Logistics	0.2	1,445,832
Construction Materials	0.1	1,162,445
Retail REITs	0.1	1,041,577
Health Care REITs	0.1	934,516
Diversified REITs	0.1	815,639
Energy Equipment & Services	0.1	729,693
Household Durables	0.1	672,580
Wireless Telecommunication Services	0.1	647,511
Independent Power & Renewable Electricity Producers	0.1	591,106
Residential REITs	0.1	583,492
Containers & Packaging	0.1	568,157
Internet & Catalog Retail	0.1	543,694
Municipal Government Obligation	0.1	510,329
Gas Utilities	0.1	458,675
Passenger Airlines	0.0 *	425,630
Transportation Infrastructure	0.0 *	405,209
Automobile Components	0.0 *	333,935
Water Utilities	0.0 *	236,004
Paper & Forest Products	0.0 *	200,464
Marine Transportation	0.0 *	183,219
Health Care Technology	0.0 *	172,342
Distributors	0.0 *	94,588
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Mortgage Real Estate Investment Trusts	0.0 *%	$67,169
Diversified Consumer Services	0.0 *	48,529
Office REITs	0.0 *	21,384
Investments	99.5	812,262,719
Short-Term Investments	0.5	4,391,589
Total Investments	100.0%	$ 816,654,308
INVESTMENT VALUATION:

Valuation Inputs (R)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (S)	Value
ASSETS
Investments
Common Stocks	$326,749,867	$98,731,970	$48,047	$425,529,884
Foreign Government Obligations	—	194,205,611	—	194,205,611
U.S. Government Obligations	—	79,830,032	—	79,830,032
Corporate Debt Securities	—	56,430,866	46,928	56,477,794
U.S. Government Agency Obligations	—	33,234,831	—	33,234,831
Mortgage-Backed Securities	—	19,077,842	—	19,077,842
Asset-Backed Securities	—	3,121,123	—	3,121,123
Municipal Government Obligation	—	510,329	—	510,329
Preferred Stocks	—	273,308	—	273,308
Convertible Bonds	—	—	0	0
Warrant	—	—	0	0
Rights	—	1,965	—	1,965
Short-Term U.S. Government Obligation	—	1,967,397	—	1,967,397
Other Investment Company	2,424,192	—	—	2,424,192
Total Investments	$329,174,059	$487,385,274	$94,975	$816,654,308
Other Financial Instruments
Over-the-Counter Swap Agreements	$—	$7,080,269	$—	$7,080,269
Futures Contracts (T)	1,357,519	—	—	1,357,519
Forward Foreign Currency Contracts (T)	—	1,418,333	—	1,418,333
Total Other Financial Instruments	$1,357,519	$8,498,602	$—	$9,856,121
LIABILITIES
Other Financial Instruments
Over-the-Counter Swap Agreements	$—	$(3,216,273)	$—	$(3,216,273)
Futures Contracts (T)	(744,367)	—	—	(744,367)
Forward Foreign Currency Contracts (T)	—	(1,383,664)	—	(1,383,664)
Total Other Financial Instruments	$(744,367)	$(4,599,937)	$—	$(5,344,304)

Transfers
Investments	Transfer from Level 1 to Level 3	Transfer from Level 3 to Level 1	Transfer from Level 2 to Level 3	Transfer from Level 3 to Level 2
Common Stocks(H)	$—	$—	$34,208	$—
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(B)	Fair valued as determined in good faith in accordance with TAM's procedures. At June 30, 2026, the total value of the securities is $94,975, representing less than 0.1% of the Portfolio’s net assets.
(C)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see note 3). At June 30, 2026, the total value of the securities is $94,975, representing less than 0.1% of the Portfolio’s net assets.

(D)	Restricted security. At June 30, 2026, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Quintis Australia Pty. Ltd.	10/25/2018	$1,059,498	$2	0.0%*

(E)
All or a portion of the security is on loan. The total value of the securities on loan is $5,565,715, collateralized by cash collateral of $2,424,192 and non-cash collateral, such as U.S. government securities of $3,955,322. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the total value of 144A securities is $34,927,994, representing 4.1% of the
Portfolio's net assets.

(G)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2026, the total value of the Regulation S securities is $90,281,250, representing
10.5% of the Portfolio's net assets.

(H)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(I)	Security deemed worthless.
(J)
Floating or variable rate security. The rate disclosed is as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(K)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(L)	Perpetual maturity. The date displayed is the next call date.
(M)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2026. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(N)	Rate disclosed reflects the yield at June 30, 2026.
(O)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At June 30, 2026, the value of this security is $0, representing 0.0% of the Portfolio's net assets.

(P)	Rounds to less than $1 or $(1).
(Q)
At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any.
As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return.
As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(R)
The Portfolio recognized transfers in and out of Level 3 as of June 30, 2026. Please reference the Investment Valuation section of the Notes to Financial
Statements for more information regarding investment valuation and pricing inputs.

(S)	Level 3 security was not considered significant to the Portfolio.
(T)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNH	Chinese Yuan Renminbi (offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
CURRENCY ABBREVIATION(S) (continued):
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexico Peso
MYR	Malaysia Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Poland Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South Africa Rand
COUNTERPARTY ABBREVIATION(S):
BCLY	Barclays Bank PLC
BNP	BNP Paribas
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
RBC	Royal Bank of Canada
SSB	State Street Bank & Trust Co.
UBS	UBS AG
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
BOBL	Bundesobligationen (German Federal Government Securities)
BUXL	Bundesanleihen (German Long-Term Debt)
EUREX	Eurex Exchange (German Derivatives Exchange)
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OW	Overweight
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STOXX	Deutsche Börse Group & SIX Group Index
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
TBA	To Be Announced
TSX	Toronto Stock Exchange
UW	Underweight
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Investments, at value (cost $739,710,123) (including securities loaned of $5,565,715)	$816,654,308
Cash	34,693,446
Cash collateral pledged at broker for:
Prime broker securities	2
OTC derivatives (A)	559,924
OTC swap agreements, at value (premium paid $4)	7,080,269
Foreign currency, at value (cost $2,118,376)	2,080,436
Receivables and other assets:
Net income from securities lending	2,595
Dividends	247,399
Interest	3,111,350
Tax reclaims	751,432
Variation margin receivable on futures contracts	9,669,838
Unrealized appreciation on forward foreign currency contracts	1,418,333
Prepaid expenses	3,458
Total assets	876,272,790
Liabilities:
Cash collateral received upon return of:
Securities on loan	2,424,192
Cash collateral at broker for:
OTC derivatives (A)	3,200,000
OTC swap agreements, at value (premium received $3)	3,216,273
Payables and other liabilities:
Investments purchased	319,083
When-issued, delayed-delivery, forward and TBA commitments purchased	8,213,923
Shares of beneficial interest redeemed	386,017
Investment management fees	494,426
Distribution and service fees	149,102
Transfer agent costs	1,808
Trustee and CCO fees	5,042
Audit and tax fees	38,224
Custody fees	148,893
Legal fees	15,884
Printing and shareholder reports fees	35,839
Other accrued expenses	23,302
Unrealized depreciation on forward foreign currency contracts	1,383,664
Total liabilities	20,055,672
Net assets	$856,217,118
Net assets consist of:
Capital stock ($0.01 par value)	$762,992
Additional paid-in capital	705,994,358
Total distributable earnings (accumulated losses)	149,459,768
Net assets	$856,217,118
Net assets by class:
Initial Class	$179,304,057
Service Class	676,913,061
Shares outstanding:
Initial Class	32,076,338
Service Class	44,222,903
Net asset value and offering price per share:
Initial Class	$5.59
Service Class	15.31

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income	$4,322,941
Interest income	8,250,006
Net income from securities lending	17,882
Withholding taxes on foreign income	(265,233)
Total investment income	12,325,596
Expenses:
Investment management fees	2,838,448
Distribution and service fees:
Service Class	856,333
Transfer agent costs	4,916
Trustee and CCO fees	22,395
Audit and tax fees	35,095
Custody fees	172,166
Legal fees	67,537
Printing and shareholder reports fees	37,591
Insurance fees	166
Interest	154,120
Other	28,262
Total expenses	4,217,029
Net investment income (loss)	8,108,567
Net realized gain (loss) on:
Investments	16,947,197
Swap agreements	29,750,347
Futures contracts	(9,831,611)
Forward foreign currency contracts	686,699
Foreign currency transactions	46,544
Net realized gain (loss)	37,599,176
Net change in unrealized appreciation (depreciation) on:
Investments	8,663,618 (A)
Swap agreements	1,245,497
Futures contracts	1,150,739
Forward foreign currency contracts	(567,884)
Translation of assets and liabilities denominated in foreign currencies	(161,953)
Net change in unrealized appreciation (depreciation)	10,330,017
Net realized and change in unrealized gain (loss)	47,929,193
Net increase (decrease) in net assets resulting from operations	$56,037,760

(A)	Includes net change in foreign capital gains tax of $1,134.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$8,108,567	$14,660,720
Net realized gain (loss)	37,599,176	78,608,343
Net change in unrealized appreciation (depreciation)	10,330,017	54,020,907
Net increase (decrease) in net assets resulting from operations	56,037,760	147,289,970
Dividends and/or distributions to shareholders:
Initial Class	—	(29,675,746)
Service Class	—	(42,844,855)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(72,520,601)
Capital share transactions:
Proceeds from shares sold:
Initial Class	215,959	516,919
Service Class	1,301,563	2,059,985
	1,517,522	2,576,904
Dividends and/or distributions reinvested:
Initial Class	—	29,675,746
Service Class	—	42,844,855
	—	72,520,601
Cost of shares redeemed:
Initial Class	(22,503,721)	(40,583,695)
Service Class	(73,678,000)	(147,036,913)
	(96,181,721)	(187,620,608)
Net increase (decrease) in net assets resulting from capital share transactions	(94,664,199)	(112,523,103)
Net increase (decrease) in net assets	(38,626,439)	(37,753,734)
Net assets:
Beginning of period/year	894,843,557	932,597,291
End of period/year	$856,217,118	$894,843,557
Capital share transactions - shares:
Shares issued:
Initial Class	40,191	93,496
Service Class	89,368	149,185
	129,559	242,681
Shares reinvested:
Initial Class	—	5,911,503
Service Class	—	3,106,951
	—	9,018,454
Shares redeemed:
Initial Class	(4,195,894)	(7,636,856)
Service Class	(4,989,658)	(10,682,742)
	(9,185,552)	(18,319,598)
Net increase (decrease) in shares outstanding:
Initial Class	(4,155,703)	(1,631,857)
Service Class	(4,900,290)	(7,426,606)
	(9,055,993)	(9,058,463)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$5.24	$5.25	$5.50	$5.25	$9.14	$9.92
Investment operations:
Net investment income (loss)(A)	0.06	0.10	0.11	0.11	0.06	0.08
Net realized and unrealized gain (loss)	0.29	0.80	0.30	0.59	(1.60)	0.73
Total investment operations	0.35	0.90	0.41	0.70	(1.54)	0.81
Dividends and/or distributions to shareholders:
Net investment income	—	(0.91)	(0.66)	—	(0.06)	(0.13)
Net realized gains	—	—	—	(0.45)	(2.29)	(1.46)
Total dividends and/or distributions to shareholders	—	(0.91)	(0.66)	(0.45)	(2.35)	(1.59)
Net asset value, end of period/year	$5.59	$5.24	$5.25	$5.50	$5.25	$9.14
Total return(B)	6.68%(C)	17.85%	7.27%	13.89%	(17.51)%	8.42%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$179,304	$189,700	$198,629	$221,294	$210,172	$299,521
Expenses to average net assets
Excluding dividend and interest expenses related to short sales, interest, taxes, brokerage commissions and extraordinary expenses	0.77%(D)	0.75%	0.77%	0.78%	0.79%	0.73%
Including dividend and interest expenses related to short sales, interest, taxes, brokerage commissions and extraordinary expenses	0.77%(D)	0.75%	0.82%(E)	0.98%(E)	0.89%	0.84%(F)
Net investment income (loss) to average net assets	2.06%(D)	1.80%	2.01%	1.99%	0.86%	0.82%
Portfolio turnover rate(G)	19%(C)	56%	59%	82%	51%	65%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
(E)	Includes interest expense outside the operating expense limit.
(F)	Does not include expenses of the underlying investments in which the Portfolio invests.
(G)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 29% (not annualized), 96%, 111%,
126%, 128% and 128%, for the period ended June 30, 2026 and the years ended December 31, 2025, December 31, 2024, December 31, 2023,
December 31, 2022 and December 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$14.35	$12.98	$12.73	$11.61	$16.84	$17.04
Investment operations:
Net investment income (loss)(A)	0.13	0.21	0.23	0.21	0.09	0.08
Net realized and unrealized gain (loss)	0.83	2.03	0.64	1.36	(3.02)	1.27
Total investment operations	0.96	2.24	0.87	1.57	(2.93)	1.35
Dividends and/or distributions to shareholders:
Net investment income	—	(0.87)	(0.62)	—	(0.01)	(0.09)
Net realized gains	—	—	—	(0.45)	(2.29)	(1.46)
Total dividends and/or distributions to shareholders	—	(0.87)	(0.62)	(0.45)	(2.30)	(1.55)
Net asset value, end of period/year	$15.31	$14.35	$12.98	$12.73	$11.61	$16.84
Total return(B)	6.69%(C)	17.51%	6.78%	13.69%	(17.76)%	8.18%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$676,913	$705,144	$733,968	$822,967	$849,607	$1,181,323
Expenses to average net assets
Excluding dividend and interest expenses related to short sales, interest, taxes, brokerage commissions and extraordinary expenses	1.02%(D)	1.00%	1.02%	1.03%	1.00%	0.97%
Including dividend and interest expenses related to short sales, interest, taxes, brokerage commissions and extraordinary expenses	1.02%(D)	1.00%	1.07%(E)	1.23%(E)	1.10%	1.08%(F)
Net investment income (loss) to average net assets	1.82%(D)	1.55%	1.76%	1.74%	0.62%	0.48%
Portfolio turnover rate(G)	19%(C)	56%	59%	82%	51%	65%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
(E)	Includes interest expense outside the operating expense limit.
(F)	Does not include expenses of the underlying investments in which the Portfolio invests.
(G)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 29% (not annualized), 96%, 111%,
126%, 128% and 128%, for the period ended June 30, 2026 and the years ended December 31, 2025, December 31, 2024, December 31, 2023,
December 31, 2022 and December 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Global Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
Transamerica Cayman Morgan Stanley Global Allocation VP, Ltd. is a wholly-owned subsidiary which acts as an investment vehicle for the Portfolio. Please reference the Basis for Consolidation section of the Notes to Financial Statements for more information. The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Consolidated Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Consolidated Statement of Assets and Liabilities.
2. BASIS FOR CONSOLIDATION
Transamerica Cayman Morgan Stanley Global Allocation VP, Ltd. (the “Subsidiary”) is organized under the laws of the Cayman Islands and is a wholly-owned subsidiary which acts as an investment vehicle for the Portfolio. The principal purpose of investment in the Subsidiary is to allow the Portfolio noted above to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies.
At June 30, 2026, the net assets of the Subsidiary as a percentage of the Portfolio's net assets is as follows:
Subsidiary Net Assets	Percentage of Net Assets
$20,225,223	2.36%
3. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s consolidated financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. SIGNIFICANT ACCOUNTING POLICIES (continued)
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2026 by the Portfolio.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
4. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Consolidated Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. INVESTMENT VALUATION (continued)
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. INVESTMENT VALUATION (continued)
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
5. SECURITIES AND OTHER INVESTMENTS
Payment in-kind ("PIK") securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statement of Assets and Liabilities.
PIKs held at June 30, 2026, if any, are identified within the Schedule of Investments.
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. SECURITIES AND OTHER INVESTMENTS (continued)
year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs.These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2026, if any, are identified within the Consolidated Schedule of Investments.
Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at June 30, 2026, if any, are identified within the Consolidated Schedule of Investments.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Consolidated Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2026, if any, are identified within the Consolidated Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Consolidated Statement of Assets and Liabilities.
6. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Consolidated Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Consolidated Schedule of Investments.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$1,419,610	$—	$—	$—	$1,419,610
Corporate Debt Securities	504,739	—	—	—	504,739
Foreign Government Obligations	499,843	—	—	—	499,843
Total Securities Lending Transactions	$2,424,192	$—	$—	$—	$2,424,192
Total Borrowings	$2,424,192	$—	$—	$—	$2,424,192
7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate ("LIBOR")
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Consolidated Statement of Assets and Liabilities.
For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Consolidated Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Consolidated Statement of Operations.
Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.
Total return swap agreements: The Portfolio is subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement, including CFDs, in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio's investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.
Equity basket total return swap agreements: The Portfolio may enter into equity basket total return swap agreements to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreements, the swaps are designed to function as a portfolio of direct investments in long and/or short equity or fixed income positions. An equity basket total return swap is an agreement between two parties to exchange, for a specified period and based on the notional amount, the total return on an underlying basket of equity securities for typically fixed or floating interest payments. Equity basket total return swap agreements typically reset on a monthly basis and are privately negotiated in the OTC market. The swaps are entered into as bilateral swap agreements and are traded between counterparties, and as such, subject to counterparty risk.
Open centrally cleared swap agreements and open OTC swap agreements at June 30, 2026, if any, are listed within the Consolidated Schedule of Investments.
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2026, are listed within the Consolidated Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Consolidated Statement of Assets and Liabilities.
Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Consolidated Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Consolidated Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.
Open forward foreign currency contracts at June 30, 2026, are listed within the Consolidated Schedule of Investments.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Consolidated Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2026.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
OTC swaps: OTC swap agreements, at value	$—	$—	$7,080,269	$—	$—	$7,080,269
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	520,812	—	836,707	—	—	1,357,519
Forward foreign currency contracts: Unrealized appreciation on forward foreign currency contracts	—	1,418,333	—	—	—	1,418,333
Total	$520,812	$1,418,333	$7,916,976	$—	$—	$9,856,121
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
OTC swaps: OTC swap agreements, at value	$—	$—	$(3,216,273)	$—	$—	$(3,216,273)
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	(154,138)	—	(590,229)	—	—	(744,367)
Forward foreign currency contracts: Unrealized depreciation on forward foreign currency contracts	—	(1,383,664)	—	—	—	(1,383,664)
Total	$(154,138)	$(1,383,664)	$(3,806,502)	$—	$—	$(5,344,304)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Consolidated Schedule of Investments. Only current day's variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Consolidated Statement of Operations, categorized by primary market risk exposure as of June 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Swap agreements	$316,605	$—	$29,433,742	$—	$—	$29,750,347
Futures contracts	(607,106)	—	(9,025,593)	—	(198,912)	(9,831,611)
Forward foreign currency contracts	—	686,699	—	—	—	686,699
Total	$(290,501)	$686,699	$20,408,149	$—	$(198,912)	$20,605,435

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Swap agreements	$—	$—	$1,245,497	$—	$—	$1,245,497
Futures contracts	326,608	—	824,131	—	—	1,150,739
Forward foreign currency contracts	—	(567,884)	—	—	—	(567,884)
Total	$326,608	$(567,884)	$2,069,628	$—	$—	$1,828,352
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2026.
Total return swaps:
Average notional value — long	$411,407,446
Average notional value — short	(290,063,741)
Futures contracts:
Average notional value of contracts — long	76,146,988
Average notional value of contracts — short	(120,360,022)
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	98,868,208
Average contract amounts sold — in USD	130,895,189
The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.
ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.
Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Consolidated Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Consolidated Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Consolidated Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2026. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Consolidated Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.
	Gross Amounts of Assets Presented within Consolidated Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Consolidated Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Consolidated Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Consolidated Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Receivable		Financial Instruments	Collateral Pledged (B)	Net Payable
	Assets				Liabilities
Barclays Bank PLC	$1,620,290	$(1,620,290)	$—	$—	$2,019,810	$(1,620,290)	$(329,924)	$69,596
BNP Paribas	919,699	(746,953)	—	172,746	746,953	(746,953)	—	—
Citibank, N.A.	486,627	—	—	486,627	—	—	—	—
Goldman Sachs International	1,060,282	(1,060,282)	—	—	1,127,355	(1,060,282)	(67,073)	—
JPMorgan Chase Bank, N.A.	2,934,380	(545,094)	(2,389,286)	—	545,094	(545,094)	—	—
UBS AG	1,477,324	(119,957)	—	1,357,367	119,957	(119,957)	—	—
Other Derivatives (C)	1,357,519	—	—	1,357,519	785,135	—	—	785,135
Total	$9,856,121	$(4,092,576)	$(2,389,286)	$3,374,259	$5,344,304	$(4,092,576)	$(396,997)	$854,731

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Consolidated Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)
Other Derivatives, which includes future contracts, exchange-traded options, exchange-traded swap agreements and occasionally forward positions, that are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Consolidated Schedule of Investments.

8. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. RISK FACTORS (continued)
Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Commodities and commodity-related securities risk: Commodities and commodity-related businesses or industries are subject to changes and volatility in commodity prices generally, regulatory, economic and political developments, weather events and natural disasters, tariffs and trade disruptions, and market disruptions. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments also are subject to the credit risk associated with the issuer, and their value may decline substantially if the issuer’s creditworthiness deteriorates.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. RISK FACTORS (continued)
performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Subsidiary risk: By investing in the Subsidiary, the Portfolio will be indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments that will be held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and will be subject to all of the risks that apply to similar investments if held directly by the Portfolio. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted in this prospectus, is not subject to the investor protections of the Investment Company Act. Although certain regulated investment companies received private letter rulings from the Internal Revenue Service (“IRS”) with respect to their investment in entities similar to the Subsidiary, the Portfolio has not received such a ruling. The IRS is no longer issuing private letter rulings on structures of this kind. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Portfolio.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
9. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Consolidated Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Consolidated Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.66%
Over $500 million up to $750 million	0.65
Over $750 million up to $1 billion	0.64
Over $1 billion up to $3 billion	0.63
Over $3 billion	0.59
The Subsidiary entered into a separate contract with TAM for the management of the Subsidiary pursuant to which the Subsidiary pays TAM a fee that is the same, as a percentage of net assets, as the management fee of the Portfolio. TAM has contractually agreed to waive a portion of the Portfolio’s management fee in an amount equal to the management fee paid to TAM by the Subsidiary. This management fee waiver may not be discontinued by TAM as long as its contract with the Subsidiary is in place.
For the period ended June 30, 2026, the amount waived is $78,323 for the Subsidiary and has been eliminated in the consolidation of the financial statements.
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Consolidated Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2026
Initial Class	0.78%	May 1, 2027
Service Class	1.03	May 1, 2027
Prior to May 1, 2026
Initial Class	0.81
Service Class	1.06
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Consolidated Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Consolidated Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Consolidated Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Consolidated Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
10. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$112,618,815	$43,992,218	$148,369,279	$52,002,907
11. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Consolidated Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
11. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$739,710,123	$134,950,362	$(53,494,361)	$81,456,001
12. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Morgan Stanley Global Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and Morgan Stanley Investment Management Inc. (the “Sub-Adviser”) and the renewal of the investment sub-sub-advisory agreement (the “Sub-Sub-Advisory Agreement” and together with the Sub-Advisory Agreement and the Management Agreement, the “Agreements”) with respect to the Portfolio between the Sub-Adviser and Morgan Stanley Investment Management Limited (the “Sub-Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement, the Sub-Advisory Agreement and the Sub-Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM, the Sub-Adviser and the Sub-Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM, the Sub-Adviser and the Sub-Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM, the Sub-Adviser and the Sub-Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser and the Sub-Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Management Agreement. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM, the Sub-Adviser or the Sub-Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM, the Sub-Adviser and the Sub-Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s, the Sub-Adviser’s and the Sub-Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management teams of the Sub-Adviser and the Sub-Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

MANAGEMENT, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM, the Sub-Adviser and the Sub-Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period, in line with the median for its peer universe for the past 3- and 10-year periods, and below the median for its peer universe for the past 5-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-year period and below the benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on April 30, 2020 pursuant to its current investment objective and investment strategies. The Trustees also noted recent changes in the portfolio management team at the Sub-Adviser. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services and the Sub-Sub-Adviser for sub-sub-advisory services, noting that TAM pays sub-advisory fees to the Sub-Adviser and that the sub-sub-advisory fee payable to the Sub-Sub-Adviser is paid by the Sub-Adviser and not the Portfolio or TAM. The Board also considered the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders. The Board noted that the Portfolio’s expenses included customary fees paid by the Portfolio in connection with its short sale strategy. Specifically, such fees (sometimes referred to as “fees in lieu of” interest or dividends) are paid to parties lending securities to the Portfolio to compensate them for interest or dividends received by the Portfolio, but foregone by the lending parties, on the borrowed securities.
On the basis of these considerations, together with the other information it considered, the Board determined that the management, sub-advisory and sub-sub-advisory fees to be received by TAM, the Sub-Adviser and the Sub-Sub-Adviser under the Management Agreement, the Sub-Advisory Agreement and the Sub-Sub-Advisory Agreement are reasonable in light of the services provided.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Morgan Stanley Global Allocation VP

MANAGEMENT, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
In addition, the Board noted that TAM had agreed to waive a portion of the Portfolio’s management fee in an amount equal to the entire management fee paid to TAM by the Portfolio’s wholly-owned subsidiary.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM, the Sub-Adviser or the Sub-Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the Sub-Sub-Adviser’s sub-sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fees paid to the Sub-Adviser and the Sub-Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates, the Sub-Adviser and/or the Sub-Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, the Sub-Adviser and/or the Sub-Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser and the Sub-Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement, the Sub-Advisory Agreement and the Sub-Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica MSCI EAFE Index VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Australia - 6.4%
ANZ Group Holdings Ltd.	19,562	$ 477,399
APA Group	8,010	56,122
Aristocrat Leisure Ltd.	3,519	149,126
ASX Ltd.	1,204	44,431
BHP Group Ltd.	33,143	1,381,166
Brambles Ltd.	8,973	121,154
CAR Group Ltd.	2,241	40,004
Cochlear Ltd.	396	33,262
Coles Group Ltd.	8,883	149,621
Commonwealth Bank of Australia	10,918	1,244,261
Computershare Ltd.	3,334	88,294
CSL Ltd.	3,193	254,753
Evolution Mining Ltd.	13,464	111,330
Fortescue Ltd.	10,542	140,317
Goodman Group, REIT	13,078	282,174
Insurance Australia Group Ltd.	15,121	84,571
Lottery Corp. Ltd.	14,334	56,982
Lynas Rare Earths Ltd. (A)	5,710	71,648
Macquarie Group Ltd.	2,352	408,881
Medibank Pvt Ltd.	17,700	60,813
National Australia Bank Ltd.	19,905	522,681
Northern Star Resources Ltd.	8,991	119,038
Origin Energy Ltd.	10,671	81,111
PLS Group Ltd. (A)	20,641	72,331
Pro Medicus Ltd.	340	48,067
Qantas Airways Ltd.	4,255	31,263
QBE Insurance Group Ltd.	9,552	166,158
REA Group Ltd.	343	33,043
Rio Tinto Ltd.	2,437	293,220
Santos Ltd.	21,530	106,808
Scentre Group, REIT	34,825	92,829
SGH Ltd.	1,197	38,664
Sigma Healthcare Ltd.	32,689	62,242
Sonic Healthcare Ltd.	2,987	42,985
South32 Ltd.	28,394	77,101
Stockland, REIT	15,518	43,761
Suncorp Group Ltd.	6,920	92,321
Telstra Group Ltd.	24,925	87,409
Transurban Group	20,518	204,009
Vicinity Ltd., REIT	25,497	45,431
Washington H Soul Pattinson & Co. Ltd.	2,155	68,884
Wesfarmers Ltd.	7,372	461,364
Westpac Banking Corp.	22,189	540,650
WiseTech Global Ltd.	1,295	29,710
Woodside Energy Group Ltd.	12,477	241,293
Woolworths Group Ltd.	8,040	222,144
		9,080,826
Austria - 0.4%
BAWAG Group AG (B)	492	98,638
Erste Group Bank AG	2,023	270,754
OMV AG	934	58,694
Raiffeisen Bank International AG	844	53,955
Verbund AG	437	27,694
		509,735
	Shares	Value
COMMON STOCKS (continued)
Belgium - 0.9%
Ageas SA	934	$ 74,730
Anheuser-Busch InBev SA	5,832	481,897
D'ieteren Group	140	27,329
Elia Group SA	282	44,905
Financiere de Tubize SA	129	34,080
Groupe Bruxelles Lambert NV	510	46,502
KBC Group NV	1,512	206,511
Lotus Bakeries NV	3	39,790
Sofina SA	107	27,252
Syensqo SA	418	30,906
UCB SA	800	239,497
		1,253,399
Chile - 0.1%
Antofagasta PLC	2,258	114,601
China - 0.0% *
Yangzijiang Shipbuilding Holdings Ltd.	15,600	41,384
Czech Republic - 0.0% *
CSG NV (A)	1,241	18,113
Denmark - 1.7%
AP Moller - Maersk AS, Class A	19	43,858
AP Moller - Maersk AS, Class B	24	57,013
Carlsberg AS, Class B	591	77,338
Coloplast AS, Class B	762	43,399
Danske Bank AS	4,177	223,898
Demant AS (A)	647	26,575
DSV AS	1,251	297,680
Genmab AS (A)	389	106,645
Novo Nordisk AS, Class B	20,874	1,002,514
Novonesis Novozymes, Class B	2,178	137,472
Orsted AS (A)(B)	3,327	74,790
Pandora AS	481	55,260
Rockwool AS, B Shares	520	16,678
Tryg AS	2,040	46,437
Vestas Wind Systems AS	6,283	177,893
		2,387,450
Finland - 1.2%
Elisa OYJ	922	38,694
Fortum OYJ	2,828	65,424
Kesko OYJ, B Shares	1,611	36,018
Kone OYJ, Class B	2,119	120,539
Metso OYJ	4,250	73,903
Neste OYJ	2,672	87,241
Nokia OYJ	32,606	434,841
Nordea Bank Abp	20,112	381,437
Orion OYJ, Class B	666	54,710
Sampo OYJ, A Shares	15,243	160,081
Stora Enso OYJ, R Shares	3,700	39,471
UPM-Kymmene OYJ	3,509	93,014
Wartsila OYJ Abp	3,112	118,854
		1,704,227
France - 8.7%
Abivax SA (A)	357	47,085
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
France (continued)
Accor SA	1,263	$ 73,260
Aeroports de Paris SA	206	26,861
Air Liquide SA	4,131	818,049
Alstom SA (A)	2,187	38,208
Amundi SA (B)	381	36,574
AXA SA	10,177	509,964
Ayvens SA (B)	2,061	27,148
BioMerieux	266	20,881
BNP Paribas SA	6,429	750,863
Bollore SE	4,007	18,578
Bouygues SA	1,458	81,420
Bureau Veritas SA	2,130	65,239
Capgemini SE	1,015	101,898
Carrefour SA	3,716	68,987
Cie de Saint-Gobain SA	2,897	262,707
Cie Generale des Etablissements Michelin SCA	4,145	160,122
Covivio SA, REIT	336	20,574
Credit Agricole SA	5,948	119,633
Danone SA	4,089	334,228
Dassault Aviation SA	122	40,075
Dassault Systemes SE	4,277	87,239
Eiffage SA	440	64,902
Engie SA	11,529	362,870
EssilorLuxottica SA	1,956	367,281
Gecina SA, REIT	306	25,711
Getlink SE	1,851	39,346
Hermes International SCA	168	307,221
Ipsen SA	241	46,445
Kering SA	463	130,967
Klepierre SA, REIT	1,317	55,042
Legrand SA	1,678	284,328
L'Oreal SA	1,558	682,960
LVMH Moet Hennessy Louis Vuitton SE	1,613	892,086
Orange SA	12,117	228,512
Pernod Ricard SA	1,287	93,549
Publicis Groupe SA	1,512	149,420
Renault SA	1,168	33,554
Rexel SA	1,427	62,518
Safran SA	2,241	883,135
Sanofi SA	7,076	605,023
Sartorius Stedim Biotech	186	38,568
Schneider Electric SE	3,577	1,170,486
Societe Generale SA	4,152	367,494
Sodexo SA	583	33,721
Thales SA	588	151,117
TotalEnergies SE	12,852	993,787
Unibail-Rodamco-Westfield, REIT (A)	764	89,409
Veolia Environnement SA	3,932	163,851
Vinci SA	3,024	441,649
		12,474,545
Germany - 8.4%
adidas AG	1,070	219,596
Allianz SE	2,483	1,175,323
BASF SE	5,800	310,028
Bayer AG	6,389	353,364
	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Bayerische Motoren Werke AG	1,853	$ 121,647
Beiersdorf AG	611	52,622
Brenntag SE	793	48,220
Commerzbank AG	4,228	180,090
Continental AG	695	57,508
CTS Eventim AG & Co. KGaA	357	20,852
Daimler Truck Holding AG	2,916	140,636
Delivery Hero SE (A)(B)	1,267	51,849
Deutsche Bank AG	11,789	399,258
Deutsche Boerse AG	1,189	324,299
Deutsche Lufthansa AG	3,886	44,529
Deutsche Post AG	5,978	363,441
Deutsche Telekom AG	22,263	606,985
E.ON SE	14,723	302,762
Evonik Industries AG	1,661	30,140
Fresenius Medical Care AG	1,409	63,787
Fresenius SE & Co. KGaA	2,802	128,013
GEA Group AG	919	63,104
Hannover Rueck SE	384	106,344
Heidelberg Materials AG	848	161,773
Henkel AG & Co. KGaA	633	50,095
Hensoldt AG	387	30,060
HOCHTIEF AG	100	57,965
Infineon Technologies AG	8,467	797,607
Knorr-Bremse AG	446	51,896
Mercedes-Benz Group AG	4,740	238,416
Merck KGaA	855	143,336
MTU Aero Engines AG	343	142,929
Muenchener Rueckversicherungs- Gesellschaft AG	848	473,574
Nemetschek SE	355	21,613
Rational AG	34	24,908
Rheinmetall AG	302	343,610
RWE AG	4,193	271,161
SAP SE	6,813	1,050,211
Scout24 SE (B)	472	39,060
Siemens AG	4,845	1,557,701
Siemens Energy AG	5,059	964,455
Siemens Healthineers AG (B)	2,161	84,285
Symrise AG	834	83,658
Talanx AG	397	50,214
Vonovia SE	4,853	119,721
Zalando SE (A)(B)	1,326	38,422
		11,961,067
Hong Kong - 1.8%
AIA Group Ltd.	68,200	624,387
BOC Hong Kong Holdings Ltd.	24,500	132,950
CK Asset Holdings Ltd.	11,915	67,313
CK Hutchison Holdings Ltd.	17,000	144,086
CK Infrastructure Holdings Ltd.	4,000	30,497
CLP Holdings Ltd.	10,500	98,142
Futu Holdings Ltd., ADR	400	37,496
Galaxy Entertainment Group Ltd.	12,000	45,174
Henderson Land Development Co. Ltd.	8,531	27,058
HKT Trust & HKT Ltd.	24,000	35,706
Hong Kong & China Gas Co. Ltd.	68,085	56,543
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Hong Kong Exchanges & Clearing Ltd.	7,872	$ 366,260
Hong Kong Land Holdings Ltd.	6,600	47,019
Jardine Matheson Holdings Ltd.	1,000	61,668
Link, REIT	16,751	78,166
MTR Corp. Ltd.	9,687	37,780
Power Assets Holdings Ltd.	8,500	61,938
Prudential PLC	16,588	220,322
Sino Land Co. Ltd.	24,037	31,571
SITC International Holdings Co. Ltd.	8,000	32,092
Sun Hung Kai Properties Ltd.	8,350	120,184
Swire Pacific Ltd., Class A	2,000	20,891
Techtronic Industries Co. Ltd.	9,500	158,095
WH Group Ltd. (B)	50,787	53,850
Wharf Real Estate Investment Co. Ltd.	10,300	28,129
		2,617,317
Ireland - 0.6%
AerCap Holdings NV	1,100	160,358
AIB Group PLC	13,989	164,405
Bank of Ireland Group PLC	6,062	120,773
Experian PLC	5,930	199,862
Kerry Group PLC, Class A	1,019	93,474
Kingspan Group PLC	978	89,439
Ryanair Holdings PLC	2,749	85,930
		914,241
Israel - 1.1%
Azrieli Group Ltd.	257	34,844
Bank Hapoalim BM	8,531	196,771
Bank Leumi Le-Israel BM	9,715	217,408
Check Point Software Technologies Ltd. (A)	550	72,286
CyberArk Software Ltd. (A)(C)(D)	300	13,500
Elbit Systems Ltd.	184	139,909
Enlight Renewable Energy Ltd. (A)	914	80,713
Harel Insurance Investments & Financial Services Ltd.	786	41,406
ICL Group Ltd.	4,748	23,816
Israel Discount Bank Ltd., Class A	7,672	75,963
Mizrahi Tefahot Bank Ltd.	979	64,841
Nova Ltd. (A)	203	107,962
OPC Energy Ltd. (A)	1,132	35,061
Phoenix Financial Ltd.	1,454	80,390
Teva Pharmaceutical Industries Ltd., ADR (A)	7,615	257,996
Tower Semiconductor Ltd. (A)	714	184,867
		1,627,733
Italy - 3.2%
Banca Mediolanum SpA	1,286	32,049
Banca Monte dei Paschi di Siena SpA	12,326	153,180
Banco BPM SpA	7,240	125,197
BPER Banca SpA	9,931	156,027
Buzzi SpA	495	25,355
Davide Campari-Milano NV	3,639	22,669
ENEL SpA	49,472	567,463
Eni SpA	11,811	277,106
Ferrari NV	797	296,241
FinecoBank Banca Fineco SpA	3,813	95,874
	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Generali	5,330	$ 259,853
Intesa Sanpaolo SpA	90,363	621,091
Italgas SpA	3,640	42,152
Leonardo SpA	2,672	143,461
Moncler SpA	1,460	84,968
Poste Italiane SpA	3,048	99,771
Prysmian SpA	1,831	308,236
Recordati Industria Chimica e Farmaceutica SpA	706	41,385
Snam SpA	12,598	90,946
Telecom Italia SpA (A)	10,637	96,852
Terna - Rete Elettrica Nazionale	9,348	109,157
UniCredit SpA	8,834	791,692
Unipol Assicurazioni SpA	2,269	63,420
		4,504,145
Japan - 23.4%
Advantest Corp.	4,800	987,496
Aeon Co. Ltd.	13,800	114,128
AGC, Inc.	1,200	51,851
Aisin Corp.	3,000	40,730
Ajinomoto Co., Inc.	5,700	207,817
ANA Holdings, Inc.	1,000	18,307
Asahi Group Holdings Ltd.	9,500	90,313
Asahi Kasei Corp.	8,200	91,201
Asics Corp.	4,400	119,674
Astellas Pharma, Inc.	11,300	151,156
Bandai Namco Holdings, Inc.	3,600	83,452
Bridgestone Corp.	7,200	151,816
Canon, Inc.	5,400	138,296
Capcom Co. Ltd.	2,200	40,470
Central Japan Railway Co.	4,800	102,456
Chiba Bank Ltd.	3,500	53,617
Chubu Electric Power Co., Inc.	4,400	83,135
Chugai Pharmaceutical Co. Ltd.	4,400	203,250
Dai Nippon Printing Co. Ltd.	2,500	45,871
Daifuku Co. Ltd.	2,000	88,600
Daiichi Life Group, Inc.	22,000	240,212
Daiichi Sankyo Co. Ltd.	11,300	181,707
Daikin Industries Ltd.	1,700	259,316
Daito Trust Construction Co. Ltd.	1,900	36,296
Daiwa House Industry Co. Ltd.	3,500	94,838
Daiwa Securities Group, Inc.	8,400	83,309
Denso Corp.	10,800	124,351
Disco Corp.	600	312,140
East Japan Railway Co.	6,400	133,747
Ebara Corp.	2,900	113,571
Eisai Co. Ltd.	1,600	40,333
ENEOS Holdings, Inc.	16,800	124,360
FANUC Corp.	6,100	280,881
Fast Retailing Co. Ltd.	1,200	614,813
Fuji Electric Co. Ltd.	900	76,234
FUJIFILM Holdings Corp.	7,400	158,312
Fujikura Ltd.	9,900	392,455
Fujitsu Ltd.	11,100	220,557
Furukawa Electric Co. Ltd.	4,000	120,309
Hankyu Hanshin Holdings, Inc.	1,500	39,467
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Hikari Tsushin, Inc.	100	$ 21,973
Hitachi Ltd.	28,900	799,839
Honda Motor Co. Ltd.	23,800	214,385
Hoya Corp.	2,200	354,863
Hulic Co. Ltd.	2,900	30,366
Ibiden Co. Ltd.	1,500	226,472
Idemitsu Kosan Co. Ltd.	4,600	33,982
IHI Corp.	6,500	109,741
Inpex Corp.	5,600	112,998
Isuzu Motors Ltd.	3,300	43,943
ITOCHU Corp.	36,000	410,855
Japan Exchange Group, Inc.	6,200	78,467
Japan Post Bank Co. Ltd.	11,600	220,775
Japan Post Holdings Co. Ltd.	11,300	151,885
Japan Post Insurance Co. Ltd.	3,600	34,029
Japan Tobacco, Inc.	7,200	265,676
JFE Holdings, Inc.	3,400	32,825
JX Advanced Metals Corp.	3,500	96,597
Kajima Corp.	2,600	94,778
Kansai Electric Power Co., Inc.	5,900	83,378
Kao Corp.	6,000	118,912
Kawasaki Heavy Industries Ltd.	5,000	90,485
Kawasaki Kisen Kaisha Ltd.	2,300	35,253
KDDI Corp.	19,200	322,516
Keyence Corp.	1,200	606,584
Kikkoman Corp.	4,300	44,111
Kioxia Holdings Corp. (A)	2,000	1,162,460
Kirin Holdings Co. Ltd.	4,900	84,506
Komatsu Ltd.	5,600	218,666
Konami Group Corp.	600	65,728
Kubota Corp.	6,200	103,741
Kyocera Corp.	7,600	168,553
Kyowa Kirin Co. Ltd.	1,500	23,874
Lasertec Corp.	500	158,819
LY Corp.	16,500	43,916
Makita Corp.	1,400	50,346
Marubeni Corp.	9,300	271,128
Minebea Mitsumi, Inc.	2,300	68,225
Mitsubishi Chemical Group Corp.	7,900	55,434
Mitsubishi Corp.	19,600	524,343
Mitsubishi Electric Corp.	12,300	451,096
Mitsubishi Estate Co. Ltd.	6,600	168,308
Mitsubishi HC Capital, Inc.	5,400	43,864
Mitsubishi Heavy Industries Ltd.	20,800	472,632
Mitsubishi UFJ Financial Group, Inc.	69,700	1,388,628
Mitsui & Co. Ltd.	15,600	435,598
Mitsui Fudosan Co. Ltd.	16,500	152,929
Mitsui Kinzoku Co. Ltd.	400	107,036
Mitsui OSK Lines Ltd.	2,100	67,272
Mizuho Financial Group, Inc.	15,500	744,446
MS&AD Insurance Group Holdings, Inc.	8,100	209,952
Murata Manufacturing Co. Ltd.	10,500	753,740
NEC Corp.	8,200	197,967
Nexon Co. Ltd.	2,300	30,567
Nidec Corp.	5,200	85,471
Nintendo Co. Ltd.	7,200	302,688
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Building Fund, Inc., REIT	50	$ 38,784
Nippon Paint Holdings Co. Ltd.	5,600	36,526
Nippon Sanso Holdings Corp.	1,100	40,803
Nippon Steel Corp.	32,100	106,351
Nippon Yusen KK	2,600	84,095
Nissan Motor Co. Ltd. (A)	13,200	24,439
Nitori Holdings Co. Ltd.	2,500	37,046
Nitto Denko Corp.	4,300	84,597
Nomura Holdings, Inc.	18,600	163,307
Nomura Research Institute Ltd.	2,400	67,330
NTT, Inc.	196,600	174,881
Obayashi Corp.	3,900	78,813
OBIC Co. Ltd.	2,000	46,970
Olympus Corp.	6,900	72,251
Oriental Land Co. Ltd.	7,200	109,641
ORIX Corp.	7,100	270,450
Osaka Gas Co. Ltd.	2,200	74,126
Otsuka Corp.	1,300	22,257
Otsuka Holdings Co. Ltd.	2,700	179,710
Pan Pacific International Holdings Corp.	11,900	60,316
Panasonic Holdings Corp.	15,200	427,627
Rakuten Group, Inc. (A)	9,500	44,343
Recruit Holdings Co. Ltd.	8,600	598,379
Renesas Electronics Corp.	11,300	348,818
Resona Holdings, Inc.	13,700	178,621
Resonac Holdings Corp.	1,200	133,486
Ryohin Keikaku Co. Ltd.	3,200	69,946
Sanrio Co. Ltd.	5,500	37,209
SBI Holdings, Inc.	3,400	55,756
SCREEN Holdings Co. Ltd.	1,000	112,177
Secom Co. Ltd.	2,500	99,315
Seibu Holdings, Inc.	1,300	25,467
Sekisui House Ltd.	3,700	76,922
Seven & i Holdings Co. Ltd.	12,900	154,702
Shimano, Inc.	500	53,330
Shimizu Corp.	3,200	50,675
Shin-Etsu Chemical Co. Ltd.	10,600	462,048
Shionogi & Co. Ltd.	4,700	80,307
Shiseido Co. Ltd.	2,500	40,352
SMC Corp.	400	178,834
SoftBank Corp.	189,000	241,340
SoftBank Group Corp.	24,100	893,948
Sompo Holdings, Inc.	5,300	201,349
Sony Group Corp.	37,900	762,702
Subaru Corp.	3,700	54,132
Sumitomo Corp.	26,400	253,748
Sumitomo Electric Industries Ltd.	18,800	348,874
Sumitomo Metal Mining Co. Ltd.	1,600	74,209
Sumitomo Mitsui Financial Group, Inc.	23,600	925,097
Sumitomo Mitsui Trust Group, Inc.	4,000	149,360
Sumitomo Realty & Development Co. Ltd.	3,800	88,225
Suntory Beverage & Food Ltd.	800	22,293
Suzuki Motor Corp.	10,400	125,796
T&D Holdings, Inc.	2,800	83,518
Taisei Corp.	900	79,670
Takeda Pharmaceutical Co. Ltd.	10,300	328,309
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
TDK Corp.	12,400	$ 278,186
Terumo Corp.	8,800	120,186
Toho Co. Ltd.	3,500	27,994
Tokio Marine Holdings, Inc.	11,700	514,435
Tokyo Electron Ltd.	2,900	1,406,076
Tokyo Gas Co. Ltd.	2,000	75,732
TOPPAN Holdings, Inc.	1,400	44,391
Toray Industries, Inc.	8,800	61,641
Toyota Motor Corp.	61,800	1,035,304
Toyota Tsusho Corp.	4,300	160,055
Unicharm Corp.	7,100	41,144
West Japan Railway Co.	2,600	43,547
Yamaha Motor Co. Ltd.	5,500	41,763
Yokogawa Electric Corp.	1,400	49,200
Yokohama Financial Group, Inc.	6,200	66,771
Zensho Holdings Co. Ltd.	600	29,871
		33,388,338
Luxembourg - 0.3%
ArcelorMittal SA	2,806	169,182
CVC Capital Partners PLC (B)	1,285	18,694
Eurofins Scientific SE	750	58,691
Millicom International Cellular SA	600	54,456
Tenaris SA	2,362	65,385
		366,408
Macau - 0.0% *
Sands China Ltd.	14,400	24,027
Mexico - 0.0% *
Fresnillo PLC	1,355	49,345
Netherlands - 7.1%
ABN AMRO Bank NV (E)	4,031	171,446
Adyen NV (A)(B)	175	164,170
Airbus SE	3,853	857,260
Akzo Nobel NV	1,068	72,630
Argenx SE (A)	402	372,599
ASM International NV	307	353,044
ASML Holding NV	2,529	5,007,864
BE Semiconductor Industries NV	464	153,237
Euronext NV (B)	489	78,216
EXOR NV	563	43,133
Ferrovial NV	3,089	211,722
Heineken Holding NV	818	62,291
Heineken NV	1,903	159,781
ING Groep NV, Series N	18,945	597,777
Koninklijke Ahold Delhaize NV	5,811	233,848
Koninklijke KPN NV	24,322	120,121
Koninklijke Philips NV	4,896	133,145
Magnum Ice Cream Co. NV (A)	3,030	52,711
Nebius Group NV (A)	1,300	359,021
NN Group NV	1,670	146,407
Prosus NV	8,499	369,312
Qiagen NV	1,295	50,096
Stellantis NV (A)	13,494	77,082
	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
Universal Music Group NV	6,897	$ 144,489
Wolters Kluwer NV	1,479	95,632
		10,087,034
New Zealand - 0.2%
Auckland International Airport Ltd.	11,020	52,312
Contact Energy Ltd.	5,856	31,011
Fisher & Paykel Healthcare Corp. Ltd.	3,682	81,794
Infratil Ltd.	5,661	49,659
Meridian Energy Ltd.	8,530	28,217
Xero Ltd. (A)	1,090	54,797
		297,790
Norway - 0.6%
Aker BP ASA	2,000	61,019
DNB Bank ASA	5,304	157,912
Equinor ASA	4,785	150,887
Gjensidige Forsikring ASA	1,247	33,755
Kongsberg Gruppen ASA	2,743	82,663
Mowi ASA	3,047	56,288
Norsk Hydro ASA	8,825	79,855
Orkla ASA	4,350	45,734
Salmar ASA	439	20,546
Telenor ASA	4,140	59,307
Var Energi ASA	6,339	26,265
Yara International ASA	1,059	46,573
		820,804
Poland - 0.0% *
InPost SA (A)	1,628	28,690
Portugal - 0.2%
Banco Comercial Portugues SA, Class R	53,931	63,811
EDP SA	19,448	101,595
Galp Energia SGPS SA	2,636	55,867
Jeronimo Martins SGPS SA	1,671	32,003
		253,276
Singapore - 1.6%
CapitaLand Ascendas, REIT	26,563	51,157
CapitaLand Integrated Commercial Trust, REIT	38,259	70,205
CapitaLand Investment Ltd.	15,394	29,669
DBS Group Holdings Ltd.	13,380	677,493
Grab Holdings Ltd., Class A (A)	14,400	54,288
Keppel Ltd.	9,100	77,186
Oversea-Chinese Banking Corp. Ltd.	21,360	409,913
Sea Ltd., ADR (A)	2,500	239,575
Sembcorp Industries Ltd.	5,300	26,068
Singapore Airlines Ltd.	9,900	58,874
Singapore Exchange Ltd.	5,400	100,750
Singapore Technologies Engineering Ltd.	9,800	78,933
Singapore Telecommunications Ltd.	48,900	166,945
United Overseas Bank Ltd.	7,800	240,200
Wilmar International Ltd.	11,400	31,816
		2,313,072
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Spain - 3.7%
Acciona SA	160	$ 50,692
ACS Actividades de Construccion y Servicios SA	1,125	165,439
Aena SME SA (B)	4,960	151,144
Amadeus IT Group SA	2,821	165,032
Banco Bilbao Vizcaya Argentaria SA	36,522	919,507
Banco de Sabadell SA	31,946	113,199
Banco Santander SA	93,457	1,297,169
Bankinter SA	4,227	70,785
CaixaBank SA	22,835	323,530
Cellnex Telecom SA (A)(B)	3,045	91,032
EDP Renewables SA	1,884	30,435
Endesa SA	1,996	90,690
Iberdrola SA	39,423	981,222
Indra Sistemas SA	466	25,560
Industria de Diseno Textil SA	7,082	446,395
Mapfre SA	5,961	29,513
Naturgy Energy Group SA	2,709	84,911
Redeia Corp. SA	2,631	44,702
Repsol SA	7,147	178,565
Telefonica SA	23,477	94,350
		5,353,872
Sweden - 3.3%
AddTech AB, B Shares	1,585	56,013
Alfa Laval AB	1,842	109,886
Assa Abloy AB, Class B	6,339	223,962
Atlas Copco AB, A Shares	16,369	331,783
Atlas Copco AB, B Shares	9,897	175,454
Beijer Ref AB	2,669	39,120
Boliden AB	1,813	102,441
Epiroc AB, Class A	4,191	114,987
Epiroc AB, Class B	2,479	57,536
EQT AB	3,083	87,217
Essity AB, Class B	3,765	106,601
Evolution AB (A)(B)	855	58,691
Fastighets AB Balder, B Shares (A)	4,355	23,229
H&M Hennes & Mauritz AB, B Shares	2,968	51,055
Hexagon AB, B Shares	13,754	113,792
Industrivarden AB, A Shares	709	39,778
Industrivarden AB, C Shares	1,084	59,532
Indutrade AB	1,657	34,288
Investment AB Latour, B Shares	814	16,176
Investor AB, B Shares	11,235	466,827
L E Lundbergforetagen AB, B Shares	492	28,363
Lifco AB, B Shares	1,498	49,095
Nibe Industrier AB, B Shares	9,858	36,645
Saab AB, Class B	2,124	110,733
Sagax AB, Class B	1,405	22,346
Sandvik AB	6,658	274,943
Securitas AB, B Shares	3,173	52,109
Skandinaviska Enskilda Banken AB, Class A	9,407	187,303
Skanska AB, B Shares	2,046	54,734
SKF AB, B Shares	2,150	55,227
Spotify Technology SA (A)	961	441,224
Svenska Cellulosa AB SCA, Class B	3,914	40,029
Svenska Handelsbanken AB, A Shares	9,269	136,396
	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Swedbank AB, A Shares	5,312	$ 198,434
Swedish Orphan Biovitrum AB (A)	1,265	60,299
Tele2 AB, B Shares	3,510	61,081
Telefonaktiebolaget LM Ericsson, B Shares	17,399	195,124
Telia Co. AB	15,092	73,511
Trelleborg AB, B Shares	1,246	51,913
Volvo AB, A Shares	51	1,738
Volvo AB, B Shares	9,983	339,579
		4,739,194
Switzerland - 10.0%
ABB Ltd.	10,228	1,112,594
Alcon AG	3,287	221,642
Avolta AG	548	36,610
Banque Cantonale Vaudoise	182	26,645
Barry Callebaut AG	23	31,804
Belimo Holding AG	66	74,209
BKW AG	140	23,540
Chocoladefabriken Lindt & Spruengli AG	4	153,662
Cie Financiere Richemont SA, Class A	3,486	804,668
Coca-Cola HBC AG	1,373	89,500
DSM-Firmenich AG	1,104	104,789
EMS-Chemie Holding AG	46	39,431
Galderma Group AG	1,211	275,439
Geberit AG	215	143,473
Givaudan SA	61	258,015
Glencore PLC (A)	60,939	415,508
Helvetia Baloise Holding AG	505	130,239
Holcim AG	3,345	301,594
Julius Baer Group Ltd.	1,288	111,283
Kuehne & Nagel International AG	323	78,373
Logitech International SA	955	89,587
Lonza Group AG	461	310,992
Nestle SA	16,804	1,723,505
Novartis AG	11,943	1,866,599
Partners Group Holding AG	141	115,491
Roche Holding AG	4,781	1,966,978
Sandoz Group AG	2,749	248,383
Schindler Holding AG	404	131,856
SGS SA	1,073	124,428
Sika AG	1,004	207,041
Sonova Holding AG	325	77,136
STMicroelectronics NV	4,110	304,021
Straumann Holding AG	714	93,854
Swatch Group AG	188	45,945
Swiss Life Holding AG	179	196,769
Swiss Prime Site AG	503	82,078
Swiss Re AG	1,960	311,542
Swisscom AG	171	131,897
UBS Group AG	20,721	1,026,956
VAT Group AG (B)	172	150,830
Zurich Insurance Group AG	970	717,444
		14,356,350
United Kingdom - 13.2%
3i Group PLC	6,285	206,675
Admiral Group PLC	1,628	76,888
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Airtel Africa PLC (B)	5,315	$ 23,106
Anglo American PLC	7,067	346,654
Associated British Foods PLC	1,951	51,289
AstraZeneca PLC	9,862	1,841,277
Aviva PLC	19,991	172,358
BAE Systems PLC	18,921	463,690
Barclays PLC	89,467	599,518
BP PLC	101,814	627,555
British American Tobacco PLC	13,018	805,593
BT Group PLC	38,063	96,024
Bunzl PLC	2,080	72,590
Centrica PLC	28,966	65,644
Coca-Cola Europacific Partners PLC	1,347	134,794
Compass Group PLC	11,141	359,958
Diageo PLC	14,609	294,227
Endeavour Mining PLC	1,404	68,769
GSK PLC	26,308	690,661
Haleon PLC	58,503	269,590
Halma PLC	2,410	125,967
HSBC Holdings PLC	112,037	2,118,540
Imperial Brands PLC	4,713	174,187
Informa PLC	8,221	98,632
InterContinental Hotels Group PLC	916	157,445
International Consolidated Airlines Group SA	7,146	45,364
Intertek Group PLC	1,032	79,441
J Sainsbury PLC	10,832	45,967
Kingfisher PLC	10,593	39,773
Land Securities Group PLC, REIT	5,104	43,972
Legal & General Group PLC	36,236	137,384
Lloyds Banking Group PLC	380,026	556,178
London Stock Exchange Group PLC	2,893	312,778
M&G PLC	14,692	65,546
Marks & Spencer Group PLC	13,246	65,387
Melrose Industries PLC	7,975	50,288
National Grid PLC	32,269	532,236
NatWest Group PLC	51,822	457,275
Next PLC	760	146,637
Pearson PLC	3,546	56,351
Reckitt Benckiser Group PLC	4,178	272,128
RELX PLC	11,696	369,650
Rentokil Initial PLC	15,818	89,956
Rio Tinto PLC	6,917	654,381
Rolls-Royce Holdings PLC	54,830	1,051,071
Sage Group PLC	6,021	65,322
Schroders PLC	5,513	42,971
Segro PLC, REIT	8,047	93,350
Severn Trent PLC	1,706	66,788
Shell PLC	36,626	1,423,102
Smith & Nephew PLC	5,024	72,608
Smiths Group PLC	2,036	69,162
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Spirax Group PLC	455	$ 41,279
SSE PLC	7,888	254,487
Standard Chartered PLC	11,572	312,936
Standard Life PLC	4,545	50,243
Tesco PLC	41,557	253,335
Unilever PLC	14,165	850,857
United Utilities Group PLC	4,958	86,031
Verisure PLC (A)	1,464	16,321
Vodafone Group PLC	117,430	155,426
Wise Group PLC (A)	4,869	58,367
		18,925,979
United States - 0.2%
Octave Intelligence PLC, SDR (A)	1,281	20,662
Sunbelt Rentals Holdings, Inc.	2,701	197,034
		217,696
Total Common Stocks (Cost $94,034,110)		140,430,658
PREFERRED STOCKS - 0.2%
Germany - 0.2%
Bayerische Motoren Werke AG,
7.69% (F)	355	23,374
Dr. Ing. h.c. F. Porsche AG,
2.33% (E)(F)	664	33,149
Henkel AG & Co. KGaA,
2.82% (F)	971	81,661
Porsche Automobil Holding SE,
5.59% (F)	975	30,115
Sartorius AG,
0.32% (F)	166	43,550
Volkswagen AG,
7.50% (F)	1,363	109,342
Total Preferred Stocks (Cost $495,846)		321,191
RIGHTS - 0.0% *
Spain - 0.0% *
ACS Actividades de Construccion y Servicios SA Exercise Price EUR 0, Expiration Date 07/16/2026 (A)	1,125	2,361
Total Rights (Cost $2,398)		2,361
Total Investments (Cost $94,532,354)		140,754,210
Net Other Assets (Liabilities) - 1.5%		2,174,414
Net Assets - 100.0%		$ 142,928,624
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	14	09/18/2026	$2,205,501	$2,201,710	$—	$(3,791)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	15.4%	$21,717,718
Semiconductors & Semiconductor Equipment	8.1	11,396,588
Pharmaceuticals	7.9	11,125,923
Insurance	5.5	7,728,230
Electrical Equipment	3.7	5,143,557
Metals & Mining	3.3	4,683,905
Aerospace & Defense	3.3	4,587,047
Oil, Gas & Consumable Fuels	3.3	4,578,107
Machinery	3.2	4,478,548
Capital Markets	2.9	4,099,069
Chemicals	2.2	3,128,284
Food Products	2.1	2,940,625
Electric Utilities	2.0	2,830,783
Industrial Conglomerates	2.0	2,817,777
Trading Companies & Distributors	1.9	2,730,244
Textiles, Apparel & Luxury Goods	1.9	2,660,385
Automobiles	1.8	2,502,682
Electronic Equipment, Instruments & Components	1.7	2,322,494
Diversified Telecommunication Services	1.5	2,102,226
Health Care Equipment & Supplies	1.3	1,803,162
Software	1.3	1,774,361
Wireless Telecommunication Services	1.2	1,751,873
Personal Care Products	1.2	1,745,703
Professional Services	1.2	1,620,925
Beverages	1.1	1,613,158
Financial Services	1.1	1,564,147
Multi-Utilities	1.0	1,453,431
Broadline Retail	1.0	1,391,493
Construction & Engineering	1.0	1,384,128
Consumer Staples Distribution & Retail	1.0	1,376,140
Hotels, Restaurants & Leisure	0.9	1,314,777
Specialty Retail	0.9	1,301,323
Household Durables	0.9	1,267,251
Tobacco	0.9	1,245,456
Real Estate Management & Development	0.9	1,204,123
Building Products	0.8	1,158,280
Entertainment	0.8	1,074,012
Automobile Components	0.6	883,401
Biotechnology	0.6	841,381
Air Freight & Logistics	0.5	689,811
IT Services	0.5	682,539
Communications Equipment	0.5	629,965
Household Products	0.4	551,629
Independent Power & Renewable Electricity Producers	0.4	520,377
Life Sciences Tools & Services	0.4	501,897
Construction Materials	0.4	488,722
Gas Utilities	0.3	480,532
Transportation Infrastructure	0.3	473,672
Commercial Services & Supplies	0.3	469,117
Ground Transportation	0.3	463,900
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Industrial REITs	0.3%	$426,681
Marine Transportation	0.3	397,956
Technology Hardware, Storage & Peripherals	0.3	386,195
Retail REITs	0.3	360,877
Health Care Providers & Services	0.2	297,027
Passenger Airlines	0.2	284,267
Media	0.2	248,052
Diversified REITs	0.1	178,512
Paper & Forest Products	0.1	172,514
Interactive Media & Services	0.1	156,023
Water Utilities	0.1	152,819
Leisure Products	0.1	136,782
Energy Equipment & Services	0.0 *	65,385
Office REITs	0.0 *	64,495
Diversified Consumer Services	0.0 *	56,351
Health Care Technology	0.0 *	48,067
Distributors	0.0 *	27,329
Total Investments	100.0%	$ 140,754,210
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$2,437,584	$137,979,574	$13,500	$140,430,658
Preferred Stocks	—	321,191	—	321,191
Rights	—	2,361	—	2,361
Total Investments	$2,437,584	$138,303,126	$13,500	$140,754,210
LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(3,791)	$—	$—	$(3,791)
Total Other Financial Instruments	$(3,791)	$—	$—	$(3,791)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the total value of 144A securities is $1,240,499, representing 0.9% of the
Portfolio's net assets.

(C)	Fair valued as determined in good faith in accordance with TAM's procedures. At June 30, 2026, the total value of the securities is $13,500, representing 0.0% of the Portfolio’s net assets.
(D)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see note 3). At June 30, 2026, the total value of the securities is $13,500, representing 0.0% of the Portfolio’s net assets.

(E)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2026, the total value of the Regulation S securities is $204,595, representing 0.1%
of the Portfolio's net assets.

(F)	Rate disclosed reflects the yield at June 30, 2026.
(G)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Level 3 security was not considered significant to the Portfolio.
(I)	Derivative instruments are valued at unrealized appreciation (depreciation).
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
CURRENCY ABBREVIATION(S):
EUR	Euro
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
EAFE	Europe, Australasia and Far East
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Investments, at value (cost $94,532,354)	$140,754,210
Cash	1,244,951
Cash collateral pledged at broker for:
Futures contracts	86,440
Foreign currency, at value (cost $436,634)	433,630
Receivables and other assets:
Shares of beneficial interest sold	57,370
Dividends	133,671
Tax reclaims	349,999
Variation margin receivable on futures contracts	7,994
Prepaid expenses	554
Total assets	143,068,819
Liabilities:
Payables and other liabilities:
Investments purchased	2,399
Investment management fees	1,748
Distribution and service fees	28,196
Transfer agent costs	226
Trustee and CCO fees	619
Audit and tax fees	29,826
Custody fees	61,356
Legal fees	39
Printing and shareholder reports fees	3,789
Other accrued expenses	11,997
Total liabilities	140,195
Net assets	$142,928,624
Net assets consist of:
Capital stock ($0.01 par value)	$79,985
Additional paid-in capital	92,115,799
Total distributable earnings (accumulated losses)	50,732,840
Net assets	$142,928,624
Net assets by class:
Initial Class	$12,584,651
Service Class	130,343,973
Shares outstanding:
Initial Class	698,924
Service Class	7,299,560
Net asset value and offering price per share:
Initial Class	$18.01
Service Class	17.86
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income	$2,605,202
Interest income	11,634
Withholding taxes on foreign income	(281,819)
Total investment income	2,335,017
Expenses:
Investment management fees	73,969
Distribution and service fees:
Service Class	152,659
Transfer agent costs	714
Trustee and CCO fees	3,326
Audit and tax fees	28,248
Custody fees	66,695
Legal fees	4,897
Printing and shareholder reports fees	3,581
Insurance fees	225
Other	12,597
Total expenses before waiver and/or reimbursement and recapture	346,911
Expenses waived and/or reimbursed:
Initial Class	(6,706)
Service Class	(66,381)
Net expenses	273,824
Net investment income (loss)	2,061,193
Net realized gain (loss) on:
Investments	1,367,752
Futures contracts	180,584
Foreign currency transactions	6,546
Net realized gain (loss)	1,554,882
Net change in unrealized appreciation (depreciation) on:
Investments	9,252,270
Futures contracts	(14,594)
Translation of assets and liabilities denominated in foreign currencies	(14,556)
Net change in unrealized appreciation (depreciation)	9,223,120
Net realized and change in unrealized gain (loss)	10,778,002
Net increase (decrease) in net assets resulting from operations	$12,839,195
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$2,061,193	$2,685,142
Net realized gain (loss)	1,554,882	1,137,356
Net change in unrealized appreciation (depreciation)	9,223,120	25,718,981
Net increase (decrease) in net assets resulting from operations	12,839,195	29,541,479
Dividends and/or distributions to shareholders:
Initial Class	—	(275,101)
Service Class	—	(2,096,378)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(2,371,479)
Capital share transactions:
Proceeds from shares sold:
Initial Class	946,286	1,098,026
Service Class	11,350,795	19,552,965
	12,297,081	20,650,991
Dividends and/or distributions reinvested:
Initial Class	—	275,101
Service Class	—	2,096,378
	—	2,371,479
Cost of shares redeemed:
Initial Class	(2,220,709)	(3,969,096)
Service Class	(10,080,191)	(12,861,113)
	(12,300,900)	(16,830,209)
Net increase (decrease) in net assets resulting from capital share transactions	(3,819)	6,192,261
Net increase (decrease) in net assets	12,835,376	33,362,261
Net assets:
Beginning of period/year	130,093,248	96,730,987
End of period/year	$142,928,624	$130,093,248
Capital share transactions - shares:
Shares issued:
Initial Class	55,670	78,068
Service Class	655,676	1,321,084
	711,346	1,399,152
Shares reinvested:
Initial Class	—	17,852
Service Class	—	136,839
	—	154,691
Shares redeemed:
Initial Class	(127,283)	(276,531)
Service Class	(588,390)	(911,064)
	(715,673)	(1,187,595)
Net increase (decrease) in shares outstanding:
Initial Class	(71,613)	(180,611)
Service Class	67,286	546,859
	(4,327)	366,248
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$16.36	$12.74	$12.63	$10.98	$13.25	$12.10
Investment operations:
Net investment income (loss)(A)	0.28	0.39	0.36	0.33	0.34	0.35
Net realized and unrealized gain (loss)	1.37	3.58	0.09	1.62	(2.25)	1.01
Total investment operations	1.65	3.97	0.45	1.95	(1.91)	1.36
Dividends and/or distributions to shareholders:
Net investment income	—	(0.35)	(0.34)	(0.30)	(0.36)	(0.21)
Net asset value, end of period/year	$18.01	$16.36	$12.74	$12.63	$10.98	$13.25
Total return(B)	10.09%(C)	31.30%	3.32%	17.92%	(14.28)%	11.26%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,585	$12,606	$12,115	$11,862	$7,307	$8,288
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.29%(D)	0.37%	0.31%	0.36%	0.50%	0.34%
Including waiver and/or reimbursement and recapture	0.18%(D)	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income (loss) to average net assets	3.28%(D)	2.66%	2.69%	2.75%	3.04%	2.67%
Portfolio turnover rate	4%(C)	6%	3%	6%	4%	3%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$16.24	$12.66	$12.55	$10.93	$13.18	$12.04
Investment operations:
Net investment income (loss)(A)	0.26	0.35	0.31	0.30	0.31	0.31
Net realized and unrealized gain (loss)	1.36	3.55	0.11	1.59	(2.23)	1.02
Total investment operations	1.62	3.90	0.42	1.89	(1.92)	1.33
Dividends and/or distributions to shareholders:
Net investment income	—	(0.32)	(0.31)	(0.27)	(0.33)	(0.19)
Net asset value, end of period/year	$17.86	$16.24	$12.66	$12.55	$10.93	$13.18
Total return(B)	9.98%(C)	30.93%	3.15%	17.46%	(14.45)%	10.95%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$130,344	$117,487	$84,616	$71,526	$59,610	$70,417
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.54%(D)	0.62%	0.56%	0.61%	0.75%	0.59%
Including waiver and/or reimbursement and recapture	0.43%(D)	0.43%	0.43%	0.43%	0.43%	0.43%
Net investment income (loss) to average net assets	3.04%(D)	2.38%	2.39%	2.55%	2.77%	2.41%
Portfolio turnover rate	4%(C)	6%	3%	6%	4%	3%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica MSCI EAFE Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2026 by the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2026, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2026, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2026, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2026.
Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$(3,791)	$—	$—	$(3,791)
Total	$—	$—	$(3,791)	$—	$—	$(3,791)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$180,584	$—	$—	$180,584
Total	$—	$—	$180,584	$—	$—	$180,584

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(14,594)	$—	$—	$(14,594)
Total	$—	$—	$(14,594)	$—	$—	$(14,594)
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2026.
Futures contracts:
Average notional value of contracts — long	$2,255,087
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK FACTORS (continued)
or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Passive strategy/index risk: The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the index or of the actual securities comprising the index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the Portfolio.
Index fund risk: While the Portfolio seeks to track the performance of the MSCI EAFE Index (i.e., achieve a high degree of correlation with the index), the Portfolio’s return may not match the return of the index. The Portfolio incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The Portfolio may attempt to replicate the index return by investing in fewer than all of the securities in the index, or in some securities not included in the index, potentially increasing the risk of divergence between the Portfolio’s return and that of the index.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Currency risk: The value of a Portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK FACTORS (continued)
conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Large capitalization companies risk: The Portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Non-diversification risk: To the extent a portfolio becomes “non-diversified” for periods of time solely as a result of tracking its respective index, the Portfolio will invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to the risks associated with investing in those issuers.
Sector focus risk: To the extent the Portfolio invests more heavily in a particular market sector, the value of the Portfolio’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the Portfolio will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Financial sector risk: Companies in the financial services sector are subject to extensive governmental regulation and their profitability is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change, changes in the rate of consumer or corporate debt defaults or due to increased competition. Credit rating downgrades resulting from financial difficulties of borrowers, decreased liquidity in credit markets, and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
Country focus risk: To the extent the Portfolio focuses its investments in a particular geographic region or country, or in securities quoted or denominated in the currency of a particular country, the Portfolio may be subject to increased currency, political, regulatory, economic and other risks associated with that region or country. A natural or other disaster could occur in a geographic region in which the Portfolio invests, which could affect the economy or particular business operations of companies in the specific geographic region. As a result, the Portfolio may be subject to greater price volatility and risk of loss than a portfolio holding more geographically diverse investments.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM at an annual rate of 0.11% of daily average net assets.
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.18%	May 1, 2027
Service Class	0.43	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended June 30, 2026, the balances available for recapture by TAM for the Portfolio are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Initial Class	$9,255	$16,317	$23,814	$6,706	$56,092
Service Class	54,967	105,846	193,493	66,381	420,687

(A)	For the six-month period of July 1, 2023 through December 31, 2023.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
9. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$7,578,509	$—	$5,296,127	$—
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$94,532,354	$51,298,743	$(5,080,678)	$46,218,065
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica MSCI EAFE Index VP (the "Portfolio"). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and SSGA Funds Management, Inc. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Trustees noted that the objective of the Portfolio, as an index fund, is to track, and not necessarily exceed, its benchmark index, and that unlike the Portfolio, the index is not subject to any expenses or transaction costs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 5-year period and in line with the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3- and 5-year periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica MSCI EAFE Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Portfolio’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Multi-Managed Balanced VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 61.0%
Aerospace & Defense - 1.4%
Howmet Aerospace, Inc.	24,808	$ 6,669,879
RTX Corp.	38,563	7,316,558
Textron, Inc.	14,163	1,299,172
TransDigm Group, Inc.	2,038	2,714,697
		18,000,306
Air Freight & Logistics - 0.2%
FedEx Corp.	7,262	2,273,950
Automobile Components - 0.0% *
Aptiv PLC (A)	6,203	380,740
Automobiles - 1.0%
Tesla, Inc. (A)	29,190	12,277,314
Banks - 2.1%
Bank of America Corp.	144,026	8,206,602
Citigroup, Inc.	35,869	5,020,225
Fifth Third Bancorp	58,151	3,277,972
U.S. Bancorp	60,845	3,675,038
Wells Fargo & Co.	76,263	6,302,374
		26,482,211
Beverages - 0.7%
Keurig Dr. Pepper, Inc.	60,982	1,995,941
PepsiCo, Inc.	47,976	6,495,950
		8,491,891
Biotechnology - 1.2%
AbbVie, Inc.	36,723	9,240,976
Neurocrine Biosciences, Inc. (A)	3,867	651,725
Regeneron Pharmaceuticals, Inc.	5,133	3,200,631
Vertex Pharmaceuticals, Inc. (A)	5,521	2,742,446
		15,835,778
Broadline Retail - 2.6%
Amazon.com, Inc. (A)	136,880	32,623,979
Building Products - 0.7%
Masco Corp.	16,254	1,322,588
Trane Technologies PLC	15,912	7,815,338
		9,137,926
Capital Markets - 1.0%
Blackstone, Inc.	12,213	1,437,104
Charles Schwab Corp.	58,402	5,388,752
Intercontinental Exchange, Inc.	8,535	1,050,744
Morgan Stanley	21,273	4,446,908
		12,323,508
Chemicals - 0.8%
Ecolab, Inc.	18,534	5,163,758
Linde PLC	6,134	3,183,178
PPG Industries, Inc.	15,297	1,855,373
		10,202,309
Communications Equipment - 0.5%
Arista Networks, Inc. (A)	21,124	3,588,545
	Shares	Value
COMMON STOCKS (continued)
Communications Equipment (continued)
Ciena Corp. (A)	1,722	$ 844,744
Cisco Systems, Inc.	15,104	1,774,116
		6,207,405
Construction & Engineering - 0.1%
Comfort Systems USA, Inc.	322	638,188
Quanta Services, Inc.	1,147	825,886
		1,464,074
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	2,181	1,257,783
Vulcan Materials Co.	5,217	1,539,067
		2,796,850
Consumer Finance - 0.5%
American Express Co.	9,845	3,330,071
Capital One Financial Corp.	16,725	3,355,370
		6,685,441
Consumer Staples Distribution & Retail - 0.5%
Costco Wholesale Corp.	1,738	1,625,847
Walmart, Inc.	41,407	4,689,757
		6,315,604
Containers & Packaging - 0.0% *
Ball Corp.	3,204	199,930
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	215,670	4,464,369
Space Exploration Technologies Corp., Class A (A)	4,684	800,308
Verizon Communications, Inc.	28,905	1,223,838
		6,488,515
Electric Utilities - 1.0%
Entergy Corp.	29,610	3,401,005
NextEra Energy, Inc.	74,936	6,577,133
Southern Co.	32,598	3,119,954
		13,098,092
Electrical Equipment - 0.9%
Eaton Corp. PLC	8,763	3,734,089
Emerson Electric Co.	13,364	1,913,057
GE Vernova, Inc.	2,715	3,189,745
Vertiv Holdings Co., Class A	9,643	3,228,669
		12,065,560
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A	30,034	5,295,595
Coherent Corp. (A)	1,281	505,316
Corning, Inc.	15,213	3,885,856
		9,686,767
Energy Equipment & Services - 0.2%
Baker Hughes Co.	52,060	2,889,330
Entertainment - 0.5%
Netflix, Inc. (A)	28,060	2,003,484
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Entertainment (continued)
Walt Disney Co.	44,227	$ 4,256,849
Warner Music Group Corp., Class A	19,419	525,672
		6,786,005
Financial Services - 2.8%
Affirm Holdings, Inc. (A)	29,187	2,380,200
Apollo Global Management, Inc.	11,382	1,346,604
Berkshire Hathaway, Inc., Class B (A)	19,458	9,736,589
Corpay, Inc. (A)	8,870	2,956,105
Fidelity National Information Services, Inc.	42,254	1,642,836
Mastercard, Inc., Class A	17,965	9,226,824
Toast, Inc., Class A (A)	37,722	1,049,426
Visa, Inc., Class A	21,294	7,305,758
WEX, Inc. (A)	1,721	242,816
		35,887,158
Food Products - 0.3%
Mondelez International, Inc., Class A	68,394	3,955,909
Ground Transportation - 0.2%
FedEx Freight Holding Co., Inc. (A)	3,631	548,281
Union Pacific Corp.	7,596	2,066,112
		2,614,393
Health Care Equipment & Supplies - 0.9%
Boston Scientific Corp. (A)	46,263	1,974,505
Edwards Lifesciences Corp. (A)	34,741	3,142,671
Medtronic PLC	28,837	2,255,918
Stryker Corp.	13,783	4,339,440
		11,712,534
Health Care Providers & Services - 1.0%
Cencora, Inc.	4,653	1,316,706
Cigna Group	9,208	2,538,462
Humana, Inc.	4,620	1,835,156
McKesson Corp.	2,169	1,638,896
UnitedHealth Group, Inc.	14,083	5,853,317
		13,182,537
Health Care REITs - 0.6%
Ventas, Inc.	45,683	4,056,650
Welltower, Inc.	12,945	2,938,127
		6,994,777
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc.	13,109	2,336,548
Carnival Corp. Ltd.	70,494	2,014,014
Chipotle Mexican Grill, Inc. (A)	101,659	3,456,406
DoorDash, Inc., Class A (A)	9,320	1,719,820
Expedia Group, Inc.	6,278	1,606,415
Hilton Worldwide Holdings, Inc.	11,022	3,642,330
McDonald's Corp.	19,217	5,194,547
Yum! Brands, Inc.	20,754	3,317,734
		23,287,814
Household Durables - 0.0% *
Lennar Corp., Class A	6,221	562,938
	Shares	Value
COMMON STOCKS (continued)
Household Products - 0.1%
Church & Dwight Co., Inc.	11,398	$ 1,104,238
Kimberly-Clark Corp.	4,064	446,105
		1,550,343
Industrial Conglomerates - 0.5%
3M Co.	39,317	6,365,815
Insurance - 1.0%
Aon PLC, Class A	16,194	5,371,388
Arch Capital Group Ltd. (A)	10,292	998,942
Arthur J Gallagher & Co.	17,597	4,039,743
Chubb Ltd.	1,770	603,110
MetLife, Inc.	3,969	335,817
Progressive Corp.	7,718	1,685,997
		13,034,997
Interactive Media & Services - 4.8%
Alphabet, Inc., Class A	73,682	26,331,736
Alphabet, Inc., Class C	53,058	18,746,983
Meta Platforms, Inc., Class A	28,772	16,206,980
		61,285,699
IT Services - 0.3%
Accenture PLC, Class A	20,309	2,527,252
Cognizant Technology Solutions Corp., Class A	21,296	824,794
International Business Machines Corp.	2,272	638,909
		3,990,955
Life Sciences Tools & Services - 0.4%
Danaher Corp.	4,353	829,160
IQVIA Holdings, Inc. (A)	2,677	517,250
Thermo Fisher Scientific, Inc.	3,070	1,539,175
Waters Corp. (A)	4,499	1,687,305
		4,572,890
Machinery - 0.7%
Caterpillar, Inc.	545	580,371
Deere & Co.	7,703	4,886,244
Dover Corp.	12,555	2,815,835
Ingersoll Rand, Inc.	13,850	1,135,561
		9,418,011
Media - 0.1%
Omnicom Group, Inc.	10,561	769,158
Metals & Mining - 0.1%
Newmont Corp.	13,282	1,240,539
Nucor Corp.	605	134,764
		1,375,303
Multi-Utilities - 0.3%
Sempra	37,552	3,481,446
Oil, Gas & Consumable Fuels - 1.6%
ConocoPhillips	27,361	2,844,449
Diamondback Energy, Inc.	7,269	1,277,745
EOG Resources, Inc.	40,767	5,288,703
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
EQT Corp.	21,829	$ 1,160,648
Exxon Mobil Corp.	68,825	9,409,754
		19,981,299
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	12,263	1,148,553
United Airlines Holdings, Inc. (A)	5,765	783,982
		1,932,535
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	72,879	4,199,288
Eli Lilly & Co.	8,178	9,808,939
Johnson & Johnson	37,443	9,509,399
Merck & Co., Inc.	2,901	372,778
		23,890,404
Professional Services - 0.1%
Leidos Holdings, Inc.	15,958	1,643,195
Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	21,975	1,416,289
Semiconductors & Semiconductor Equipment - 11.8%
Advanced Micro Devices, Inc. (A)	20,471	11,891,809
Analog Devices, Inc.	10,796	4,287,847
Applied Materials, Inc.	4,408	3,186,984
Broadcom, Inc.	61,955	23,403,501
Intel Corp. (A)	37,871	5,287,928
Lam Research Corp.	27,447	11,893,609
Marvell Technology, Inc.	1,303	388,151
Micron Technology, Inc.	15,424	17,803,769
NVIDIA Corp.	317,092	63,446,938
NXP Semiconductors NV	14,909	4,189,876
Texas Instruments, Inc.	17,271	5,147,967
		150,928,379
Software - 4.7%
AppLovin Corp., Class A (A)	2,861	1,474,073
Autodesk, Inc. (A)	7,424	1,443,374
Cadence Design Systems, Inc. (A)	6,124	2,298,460
Crowdstrike Holdings, Inc., Class A (A)	1,464	1,117,237
Fortinet, Inc. (A)	8,034	1,234,183
Intuit, Inc.	4,585	1,196,685
Microsoft Corp.	101,285	37,781,331
Oracle Corp.	30,163	4,420,387
Palantir Technologies, Inc., Class A (A)	23,115	2,696,827
Palo Alto Networks, Inc. (A)	3,739	1,275,074
Roper Technologies, Inc.	1,202	406,745
Salesforce, Inc.	2,267	355,148
ServiceNow, Inc. (A)	42,993	4,268,345
		59,967,869
Specialized REITs - 0.4%
American Tower Corp.	5,530	904,542
Equinix, Inc.	3,367	3,509,727
SBA Communications Corp.	4,546	802,187
		5,216,456
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 1.1%
AutoZone, Inc. (A)	756	$ 2,416,131
Burlington Stores, Inc. (A)	7,625	2,415,600
Lowe's Cos., Inc.	26,962	5,944,851
Ross Stores, Inc.	16,724	3,559,703
		14,336,285
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	176,651	51,115,733
Dell Technologies, Inc., Class C	1,106	477,195
Sandisk Corp. (A)	879	1,998,609
Seagate Technology Holdings PLC	5,548	5,353,820
Western Digital Corp.	7,872	5,028,004
		63,973,361
Tobacco - 0.6%
Altria Group, Inc.	20,095	1,445,835
Philip Morris International, Inc.	30,625	5,540,369
		6,986,204
Trading Companies & Distributors - 0.2%
United Rentals, Inc.	1,800	2,039,202
Water Utilities - 0.0% *
American Water Works Co., Inc.	3,124	411,056
Total Common Stocks (Cost $492,809,662)		779,478,696

	Principal	Value
CORPORATE DEBT SECURITIES - 13.4%
Aerospace & Defense - 0.4%
Boeing Co.
3.50%, 03/01/2039	$ 1,401,000	1,142,634
5.81%, 05/01/2050	742,000	733,071
6.86%, 05/01/2054	430,000	483,265
General Electric Co.
4.13%, 10/09/2042	477,000	401,489
4.50%, 03/11/2044	646,000	576,059
5.88%, 01/14/2038	126,000	133,939
HEICO Corp.
5.35%, 08/01/2033	1,072,000	1,089,537
Hexcel Corp.
4.90%, 05/15/2031	772,000	769,671
		5,329,665
Automobile Components - 0.1%
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/2031 (B)	173,000	172,992
ZF North America Capital, Inc.
6.88%, 04/23/2032 (B)	600,000	590,283
		763,275
Automobiles - 0.3%
General Motors Financial Co., Inc.
5.10%, 09/15/2031	645,000	646,225
6.15%, 07/15/2035	508,000	529,384
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
Hyundai Capital America
5.40%, 06/23/2032 (B)	$ 1,183,000	$ 1,201,784
Stellantis Financial Services U.S. Corp.
5.80%, 06/15/2031 (B)	1,160,000	1,146,484
		3,523,877
Banks - 1.9%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (C), 03/14/2028	800,000	805,138
Bank of America Corp.
Fixed until 02/06/2036, 5.05% (C), 02/06/2037	1,619,000	1,594,508
Fixed until 09/15/2028, 5.82% (C), 09/15/2029	2,368,000	2,423,232
Barclays PLC
Fixed until 02/24/2036, 5.21% (C), 02/24/2037	1,571,000	1,529,937
CaixaBank SA
Fixed until 09/13/2033, 6.84% (C), 09/13/2034 (B)	1,693,000	1,846,363
First Citizens BancShares, Inc.
Fixed until 03/12/2030, 5.23% (C), 03/12/2031	1,138,000	1,135,624
First-Citizens Bank & Trust Co.
Fixed until 07/13/2028, 5.10% (C), 07/13/2029	579,000	579,800
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (C), 10/21/2032	1,120,000	996,747
Fixed until 01/21/2036, 5.07% (C), 01/21/2037	692,000	675,635
Fixed until 02/02/2036, 5.39% (C), 02/02/2041	1,180,000	1,149,460
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (B)(D)	829,000	958,063
JPMorgan Chase & Co.
Fixed until 01/23/2029, 5.01% (C), 01/23/2030	1,146,000	1,153,763
Fixed until 04/23/2036, 5.15% (C), 04/23/2037	1,020,000	1,012,653
Fixed until 02/05/2036, 5.19% (C), 02/05/2037	935,000	919,579
Fixed until 10/23/2028, 6.09% (C), 10/23/2029	414,000	426,607
Morgan Stanley
Fixed until 03/12/2031, 4.71% (C), 03/12/2032	1,363,000	1,346,156
Fixed until 04/10/2036, 5.30% (C), 04/10/2037	392,000	390,052
Fixed until 01/18/2036, 5.31% (C), 01/18/2041	1,061,000	1,034,030
Fixed until 04/19/2034, 5.83% (C), 04/19/2035	890,000	923,342
PNC Financial Services Group, Inc.
Fixed until 01/25/2036, 5.42% (C), 01/25/2041	660,000	648,412
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
UBS Group AG
Fixed until 08/10/2031, 4.59% (C), 08/10/2032 (B)	$ 713,000	$ 699,556
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (C), 01/24/2031	713,000	722,739
Fixed until 04/23/2035, 5.61% (C), 04/23/2036	1,024,000	1,049,621
		24,021,017
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	849,000	719,286
Biotechnology - 0.3%
Amgen, Inc.
2.80%, 08/15/2041	488,000	353,502
5.60%, 03/02/2043	468,000	465,181
CSL Finance PLC
4.63%, 04/27/2042 (B)	488,000	431,636
Gilead Sciences, Inc.
5.10%, 06/15/2035	827,000	833,910
Royalty Pharma PLC
5.20%, 09/25/2035	532,000	527,099
5.40%, 09/02/2034	691,000	697,434
		3,308,762
Building Products - 0.0% *
Vulcan Materials Co.
5.35%, 12/01/2034	647,000	657,135
Capital Markets - 0.2%
Ares Capital Corp.
5.25%, 04/12/2031	1,340,000	1,301,939
Ares Strategic Income Fund
5.45%, 09/09/2028	444,000	439,659
Blackstone Secured Lending Fund
5.25%, 09/04/2029	373,000	367,063
Goldman Sachs Private Credit Corp.
6.15%, 06/16/2031 (B)	593,000	588,700
		2,697,361
Chemicals - 0.2%
CF Industries, Inc.
5.30%, 11/26/2035	1,075,000	1,071,188
OCP SA
6.75%, 05/02/2034 (B)	565,000	593,523
Westlake Corp.
5.55%, 11/15/2035 (D)	347,000	343,971
		2,008,682
Commercial Services & Supplies - 0.5%
ADT Security Corp.
4.13%, 08/01/2029 (B)	544,000	521,581
Ashtead Capital, Inc.
5.55%, 05/30/2033 (B)	801,000	809,232
Element Fleet Management Corp.
5.04%, 03/25/2030 (B)	1,032,000	1,037,745
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
ERAC USA Finance LLC
5.25%, 04/30/2036 (B)	$ 708,000	$ 706,364
Experian Finance U.S., Inc.
5.35%, 08/24/2036 (B)	1,000,000	995,692
Herc Holdings, Inc.
7.00%, 06/15/2030 (B)	506,000	523,997
Quanta Services, Inc.
2.90%, 10/01/2030	616,000	573,048
5.25%, 08/09/2034	286,000	289,239
Triton Container International Ltd./TAL International Container Corp.
5.15%, 02/15/2033	343,000	336,866
Veralto Corp.
5.45%, 09/18/2033	481,000	493,237
		6,287,001
Communications Equipment - 0.3%
NTT Finance Corp.
4.62%, 07/16/2028 (B)	626,000	624,494
Orange SA
4.75%, 01/13/2033 (B)	479,000	469,913
T-Mobile USA, Inc.
3.50%, 04/15/2031	518,000	488,817
3.88%, 04/15/2030	550,000	532,937
5.00%, 02/15/2036	951,000	930,285
Verizon Communications, Inc.
2.99%, 10/30/2056	1,334,000	785,508
4.75%, 01/15/2033	341,000	335,701
		4,167,655
Construction & Engineering - 0.0% *
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (B)	613,000	624,684
Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (B)	949,000	825,809
Containers & Packaging - 0.0% *
Sonoco Products Co.
5.75%, 11/01/2040 (D)	550,000	557,377
Diversified REITs - 0.4%
American Tower Trust #1
3.65%, 03/15/2048 (B)	716,000	703,061
GLP Capital LP/GLP Financing II, Inc.
5.63%, 03/01/2036	815,000	798,682
Safehold GL Holdings LLC
6.10%, 04/01/2034 (D)	650,000	680,709
SBA Tower Trust
1.63%, 05/15/2051 (B)	848,000	839,220
VICI Properties LP
4.95%, 02/15/2030	875,000	872,600
WP Carey, Inc.
5.20%, 09/15/2036 (E)	725,000	715,469
		4,609,741
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 1.0%
AEP Transmission Co. LLC
5.25%, 06/01/2036	$ 2,406,000	$ 2,414,732
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (B)	1,007,808	1,023,036
Constellation Energy Generation LLC
5.88%, 01/15/2066	546,000	533,494
Duke Energy Corp.
3.75%, 09/01/2046	1,430,000	1,068,888
4.95%, 09/15/2035	1,288,000	1,260,455
Duke Energy Indiana LLC
4.95%, 03/15/2036	270,000	265,384
Edison International
4.80%, 03/15/2031	1,256,000	1,221,933
Generadora de Gatun SA
6.87%, 09/30/2044 (B)	393,000	406,002
NRG Energy, Inc.
6.00%, 02/01/2033 (B)	181,000	181,966
Pacific Gas & Electric Co.
2.50%, 02/01/2031	802,000	719,532
Public Service Enterprise Group, Inc.
4.80%, 06/15/2031	1,492,000	1,487,974
Vistra Operations Co. LLC
5.25%, 10/15/2035 (B)	1,315,000	1,278,981
5.35%, 01/31/2036 (B)	966,000	946,679
6.88%, 04/15/2032 (B)	596,000	617,273
		13,426,329
Electrical Equipment - 0.0% *
WESCO Distribution, Inc.
5.25%, 04/15/2031 (B)	112,000	110,851
Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics, Inc.
5.88%, 04/10/2034	423,000	435,340
Hubbell, Inc.
4.80%, 11/15/2035	970,000	942,624
Keysight Technologies, Inc.
4.95%, 10/15/2034	343,000	339,259
Sensata Technologies, Inc.
4.38%, 02/15/2030 (B)	697,000	677,918
Tyco Electronics Group SA
5.00%, 05/09/2035	1,053,000	1,044,713
		3,439,854
Energy Equipment & Services - 0.0% *
Oceaneering International, Inc.
6.88%, 07/15/2034 (B)(E)	332,000	337,234
Financial Services - 0.4%
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029 (B)	887,000	906,900
Capital One Financial Corp.
Fixed until 09/11/2035, 5.20% (C), 09/11/2036	1,232,000	1,199,287
Fixed until 07/26/2034, 5.88% (C), 07/26/2035	1,082,000	1,112,809
Gabx Leasing LLC
5.30%, 04/15/2036 (B)	493,000	489,302
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Rocket Cos., Inc.
6.13%, 08/01/2030 (B)	$ 688,000	$ 699,814
UWM Holdings LLC
6.25%, 03/15/2031 (B)	726,000	647,028
6.63%, 02/01/2030 (B)	567,000	528,322
		5,583,462
Food Products - 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.75%, 03/31/2034 (B)	974,000	927,584
6.25%, 03/15/2033 (B)	136,000	134,802
BAT Capital Corp.
4.54%, 08/15/2047	940,000	774,906
5.63%, 08/15/2035 (D)	977,000	1,006,818
Bunge Ltd. Finance Corp.
5.15%, 08/04/2035	1,238,000	1,230,101
Cargill, Inc.
5.13%, 02/11/2035 (B)	770,000	779,711
Imperial Brands Finance PLC
4.88%, 02/07/2032 (B)(E)	835,000	829,698
5.63%, 07/01/2035 (B)	1,075,000	1,084,667
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036	1,362,000	1,360,020
Kraft Heinz Foods Co.
5.20%, 07/15/2045	832,000	742,142
Kroger Co.
5.00%, 09/15/2034	515,000	508,196
Philip Morris International, Inc.
4.63%, 10/29/2035	1,219,000	1,173,603
Pilgrim's Pride Corp.
6.88%, 05/15/2034	643,000	694,751
		11,246,999
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories
4.75%, 03/15/2038	665,000	640,540
Baxter International, Inc.
5.65%, 12/15/2035	629,000	623,919
Medline Borrower LP/Medline Co-Issuer, Inc.
5.25%, 06/15/2033 (B)	818,000	813,152
VSP Optical Group, Inc.
5.65%, 06/01/2036 (B)	1,008,000	1,012,759
		3,090,370
Health Care Providers & Services - 0.5%
Cigna Group
2.40%, 03/15/2030	537,000	496,051
5.25%, 01/15/2036	899,000	901,304
HCA, Inc.
4.90%, 11/15/2035	1,014,000	982,013
6.00%, 04/01/2054	679,000	670,731
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (B)	752,000	726,947
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Humana, Inc.
Fixed until 06/15/2031, 6.63% (C), 09/15/2056	$ 881,000	$ 878,353
Laboratory Corp. of America Holdings
4.80%, 10/01/2034	911,000	887,635
UnitedHealth Group, Inc.
5.15%, 07/15/2034	662,000	668,030
		6,211,064
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp. Ltd.
5.75%, 08/01/2032 (B)	435,000	439,249
6.13%, 02/15/2033 (B)	639,000	646,761
Hyatt Hotels Corp.
5.40%, 12/15/2035	600,000	595,531
Marriott International, Inc.
5.10%, 05/01/2038	773,000	745,473
MGM Resorts International
6.13%, 09/15/2029	891,000	899,740
Royal Caribbean Cruises Ltd.
5.25%, 02/27/2038	1,042,000	1,009,250
		4,336,004
Insurance - 0.5%
Brown & Brown, Inc.
5.25%, 06/23/2032	284,000	284,285
5.55%, 06/23/2035 (D)	965,000	962,916
Constellation Insurance, Inc.
6.80%, 01/24/2030 (B)	2,287,000	2,289,947
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (B)	378,000	386,107
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (C), 05/23/2042 (B)	800,000	819,911
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (C), 10/01/2050	953,000	883,357
Fixed until 09/15/2027, 4.50% (C), 09/15/2047	155,000	153,100
Fixed until 09/15/2028, 5.70% (C), 09/15/2048	338,000	338,659
		6,118,282
Internet & Catalog Retail - 0.4%
AppLovin Corp.
5.50%, 12/01/2034	621,000	626,614
Booking Holdings, Inc.
5.38%, 05/07/2036	253,000	253,344
Expedia Group, Inc.
5.40%, 02/15/2035 (D)	831,000	822,508
Meta Platforms, Inc.
4.55%, 05/15/2031	957,000	951,851
5.25%, 05/15/2036	1,227,000	1,218,339
Uber Technologies, Inc.
4.80%, 09/15/2034	386,000	378,753
5.35%, 09/15/2054	538,000	502,241
		4,753,650
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.2%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	$ 221,000	$ 210,795
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	998,000	973,850
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	1,013,000	992,456
		2,177,101
Machinery - 0.1%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	774,000	732,675
Ingersoll Rand, Inc.
5.45%, 06/15/2034	626,000	637,521
		1,370,196
Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/2048	661,000	556,386
Comcast Corp.
2.94%, 11/01/2056	413,000	223,676
NBCUniversal Media LLC
4.45%, 01/15/2043	465,000	396,252
Space Exploration Technologies Corp.
5.88%, 07/15/2036 (B)	1,355,000	1,337,337
		2,513,651
Metals & Mining - 0.2%
Anglo American Capital PLC
4.50%, 03/15/2028 (B)	845,000	843,660
Glencore Funding LLC
2.63%, 09/23/2031 (B)	811,000	724,111
5.20%, 07/01/2033 (B)	670,000	670,451
		2,238,222
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
5.88%, 08/15/2029 (B)(E)	352,000	353,052
6.00%, 04/15/2030 (B)	400,000	401,457
		754,509
Office REITs - 0.0% *
Boston Properties LP
5.75%, 01/15/2035	614,000	619,847
Oil, Gas & Consumable Fuels - 1.3%
Diamondback Energy, Inc.
5.40%, 04/18/2034	862,000	874,355
Ecopetrol SA
7.75%, 02/01/2032	686,000	718,287
Enbridge, Inc.
4.90%, 06/20/2030	702,000	704,369
5.45%, 03/27/2036	306,000	309,281
5.63%, 04/05/2034	926,000	953,349
Energy Transfer LP
5.55%, 02/15/2028	429,000	434,709
5.95%, 10/01/2043	473,000	464,258
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Equinor ASA
4.75%, 11/14/2035	$ 1,491,000	$ 1,451,885
Esentia Energy Development SAB de CV
6.13%, 07/30/2033 (B)	200,000	199,160
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (B)	517,000	527,820
Gulfstream Natural Gas System LLC
5.60%, 07/23/2035 (B)	465,000	472,020
Hess Midstream Operations LP
6.50%, 06/01/2029 (B)	530,000	540,832
ONEOK, Inc.
6.10%, 11/15/2032	998,000	1,049,084
Petroleos Mexicanos
6.50%, 01/23/2029	656,000	669,195
6.84%, 01/23/2030	596,000	612,128
7.69%, 01/23/2050	166,000	154,830
Repsol E&P Capital Markets U.S. LLC
5.98%, 09/16/2035 (B)	811,000	827,079
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	651,000	646,551
Saudi Arabian Oil Co.
5.00%, 02/02/2036 (B)	1,050,000	1,027,274
Sunoco LP
5.63%, 03/15/2031 (B)	172,000	170,745
TotalEnergies Capital USA LLC
4.57%, 01/13/2033	1,143,000	1,120,658
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/2036	735,000	727,640
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035 (B)	1,288,000	1,444,456
Western Midstream Operating LP
6.15%, 04/01/2033	668,000	696,736
Williams Cos., Inc.
5.40%, 03/04/2044	82,000	77,885
		16,874,586
Paper & Forest Products - 0.0% *
Georgia-Pacific LLC
4.95%, 06/30/2032 (B)	430,000	431,308
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	324,853	315,125
United Airlines Pass-Through Trust
3.75%, 03/03/2028	485,986	485,672
		800,797
Pharmaceuticals - 0.5%
Bayer U.S. Finance II LLC
5.50%, 07/30/2035 (B)	802,000	800,768
Bristol-Myers Squibb Co.
4.63%, 05/15/2044	830,000	738,823
Cencora, Inc.
4.90%, 02/13/2036	489,000	476,439
CVS Health Corp.
5.45%, 09/15/2035	1,015,000	1,028,130
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
CVS Health Corp. (continued)
6.00%, 06/01/2044	$ 744,000	$ 751,351
Fixed until 12/10/2029, 7.00% (C), 03/10/2055	1,078,000	1,119,182
Merck & Co., Inc.
5.00%, 05/17/2053	329,000	299,754
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	592,000	560,943
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	964,000	961,907
		6,737,297
Residential REITs - 0.1%
American Homes 4 Rent LP
5.50%, 02/01/2034	684,000	692,717
Invitation Homes Operating Partnership LP
4.95%, 02/01/2032 (E)	529,000	525,373
		1,218,090
Retail REITs - 0.0% *
Store Capital LLC
4.95%, 02/11/2031	685,000	676,304
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.
3.14%, 11/15/2035 (B)	859,000	729,687
4.95%, 01/15/2036	636,000	624,678
Foundry JV Holdco LLC
5.88%, 01/25/2034 (B)	957,000	972,363
5.90%, 01/25/2033 (B)	582,000	606,590
Intel Corp.
4.80%, 10/01/2041	786,000	702,922
Kioxia Holdings Corp.
6.25%, 07/24/2030 (B)	1,520,000	1,567,987
Microchip Technology, Inc.
5.05%, 03/15/2029	810,000	816,279
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	563,000	373,116
5.25%, 08/19/2035	892,000	892,283
		7,285,905
Software - 0.5%
Intuit, Inc.
5.50%, 06/15/2036 - 09/15/2053	1,362,000	1,274,541
Oracle Corp.
5.70%, 02/04/2036	599,000	580,104
5.88%, 09/26/2045	670,000	586,500
5.95%, 09/26/2055	258,000	219,253
6.90%, 11/09/2052	787,000	754,573
Roper Technologies, Inc.
4.90%, 10/15/2034	499,000	482,278
Salesforce, Inc.
5.55%, 03/15/2036	540,000	539,591
ServiceNow, Inc.
5.40%, 05/15/2036	545,000	544,721
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Synopsys, Inc.
5.15%, 04/01/2035	$ 509,000	$ 506,091
5.70%, 04/01/2055	365,000	353,972
		5,841,624
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (B)	1,094,000	1,084,423
GXO Logistics, Inc.
2.65%, 07/15/2031	1,253,000	1,110,647
6.50%, 05/06/2034	482,000	505,497
United Parcel Service, Inc.
5.25%, 05/14/2035 (D)	509,000	519,246
		3,219,813
Total Corporate Debt Securities (Cost $174,161,680)		171,514,676
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.6%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/2041	2,483,003	2,412,643
5.00%, 08/01/2035	116,366	116,762
5.50%, 07/01/2037 - 07/01/2053	3,147,472	3,178,502
6.00%, 12/01/2037	10,847	11,364
Federal National Mortgage Association
3.50%, 07/01/2028 - 01/01/2029	32,563	32,189
4.00%, 06/01/2042	35,452	34,294
4.50%, 08/01/2052	2,228,376	2,153,025
5.00%, 04/01/2039 - 02/01/2054	10,684,008	10,585,115
5.50%, 04/01/2037 - 03/01/2053	2,358,292	2,390,189
6.00%, 08/01/2036 - 06/01/2054	2,697,356	2,771,365
6.50%, 05/01/2040	36,771	38,963
1-Year RFUCC Treasury + 1.52%,
5.77% (C), 02/01/2043	7,922	8,093
Government National Mortgage Association REMICS, Interest Only STRIPS
0.65% (C), 02/16/2053	223,621	3,264
Tennessee Valley Authority
5.88%, 04/01/2036	1,170,000	1,288,493
Uniform Mortgage-Backed Security, TBA
2.00%, 07/01/2056 (E)	7,873,000	6,284,831
2.50%, 07/01/2056 (E)	24,877,000	20,782,012
3.00%, 07/01/2056 (E)	18,089,000	15,768,520
3.50%, 07/01/2041 - 07/01/2056 (E)	9,751,000	8,950,257
4.00%, 07/01/2056 (E)	11,150,000	10,419,997
4.50%, 07/01/2056 (E)	10,979,000	10,516,681
5.00%, 07/01/2041 - 07/01/2056 (E)	7,539,000	7,439,051
5.50%, 07/01/2056 (E)	11,292,000	11,328,081
6.00%, 07/01/2056 (E)	5,779,000	5,907,576
Total U.S. Government Agency Obligations (Cost $122,499,542)		122,421,267
U.S. GOVERNMENT OBLIGATIONS - 9.2%
U.S. Treasury - 8.2%
U.S. Treasury Bonds
1.25%, 05/15/2050	1,883,000	896,043
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds (continued)
1.38%, 08/15/2050	$ 2,458,000	$ 1,205,764
1.88%, 11/15/2051	766,000	421,001
2.00%, 02/15/2050	1,025,000	597,263
2.25%, 08/15/2046 - 02/15/2052	4,770,000	3,022,144
2.38%, 05/15/2051	2,232,000	1,395,872
2.50%, 02/15/2045 - 05/15/2046	4,066,500	2,811,828
2.75%, 08/15/2047 - 11/15/2047	3,370,000	2,379,201
2.88%, 05/15/2049	1,936,900	1,375,577
3.00%, 11/15/2045 - 08/15/2052	6,252,300	4,553,731
3.13%, 05/15/2048	63,000	47,331
3.63%, 02/15/2053 - 05/15/2053	2,491,000	1,991,509
4.00%, 11/15/2052	1,919,000	1,641,944
4.13%, 08/15/2053	1,527,000	1,333,858
4.25%, 02/15/2054 - 08/15/2054	1,981,500	1,768,617
4.50%, 11/15/2054	726,000	675,832
4.63%, 11/15/2045 - 11/15/2055	4,249,400	4,042,303
4.75%, 11/15/2053 - 08/15/2055	3,939,300	3,817,565
5.00%, 05/15/2045 - 05/15/2046	793,000	799,635
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	8,215,000	7,161,822
1.50%, 02/15/2030	3,067,000	2,794,085
1.63%, 05/15/2031	5,555,300	4,928,376
2.88%, 05/15/2028	5,599,500	5,470,230
3.13%, 11/15/2028	4,163,000	4,065,755
3.38%, 05/15/2033	1,535,000	1,449,796
3.50%, 02/28/2031	523,000	507,657
3.63%, 05/31/2028 - 09/30/2031	14,853,500	14,487,138
3.75%, 01/31/2031 - 08/31/2031	3,180,100	3,113,188
3.88%, 03/31/2028 - 12/31/2032	6,916,000	6,855,538
4.00%, 06/30/2028 - 05/31/2030	10,729,000	10,671,888
4.13%, 07/31/2031 - 02/29/2032	4,959,000	4,935,963
4.25%, 02/28/2031	1,125,000	1,126,890
4.38%, 05/15/2036	893,100	888,355
4.63%, 05/31/2031	1,752,000	1,783,413
		105,017,112
U.S. Treasury Inflation-Protected Securities - 1.0%
U.S. Treasury Inflation-Protected Indexed Bonds
1.50%, 02/15/2053	2,610,743	1,982,527
2.50%, 01/15/2029	6,391,976	6,471,887
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	4,308,456	4,025,186
		12,479,600
Total U.S. Government Obligations (Cost $124,851,423)		117,496,712
MORTGAGE-BACKED SECURITIES - 2.9%
Bank5
Series 2025-5YR19, Class A3, 5.27%, 12/15/2058	1,350,000	1,369,745
Benchmark Mortgage Trust
Series 2025-V18, Class A3, 5.18%, 10/15/2058	1,900,000	1,918,468
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (C), 03/25/2064 (B)	$ 502,932	$ 505,658
Series 2025-NQM3, Class A1, 5.57% (C), 03/25/2065 (B)	962,318	963,504
BX Trust
Series 2025-ARIA, Class A, 5.20% (C), 12/13/2042 (B)	1,142,000	1,144,081
CIM Trust
Series 2021-R6, Class A1, 1.43% (C), 07/25/2061 (B)	1,330,346	1,221,360
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.00% (C), 09/25/2064 (B)	67,524	66,786
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (C), 04/25/2069 (B)	476,832	478,261
Cross Mortgage Trust
Series 2025-H8, Class A1, 5.00% (C), 11/25/2070 (B)	529,957	525,350
Series 2026-NQM5, Class A1, 5.09% (C), 03/25/2071 (B)	1,397,373	1,386,370
Series 2026-NQM6, Class A1, 5.27% (C), 05/25/2071 (B)	1,230,978	1,225,657
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (C), 01/25/2060 (B)	1,572,155	1,322,977
Series 2021-RPL6, Class A1, 2.00% (C), 10/25/2060 (B)	1,554,443	1,397,637
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-RMP1, Class A2, 1-Month Term SOFR + 0.41%, 4.06% (C), 12/25/2036	24,777	23,384
ELP Commercial Mortgage Trust
Series 2025-ELP, Class A, 4.76% (C), 11/13/2042 (B)	1,805,000	1,780,763
GCAT Trust
Series 2025-NQM6, Class A1, 4.94% (C), 10/25/2070 (B)	568,761	562,539
Series 2026-NQM1, Class A1, 4.79% (C), 12/25/2070 (B)	1,237,105	1,219,357
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.65% (C), 01/13/2040 (B)	1,545,000	1,569,393
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13%, 09/10/2039 (B)	1,300,000	1,258,248
MetLife Securitization Trust
Series 2019-1A, Class A1A, 3.75% (C), 04/25/2058 (B)	23,468	23,205
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (C), 12/25/2052 (B)	66,215	63,115
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (C), 01/25/2054 (B)	58,517	56,536
Series 2014-2A, Class A3, 3.75% (C), 05/25/2054 (B)	237,887	225,747
Series 2014-3A, Class AFX3, 3.75% (C), 11/25/2054 (B)	63,681	60,855
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2015-2A, Class A1, 3.75% (C), 08/25/2055 (B)	$ 116,144	$ 112,063
Series 2016-2A, Class A1, 3.75% (C), 11/26/2035 (B)	123,045	118,506
Series 2016-3A, Class A1B, 3.25% (C), 09/25/2056 (B)	213,108	200,543
Series 2016-4A, Class A1, 3.75% (C), 11/25/2056 (B)	282,422	266,472
Series 2017-1A, Class A1, 4.00% (C), 02/25/2057 (B)	304,123	293,631
Series 2017-2A, Class A3, 4.00% (C), 03/25/2057 (B)	309,896	298,287
Series 2017-3A, Class A1, 4.00% (C), 04/25/2057 (B)	472,781	453,633
Series 2017-4A, Class A1, 4.00% (C), 05/25/2057 (B)	339,552	324,658
Series 2018-1A, Class A1A, 4.00% (C), 12/25/2057 (B)	364,251	352,732
Series 2018-RPL1, Class A1, 3.50% (C), 12/25/2057 (B)	192,358	186,193
Series 2019-4A, Class A1B, 3.50% (C), 12/25/2058 (B)	770,976	715,852
Series 2019-5A, Class A1B, 3.50% (C), 08/25/2059 (B)	809,848	758,216
OBX Trust
Series 2024-NQM4, Class A1, 6.07% (C), 01/25/2064 (B)	609,426	611,788
Series 2024-NQM5, Class A1, 5.99% (C), 01/25/2064 (B)	227,158	227,708
Series 2024-NQM6, Class A1, 6.45% (C), 02/25/2064 (B)	584,800	588,166
Series 2024-NQM7, Class A1, 6.24% (C), 03/25/2064 (B)	769,609	773,108
Series 2025-NQM18, Class A1, 5.06% (C), 09/25/2065 (B)	1,007,436	1,001,398
Series 2025-NQM2, Class A1, 5.60% (C), 11/25/2064 (B)	808,278	809,827
Series 2026-NQM7, Class A1, 5.22% (C), 04/25/2066 (B)	1,183,599	1,176,985
Provident Funding Mortgage Trust
Series 2025-5, Class A2, 5.50% (C), 11/25/2055 (B)	1,239,712	1,233,306
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (C), 06/25/2057 (B)	198,378	195,239
Series 2017-6, Class A1, 2.75% (C), 10/25/2057 (B)	125,055	123,767
Series 2018-1, Class A1, 3.00% (C), 01/25/2058 (B)	965	962
Series 2018-4, Class A1, 3.00% (C), 06/25/2058 (B)	684,639	646,219
Series 2019-1, Class A1, 3.75% (C), 03/25/2058 (B)	1,128,380	1,092,773
Series 2020-4, Class A1, 1.75%, 10/25/2060 (B)	1,804,891	1,640,010
Series 2021-1, Class A1, 2.25% (C), 11/25/2061 (B)	1,236,973	1,160,651
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2022-4, Class A1, 3.75%, 09/25/2062 (B)	$ 409,363	$ 387,365
Series 2023-1, Class A1, 3.75%, 01/25/2063 (B)	1,652,093	1,570,143
Total Mortgage-Backed Securities (Cost $38,991,597)		37,689,197
ASSET-BACKED SECURITIES - 2.4%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (B)	67,031	67,247
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (B)	131,883	123,948
AIMCO CLO
Series 2018-BA, Class AR3, 3-Month Term SOFR + 1.20%, 4.88% (C), 04/16/2037 (B)	2,350,000	2,353,525
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A, 5.36%, 06/20/2030 (B)	1,230,000	1,248,636
Barings Equipment Finance LLC
Series 2025-B, Class A3, 4.13%, 10/13/2032 (B)	2,030,000	2,009,643
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (B)	437,744	441,806
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	1,375,000	1,379,694
GreatAmerica Leasing Receivables Funding LLC
Series 2025-2, Class A3, 4.14%, 12/17/2029 (B)	2,650,000	2,628,444
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (B)	1,215,000	1,222,277
Series 2026-2A, Class A, 5.40%, 11/25/2032 (B)	2,365,000	2,373,137
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 01/25/2038 (B)	321,713	326,364
Series 2024-1B, Class A, 5.75%, 09/15/2039 (B)	186,010	188,583
Series 2024-2A, Class A, 5.50%, 03/25/2038 (B)	255,249	258,501
Series 2024-3A, Class A, 4.98%, 08/27/2040 (B)	443,348	443,911
Series 2025-2A, Class A, 4.54%, 05/25/2044 (B)	854,084	850,552
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (B)	557,421	562,328
Series 2025-B, Class A, 4.51%, 05/15/2045 (B)	1,432,316	1,421,129
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A3, 3-Month Term SOFR + 1.00%, 4.68% (C), 10/20/2034 (B)	1,400,000	1,398,179
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Iskandar Enterprise LLC
Series 2026-1A, Class A21, 5.05%, 04/17/2056 (B)	$ 1,970,000	$ 1,958,708
JG Wentworth XXII LLC
Series 2010-3A, Class A, 3.82%, 12/15/2048 (B)	87,889	87,509
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (B)	778,947	709,692
MVW LLC
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (B)	91,595	89,299
Series 2023-1A, Class A, 4.93%, 10/20/2040 (B)	390,540	390,763
Series 2025-2A, Class A, 4.48%, 10/20/2044 (B)	1,388,450	1,373,292
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (B)	1,415,000	1,403,027
SCF Equipment Leasing LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (B)	1,250,000	1,260,636
Sierra Timeshare Receivables Funding LLC
Series 2023-1A, Class A, 5.20%, 01/20/2040 (B)	211,990	212,806
Series 2023-2A, Class A, 5.80%, 04/20/2040 (B)	407,398	412,917
Series 2023-3A, Class A, 6.10%, 09/20/2040 (B)	513,106	523,397
Series 2024-1A, Class A, 5.15%, 01/20/2043 (B)	266,972	268,112
Series 2025-1A, Class A, 4.81%, 01/21/2042 (B)	670,410	667,618
Series 2025-2A, Class A, 4.72%, 04/20/2044 (B)	339,801	339,435
Vantage Data Centers LLC
Series 2025-1A, Class A2, 5.13%, 08/15/2055 (B)	1,570,000	1,541,103
Total Asset-Backed Securities (Cost $30,662,051)		30,536,218
FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Colombia - 0.1%
Colombia Government International Bonds
7.75%, 11/07/2036 (D)	763,000	830,907
Dominican Republic - 0.1%
Dominican Republic International Bonds
6.60%, 06/01/2036 (B)	1,346,000	1,403,205
Israel - 0.1%
Israel Government International Bonds
5.00%, 01/13/2036	734,000	715,747
Peru - 0.0% *
Corporacion Financiera de Desarrollo SA
5.50%, 05/06/2030 (B)	533,000	540,941
Total Foreign Government Obligations (Cost $3,381,307)		3,490,800
	Principal	Value
COMMERCIAL PAPER - 7.8%
Banks - 1.6%
Lloyds Bank PLC
3.85% (F), 08/27/2026	$ 500,000	$ 496,945
Macquarie Bank Ltd.
3.94% (F), 09/17/2026 (B)	3,575,000	3,543,920
Nordea Bank Abp
3.87% (F), 08/27/2026 (B)	2,725,000	2,708,275
Sheffield Receivables Co. LLC
3.91% (F), 09/10/2026 (B)	7,250,000	7,193,943
Toronto-Dominion Bank
3.91% (F), 08/07/2026 (B)	1,000,000	996,054
Westpac Securities NZ Ltd.
3.87% (F), 08/13/2026 (B)	5,000,000	4,977,034
		19,916,171
Capital Markets - 0.8%
Lexington Parker Capital Co. LLC
3.93% (F), 08/13/2026 (B)	5,000,000	4,976,330
Ridgefield Funding Co. LLC
3.92% (F), 09/02/2026 (B)	4,700,000	4,667,764
		9,644,094
Financial Services - 5.4%
ABN AMRO Funding USA LLC
3.87% (F), 08/10/2026 (B)	5,000,000	4,978,433
Anglesea Funding LLC
3.92% (F), 08/07/2026 (B)	5,050,000	5,029,673
Atlantic Asset Securitization LLC
3.89% (F), 08/24/2026 (B)	5,000,000	4,970,578
Barton Capital SA
3.81% (F), 07/27/2026 (B)	3,200,000	3,190,935
3.88% (F), 08/03/2026 (B)	1,500,000	1,494,607
Bedford Row Funding Corp.
3.89% (F), 09/04/2026 (B)	3,000,000	2,978,836
Britannia Funding Co. LLC
3.99% (F), 09/11/2026 (B)	3,000,000	2,976,352
Columbia Funding Co. LLC
3.94% (F), 08/10/2026 (B)	1,250,000	1,244,564
Concord Minutemen Capital Co. LLC
4.09% (F), 09/25/2026 (B)	5,000,000	4,952,331
Glencove Funding LLC
3.90% (F), 09/02/2026 (B)	3,750,000	3,724,298
3.90% (F), 09/04/2026 (B)	1,250,000	1,241,159
GTA Funding LLC
3.94% (F), 08/06/2026 (B)	2,950,000	2,938,352
Lion Bay Funding LLC
3.98% (F), 09/29/2026 (B)	5,250,000	5,198,492
Mackinac Funding Co. LLC
3.94% (F), 09/08/2026 (B)	4,825,000	4,788,661
Mont Blanc Capital Corp.
3.96% (F), 09/15/2026 (B)	2,000,000	1,983,434
Ranger Funding Co. LLC
4.00% (F), 09/10/2026 (B)	3,000,000	2,976,804
Starbird Funding Corp.
3.95% (F), 07/01/2026 (B)	1,500,000	1,499,847
Versailles Commercial Paper LLC
3.92% (F), 09/16/2026	3,700,000	3,668,510
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Verto Capital I Compartment C
3.98% (F), 07/22/2026 (B)	$ 4,675,000	$ 4,664,278
Victory Receivables Corp.
3.88% (F), 08/10/2026 (B)	5,000,000	4,978,184
		69,478,328
Total Commercial Paper (Cost $99,052,049)		99,038,593

	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (F)	5,445,385	5,445,385
Total Other Investment Company (Cost $5,445,385)		5,445,385
Total Investments (Cost $1,091,854,696)		1,367,111,544
Net Other Assets (Liabilities) - (7.0)%		(89,572,514)
Net Assets - 100.0%		$ 1,277,539,030
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	85	09/30/2026	$17,543,046	$17,521,289	$—	$(21,757)
S&P 500® E-Mini Index	19	09/18/2026	7,213,741	7,170,838	—	(42,903)
Total Futures Contracts					$—	$(64,660)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$779,478,696	$—	$—	$779,478,696
Corporate Debt Securities	—	171,514,676	—	171,514,676
U.S. Government Agency Obligations	—	122,421,267	—	122,421,267
U.S. Government Obligations	—	117,496,712	—	117,496,712
Mortgage-Backed Securities	—	37,689,197	—	37,689,197
Asset-Backed Securities	—	30,536,218	—	30,536,218
Foreign Government Obligations	—	3,490,800	—	3,490,800
Commercial Paper	—	99,038,593	—	99,038,593
Other Investment Company	5,445,385	—	—	5,445,385
Total Investments	$784,924,081	$582,187,463	$—	$1,367,111,544
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(64,660)	$—	$—	$(64,660)
Total Other Financial Instruments	$(64,660)	$—	$—	$(64,660)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the total value of 144A securities is $212,737,765, representing 16.7% of the
Portfolio's net assets.

(C)
Floating or variable rate security. The rate disclosed is as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)
All or a portion of the security is on loan. The total value of the securities on loan is $6,541,382, collateralized by cash collateral of $5,445,385 and non-cash collateral, such as U.S. government securities of $1,232,210. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2026. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(F)	Rate disclosed reflects the yield at June 30, 2026.
(G)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
CLO	Collateralized Loan Obligation
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Investments, at value (cost $1,091,854,696) (including securities loaned of $6,541,382)	$1,367,111,544
Cash	8,965,205
Cash collateral pledged at broker for:
Futures contracts	813,107
Receivables and other assets:
Investments sold	9,714,536
Net income from securities lending	1,736
Shares of beneficial interest sold	5,593
Dividends	398,980
Interest	3,776,712
Tax reclaims	5,243
Variation margin receivable on futures contracts	42,664
Prepaid expenses	5,152
Total assets	1,390,840,472
Liabilities:
Cash collateral received upon return of:
Securities on loan	5,445,385
Cash collateral at broker for:
TBA commitments	451,092
Payables and other liabilities:
Investments purchased	5,619,374
When-issued, delayed-delivery, forward and TBA commitments purchased	100,095,327
Shares of beneficial interest redeemed	617,830
Investment management fees	665,570
Distribution and service fees	205,318
Transfer agent costs	2,732
Trustee and CCO fees	7,658
Audit and tax fees	22,670
Custody fees	65,397
Legal fees	7,392
Printing and shareholder reports fees	69,984
Other accrued expenses	25,713
Total liabilities	113,301,442
Net assets	$1,277,539,030
Net assets consist of:
Capital stock ($0.01 par value)	$778,811
Additional paid-in capital	786,801,813
Total distributable earnings (accumulated losses)	489,958,406
Net assets	$1,277,539,030
Net assets by class:
Initial Class	$347,439,337
Service Class	930,099,693
Shares outstanding:
Initial Class	20,574,264
Service Class	57,306,871
Net asset value and offering price per share:
Initial Class	$16.89
Service Class	16.23
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income	$4,456,557
Interest income	11,523,822
Net income from securities lending	7,125
Withholding taxes on foreign income	(5,298)
Total investment income	15,982,206
Expenses:
Investment management fees	3,810,378
Distribution and service fees:
Service Class	1,186,293
Transfer agent costs	7,344
Trustee and CCO fees	33,481
Audit and tax fees	26,002
Custody fees	78,307
Legal fees	52,821
Printing and shareholder reports fees	75,353
Other	43,413
Total expenses	5,313,392
Net investment income (loss)	10,668,814
Net realized gain (loss) on:
Investments	65,420,940
Futures contracts	337,245
Net realized gain (loss)	65,758,185
Net change in unrealized appreciation (depreciation) on:
Investments	(16,111,851)
Futures contracts	(67,001)
Net change in unrealized appreciation (depreciation)	(16,178,852)
Net realized and change in unrealized gain (loss)	49,579,333
Net increase (decrease) in net assets resulting from operations	$60,248,147
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$10,668,814	$22,883,258
Net realized gain (loss)	65,758,185	121,620,956
Net change in unrealized appreciation (depreciation)	(16,178,852)	20,368,943
Net increase (decrease) in net assets resulting from operations	60,248,147	164,873,157
Dividends and/or distributions to shareholders:
Initial Class	—	(49,556,815)
Service Class	—	(150,799,954)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(200,356,769)
Capital share transactions:
Proceeds from shares sold:
Initial Class	2,761,167	10,367,423
Service Class	1,561,924	4,709,103
	4,323,091	15,076,526
Dividends and/or distributions reinvested:
Initial Class	—	49,556,815
Service Class	—	150,799,954
	—	200,356,769
Cost of shares redeemed:
Initial Class	(19,451,816)	(43,312,248)
Service Class	(112,779,715)	(228,937,692)
	(132,231,531)	(272,249,940)
Net increase (decrease) in net assets resulting from capital share transactions	(127,908,440)	(56,816,645)
Net increase (decrease) in net assets	(67,660,293)	(92,300,257)
Net assets:
Beginning of period/year	1,345,199,323	1,437,499,580
End of period/year	$1,277,539,030	$1,345,199,323
Capital share transactions - shares:
Shares issued:
Initial Class	169,334	618,483
Service Class	100,239	293,580
	269,573	912,063
Shares reinvested:
Initial Class	—	3,195,152
Service Class	—	10,093,705
	—	13,288,857
Shares redeemed:
Initial Class	(1,192,925)	(2,627,874)
Service Class	(7,189,441)	(14,399,165)
	(8,382,366)	(17,027,039)
Net increase (decrease) in shares outstanding:
Initial Class	(1,023,591)	1,185,761
Service Class	(7,089,202)	(4,011,880)
	(8,112,793)	(2,826,119)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$16.10	$16.60	$15.37	$13.60	$18.68	$17.04
Investment operations:
Net investment income (loss)(A)	0.15	0.31	0.32	0.28	0.22	0.17
Net realized and unrealized gain (loss)	0.64	1.76	1.96	2.23	(3.14)	2.68
Total investment operations	0.79	2.07	2.28	2.51	(2.92)	2.85
Dividends and/or distributions to shareholders:
Net investment income	—	(0.37)	(0.33)	(0.24)	(0.20)	(0.21)
Net realized gains	—	(2.20)	(0.72)	(0.50)	(1.96)	(1.00)
Total dividends and/or distributions to shareholders	—	(2.57)	(1.05)	(0.74)	(2.16)	(1.21)
Net asset value, end of period/year	$16.89	$16.10	$16.60	$15.37	$13.60	$18.68
Total return(B)	4.91%(C)	13.06%	14.94%	18.73%	(16.28)%	17.04%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$347,439	$347,672	$338,916	$325,714	$292,382	$381,588
Expenses to average net assets	0.64%(D)	0.64%	0.63%	0.64%	0.62%	0.61%
Net investment income (loss) to average net assets	1.84%(D)	1.85%	1.93%	1.92%	1.43%	0.97%
Portfolio turnover rate(E)	24%(C)	44%	42%	35%	33%	35%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
(E)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 70% (not annualized), 139%, 138%,
135%, 128% and 119%, for the period ended June 30, 2026 and the years ended December 31, 2025, December 31, 2024, December 31, 2023,
December 31, 2022 and December 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$15.49	$16.06	$14.90	$13.20	$18.19	$16.62
Investment operations:
Net investment income (loss)(A)	0.12	0.25	0.27	0.23	0.18	0.13
Net realized and unrealized gain (loss)	0.62	1.70	1.90	2.17	(3.06)	2.61
Total investment operations	0.74	1.95	2.17	2.40	(2.88)	2.74
Dividends and/or distributions to shareholders:
Net investment income	—	(0.32)	(0.29)	(0.20)	(0.15)	(0.17)
Net realized gains	—	(2.20)	(0.72)	(0.50)	(1.96)	(1.00)
Total dividends and/or distributions to shareholders	—	(2.52)	(1.01)	(0.70)	(2.11)	(1.17)
Net asset value, end of period/year	$16.23	$15.49	$16.06	$14.90	$13.20	$18.19
Total return(B)	4.78%(C)	12.73%	14.64%	18.44%	(16.49)%	16.79%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$930,100	$997,527	$1,098,584	$1,198,991	$1,186,551	$1,619,087
Expenses to average net assets	0.89%(D)	0.89%	0.88%	0.89%	0.87%	0.86%
Net investment income (loss) to average net assets	1.59%(D)	1.60%	1.68%	1.66%	1.18%	0.72%
Portfolio turnover rate(E)	24%(C)	44%	42%	35%	33%	35%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
(E)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 70% (not annualized), 139%, 138%,
135%, 128% and 119%, for the period ended June 30, 2026 and the years ended December 31, 2025, December 31, 2024, December 31, 2023,
December 31, 2022 and December 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Multi-Managed Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2026, commissions recaptured are $6,151.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
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Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
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Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2026, if any, are identified within the Schedule of Investments.
Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
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Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
TIPS held at June 30, 2026, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2026, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$4,585,241	$—	$—	$—	$4,585,241
Foreign Government Obligations	860,144	—	—	—	860,144
Total Securities Lending Transactions	$5,445,385	$—	$—	$—	$5,445,385
Total Borrowings	$5,445,385	$—	$—	$—	$5,445,385
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2026, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2026.
Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(21,757)	$—	$(42,903)	$—	$—	$(64,660)
Total	$(21,757)	$—	$(42,903)	$—	$—	$(64,660)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(3,939)	$—	$341,184	$—	$—	$337,245
Total	$(3,939)	$—	$341,184	$—	$—	$337,245

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(21,757)	$—	$(45,244)	$—	$—	$(67,001)
Total	$(21,757)	$—	$(45,244)	$—	$—	$(67,001)
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2026.
Futures contracts:
Average notional value of contracts — long	$12,171,042
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the Investment Manager’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect. The Portfolio’s balance between equity and debt securities limits its potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest,
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK FACTORS (continued)
otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Large capitalization companies risk: The Portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the Portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Portfolio. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions.
Liquidity risk: The Portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Portfolio to sell. This may prevent the Portfolio from limiting losses.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK FACTORS (continued)
Counterparty risk: The Portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Portfolio do not fulfill their contractual obligations. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Portfolio has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to an allocated portion of the Portfolio, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, AUIM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, AUIM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.61%
Over $500 million up to $1 billion	0.59
Over $1 billion up to $1.5 billion	0.56
Over $1.5 billion up to $2 billion	0.55
Over $2 billion up to $5 billion	0.52
Over $5 billion	0.50
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.68%	May 1, 2027
Service Class	0.93	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
9. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$200,352,131	$80,741,826	$298,121,512	$84,824,910
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however,
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,091,854,696	$311,658,502	$36,466,314	$348,124,816
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Multi-Managed Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and each of Aegon USA Investment Management, LLC (“AUIM”) and J.P. Morgan Investment Management Inc. (“J.P. Morgan”) (each a “Sub-Adviser” and collectively the “Sub-Advisers”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and each Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and each Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and each Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-, 5- and 10-year periods, and in line with the median for its peer universe for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5-, and 10-year periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fees and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Management Agreement and each Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Multi-Managed Balanced VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to J.P. Morgan, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and J.P. Morgan, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, for J.P. Morgan, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio. With respect to AUIM, the Board noted that information about AUIM’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and AUIM in the aggregate.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or a Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered each Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that each Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Advisers from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by J.P. Morgan is generally appropriate and in the best interests of the Portfolio. The Board also noted that J.P. Morgan participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements J.P. Morgan may engage in with respect to the Portfolio’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and each Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica PineBridge Inflation Opportunities VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 53.4%
U.S. Treasury Inflation-Protected Securities - 53.4%
U.S. Treasury Inflation-Protected Indexed Bonds
0.13%, 02/15/2051 - 02/15/2052	$ 2,474,720	$ 1,294,696
0.63%, 02/15/2043	2,896,140	2,110,828
0.75%, 02/15/2042 - 02/15/2045	3,594,095	2,629,413
1.38%, 02/15/2044	1,428,510	1,165,770
1.50%, 02/15/2053	4,256,038	3,231,918
2.13%, 02/15/2040	462,099	445,594
2.38%, 01/15/2027	990,534	988,019
3.63%, 04/15/2028	823,364	843,969
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 04/15/2027 - 01/15/2032	7,980,265	7,490,336
0.25%, 07/15/2029	1,431,694	1,365,381
0.38%, 01/15/2027 - 07/15/2027	2,291,312	2,256,329
0.50%, 01/15/2028	2,294,507	2,235,689
0.63%, 07/15/2032	2,291,720	2,122,270
0.75%, 07/15/2028	2,652,620	2,593,434
0.88%, 01/15/2029	1,186,659	1,154,326
1.13%, 01/15/2033	1,117,670	1,057,074
1.25%, 04/15/2028	442,866	435,667
1.38%, 07/15/2033	2,247,231	2,155,547
1.88%, 07/15/2034 - 07/15/2035	5,138,524	5,044,297
2.38%, 10/15/2028	2,065,205	2,087,189
Total U.S. Government Obligations (Cost $46,711,055)		42,707,746
FOREIGN GOVERNMENT OBLIGATIONS - 29.6%
Australia - 3.2%
Australia Government Bonds
2.50%, 09/20/2030 (A)	AUD 2,400,000	2,596,047
Germany - 6.2%
Deutsche Bundesrepublik Inflation-Linked Bonds
0.50%, 04/15/2030 (A)	EUR 4,390,815	4,956,601
Italy - 1.4%
Italy Buoni Poliennali Del Tesoro
1.30%, 05/15/2028 (A)	973,122	1,114,822
Japan - 8.7%
Japan Government CPI-Linked Bonds
0.10%, 03/10/2028 - 03/10/2029	JPY 1,126,842,400	6,942,030
Mexico - 0.5%
Mexico Government International Bonds
4.28%, 08/14/2041	$ 254,000	199,644
6.25%, 08/27/2037	203,000	203,060
		402,704
Spain - 5.5%
Spain Government Inflation-Linked Bonds
1.00%, 11/30/2030 (A)	EUR 3,813,326	4,377,638
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom - 4.1%
U.K. Gilt
5.38%, 01/31/2056 (A)	GBP 625,000	$ 816,098

U.K. Inflation-Linked Gilt
0.13%, 03/22/2029 (A)	1,875,886	2,447,025
		3,263,123
Total Foreign Government Obligations (Cost $23,998,604)		23,652,965
CORPORATE DEBT SECURITIES - 15.2%
Aerospace & Defense - 0.3%
Honeywell Aerospace, Inc.
4.60%, 03/16/2033 (B)	$ 242,000	237,522
Banks - 6.5%
BAC Capital Trust XIV
3-Month Term SOFR + 0.66%, 4.33% (C), 07/15/2026 (D)	432,000	353,844
Bank of America Corp.
Fixed until 04/23/2029, 4.48% (C), 04/23/2030	127,000	126,199
Fixed until 10/25/2034, 5.52% (C), 10/25/2035	1,000,000	1,004,623
Fixed until 02/12/2035, 5.74% (C), 02/12/2036	401,000	409,087
Barclays PLC
Fixed until 06/26/2031, 5.10% (C), 06/26/2032	205,000	204,806
BNP Paribas SA
Fixed until 01/15/2033, 4.92% (C), 01/15/2034 (B)	258,000	253,099
BPCE SA
Fixed until 06/02/2036, 5.77% (C), 06/02/2037 (B)	273,000	273,637
Citigroup, Inc.
Fixed until 09/11/2035, 5.17% (C), 09/11/2036	151,000	150,158
Fixed until 01/24/2035, 6.02% (C), 01/24/2036	110,000	113,301
Deutsche Bank AG
Fixed until 05/28/2031, 3.04% (C), 05/28/2032	222,000	202,062
Fixed until 09/18/2030, 3.55% (C), 09/18/2031	339,000	319,997
FNB Corp.
Fixed until 12/11/2029, 5.72% (C), 12/11/2030	123,000	123,997
Goldman Sachs Group, Inc.
Fixed until 04/25/2034, 5.85% (C), 04/25/2035	200,000	207,391
HSBC Holdings PLC
Fixed until 05/12/2033, 5.21% (C), 05/12/2034	343,000	341,778
Morgan Stanley
Fixed until 09/16/2031, 2.48% (C), 09/16/2036	77,000	66,797
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Morgan Stanley (continued)
Fixed until 03/12/2031, 4.71% (C), 03/12/2032	$ 218,000	$ 215,306
Fixed until 01/18/2036, 5.31% (C), 01/18/2041	93,000	90,636
NatWest Group PLC
Fixed until 08/28/2030, 3.03% (C), 11/28/2035	277,000	254,044
Fixed until 03/03/2046, 5.91% (C), 03/03/2047	263,000	256,432
Zions Bancorp NA
Fixed until 08/19/2034, 6.82% (C), 11/19/2035	252,000	265,166
		5,232,360
Beverages - 0.1%
Maple Parent Holdings Corp.
5.70%, 03/26/2036 (B)	92,000	93,141
Chemicals - 0.4%
Dow Chemical Co.
5.60%, 02/15/2054	36,000	31,901
Eastman Chemical Co.
4.50%, 02/20/2031	148,000	145,181
5.75%, 03/08/2033	113,000	116,854
PPG Industries, Inc.
4.38%, 03/15/2031	51,000	50,108
		344,044
Commercial Services & Supplies - 0.4%
Triton Container International Ltd.
3.15%, 06/15/2031 (B)	196,000	177,460
Triton Container International Ltd./TAL International Container Corp.
5.15%, 02/15/2033	121,000	118,836
		296,296
Construction & Engineering - 0.1%
MasTec, Inc.
5.90%, 06/15/2029	70,000	72,030
Containers & Packaging - 0.6%
AptarGroup, Inc.
4.75%, 03/30/2031	122,000	120,839
Packaging Corp. of America
5.70%, 12/01/2033	176,000	183,191
Smurfit Westrock Financing DAC
5.19%, 01/15/2036	217,000	214,765
		518,795
Electric Utilities - 0.1%
Vistra Operations Co. LLC
5.25%, 04/30/2033 (B)	122,000	121,097
Energy Equipment & Services - 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.65%, 06/15/2033	153,000	149,599
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services - 0.1%
Gabx Leasing LLC
4.63%, 04/15/2031 (B)	$ 56,000	$ 55,218
Food Products - 0.1%
Sysco Corp.
4.40%, 07/25/2031	57,000	55,601
Insurance - 0.9%
Hartford Insurance Group, Inc.
3-Month Term SOFR + 2.39%, 6.04% (C), 02/12/2067 (B)	511,000	502,198
Nippon Life Insurance Co.
5.05%, 04/02/2033 (B)	200,000	200,514
		702,712
Internet & Catalog Retail - 0.4%
Meta Platforms, Inc.
6.30%, 05/15/2056	344,000	342,424
Machinery - 0.3%
Weir Group, Inc.
5.35%, 05/06/2030 (B)	210,000	211,852
Media - 0.2%
Space Exploration Technologies Corp.
5.35%, 07/15/2031 (B)	190,000	189,505
Metals & Mining - 0.7%
Corp. Nacional del Cobre de Chile
6.33%, 01/13/2035 (B)	215,000	225,762
Newmont Corp./Newcrest Finance Pty. Ltd.
5.75%, 11/15/2041	61,000	61,353
South32 Treasury Ltd.
4.35%, 04/14/2032 (B)	327,000	312,261
		599,376
Oil, Gas & Consumable Fuels - 2.9%
APA Corp.
4.25%, 01/15/2030	106,000	104,132
6.10%, 02/15/2035	291,000	300,223
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (C), 07/15/2077	324,000	323,834
Energy Transfer LP
5.35%, 01/15/2036	43,000	42,819
Enterprise Products Operating LLC
3.70%, 01/31/2051	203,000	149,590
Fixed until 08/16/2027, 5.25% (C), 08/16/2077	154,000	153,399
ONEOK, Inc.
4.95%, 10/15/2032	326,000	323,641
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 01/15/2037	280,000	302,106
Rio Grande LNG LLC
5.75%, 06/30/2036 (B)(E)	157,000	156,449
Williams Cos., Inc.
5.15%, 03/15/2036	178,000	174,950
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Woodside Finance Ltd.
5.40%, 05/19/2030	$ 245,000	$ 249,007
		2,280,150
Passenger Airlines - 0.4%
Southwest Airlines Co.
5.25%, 11/15/2035	345,000	333,975
Semiconductors & Semiconductor Equipment - 0.3%
Foundry JV Holdco LLC
6.40%, 01/25/2038 (B)	200,000	213,882
Software - 0.2%
Oracle Corp.
4.95%, 02/04/2031	125,000	122,379
Total Corporate Debt Securities (Cost $12,369,637)		12,171,958

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 0.8%
Money Market Funds - 0.8%
State Street Institutional U.S. Government Money Market Fund, 3.58% (F)	596,057	$ 596,057
Total Short-Term Investment Companies (Cost $596,057)		596,057
Total Investments (Cost $83,675,353)		79,128,726
Net Other Assets (Liabilities) - 1.0%		827,092
Net Assets - 100.0%		$ 79,955,818
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	08/06/2026	USD	10,680,864	EUR	9,100,000	$267,060	$—
MSCS	08/06/2026	USD	2,704,614	AUD	3,800,000	75,508	—
MSCS	08/06/2026	USD	3,279,472	GBP	2,435,000	49,636	—
MSCS	08/06/2026	USD	7,181,585	JPY	1,137,000,000	167,761	—
Total						$559,965	$—
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Obligations	$—	$42,707,746	$—	$42,707,746
Foreign Government Obligations	—	23,652,965	—	23,652,965
Corporate Debt Securities	—	12,171,958	—	12,171,958
Short-Term Investment Companies	596,057	—	—	596,057
Total Investments	$596,057	$78,532,669	$—	$79,128,726
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$559,965	$—	$559,965
Total Other Financial Instruments	$—	$559,965	$—	$559,965
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2026, the total value of the Regulation S securities is $16,308,231, representing
20.4% of the Portfolio's net assets.

(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the total value of 144A securities is $3,223,597, representing 4.0% of the
Portfolio's net assets.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(C)
Floating or variable rate security. The rate disclosed is as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2026. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(F)	Rate disclosed reflects the yield at June 30, 2026.
(G)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
JPMS	JPMorgan Securities LLC
MSCS	Morgan Stanley Capital Services Inc.
PORTFOLIO ABBREVIATION(S):
SOFR	Secured Overnight Financing Rate
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica PineBridge Inflation Opportunities VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Investments, at value (cost $83,675,353)	$79,128,726
Cash	9,823
Cash collateral pledged at broker for:
OTC derivatives (A)	30,000
Foreign currency, at value (cost $33,441)	32,329
Receivables and other assets:
Shares of beneficial interest sold	53,598
Interest	397,446
Unrealized appreciation on forward foreign currency contracts	559,965
Prepaid expenses	322
Total assets	80,212,209
Liabilities:
Payables and other liabilities:
When-issued, delayed-delivery, forward and TBA commitments purchased	157,000
Shares of beneficial interest redeemed	16
Investment management fees	30,262
Distribution and service fees	17,591
Transfer agent costs	176
Trustee and CCO fees	527
Audit and tax fees	20,954
Custody fees	8,406
Legal fees	1,614
Printing and shareholder reports fees	13,432
Other accrued expenses	6,413
Total liabilities	256,391
Net assets	$79,955,818
Net assets consist of:
Capital stock ($0.01 par value)	$79,631
Additional paid-in capital	95,786,812
Total distributable earnings (accumulated losses)	(15,910,625)
Net assets	$79,955,818
Net assets by class:
Initial Class	$12,912
Service Class	79,942,906
Shares outstanding:
Initial Class	1,310
Service Class	7,961,755
Net asset value and offering price per share:
Initial Class	$9.86
Service Class	10.04

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Interest income	$2,018,410
Net income from securities lending	1,019
Total investment income	2,019,429
Expenses:
Investment management fees	177,227
Distribution and service fees:
Service Class	103,023
Transfer agent costs	472
Trustee and CCO fees	2,176
Audit and tax fees	23,151
Custody fees	10,428
Legal fees	8,331
Printing and shareholder reports fees	13,445
Other	6,123
Total expenses	344,376
Net investment income (loss)	1,675,053
Net realized gain (loss) on:
Investments	(572,340)
Forward foreign currency contracts	806,351
Foreign currency transactions	14,067
Net realized gain (loss)	248,078
Net change in unrealized appreciation (depreciation) on:
Investments	(780,723)
Forward foreign currency contracts	(136,477)
Translation of assets and liabilities denominated in foreign currencies	(2,155)
Net change in unrealized appreciation (depreciation)	(919,355)
Net realized and change in unrealized gain (loss)	(671,277)
Net increase (decrease) in net assets resulting from operations	$1,003,776
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica PineBridge Inflation Opportunities VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$1,675,053	$3,273,413
Net realized gain (loss)	248,078	(4,035,563)
Net change in unrealized appreciation (depreciation)	(919,355)	5,764,280
Net increase (decrease) in net assets resulting from operations	1,003,776	5,002,130
Dividends and/or distributions to shareholders:
Initial Class	—	(466)
Service Class	—	(3,055,670)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(3,056,136)
Capital share transactions:
Proceeds from shares sold:
Service Class	736,233	1,405,495
	736,233	1,405,495
Dividends and/or distributions reinvested:
Initial Class	—	466
Service Class	—	3,055,670
	—	3,056,136
Cost of shares redeemed:
Initial Class	—	(188,143)
Service Class	(8,722,563)	(20,319,847)
	(8,722,563)	(20,507,990)
Net increase (decrease) in net assets resulting from capital share transactions	(7,986,330)	(16,046,359)
Net increase (decrease) in net assets	(6,982,554)	(14,100,365)
Net assets:
Beginning of period/year	86,938,372	101,038,737
End of period/year	$79,955,818	$86,938,372
Capital share transactions - shares:
Shares issued:
Service Class	73,713	141,290
	73,713	141,290
Shares reinvested:
Initial Class	—	49
Service Class	—	310,220
	—	310,269
Shares redeemed:
Initial Class	—	(19,317)
Service Class	(872,542)	(2,045,464)
	(872,542)	(2,064,781)
Net increase (decrease) in shares outstanding:
Initial Class	—	(19,268)
Service Class	(798,829)	(1,593,954)
	(798,829)	(1,613,222)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica PineBridge Inflation Opportunities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$9.73	$9.57	$9.74	$9.80	$11.37	$11.08
Investment operations:
Net investment income (loss)(A)	0.22	0.24	0.27	0.29	0.62	0.45
Net realized and unrealized gain (loss)	(0.09)	0.29	(0.06)	0.24	(1.76)	0.00 (B)
Total investment operations	0.13	0.53	0.21	0.53	(1.14)	0.45
Dividends and/or distributions to shareholders:
Net investment income	—	(0.37)	(0.38)	(0.59)	(0.43)	(0.16)
Net asset value, end of period/year	$9.86	$9.73	$9.57	$9.74	$9.80	$11.37
Total return(C)	1.34%(D)	5.56%	2.07%	5.67%	(10.21)%	4.08%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$13	$13	$197	$134	$98	$184
Expenses to average net assets(E)	0.59%(F)	0.56%	0.53%	0.59%	0.56%	0.57%
Net investment income (loss) to average net assets	4.44%(F)	2.42%	2.73%	2.97%	5.84%	4.01%
Portfolio turnover rate	22%(D)	20%	34%	22%	43%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Portfolio invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$9.92	$9.74	$9.90	$9.94	$11.54	$11.24
Investment operations:
Net investment income (loss)(A)	0.20	0.35	0.24	0.27	0.59	0.39
Net realized and unrealized gain (loss)	(0.08)	0.17	(0.06)	0.25	(1.79)	0.04
Total investment operations	0.12	0.52	0.18	0.52	(1.20)	0.43
Dividends and/or distributions to shareholders:
Net investment income	—	(0.34)	(0.34)	(0.56)	(0.40)	(0.13)
Net asset value, end of period/year	$10.04	$9.92	$9.74	$9.90	$9.94	$11.54
Total return(B)	1.21%(C)	5.35%	1.82%	5.44%	(10.55)%	3.86%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$79,943	$86,925	$100,842	$124,408	$144,585	$168,860
Expenses to average net assets(D)	0.84%(E)	0.81%	0.78%	0.84%	0.81%	0.82%
Net investment income (loss) to average net assets	4.06%(E)	3.49%	2.43%	2.75%	5.54%	3.40%
Portfolio turnover rate	22%(C)	20%	34%	22%	43%	32%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PineBridge Inflation Opportunities VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2026 by the Portfolio.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
TIPS held at June 30, 2026, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2026, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2026, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.
Open forward foreign currency contracts at June 30, 2026, are listed within the Schedule of Investments.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2026.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts: Unrealized appreciation on forward foreign currency contracts	$—	$559,965	$—	$—	$—	$559,965
Total	$—	$559,965	$—	$—	$—	$559,965
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$806,351	$—	$—	$—	$806,351
Total	$—	$806,351	$—	$—	$—	$806,351

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$(136,477)	$—	$—	$—	$(136,477)
Total	$—	$(136,477)	$—	$—	$—	$(136,477)
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2026.
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	$851,135
Average contract amounts sold — in USD	26,266,340
The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.
ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.
Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2026. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.
	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Receivable		Financial Instruments	Collateral Pledged (B)	Net Payable
	Assets				Liabilities
JPMorgan Securities LLC	$267,060	$—	$—	$267,060	$—	$—	$—	$—
Morgan Stanley Capital Services LLC	292,905	—	—	292,905	—	—	—	—
Total	$559,965	$—	$—	$559,965	$—	$—	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
7. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK FACTORS (continued)
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Inflation-protected securities risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the Portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Sovereign debt risk: Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Focused investing risk: To the extent the Portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Portfolio. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK FACTORS (continued)
securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Liquidity risk: The Portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Portfolio to sell. This may prevent the Portfolio from limiting losses.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Counterparty risk: The Portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Portfolio do not fulfill their contractual obligations. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Portfolio has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources,
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK FACTORS (continued)
information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $100 million	0.430%
Over $100 million up to $500 million	0.380
Over $500 million up to $750 million	0.375
Over $750 million	0.370
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.63%	May 1, 2027
Service Class	0.88	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
9. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$14,946,183	$3,191,505	$19,282,347	$4,094,045
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$83,675,659	$1,388,145	$(5,375,113)	$(3,986,968)
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica PineBridge Inflation Opportunities VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica PineBridge Inflation Opportunities VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica PineBridge Inflation Opportunities VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica PineBridge Inflation Opportunities VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PineBridge Inflation Opportunities VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and PineBridge Investments LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica PineBridge Inflation Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 3- and 5-year periods and below the median for its peer universe for the past 1- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica PineBridge Inflation Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
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Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica ProFund UltraBear VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 70.5%
Money Market Funds - 70.5%
BlackRock Liquidity Funds T-Fund, 3.54% (A)	1,389,634	$ 1,389,634
Dreyfus Treasury & Agency Cash Management Fund, 3.52% (A)	1,409,441	1,409,441
State Street Institutional U.S. Government Money Market Fund, 3.58% (A)	1,389,634	1,389,634
UBS Select Treasury Preferred Fund, 3.57% (A)	1,389,634	1,389,634
Total Short-Term Investment Companies (Cost $5,578,343)		5,578,343
Total Investments (Cost $5,578,343)		5,578,343
Net Other Assets (Liabilities) - 29.5%		2,334,438
Net Assets - 100.0%		$ 7,912,781
FUTURES CONTRACTS:

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	(42)	09/18/2026	$(15,663,020)	$(15,851,325)	$—	$(188,305)
INVESTMENT VALUATION:

Valuation Inputs (B)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Companies	$5,578,343	$—	$—	$5,578,343
Total Investments	$5,578,343	$—	$—	$5,578,343
LIABILITIES
Other Financial Instruments
Futures Contracts (C)	$(188,305)	$—	$—	$(188,305)
Total Other Financial Instruments	$(188,305)	$—	$—	$(188,305)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Rate disclosed reflects the yield at June 30, 2026.
(B)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(C)	Derivative instruments are valued at unrealized appreciation (depreciation).
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica ProFund UltraBear VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Unaffiliated investments, at value (cost $5,578,343)	$5,578,343
Cash	1,389,765
Cash collateral pledged at broker for:
Futures contracts	1,047,135
Receivables and other assets:
Interest	600
Prepaid expenses	33
Total assets	8,015,876
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	436
Investment management fees	3,304
Distribution and service fees	1,745
Transfer agent costs	15
Trustee and CCO fees	76
Audit and tax fees	7,688
Custody fees	1,029
Legal fees	159
Printing and shareholder reports fees	4,389
Other accrued expenses	5,128
Variation margin payable on futures contracts	79,126
Total liabilities	103,095
Net assets	$7,912,781
Net assets consist of:
Capital stock ($0.01 par value)	$23,541
Additional paid-in capital	219,895,869
Total distributable earnings (accumulated losses)	(212,006,629)
Net assets	$7,912,781
Shares outstanding	2,354,119
Net asset value and offering price per share	$3.36
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Interest income from unaffiliated investments	$70,406
Total investment income	70,406
Expenses:
Investment management fees	38,649
Distribution and service fees	10,980
Transfer agent costs	49
Trustee and CCO fees	245
Audit and tax fees	8,485
Custody fees	1,207
Legal fees	731
Printing and shareholder reports fees	4,477
Filing fees	3,833
Other	199
Total expenses before waiver and/or reimbursement and recapture	68,855
Expenses waived and/or reimbursed	(14,834)
Net expenses	54,021
Net investment income (loss)	16,385
Net realized gain (loss) on:
Futures contracts	(1,321,869)
Net change in unrealized appreciation (depreciation) on:
Futures contracts	(313,847)
Net realized and change in unrealized gain (loss)	(1,635,716)
Net increase (decrease) in net assets resulting from operations	$(1,619,331)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica ProFund UltraBear VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$16,385	$77,851
Net realized gain (loss)	(1,321,869)	(2,827,305)
Net change in unrealized appreciation (depreciation)	(313,847)	(620,018)
Net increase (decrease) in net assets resulting from operations	(1,619,331)	(3,369,472)
Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(250,101)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(250,101)
Capital share transactions:
Proceeds from shares sold	2,300,518	5,082,300
Dividends and/or distributions reinvested	—	250,101
Cost of shares redeemed	(1,949,888)	(4,066,723)
Net increase (decrease) in net assets resulting from capital share transactions	350,630	1,265,678
Net increase (decrease) in net assets	(1,268,701)	(2,353,895)
Net assets:
Beginning of period/year	9,181,482	11,535,377
End of period/year	$7,912,781	$9,181,482
Capital share transactions - shares:
Shares issued	577,881	1,016,842
Shares reinvested	—	57,101
Shares redeemed	(517,575)	(814,919)
Net increase (decrease) in shares outstanding	60,306	259,024
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica ProFund UltraBear VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022 (A)	December 31, 2021 (A)
Net asset value, beginning of period/year	$4.00	$5.67	$8.28	$12.31	$9.41	$16.51
Investment operations:
Net investment income (loss)(B)	0.01	0.04	0.10	0.14	(0.02)	(0.15)
Net realized and unrealized gain (loss)	(0.65)	(1.60)	(2.57)	(4.17)	2.92	(6.95)
Total investment operations	(0.64)	(1.56)	(2.47)	(4.03)	2.90	(7.10)
Dividends and/or distributions to shareholders:
Net investment income	—	(0.11)	(0.14)	—	—	—
Net asset value, end of period/year	$3.36	$4.00	$5.67	$8.28	$12.31	$9.41
Total return(C)	(16.00)%(D)	(27.61)%	(29.96)%	(32.74)%	23.10%	(38.46)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,913	$9,181	$11,535	$21,022	$31,709	$7,424
Expenses to average net assets(E)
Excluding waiver and/or reimbursement and recapture	1.57%(F)	1.52%	1.36%	1.33%	1.27%	1.58%
Including waiver and/or reimbursement and recapture	1.23%(F)	1.24%(G)	1.23%	1.23%	1.23%	1.24%(G)
Net investment income (loss) to average net assets	0.37%(F)	0.76%	1.46%	1.34%	(0.60)%	(1.24)%
Portfolio turnover rate	— %(D)	— %	— %	— %	— %	— %

(A)	Updated to reflect the effect of a 1-for-125 reverse share split on January 21, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Portfolio invests.
(F)	Annualized.
(G)	Includes interest expense outside the operating expense limit.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica ProFund UltraBear VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2026, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2026, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2026.
Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$(188,305)	$—	$—	$(188,305)
Total	$—	$—	$(188,305)	$—	$—	$(188,305)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(1,321,869)	$—	$—	$(1,321,869)
Total	$—	$—	$(1,321,869)	$—	$—	$(1,321,869)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(313,847)	$—	$—	$(313,847)
Total	$—	$—	$(313,847)	$—	$—	$(313,847)
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2026.
Futures contracts:
Average notional value of contracts — short	$(17,167,186)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Inverse correlation risk: Investors will lose money when the Index rises – a result that is the opposite from traditional funds.
Equity and market risk: Equity markets are volatile, and the value of securities, swaps, futures and other instruments related to equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the Portfolio to decrease over short or long periods of time. As a portfolio seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the S&P 500 Index, the value of an investment in the Portfolio is expected to decline when market conditions cause the level of the Index to rise.
Leveraging risk: The Portfolio obtains investment exposure in excess of its assets in seeking to achieve its investment objective—a form of leverage—and will lose more money in market environments adverse to its daily objective than a similar fund that does not employ such leverage. The use of leverage could result in the total loss of an investor’s investment. For example, because the Portfolio includes a multiplier of two times the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Portfolio, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
Index performance risk: The Portfolio is linked to a benchmark maintained by a third party provider that is unaffiliated with the Portfolio. There can be no guarantee or assurance that the methodology used by the third party provider to create the benchmark will result in the Portfolio achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the benchmark or the daily calculation of the benchmark will be free from error. It is also possible that the value of the benchmark or its underlying reference assets (i.e., the constituent securities of the benchmark) may be subject to intentional manipulation by third-party market participants. The particular benchmark used by the Portfolio may underperform other asset classes and may underperform other indices or benchmarks based upon the same underlying reference assets. Each of these factors could have a negative impact on the performance of the Portfolio.
Compounding risk: The Portfolio has a single day investment objective, and the Portfolio’s performance for periods greater than a single day will be the result of each day’s returns compounded over the period, which is likely to be either better or worse than the Index performance times the stated multiple in the Portfolio ’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from two times the inverse(-2x) of the return of the Index. This effect becomes more pronounced as volatility increases.
Counterparty risk: The Portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Portfolio do not fulfill their contractual obligations. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Portfolio has more contractual exposure to a counterparty.
Industry concentration risk: The Portfolio will concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. Concentration in a particular industry heightens the risks associated with that industry. As a result, the Portfolio may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting that industry than portfolios investing in a broader range of industries.
Non-diversification risk: As a “non-diversified” Portfolio, the Portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to the risks associated with investing in those issuers.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.88%
Over $250 million up to $750 million	0.83
Over $750 million	0.78
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.23%	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended June 30, 2026, the balances available for recapture by TAM for the Portfolio are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Service Class	$18,719	$23,180	$29,478	$14,834	$86,211

(A)	For the six-month period of July 1, 2023 through December 31, 2023.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio's shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.25% of Service Class shares.
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
8. PURCHASES AND SALES OF SECURITIES
During the period ended June 30, 2026, there were no proceeds from securities purchased or securities sold (excluding short-term securities).
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$5,578,343	$—	$(188,305)	$(188,305)
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
10. OPERATING SEGMENTS (continued)
allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
11. STOCK SPLIT
Effective as of the close of business on the date listed in the subsequent table, the Portfolio's shares underwent a stock split. There was no impact to the aggregate market value of shares outstanding. The historical per share data presented within the Financial Highlights was retroactively adjusted to reflect the stock split. The stock split ratios, net effect on the NAV per share, and the number of shares outstanding as of the date indicated were as follows:
Date	Share Split Ratio	Shares Prior to Stock Split	Shares After Stock Split	Increase (Decrease) Net Asset Value per Share	Increase (Decrease) Net Shares Outstanding
January 21, 2022	125 for 1	98,591,154	788,729	Increase	Decrease
12. SUBSEQUENT EVENT
The Board of Trustees approved the liquidation of the Portfolio, subject to investor approval. Proxy materials were mailed to investors on or about August 17, 2026. If approved, the liquidation is expected to occur on or about October 30, 2026. Effective on or about October 28, 2026, the Portfolio will be closed to all investments. In order to achieve an orderly liquidation, if the liquidation is approved by investors, the Portfolio’s assets may be converted into cash or cash equivalents. As the Portfolio’s assets are being converted to cash and through the liquidation, the Portfolio will no longer be pursuing its stated investment objective. Upon liquidation, proceeds are expected to be exchanged into the corresponding share class of Transamerica BlackRock Government Money Market VP.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica ProFund UltraBear VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica ProFund UltraBear VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica ProFund UltraBear VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica ProFund UltraBear VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica ProFund UltraBear VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and ProFund Advisors LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica ProFund UltraBear VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3-, 5- and 10-year periods. The Board considered that the Portfolio’s investment objective is to seek returns that are twice the inverse of the Portfolio’s benchmark and that the Portfolio’s underperformance relative to its peer universe and benchmark (the S&P 500 Index) for certain periods was consistent with its investment approach given the leveraged nature of the Portfolio and the positive market environment during the relevant periods. The Board also noted that the Portfolio is expected to be liquidated, subject to holder approval.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica ProFund UltraBear VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica S&P 500 Index VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 2.2%
Axon Enterprise, Inc. (A)	2,008	$ 1,125,705
Boeing Co. (A)	19,618	4,246,708
General Dynamics Corp.	6,361	2,253,321
General Electric Co.	26,153	9,774,161
Honeywell Aerospace, Inc. (A)	7,981	1,764,440
Howmet Aerospace, Inc.	10,099	2,715,217
Huntington Ingalls Industries, Inc.	996	278,770
L3 Harris Technologies, Inc.	4,662	1,354,731
Lockheed Martin Corp.	5,064	2,579,905
Northrop Grumman Corp.	3,311	1,686,325
RTX Corp.	33,690	6,392,004
Textron, Inc.	4,311	395,448
TransDigm Group, Inc.	1,405	1,871,516
		36,438,251
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	2,891	544,491
Expeditors International of Washington, Inc.	3,271	533,108
FedEx Corp.	5,425	1,698,730
United Parcel Service, Inc., Class B	18,583	1,997,672
		4,774,001
Automobile Components - 0.0% *
Aptiv PLC (A)	5,404	331,698
Automobiles - 2.0%
Ford Motor Co.	98,763	1,372,806
General Motors Co.	22,696	1,749,407
Tesla, Inc. (A)	70,570	29,681,742
		32,803,955
Banks - 3.4%
Bank of America Corp.	164,189	9,355,489
Citigroup, Inc.	42,930	6,008,483
Citizens Financial Group, Inc.	10,698	749,609
Fifth Third Bancorp	22,767	1,283,376
Huntington Bancshares, Inc.	49,812	883,167
JPMorgan Chase & Co.	67,317	22,034,874
KeyCorp	24,090	555,274
M&T Bank Corp.	3,759	894,679
PNC Financial Services Group, Inc.	10,197	2,510,705
Regions Financial Corp.	22,134	668,447
Truist Financial Corp.	31,723	1,580,440
U.S. Bancorp	38,606	2,331,802
Wells Fargo & Co.	77,017	6,364,685
		55,221,030
Beverages - 1.0%
Brown-Forman Corp., Class B	4,099	109,238
Coca-Cola Co.	97,105	7,891,723
Constellation Brands, Inc., Class A	3,434	477,635
Keurig Dr. Pepper, Inc.	34,424	1,126,698
Molson Coors Beverage Co., Class B	4,397	171,307
Monster Beverage Corp. (A)	18,062	1,736,119
PepsiCo, Inc.	34,384	4,655,594
		16,168,314
	Shares	Value
COMMON STOCKS (continued)
Biotechnology - 1.6%
AbbVie, Inc.	44,393	$ 11,171,054
Amgen, Inc.	13,448	4,869,790
Biogen, Inc. (A)	3,755	811,305
Gilead Sciences, Inc.	30,993	3,915,656
Incyte Corp. (A)	4,333	491,189
Moderna, Inc. (A)	8,625	604,009
Regeneron Pharmaceuticals, Inc.	2,536	1,581,297
Vertex Pharmaceuticals, Inc. (A)	6,357	3,157,713
		26,602,013
Broadline Retail - 3.7%
Amazon.com, Inc. (A)	245,818	58,588,262
eBay, Inc.	11,185	1,249,924
		59,838,186
Building Products - 0.5%
A.O. Smith Corp.	2,663	167,023
Allegion PLC	2,053	288,426
Builders FirstSource, Inc. (A)	2,718	243,207
Carrier Global Corp.	19,408	1,423,577
Johnson Controls International PLC	15,381	2,247,318
Lennox International, Inc.	803	460,079
Masco Corp.	5,053	411,162
Trane Technologies PLC	5,554	2,727,903
		7,968,695
Capital Markets - 3.0%
Ameriprise Financial, Inc.	2,305	1,057,442
Ares Management Corp., Class A	5,284	588,162
Bank of New York Mellon Corp.	17,370	2,511,876
Blackrock, Inc.	3,607	3,468,347
Blackstone, Inc.	18,907	2,224,787
Cboe Global Markets, Inc.	2,666	646,958
Charles Schwab Corp.	40,879	3,771,905
CME Group, Inc.	9,026	1,993,212
Coinbase Global, Inc., Class A (A)	5,534	809,015
FactSet Research Systems, Inc.	967	222,487
Franklin Resources, Inc.	7,222	240,276
Goldman Sachs Group, Inc.	7,421	7,505,377
Interactive Brokers Group, Inc., Class A	11,284	982,159
Intercontinental Exchange, Inc.	14,095	1,735,235
Invesco Ltd.	10,579	279,180
KKR & Co., Inc.	17,238	1,582,104
Moody's Corp.	3,825	1,732,419
Morgan Stanley	30,246	6,322,624
MSCI, Inc.	1,856	1,039,434
Nasdaq, Inc.	11,143	878,291
Northern Trust Corp.	4,738	823,654
Raymond James Financial, Inc.	4,260	647,648
Robinhood Markets, Inc., Class A (A)	19,880	1,993,566
S&P Global, Inc.	7,698	3,135,088
State Street Corp.	7,065	1,198,224
T. Rowe Price Group, Inc.	5,363	609,719
		47,999,189
Chemicals - 1.0%
Air Products & Chemicals, Inc.	5,640	1,653,535
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Albemarle Corp.	3,022	$ 408,061
CF Industries Holdings, Inc.	3,985	431,416
Corteva, Inc.	16,670	1,411,782
Dow, Inc.	18,382	502,932
DuPont de Nemours, Inc.	3,494	473,926
Ecolab, Inc.	6,453	1,797,870
International Flavors & Fragrances, Inc.	6,416	508,276
Linde PLC	11,578	6,008,287
LyondellBasell Industries NV, Class A	6,526	343,594
Mosaic Co.	8,271	175,263
PPG Industries, Inc.	5,584	677,283
Sherwin-Williams Co.	5,744	1,977,774
		16,369,999
Commercial Services & Supplies - 0.4%
Cintas Corp.	8,546	1,453,504
Copart, Inc. (A)	22,613	637,460
Republic Services, Inc.	5,094	1,085,429
Rollins, Inc.	7,059	294,643
Veralto Corp.	6,051	536,603
Waste Management, Inc.	9,326	2,078,579
		6,086,218
Communications Equipment - 1.3%
Arista Networks, Inc. (A)	25,804	4,383,583
Ciena Corp. (A)	3,537	1,735,111
Cisco Systems, Inc.	99,217	11,654,029
F5, Inc. (A)	1,452	603,974
Lumentum Holdings, Inc. (A)	1,972	1,692,094
Motorola Solutions, Inc.	4,116	1,709,334
		21,778,125
Construction & Engineering - 0.3%
Comfort Systems USA, Inc.	875	1,734,206
EMCOR Group, Inc.	1,133	940,254
Quanta Services, Inc.	3,719	2,677,829
		5,352,289
Construction Materials - 0.2%
CRH PLC	16,855	1,803,485
Martin Marietta Materials, Inc.	1,524	878,891
Vulcan Materials Co.	3,349	987,988
		3,670,364
Consumer Finance - 0.5%
American Express Co.	13,378	4,525,108
Capital One Financial Corp.	15,590	3,127,666
Synchrony Financial	8,853	673,271
		8,326,045
Consumer Staples Distribution & Retail - 1.7%
Casey's General Stores, Inc.	914	726,438
Costco Wholesale Corp.	11,148	10,428,620
Dollar General Corp.	5,457	628,155
Dollar Tree, Inc. (A)	4,729	571,972
Kroger Co.	14,710	816,846
Sysco Corp.	11,924	996,608
	Shares	Value
COMMON STOCKS (continued)
Consumer Staples Distribution & Retail (continued)
Target Corp.	11,397	$ 1,488,562
Walmart, Inc.	110,064	12,465,849
		28,123,050
Containers & Packaging - 0.2%
Amcor PLC	11,089	480,708
Avery Dennison Corp.	1,880	305,218
Ball Corp.	6,937	432,869
International Paper Co.	12,878	490,652
Packaging Corp. of America	2,189	521,595
Smurfit WestRock PLC	12,828	593,423
		2,824,465
Distributors - 0.0% *
Genuine Parts Co.	3,471	409,509
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	174,855	3,619,499
Comcast Corp., Class A	90,462	2,220,842
Verizon Communications, Inc.	105,307	4,458,698
		10,299,039
Electric Utilities - 1.4%
Alliant Energy Corp.	6,197	472,769
American Electric Power Co., Inc.	13,574	1,857,059
Constellation Energy Corp.	8,080	2,006,830
Duke Energy Corp.	19,473	2,464,892
Edison International	9,782	728,270
Entergy Corp.	11,175	1,283,560
Evergy, Inc.	5,744	496,454
Eversource Energy	9,181	663,511
Exelon Corp.	25,511	1,189,323
FirstEnergy Corp.	13,231	629,002
NextEra Energy, Inc.	52,006	4,564,567
NRG Energy, Inc.	5,338	779,668
PG&E Corp.	53,998	908,246
Pinnacle West Capital Corp.	2,872	307,304
PPL Corp.	18,011	654,700
Southern Co.	27,565	2,638,246
Xcel Energy, Inc.	14,909	1,197,193
		22,841,594
Electrical Equipment - 1.3%
AMETEK, Inc.	5,794	1,401,800
Eaton Corp. PLC	9,706	4,135,921
Emerson Electric Co.	13,997	2,003,671
GE Vernova, Inc.	6,776	7,960,851
Generac Holdings, Inc. (A)	1,408	412,276
Hubbell, Inc.	1,351	706,843
Rockwell Automation, Inc.	2,833	1,402,562
Vertiv Holdings Co., Class A	9,573	3,205,232
		21,229,156
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp., Class A	30,703	5,413,553
CDW Corp.	3,196	449,485
Coherent Corp. (A)	4,954	1,954,204
Corning, Inc.	19,627	5,013,325
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Flex Ltd. (A)	9,342	$ 1,514,058
Jabil, Inc.	2,621	1,010,343
Keysight Technologies, Inc. (A)	4,314	1,510,202
TE Connectivity PLC	7,368	1,485,462
Teledyne Technologies, Inc. (A)	1,144	762,934
Zebra Technologies Corp., Class A (A)	1,241	326,706
		19,440,272
Energy Equipment & Services - 0.2%
Baker Hughes Co.	24,837	1,378,453
Halliburton Co.	20,499	695,941
SLB Ltd.	37,510	1,743,840
		3,818,234
Entertainment - 1.0%
Electronic Arts, Inc.	5,718	1,172,418
Live Nation Entertainment, Inc. (A)	3,852	705,340
Netflix, Inc. (A)	106,077	7,573,898
Take-Two Interactive Software, Inc. (A)	4,406	1,101,412
TKO Group Holdings, Inc.	1,700	342,227
Walt Disney Co.	43,444	4,181,485
Warner Bros Discovery, Inc. (A)	62,408	1,663,797
		16,740,577
Financial Services - 3.3%
Apollo Global Management, Inc.	11,764	1,391,799
Berkshire Hathaway, Inc., Class B (A)	46,019	23,027,448
Block, Inc. (A)	13,863	1,053,588
Corpay, Inc. (A)	1,727	575,557
Fidelity National Information Services, Inc.	12,877	500,658
Fiserv, Inc. (A)	13,210	647,951
Global Payments, Inc.	5,847	424,258
Jack Henry & Associates, Inc.	1,752	241,321
Mastercard, Inc., Class A	20,289	10,420,430
PayPal Holdings, Inc.	22,918	989,599
Visa, Inc., Class A	41,715	14,311,999
		53,584,608
Food Products - 0.4%
Archer-Daniels-Midland Co.	12,232	934,525
Bunge Global SA	3,368	359,467
General Mills, Inc.	12,921	449,651
Hershey Co.	3,790	664,955
Hormel Foods Corp.	6,871	170,538
J.M. Smucker Co.	2,710	304,875
Kraft Heinz Co.	21,211	501,004
McCormick & Co., Inc.	6,343	319,814
Mondelez International, Inc., Class A	32,167	1,860,539
Tyson Foods, Inc., Class A	7,170	410,483
		5,975,851
Gas Utilities - 0.0% *
Atmos Energy Corp.	4,155	715,782
Ground Transportation - 0.9%
CSX Corp.	46,889	2,228,634
FedEx Freight Holding Co., Inc. (A)	2,712	409,512
JB Hunt Transport Services, Inc.	1,876	542,971
	Shares	Value
COMMON STOCKS (continued)
Ground Transportation (continued)
Norfolk Southern Corp.	5,671	$ 1,784,040
Old Dominion Freight Line, Inc.	4,679	1,013,471
Uber Technologies, Inc. (A)	51,745	3,733,919
Union Pacific Corp.	14,911	4,055,792
		13,768,339
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	43,436	3,941,383
Align Technology, Inc. (A)	1,641	276,771
Baxter International, Inc.	12,322	262,705
Becton Dickinson & Co.	7,183	1,087,003
Boston Scientific Corp. (A)	37,153	1,585,690
Cooper Cos., Inc. (A)	5,018	359,841
Dexcom, Inc. (A)	9,729	655,248
Edwards Lifesciences Corp. (A)	14,662	1,326,324
GE HealthCare Technologies, Inc.	11,660	746,357
Hologic, Inc. (A)(B)(C)	5,299	53
IDEXX Laboratories, Inc. (A)	2,014	1,060,250
Insulet Corp. (A)	1,750	266,437
Intuitive Surgical, Inc. (A)	8,873	3,528,615
Medtronic PLC	32,083	2,509,853
ResMed, Inc.	3,578	697,281
Solventum Corp. (A)	3,706	285,918
STERIS PLC	2,419	509,369
Stryker Corp.	8,617	2,712,976
Zimmer Biomet Holdings, Inc.	4,830	415,815
		22,227,889
Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	5,971	1,418,471
Cencora, Inc.	4,842	1,370,189
Centene Corp. (A)	11,663	748,648
Cigna Group	6,612	1,822,796
CVS Health Corp.	31,732	3,282,675
DaVita, Inc. (A)	919	204,459
Elevance Health, Inc.	5,501	2,127,402
HCA Healthcare, Inc.	3,927	1,531,098
Henry Schein, Inc. (A)	2,475	206,712
Humana, Inc.	3,071	1,219,863
Labcorp Holdings, Inc.	2,067	578,760
McKesson Corp.	2,998	2,265,289
Quest Diagnostics, Inc.	2,761	585,194
UnitedHealth Group, Inc.	22,755	9,457,661
Universal Health Services, Inc., Class B	1,425	211,883
		27,031,100
Health Care REITs - 0.4%
Alexandria Real Estate Equities, Inc.	3,884	205,269
Healthpeak Properties, Inc.	17,147	366,946
Ventas, Inc.	12,072	1,071,994
Welltower, Inc.	17,541	3,981,281
		5,625,490
Health Care Technology - 0.0% *
Veeva Systems, Inc., Class A (A)	3,772	669,417
Hotel & Resort REITs - 0.0% *
Host Hotels & Resorts, Inc.	15,351	363,972
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 1.6%
Airbnb, Inc., Class A (A)	10,564	$ 1,511,708
Booking Holdings, Inc.	19,546	3,483,879
Carnival Corp. Ltd.	32,755	935,810
Chipotle Mexican Grill, Inc. (A)	32,849	1,116,866
Darden Restaurants, Inc.	2,860	589,189
Domino's Pizza, Inc.	770	227,951
DoorDash, Inc., Class A (A)	9,460	1,745,654
Expedia Group, Inc.	2,899	741,796
Hilton Worldwide Holdings, Inc.	5,703	1,884,613
Las Vegas Sands Corp.	7,430	343,192
Marriott International, Inc., Class A	5,516	2,044,174
McDonald's Corp.	17,915	4,842,604
MGM Resorts International (A)	5,118	244,692
Norwegian Cruise Line Holdings Ltd. (A)	11,694	246,860
Royal Caribbean Cruises Ltd.	6,236	1,980,117
Starbucks Corp.	28,514	2,913,846
Wynn Resorts Ltd.	2,093	203,209
Yum! Brands, Inc.	7,056	1,127,972
		26,184,132
Household Durables - 0.2%
D.R. Horton, Inc.	6,706	1,092,273
Garmin Ltd.	4,126	980,090
Lennar Corp., Class A	5,547	501,948
NVR, Inc. (A)	71	483,752
PulteGroup, Inc.	4,847	665,057
		3,723,120
Household Products - 0.8%
Church & Dwight Co., Inc.	5,927	574,208
Clorox Co.	3,096	295,482
Colgate-Palmolive Co.	20,088	1,841,668
Kimberly-Clark Corp.	8,469	929,642
Procter & Gamble Co.	58,388	8,562,016
		12,203,016
Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	16,790	246,142
Vistra Corp.	8,040	1,275,385
		1,521,527
Industrial Conglomerates - 0.2%
3M Co.	13,208	2,138,507
Honeywell International, Inc.	7,981	1,786,946
		3,925,453
Industrial REITs - 0.2%
Prologis, Inc.	23,378	3,167,018
Insurance - 1.6%
Aflac, Inc.	11,688	1,370,418
Allstate Corp.	6,585	1,566,835
American International Group, Inc.	13,237	986,554
Aon PLC, Class A	5,420	1,797,760
Arch Capital Group Ltd. (A)	9,033	876,743
Arthur J Gallagher & Co.	6,346	1,456,851
Assurant, Inc.	1,281	343,987
Brown & Brown, Inc.	7,164	459,570
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Chubb Ltd.	9,155	$ 3,119,475
Cincinnati Financial Corp.	3,791	701,866
Erie Indemnity Co., Class A	664	159,194
Everest Group Ltd.	1,048	374,377
Globe Life, Inc.	1,996	356,645
Hartford Insurance Group, Inc.	6,919	916,906
Loews Corp.	4,172	472,312
Marsh & McLennan Cos., Inc.	12,021	2,003,540
MetLife, Inc.	13,634	1,153,573
Principal Financial Group, Inc.	4,908	528,984
Progressive Corp.	14,618	3,193,302
Prudential Financial, Inc.	8,870	957,339
Travelers Cos., Inc.	5,432	1,793,212
W.R. Berkley Corp.	7,312	515,715
Willis Towers Watson PLC	2,394	625,720
		25,730,878
Interactive Media & Services - 7.7%
Alphabet, Inc., Class A	147,091	52,565,911
Alphabet, Inc., Class C	118,571	41,894,692
Meta Platforms, Inc., Class A	55,160	31,071,076
		125,531,679
IT Services - 0.6%
Accenture PLC, Class A	15,493	1,927,949
Akamai Technologies, Inc. (A)	3,547	419,291
Cognizant Technology Solutions Corp., Class A	11,964	463,366
Gartner, Inc. (A)	1,824	236,427
GoDaddy, Inc., Class A (A)	3,337	283,244
International Business Machines Corp.	23,498	6,607,873
VeriSign, Inc.	2,065	519,471
		10,457,621
Leisure Products - 0.0% *
Hasbro, Inc.	3,399	280,723
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	6,978	926,888
Bio-Techne Corp.	3,720	262,818
Charles River Laboratories International, Inc. (A)	1,240	281,220
Danaher Corp.	15,738	2,997,774
IQVIA Holdings, Inc. (A)	4,144	800,704
Mettler-Toledo International, Inc. (A)	499	637,477
Revvity, Inc.	2,874	319,761
Thermo Fisher Scientific, Inc.	9,382	4,703,760
Waters Corp. (A)	2,502	938,350
West Pharmaceutical Services, Inc.	1,760	631,840
		12,500,592
Machinery - 2.0%
Caterpillar, Inc.	11,580	12,331,542
Cummins, Inc.	3,483	2,484,111
Deere & Co.	6,341	4,022,287
Dover Corp.	3,343	749,768
Fortive Corp.	7,540	460,619
IDEX Corp.	1,833	415,999
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Illinois Tool Works, Inc.	6,522	$ 1,764,005
Ingersoll Rand, Inc.	8,699	713,231
Nordson Corp.	1,299	391,895
Otis Worldwide Corp.	9,673	692,587
PACCAR, Inc.	13,195	1,584,983
Parker-Hannifin Corp.	3,157	3,087,925
Pentair PLC	4,021	308,250
Snap-on, Inc.	1,306	525,534
Stanley Black & Decker, Inc.	3,766	354,456
Westinghouse Air Brake Technologies Corp.	4,330	1,167,368
Xylem, Inc.	5,954	703,822
		31,758,382
Media - 0.1%
Charter Communications, Inc., Class A (A)	2,095	297,930
EchoStar Corp., Class A (A)	3,318	336,777
Fox Corp., Class A	4,981	259,809
Fox Corp., Class B	3,570	167,219
News Corp., Class A	8,927	221,657
News Corp., Class B	3,233	90,718
Omnicom Group, Inc.	6,946	505,877
Paramount Skydance Corp., Class B	8,253	81,375
Trade Desk, Inc., Class A (A)	10,690	193,275
		2,154,637
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	35,996	2,263,788
Newmont Corp.	26,654	2,489,484
Nucor Corp.	5,775	1,286,381
Steel Dynamics, Inc.	3,373	773,969
		6,813,622
Multi-Utilities - 0.6%
Ameren Corp.	7,012	792,637
CenterPoint Energy, Inc.	15,909	700,632
CMS Energy Corp.	7,816	597,924
Consolidated Edison, Inc.	9,024	998,325
Dominion Energy, Inc.	21,615	1,476,088
DTE Energy Co.	5,310	809,085
NiSource, Inc.	12,260	582,963
Public Service Enterprise Group, Inc.	12,645	1,026,268
Sempra	16,401	1,520,537
WEC Energy Group, Inc.	8,116	947,705
		9,452,164
Office REITs - 0.0% *
BXP, Inc.	3,758	249,193
Oil, Gas & Consumable Fuels - 2.7%
APA Corp.	8,736	284,532
Chevron Corp.	47,094	7,806,301
ConocoPhillips	30,808	3,202,800
Devon Energy Corp.	28,654	1,183,983
Diamondback Energy, Inc.	4,857	853,763
EOG Resources, Inc.	13,479	1,748,631
EQT Corp.	15,832	841,787
Expand Energy Corp.	5,833	531,911
Exxon Mobil Corp.	104,172	14,242,396
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc.	48,831	$ 1,561,127
Marathon Petroleum Corp.	7,409	1,894,259
Occidental Petroleum Corp.	17,702	859,786
ONEOK, Inc.	15,605	1,356,699
Phillips 66	10,122	1,711,124
Targa Resources Corp.	5,434	1,457,073
Texas Pacific Land Corp.	1,480	647,707
Valero Energy Corp.	7,599	1,979,084
Williams Cos., Inc.	30,785	2,288,557
		44,451,520
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	16,390	1,535,087
Southwest Airlines Co.	12,609	648,355
United Airlines Holdings, Inc. (A)	8,206	1,115,934
		3,299,376
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	6,373	503,148
Kenvue, Inc.	48,685	930,371
		1,433,519
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	50,952	2,935,854
Eli Lilly & Co.	19,886	23,851,865
Johnson & Johnson	60,502	15,365,693
Merck & Co., Inc.	62,262	8,000,667
Pfizer, Inc.	142,085	3,421,407
Viatris, Inc.	28,185	447,578
Zoetis, Inc.	10,631	763,943
		54,787,007
Professional Services - 0.3%
Automatic Data Processing, Inc.	10,099	2,261,671
Broadridge Financial Solutions, Inc.	2,865	392,362
Equifax, Inc.	3,059	485,525
Jacobs Solutions, Inc.	2,894	364,644
Leidos Holdings, Inc.	3,157	325,076
Paychex, Inc.	7,962	782,903
Verisk Analytics, Inc.	3,399	610,223
		5,222,404
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	7,334	987,816
CoStar Group, Inc. (A)	10,259	290,535
		1,278,351
Residential REITs - 0.2%
AvalonBay Communities, Inc.	3,466	654,000
Camden Property Trust	2,717	311,069
Equity Residential	8,359	567,827
Essex Property Trust, Inc.	1,579	460,421
Invitation Homes, Inc.	13,745	415,236
Mid-America Apartment Communities, Inc.	2,836	394,034
UDR, Inc.	7,395	295,208
		3,097,795
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Retail REITs - 0.3%
Federal Realty Investment Trust	2,046	$ 252,558
Kimco Realty Corp.	16,133	408,972
Realty Income Corp.	23,286	1,442,801
Regency Centers Corp.	4,160	331,718
Simon Property Group, Inc.	8,091	1,809,552
		4,245,601
Semiconductors & Semiconductor Equipment - 19.1%
Advanced Micro Devices, Inc. (A)	40,920	23,770,837
Analog Devices, Inc.	12,207	4,848,254
Applied Materials, Inc.	19,937	14,414,451
Broadcom, Inc.	118,941	44,929,963
First Solar, Inc. (A)	2,651	625,530
Intel Corp. (A)	118,739	16,579,527
KLA Corp.	32,950	9,941,345
Lam Research Corp.	31,365	13,591,395
Marvell Technology, Inc.	22,036	6,564,304
Microchip Technology, Inc.	13,671	1,246,795
Micron Technology, Inc.	28,317	32,686,030
Monolithic Power Systems, Inc.	1,214	1,678,185
NVIDIA Corp.	608,131	121,680,932
NXP Semiconductors NV	6,349	1,784,259
ON Semiconductor Corp. (A)	9,951	940,768
Qnity Electronics, Inc.	5,233	854,601
QUALCOMM, Inc.	26,390	4,876,608
Skyworks Solutions, Inc.	3,563	241,571
Teradyne, Inc.	3,875	1,874,880
Texas Instruments, Inc.	22,814	6,800,169
		309,930,404
Software - 7.5%
Adobe, Inc. (A)	10,343	2,120,522
AppLovin Corp., Class A (A)	6,760	3,482,955
Autodesk, Inc. (A)	5,354	1,040,925
Cadence Design Systems, Inc. (A)	6,857	2,573,569
Crowdstrike Holdings, Inc., Class A (A)	6,289	4,799,387
Datadog, Inc., Class A (A)	8,177	2,128,964
Fair Isaac Corp. (A)	606	724,037
Fortinet, Inc. (A)	15,948	2,449,932
Gen Digital, Inc.	13,480	335,517
Intuit, Inc.	6,939	1,811,079
Microsoft Corp.	186,532	69,580,167
Oracle Corp.	42,602	6,243,323
Palantir Technologies, Inc., Class A (A)	57,406	6,697,558
Palo Alto Networks, Inc. (A)	20,326	6,931,573
PTC, Inc. (A)	2,884	327,651
Roper Technologies, Inc.	2,485	840,899
Salesforce, Inc.	20,640	3,233,462
ServiceNow, Inc. (A)	25,728	2,554,276
Synopsys, Inc. (A)	4,754	2,120,617
Trimble, Inc. (A)	5,839	298,840
Tyler Technologies, Inc. (A)	1,057	309,130
Workday, Inc., Class A (A)	5,301	648,948
		121,253,331
Specialized REITs - 0.7%
American Tower Corp.	11,805	1,930,944
	Shares	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Crown Castle, Inc.	11,010	$ 833,787
Digital Realty Trust, Inc.	7,998	1,436,281
Equinix, Inc.	2,460	2,564,280
Extra Space Storage, Inc.	5,424	788,107
Iron Mountain, Inc.	7,514	949,093
Public Storage	3,982	1,267,511
SBA Communications Corp.	2,590	457,031
VICI Properties, Inc.	27,208	722,372
Weyerhaeuser Co.	17,592	421,153
		11,370,559
Specialty Retail - 1.5%
AutoZone, Inc. (A)	417	1,332,707
Best Buy Co., Inc.	4,935	374,468
Carvana Co. (A)	17,480	1,150,534
Home Depot, Inc.	25,015	8,822,290
Lowe's Cos., Inc.	14,116	3,112,437
O'Reilly Automotive, Inc. (A)	21,116	1,944,573
Ross Stores, Inc.	8,041	1,711,527
TJX Cos., Inc.	27,738	4,202,307
Tractor Supply Co.	12,897	407,674
Ulta Beauty, Inc. (A)	1,079	486,607
Williams-Sonoma, Inc.	3,002	699,766
		24,244,890
Technology Hardware, Storage & Peripherals - 8.2%
Apple, Inc.	368,778	106,709,602
Dell Technologies, Inc., Class C	7,301	3,150,089
Hewlett Packard Enterprise Co.	33,695	1,519,981
HP, Inc.	23,058	505,893
NetApp, Inc.	4,886	756,157
Sandisk Corp. (A)	3,711	8,437,812
Seagate Technology Holdings PLC	5,644	5,446,460
Super Micro Computer, Inc. (A)	13,017	381,789
Western Digital Corp.	8,676	5,541,535
		132,449,318
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (A)	3,543	351,784
Lululemon Athletica, Inc. (A)	2,659	303,605
NIKE, Inc., Class B	30,175	1,238,684
Ralph Lauren Corp.	942	378,128
Tapestry, Inc.	5,127	750,490
		3,022,691
Tobacco - 0.6%
Altria Group, Inc.	42,011	3,022,692
Philip Morris International, Inc.	39,054	7,065,259
		10,087,951
Trading Companies & Distributors - 0.3%
Fastenal Co.	28,693	1,378,125
United Rentals, Inc.	1,577	1,786,567
WW Grainger, Inc.	1,102	1,499,161
		4,663,853
Water Utilities - 0.0% *
American Water Works Co., Inc.	4,838	636,584
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	11,812	$ 1,981,227
Total Common Stocks (Cost $975,945,424)		1,618,526,854
Total Investments (Cost $975,945,424)		1,618,526,854
Net Other Assets (Liabilities) - 0.5%		7,522,121
Net Assets - 100.0%		$ 1,626,048,975
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	15	09/18/2026	$5,626,184	$5,661,188	$35,004	$—
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (E)	Value
ASSETS
Investments
Common Stocks	$1,618,526,801	$—	$53	$1,618,526,854
Total Investments	$1,618,526,801	$—	$53	$1,618,526,854
Other Financial Instruments
Futures Contracts (F)	$35,004	$—	$—	$35,004
Total Other Financial Instruments	$35,004	$—	$—	$35,004
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)	Fair valued as determined in good faith in accordance with TAM's procedures. At June 30, 2026, the total value of the securities is $53, representing less than 0.1% of the Portfolio’s net assets.
(C)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see note 3). At June 30, 2026, the total value of the securities is $53, representing less than 0.1% of the Portfolio’s net assets.

(D)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(E)	Level 3 security was not considered significant to the Portfolio.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica S&P 500 Index VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Investments, at value (cost $975,945,424)	$1,618,526,854
Cash	5,480,634
Cash collateral pledged at broker for:
Futures contracts	413,250
Receivables and other assets:
Shares of beneficial interest sold	1,511,622
Dividends	727,070
Variation margin receivable on futures contracts	36,293
Prepaid expenses	6,000
Total assets	1,626,701,723
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	117,164
Investment management fees	112,721
Distribution and service fees	269,211
Transfer agent costs	2,608
Trustee and CCO fees	6,362
Audit and tax fees	26,219
Custody fees	34,441
Legal fees	434
Printing and shareholder reports fees	10,232
Other accrued expenses	73,356
Total liabilities	652,748
Net assets	$1,626,048,975
Net assets consist of:
Capital stock ($0.01 par value)	$524,028
Additional paid-in capital	922,795,817
Total distributable earnings (accumulated losses)	702,729,130
Net assets	$1,626,048,975
Net assets by class:
Initial Class	$381,574,121
Service Class	1,244,474,854
Shares outstanding:
Initial Class	12,203,227
Service Class	40,199,574
Net asset value and offering price per share:
Initial Class	$31.27
Service Class	30.96
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income	$8,887,432
Interest income	33,485
Withholding taxes on foreign income	(1,904)
Total investment income	8,919,013
Expenses:
Investment management fees	592,878
Distribution and service fees:
Service Class	1,417,266
Transfer agent costs	7,848
Trustee and CCO fees	36,473
Audit and tax fees	29,159
Custody fees	43,779
Legal fees	55,156
Printing and shareholder reports fees	18,674
Other	99,603
Total expenses	2,300,836
Net investment income (loss)	6,618,177
Net realized gain (loss) on:
Investments	15,060,818
Futures contracts	352,223
Net realized gain (loss)	15,413,041
Net change in unrealized appreciation (depreciation) on:
Investments	124,873,693
Futures contracts	57,959
Net change in unrealized appreciation (depreciation)	124,931,652
Net realized and change in unrealized gain (loss)	140,344,693
Net increase (decrease) in net assets resulting from operations	$146,962,870
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica S&P 500 Index VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$6,618,177	$11,532,525
Net realized gain (loss)	15,413,041	29,542,095
Net change in unrealized appreciation (depreciation)	124,931,652	168,107,830
Net increase (decrease) in net assets resulting from operations	146,962,870	209,182,450
Dividends and/or distributions to shareholders:
Initial Class	—	(4,243,551)
Service Class	—	(11,867,719)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(16,111,270)
Capital share transactions:
Proceeds from shares sold:
Initial Class	61,710,452	101,632,248
Service Class	70,070,374	140,998,624
	131,780,826	242,630,872
Dividends and/or distributions reinvested:
Initial Class	—	4,243,551
Service Class	—	11,867,719
	—	16,111,270
Cost of shares redeemed:
Initial Class	(47,894,197)	(78,269,424)
Service Class	(32,879,752)	(64,755,640)
	(80,773,949)	(143,025,064)
Net increase (decrease) in net assets resulting from capital share transactions	51,006,877	115,717,078
Net increase (decrease) in net assets	197,969,747	308,788,258
Net assets:
Beginning of period/year	1,428,079,228	1,119,290,970
End of period/year	$1,626,048,975	$1,428,079,228
Capital share transactions - shares:
Shares issued:
Initial Class	2,118,041	4,078,291
Service Class	2,407,224	5,532,557
	4,525,265	9,610,848
Shares reinvested:
Initial Class	—	157,929
Service Class	—	445,151
	—	603,080
Shares redeemed:
Initial Class	(1,636,814)	(3,078,397)
Service Class	(1,121,267)	(2,540,634)
	(2,758,081)	(5,619,031)
Net increase (decrease) in shares outstanding:
Initial Class	481,227	1,157,823
Service Class	1,285,957	3,437,074
	1,767,184	4,594,897
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica S&P 500 Index VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$28.39	$24.46	$20.14	$16.37	$20.52	$16.39
Investment operations:
Net investment income (loss)(A)	0.16	0.29	0.29	0.28	0.26	0.23
Net realized and unrealized gain (loss)	2.72	4.00	4.67	3.96	(3.97)	4.41
Total investment operations	2.88	4.29	4.96	4.24	(3.71)	4.64
Dividends and/or distributions to shareholders:
Net investment income	—	(0.23)	(0.21)	(0.22)	(0.21)	(0.18)
Net realized gains	—	(0.13)	(0.43)	(0.25)	(0.23)	(0.33)
Total dividends and/or distributions to shareholders	—	(0.36)	(0.64)	(0.47)	(0.44)	(0.51)
Net asset value, end of period/year	$31.27	$28.39	$24.46	$20.14	$16.37	$20.52
Total return(B)	10.14%(C)	17.65%	24.82%	26.09%	(18.22)%	28.50%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$381,574	$332,827	$258,402	$141,895	$59,133	$39,034
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.12%(D)	0.13%	0.12%	0.14%	0.13%	0.13%
Including waiver and/or reimbursement and recapture	0.12%(D)	0.13%	0.12%	0.14%(E)	0.14%	0.14%
Net investment income (loss) to average net assets	1.08%(D)	1.12%	1.25%	1.54%	1.48%	1.24%
Portfolio turnover rate	2%(C)	4%	2%	8%	5%	3%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica S&P 500 Index VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$28.15	$24.27	$20.00	$16.27	$20.40	$16.32
Investment operations:
Net investment income (loss)(A)	0.12	0.22	0.22	0.23	0.21	0.18
Net realized and unrealized gain (loss)	2.69	3.98	4.66	3.92	(3.94)	4.38
Total investment operations	2.81	4.20	4.88	4.15	(3.73)	4.56
Dividends and/or distributions to shareholders:
Net investment income	—	(0.19)	(0.18)	(0.17)	(0.17)	(0.15)
Net realized gains	—	(0.13)	(0.43)	(0.25)	(0.23)	(0.33)
Total dividends and/or distributions to shareholders	—	(0.32)	(0.61)	(0.42)	(0.40)	(0.48)
Net asset value, end of period/year	$30.96	$28.15	$24.27	$20.00	$16.27	$20.40
Total return(B)	9.98%(C)	17.37%	24.54%	25.73%	(18.44)%	28.14%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,244,475	$1,095,252	$860,889	$583,260	$417,940	$518,804
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.37%(D)	0.38%	0.37%	0.38%	0.38%	0.38%
Including waiver and/or reimbursement and recapture	0.37%(D)	0.38%	0.38%	0.39%	0.39%	0.39%
Net investment income (loss) to average net assets	0.83%(D)	0.87%	0.99%	1.28%	1.20%	0.99%
Portfolio turnover rate	2%(C)	4%	2%	8%	5%	3%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica S&P 500 Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2026 by the Portfolio.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2026, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2026, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2026, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2026.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$35,004	$—	$—	$35,004
Total	$—	$—	$35,004	$—	$—	$35,004

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$352,223	$—	$—	$352,223
Total	$—	$—	$352,223	$—	$—	$352,223

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$57,959	$—	$—	$57,959
Total	$—	$—	$57,959	$—	$—	$57,959
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2026.
Futures contracts:
Average notional value of contracts — long	$3,983,735
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Passive strategy/index risk: The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the index or of the actual securities comprising the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK FACTORS (continued)
index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the Portfolio.
Index fund risk: While the Portfolio seeks to track the performance of the S&P 500® Index (i.e., achieve a high degree of correlation with the index), the Portfolio's return may not match the return of the index. The Portfolio incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The Portfolio may attempt to replicate the index return by investing in fewer than all of the securities in the index, or in some securities not included in the index, potentially increasing the risk of divergence between the Portfolio’s return and that of the index.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Large capitalization companies risk: The Portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Non-diversification risk: To the extent a portfolio becomes “non-diversified” for periods of time solely as a result of tracking its respective index, the Portfolio will invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to the risks associated with investing in those issuers.
Sector focus risk: To the extent the Portfolio invests more heavily in a particular market sector, the value of the Portfolio’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the Portfolio will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Information technology sector risk: Information technology companies face intense competition and potentially rapid product obsolescence, including due to rapid development of technological innovations and frequent new product introduction. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Such companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss, impairment of, or inability to enforce those rights. They are also facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. These companies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK FACTORS (continued)
tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM at an annual rate of 0.08% of daily average net assets.
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.14%	May 1, 2027
Service Class	0.39	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
9. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$83,267,743	$—	$29,335,459	$—
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however,
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$975,945,424	$688,346,686	$(45,730,252)	$642,616,434
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica S&P 500 Index VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica S&P 500 Index VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica S&P 500 Index VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica S&P 500 Index VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica S&P 500 Index VP (the "Portfolio"). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and SSGA Funds Management, Inc. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica S&P 500 Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Trustees noted that the objective of the Portfolio, as an index fund, is to track, and not necessarily exceed, its benchmark index, and that unlike the Portfolio, the index is not subject to any expenses or transaction costs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3- and 5-year periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica S&P 500 Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Portfolio’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Small/Mid Cap Value VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Aerospace & Defense - 0.3%
V2X, Inc. (A)	19,000	$ 1,416,640
York Space Systems, Inc. (A)	17,150	422,233
		1,838,873
Automobile Components - 1.3%
Aptiv PLC (A)	78,600	4,824,468
Gentex Corp.	25,450	643,122
Visteon Corp.	16,200	1,607,202
		7,074,792
Banks - 7.5%
Atlantic Union Bankshares Corp.	78,850	3,336,143
Beacon Financial Corp.	57,100	1,738,695
Columbia Banking System, Inc.	70,450	2,257,922
Community West Bancshares	17,200	461,992
Dime Commercial Bancshares, Inc.	57,000	2,317,050
Eastern Bankshares, Inc.	100,100	2,226,224
First Citizens BancShares, Inc., Class A	3,834	7,977,749
First Community Bankshares, Inc.	25,000	1,110,500
First Merchants Corp.	47,650	2,081,829
Hancock Whitney Corp.	6,000	448,320
OceanFirst Financial Corp.	77,600	1,515,528
Princeton Bancorp, Inc.	2,750	104,363
Provident Financial Services, Inc.	107,400	2,538,936
Towne Bank	7,150	259,116
TrustCo Bank Corp.	61,000	3,349,510
UMB Financial Corp.	20,200	2,883,752
United Bankshares, Inc.	25,500	1,168,665
United Community Banks, Inc.	48,600	1,705,374
WaFd, Inc.	78,650	3,017,800
Webster Financial Corp.	28,150	2,151,223
		42,650,691
Beverages - 2.3%
Brown-Forman Corp., Class B	122,100	3,253,965
Constellation Brands, Inc., Class A	30,800	4,283,972
Molson Coors Beverage Co., Class B	141,275	5,504,074
		13,042,011
Biotechnology - 1.2%
Biogen, Inc. (A)	15,500	3,348,930
BioMarin Pharmaceutical, Inc. (A)	7,800	446,316
Catalyst Pharmaceuticals, Inc. (A)	34,000	1,068,620
Exelixis, Inc. (A)	35,100	1,909,791
		6,773,657
Building Products - 1.7%
Builders FirstSource, Inc. (A)	29,400	2,630,712
Fortune Brands Innovations, Inc.	18,600	1,021,140
Gibraltar Industries, Inc. (A)	3,750	169,125
Hayward Holdings, Inc. (A)	82,900	1,434,999
Masterbrand, Inc. (A)	89,610	922,087
Owens Corning	11,445	1,819,297
Quanex Building Products Corp.	84,000	1,564,080
		9,561,440
Capital Markets - 0.9%
FactSet Research Systems, Inc.	2,125	488,920
	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Piper Sandler Cos.	34,750	$ 2,513,815
Stifel Financial Corp.	32,900	2,295,433
		5,298,168
Chemicals - 2.0%
LSB Industries, Inc. (A)	90,300	976,143
Mosaic Co.	316,819	6,713,394
PPG Industries, Inc.	25,800	3,129,282
Quaker Chemical Corp.	2,325	369,373
		11,188,192
Commercial Services & Supplies - 0.3%
HNI Corp.	30,500	1,232,505
Tetra Tech, Inc.	11,400	329,346
		1,561,851
Communications Equipment - 0.4%
Harmonic, Inc. (A)	61,000	996,130
KVH Industries, Inc. (A)	32,000	317,120
Silicom Ltd. (A)	17,350	831,759
		2,145,009
Construction & Engineering - 2.1%
EMCOR Group, Inc.	4,473	3,712,053
Fluor Corp. (A)	76,900	4,028,791
Granite Construction, Inc.	25,775	4,074,512
		11,815,356
Consumer Staples Distribution & Retail - 1.0%
Dollar General Corp.	14,900	1,715,139
Dollar Tree, Inc. (A)	17,600	2,128,720
Ingles Markets, Inc., Class A	11,175	989,882
Village Super Market, Inc., Class A	14,200	598,956
		5,432,697
Containers & Packaging - 1.8%
Crown Holdings, Inc.	22,500	2,515,950
Graphic Packaging Holding Co.	644,716	6,814,648
Greif, Inc., Class A	14,900	1,109,901
		10,440,499
Distributors - 1.3%
LKQ Corp.	270,000	7,109,100
Diversified Consumer Services - 0.3%
American Public Education, Inc. (A)	3,400	182,580
Stride, Inc. (A)	16,350	1,410,024
		1,592,604
Diversified REITs - 0.3%
Broadstone Net Lease, Inc.	79,500	1,643,265
Diversified Telecommunication Services - 0.4%
Liberty Global Ltd., Class A (A)	216,900	2,466,153
Electric Utilities - 2.2%
Evergy, Inc.	86,401	7,467,638
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
OGE Energy Corp.	68,500	$ 3,333,210
Portland General Electric Co.	33,250	1,723,348
		12,524,196
Electrical Equipment - 1.1%
Acuity, Inc.	1,800	677,988
LSI Industries, Inc.	125,750	3,342,435
Regal Rexnord Corp.	9,550	2,274,715
		6,295,138
Electronic Equipment, Instruments & Components - 4.0%
CDW Corp.	47,900	6,736,656
IPG Photonics Corp. (A)	7,000	821,240
Itron, Inc. (A)	12,475	1,079,462
OSI Systems, Inc. (A)	11,875	2,597,062
TD SYNNEX Corp.	8,700	2,325,858
Vishay Intertechnology, Inc.	49,150	2,643,287
Vontier Corp.	221,187	6,414,423
		22,617,988
Energy Equipment & Services - 2.3%
Halliburton Co.	169,400	5,751,130
Helix Energy Solutions Group, Inc. (A)	141,600	1,237,584
Helmerich & Payne, Inc.	30,050	983,837
Noble Corp. PLC (B)	89,200	3,327,160
Seadrill Ltd. (A)	20,850	788,547
Select Water Solutions, Inc.	51,350	1,025,973
		13,114,231
Entertainment - 1.6%
Madison Square Garden Entertainment Corp. (A)	37,100	3,001,019
Madison Square Garden Sports Corp. (A)	7,875	3,164,490
Sphere Entertainment Co. (A)	15,200	2,630,056
		8,795,565
Financial Services - 2.6%
Corpay, Inc. (A)	9,700	3,232,719
Fiserv, Inc. (A)	139,800	6,857,190
Global Payments, Inc.	66,600	4,832,496
		14,922,405
Food Products - 4.6%
Campbell's Co. (B)	183,000	4,075,410
Conagra Brands, Inc.	414,300	5,576,478
Kraft Heinz Co.	363,100	8,576,422
Nomad Foods Ltd.	69,350	759,382
Smithfield Foods, Inc.	34,750	843,035
Tyson Foods, Inc., Class A	100,700	5,765,075
Utz Brands, Inc.	77,800	599,060
		26,194,862
Gas Utilities - 0.6%
National Fuel Gas Co.	43,400	3,350,914
Ground Transportation - 1.3%
U-Haul Holding Co.	125,350	7,232,695
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 2.9%
AngioDynamics, Inc. (A)	92,250	$ 1,200,172
Baxter International, Inc.	229,500	4,892,940
Dentsply Sirona, Inc.	85,750	909,808
Inmode Ltd. (A)	42,250	617,695
Integra LifeSciences Holdings Corp. (A)	34,600	621,416
Omnicell, Inc. (A)	4,750	197,220
OraSure Technologies, Inc. (A)	73,800	329,148
Teleflex, Inc.	7,200	912,672
Zimmer Biomet Holdings, Inc.	78,400	6,749,456
		16,430,527
Health Care Providers & Services - 2.9%
AMN Healthcare Services, Inc. (A)	12,600	407,862
Centene Corp. (A)	75,322	4,834,919
Cross Country Healthcare, Inc. (A)	5,000	66,050
Encompass Health Corp.	22,475	2,271,773
Henry Schein, Inc. (A)	65,000	5,428,800
Molina Healthcare, Inc. (A)	10,800	2,469,960
National HealthCare Corp.	5,600	1,183,616
		16,662,980
Health Care REITs - 0.9%
Community Healthcare Trust, Inc.	55,450	1,013,626
Healthpeak Properties, Inc.	80,350	1,719,490
Sabra Health Care, Inc.	110,000	2,146,100
		4,879,216
Health Care Technology - 0.3%
Certara, Inc. (A)	97,100	636,005
Waystar Holding Corp. (A)	44,700	917,691
		1,553,696
Hotel & Resort REITs - 0.5%
Apple Hospitality, Inc.	98,700	1,659,147
DiamondRock Hospitality Co.	82,400	1,003,632
Summit Hotel Properties, Inc.	13,500	94,635
		2,757,414
Hotels, Restaurants & Leisure - 0.6%
Churchill Downs, Inc.	11,250	1,008,450
Flutter Entertainment PLC (A)	22,500	2,298,825
		3,307,275
Household Durables - 0.8%
KB Home	23,300	1,458,347
La-Z-Boy, Inc.	29,250	1,173,510
M/I Homes, Inc. (A)	4,525	727,575
Sonos, Inc. (A)	72,300	978,219
		4,337,651
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	17,100	1,466,325
Industrial REITs - 0.3%
LXP Industrial Trust	30,600	1,648,728
Insurance - 4.1%
Everest Group Ltd.	5,450	1,946,903
Fidelity National Financial, Inc.	105,007	4,952,130
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Markel Group, Inc. (A)	3,678	$ 7,183,171
Old Republic International Corp.	41,750	1,708,410
Ryan Specialty Holdings, Inc. (B)	108,800	4,108,288
Selective Insurance Group, Inc.	16,450	1,595,815
United Fire Group, Inc.	31,100	1,630,884
		23,125,601
Interactive Media & Services - 1.5%
Match Group, Inc.	100,100	3,808,805
People, Inc. (A)	99,764	4,605,106
		8,413,911
IT Services - 1.0%
Cognizant Technology Solutions Corp., Class A	132,000	5,112,360
Everforth, Inc. (A)	24,600	439,602
		5,551,962
Leisure Products - 0.4%
BRP, Inc. (B)	7,800	475,956
MasterCraft Boat Holdings, Inc. (A)	52,000	1,342,640
Polaris, Inc.	8,350	571,474
		2,390,070
Life Sciences Tools & Services - 2.0%
Azenta, Inc. (A)	25,750	657,140
Bio-Rad Laboratories, Inc., Class A (A)	10,360	3,041,800
IQVIA Holdings, Inc. (A)	38,700	7,477,614
Maravai LifeSciences Holdings, Inc., Class A (A)	67,000	418,080
		11,594,634
Machinery - 1.5%
Columbus McKinnon Corp.	1,000	15,130
Douglas Dynamics, Inc.	13,750	741,813
Flowserve Corp.	9,150	678,564
Gencor Industries, Inc. (A)	30,800	459,536
Miller Industries, Inc.	18,750	959,062
Mueller Industries, Inc.	37,675	4,631,388
Oshkosh Corp.	5,725	878,673
		8,364,166
Media - 3.4%
Charter Communications, Inc., Class A (A)	50,700	7,210,047
News Corp., Class A	147,700	3,667,391
Omnicom Group, Inc.	69,300	5,047,119
Perion Network Ltd. (A)(B)	22,500	218,475
Sirius XM Holdings, Inc.	113,323	3,347,561
		19,490,593
Metals & Mining - 0.9%
Century Aluminum Co. (A)	11,300	519,913
Commercial Metals Co.	23,700	1,487,175
Kaiser Aluminum Corp.	10,150	1,985,645
Metallus, Inc. (A)	67,600	1,263,444
		5,256,177
	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 1.7%
Dominion Energy, Inc.	81,000	$ 5,531,490
Northwestern Energy Group, Inc.	55,100	3,946,262
		9,477,752
Office REITs - 0.1%
Piedmont Realty Trust, Inc., Class A (A)	74,300	679,845
Oil, Gas & Consumable Fuels - 5.1%
Delek U.S. Holdings, Inc.	31,000	1,575,110
Expand Energy Corp.	75,500	6,884,845
Gulfport Energy Corp. (A)	8,050	1,366,085
HF Sinclair Corp.	42,000	2,925,300
Magnolia Oil & Gas Corp., Class A	147,700	3,778,166
Matador Resources Co.	6,450	321,081
Occidental Petroleum Corp.	153,400	7,450,638
Ovintiv, Inc.	34,150	1,797,997
REX American Resources Corp. (A)	55,000	2,483,250
Teekay Tankers Ltd., Class A	150	9,731
		28,592,203
Pharmaceuticals - 3.5%
Amphastar Pharmaceuticals, Inc. (A)	21,700	437,906
Innoviva, Inc. (A)	95,100	2,159,721
Jazz Pharmaceuticals PLC (A)	17,400	4,192,878
Perrigo Co. PLC	341,350	3,546,626
Supernus Pharmaceuticals, Inc. (A)	21,750	1,011,593
Viatris, Inc.	61,500	976,620
Zoetis, Inc.	104,500	7,509,370
		19,834,714
Professional Services - 3.4%
Amentum Holdings, Inc. (A)	246,596	5,097,139
Clarivate PLC (A)(B)	1,098,000	2,371,680
FTI Consulting, Inc. (A)	2,900	432,129
ICF International, Inc.	12,700	925,322
KBR, Inc.	46,400	1,602,192
Leidos Holdings, Inc.	7,875	810,889
Science Applications International Corp.	8,625	952,286
SS&C Technologies Holdings, Inc.	112,600	6,986,830
		19,178,467
Real Estate Management & Development - 1.3%
CoStar Group, Inc. (A)	225,200	6,377,664
Newmark Group, Inc., Class A	76,850	1,161,204
		7,538,868
Residential REITs - 0.2%
Centerspace	16,600	932,754
Retail REITs - 0.5%
Agree Realty Corp.	18,450	1,397,403
Kite Realty Group Trust	46,100	1,308,318
		2,705,721
Semiconductors & Semiconductor Equipment - 3.7%
Cohu, Inc. (A)	54,475	4,026,248
Kulicke & Soffa Industries, Inc.	9,300	1,243,968
MKS, Inc.	8,645	3,845,296
Onto Innovation, Inc. (A)	4,625	1,750,331
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Silicon Motion Technology Corp., ADR	16,745	$ 5,581,611
Tower Semiconductor Ltd. (A)	14,380	3,748,003
Universal Display Corp.	10,375	898,371
		21,093,828
Software - 1.5%
Adeia, Inc.	115,150	3,791,889
Progress Software Corp. (A)	45,900	1,541,322
Qualys, Inc. (A)	7,100	976,179
Roper Technologies, Inc.	6,800	2,301,052
		8,610,442
Specialized REITs - 2.3%
Crown Castle, Inc.	88,700	6,717,251
Gaming & Leisure Properties, Inc.	135,452	6,031,678
		12,748,929
Specialty Retail - 2.1%
Abercrombie & Fitch Co., Class A (A)	16,800	1,512,168
Academy Sports & Outdoors, Inc.	14,100	664,533
American Eagle Outfitters, Inc.	58,000	997,600
Lithia Motors, Inc.	15,900	4,618,791
Urban Outfitters, Inc. (A)	33,650	2,384,439
Williams-Sonoma, Inc.	8,335	1,942,888
		12,120,419
	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 0.5%
HP, Inc.	139,500	$ 3,060,630
Textiles, Apparel & Luxury Goods - 0.8%
Lululemon Athletica, Inc. (A)	14,600	1,667,028
Steven Madden Ltd.	22,000	926,200
Tapestry, Inc.	12,250	1,793,155
		4,386,383
Total Common Stocks (Cost $462,221,589)		544,874,233
OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (C)	4,698,162	4,698,162
Total Other Investment Company (Cost $4,698,162)		4,698,162
Total Investments (Cost $466,919,751)		549,572,395
Net Other Assets (Liabilities) - 2.8%		15,621,582
Net Assets - 100.0%		$ 565,193,977
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$544,874,233	$—	$—	$544,874,233
Other Investment Company	4,698,162	—	—	4,698,162
Total Investments	$549,572,395	$—	$—	$549,572,395
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $11,647,322, collateralized by cash collateral of $4,698,162 and non-cash collateral, such as U.S. government securities of $7,271,640. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at June 30, 2026.
(D)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Investments, at value (cost $466,919,751) (including securities loaned of $11,647,322)	$549,572,395
Cash	19,069,605
Receivables and other assets:
Investments sold	4,278,923
Net income from securities lending	26,492
Shares of beneficial interest sold	100,191
Dividends	460,360
Prepaid expenses	2,081
Total assets	573,510,047
Liabilities:
Cash collateral received upon return of:
Securities on loan	4,698,162
Payables and other liabilities:
Investments purchased	2,793,534
Shares of beneficial interest redeemed	296,942
Investment management fees	368,866
Distribution and service fees	53,160
Transfer agent costs	1,001
Trustee and CCO fees	2,576
Audit and tax fees	11,613
Custody fees	16,148
Legal fees	787
Printing and shareholder reports fees	56,272
Other accrued expenses	17,009
Total liabilities	8,316,070
Net assets	$565,193,977
Net assets consist of:
Capital stock ($0.01 par value)	$265,104
Additional paid-in capital	394,852,418
Total distributable earnings (accumulated losses)	170,076,455
Net assets	$565,193,977
Net assets by class:
Initial Class	$321,052,238
Service Class	244,141,739
Shares outstanding:
Initial Class	14,712,706
Service Class	11,797,690
Net asset value and offering price per share:
Initial Class	$21.82
Service Class	20.69
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income	$5,646,318
Interest income	122,752
Net income from securities lending	39,677
Withholding taxes on foreign income	(438)
Total investment income	5,808,309
Expenses:
Investment management fees	2,053,928
Distribution and service fees:
Service Class	298,335
Transfer agent costs	2,983
Trustee and CCO fees	13,730
Audit and tax fees	13,173
Custody fees	21,747
Legal fees	20,035
Printing and shareholder reports fees	61,190
Other	22,974
Total expenses	2,508,095
Net investment income (loss)	3,300,214
Net realized gain (loss) on:
Investments	55,738,353
Foreign currency transactions	(1)
Net realized gain (loss)	55,738,352
Net change in unrealized appreciation (depreciation) on:
Investments	7,578,975
Translation of assets and liabilities denominated in foreign currencies	2
Net change in unrealized appreciation (depreciation)	7,578,977
Net realized and change in unrealized gain (loss)	63,317,329
Net increase (decrease) in net assets resulting from operations	$66,617,543
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$3,300,214	$6,603,922
Net realized gain (loss)	55,738,352	35,953,778
Net change in unrealized appreciation (depreciation)	7,578,977	5,361,122
Net increase (decrease) in net assets resulting from operations	66,617,543	47,918,822
Dividends and/or distributions to shareholders:
Initial Class	—	(33,842,926)
Service Class	—	(27,567,273)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(61,410,199)
Capital share transactions:
Proceeds from shares sold:
Initial Class	3,523,530	1,811,488
Service Class	2,743,840	10,402,937
	6,267,370	12,214,425
Dividends and/or distributions reinvested:
Initial Class	—	33,842,926
Service Class	—	27,567,273
	—	61,410,199
Cost of shares redeemed:
Initial Class	(17,601,831)	(30,509,684)
Service Class	(21,421,039)	(31,348,745)
	(39,022,870)	(61,858,429)
Net increase (decrease) in net assets resulting from capital share transactions	(32,755,500)	11,766,195
Net increase (decrease) in net assets	33,862,043	(1,725,182)
Net assets:
Beginning of period/year	531,331,934	533,057,116
End of period/year	$565,193,977	$531,331,934
Capital share transactions - shares:
Shares issued:
Initial Class	169,903	92,294
Service Class	141,414	556,512
	311,317	648,806
Shares reinvested:
Initial Class	—	1,786,849
Service Class	—	1,531,515
	—	3,318,364
Shares redeemed:
Initial Class	(852,579)	(1,569,963)
Service Class	(1,096,931)	(1,700,609)
	(1,949,510)	(3,270,572)
Net increase (decrease) in shares outstanding:
Initial Class	(682,676)	309,180
Service Class	(955,517)	387,418
	(1,638,193)	696,598
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$19.32	$19.82	$18.96	$18.83	$24.43	$19.19
Investment operations:
Net investment income (loss)(A)	0.13	0.27	0.23	0.19	0.20	0.13
Net realized and unrealized gain (loss)	2.37	1.63	1.46	2.05	(2.09)	5.26
Total investment operations	2.50	1.90	1.69	2.24	(1.89)	5.39
Dividends and/or distributions to shareholders:
Net investment income	—	(0.26)	(0.19)	(0.21)	(0.14)	(0.15)
Net realized gains	—	(2.14)	(0.64)	(1.90)	(3.57)	—
Total dividends and/or distributions to shareholders	—	(2.40)	(0.83)	(2.11)	(3.71)	(0.15)
Net asset value, end of period/year	$21.82	$19.32	$19.82	$18.96	$18.83	$24.43
Total return(B)	12.94%(C)	9.81%	8.86%	12.40%	(8.31)%	28.12%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$321,052	$297,406	$298,987	$305,914	$298,340	$355,144
Expenses to average net assets	0.81%(D)	0.81%	0.82%	0.85%	0.81%	0.82%
Net investment income (loss) to average net assets	1.32%(D)	1.38%	1.15%	0.98%	0.91%	0.57%
Portfolio turnover rate	35%(C)	47%	51%	33%	44%	46%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$18.34	$18.93	$18.15	$18.10	$23.62	$18.57
Investment operations:
Net investment income (loss)(A)	0.10	0.21	0.17	0.13	0.14	0.07
Net realized and unrealized gain (loss)	2.25	1.55	1.39	1.98	(2.01)	5.09
Total investment operations	2.35	1.76	1.56	2.11	(1.87)	5.16
Dividends and/or distributions to shareholders:
Net investment income	—	(0.21)	(0.14)	(0.16)	(0.08)	(0.11)
Net realized gains	—	(2.14)	(0.64)	(1.90)	(3.57)	—
Total dividends and/or distributions to shareholders	—	(2.35)	(0.78)	(2.06)	(3.65)	(0.11)
Net asset value, end of period/year	$20.69	$18.34	$18.93	$18.15	$18.10	$23.62
Total return(B)	12.81%(C)	9.51%	8.56%	12.15%	(8.53)%	27.81%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$244,142	$233,926	$234,070	$231,837	$219,682	$276,007
Expenses to average net assets	1.06%(D)	1.06%	1.07%	1.10%	1.06%	1.07%
Net investment income (loss) to average net assets	1.06%(D)	1.13%	0.90%	0.73%	0.66%	0.32%
Portfolio turnover rate	35%(C)	47%	51%	33%	44%	46%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Small/Mid Cap Value VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2026, commissions recaptured are $10,154.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2026, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$4,698,162	$—	$—	$—	$4,698,162
Total Borrowings	$4,698,162	$—	$—	$—	$4,698,162
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Small capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Medium capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, or have limited liquidity. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Liquidity risk: The Portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Portfolio to sell. This may prevent the Portfolio from limiting losses.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the Portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Portfolio had not fair-valued securities or had used a different valuation methodology. The Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $100 million	0.775%
Over $100 million up to $350 million	0.755
Over $350 million up to $500 million	0.735
Over $500 million up to $750 million	0.725
Over $750 million up to $1 billion	0.715
Over $1 billion up to $1.5 billion	0.690
Over $1.5 billion up to $2 billion	0.680
Over $2 billion	0.670
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.83%	May 1, 2027
Service Class	1.08	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
8. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$185,262,243	$—	$217,780,959	$—
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$466,919,751	$125,385,753	$(42,733,109)	$82,652,644
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Small/Mid Cap Value VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and each of Thompson, Siegel & Walmsley LLC (“TSW”) and Systematic Financial Management, L.P. (“Systematic”) (each a “Sub-Adviser” and collectively the “Sub-Advisers”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and each Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and each Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and each Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the 1-year period, in line with the median for its peer universe for the 3- and 10-year periods, and below the median for the 5-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for TSW’s underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that TSW had commenced sub-advising the Portfolio's mid-cap sleeve and Systematic had continued sub-advising the Portfolio's small-cap sleeve on December 4, 2016 pursuant to the Portfolio’s current investment strategies.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fees and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Management Agreement and each Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Small/Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)
Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser, which is not affiliated with TAM, and are paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or a Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered each Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that each Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Advisers from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by TSW and Systematic is generally appropriate and in the best interests of the Portfolio. The Board also noted that TSW and Systematic participate in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Advisers may engage in with respect to the Portfolio’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and each Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
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Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica T. Rowe Price Small Cap VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 3.5%
Arxis, Inc., Class A (A)	25,684	$ 1,185,060
ATI, Inc. (A)	7,212	1,421,485
BWX Technologies, Inc.	3,865	752,322
Carpenter Technology Corp.	2,400	1,480,416
Curtiss-Wright Corp.	1,812	1,373,061
Hawkeye 360, Inc. (A)	21,126	427,168
Hexcel Corp.	21,904	2,191,714
Karman Holdings, Inc. (A)	41,331	2,063,243
Leonardo DRS, Inc.	27,577	1,176,711
MDA Space Ltd. (A)	38,531	1,590,560
Moog, Inc., Class A	16,799	7,120,088
StandardAero, Inc. (A)	53,160	1,590,016
VSE Corp.	7,257	1,658,224
Woodward, Inc.	3,274	1,392,891
		25,422,959
Automobile Components - 0.5%
Phinia, Inc.	17,917	1,475,823
Visteon Corp.	18,612	1,846,497
		3,322,320
Banks - 2.5%
Customers Bancorp, Inc. (A)	9,972	788,785
East West Bancorp, Inc.	10,800	1,394,172
First BanCorp	164,611	4,291,409
Fulton Financial Corp.	145,200	3,512,388
International Bancshares Corp.	27,185	2,064,701
Popular, Inc.	27,304	4,482,771
UMB Financial Corp.	11,743	1,676,430
		18,210,656
Beverages - 0.3%
Coca-Cola Consolidated, Inc.	12,151	2,319,869
Biotechnology - 15.9%
ADMA Biologics, Inc. (A)	94,467	790,689
Alkermes PLC (A)	70,775	3,708,256
Arrowhead Pharmaceuticals, Inc. (A)	9,245	753,560
Ascendis Pharma AS (A)	4,849	1,293,325
Avalo Therapeutics, Inc. (A)	8,879	164,084
Beam Therapeutics, Inc. (A)	58,444	2,005,798
Bicara Therapeutics, Inc. (A)	44,072	1,308,498
Bridgebio Pharma, Inc. (A)	4,823	359,217
Caris Life Sciences, Inc. (A)(B)	4,767	84,948
Celcuity, Inc. (A)	20,671	2,162,600
Celldex Therapeutics, Inc. (A)	69,173	2,573,927
CG oncology, Inc. (A)	46,808	3,325,708
Cogent Biosciences, Inc. (A)	80,129	3,100,992
Corvus Pharmaceuticals, Inc. (A)	58,400	872,496
Cullinan Therapeutics, Inc. (A)	46,451	845,873
Cytokinetics, Inc. (A)	18,821	1,603,361
Denali Therapeutics, Inc. (A)	39,201	1,008,250
Dianthus Therapeutics, Inc. (A)	32,227	3,141,488
Disc Medicine, Inc. (A)	26,832	1,962,492
Dyne Therapeutics, Inc. (A)	56,190	1,247,980
Erasca, Inc. (A)	102,811	1,883,497
Evommune, Inc. (A)	18,900	251,181
	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Halozyme Therapeutics, Inc. (A)	4,653	$ 364,190
Hemab Therapeutics Holdings, Inc. (A)	8,802	323,297
Ideaya Biosciences, Inc. (A)	15,867	591,363
Immunovant, Inc. (A)	45,907	1,768,797
Insmed, Inc. (A)	10,923	1,164,610
Ionis Pharmaceuticals, Inc. (A)	18,180	1,441,492
Kailera Therapeutics, Inc. (A)	45,963	1,012,565
Kodiak Sciences, Inc. (A)	35,826	1,395,781
Krystal Biotech, Inc. (A)	8,112	3,014,987
Kymera Therapeutics, Inc. (A)	41,493	4,758,002
MapLight Therapeutics, Inc. (A)(B)	29,135	1,044,198
Mineralys Therapeutics, Inc. (A)	38,902	1,049,576
Mirum Pharmaceuticals, Inc. (A)	32,805	3,840,481
Monte Rosa Therapeutics, Inc. (A)	98,130	2,374,746
Natera, Inc. (A)	10,584	2,873,027
Nurix Therapeutics, Inc. (A)	67,568	1,639,200
ORIC Pharmaceuticals, Inc. (A)	91,501	990,956
Oruka Therapeutics, Inc. (A)	10,200	970,734
Palvella Therapeutics, Inc. (A)	7,634	1,166,628
Praxis Precision Medicines, Inc. (A)	12,945	4,333,857
Protagonist Therapeutics, Inc. (A)	20,601	2,525,271
PTC Therapeutics, Inc. (A)	22,981	1,874,560
Relay Therapeutics, Inc. (A)	97,732	1,828,566
Replimune Group, Inc. (A)	18,200	201,474
Revolution Medicines, Inc. (A)	3,694	691,812
Rhythm Pharmaceuticals, Inc. (A)	33,093	3,674,316
Roivant Sciences Ltd. (A)	31,860	1,127,525
Scholar Rock Holding Corp. (A)	78,601	4,323,055
Spyre Therapeutics, Inc. (A)	37,306	3,312,027
Stoke Therapeutics, Inc. (A)	35,766	1,170,264
Tango Therapeutics, Inc. (A)	85,472	2,671,855
TG Therapeutics, Inc. (A)	50,896	2,796,226
Travere Therapeutics, Inc. (A)	32,086	1,822,806
Twist Bioscience Corp. (A)	26,092	2,684,345
Tyra Biosciences, Inc. (A)	40,168	1,282,966
Ultragenyx Pharmaceutical, Inc. (A)	31,127	1,039,331
Vaxcyte, Inc. (A)	52,675	3,061,998
Vera Therapeutics, Inc. (A)	46,280	1,985,875
Viridian Therapeutics, Inc. (A)	51,706	949,839
Xencor, Inc. (A)	23,657	380,878
Xenon Pharmaceuticals, Inc. (A)	60,600	3,657,816
Zenas Biopharma, Inc. (A)	28,137	714,117
		114,343,629
Broadline Retail - 0.4%
Global-e Online Ltd. (A)	59,200	2,056,016
Ollie's Bargain Outlet Holdings, Inc. (A)	12,393	952,774
		3,008,790
Building Products - 1.6%
AZZ, Inc.	22,146	3,433,737
CSW Industrials, Inc.	5,695	1,584,918
Griffon Corp.	8,635	842,172
Modine Manufacturing Co. (A)	5,734	1,531,093
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Building Products (continued)
Simpson Manufacturing Co., Inc.	10,008	$ 2,095,175
Zurn Elkay Water Solutions Corp., Class C	39,600	2,000,988
		11,488,083
Capital Markets - 2.5%
Affiliated Managers Group, Inc.	4,920	1,664,928
Lincoln International, Inc. (A)	30,022	716,625
Marex Group PLC	91,251	5,561,748
Miami International Holdings, Inc. (A)	18,400	683,744
StepStone Group, Inc., Class A	24,385	1,008,564
StoneX Group, Inc. (A)	62,099	7,358,731
TPG, Inc.	17,623	714,613
		17,708,953
Chemicals - 1.5%
Balchem Corp.	4,447	751,321
Cabot Corp.	25,101	2,279,673
Element Solutions, Inc.	30,915	1,476,191
NewMarket Corp.	3,077	2,434,645
RPM International, Inc.	21,349	2,372,941
Solstice Advanced Materials, Inc.	15,300	1,355,580
		10,670,351
Commercial Services & Supplies - 0.1%
Brink's Co.	10,948	1,034,476
Communications Equipment - 1.3%
Digi International, Inc. (A)	44,086	3,304,246
Extreme Networks, Inc. (A)	107,411	3,476,894
Harmonic, Inc. (A)	52,224	852,818
Viavi Solutions, Inc. (A)	41,176	1,966,154
		9,600,112
Construction & Engineering - 3.1%
API Group Corp. (A)	32,719	1,385,650
Argan, Inc.	6,884	5,497,218
Cardinal Infrastructure Group, Inc., Class A (A)	24,775	2,333,805
Dycom Industries, Inc. (A)	2,277	1,151,228
Everus Construction Group, Inc. (A)	4,500	746,775
Granite Construction, Inc.	26,283	4,154,817
MYR Group, Inc. (A)	8,391	4,198,856
Valmont Industries, Inc.	5,023	2,901,285
		22,369,634
Construction Materials - 0.4%
Knife River Corp. (A)	36,155	3,024,366
Consumer Finance - 1.4%
Enova International, Inc. (A)	20,072	4,831,933
FirstCash Holdings, Inc.	25,398	5,494,095
		10,326,028
Consumer Staples Distribution & Retail - 0.5%
Casey's General Stores, Inc.	1,976	1,570,505
PriceSmart, Inc.	10,745	2,098,928
		3,669,433
	Shares	Value
COMMON STOCKS (continued)
Diversified Consumer Services - 1.9%
Covista, Inc. (A)	26,653	$ 3,322,563
Frontdoor, Inc. (A)	42,861	3,325,585
Laureate Education, Inc. (A)	67,065	2,435,801
Liberty Live Holdings, Inc., Class C (A)	14,549	1,536,956
Stride, Inc. (A)	18,876	1,627,866
Universal Technical Institute, Inc. (A)	35,750	1,529,028
		13,777,799
Electrical Equipment - 3.3%
Acuity, Inc.	11,807	4,447,225
Dpc Holdings Ltd. (A)	9,449	463,568
EnerSys	21,459	5,017,543
Innio NV (A)	13,765	544,406
Nextpower, Inc., Class A (A)	27,627	3,291,481
nVent Electric PLC	19,870	3,370,151
Powell Industries, Inc.	4,701	1,346,178
Preformed Line Products Co.	1,108	454,900
Shoals Technologies Group, Inc., Class A (A)	130,890	1,295,811
Vicor Corp. (A)	8,304	3,153,693
X-Energy, Inc. (A)	32,143	590,146
		23,975,102
Electronic Equipment, Instruments & Components - 5.1%
Advanced Energy Industries, Inc.	2,599	969,089
Badger Meter, Inc.	10,439	1,548,939
Bel Fuse, Inc., Class B	19,135	6,372,720
Belden, Inc.	46,983	5,633,731
Cognex Corp.	64,509	4,671,742
Fabrinet (A)	2,533	1,423,749
Itron, Inc. (A)	25,736	2,226,936
Novanta, Inc. (A)	13,966	2,265,844
OSI Systems, Inc. (A)	12,964	2,835,227
Plexus Corp. (A)	11,157	3,354,575
Teledyne Technologies, Inc. (A)	7,824	5,217,826
		36,520,378
Energy Equipment & Services - 2.4%
Archrock, Inc.	37,600	1,530,696
Expro Group Holdings NV (A)	108,494	1,602,456
Flowco Holdings, Inc., Class A	64,283	1,371,799
HMH Holding, Inc., Class A (A)	24,796	464,677
Kodiak Gas Services, Inc.	32,000	2,404,160
TechnipFMC PLC	58,086	3,851,102
Tidewater, Inc. (A)	33,831	2,254,160
Weatherford International PLC	44,751	3,647,206
		17,126,256
Entertainment - 0.5%
IMAX Corp. (A)	63,900	2,547,054
TKO Group Holdings, Inc.	6,877	1,384,409
		3,931,463
Financial Services - 1.1%
Euronet Worldwide, Inc. (A)	9,152	669,835
EVERTEC, Inc.	36,460	1,012,859
Marqeta, Inc., Class A (A)	153,204	622,008
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Sezzle, Inc. (A)(B)	21,056	$ 3,613,841
Toast, Inc., Class A (A)	65,151	1,812,501
		7,731,044
Ground Transportation - 0.3%
Saia, Inc. (A)	5,349	2,252,785
Health Care Equipment & Supplies - 3.2%
Establishment Labs Holdings, Inc. (A)	27,620	2,370,072
Glaukos Corp. (A)	6,019	841,216
Globus Medical, Inc., Class A (A)	26,144	2,065,638
Haemonetics Corp. (A)	22,019	1,651,425
Kestra Medical Technologies Ltd. (A)(B)	30,000	763,200
Lantheus Holdings, Inc. (A)	47,847	5,308,146
LeMaitre Vascular, Inc.	31,666	3,038,669
Merit Medical Systems, Inc. (A)	35,557	2,465,522
STERIS PLC	5,950	1,252,892
UFP Technologies, Inc. (A)	13,447	3,565,203
		23,321,983
Health Care Providers & Services - 3.9%
Billiontoone, Inc., Class A (A)	8,922	1,070,462
BrightSpring Health Services, Inc. (A)	102,747	7,165,576
Concentra Group Holdings Parent, Inc.	64,387	1,915,513
Encompass Health Corp.	34,311	3,468,156
Ensign Group, Inc.	15,175	2,432,552
Guardant Health, Inc. (A)	11,827	1,774,405
HealthEquity, Inc. (A)	33,287	3,006,482
LifeStance Health Group, Inc. (A)	148,398	1,589,343
RadNet, Inc. (A)	36,726	2,264,892
Tenet Healthcare Corp. (A)	17,805	3,330,959
		28,018,340
Health Care REITs - 0.6%
American Healthcare, Inc.	37,874	1,975,129
CareTrust, Inc.	51,000	2,057,850
		4,032,979
Health Care Technology - 0.2%
Waystar Holding Corp. (A)	83,462	1,713,475
Hotel & Resort REITs - 0.5%
Ryman Hospitality Properties, Inc.	26,960	3,465,708
Hotels, Restaurants & Leisure - 1.9%
Boyd Gaming Corp.	19,929	1,760,329
Brinker International, Inc. (A)	10,630	1,785,840
Cava Group, Inc. (A)	7,726	606,336
Churchill Downs, Inc.	10,870	974,387
Dutch Bros, Inc., Class A (A)	29,246	2,100,155
Life Time Group Holdings, Inc. (A)	36,100	1,474,324
Monarch Casino & Resort, Inc.	7,773	1,023,005
Navan, Inc., Class A (A)	62,777	1,435,710
Travel & Leisure Co.	32,256	2,465,326
		13,625,412
Household Durables - 1.6%
Cavco Industries, Inc. (A)	3,644	2,238,801
Green Brick Partners, Inc. (A)	31,731	2,539,749
	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
Installed Building Products, Inc.	11,118	$ 2,555,361
SharkNinja, Inc. (A)	28,600	4,354,922
		11,688,833
Independent Power & Renewable Electricity Producers - 0.1%
Fervo Energy Co., Class A (A)	22,430	655,629
Industrial REITs - 0.2%
Rexford Industrial Realty, Inc.	42,617	1,427,669
Insurance - 1.6%
Oscar Health, Inc., Class A (A)	75,915	2,165,096
Palomar Holdings, Inc. (A)	10,658	1,347,065
Primerica, Inc.	7,368	2,093,985
SiriusPoint Ltd. (A)	73,528	1,764,672
Skyward Specialty Insurance Group, Inc. (A)	68,282	3,984,255
		11,355,073
Interactive Media & Services - 0.2%
Cargurus, Inc. (A)	20,369	694,379
EverQuote, Inc., Class A (A)	38,800	923,052
		1,617,431
IT Services - 0.4%
DigitalOcean Holdings, Inc. (A)	5,408	849,218
Fastly, Inc., Class A (A)	94,127	1,728,172
		2,577,390
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc., Class A (A)	105,237	4,034,787
Adaptive Biotechnologies Corp. (A)	86,379	1,852,829
Charles River Laboratories International, Inc. (A)	10,861	2,463,166
Medpace Holdings, Inc. (A)	4,379	2,319,075
Repligen Corp. (A)	8,971	1,224,003
		11,893,860
Machinery - 6.0%
Allison Transmission Holdings, Inc.	8,818	994,141
Atmus Filtration Technologies, Inc.	95,426	4,865,772
Blue Bird Corp. (A)	23,070	1,821,607
Crane Co.	6,939	1,547,883
Enpro, Inc.	5,445	2,052,384
Esab Corp.	32,772	3,232,302
ESCO Technologies, Inc.	16,634	5,822,566
Federal Signal Corp.	43,066	5,533,550
JBT Marel Corp.	24,294	3,522,630
Kadant, Inc.	8,009	2,516,668
Mueller Industries, Inc.	29,482	3,624,222
SPX Technologies, Inc. (A)	7,630	1,870,647
Toro Co.	15,410	1,501,242
Watts Water Technologies, Inc., Class A	11,673	4,569,396
		43,475,010
Marine Transportation - 0.3%
Kirby Corp. (A)	17,048	2,318,017
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Media - 0.4%
DoubleVerify Holdings, Inc. (A)	117,921	$ 1,278,263
Nexstar Media Group, Inc.	8,413	1,502,478
		2,780,741
Metals & Mining - 1.9%
Alamos Gold, Inc., Class A (B)	19,500	591,222
Almonty Industries, Inc. (A)	42,778	708,404
Artemis Gold, Inc. (A)	37,600	827,425
Coeur Mining, Inc.	121,287	1,979,404
First Quantum Minerals Ltd. (A)	22,500	614,595
Ivanhoe Electric, Inc. (A)	48,989	470,784
Materion Corp.	2,400	713,736
MP Materials Corp. (A)(B)	15,357	860,146
SSR Mining, Inc. (A)	70,380	1,990,346
U.S. Antimony Corp. (A)	108,500	787,710
USA Rare Earth, Inc. (A)	110,382	2,382,044
Warrior Met Coal, Inc.	18,659	1,514,364
		13,440,180
Oil, Gas & Consumable Fuels - 2.4%
Centrus Energy Corp., Class A (A)	3,997	670,976
Energy Fuels, Inc. (A)	140,739	2,040,716
Golar LNG Ltd.	13,896	692,577
Matador Resources Co.	21,377	1,064,147
Permian Resources Corp.	226,182	4,164,011
Range Resources Corp.	61,354	2,281,755
Uranium Energy Corp. (A)	393,661	4,196,426
Viper Energy, Inc., Class A	42,688	1,809,971
		16,920,579
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	11,304	889,173
Personal Care Products - 0.2%
Interparfums, Inc.	11,590	1,296,457
Pharmaceuticals - 2.5%
Alumis, Inc. (A)	77,715	2,186,900
AtaiBeckley, Inc. (A)	59,100	311,457
Avalyn Pharma, Inc. (A)	28,042	923,143
Axsome Therapeutics, Inc. (A)	1,873	458,454
Crinetics Pharmaceuticals, Inc. (A)	83,168	3,112,147
Definium Therapeutics, Inc. (A)	51,914	2,442,035
Edgewise Therapeutics, Inc. (A)	21,742	883,377
Enliven Therapeutics, Inc. (A)	33,506	1,700,429
Indivior Pharmaceuticals, Inc. (A)	37,136	1,523,690
Ligand Pharmaceuticals, Inc. (A)	3,400	1,074,706
Liquidia Corp. (A)	25,646	2,044,756
MediWound Ltd. (A)(B)	12,300	180,810
Ocular Therapeutix, Inc. (A)	117,848	1,157,267
Prestige Consumer Healthcare, Inc. (A)	6,996	330,701
		18,329,872
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp.	18,992	1,152,245
FTI Consulting, Inc. (A)	12,532	1,867,393
		3,019,638
	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development - 0.1%
Compass, Inc., Class A (A)	61,300	$ 755,829
Retail REITs - 0.1%
NETSTREIT Corp. (B)	46,361	979,608
Semiconductors & Semiconductor Equipment - 7.5%
Ambarella, Inc. (A)	26,603	2,282,537
Axcelis Technologies, Inc. (A)	14,606	2,767,107
AXT, Inc. (A)	30,471	2,196,350
Cohu, Inc. (A)	17,946	1,326,389
Diodes, Inc. (A)	27,037	2,958,929
Entegris, Inc.	25,025	4,500,996
FormFactor, Inc. (A)	4,700	751,671
Impinj, Inc. (A)	10,200	1,460,946
Kulicke & Soffa Industries, Inc.	5,100	682,176
Lattice Semiconductor Corp. (A)	20,636	3,156,483
MACOM Technology Solutions Holdings, Inc. (A)	7,702	2,929,610
MaxLinear, Inc. (A)	32,584	4,171,730
MKS, Inc.	9,943	4,422,646
Onto Innovation, Inc. (A)	6,865	2,598,059
Photronics, Inc. (A)	53,648	1,745,169
Power Integrations, Inc.	14,600	1,222,896
Rambus, Inc. (A)	33,907	4,500,815
SiTime Corp. (A)	1,596	1,189,914
Skyworks Solutions, Inc.	52,353	3,549,533
Tower Semiconductor Ltd. (A)	8,767	2,285,031
Veeco Instruments, Inc. (A)	47,342	3,588,524
		54,287,511
Software - 8.3%
A10 Networks, Inc.	46,196	1,725,883
ACI Worldwide, Inc. (A)	53,727	2,701,931
Adeia, Inc.	88,681	2,920,265
Agilysys, Inc. (A)	15,474	1,617,033
Alarm.com Holdings, Inc. (A)	22,204	1,037,371
Appfolio, Inc., Class A (A)	15,638	2,507,553
Arteris, Inc. (A)	20,885	1,014,802
Bill Holdings, Inc. (A)	57,158	2,066,833
BlackBerry Ltd. (A)	88,816	1,123,522
BlackLine, Inc. (A)	16,853	473,064
CCC Intelligent Solutions Holdings, Inc. (A)	378,779	1,954,500
Cipher Digital, Inc. (A)	103,240	2,529,380
Clear Secure, Inc., Class A	25,500	1,421,115
Commvault Systems, Inc. (A)	8,151	1,155,241
Core Scientific, Inc. (A)	77,101	1,973,015
Descartes Systems Group, Inc. (A)	35,272	2,442,233
D-Wave Quantum, Inc. (A)(B)	75,680	1,815,563
HubSpot, Inc. (A)	7,900	1,441,829
Hut 8 Corp. (A)	19,073	2,201,882
InterDigital, Inc.	26,077	7,383,181
JFrog Ltd. (A)	52,836	4,801,736
Mitek Systems, Inc. (A)	57,730	1,162,105
Pegasystems, Inc.	36,438	1,092,047
Procore Technologies, Inc. (A)	23,559	956,967
PTC, Inc. (A)	18,386	2,088,833
Q2 Holdings, Inc. (A)	28,432	1,367,579
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Samsara, Inc., Class A (A)	91,577	$ 2,969,842
ServiceTitan, Inc., Class A (A)	16,000	1,131,360
SPS Commerce, Inc. (A)	10,021	572,901
Teradata Corp. (A)	19,870	688,496
Workiva, Inc. (A)	29,553	1,433,616
		59,771,678
Specialized REITs - 0.4%
Lamar Advertising Co., Class A	8,800	1,372,624
Outfront Media, Inc.	42,800	1,402,128
		2,774,752
Specialty Retail - 1.4%
Abercrombie & Fitch Co., Class A (A)	29,816	2,683,738
Boot Barn Holdings, Inc. (A)	15,998	2,627,991
Build-A-Bear Workshop, Inc. (B)	18,514	566,714
Burlington Stores, Inc. (A)	2,771	877,853
Urban Outfitters, Inc. (A)	29,208	2,069,679
Victoria's Secret & Co. (A)	12,200	1,018,456
		9,844,431
Textiles, Apparel & Luxury Goods - 0.7%
Amer Sports, Inc. (A)	49,385	1,671,188
Birkenstock Holding PLC (A)(B)	16,924	728,240
Crocs, Inc. (A)	8,357	1,008,188
	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Ermenegildo Zegna NV	34,100	$ 443,982
Kontoor Brands, Inc.	10,284	857,069
		4,708,667
Trading Companies & Distributors - 0.8%
Applied Industrial Technologies, Inc.	8,503	2,875,290
McGrath RentCorp	7,136	863,670
SiteOne Landscape Supply, Inc. (A)	19,593	2,241,635
		5,980,595
Total Common Stocks (Cost $587,016,192)		718,801,006
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (C)	1,632,994	1,632,994
Total Other Investment Company (Cost $1,632,994)		1,632,994
Total Investments (Cost $588,649,186)		720,434,000
Net Other Assets (Liabilities) - 0.1%		557,697
Net Assets - 100.0%		$ 720,991,697
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$718,801,006	$—	$—	$718,801,006
Other Investment Company	1,632,994	—	—	1,632,994
Total Investments	$720,434,000	$—	$—	$720,434,000
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $9,677,375, collateralized by cash collateral of $1,632,994 and non-cash collateral, such as U.S. government securities of $8,276,362. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at June 30, 2026.
(D)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica T. Rowe Price Small Cap VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Investments, at value (cost $588,649,186) (including securities loaned of $9,677,375)	$720,434,000
Cash	4,633,170
Receivables and other assets:
Investments sold	3,250,052
Net income from securities lending	16,273
Dividends	146,368
Prepaid expenses	2,583
Total assets	728,482,446
Liabilities:
Cash collateral received upon return of:
Securities on loan	1,632,994
Payables and other liabilities:
Investments purchased	4,328,735
Interest expense	1,213
Shares of beneficial interest redeemed	855,475
Investment management fees	475,518
Distribution and service fees	95,221
Transfer agent costs	1,279
Trustee and CCO fees	3,441
Audit and tax fees	11,629
Custody fees	20,119
Legal fees	1,044
Printing and shareholder reports fees	51,776
Other accrued expenses	12,305
Total liabilities	7,490,749
Net assets	$720,991,697
Net assets consist of:
Capital stock ($0.01 par value)	$581,109
Additional paid-in capital	422,217,809
Total distributable earnings (accumulated losses)	298,192,779
Net assets	$720,991,697
Net assets by class:
Initial Class	$272,779,231
Service Class	448,212,466
Shares outstanding:
Initial Class	19,409,859
Service Class	38,701,075
Net asset value and offering price per share:
Initial Class	$14.05
Service Class	11.58
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income	$1,393,264
Interest income	25,412
Net income from securities lending	65,846
Withholding taxes on foreign income	(11,500)
Total investment income	1,473,022
Expenses:
Investment management fees	2,621,094
Distribution and service fees:
Service Class	515,952
Transfer agent costs	3,683
Trustee and CCO fees	16,811
Audit and tax fees	13,348
Custody fees	25,813
Legal fees	24,481
Printing and shareholder reports fees	55,754
Interest	9,811
Other	31,662
Total expenses	3,318,409
Net investment income (loss)	(1,845,387)
Net realized gain (loss) on:
Investments	104,149,166
Foreign currency transactions	(2,701)
Net realized gain (loss)	104,146,465
Net change in unrealized appreciation (depreciation) on:
Investments	27,423,306
Net realized and change in unrealized gain (loss)	131,569,771
Net increase (decrease) in net assets resulting from operations	$129,724,384
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica T. Rowe Price Small Cap VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$(1,845,387)	$(3,417,746)
Net realized gain (loss)	104,146,465	70,743,293
Net change in unrealized appreciation (depreciation)	27,423,306	(5,937,765)
Net increase (decrease) in net assets resulting from operations	129,724,384	61,387,782
Dividends and/or distributions to shareholders:
Initial Class	—	(38,205,872)
Service Class	—	(71,630,779)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(109,836,651)
Capital share transactions:
Proceeds from shares sold:
Initial Class	8,304,810	14,441,836
Service Class	2,507,434	12,830,362
	10,812,244	27,272,198
Dividends and/or distributions reinvested:
Initial Class	—	38,205,872
Service Class	—	71,630,779
	—	109,836,651
Cost of shares redeemed:
Initial Class	(41,594,636)	(40,030,670)
Service Class	(35,308,717)	(43,351,462)
	(76,903,353)	(83,382,132)
Net increase (decrease) in net assets resulting from capital share transactions	(66,091,109)	53,726,717
Net increase (decrease) in net assets	63,633,275	5,277,848
Net assets:
Beginning of period/year	657,358,422	652,080,574
End of period/year	$720,991,697	$657,358,422
Capital share transactions - shares:
Shares issued:
Initial Class	654,604	1,207,312
Service Class	246,288	1,262,065
	900,892	2,469,377
Shares reinvested:
Initial Class	—	3,378,061
Service Class	—	7,669,249
	—	11,047,310
Shares redeemed:
Initial Class	(3,278,047)	(3,326,881)
Service Class	(3,397,680)	(4,336,636)
	(6,675,727)	(7,663,517)
Net increase (decrease) in shares outstanding:
Initial Class	(2,623,443)	1,258,492
Service Class	(3,151,392)	4,594,678
	(5,774,835)	5,853,170
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica T. Rowe Price Small Cap VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$11.62	$12.40	$11.39	$9.78	$19.01	$18.92
Investment operations:
Net investment income (loss)(A)	(0.02)	(0.05)	(0.04)	(0.03)	(0.03)	(0.08)
Net realized and unrealized gain (loss)	2.45	1.27	1.50	2.07	(3.97)	2.17
Total investment operations	2.43	1.22	1.46	2.04	(4.00)	2.09
Dividends and/or distributions to shareholders:
Net realized gains	—	(2.00)	(0.45)	(0.43)	(5.23)	(2.00)
Net asset value, end of period/year	$14.05	$11.62	$12.40	$11.39	$9.78	$19.01
Total return(B)	20.91%(C)	10.27%	12.78%	21.20%	(22.39)%	11.37%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$272,779	$256,047	$257,691	$313,491	$272,748	$448,767
Expenses to average net assets	0.83%(D)	0.83%	0.83%	0.84%	0.81%	0.81%
Net investment income (loss) to average net assets	(0.40)%(D)	(0.38)%	(0.37)%	(0.31)%	(0.24)%	(0.43)%
Portfolio turnover rate	46%(C)	51%	45%	46%	33%	28%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$9.59	$10.59	$9.80	$8.49	$17.39	$17.51
Investment operations:
Net investment income (loss)(A)	(0.03)	(0.06)	(0.06)	(0.05)	(0.06)	(0.12)
Net realized and unrealized gain (loss)	2.02	1.06	1.30	1.79	(3.61)	2.00
Total investment operations	1.99	1.00	1.24	1.74	(3.67)	1.88
Dividends and/or distributions to shareholders:
Net realized gains	—	(2.00)	(0.45)	(0.43)	(5.23)	(2.00)
Net asset value, end of period/year	$11.58	$9.59	$10.59	$9.80	$8.49	$17.39
Total return(B)	20.75%(C)	9.93%	12.61%	20.88%	(22.60)%	11.08%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$448,213	$401,311	$394,390	$375,685	$334,348	$479,458
Expenses to average net assets	1.08%(D)	1.08%	1.08%	1.09%	1.06%	1.06%
Net investment income (loss) to average net assets	(0.64)%(D)	(0.63)%	(0.62)%	(0.56)%	(0.49)%	(0.67)%
Portfolio turnover rate	46%(C)	51%	45%	46%	33%	28%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica T. Rowe Price Small Cap VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2026 by the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2026, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
For the period ended June 30, 2026, the Portfolio's average borrowings are as follows:
Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$21,100,000	3	4.88%
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$1,632,994	$—	$—	$—	$1,632,994
Total Borrowings	$1,632,994	$—	$—	$—	$1,632,994
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Small capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Liquidity risk: The Portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Portfolio to sell. This may prevent the Portfolio from limiting losses.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the Portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Portfolio had not fair-valued securities or had used a different valuation methodology. The Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Sector focus risk: To the extent the Portfolio invests more heavily in a particular market sector, the value of the Portfolio’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the Portfolio will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Health care sector risk: Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, approval of products by government agencies,
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
increases or decreases in the cost of medical products, services and patient care, pricing pressure (including price discounting), shortages of skilled personnel and increased personnel costs, limited product lines, product obsolescence, and an increased emphasis on the delivery of healthcare through outpatient services. These companies may also be subject to extensive litigation based on product liability and similar claims. Many health care companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability.
Industrials sector risk: The prices of securities in the industrials sector can be volatile and can be impacted significantly by supply and demand for certain products and services, product obsolescence, product liability and environmental damage claims, changes in consumer spending, government regulation, import controls, trading and tariff arrangements, trade disruptions, commodity prices and availability, exchange rates, world events, general economic conditions and other factors. In addition, certain companies in the industrials sector may be cyclical and have occasional sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs.
Information technology sector risk: Information technology companies face intense competition and potentially rapid product obsolescence, including due to rapid development of technological innovations and frequent new product introduction. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Such companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss, impairment of, or inability to enforce those rights. They are also facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. These companies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.78%
Over $1 billion up to $1.5 billion	0.77
Over $1.5 billion	0.76
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.88%	May 1, 2027
Service Class	1.13	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
8. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$313,070,124	$—	$380,462,485	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$588,649,186	$159,102,449	$(27,317,635)	$131,784,814
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica T. Rowe Price Small Cap VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica T. Rowe Price Small Cap VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica T. Rowe Price Small Cap VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica T. Rowe Price Small Cap VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica T. Rowe Price Small Cap VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica T. Rowe Price Small Cap VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3- and 5-year periods and in line with the median for its peer universe for the past 10-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 5- and 10-year periods and below the benchmark for the past 1- and 3-year periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica T. Rowe Price Small Cap VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica TSW International Equity VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Australia - 2.8%
BHP Group Ltd.	13,600	$ 566,752
Macquarie Group Ltd.	13,300	2,312,126
Santos Ltd.	332,600	1,649,990
Sonic Healthcare Ltd.	90,200	1,298,044
Whitehaven Coal Ltd.	166,800	884,324
		6,711,236
Belgium - 2.3%
Anheuser-Busch InBev SA	31,000	2,561,523
KBC Group NV	22,600	3,086,746
		5,648,269
Canada - 0.5%
CCL Industries, Inc., Class B	18,100	1,180,121
Denmark - 1.5%
Novo Nordisk AS, Class B	19,800	950,933
Rockwool AS, B Shares	26,500	849,957
Vestas Wind Systems AS	61,123	1,730,598
		3,531,488
France - 12.5%
Accor SA	46,100	2,674,026
Amundi SA (A)	21,600	2,073,470
Capgemini SE	21,498	2,158,239
Cie de Saint-Gobain SA	21,800	1,976,876
Credit Agricole SA	94,900	1,908,731
Edenred SE	73,600	1,891,971
FDJ UNITED (B)	18,300	447,313
Nexans SA	6,500	1,081,879
Rexel SA	22,700	994,498
Sanofi SA	24,968	2,134,853
Societe Generale SA	68,700	6,080,644
TotalEnergies SE	24,900	1,925,404
Veolia Environnement SA	119,356	4,973,711
		30,321,615
Germany - 11.5%
Allianz SE	5,041	2,386,147
BASF SE	18,200	972,846
CTS Eventim AG & Co. KGaA	24,637	1,439,015
Deutsche Boerse AG	8,800	2,400,197
Deutsche Post AG	30,400	1,848,212
Heidelberg Materials AG	10,000	1,907,699
Infineon Technologies AG	48,685	4,586,219
Merck KGaA	18,000	3,017,604
SAP SE	17,600	2,713,007
Siemens AG	13,807	4,439,047
Zalando SE (A)(C)	76,800	2,225,360
		27,935,353
Hong Kong - 2.3%
CK Asset Holdings Ltd.	311,000	1,756,978
CK Hutchison Holdings Ltd.	372,500	3,157,174
SITC International Holdings Co. Ltd.	141,700	568,437
		5,482,589
	Shares	Value
COMMON STOCKS (continued)
Ireland - 6.0%
AerCap Holdings NV	22,390	$ 3,264,014
AIB Group PLC	346,300	4,069,885
DCC PLC	33,908	2,806,416
Ryanair Holdings PLC	63,200	1,975,550
Smurfit WestRock PLC	53,221	2,462,003
		14,577,868
Israel - 0.8%
Check Point Software Technologies Ltd. (C)	14,000	1,840,020
Japan - 20.0%
Canon, Inc. (B)	41,600	1,065,392
Dai Nippon Printing Co. Ltd.	66,200	1,214,669
Daikin Industries Ltd.	9,500	1,449,118
FANUC Corp.	47,100	2,168,772
Fujitsu Ltd.	116,600	2,316,841
Hitachi Ltd.	140,700	3,894,026
Komatsu Ltd.	38,900	1,518,946
Kyocera Corp.	43,100	955,873
Nintendo Co. Ltd.	20,600	866,024
Nomura Holdings, Inc.	220,100	1,932,463
Olympus Corp.	123,900	1,297,380
ORIX Corp.	139,800	5,325,192
Panasonic Holdings Corp.	158,100	4,447,888
Rakuten Group, Inc. (C)	253,500	1,183,257
Renesas Electronics Corp.	114,300	3,528,308
SBI Holdings, Inc.	133,900	2,195,798
Seven & i Holdings Co. Ltd.	202,500	2,428,456
Shin-Etsu Chemical Co. Ltd.	31,600	1,377,427
Sony Group Corp.	185,900	3,741,063
Sumitomo Mitsui Financial Group, Inc.	140,700	5,515,304
		48,422,197
Luxembourg - 1.5%
ArcelorMittal SA	5,900	355,729
Eurofins Scientific SE	28,300	2,214,604
Tenaris SA	35,600	985,490
		3,555,823
Netherlands - 6.4%
ASML Holding NV	4,046	8,011,790
EXOR NV	6,600	505,639
ING Groep NV, Series N	96,300	3,038,582
Koninklijke Philips NV	69,420	1,887,853
Prosus NV	48,485	2,106,848
		15,550,712
Norway - 2.5%
Aker BP ASA	62,338	1,901,908
DNB Bank ASA	142,200	4,233,613
		6,135,521
Republic of Korea - 3.0%
Samsung Electronics Co. Ltd.	32,400	7,189,467
Singapore - 1.5%
DBS Group Holdings Ltd.	74,470	3,770,773
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Spain - 0.7%
Cellnex Telecom SA (A)(B)(C)	59,094	$ 1,766,654
Sweden - 2.4%
Boliden AB	19,800	1,118,769
Essity AB, Class B	62,600	1,772,442
Skandinaviska Enskilda Banken AB, Class A	143,600	2,859,222
		5,750,433
Switzerland - 7.1%
Cie Financiere Richemont SA, Class A	9,300	2,146,704
Glencore PLC (C)	330,200	2,251,442
Julius Baer Group Ltd.	22,000	1,900,797
Nestle SA	34,476	3,536,036
Novartis AG	13,680	2,138,079
Roche Holding AG	12,632	5,192,842
		17,165,900
United Kingdom - 12.2%
Aviva PLC	189,665	1,635,251
Barratt Redrow PLC	184,900	689,559
BP PLC	353,300	2,177,649
Bunzl PLC	28,200	984,146
GSK PLC	95,239	2,500,298
Inchcape PLC	81,487	833,362
Informa PLC	75,704	908,264
Kingfisher PLC	181,700	682,223
Legal & General Group PLC	410,700	1,557,114
Lloyds Banking Group PLC	3,102,900	4,541,177
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Pearson PLC	114,200	$ 1,814,791
Persimmon PLC	53,500	745,924
Reckitt Benckiser Group PLC	26,172	1,704,675
Shell PLC	59,600	2,315,757
Smith & Nephew PLC	59,500	859,905
Tesco PLC	349,574	2,131,036
Unilever PLC	38,260	2,298,185
Wise Group PLC (C)	103,700	1,243,101
		29,622,417
United States - 0.3%
Linde PLC	1,300	674,622
Total Common Stocks (Cost $175,228,868)		236,833,078
PREFERRED STOCK - 0.6%
Germany - 0.6%
Henkel AG & Co. KGaA,
2.82% (D)	18,200	1,530,613
Total Preferred Stock (Cost $1,452,843)		1,530,613
Total Investments (Cost $176,681,711)		238,363,691
Net Other Assets (Liabilities) - 1.6%		3,828,399
Net Assets - 100.0%		$ 242,192,090
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	16.4%	$39,104,677
Semiconductors & Semiconductor Equipment	6.8	16,126,317
Pharmaceuticals	6.7	15,934,609
Oil, Gas & Consumable Fuels	5.7	13,661,448
Capital Markets	5.4	12,814,851
Industrial Conglomerates	4.8	11,490,247
Household Durables	4.0	9,624,434
Financial Services	3.8	8,965,903
Technology Hardware, Storage & Peripherals	3.5	8,254,859
Insurance	2.3	5,578,512
Trading Companies & Distributors	2.2	5,242,658
Household Products	2.1	5,007,730
Multi-Utilities	2.1	4,973,711
Consumer Staples Distribution & Retail	1.9	4,559,492
Software	1.9	4,553,027
IT Services	1.9	4,475,080
Metals & Mining	1.8	4,292,692
Building Products	1.8	4,275,951
Health Care Equipment & Supplies	1.7	4,045,138
Machinery	1.5	3,687,718
Containers & Packaging	1.5	3,642,124
Food Products	1.5	3,536,036
Broadline Retail	1.4	3,290,105
Hotels, Restaurants & Leisure	1.3	3,121,339
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Chemicals	1.3%	$3,024,895
Specialty Retail	1.2	2,907,583
Electrical Equipment	1.2	2,812,477
Beverages	1.1	2,561,523
Entertainment	1.0	2,305,039
Personal Care Products	1.0	2,298,185
Life Sciences Tools & Services	0.9	2,214,604
Textiles, Apparel & Luxury Goods	0.9	2,146,704
Passenger Airlines	0.8	1,975,550
Construction Materials	0.8	1,907,699
Air Freight & Logistics	0.8	1,848,212
Diversified Consumer Services	0.8	1,814,791
Diversified Telecommunication Services	0.7	1,766,654
Real Estate Management & Development	0.7	1,756,978
Health Care Providers & Services	0.5	1,298,044
Commercial Services & Supplies	0.5	1,214,669
Energy Equipment & Services	0.4	985,490
Electronic Equipment, Instruments & Components	0.4	955,873
Media	0.4	908,264
Distributors	0.4	833,362
Marine Transportation	0.2	568,437
Total Investments	100.0%	$ 238,363,691
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$9,420,780	$227,412,298	$—	$236,833,078
Preferred Stock	—	1,530,613	—	1,530,613
Total Investments	$9,420,780	$228,942,911	$—	$238,363,691
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the total value of 144A securities is $6,065,484, representing 2.5% of the
Portfolio's net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $2,628,898, collateralized by non-cash collateral, such as U.S.
government securities of $2,763,641. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at June 30, 2026.
(E)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW International Equity VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Investments, at value (cost $176,681,711) (including securities loaned of $2,628,898)	$238,363,691
Cash	2,790,875
Foreign currency, at value (cost $110,095)	110,575
Receivables and other assets:
Investments sold	21
Net income from securities lending	3,135
Shares of beneficial interest sold	162,976
Dividends	246,195
Tax reclaims	1,052,087
Prepaid expenses	780
Total assets	242,730,335
Liabilities:
Payables and other liabilities:
Investments purchased	150,316
Shares of beneficial interest redeemed	146,629
Investment management fees	163,367
Distribution and service fees	18,873
Transfer agent costs	363
Trustee and CCO fees	870
Audit and tax fees	10,560
Custody fees	28,203
Legal fees	67
Printing and shareholder reports fees	11,145
Other accrued expenses	7,852
Total liabilities	538,245
Net assets	$242,192,090
Net assets consist of:
Capital stock ($0.01 par value)	$122,133
Additional paid-in capital	149,205,717
Total distributable earnings (accumulated losses)	92,864,240
Net assets	$242,192,090
Net assets by class:
Initial Class	$156,757,083
Service Class	85,435,007
Shares outstanding:
Initial Class	7,867,493
Service Class	4,345,849
Net asset value and offering price per share:
Initial Class	$19.92
Service Class	19.66
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income	$5,251,111
Interest income	27,719
Net income from securities lending	20,317
Withholding taxes on foreign income	(530,157)
Total investment income	4,768,990
Expenses:
Investment management fees	887,910
Distribution and service fees:
Service Class	103,179
Transfer agent costs	1,205
Trustee and CCO fees	5,558
Audit and tax fees	11,705
Custody fees	31,602
Legal fees	8,177
Printing and shareholder reports fees	14,233
Other	11,485
Total expenses	1,075,054
Net investment income (loss)	3,693,936
Net realized gain (loss) on:
Investments	8,943,698
Foreign currency transactions	5,809
Net realized gain (loss)	8,949,507
Net change in unrealized appreciation (depreciation) on:
Investments	12,474,775
Translation of assets and liabilities denominated in foreign currencies	(30,874)
Net change in unrealized appreciation (depreciation)	12,443,901
Net realized and change in unrealized gain (loss)	21,393,408
Net increase (decrease) in net assets resulting from operations	$25,087,344
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW International Equity VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$3,693,936	$4,121,250
Net realized gain (loss)	8,949,507	16,381,409
Net change in unrealized appreciation (depreciation)	12,443,901	33,866,883
Net increase (decrease) in net assets resulting from operations	25,087,344	54,369,542
Dividends and/or distributions to shareholders:
Initial Class	—	(9,093,140)
Service Class	—	(5,300,000)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(14,393,140)
Capital share transactions:
Proceeds from shares sold:
Initial Class	31,556,305	37,800,591
Service Class	6,782,495	11,781,585
	38,338,800	49,582,176
Dividends and/or distributions reinvested:
Initial Class	—	9,093,140
Service Class	—	5,300,000
	—	14,393,140
Cost of shares redeemed:
Initial Class	(20,201,382)	(72,715,584)
Service Class	(11,586,005)	(14,200,015)
	(31,787,387)	(86,915,599)
Net increase (decrease) in net assets resulting from capital share transactions	6,551,413	(22,940,283)
Net increase (decrease) in net assets	31,638,757	17,036,119
Net assets:
Beginning of period/year	210,553,333	193,517,214
End of period/year	$242,192,090	$210,553,333
Capital share transactions - shares:
Shares issued:
Initial Class	1,683,963	2,188,788
Service Class	362,660	718,439
	2,046,623	2,907,227
Shares reinvested:
Initial Class	—	551,099
Service Class	—	324,954
	—	876,053
Shares redeemed:
Initial Class	(1,076,588)	(4,417,776)
Service Class	(629,080)	(866,810)
	(1,705,668)	(5,284,586)
Net increase (decrease) in shares outstanding:
Initial Class	607,375	(1,677,889)
Service Class	(266,420)	176,583
	340,955	(1,501,306)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW International Equity VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$17.82	$14.52	$14.45	$12.65	$16.04	$14.40
Investment operations:
Net investment income (loss)(A)	0.31	0.36	0.34	0.30	0.34	0.31
Net realized and unrealized gain (loss)	1.79	4.17	0.18	1.65	(2.70)	1.62
Total investment operations	2.10	4.53	0.52	1.95	(2.36)	1.93
Dividends and/or distributions to shareholders:
Net investment income	—	(0.39)	(0.45)	(0.15)	(0.47)	(0.29)
Net realized gains	—	(0.84)	—	—	(0.56)	—
Total dividends and/or distributions to shareholders	—	(1.23)	(0.45)	(0.15)	(1.03)	(0.29)
Net asset value, end of period/year	$19.92	$17.82	$14.52	$14.45	$12.65	$16.04
Total return(B)	11.78%(C)	31.86%	3.38%	15.48%	(14.40)%	13.41%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$156,757	$129,366	$129,798	$124,632	$102,637	$124,895
Expenses to average net assets	0.84%(D)	0.86%	0.86%	0.86%	0.85%	0.85%
Net investment income (loss) to average net assets	3.32%(D)	2.19%	2.29%	2.21%	2.49%	1.97%
Portfolio turnover rate	13%(C)	19%	24%	17%	14%	19%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$17.60	$14.37	$14.31	$12.52	$15.88	$14.26
Investment operations:
Net investment income (loss)(A)	0.28	0.31	0.29	0.27	0.31	0.26
Net realized and unrealized gain (loss)	1.78	4.11	0.18	1.63	(2.68)	1.62
Total investment operations	2.06	4.42	0.47	1.90	(2.37)	1.88
Dividends and/or distributions to shareholders:
Net investment income	—	(0.35)	(0.41)	(0.11)	(0.43)	(0.26)
Net realized gains	—	(0.84)	—	—	(0.56)	—
Total dividends and/or distributions to shareholders	—	(1.19)	(0.41)	(0.11)	(0.99)	(0.26)
Net asset value, end of period/year	$19.66	$17.60	$14.37	$14.31	$12.52	$15.88
Total return(B)	11.70%(C)	31.42%	3.11%	15.26%	(14.63)%	13.20%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$85,435	$81,187	$63,719	$64,782	$59,762	$77,923
Expenses to average net assets	1.09%(D)	1.11%	1.11%	1.11%	1.10%	1.10%
Net investment income (loss) to average net assets	2.99%(D)	1.92%	1.96%	2.02%	2.29%	1.67%
Portfolio turnover rate	13%(C)	19%	24%	17%	14%	19%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica TSW International Equity VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
The dollar amount of applicable foreign withholding taxes on foreign income is included on a net basis in Withholding taxes on foreign income within the Statement of Operations. The Portfolio records a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims, if any, that have been recorded but not yet received are reflected in Tax reclaims within the Statement of Assets and Liabilities.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2026, commissions recaptured are $2,335.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2026, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
For the period ended June 30, 2026, the Portfolio's average borrowings are as follows:
Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$1,781,818	11	4.88%
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
5. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Small and medium capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Currency risk: The value of a Portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Focused investing risk: To the extent the Portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Sector focus risk: To the extent the Portfolio invests more heavily in a particular market sector, the value of the Portfolio’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the Portfolio will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Financial sector risk: Companies in the financial services sector are subject to extensive governmental regulation and their profitability is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change, changes in the rate of consumer or corporate debt defaults or due to increased competition. Credit rating downgrades resulting from financial difficulties of borrowers, decreased liquidity in credit markets, and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.77%
Over $250 million up to $1 billion	0.74
Over $1 billion up to $2 billion	0.72
Over $2 billion up to $6 billion	0.69
Over $6 billion up to $8 billion	0.68
Over $8 billion	0.66
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.91%	May 1, 2027
Service Class	1.16	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
7. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$52,207,216	$—	$30,058,461	$—
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$176,681,711	$68,260,017	$(6,578,037)	$61,681,980
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
10. SUBSEQUENT EVENT
The Board of Trustees has approved the termination of Thompson, Siegel & Walmsley, LLC (“TSW”) as the sub-adviser to the Portfolio and the appointment of Great Lakes Advisors, LLC (“Great Lakes”) as the sub-adviser to the Portfolio.
It is anticipated that the termination of TSW and the appointment of Great Lakes will occur on or about November 1, 2026. TAM will continue to serve as the Portfolio's investment manager.
In connection with the change to Great Lakes as sub-adviser, there will also be changes to the Portfolio's name, investment objective, principal investment strategies, principal risks, management and sub-advisory fee schedules, and expense limitation agreement.
The sub-adviser and related changes are further described in supplements to the Portfolio’s prospectus, summary prospectus and statement of additional information dated August 13, 2026. An information statement will be made available to investors that will provide certain information about the new sub-adviser, the terms of the new sub-advisory agreement and these related changes.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW International Equity VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW International Equity VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW International Equity VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW International Equity VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica TSW International Equity VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Thompson, Siegel & Walmsley LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW International Equity VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Fund.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW International Equity VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
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Denver, CO 80202
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©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica TSW Mid Cap Value Opportunities VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica TSW Mid Cap Value Opportunities VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 95.1%
Automobile Components - 1.5%
Aptiv PLC (A)	54,300	$ 3,332,934
Banks - 2.1%
First Citizens BancShares, Inc., Class A	2,235	4,650,566
Beverages - 4.0%
Brown-Forman Corp., Class B	86,100	2,294,565
Constellation Brands, Inc., Class A	21,800	3,032,162
Molson Coors Beverage Co., Class B	96,100	3,744,056
		9,070,783
Biotechnology - 1.0%
Biogen, Inc. (A)	10,500	2,268,630
Building Products - 0.8%
Builders FirstSource, Inc. (A)	19,800	1,771,704
Chemicals - 3.0%
Mosaic Co.	214,600	4,547,374
PPG Industries, Inc.	17,700	2,146,833
		6,694,207
Construction & Engineering - 1.0%
Fluor Corp. (A)	44,400	2,326,116
Consumer Staples Distribution & Retail - 1.1%
Dollar General Corp.	9,700	1,116,567
Dollar Tree, Inc. (A)	11,900	1,439,305
		2,555,872
Containers & Packaging - 2.8%
Crown Holdings, Inc.	15,200	1,699,664
Graphic Packaging Holding Co.	445,452	4,708,428
		6,408,092
Distributors - 2.2%
LKQ Corp.	187,198	4,928,923
Diversified Telecommunication Services - 0.9%
Liberty Global Ltd., Class A (A)	183,700	2,088,669
Electric Utilities - 3.3%
Evergy, Inc.	58,400	5,047,512
OGE Energy Corp.	47,475	2,310,133
		7,357,645
Electronic Equipment, Instruments & Components - 4.5%
CDW Corp.	32,600	4,584,864
TD SYNNEX Corp.	6,020	1,609,387
Vontier Corp.	137,672	3,992,488
		10,186,739
Energy Equipment & Services - 2.0%
Halliburton Co.	97,600	3,313,520
Noble Corp. PLC	29,900	1,115,270
		4,428,790
Financial Services - 4.6%
Corpay, Inc. (A)	6,800	2,266,236
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Fiserv, Inc. (A)	96,400	$ 4,728,420
Global Payments, Inc.	46,000	3,337,760
		10,332,416
Food Products - 7.3%
Campbell's Co. (B)	119,700	2,665,719
Conagra Brands, Inc.	278,700	3,751,302
Kraft Heinz Co.	256,000	6,046,720
Tyson Foods, Inc., Class A	69,500	3,978,875
		16,442,616
Gas Utilities - 0.8%
National Fuel Gas Co.	21,900	1,690,899
Ground Transportation - 2.0%
U-Haul Holding Co.	77,100	4,448,670
Health Care Equipment & Supplies - 3.5%
Baxter International, Inc.	151,200	3,223,584
Zimmer Biomet Holdings, Inc.	53,100	4,571,379
		7,794,963
Health Care Providers & Services - 3.9%
Centene Corp. (A)	52,000	3,337,880
Henry Schein, Inc. (A)	44,064	3,680,225
Molina Healthcare, Inc. (A)	7,300	1,669,510
		8,687,615
Hotels, Restaurants & Leisure - 0.7%
Flutter Entertainment PLC (A)	14,900	1,522,333
Insurance - 5.2%
Fidelity National Financial, Inc.	77,200	3,640,752
Markel Group, Inc. (A)	2,600	5,077,826
Ryan Specialty Holdings, Inc.	76,700	2,896,192
		11,614,770
Interactive Media & Services - 2.5%
Match Group, Inc.	67,750	2,577,888
People, Inc. (A)	67,558	3,118,477
		5,696,365
IT Services - 1.6%
Cognizant Technology Solutions Corp., Class A	90,200	3,493,446
Life Sciences Tools & Services - 3.2%
Bio-Rad Laboratories, Inc., Class A (A)	7,100	2,084,631
IQVIA Holdings, Inc. (A)	26,700	5,158,974
		7,243,605
Media - 5.9%
Charter Communications, Inc., Class A (A)	34,300	4,877,803
News Corp., Class A	104,400	2,592,252
Omnicom Group, Inc.	47,200	3,437,576
Sirius XM Holdings, Inc.	76,728	2,266,545
		13,174,176
Multi-Utilities - 1.7%
Dominion Energy, Inc.	54,900	3,749,121
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW Mid Cap Value Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 5.2%
Expand Energy Corp.	51,100	$ 4,659,809
HF Sinclair Corp.	29,600	2,061,640
Occidental Petroleum Corp.	103,900	5,046,423
		11,767,872
Pharmaceuticals - 3.5%
Perrigo Co. PLC	211,800	2,200,602
Viatris, Inc.	41,600	660,608
Zoetis, Inc.	70,800	5,087,688
		7,948,898
Professional Services - 4.2%
Amentum Holdings, Inc. (A)	155,914	3,222,742
Clarivate PLC (A)	794,009	1,715,060
SS&C Technologies Holdings, Inc.	73,700	4,573,085
		9,510,887
Real Estate Management & Development - 1.9%
CoStar Group, Inc. (A)	152,500	4,318,800
Software - 0.5%
Roper Technologies, Inc.	3,400	1,150,526
Specialized REITs - 3.9%
Crown Castle, Inc.	60,000	4,543,800
Gaming & Leisure Properties, Inc.	93,300	4,154,649
		8,698,449
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 1.5%
Lithia Motors, Inc.	11,800	$ 3,427,782
Technology Hardware, Storage & Peripherals - 0.8%
HP, Inc.	78,100	1,713,514
Textiles, Apparel & Luxury Goods - 0.5%
Lululemon Athletica, Inc. (A)	10,100	1,153,218
Total Common Stocks (Cost $221,445,535)		213,650,611
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (C)	315,315	315,315
Total Other Investment Company (Cost $315,315)		315,315
Total Investments (Cost $221,760,850)		213,965,926
Net Other Assets (Liabilities) - 4.8%		10,805,179
Net Assets - 100.0%		$ 224,771,105
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$213,650,611	$—	$—	$213,650,611
Other Investment Company	315,315	—	—	315,315
Total Investments	$213,965,926	$—	$—	$213,965,926
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $2,639,062, collateralized by cash collateral of $315,315 and non-cash collateral, such as U.S. government securities of $2,380,628. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at June 30, 2026.
(D)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW Mid Cap Value Opportunities VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Investments, at value (cost $221,760,850) (including securities loaned of $2,639,062)	$213,965,926
Cash	11,531,003
Receivables and other assets:
Investments sold	1,160,920
Net income from securities lending	9,800
Shares of beneficial interest sold	19,944
Dividends	179,469
Prepaid expenses	907
Total assets	226,867,969
Liabilities:
Cash collateral received upon return of:
Securities on loan	315,315
Payables and other liabilities:
Investments purchased	1,542,173
Shares of beneficial interest redeemed	5,416
Investment management fees	138,194
Distribution and service fees	46,319
Transfer agent costs	461
Trustee and CCO fees	1,217
Audit and tax fees	10,083
Custody fees	8,122
Legal fees	885
Printing and shareholder reports fees	20,454
Other accrued expenses	8,225
Total liabilities	2,096,864
Net assets	$224,771,105
Net assets consist of:
Capital stock ($0.01 par value)	$215,922
Additional paid-in capital	197,760,266
Total distributable earnings (accumulated losses)	26,794,917
Net assets	$224,771,105
Net assets by class:
Initial Class	$15,374,157
Service Class	209,396,948
Shares outstanding:
Initial Class	1,410,747
Service Class	20,181,432
Net asset value and offering price per share:
Initial Class	$10.90
Service Class	10.38
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income	$2,561,574
Interest income	69,991
Net income from securities lending	13,225
Total investment income	2,644,790
Expenses:
Investment management fees	800,993
Distribution and service fees:
Service Class	268,487
Transfer agent costs	1,302
Trustee and CCO fees	5,905
Audit and tax fees	11,169
Custody fees	9,910
Legal fees	9,073
Printing and shareholder reports fees	21,478
Other	11,572
Total expenses	1,139,889
Net investment income (loss)	1,504,901
Net realized gain (loss) on:
Investments	17,215,987
Net change in unrealized appreciation (depreciation) on:
Investments	(11,859,912)
Net realized and change in unrealized gain (loss)	5,356,075
Net increase (decrease) in net assets resulting from operations	$6,860,976
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW Mid Cap Value Opportunities VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$1,504,901	$3,139,054
Net realized gain (loss)	17,215,987	14,839,265
Net change in unrealized appreciation (depreciation)	(11,859,912)	3,045,462
Net increase (decrease) in net assets resulting from operations	6,860,976	21,023,781
Dividends and/or distributions to shareholders:
Initial Class	—	(4,230,916)
Service Class	—	(60,594,320)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(64,825,236)
Capital share transactions:
Proceeds from shares sold:
Initial Class	57,465	176,251
Service Class	1,439,781	2,730,852
	1,497,246	2,907,103
Dividends and/or distributions reinvested:
Initial Class	—	4,230,916
Service Class	—	60,594,320
	—	64,825,236
Cost of shares redeemed:
Initial Class	(1,034,502)	(1,444,928)
Service Class	(16,896,875)	(29,679,738)
	(17,931,377)	(31,124,666)
Net increase (decrease) in net assets resulting from capital share transactions	(16,434,131)	36,607,673
Net increase (decrease) in net assets	(9,573,155)	(7,193,782)
Net assets:
Beginning of period/year	234,344,260	241,538,042
End of period/year	$224,771,105	$234,344,260
Capital share transactions - shares:
Shares issued:
Initial Class	5,287	13,574
Service Class	137,976	246,663
	143,263	260,237
Shares reinvested:
Initial Class	—	401,035
Service Class	—	6,017,311
	—	6,418,346
Shares redeemed:
Initial Class	(95,641)	(116,390)
Service Class	(1,628,752)	(2,530,909)
	(1,724,393)	(2,647,299)
Net increase (decrease) in shares outstanding:
Initial Class	(90,354)	298,219
Service Class	(1,490,776)	3,733,065
	(1,581,130)	4,031,284
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW Mid Cap Value Opportunities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$10.57	$13.05	$14.48	$14.62	$19.74	$15.64
Investment operations:
Net investment income (loss)(A)	0.08	0.19	0.12	0.13	0.18	0.13
Net realized and unrealized gain (loss)	0.25	1.05	1.14	1.33	(1.72)	4.41
Total investment operations	0.33	1.24	1.26	1.46	(1.54)	4.54
Dividends and/or distributions to shareholders:
Net investment income	—	(0.17)	(0.22)	(0.22)	(0.15)	(0.14)
Net realized gains	—	(3.55)	(2.47)	(1.38)	(3.43)	(0.30)
Total dividends and/or distributions to shareholders	—	(3.72)	(2.69)	(1.60)	(3.58)	(0.44)
Net asset value, end of period/year	$10.90	$10.57	$13.05	$14.48	$14.62	$19.74
Total return(B)	3.12%(C)	9.56%	8.48%	10.81%	(8.23)%	29.19%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,374	$15,874	$15,693	$80,441	$235,756	$263,545
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76%(D)	0.76%	0.81%	0.91%	0.87%	0.87%
Including waiver and/or reimbursement and recapture	0.76%(D)	0.76%	0.81%(E)	0.91%	0.87%	0.87%
Net investment income (loss) to average net assets	1.54%(D)	1.57%	0.79%	0.93%	1.05%	0.68%
Portfolio turnover rate	47%(C)	67%	126%	18%	15%	45%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW Mid Cap Value Opportunities VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$10.08	$12.59	$14.07	$14.24	$19.31	$15.32
Investment operations:
Net investment income (loss)(A)	0.07	0.15	0.12	0.12	0.13	0.08
Net realized and unrealized gain (loss)	0.23	1.03	1.05	1.27	(1.67)	4.32
Total investment operations	0.30	1.18	1.17	1.39	(1.54)	4.40
Dividends and/or distributions to shareholders:
Net investment income	—	(0.14)	(0.18)	(0.18)	(0.10)	(0.11)
Net realized gains	—	(3.55)	(2.47)	(1.38)	(3.43)	(0.30)
Total dividends and/or distributions to shareholders	—	(3.69)	(2.65)	(1.56)	(3.53)	(0.41)
Net asset value, end of period/year	$10.38	$10.08	$12.59	$14.07	$14.24	$19.31
Total return(B)	2.98%(C)	9.36%	8.09%	10.57%	(8.43)%	28.84%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$209,397	$218,470	$225,845	$236,613	$242,628	$297,801
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01%(D)	1.01%	1.06%	1.16%	1.12%	1.12%
Including waiver and/or reimbursement and recapture	1.01%(D)	1.01%	1.06%	1.16%	1.12%	1.12%
Net investment income (loss) to average net assets	1.29%(D)	1.32%	0.83%	0.83%	0.81%	0.43%
Portfolio turnover rate	47%(C)	67%	126%	18%	15%	45%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica TSW Mid Cap Value Opportunities VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2026, commissions recaptured are $5,417.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2026, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$315,315	$—	$—	$—	$315,315
Total Borrowings	$315,315	$—	$—	$—	$315,315
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Medium capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, or have limited liquidity. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Focused investing risk: To the extent the Portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $750 million	0.6950%
Over $750 million up to $1.5 billion	0.6925
Over $1.5 billion up to $2 billion	0.6500
Over $2 billion	0.6300
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.78%	May 1, 2027
Service Class	1.03	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$104,804,296	$—	$119,892,194	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$221,760,850	$18,386,024	$(26,180,948)	$(7,794,924)
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW Mid Cap Value Opportunities VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW Mid Cap Value Opportunities VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW Mid Cap Value Opportunities VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW Mid Cap Value Opportunities VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica TSW Mid Cap Value Opportunities VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Thompson, Siegel & Walmsley LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW Mid Cap Value Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for its peer universe for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Fund. The Board noted that the Portfolio’s sub-adviser had commenced sub-advising the Portfolio on May 1, 2024 pursuant to its current investment objective and investment strategies.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica TSW Mid Cap Value Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica WMC US Growth VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 3.9%
Axon Enterprise, Inc. (A)	79,058	$ 44,320,706
FTAI Aviation Ltd.	179,904	48,669,429
General Electric Co.	306,800	114,660,364
L3 Harris Technologies, Inc.	119,114	34,613,337
		242,263,836
Automobiles - 2.1%
Tesla, Inc. (A)	314,489	132,274,073
Biotechnology - 0.6%
Natera, Inc. (A)	129,037	35,027,094
Broadline Retail - 2.6%
Amazon.com, Inc. (A)	680,001	162,071,438
Building Products - 0.3%
Johnson Controls International PLC	127,061	18,564,883
Capital Markets - 0.8%
Interactive Brokers Group, Inc., Class A	223,628	19,464,581
KKR & Co., Inc.	303,516	27,856,698
Nasdaq, Inc.	28,669	2,259,691
		49,580,970
Chemicals - 1.0%
Sherwin-Williams Co.	189,530	65,258,970
Communications Equipment - 1.4%
Arista Networks, Inc. (A)	502,084	85,294,030
Consumer Staples Distribution & Retail - 1.3%
BJ's Wholesale Club Holdings, Inc. (A)	400,737	34,952,281
Walmart, Inc.	392,773	44,485,470
		79,437,751
Diversified Telecommunication Services - 0.6%
Space Exploration Technologies Corp., Class A (A)	226,000	38,614,360
Electrical Equipment - 1.6%
Eaton Corp. PLC	78,876	33,610,641
GE Vernova, Inc.	30,706	36,075,251
Vertiv Holdings Co., Class A	90,187	30,196,412
		99,882,304
Electronic Equipment, Instruments & Components - 4.5%
Advanced Energy Industries, Inc.	49,944	18,622,619
Amphenol Corp., Class A	443,917	78,271,445
Coherent Corp. (A)	94,398	37,237,179
Corning, Inc.	292,249	74,649,162
Fabrinet (A)	10,608	5,962,545
Flex Ltd. (A)	190,354	30,850,673
Keysight Technologies, Inc. (A)	101,911	35,675,984
		281,269,607
Entertainment - 2.3%
Liberty Media Corp. - Liberty Formula One, Class C (A)	397,312	37,800,264
Netflix, Inc. (A)	1,441,304	102,909,105
		140,709,369
	Shares	Value
COMMON STOCKS (continued)
Financial Services - 2.8%
Mastercard, Inc., Class A	280,169	$ 143,894,798
Rocket Cos., Inc., Class A (A)	2,020,134	31,817,111
		175,711,909
Health Care Equipment & Supplies - 0.6%
Dexcom, Inc. (A)	530,763	35,746,888
Health Care Technology - 0.3%
Veeva Systems, Inc., Class A (A)	116,903	20,746,775
Hotels, Restaurants & Leisure - 2.2%
DoorDash, Inc., Class A (A)	270,178	49,855,946
Hilton Worldwide Holdings, Inc.	115,006	38,004,883
Royal Caribbean Cruises Ltd.	159,391	50,611,424
		138,472,253
Interactive Media & Services - 11.3%
Alphabet, Inc., Class A	1,391,806	497,389,710
Meta Platforms, Inc., Class A	366,078	206,208,077
		703,597,787
IT Services - 1.9%
Cloudflare, Inc., Class A (A)	186,135	45,655,193
Quantinuum, Inc., Class A (A)	60,600	4,953,444
Shopify, Inc., Class A (A)	355,008	40,534,813
Snowflake, Inc., Class A (A)	114,554	29,153,993
		120,297,443
Machinery - 0.7%
Cummins, Inc.	63,963	45,619,051
Media - 0.5%
EchoStar Corp., Class A (A)(B)	275,895	28,003,343
Oil, Gas & Consumable Fuels - 0.2%
Diamondback Energy, Inc.	57,774	10,155,514
Pharmaceuticals - 3.7%
Eli Lilly & Co.	193,945	232,623,451
Semiconductors & Semiconductor Equipment - 30.4%
Advanced Micro Devices, Inc. (A)	322,954	187,607,208
Applied Materials, Inc.	118,056	85,354,488
Broadcom, Inc.	945,566	357,187,556
Cerebras Systems, Inc., Class A (A)	56,382	12,460,422
KLA Corp.	663,320	200,130,277
Lam Research Corp.	119,182	51,645,136
Micron Technology, Inc.	211,933	244,632,143
NVIDIA Corp.	3,783,622	757,064,926
		1,896,082,156
Software - 9.9%
AppLovin Corp., Class A (A)	58,553	30,168,262
Cadence Design Systems, Inc. (A)	119,265	44,762,540
Microsoft Corp.	860,996	321,168,728
Oracle Corp.	442,476	64,844,858
Palantir Technologies, Inc., Class A (A)	509,800	59,478,366
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Palo Alto Networks, Inc. (A)	234,913	$ 80,110,031
Samsara, Inc., Class A (A)	520,531	16,880,820
		617,413,605
Specialty Retail - 2.1%
Lowe's Cos., Inc.	238,981	52,692,921
O'Reilly Automotive, Inc. (A)	369,312	34,009,942
Wayfair, Inc., Class A (A)	477,826	44,160,679
		130,863,542
Technology Hardware, Storage & Peripherals - 9.6%
Apple, Inc.	1,625,340	470,308,383
Sandisk Corp. (A)	30,355	69,019,074
Seagate Technology Holdings PLC	58,936	56,873,240
		596,200,697
	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 0.6%
Ferguson Enterprises, Inc.	58,918	$ 13,983,009
United Rentals, Inc.	18,684	21,166,917
		35,149,926
Total Common Stocks (Cost $3,774,110,778)		6,216,933,025
Total Investments (Cost $3,774,110,778)		6,216,933,025
Net Other Assets (Liabilities) - 0.2%		14,070,366
Net Assets - 100.0%		$ 6,231,003,391
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$6,216,933,025	$—	$—	$6,216,933,025
Total Investments	$6,216,933,025	$—	$—	$6,216,933,025
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $24,175,981, collateralized by non-cash collateral, such as U.S.
government securities of $24,711,901. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica WMC US Growth VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Investments, at value (cost $3,774,110,778) (including securities loaned of $24,175,981)	$6,216,933,025
Cash	24,311,174
Foreign currency, at value (cost $6,550)	6,846
Receivables and other assets:
Investments sold	36,462,566
Net income from securities lending	7,632
Shares of beneficial interest sold	220,444
Dividends	617,150
Tax reclaims	16,078
Prepaid expenses	24,161
Total assets	6,278,599,076
Liabilities:
Payables and other liabilities:
Investments purchased	38,845,022
Interest expense	1,893
Shares of beneficial interest redeemed	4,734,385
Investment management fees	3,285,745
Distribution and service fees	237,832
Transfer agent costs	12,328
Trustee and CCO fees	31,518
Audit and tax fees	31,345
Custody fees	135,570
Legal fees	16,136
Printing and shareholder reports fees	207,771
Other accrued expenses	56,140
Total liabilities	47,595,685
Net assets	$6,231,003,391
Net assets consist of:
Capital stock ($0.01 par value)	$1,400,378
Additional paid-in capital	3,004,385,204
Total distributable earnings (accumulated losses)	3,225,217,809
Net assets	$6,231,003,391
Net assets by class:
Initial Class	$5,144,612,567
Service Class	1,086,390,824
Shares outstanding:
Initial Class	114,039,453
Service Class	25,998,362
Net asset value and offering price per share:
Initial Class	$45.11
Service Class	41.79
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income	$12,183,347
Interest income	161,972
Net income from securities lending	26,389
Total investment income	12,371,708
Expenses:
Investment management fees	17,963,019
Distribution and service fees:
Service Class	1,298,545
Transfer agent costs	33,064
Trustee and CCO fees	149,968
Audit and tax fees	40,374
Custody fees	165,973
Legal fees	220,977
Printing and shareholder reports fees	239,208
Interest	2,789
Other	129,293
Total expenses	20,243,210
Net investment income (loss)	(7,871,502)
Net realized gain (loss) on:
Investments	407,705,571
Net change in unrealized appreciation (depreciation) on:
Investments	63,185,972
Translation of assets and liabilities denominated in foreign currencies	(196)
Net change in unrealized appreciation (depreciation)	63,185,776
Net realized and change in unrealized gain (loss)	470,891,347
Net increase (decrease) in net assets resulting from operations	$463,019,845
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica WMC US Growth VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$(7,871,502)	$(15,367,522)
Net realized gain (loss)	407,705,571	395,487,523
Net change in unrealized appreciation (depreciation)	63,185,776	557,167,287
Net increase (decrease) in net assets resulting from operations	463,019,845	937,287,288
Dividends and/or distributions to shareholders:
Initial Class	—	(767,008,938)
Service Class	—	(176,341,873)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(943,350,811)
Capital share transactions:
Proceeds from shares sold:
Initial Class	124,145,600	177,964,503
Service Class	7,966,651	25,293,032
	132,112,251	203,257,535
Dividends and/or distributions reinvested:
Initial Class	—	767,008,938
Service Class	—	176,341,873
	—	943,350,811
Cost of shares redeemed:
Initial Class	(365,529,263)	(698,754,382)
Service Class	(77,354,675)	(154,791,160)
	(442,883,938)	(853,545,542)
Net increase (decrease) in net assets resulting from capital share transactions	(310,771,687)	293,062,804
Net increase (decrease) in net assets	152,248,158	286,999,281
Net assets:
Beginning of period/year	6,078,755,233	5,791,755,952
End of period/year	$6,231,003,391	$6,078,755,233
Capital share transactions - shares:
Shares issued:
Initial Class	3,022,576	4,217,295
Service Class	211,909	667,653
	3,234,485	4,884,948
Shares reinvested:
Initial Class	—	19,320,124
Service Class	—	4,785,397
	—	24,105,521
Shares redeemed:
Initial Class	(8,441,374)	(17,047,394)
Service Class	(1,973,560)	(3,964,763)
	(10,414,934)	(21,012,157)
Net increase (decrease) in shares outstanding:
Initial Class	(5,418,798)	6,490,025
Service Class	(1,761,651)	1,488,287
	(7,180,449)	7,978,312
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica WMC US Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$41.86	$42.06	$35.85	$25.94	$45.46	$43.71
Investment operations:
Net investment income (loss)(A)	(0.05)	(0.09)	(0.03)	0.02	0.02	(0.05)
Net realized and unrealized gain (loss)	3.30	7.16	10.07	10.81	(13.49)	8.86
Total investment operations	3.25	7.07	10.04	10.83	(13.47)	8.81
Dividends and/or distributions to shareholders:
Net investment income	—	—	—	(0.01)	—	(0.04)
Net realized gains	—	(7.27)	(3.83)	(0.91)	(6.05)	(7.02)
Total dividends and/or distributions to shareholders	—	(7.27)	(3.83)	(0.92)	(6.05)	(7.06)
Net asset value, end of period/year	$45.11	$41.86	$42.06	$35.85	$25.94	$45.46
Total return(B)	7.76%(C)	17.76%	28.99%	42.08%	(31.35)%	20.67%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,144,612	$5,000,958	$4,751,978	$3,899,250	$2,766,449	$3,959,377
Expenses to average net assets	0.64%(D)	0.64%	0.64%	0.66%	0.65%	0.64%
Net investment income (loss) to average net assets	(0.22)%(D)	(0.22)%	(0.08)%	0.06%	0.07%	(0.11)%
Portfolio turnover rate	23%(C)	29%	40%	52%	34%	25%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$38.83	$39.58	$34.00	$24.69	$43.74	$42.35
Investment operations:
Net investment income (loss)(A)	(0.09)	(0.18)	(0.13)	(0.05)	(0.06)	(0.16)
Net realized and unrealized gain (loss)	3.05	6.70	9.54	10.27	(12.94)	8.57
Total investment operations	2.96	6.52	9.41	10.22	(13.00)	8.41
Dividends and/or distributions to shareholders:
Net realized gains	—	(7.27)	(3.83)	(0.91)	(6.05)	(7.02)
Net asset value, end of period/year	$41.79	$38.83	$39.58	$34.00	$24.69	$43.74
Total return(B)	7.60%(C)	17.47%	28.69%	41.72%	(31.52)%	20.37%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,086,391	$1,077,797	$1,039,778	$903,641	$315,826	$499,931
Expenses to average net assets	0.89%(D)	0.89%	0.89%	0.91%	0.90%	0.89%
Net investment income (loss) to average net assets	(0.47)%(D)	(0.47)%	(0.33)%	(0.18)%	(0.19)%	(0.36)%
Portfolio turnover rate	23%(C)	29%	40%	52%	34%	25%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica WMC US Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2026, commissions recaptured are $9,090.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2026, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
For the period ended June 30, 2026, the Portfolio's average borrowings are as follows:
Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$5,150,000	4	4.87%
5. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Large capitalization companies risk: The Portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Small and medium capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Liquidity risk: The Portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Portfolio to sell. This may prevent the Portfolio from limiting losses.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the Portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Portfolio had not fair-valued securities or had used a different valuation methodology. The Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Sector focus risk: To the extent the Portfolio invests more heavily in a particular market sector, the value of the Portfolio’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the Portfolio will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Information technology sector risk: Information technology companies face intense competition and potentially rapid product obsolescence, including due to rapid development of technological innovations and frequent new product introduction. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Such companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss, impairment of, or inability to enforce those rights. They are also facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. These companies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.6800%
Over $500 million up to $800 million	0.6700
Over $800 million up to $1 billion	0.6575
Over $1 billion up to $2 billion	0.6130
Over $2 billion up to $3 billion	0.6050
Over $3 billion up to $4 billion	0.5900
Over $4 billion up to $5 billion	0.5750
Over $5 billion up to $7 billion	0.5700
Over $7 billion	0.5500
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2026
Initial Class	0.69%	May 1, 2027
Service Class	0.94	May 1, 2027
Prior to May 1, 2026
Initial Class	0.74
Service Class	0.99
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
Cross-trades: The Portfolio is authorized to purchase securities from or sell securities to other portfolios within TST or between the Portfolio and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when such transactions are determined to be in the best interests of each Portfolio participating in the transaction.
For the period ended June 30, 2026, the Portfolio engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) as follows:
Purchases	Sales	Net Realized Gains/(Losses)
$—	$21,542,914	$(228,374)
7. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$1,385,450,339	$—	$1,694,425,549	$—
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however,
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$3,774,110,778	$2,525,487,245	$(82,664,998)	$2,442,822,247
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica WMC US Growth VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica WMC US Growth VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica WMC US Growth VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica WMC US Growth VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica WMC US Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Wellington Management Company LLP (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica WMC US Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 10-year period and in line with the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10- year periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica WMC US Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

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(b)	The registrant’s Financial Highlights are filed under Item 7(a) of this Form.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

There are no proxy disclosures for the registrant during the period covered by this report.

Item 10:	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included within the Financial Statements filed under Item 7(a) of this Form.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

The registrant’s responses with respect to Statements Regarding Basis for Approval of Investment Management and Sub-Advisory Contracts is included within the Financial Statements filed under Item 7(a) of this Form.

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees that have been implemented since the registrant last provided disclosure in response to the requirements of this Item.

Item 16:	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files on Form N-CSR is (a) accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18:	Recovery of Erroneously Awarded Compensation.

Not applicable to the registrant.

Item 19:	Exhibits.

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable for semi-annual reports.

(a)(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable to the registrant.

(a)(3)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is attached hereto.

(a)(4)

Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940, as amended (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)

The certification by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	September 3, 2026

By:	/s/ Kari Seabrands
Kari Seabrands
Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date:	September 3, 2026

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

19(a)(3)	Section 302 N-CSR Certification of Principal Executive Officer
19(a)(3)	Section 302 N-CSR Certification of Principal Financial Officer
19(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer